UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-21357

Franklin Limited Duration Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur,

One Franklin Parkway,

San Mateo,

CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

Semiannual Report
Franklin Limited
Duration Income
Trust
June 30, 2024
Not FDIC Insured No Bank Guarantee May Lose Value
.

Managed Distribution Policy : Until December 31, 2023, the Fund employed a managed distribution policy whereby the Fund made distributions to common shareholders at an annual minimum fixed rate of 10%, based on the average monthly net asset value (NAV) of the Fund's common shares. Effective January 1, 2024, the Board has implemented a new managed distribution plan where the Fund will distribute a level distribution amount to shareholders. The Fund intends to make monthly distributions to shareholders at the fixed rate of $0.0615 per share. Management will generally distribute amounts necessary to satisfy the Fund's plan and the requirements prescribed by excise tax rules and Subchapter M of the Internal Revenue Code. The plan is intended to provide shareholders with a consistent distribution each month and is intended to narrow the discount between the market price and the NAV of the Fund's common shares, but there is no assurance that the plan will be successful in doing so.
Under the managed distribution plan, to the extent that sufficient investment income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund's investment performance from the amount of the Fund's distributions or from the terms of the
Fund's managed distribution plan.
The Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Fund’s shareholders, however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Plan. The amendment or termination of the Plan could have an adverse effect on the market price of the Fund’s common shares. The Plan will be subject to the periodic review by the Board, including a yearly review of the annual minimum fixed rate to determine if an adjustment should be made.
Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of the current distribution or from the terms of the Fund’s Plan. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes.
Please see the "Important Information to Shareholders" section for additional information.

franklintempleton.com
Annual Report
1
Contents
Fund Overview 2
Performance Summary 4
Financial Highlights and Schedule of Investments 6
Financial Statements 119
Notes to Financial Statements 123
Important Information to Shareholders 134
Annual Meeting of Shareholders 135
Dividend Reinvestment and Cash Purchase Plan 136
Shareholder Information 138
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

2
franklintempleton.com
Semiannual Report
Franklin Limited Duration Income Trust
Dear Shareholder,
This semiannual report for Franklin Limited Duration Income
Trust covers the period ended June 30, 2024. Effective
January 1, 2024, the Fund changed its benchmark from the
blended 1/3 Credit Suisse (CS) High Yield Index + 1/3 CS
Leveraged Loan Index (CS LLI) + 1/3 Bloomberg Mortgage-
Backed Securities (MBS) Index to the blended 1/3 ICE BofA
US High Yield Constrained Index + 1/3 Morningstar
®
LSTA
®
US Leverage Loan Index
SM
+ 1/3 Bloomberg MBS Index.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide high, current income, with a
secondary objective of capital appreciation to the extent
possible and consistent with the Fund’s primary objective,
through a portfolio consisting primarily of high-yield corporate bonds, floating rate corporate loans and mortgage- and
other asset-backed securities. We invest in a diversified mix of fixed income securities, primarily high-yield corporate
bonds, senior secured floating rate corporate loans, and
mortgage- and other asset-backed securities. The Fund
may also invest a portion in marketplace loans. Our top-
down analysis of macroeconomic trends combined with a
bottom-up analysis of market sectors, industries and issuers drives our investment process. We seek to maintain a limited duration, or interest-rate sensitivity, to moderate the impact that fluctuating interest rates might have on the Fund’s fixed income portfolio. Within the corporate bond and corporate
loan sectors, we seek securities trading at reasonable
valuations from issuers with characteristics such as strong
market positions, stable cash flows, reasonable capital
structures, supportive asset values, strong sponsorship
and improving credit fundamentals. In the mortgage- and
other asset-backed securities sector, we look to capture
an attractive income stream and total return through our
analysis of security prepayment assumptions, potential
pricing inefficiencies and underlying collateral characteristics.
Performance Overview
For the six months under review, the Fund posted cumulative
total returns of +3.70% based on net asset value and
+8.05% based on market price. The Fund’s new benchmark,
the blended 1/3 ICE BofA US High Yield Constrained Index
+ 1/3 Morningstar
®
LSTA
®
US Leveraged Loan Index
SM
+ 1/3
Bloomberg MBS Index, posted a +2.01% cumulative total
return.
1
The prior blended benchmark, the blended 1/3 Credit
Suisse (CS) High Yield Index + 1/3 CS Leveraged Loan
Index (CS LLI) + 1/3 Bloomberg Mortgage-Backed Securities
(MBS) Index, posted a +2.06% total return.
1
Individually,
the ICE BofA US High Yield Constrained Index, which
is designed to mirror below investment-grade corporate
debt publicly issued in the U.S. domestic market, posted
a +2.62% cumulative total return.
2
The prior index, the CS
High Yield Index, posted a +2.74% cumulative total return,
2
while the Morningstar
®
LSTA
®
US Leveraged Loan Index
SM
,
which is designed to mirror the market value-weighted and
provides comprehensive coverage of the U.S. leveraged
loan market, posted a +4.40% cumulative total return.

The prior index, the CS LLI, posted a 4.44% total return.
2
Additionally, the Bloomberg MBS Index, which tracks the
performance of fixed-rate agency mortgage-backed pass-
through securities guaranteed by Ginnie Mae (GNMA),
Fannie Mae (FNMA) and Freddie Mac (FHLMC), posted a
-0.98% cumulative total return.

Over the period, net asset
value decreased from $7.18 per share on December 31,
2023, to $7.07 at period-end, and the market price increased from $6.22 to $6.34 by period-end. You can find the Fund’s
Portfolio Composition
6/30/24
% of Total
Investments
Corporate Bonds 34.1%
Senior Floating Rate Interests 29.1%
Marketplace Loans 13.5%
Mortgage-Backed Securities 10.2%
Asset-Backed Securities
*
8.9%
Commercial Mortgage-Backed Securities 0.7%
Other
†
0.3%
Short-Term Investments 3.2%
*
Includes non-agency residential mortgage backed securities, collateralized loan obligations and consumer loan certificates.
†
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
1. Source: FactSet. The Blended Benchmark was calculated internally.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
7
.

Franklin Limited Duration Income Trust
3
franklintempleton.com
Semiannual Report
long-term performance data in the Performance Summary
on page 4 .
Until December 31, 2023, the Fund employed a managed
distribution policy whereby the Fund made distributions to
common shareholders at an annual minimum fixed rate of
10%, based on the average monthly net asset value (NAV)
of the Fund’s common shares. Effective January 1, 2024,
the Board has implemented a new managed distribution
plan where the Fund will distribute a level distribution
amount to shareholders. The Fund intends to make monthly
distributions to shareholders at the fixed rate of $0.0615
per share. Management will generally distribute amounts
necessary to satisfy the Fund’s plan and the requirements
prescribed by excise tax rules and Subchapter M of the
Internal Revenue Code. The plan is intended to provide
shareholders with a consistent distribution each month and
is intended to narrow the discount between the market price
and the NAV of the Fund’s common shares, but there is
no assurance that the plan will be successful in doing so.
Please see the “Important Information to Shareholders”
section for additional information.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Thank you for your continued participation in Franklin Limited
Duration Income Trust. We look forward to serving your
future investment needs.
Sincerely,
Sonal Desai, Ph.D.
Glenn I. Voyles, CFA
Justin Ma, CFA
Patrick A. Klein, Ph.D.
Portfolio Management Team
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2024
Franklin Limited Duration Income Trust
4
franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/24
1,2
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Prices
Cumulative Total Return
3
Average Annual Total Return

Based on
NAV
4
Based on
market price
5
Based on
NAV

Based on
market price
5
6-Month +3.70% +8.05% +3.70% +8.05%
1-Year +10.37% +15.10% +10.37% +15.10%
5-Year +13.79% +13.74% +2.62% +2.61%
10-Year +21.02% +29.72% +1.93% +2.64%
Symbol: FTF 6/30/24 12/31/23 Change
Net Asset Value (NAV) $7.07 $7.18 -$0.11
Market Price (NYSE) $6.34 $6.22 +$0.12
See page 5 for Performance Summary footnotes.

Franklin Limited Duration Income Trust
Performance Summary

franklintempleton.com
Semiannual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls.
Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks.
Low-rated, high-yield bonds
are subject to greater price volatility, illiquidity and possibility of default. The manager may consider
environmental, social and governance (ESG) criteria
in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated.
1. Figures are for common shares. As of 6/30/24, the Fund had leverage in the amount of 31.88% of the Fund’s total portfolio. The Fund employs leverage through partic-
ipation in a Credit Facility, entering into reverse repurchase agreements, and purchase of Mortgage Dollar Rolls. The use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). The cost of leverage rises and falls with changes in short-term interest rates. Such increases/decreases in the cost of the Fund’s leverage may be offset by increased/decreased income from the Fund’s floating rate investments.
2. Gross expenses are the Fund’s total annual operating expenses as of the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect voluntary fee waivers, expense caps and/or reimbursements. Voluntary waivers may be modified or discontinued at any time without notice.
3. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Assumes reinvestment of distributions based on net asset value.
5. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions Per Share
(1/1/24–6/30/24)
Net Investment
Income
$0.3690

Franklin Limited Duration Income Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.18 $7.06 $8.97 $9.43 $10.00 $10.11
Income from investment operations:
Net investment income
a
............. 0.32 0.65 0.62 0.52 0.51 0.53
Net realized and unrealized gains (losses) (0.06) 0.18 (1.46) (0.05) (0.15) 0.39
Total from investment operations ........ 0.26 0.83 (0.84) 0.47 0.36 0.92
Less distributions to common shareholders
from:
Net investment income .............. (0.37) (0.41) (0.57) (0.55) (0.55) (0.58)
Tax return of capital ................ — (0.30) (0.21) (0.38) (0.38) (0.45)
Total distributions ................... (0.37) (0.71) (0.78) (0.93) (0.93) (1.03)
Dilution effect of rights offering ......... — — (0.29)
b
— — —
Net asset value, end of period .......... $7.07 $7.18 $7.06 $8.97 $9.43 $10.00
Market value, end of period
c
........... $6.34 $6.22 $6.21 $9.09 $9.42 $9.59
Total return (based on net asset value per
share)
d
........................... 3.70% 12.36% (12.75)% 5.16% 4.26% 9.33%
Total return (based on market value per
share)
d
........................... 8.05% 12.17% (23.52)% 6.77% 9.43% 18.34%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 4.04% 4.07% 2.69% 1.76% 1.86% 2.16%
Expenses net of waiver and payments by
affiliates .......................... 4.03% 4.06%
f
2.68%
f
1.75%
f
1.85%
f
2.15%
f
Net investment income ............... 9.14% 9.16% 8.16% 5.58% 5.51% 5.15%
Supplemental data
Net assets, end of period (000’s) ........ $285,492 $290,198 $285,319 $270,437 $284,199 $301,452
Portfolio turnover rate ................ 59.55% 104.86% 95.50% 107.66% 106.46% 113.49%
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 30.71% 71.14% 52.93% 51.04% 60.46% 57.50%
Total credit facility and reverse repurchase
agreements outstanding at end of period
(000’s) ........................... $109,118 $109,652 $117,090 $116,359 $111,505 $107,117
Asset coverage per $1,000 of debt ...... $3,616 $3,647 $3,437 $3,324 $3,549 $3,814
a
Based on average daily shares outstanding.
b
Represents the impact of Fund’s rights offering of 10,250,000 common shares in February 2022 as a subscription price per share based on a formula.
c
Based on the last sale on the NYSE American.
d
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
See Note 1(d) regarding mortgage dollar rolls.

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited), June 30, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.4%
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. .......................... United States 24,950 $ 4,641
Independent Power and Renewable Electricity Producers 0.2%
a
Talen Energy Corp. .................................... United States 4,438 492,707
Metals & Mining 0.0%
†
a
Petra Diamonds Ltd. ................................... South Africa 331,401 167,995
Oil, Gas & Consumable Fuels 0.1%
a
Amplify Energy Corp. .................................. United States 281 1,905
Birch Permian Holdings, Inc. ............................. United States 20,307 172,864
California Resources Corp. .............................. United States 42 2,235
177,004
Pharmaceuticals 0.1%
a
Endo, Inc. ........................................... United States 8,809 248,854
a,b
Endo, Inc. , 144A ...................................... United States 2,849 80,128
328,982
Specialty Retail 0.0%
a,c
Party City Holdco, Inc. .................................. United States 10 —
Total Common Stocks (Cost $ 1,253,174 ) .......................................
1,171,329
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. .......................... United States 59,089 1,477
a
Total Preferred Stocks (Cost $ 79,741 ) ..........................................
1,477
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a
California Resources Corp. , 10/27/24 ...................... United States 96 1,712
Total Warrants (Cost $ – ) ......................................................
1,712
Principal
Amount
*
Corporate Bonds 49.8%
Aerospace & Defense 0.3%
b ,d
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ............. Canada 900,000 913,627
Automobile Components 1.8%
b
Adient Global Holdings Ltd. ,
d
Senior Note , 144A, 8.25% , 4/15/31 ...................... United States 1,200,000 1,253,592
Senior Secured Note , 144A, 7% , 4/15/28 .................. United States 400,000 409,764
b ,d ,e
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 1,100,000 936,648
b
Garrett Motion Holdings, Inc. / Garrett LX I SARL , Senior Note , 144A,
7.75% , 5/31/32 ..................................... United States 700,000 709,980
d
Goodyear Tire & Rubber Co. (The) , Senior Note , 9.5% , 5/31/25 ... United States 1,000,000 1,001,879
b
ZF North America Capital, Inc. , Senior Note , 144A, 6.75% , 4/23/30 Germany 700,000 713,567
5,025,430
Automobiles 0.4%
b ,d
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,300,000 1,247,367

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Beverages 0.2%
b ,d
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 700,000 $ 645,445
Biotechnology 0.4%
b
Emergent BioSolutions, Inc. , Senior Note , 144A, 3.875% , 8/15/28 . United States 900,000 586,002
b
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 .............. Spain 600,000 518,361
1,104,363
Broadline Retail 0.3%
e
Nordstrom, Inc. , Senior Bond , 4% , 3/15/27 .................. United States 1,000,000 953,300
Building Products 1.8%
b ,d
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 500,000 490,763
b ,d
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 1,000,000 824,773
b ,d
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 1,000,000 1,003,411
b ,d
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 .......................... United States 1,100,000 1,109,957
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC , Senior
Secured Note , 144A, 6.75% , 4/01/32 ..................... United States 500,000 503,869
b ,d
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................... United States 1,200,000 1,274,383
5,207,156
Capital Markets 0.3%
b ,d
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 500,000 469,446
b
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875% , 3/01/31 . United States 500,000 516,096
985,542
Chemicals 2.4%
b ,f ,g
Anagram Holdings LLC / Anagram International, Inc. , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 166,428 2,492
b
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 300,000 227,794
d
Celanese US Holdings LLC , Senior Note , 6.33% , 7/15/29 ....... United States 1,000,000 1,029,081
b
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 600,000 510,661
b ,d
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 200,000 183,984
b ,e
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 1,500,000 1,435,469
b ,d
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................... United States 1,000,000 1,009,019
b ,f
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 220,500 177,731
b ,d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 .. United States 1,200,000 1,293,040
b
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 22,000 21,586
b ,e
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ..... United States 1,000,000 916,470
6,807,327
Commercial Services & Supplies 1.6%
b ,d
Allied Universal Holdco LLC , Senior Secured Note , 144A, 7.875% ,
2/15/31 ........................................... United States 1,200,000 1,204,202
b
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 800,000 768,112
b ,d
Enviri Corp. , Senior Note , 144A, 5.75% , 7/31/27 .............. United States 1,400,000 1,332,106
b ,d
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 600,000 555,663

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ..... Canada 700,000 $ 697,465
4,557,548
Communications Equipment 0.0%
†
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 ................ United States 100,000 66,554
Construction & Engineering 0.4%
b ,d
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 300,000 278,869
b ,d
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 800,000 763,749
1,042,618
Consumer Finance 1.9%
b
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 9.25% , 4/01/29 ............... United States 600,000 625,993
Senior Secured Note , 144A, 8.5% , 5/15/30 ................ United States 400,000 407,698
b ,d
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ........... United States 1,100,000 1,101,228
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note , 144A, 6.4% , 3/26/29 ....................... United Kingdom 100,000 101,763
Senior Note , 144A, 6.5% , 3/26/31 ....................... United Kingdom 200,000 205,802
d
OneMain Finance Corp. , Senior Note , 9% , 1/15/29 ............ United States 1,500,000 1,583,950
b ,d
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 1,400,000 1,331,079
5,357,513
Consumer Staples Distribution & Retail 0.3%
b ,d
US Foods, Inc. , Senior Note , 144A, 6.875% , 9/15/28 ........... United States 700,000 716,568
Containers & Packaging 2.6%
b ,d
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ....... United States 1,500,000 1,271,056
b ,e
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. , Senior
Note , 144A, 5.25% , 8/15/27 ............................ United States 600,000 374,347
d
Crown Americas LLC / Crown Americas Capital Corp. VI , Senior
Note , 4.75% , 2/01/26 ................................. United States 500,000 491,857
b
LABL, Inc. , Senior Secured Note , 144A, 9.5% , 11/01/28 ........ United States 300,000 302,738
b ,d
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/27 ..................... United States 1,500,000 1,502,808
Senior Secured Note , 144A, 7.875% , 4/15/27 .............. United States 1,200,000 1,225,489
b ,e
Owens-Brockway Glass Container, Inc. , Senior Note , 144A, 6.625% ,
5/13/27 ........................................... United States 375,000 374,629
b ,d
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 300,000 280,392
b ,e
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 1,200,000 1,125,083
b ,d
Trivium Packaging Finance BV , Senior Note , 144A, 8.5% , 8/15/27 . Netherlands 400,000 397,428
7,345,827
Distributors 0.4%
b
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ............. United States 400,000 407,476
b ,d
Ritchie Bros Holdings, Inc. ,
Senior Note , 144A, 7.75% , 3/15/31 ...................... Canada 500,000 522,803
Senior Secured Note , 144A, 6.75% , 3/15/28 ............... Canada 300,000 305,788
1,236,067
Diversified Consumer Services 0.4%
e
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ...... United States 1,300,000 1,175,603

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs 0.8%
b ,d
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 800,000 $ 701,340
b ,d
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP , Senior Note , 144A, 4.5% , 9/30/28 ............... United States 900,000 792,764
b ,d
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 700,000 665,449
2,159,553
Diversified Telecommunication Services 0.3%
b ,d
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Note ,
144A, 6.375% , 9/01/29 ................................ United States 1,000,000 951,249
Electric Utilities 0.6%
b
Vistra Operations Co. LLC ,
Senior Note , 144A, 5.625% , 2/15/27 ..................... United States 600,000 590,373
e
Senior Note , 144A, 4.375% , 5/01/29 ..................... United States 400,000 372,721
d
Senior Note , 144A, 7.75% , 10/15/31 ..................... United States 100,000 104,218
Senior Note , 144A, 6.875% , 4/15/32 ..................... United States 600,000 609,562
1,676,874
Electrical Equipment 0.4%
b ,d ,e
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 1,300,000 1,215,138
Electronic Equipment, Instruments & Components 0.4%
b ,d
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 1,000,000 918,775
b
Zebra Technologies Corp. , Senior Note , 144A, 6.5% , 6/01/32 .... United States 300,000 303,601
1,222,376
Energy Equipment & Services 1.6%
b ,d
Enerflex Ltd. , Senior Secured Note , 144A, 9% , 10/15/27 ........ Canada 900,000 914,464
b ,d
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .... United States 700,000 718,110
b ,d
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 1,000,000 1,015,278
d
Oceaneering International, Inc. , Senior Note , 6% , 2/01/28 ....... United States 300,000 296,862
b
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ..................................... United States 100,000 103,309
b ,d
Transocean, Inc. , Senior Secured Note , 144A, 8.75% , 2/15/30 .... United States 720,000 756,495
b ,d
Weatherford International Ltd. , Senior Note , 144A, 8.625% , 4/30/30 United States 700,000 725,954
4,530,472
Entertainment 0.4%
b ,d
Banijay Entertainment SASU , Senior Secured Note , 144A, 8.125% ,
5/01/29 ........................................... France 1,100,000 1,126,055
Financial Services 2.1%
b ,d
Freedom Mortgage Holdings LLC , Senior Note , 144A, 9.25% ,
2/01/29 ........................................... United States 300,000 300,066
b
GGAM Finance Ltd. ,
Senior Note , 144A, 8% , 2/15/27 ........................ Ireland 200,000 206,718
d
Senior Note , 144A, 8% , 6/15/28 ........................ Ireland 700,000 737,748
b
Jefferson Capital Holdings LLC ,
d
Senior Note , 144A, 6% , 8/15/26 ........................ United States 600,000 592,272
Senior Note , 144A, 9.5% , 2/15/29 ....................... United States 1,300,000 1,341,353
b ,d
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 .......................................... United States 1,100,000 1,034,854
b
PRA Group, Inc. ,
d
Senior Note , 144A, 8.375% , 2/01/28 ..................... United States 600,000 598,409
d
Senior Note , 144A, 5% , 10/01/29 ....................... United States 300,000 257,206
Senior Note , 144A, 8.875% , 1/31/30 ..................... United States 400,000 399,660

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
b ,d
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% , 11/15/25 United States 400,000 $ 397,408
5,865,694
Food Products 0.7%
d
B&G Foods, Inc. ,
Senior Note , 5.25% , 4/01/25 ........................... United States 352,000 350,956
Senior Note , 5.25% , 9/15/27 ........................... United States 400,000 370,951
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ..................................... United States 200,000 206,231
d
Pilgrim's Pride Corp. , Senior Bond , 6.875% , 5/15/34 ........... United States 1,100,000 1,172,071
2,100,209
Ground Transportation 0.3%
b ,d
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 900,000 811,750
Health Care Equipment & Supplies 0.5%
b ,d
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 .......................................... United States 600,000 615,000
b ,d
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 ...... United States 500,000 477,551
b ,d
Neogen Food Safety Corp. , Senior Note , 144A, 8.625% , 7/20/30 .. United States 400,000 432,509
1,525,060
Health Care Providers & Services 1.7%
b
CHS/Community Health Systems, Inc. ,
e
Secured Note , 144A, 6.125% , 4/01/30 .................... United States 500,000 350,408
d
Senior Secured Note , 144A, 5.625% , 3/15/27 .............. United States 400,000 372,845
d
Senior Secured Note , 144A, 10.875% , 1/15/32 ............. United States 500,000 521,018
b ,d
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,200,000 1,085,363
b ,d
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ........ Italy 1,500,000 1,376,906
b
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 1,000,000 539,135
d
Tenet Healthcare Corp. , Senior Secured Note , 6.125% , 6/15/30 ... United States 700,000 696,149
4,941,824
Hotel & Resort REITs 0.5%
b ,d
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 7.25% , 7/15/28 ...................... United States 300,000 310,455
Senior Note , 144A, 6.5% , 4/01/32 ....................... United States 1,100,000 1,100,982
1,411,437
Hotels, Restaurants & Leisure 3.3%
b ,c ,g
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 1,500,000 —
b
Allwyn Entertainment Financing UK plc , Senior Secured Note , 144A,
7.875% , 4/30/29 ..................................... Czech Republic 800,000 827,092
b ,d
Boyne USA, Inc. , Senior Note , 144A, 4.75% , 5/15/29 ........... United States 300,000 280,120
b ,d
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.5% ,
2/15/32 ........................................... United States 600,000 603,335
b ,d
Carnival Corp. ,
Senior Note , 144A, 7.625% , 3/01/26 ..................... United States 200,000 202,118
Senior Note , 144A, 5.75% , 3/01/27 ...................... United States 1,500,000 1,482,822
b ,d
Carnival Holdings Bermuda Ltd. , Senior Note , 144A, 10.375% ,
5/01/28 ........................................... United States 400,000 433,310
b ,d
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ....................... United States 1,300,000 1,142,631
b ,e
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 300,000 296,800
b
Royal Caribbean Cruises Ltd. ,
d
Senior Note , 144A, 5.5% , 8/31/26 ....................... United States 300,000 296,860

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Royal Caribbean Cruises Ltd., (continued)
Senior Note , 144A, 6.25% , 3/15/32 ...................... United States 300,000 $ 302,708
b ,d
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. , Senior
Secured Note , 144A, 6.625% , 5/01/32 .................... United States 1,000,000 1,016,866
b ,d
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 200,000 188,377
b ,d
Viking Cruises Ltd. ,
Senior Note , 144A, 5.875% , 9/15/27 ..................... United States 300,000 297,084
Senior Note , 144A, 7% , 2/15/29 ........................ United States 600,000 603,649
b ,d
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ........................... United States 1,500,000 1,556,406
9,530,178
Household Durables 1.2%
b ,d
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note , 144A, 6.625% , 1/15/28 ..................... United States 500,000 499,793
Senior Note , 144A, 4.625% , 4/01/30 ..................... United States 1,000,000 894,930
b ,d
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25% , 8/15/28 .. United States 500,000 512,505
b ,d
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 .......... United States 800,000 833,784
b ,d
Weekley Homes LLC / Weekley Finance Corp. , Senior Note , 144A,
4.875% , 9/15/28 ..................................... United States 800,000 741,793
3,482,805
Independent Power and Renewable Electricity Producers 1.1%
b ,d
Calpine Corp. , Senior Note , 144A, 5.125% , 3/15/28 ............ United States 1,500,000 1,443,748
b ,d
Clearway Energy Operating LLC ,
Senior Bond , 144A, 3.75% , 1/15/32 ...................... United States 400,000 340,731
Senior Note , 144A, 4.75% , 3/15/28 ...................... United States 300,000 286,872
Senior Note , 144A, 3.75% , 2/15/31 ...................... United States 200,000 174,652
b ,d
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 894,634
3,140,637
Insurance 1.1%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ....................... United States 400,000 404,470
Senior Secured Note , 144A, 7.5% , 11/06/30 ............... United States 400,000 400,585
b ,d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 6.75% , 10/15/27 ..................... United States 400,000 394,906
Senior Secured Note , 144A, 7% , 1/15/31 .................. United States 500,000 505,522
b ,d
Jones Deslauriers Insurance Management, Inc. , Senior Note , 144A,
10.5% , 12/15/30 ..................................... Canada 1,400,000 1,504,765
3,210,248
IT Services 0.9%
b ,d
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 700,000 619,711
b
Cogent Communications Group, Inc. / Cogent Communications
Finance, Inc. , Senior Note , 144A, 7% , 6/15/27 .............. United States 700,000 693,388
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ........................................... United States 600,000 615,480
b ,d
Gartner, Inc. ,
Senior Note , 144A, 4.5% , 7/01/28 ....................... United States 500,000 482,328
Senior Note , 144A, 3.625% , 6/15/29 ..................... United States 200,000 183,337
2,594,244

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Life Sciences Tools & Services 0.4%
b ,d
Fortrea Holdings, Inc. , Senior Secured Note , 144A, 7.5% , 7/01/30 . United States 1,000,000 $ 994,837
Machinery 1.1%
b ,d
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ............. Canada 1,300,000 1,186,925
b ,d
Calderys Financing LLC , Senior Secured Note , 144A, 11.25% ,
6/01/28 ........................................... France 800,000 847,243
b
Esab Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............... United States 600,000 604,348
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 ................
United States 600,000 603,626
3,242,142
Media 1.8%
b ,d
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 ...................... United States 300,000 262,843
Senior Note , 144A, 7.5% , 6/01/29 ....................... United States 900,000 752,963
Senior Secured Note , 144A, 9% , 9/15/28 .................. United States 500,000 523,950
b ,d
CSC Holdings LLC ,
Senior Note , 144A, 11.25% , 5/15/28 ..................... United States 700,000 610,481
Senior Note , 144A, 11.75% , 1/31/29 ..................... United States 800,000 682,783
b ,d ,g
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note , 144A, 6.625% , 8/15/27 ..................... United States 500,000 10,313
Senior Secured Note , 144A, 5.375% , 8/15/26 .............. United States 800,000 16,500
b ,d
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 200,000 188,284
b ,e
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 1,200,000 1,105,655
b ,d
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Bond , 144A, 4.625% , 3/15/30 ........................... United States 100,000 90,193
b ,d
Scripps Escrow, Inc. , Senior Note , 144A, 5.875% , 7/15/27 ....... United States 500,000 302,623
b ,d
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 600,000 542,549
5,089,137
Metals & Mining 1.0%
d
ATI, Inc. , Senior Note , 7.25% , 8/15/30 ...................... United States 700,000 723,570
b ,d
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 600,000 544,819
b ,f
Petra Diamonds US Treasury plc , Senior Secured Note , 144A, PIK,
9.75% , 3/08/26 ..................................... South Africa 781,938 551,267
b ,d
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 1,100,000 997,775
2,817,431
Mortgage Real Estate Investment Trusts (REITs) 0.7%
b ,d
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 1,500,000 1,259,155
b ,d
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 800,000 739,625
1,998,780
Oil, Gas & Consumable Fuels 5.8%
b ,d
Antero Resources Corp. , Senior Note , 144A, 7.625% , 2/01/29 .... United States 166,000 171,046
b ,d
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125% , 1/15/27 ..................... United States 900,000 849,442
Senior Secured Note , 144A, 9.25% , 7/15/29 ............... United States 800,000 816,000
d
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ...... United States 400,000 381,307
b ,d
Chesapeake Energy Corp. , Senior Note , 144A, 6.75% , 4/15/29 ... United States 500,000 501,391
b
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375% ,
1/15/29 ........................................... United States 500,000 515,791
b ,d
Civitas Resources, Inc. ,
Senior Note , 144A, 8.375% , 7/01/28 ..................... United States 700,000 734,355
Senior Note , 144A, 8.75% , 7/01/31 ...................... United States 700,000 750,540

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b ,d
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 300,000 $ 297,769
b ,d
EnLink Midstream LLC , Senior Note , 144A, 6.5% , 9/01/30 ....... United States 800,000 819,345
b ,d
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 100,000 102,196
b ,d
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ........ United Kingdom 500,000 490,584
b
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 500,000 507,194
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 5.75% ,
2/01/29 ........................................... United States 500,000 484,207
b ,d
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 600,000 591,621
b ,d
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ..................... United States 1,800,000 1,948,338
b
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 ...... United States 700,000 700,573
c ,f ,g ,h
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 606,187 —
b ,i
Northriver Midstream Finance LP , Senior Secured Note , 144A,
6.75% , 7/15/32 ..................................... Canada 1,100,000 1,102,613
b ,d
PBF Holding Co. LLC / PBF Finance Corp. , Senior Note , 144A,
7.875% , 9/15/30 ..................................... United States 200,000 204,910
b
Sunoco LP , Senior Note , 144A, 7.25% , 5/01/32 ............... United States 600,000 621,059
b ,d
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 4.125% , 8/15/31 .............. United States 300,000 269,406
Senior Secured Note , 144A, 3.875% , 8/15/29 .............. United States 300,000 273,414
b ,d
Venture Global LNG, Inc. ,
Senior Secured Note , 144A, 8.125% , 6/01/28 .............. United States 600,000 618,604
Senior Secured Note , 144A, 9.5% , 2/01/29 ................ United States 500,000 547,861
Senior Secured Note , 144A, 8.375% , 6/01/31 .............. United States 500,000 518,988
b ,d
Viper Energy, Inc. , Senior Note , 144A, 7.375% , 11/01/31 ........ United States 700,000 725,657
Vital Energy, Inc. ,
d
Senior Note , 9.75% , 10/15/30 .......................... United States 500,000 546,395
b
Senior Note , 144A, 7.875% , 4/15/32 ..................... United States 500,000 508,660
16,599,266
Paper & Forest Products 0.1%
b
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 400,000 331,098
Passenger Airlines 0.4%
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 666,667 661,357
b ,d
United Airlines, Inc. ,
Senior Secured Note , 144A, 4.375% , 4/15/26 .............. United States 100,000 96,717
Senior Secured Note , 144A, 4.625% , 4/15/29 .............. United States 300,000 279,637
1,037,711
Personal Care Products 0.2%
b ,d
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International
US LLC , Senior Secured Note , 144A, 6.625% , 7/15/30 ........ United States 600,000 609,353
Pharmaceuticals 0.7%
b ,d
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 327,000 314,846
b
Bausch Health Cos., Inc. ,
Secured Note , 144A, 14% , 10/15/30 ..................... United States 115,000 89,125
d
Senior Secured Note , 144A, 11% , 9/30/28 ................. United States 581,000 518,543
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ........................................... United States 200,000 206,645
d
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
4.75% , 5/09/27 ..................................... Israel 900,000 868,417
1,997,576

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Real Estate Management & Development 0.7%
b ,d
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 10.5% , 1/15/28 ................................. United States 839,586 $ 861,491
b ,d
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 500,000 479,553
b ,d
Greystar Real Estate Partners LLC , Senior Secured Note , 144A,
7.75% , 9/01/30 ..................................... United States 500,000 526,939
1,867,983
Software 1.0%
b ,d
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 500,000 483,966
b ,e
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 1,300,000 1,201,899
b ,d
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 1,300,000 1,134,639
2,820,504
Specialized REITs 0.4%
b ,d
Iron Mountain, Inc. , Senior Note , 144A, 7% , 2/15/29 ........... United States 1,000,000 1,018,601
Specialty Retail 0.5%
b ,d
Evergreen Acqco 1 LP / TVI, Inc. , Senior Secured Note , 144A,
9.75% , 4/26/28 ..................................... United States 648,000 692,897
b ,d
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 .......... United States 700,000 606,638
1,299,535
Textiles, Apparel & Luxury Goods 0.1%
b ,d
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 ............ United States 400,000 419,442
Trading Companies & Distributors 1.2%
b
EquipmentShare.com, Inc. ,
d
Secured Note , 144A, 9% , 5/15/28 ....................... United States 800,000 826,580
Secured Note , 144A, 8.625% , 5/15/32 .................... United States 600,000 622,903
b ,d
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 1,200,000 1,084,108
b ,d
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ........ United States 900,000 913,273
3,446,864
Wireless Telecommunication Services 0.3%
b
Altice France Holding SA ,
Senior Secured Note , 144A, 10.5% , 5/15/27 ............... Luxembourg 1,700,000 680,476
Senior Secured Note , 144A, 6% , 2/15/28 .................. Luxembourg 300,000 97,855
Digicel Group Holdings Ltd. ,
Zero Cpn., 11/17/33 ................................. Bermuda 36,027 1,898
780,229
Total Corporate Bonds (Cost $ 150,530,563 ) .....................................
142,254,147
j
Senior Floating Rate Interests 42.6%
Aerospace & Defense 0.8%
f
Alloy Finco Ltd. , First Lien, Term Loan, B , PIK, 14% , 3/08/28 ..... United Kingdom 1,195,712 1,082,119
k
Cobham Ultra SeniorCo SARL , First Lien, USD CME Term Loan, B ,
9.262% , ( 6-month SOFR + 3.75% ), 8/03/29 ................ Luxembourg 329,742 320,674
k
Dynasty Acquisition Co., Inc. ,
First Lien, 2024 Specified Refinancing CME Term Loan, B1 ,
8.844% , ( 1-month SOFR + 3.5% ), 8/24/28 ................. United States 199,533 200,485
First Lien, 2024 Specified Refinancing CME Term Loan, B2 ,
8.844% , ( 1-month SOFR + 3.5% ), 8/24/28 ................. United States 76,935 77,302
k
Vertex Aerospace Services Corp. , First Lien, 2024 CME Term Loan ,
8.094% , ( 1-month SOFR + 2.75% ), 12/06/30 ............... United States 543,857 545,167
2,225,747
a a a a a a

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
Air Freight & Logistics 0.8%
k
GN Loanco LLC , First Lien, CME Term Loan, B , 9.83% , ( 3-month
SOFR + 4.5% ), 12/19/30 .............................. United States 382,484 $ 357,670
k
Kenan Advantage Group, Inc. (The) , First Lien, CME Term Loan, B3 ,
9.094% , ( 1-month SOFR + 3.75% ), 1/25/29 ................ United States 1,297,079 1,305,186
Rand Parent LLC ,
k
First Lien, CME Term Loan, B , 9.585% , ( 3-month SOFR + 4.25% ),
3/18/30 ........................................... United States 502,822 504,378
l
First Lien, CME Term Loan, B , TBD, 5/30/31 ................ United States 141,176 141,176
2,308,410
a a a a a a
k
Automobile Components 1.6%
Adient US LLC , First Lien, CME Term Loan, B2 , 8.094% , ( 1-month
SOFR + 2.75% ), 1/31/31 .............................. United States 474,655 478,248
DexKo Global, Inc. ,
First Lien, 2023 Incremental CME Term Loan , 9.585% , ( 3-month
SOFR + 4.25% ), 10/04/28 ............................. United States 236,250 236,374
First Lien, Closing Date Dollar CME Term Loan , 9.346% , ( 3-month
SOFR + 3.75% ), 10/04/28 ............................. United States 469,952 468,020
First Brands Group LLC ,
First Lien, 2021 CME Term Loan , 10.591% , ( 3-month SOFR + 5% ),
3/30/27 ........................................... United States 1,201,644 1,195,828
First Lien, 2022-2 Incremental CME Term Loan , 10.591% ,
( 3-month SOFR + 5% ), 3/30/27 ......................... United States 1,215,255 1,209,938
Highline Aftermarket Acquisition LLC , First Lien, Initial CME Term
Loan , 9.944% , ( 1-month SOFR + 4.5% ), 11/09/27 ........... United States 531,905 535,230
Tenneco, Inc. , First Lien, CME Term Loan, B , 10.435% , ( 3-month
SOFR + 5% ), 11/17/28 ................................ United States 327,225 314,634
4,438,272
a a a a a a
Automobiles 0.4%
k
American Trailer World Corp. , First Lien, CME Term Loan, B ,
9.179% , ( 1-month SOFR + 3.75% ), 3/03/28 ................ United States 1,135,380 1,113,144
Beverages 0.2%
k
Triton Water Holdings, Inc. , First Lien, Initial CME Term Loan ,
8.814% , ( 3-month SOFR + 3.25% ), 3/31/28 ................ United States 560,590 561,431
k
Broadline Retail 0.3%
Knot Worldwide, Inc. (The) , First Lien, Amendment No. 4 CME Term
Loan , 9.826% , ( 1-month SOFR + 4.5% ), 1/31/28 ............ United States 389,992 391,942
i
Peer Holding III BV , First Lien, CME Term Loan, B , 8.228% ,
( 12-month SOFR + 3% ), 6/20/31 ........................ Netherlands 341,588 342,372
734,314
a a a a a a
k
Building Products 0.4%
AZZ, Inc. , First Lien, Initial CME Term Loan , 8.594% , ( 1-month
SOFR + 3.25% ), 5/14/29 .............................. United States 235,794 237,562
i
Cornerstone Building Brands, Inc. , First Lien, CME Term Loan, C ,
9.829% , ( 1-month SOFR + 4.5% ), 5/15/31 ................. United States 605,479 602,958
i
EMRLD Borrower LP , First Lien, Term Loan, B , 7.728% , ( 12-month
SOFR + 2.5% ), 6/18/31 ............................... United States 207,101 207,359
MIWD Holdco II LLC , First Lien, 2024 Incremental CME Term Loan ,
8.844% , ( 1-month SOFR + 3.5% ), 3/28/31 ................. United States 104,790 105,555
1,153,434
a a a a a a

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Capital Markets 1.9%
AI Aqua Merger Sub, Inc. ,
First Lien, 2023 Incremental CME Term Loan, B , 9.579% , ( 1-month
SOFR + 4.25% ), 7/31/28 .............................. United States 158,730 $ 159,147
First Lien, Initial CME Term Loan, B , 9.329% , ( 1-month SOFR +
4% ), 7/31/28 ....................................... United States 1,052,679 1,055,742
i
Aretec Group, Inc. , First Lien, Term Loan, B2 , 9.344% , ( 1-month
SOFR + 4% ), 8/09/30 ................................. United States 448,844 451,136
Citadel Securities LP , First Lien, CME Term Loan , 7.594% , ( 1-month
SOFR + 2.25% ), 7/29/30 .............................. United States 315,257 316,518
Deerfield Dakota Holding LLC , First Lien, Initial Dollar CME Term
Loan , 9.085% , ( 3-month SOFR + 3.75% ), 4/09/27 ........... United States 564,979 565,397
Edelman Financial Engines Center LLC (The) , First Lien, 2021
Refinancing Term Loan , 8.93% , ( 1-month SOFR + 3.5% ), 4/07/28 United States 971,111 973,616
i
First Eagle Holdings, Inc. , First Lien, Term Loan, B2 , 8.33% ,
( 1-month SOFR + 3% ), 2/22/29 ......................... United States 700,000 697,813
i
GTCR Everest Borrower LLC , First Lien, CME Term Loan, B ,
8.012% , ( 12-month SOFR + 3% ), 6/03/31 .................. United States 159,204 159,502
Jane Street Group LLC , First Lien, 2021 CME Term Loan , 7.958% ,
( 1-month SOFR + 2.5% ), 1/26/28 ........................ United States 532,078 532,213
Russell Investments US Institutional Holdco, Inc. , First Lien, 2027
CME Term Loan , 10.33% , ( 3-month SOFR + 5% ), 5/28/27 ..... United States 606,029 540,693
5,451,777
a a a a a a
k
Chemicals 2.8%
CPC Acquisition Corp. , First Lien, Initial CME Term Loan , 9.346% ,
( 3-month SOFR + 3.75% ), 12/29/27 ...................... United States 688,266 577,999
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan , 9.977% , ( 3-month SOFR +
4.5% ), 3/15/29 ...................................... United States 980,000 977,986
Second Lien, Initial CME Term Loan , 12.881% , ( 1-month SOFR +
7.438% ), 3/15/30 .................................... United States 279,070 256,814
INEOS US Finance LLC , First Lien, 2027-2 Dollar CME Term Loan ,
9.179% , ( 1-month SOFR + 3.75% ), 11/08/27 ............... Luxembourg 316,800 317,704
INEOS US Petrochem LLC , First Lien, New CME Term Loan, B1 ,
9.694% , ( 1-month SOFR + 4.25% ), 3/30/29 ................ United States 913,302 912,731
LSF11 A5 Holdco LLC , First Lien, Term Loan , 8.944% , ( 1-month
SOFR + 3.5% ), 10/16/28 .............................. United States 618,154 618,797
Lummus Technology Holdings V LLC , First Lien, 2024 CME Term
Loan, B , 8.958% , ( 1-month SOFR + 3.5% ), 12/31/29 ......... United States 910,897 915,452
Nouryon Finance BV ,
First Lien, 2024 Dollar CME Term Loan, B2 , 8.829% , ( 1-month
SOFR + 3.5% ), 4/03/28 ............................... Netherlands 271,387 273,083
First Lien, CME Term Loan, B , 8.826% , ( 3-month SOFR + 3.5% ),
4/03/28 ........................................... Netherlands 502,469 504,416
PMHC II, Inc. , First Lien, Initial CME Term Loan , 9.706% , ( 3-month
SOFR + 4.25% ), 4/23/29 .............................. United States 1,179,000 1,153,062
SCIH Salt Holdings, Inc. , First Lien, Incremental CME Term Loan,
B1 , 8.83% , ( 3-month SOFR + 3.5% ), 3/16/27 ............... United States 1,378,873 1,381,458
7,889,502
a a a a a a
k
Commercial Services & Supplies 2.5%
i
Allied Universal Holdco LLC , First Lien, Initial US Dollar CME Term
Loan , 9.194% , ( 1-month SOFR + 3.75% ), 5/12/28 ........... United States 1,704,381 1,699,754
Amentum Government Services Holdings LLC , First Lien, CME Term
Loan, B3 , 9.344% , ( 1-month SOFR + 4% ), 2/15/29 ........... United States 1,044,823 1,050,700
CCI Buyer, Inc. , First Lien, Initial CME Term Loan , 9.335% , ( 3-month
SOFR + 4% ), 12/17/27 ................................ United States 696,699 698,277

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Commercial Services & Supplies (continued)
i
Madison IAQ LLC , First Lien, Initial CME Term Loan , 8.094% ,
( 1-month SOFR + 2.75% ), 6/21/28 ....................... United States 985,090 $ 987,222
Pitney Bowes, Inc. , First Lien, Refinancing CME Term Loan, B ,
9.458% , ( 1-month SOFR + 4% ), 3/17/28 .................. United States 1,741,500 1,745,862
Spin Holdco, Inc. , First Lien, Initial CME Term Loan , 9.6% , ( 3-month
SOFR + 4% ), 3/06/28 ................................. United States 1,257,750 1,077,735
7,259,550
a a a a a a
k
Communications Equipment 0.3%
CommScope, Inc. , First Lien, Initial CME Term Loan , 8.708% ,
( 1-month SOFR + 3.25% ), 4/06/26 ....................... United States 395,844 358,096
Delta Topco, Inc. , First Lien, Second Amendment CME Term Loan ,
8.846% , ( 3-month SOFR + 3.5% ), 11/30/29 ................ United States 450,958 451,288
809,384
a a a a a a
k
Construction & Engineering 0.6%
Brand Industrial Services, Inc. , First Lien, CME Term Loan, C ,
9.827% , ( 3-month SOFR + 4.5% ), 8/01/30 ................. United States 242,112 243,188
Brown Group Holding LLC , First Lien, Incremental CME Term Loan,
B2 , 8.33% , ( 3-month SOFR + 3% ), 7/02/29 ................ United States 162,112 162,234
Chromalloy Corp. , First Lien, CME Term Loan , 9.058% , ( 3-month
SOFR + 3.75% ), 3/27/31 .............................. United States 337,001 338,433
USIC Holdings, Inc. , First Lien, CME Term Loan , 8.943% , ( 1-month
SOFR + 3.5% ), 5/14/28 ............................... United States 657,276 637,147
Zekelman Industries, Inc. , First Lien, 2024 CME Term Loan , 7.594% ,
( 1-month SOFR + 2.25% ), 1/24/31 ....................... United States 394,385 395,513
1,776,515
a a a a a a
Consumer Finance 0.1%
k
Nuvei Technologies Corp. , First Lien, Initial CME Term Loan ,
8.444% , ( 1-month SOFR + 3% ), 12/19/30 .................. Canada 219,744 220,273
k
Containers & Packaging 2.0%
i
Berlin Packaging LLC , First Lien, 2024 Replacement CME Term
Loan , 9.19% , ( 1-month SOFR + 3.75% ), 5/09/31 ............ United States 800,000 802,728
Charter Next Generation, Inc. , First Lien, CME Term Loan, B ,
8.844% , ( 1-month SOFR + 3.5% ), 12/01/27 ................ United States 1,525,625 1,530,050
Kloeckner Pentaplast of America, Inc. , First Lien, USD CME Term
Loan, B , 10.267% , ( 6-month SOFR + 4.725% ), 2/09/26 ....... Luxembourg 1,585,892 1,486,774
LC Ahab US Bidco LLC , First Lien, Initial CME Term Loan , 8.844% ,
( 1-month SOFR + 3.5% ), 5/01/31 ........................ United States 131,291 131,702
Mauser Packaging Solutions Holding Co. , First Lien, Initial CME
Term Loan , 8.829% , ( 1-month SOFR + 3.5% ), 4/15/27 ........ United States 1,188,000 1,190,810
ProAmpac PG Borrower LLC , First Lien, 2024 CME Term Loan, B ,
9.329% , ( 3-month SOFR + 4% ), 9/15/28 .................. United States 482,762 484,512
5,626,576
a a a a a a
k
Distributors 0.2%
i
BCPE Empire Holdings, Inc. , First Lien, Amendment No. 5
Refinancing CME Term Loan , 9.344% , ( 1-month SOFR + 4% ),
12/11/28 .......................................... United States 399,000 399,575
i
Verde Purchaser LLC , First Lien, Initial CME Term Loan , 9.835% ,
( 3-month SOFR + 4.5% ), 11/30/30 ....................... United States 132,075 132,125
531,700
a a a a a a

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Diversified Consumer Services 0.5%
KUEHG Corp. , First Lien, CME Term Loan, C , 9.835% , ( 3-month
SOFR + 4.5% ), 6/12/30 ............................... United States 590,290 $ 593,280
Pre-Paid Legal Services, Inc. , First Lien, Initial CME Term Loan ,
9.208% , ( 1-month SOFR + 3.75% ), 12/07/28 ............... United States 689,554 689,985
WW International, Inc. , First Lien, Initial CME Term Loan , 8.958% ,
( 1-month SOFR + 3.5% ), 4/13/28 ........................ United States 500,000 191,250
1,474,515
a a a a a a
Diversified Telecommunication Services 0.1%
k
Altice France SA , First Lien, CME Term Loan, B14 , 10.829% ,
( 3-month SOFR + 5.5% ), 8/15/28 ........................ France 480,551 354,407
Electric Utilities 0.0%
†
i ,k
Hamilton Projects Acquiror LLC , First Lien, CME Term Loan , 9.079% ,
( 1-month SOFR + 3.75% ), 5/30/31 ....................... United States 109,204 110,043
Electrical Equipment 0.2%
i ,k
Indicor LLC , First Lien, Term Loan, C , 8.585% , ( 3-month SOFR +
3.25% ), 11/22/29 .................................... United States 555,316 558,209
k
Entertainment 0.3%
Playtika Holding Corp. , First Lien, CME Term Loan, B1 , 8.208% ,
( 1-month SOFR + 2.75% ), 3/13/28 ....................... United States 590,894 591,608
William Morris Endeavor Entertainment LLC , First Lien, CME Term
Loan , 8.208% , ( 1-month SOFR + 2.75% ), 5/19/25 ........... United States 314,700 315,599
907,207
a a a a a a
k
Financial Services 0.7%
Boost Newco Borrower LLC , First Lien, Initial USD CME Term Loan ,
8.335% , ( 3-month SOFR + 3% ), 1/31/31 .................. United States 434,783 435,930
Mercury Borrower, Inc. , First Lien, Initial CME Term Loan , 8.958% ,
( 1-month SOFR + 3.5% ), 8/02/28 ........................ United States 800,049 801,650
i
Priority Holdings LLC , First Lien, Initial CME Term Loan , 10.079% ,
( 1-month SOFR + 4.75% ), 5/16/31 ....................... United States 269,231 269,652
i
Red Planet Borrower LLC , First Lien, CME Term Loan, B , 8.944% ,
( 1-month SOFR + 3.5% ), 10/02/28 ....................... United States 472,046 458,263
1,965,495
a a a a a a
k
Food Products 0.3%
B&G Foods, Inc. , First Lien, CME Term Loan, B4 , 7.844% , ( 1-month
SOFR + 2.5% ), 10/09/26 .............................. United States 302,139 302,036
Fiesta Purchaser, Inc. , First Lien, CME Term Loan , 9.344% , ( 1-month
SOFR + 4% ), 2/12/31 ................................. United States 181,291 182,775
i
Primary Products Finance LLC , First Lien, CME Term Loan, B ,
8.952% , ( 3-month SOFR + 3.5% ), 4/02/29 ................. United States 367,893 369,042
853,853
a a a a a a
Ground Transportation 0.4%
k
Avis Budget Car Rental LLC , First Lien, New CME Term Loan, C ,
8.444% , ( 1-month SOFR + 3% ), 3/16/29 .................. United States 286,613 286,720
k
First Student Bidco, Inc. ,
First Lien, 2022 Incremental CME Term Loan, B , 8.435% , ( 3-month
SOFR + 3% ), 7/21/28 ................................. United States 369,276 370,025
First Lien, Initial CME Term Loan, B , 8.564% , ( 3-month SOFR +
3% ), 7/21/28 ....................................... United States 350,248 350,807
First Lien, Initial CME Term Loan, C , 8.564% , ( 3-month SOFR +
3% ), 7/21/28 ....................................... United States 106,521 106,691

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
Ground Transportation (continued)
l
Savage Enterprises LLC , First Lien, Initial Term Loan , TBD, 9/15/28 United States 148,270 $ 148,792
1,263,035
a a a a a a
k
Health Care Equipment & Supplies 0.5%
Bausch + Lomb Corp. , First Lien, New CME Term Loan , 9.344% ,
( 1-month SOFR + 4% ), 9/14/28 ......................... United States 496,250 495,942
Medline Borrower LP ,
i
First Lien, CME Term Loan , 7.487% , ( 12-month SOFR + 2.25% ),
10/23/28 .......................................... United States 68,399 68,485
First Lien, Initial CME Term Loan , 8.094% , ( 1-month SOFR +
2.75% ), 10/23/28 .................................... United States 268,472 269,311
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.) , First Lien, Closing Date CME Term Loan , 10.735% , ( 3-month
SOFR + 5.25% ), 12/15/27 ............................. United States 576,546 579,357
1,413,095
a a a a a a
k
Health Care Providers & Services 3.9%
ADMI Corp. ,
First Lien, Amendment No. 4 Refinancing CME Term Loan ,
8.833% , ( 1-month SOFR + 3.375% ), 12/23/27 .............. United States 755,692 740,011
First Lien, Amendment No. 5 CME Term Loan , 9.208% , ( 1-month
SOFR + 3.75% ), 12/23/27 ............................. United States 203,576 199,887
First Lien, CME Term Loan, B5 , 11.094% , ( 1-month SOFR +
5.75% ), 12/23/27 .................................... United States 129,221 130,297
Aveanna Healthcare LLC , First Lien, 2021 Extended CME Term
Loan , 9.197% , ( 3-month SOFR + 3.75% ), 7/17/28 ........... United States 414,362 397,790
Charlotte Buyer, Inc. , First Lien, CME Term Loan, B , 10.578% ,
( 1-month SOFR + 5.25% ), 2/11/28 ....................... United States 706,401 709,132
CNT Holdings I Corp. , First Lien, Initial CME Term Loan , 8.83% ,
( 3-month SOFR + 3.5% ), 11/08/27 ....................... United States 145,394 145,920
i
eResearchTechnology, Inc. , First Lien, CME Term Loan, B1 , 9.344% ,
( 1-month SOFR + 4% ), 2/04/27 ......................... United States 641,861 645,757
FINThrive Software Intermediate Holdings, Inc. , First Lien, Initial
CME Term Loan , 9.606% , ( 1-month SOFR + 4% ), 12/18/28 .... United States 620,261 507,839
i
Global Medical Response, Inc. , First Lien, 2024 Extended CME Term
Loan , 10.097% , ( 3-month SOFR + 4.75% ), 10/31/28 ......... United States 457,244 443,755
i
LifePoint Health, Inc. , First Lien, 2024 Incremental CME Term Loan ,
9.329% , ( 3-month SOFR + 4% ), 5/19/31 .................. United States 402,878 403,949
Medical Solutions Holdings, Inc. , First Lien, CME Term Loan ,
8.694% , ( 1-month SOFR + 3.25% ), 11/01/28 ............... United States 376,279 286,845
MPH Acquisition Holdings LLC , First Lien, Initial CME Term Loan ,
9.859% , ( 3-month SOFR + 4.25% ), 9/01/28 ................ United States 622,930 520,171
National Mentor Holdings, Inc. ,
First Lien, Initial CME Term Loan , 9.194% , ( 1-month SOFR +
3.75% ), 3/02/28 ..................................... United States 1,479,171 1,399,850
First Lien, Initial CME Term Loan, C , 9.185% , ( 3-month SOFR +
3.75% ), 3/02/28 ..................................... United States 48,018 45,443
Owens & Minor, Inc. , First Lien, Initial CME Term Loan, B1 , 9.194% ,
( 1-month SOFR + 3.75% ), 3/29/29 ....................... United States 129,146 129,267
Pacific Dental Services LLC , First Lien, CME Term Loan , 8.579% ,
( 1-month SOFR + 3.25% ), 3/17/31 ....................... United States 532,359 534,079
Pathway Vet Alliance LLC , First Lien, 2021 Replacement CME Term
Loan , 9.208% , ( 1-month SOFR + 3.75% ), 3/31/27 ........... United States 714,939 565,070
Phoenix Newco, Inc. , First Lien, Initial CME Term Loan , 8.708% ,
( 1-month SOFR + 3.25% ), 11/15/28 ...................... United States 252,258 253,086
Pluto Acquisition I, Inc. , First Lien, CME Term Loan, B , 9.328% ,
( 3-month SOFR + 4% ), 9/20/28 ......................... United States 537,753 483,977

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Health Care Providers & Services (continued)
i
Radiology Partners, Inc. , First Lien, CME Term Loan, B , 10.588% ,
( 3-month SOFR + 5% ), 1/31/29 ......................... United States 646,823 $ 615,128
Star Parent, Inc. , First Lien, CME Term Loan , 9.085% , ( 3-month
SOFR + 3.75% ), 9/27/30 .............................. United States 465,500 465,684
Surgery Center Holdings, Inc. , First Lien, Initial Term Loan , 8.821% ,
( 1-month SOFR + 3.5% ), 12/19/30 ....................... United States 71,225 71,497
U.S. Anesthesia Partners, Inc. , First Lien, Initial CME Term Loan ,
9.694% , ( 1-month SOFR + 4.25% ), 10/02/28 ............... United States 341,328 328,291
Waystar Technologies, Inc. , First Lien, Initial CME Term Loan ,
9.329% , ( 1-month SOFR + 4% ), 10/22/29 .................. United States 1,028,813 1,031,385
11,054,110
a a a a a a
k
Health Care Technology 0.9%
athenahealth Group, Inc. , First Lien, Initial CME Term Loan , 8.594% ,
( 1-month SOFR + 3.25% ), 2/15/29 ....................... United States 1,749,890 1,746,338
Cotiviti, Inc. , First Lien, Initial Floating Rate CME Term Loan ,
8.579% , ( 1-month SOFR + 3.25% ), 5/01/31 ................ United States 855,000 852,863
2,599,201
a a a a a a
k
Hotels, Restaurants & Leisure 2.2%
f
24 Hour Fitness Worldwide, Inc. , First Lien, Exit CME Term Loan ,
PIK, 10.571% , ( 3-month SOFR + 5% ), 12/29/25 ............. United States 1,276,481 512,718
Bally's Corp. , First Lien, CME Term Loan, B , 8.836% , ( 3-month
SOFR + 3.25% ), 10/02/28 ............................. United States 977,970 931,008
Caesars Entertainment, Inc. , First Lien, 2023 Incremental CME Term
Loan, B , 8.097% , ( 3-month SOFR + 2.75% ), 2/06/30 ......... United States 284,250 284,804
Fertitta Entertainment LLC , First Lien, Initial CME Term Loan, B ,
9.081% , ( 1-month SOFR + 3.75% ), 1/29/29 ................ United States 668,899 670,444
Flynn Restaurant Group LP , First Lien, CME Term Loan , 9.708% ,
( 1-month SOFR + 4.25% ), 12/01/28 ...................... United States 763,743 765,079
Hilton Grand Vacations Borrower LLC , First Lien, Initial CME Term
Loan , 7.829% , ( 1-month SOFR + 2.5% ), 8/02/28 ............ United States 661,046 661,812
IRB Holding Corp. , First Lien, CME Term Loan, B , 8.179% , ( 1-month
SOFR + 2.75% ), 12/15/27 ............................. United States 348,248 348,509
Light & Wonder International, Inc. , First Lien, CME Term Loan, B1 ,
8.08% , ( 1-month SOFR + 2.75% ), 4/16/29 ................. United States 159,948 160,220
Ontario Gaming GTA LP , First Lien, CME Term Loan, B , 9.585% ,
( 3-month SOFR + 4.25% ), 8/01/30 ....................... Canada 424,109 426,692
Penn National Gaming, Inc. , First Lien, CME Term Loan, B , 8.194% ,
( 1-month SOFR + 2.75% ), 5/03/29 ....................... United States 108,011 108,266
Raptor Acquisition Corp. , First Lien, CME Term Loan, B , 9.609% ,
( 3-month SOFR + 4% ), 11/01/26 ........................ United States 539,831 542,924
Scientific Games Holdings LP ,
i
First Lien, 2024 Refinancing Dollar CME Term Loan , 8.306% ,
( 1-month SOFR + 3% ), 4/04/29 ......................... United States 400,000 399,666
First Lien, Initial Dollar CME Term Loan , 8.556% , ( 3-month SOFR
+ 3.25% ), 4/04/29 ................................... United States 499,575 499,157
6,311,299
a a a a a a
Household Durables 0.1%
k
Hunter Douglas, Inc. , First Lien, CME Term Loan, B1 , 8.836% ,
( 3-month SOFR + 3.5% ), 2/25/29 ........................ Netherlands 294,737 293,212
Household Products 0.1%
i ,k
Energizer Holdings, Inc. , First Lien, 2024 Refinancing CME Term
Loan , 7.344% , ( 1-month SOFR + 2% ), 12/22/27 ............. United States 166,846 167,473

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
Independent Power and Renewable Electricity Producers 0.1%
k
Talen Energy Supply LLC ,
First Lien, Initial CME Term Loan, B , 8.827% , ( 3-month SOFR +
3.5% ), 5/17/30 ...................................... United States 207,684 $ 210,280
First Lien, Initial CME Term Loan, C , 8.827% , ( 3-month SOFR +
3.5% ), 5/17/30 ...................................... United States 49,735 50,357
260,637
a a a a a a
Insurance 1.9%
k
Acrisure LLC ,
First Lien, 2020 Term Loan, B , 8.944% , ( 1-month Synthetic USD
LIBOR + 3.5% ), 2/15/27 ............................... United States 771,859 772,662
First Lien, 2021-2 Additional CME Term Loan , 9.694% , ( 1-month
SOFR + 4.25% ), 2/15/27 .............................. United States 170,892 171,534
i
First Lien, Term Loan, B6 , 8.594% , ( 3-month SOFR + 3.25% ),
11/06/30 .......................................... United States 176,369 176,370
k
Alliant Holdings Intermediate LLC , First Lien, New CME Term Loan,
B6 , 8.839% , ( 1-month SOFR + 3.5% ), 11/06/30 ............. United States 483,508 485,244
k
AssuredPartners, Inc. , First Lien, 2024 CME Term Loan , 8.844% ,
( 1-month SOFR + 3.5% ), 2/14/31 ........................ United States 818,086 821,154
k
Asurion LLC ,
First Lien, New CME Term Loan, B10 , 9.444% , ( 1-month SOFR +
4% ), 8/21/28 ....................................... United States 394,000 390,182
Second Lien, New CME Term Loan, B3 , 10.708% , ( 1-month SOFR
+ 5.25% ), 1/31/28 ................................... United States 32,665 30,521
Second Lien, New CME Term Loan, B4 , 10.708% , ( 1-month SOFR
+ 5.25% ), 1/19/29 ................................... United States 1,085,259 1,004,288
i ,k
Broadstreet Partners, Inc. , First Lien, CME Term Loan, B4 , 8.494% ,
( 12-month SOFR + 3.25% ), 5/12/31 ...................... United States 219,419 219,089
Sedgwick Claims Management Services, Inc. ,
k
First Lien, 2023 CME Term Loan , 9.094% , ( 1-month SOFR +
3.75% ), 2/24/28 ..................................... United States 840,044 842,027
l
First Lien, Term Loan , TBD, 6/27/31 ...................... United States 347,574 346,705
k
Truist Insurance Holdings LLC , First Lien, Initial CME Term Loan ,
8.585% , ( 3-month SOFR + 3.25% ), 5/06/31 ................ United States 247,525 248,364
5,508,140
a a a a a a
k
IT Services 1.4%
Barracuda Networks, Inc. , First Lien, Initial CME Term Loan , 9.814% ,
( 1-month SOFR + 4.5% ), 8/15/29 ........................ United States 825,419 825,060
i
Fortress Intermediate 3, Inc. , First Lien, Initial CME Term Loan ,
9.096% , ( 1-month SOFR + 3.75% ), 5/09/31 ................ United States 128,122 128,442
Gainwell Acquisition Corp. , First Lien, CME Term Loan, B , 9.435% ,
( 3-month SOFR + 4% ), 10/01/27 ........................ United States 1,120,338 1,087,658
i
Nielsen Consumer LLC , First Lien, CME Term Loan , 9.987% ,
( 12-month SOFR + 4.75% ), 3/06/28 ...................... United States 583,333 584,792
Peraton Corp. , First Lien, CME Term Loan, B , 9.194% , ( 1-month
SOFR + 3.75% ), 2/01/28 .............................. United States 1,414,324 1,416,198
4,042,150
a a a a a a
k
Machinery 0.6%
ASP Blade Holdings, Inc. , First Lien, Initial CME Term Loan , 9.596% ,
( 3-month SOFR + 4% ), 10/13/28 ........................ United States 542,500 414,877
Tiger Acquisition LLC , First Lien, Initial CME Term Loan , 8.694% ,
( 1-month SOFR + 3.25% ), 6/01/28 ....................... United States 529,252 525,737

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Machinery (continued)
TK Elevator Midco GmbH , First Lien, CME Term Loan, C , 8.791% ,
( 6-month SOFR + 3.5% ), 4/30/30 ........................ Germany 694,003 $ 698,449
1,639,063
a a a a a a
Media 2.4%
k
Cengage Learning, Inc. , First Lien, CME Term Loan, B , 9.538% ,
( 6-month SOFR + 4.25% ), 3/14/31 ....................... United States 841,651 845,072
f
Diamond Sports Group LLC , First Lien, Debtor-In-Possession Term
Loan , PIK, 5% , 12/02/24 .............................. United States 72,712 102,756
k
Gray Television, Inc. , First Lien, CME Term Loan, D , 8.444% ,
( 1-month SOFR + 3% ), 12/01/28 ........................ United States 291,729 263,923
k
McGraw-Hill Education, Inc. , First Lien, Initial CME Term Loan ,
10.199% , ( 3-month SOFR + 4.75% ), 7/28/28 ............... United States 983,318 986,253
k
MH Sub I LLC (Micro Holding Corp.) , First Lien, CME Term Loan ,
9.594% , ( 1-month SOFR + 4.25% ), 5/03/28 ................ United States 1,081,990 1,082,212
k
Radiate Holdco LLC , First Lien, Amendment No.6 CME Term Loan ,
8.708% , ( 1-month SOFR + 3.25% ), 9/25/26 ................ United States 1,744,201 1,417,530
k
Univision Communications, Inc. ,
First Lien, 2021 Replacement New CME Term Loan , 8.694% ,
( 1-month SOFR + 3.25% ), 3/16/26 ....................... United States 457,433 458,206
i
First Lien, 2024 Replacement CME Term Loan , 8.944% , ( 1-month
SOFR + 3.5% ), 1/23/29 ............................... United States 700,000 693,875
First Lien, Initial CME Term Loan , 8.708% , ( 1-month SOFR +
3.25% ), 1/31/29 ..................................... United States 334,687 327,157
k
Virgin Media Bristol LLC , First Lien, Advance CME Term Loan, Q ,
8.693% , ( 1-month SOFR + 3.25% ), 1/31/29 ................ United States 762,949 730,787
6,907,771
a a a a a a
Metals & Mining 0.1%
k
Arsenal AIC Parent LLC , First Lien, 2024 CME Term Loan, B ,
9.094% , ( 1-month SOFR + 3.75% ), 8/19/30 ................ United States 375,636 378,359
k
Passenger Airlines 1.3%
AAdvantage Loyalty IP Ltd. , First Lien, Initial CME Term Loan ,
10.336% , ( 3-month SOFR + 4.75% ), 4/20/28 ............... United States 579,303 599,217
Air Canada , First Lien, CME Term Loan , 7.847% , ( 3-month SOFR +
2.5% ), 3/21/31 ...................................... Canada 659,796 661,548
American Airlines, Inc. , First Lien, Initial CME Term Loan , 7.775% ,
( 3-month SOFR + 2.5% ), 6/04/29 ........................ United States 800,000 799,700
United Airlines, Inc. , First Lien, CME Term Loan, B , 8.094% ,
( 1-month SOFR + 2.75% ), 2/22/31 ....................... United States 598,500 600,745
WestJet Airlines Ltd. , First Lien, Initial CME Term Loan , 8.428% ,
( 1-month SOFR + 3% ), 12/11/26 ........................ Canada 123,215 123,729
WestJet Loyalty LP , First Lien, Initial CME Term Loan , 9.048% ,
( 3-month SOFR + 3.75% ), 2/14/31 ....................... Canada 1,004,407 1,010,182
3,795,121
a a a a a a
Personal Care Products 0.2%
k
Conair Holdings LLC , First Lien, CME Term Loan, B , 9.208% ,
( 1-month SOFR + 3.75% ), 5/17/28 ....................... United States 654,973 652,245
k
Pharmaceuticals 0.5%
Endo Finance Holdings, Inc. , First Lien, Initial CME Term Loan ,
9.826% , ( 3-month SOFR + 4.5% ), 4/09/31 ................. United States 184,729 184,730
Grifols Worldwide Operations Ltd. , First Lien, CME Term Loan, B ,
7.444% , ( 1-month SOFR + 2% ), 11/15/27 .................. Spain 496,104 488,663

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Pharmaceuticals (continued)
Jazz Financing Lux SARL , First Lien, Dollar CME Term Loan, B1 ,
8.458% , ( 1-month SOFR + 3% ), 5/05/28 .................. United States 623,733 $ 624,902
1,298,295
a a a a a a
k
Professional Services 0.8%
CHG Healthcare Services, Inc. ,
First Lien, 2023 Incremental CME Term Loan , 9.094% , ( 1-month
SOFR + 3.75% ), 9/30/28 .............................. United States 145,610 146,202
First Lien, Initial CME Term Loan , 8.708% , ( 1-month SOFR +
3.25% ), 9/29/28 ..................................... United States 420,000 421,136
i
CoreLogic, Inc. , First Lien, Initial CME Term Loan , 8.958% , ( 1-month
SOFR + 3.5% ), 6/02/28 ............................... United States 398,974 393,702
Ingenovis Health, Inc. , First Lien, Initial CME Term Loan , 9.708% ,
( 1-month SOFR + 4.25% ), 3/06/28 ....................... United States 777,234 665,996
i
TTF Holdings LLC , First Lien, CME Term Loan, B , 9.237% ,
( 12-month SOFR + 4% ), 5/28/31 ........................ United States 582,436 582,436
2,209,472
a a a a a a
Real Estate Management & Development 0.0%
†
k
Greystar Real Estate Partners LLC , First Lien, CME Term Loan, B1 ,
8.577% , ( 3-month SOFR + 3.25% ), 8/21/30 ................ United States 125,436 126,220
Semiconductors & Semiconductor Equipment 0.3%
k
MKS Instruments, Inc. , First Lien, 2023 CME Term Loan, B , 7.828% ,
( 1-month SOFR + 2.5% ), 8/17/29 ........................ United States 722,403 724,057
Software 5.6%
l
Central Parent LLC , First Lien, Term Loan, B , TBD, 7/06/29 ...... United States 1,254,209 1,239,711
k
Cloud Software Group, Inc. , First Lien, Third Amendment CME Term
Loan , 9.835% , ( 3-month SOFR + 4.5% ), 3/20/31 ............ United States 468,750 470,618
k
Cloudera, Inc. , First Lien, Initial CME Term Loan , 9.194% , ( 1-month
SOFR + 3.75% ), 10/09/28 ............................. United States 370,753 371,448
k
Cornerstone OnDemand, Inc. , First Lien, Initial CME Term Loan ,
9.208% , ( 1-month SOFR + 3.75% ), 10/16/28 ............... United States 640,284 606,135
k
DCert Buyer, Inc. , First Lien, Initial CME Term Loan , 9.344% ,
( 1-month SOFR + 4% ), 10/16/26 ........................ United States 1,694,321 1,655,139
k
ECI Macola/Max Holding LLC , First Lien, 2024 Extending CME Term
Loan , 9.085% , ( 3-month SOFR + 3.75% ), 5/31/30 ........... United States 612,588 617,057
k
Epicor Software Corp. ,
First Lien, Term Loan, C , 8.68% , ( 1-month SOFR + 3.25% ),
7/30/27 ........................................... United States 650,458 653,980
First Lien, Term Loan, D , 9.077% , ( 1-month SOFR + 3.75% ),
7/30/27 ........................................... United States 371,163 373,172
i
First Lien, Term Loan, E , 8.594% , ( 1-month SOFR + 3.25% ),
5/30/31 ........................................... United States 98,712 99,247
i ,k
Flexera Software LLC , First Lien, CME Term Loan, B2 , 8.826% ,
( 3-month SOFR + 3.5% ), 3/03/28 ........................ United States 65,749 66,077
k
Genesys Cloud Services Holdings II LLC ,
First Lien, 2024 Incremental Dollar CME Term Loan , 9.208% ,
( 1-month SOFR + 3.75% ), 12/01/27 ...................... United States 394,615 397,780
First Lien, Dollar CME Term Loan, B4 , 8.844% , ( 1-month SOFR +
3.5% ), 12/01/27 ..................................... United States 951,397 957,005
k
Idera, Inc. , First Lien, Initial CME Term Loan , 9.227% , ( 3-month
SOFR + 3.75% ), 3/02/28 .............................. United States 1,159,497 1,152,975
k
IGT Holding IV AB , First Lien, CME Term Loan, B2 , 4.162% , ( 1-day
SOFR + 3.4% ), 3/31/28 ............................... Sweden 514,878 516,487

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
Software (continued)
k
Ivanti Software, Inc. ,
First Lien, CME Term Loan, B1 , 9.814% , ( 3-month SOFR +
4.25% ), 12/01/27 .................................... United States 778,090 $ 620,834
First Lien, First Amendment CME Term Loan , 9.555% , ( 3-month
SOFR + 4% ), 12/01/27 ................................ United States 57,009 45,109
i ,k
McAfee Corp. , First Lien, Term Loan, B1 , 8.579% , ( 1-month SOFR +
3.25% ), 3/01/29 ..................................... United States 1,248,126 1,248,419
k
Polaris Newco LLC , First Lien, Dollar CME Term Loan , 9.591% ,
( 3-month SOFR + 4% ), 6/02/28 ......................... United States 1,400,616 1,401,730
i ,k
Project Alpha Intermediate Holding, Inc. , First Lien, 2024 Refinancing
CME Term Loan , 9.072% , ( 3-month SOFR + 3.75% ), 10/28/30 .. United States 749,066 752,291
k
Project Boost Purchaser LLC , First Lien, 2021 CME Term Loan, 2 ,
8.958% , ( 1-month SOFR + 3.5% ), 6/01/26 ................. United States 302,787 303,409
k
Quest Software US Holdings, Inc. , First Lien, Initial CME Term Loan ,
9.73% , ( 3-month SOFR + 4.25% ), 2/01/29 ................. United States 687,750 512,566
k
Rocket Software, Inc. , First Lien, CME Term Loan , 10.094% ,
( 1-month SOFR + 4.75% ), 11/28/28 ...................... United States 610,226 613,524
k
Sovos Compliance LLC , First Lien, Initial CME Term Loan , 9.958% ,
( 1-month SOFR + 4.5% ), 8/11/28 ........................ United States 619,327 615,379
k
UKG, Inc. , First Lien, Initial CME Term Loan , 8.576% , ( 1-month
SOFR + 3.25% ), 2/10/31 .............................. United States 148,936 149,668
k
Vision Solutions, Inc. , First Lien, New CME Term Loan, B , 9.591% ,
( 3-month SOFR + 4% ), 4/24/28 ......................... United States 452,328 446,108
k
VS Buyer LLC , First Lien, 2024 Initial CME Term Loan , 8.581% ,
( 1-month SOFR + 3.25% ), 4/14/31 ....................... United States 136,986 137,500
16,023,368
a a a a a a
k
Specialty Retail 1.9%
Evergreen AcqCo 1 LP , First Lien, Initial CME Term Loan , 9.085% ,
( 3-month SOFR + 3.75% ), 4/26/28 ....................... United States 376,204 379,418
GNC Holdings, Inc. , Second Lien, CME Term Loan , 11.444% ,
( 1-month SOFR + 6% ), 10/07/26 ........................ United States 109,193 79,165
Great Outdoors Group LLC , First Lien, CME Term Loan, B1 , 9.208% ,
( 1-month SOFR + 3.75% ), 3/06/28 ....................... United States 755,436 755,754
Michaels Cos., Inc. (The) , First Lien, CME Term Loan, B , 9.846% ,
( 3-month SOFR + 4.25% ), 4/17/28 ....................... United States 989,887 892,250
Park River Holdings, Inc. , First Lien, Initial CME Term Loan , 8.814% ,
( 3-month SOFR + 3.25% ), 12/28/27 ...................... United States 642,482 629,453
i
Petco Health & Wellness Co., Inc. , First Lien, Initial CME Term Loan ,
8.846% , ( 3-month SOFR + 3.25% ), 3/03/28 ................ United States 500,000 462,325
PetSmart LLC , First Lien, Initial CME Term Loan , 9.194% , ( 1-month
SOFR + 3.75% ), 2/11/28 .............................. United States 503,878 503,037
RealTruck Group, Inc. , First Lien, Initial CME Term Loan , 8.958% ,
( 1-month SOFR + 3.5% ), 1/31/28 ........................ United States 789,982 788,706
White Cap Buyer LLC , First Lien, Initial Closing Date Term Loan ,
9.079% , ( 1-month SOFR + 3.75% ), 10/19/27 ............... United States 386,113 387,211
i
White Cap Supply Holdings LLC , First Lien, Term Loan, C , 8.594% ,
( 1-month SOFR + 3.25% ), 10/19/29 ...................... United States 116,883 117,216
Woof Holdings, Inc. , First Lien, Initial CME Term Loan , 9.346% ,
( 3-month SOFR + 3.75% ), 12/21/27 ...................... United States 517,431 431,149
5,425,684
a a a a a a
k
Textiles, Apparel & Luxury Goods 0.2%
Champ Acquisition Corp. , First Lien, Initial CME Term Loan ,
11.096% , ( 3-month SOFR + 5.5% ), 12/19/25 ............... United States 388,920 390,815

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Textiles, Apparel & Luxury Goods (continued)
i
Flash Charm, Inc. , First Lien, Term Loan, B2 , 8.828% , ( 12-month
SOFR + 3.5% ), 3/02/28 ............................... United States 173,913 $ 172,935
563,750
a a a a a a
Transportation Infrastructure 0.2%
i ,k
LaserShip, Inc. , First Lien, Initial CME Term Loan , 10.096% ,
( 3-month SOFR + 4.5% ), 5/08/28 ........................ United States 654,458 559,473
Total Senior Floating Rate Interests (Cost $ 124,039,777 ) .........................
121,538,988
m
Marketplace Loans 19.7%
c
Financial Services 19.7%
a a a a a a
Total Marketplace Loans (Cost $ 60,568,987 ) ....................................
56,392,302
Asset-Backed Securities 13.0%
Capital Markets 0.0%
†
d ,k
Merrill Lynch Mortgage Investors Trust , 2003-OPT1 , B2 , FRN ,
9.585% , ( 1-month SOFR + 4.239% ), 7/25/34 . ............... United States 33,301 12,877
Commercial Services & Supplies 0.5%
b ,k
KKR CLO 26 Ltd. , CR , 144A, FRN , 7.79% , ( 3-month SOFR +
2.462% ), 10/15/34 . ................................... United States 1,500,000 1,503,468
Financial Services 12.5%
b ,k
AMMC CLO 22 Ltd. , 2018-22A , C , 144A, FRN , 7.335% , ( 3-month
SOFR + 2.012% ), 4/25/31 . ............................. United States 1,500,000 1,502,050
b ,k
BlueMountain CLO XXV Ltd. , 2019-25A , CR , 144A, FRN , 7.84% ,
( 3-month SOFR + 2.512% ), 7/15/36 . ..................... United States 1,500,000 1,497,364
b ,d ,k
BlueMountain CLO XXVI Ltd. , 2019-26A , CR , 144A, FRN , 7.786% ,
( 3-month SOFR + 2.462% ), 10/20/34 . .................... United States 2,000,000 2,001,423
b ,k
BlueMountain CLO XXXI Ltd. , 2021-31A , D , 144A, FRN , 8.588% ,
( 3-month SOFR + 3.262% ), 4/19/34 . ..................... United States 1,000,000 992,515
b ,k
BlueMountain CLO XXXV Ltd. , 2022-35A , D , 144A, FRN , 9.325% ,
( 3-month SOFR + 4% ), 7/22/35 . ......................... United States 1,500,000 1,502,012
b ,k
Carlyle Global Market Strategies CLO Ltd. ,
2014-1A , CR2 , 144A, FRN , 7.379% , ( 3-month SOFR + 2.062% ),
4/17/31 ........................................... United States 1,500,000 1,501,757
2014-1A , DR , 144A, FRN , 8.179% , ( 3-month SOFR + 2.862% ),
4/17/31 ........................................... United States 2,300,000 2,301,219
b ,k
Carlyle US CLO Ltd. ,
2017-2A , D1R2 , 144A, FRN , 8.897% , ( 3-month SOFR + 3.55% ),
7/20/37 ........................................... United States 2,000,000 1,999,908
2017-4A , C , 144A, FRN , 8.39% , ( 3-month SOFR + 3.062% ),
1/15/30 ........................................... United States 1,000,000 1,002,109
2019-1A , BR , 144A, FRN , 7.786% , ( 3-month SOFR + 2.462% ),
4/20/31 ........................................... United States 1,500,000 1,502,010
b ,n
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-26 , PT , 144A, FRN , 13.345% , 8/15/44 ................ United States 8,383 8,142
2019-31 , PT , 144A, FRN , 11.162% , 9/15/44 ................ United States 10,376 9,939
2019-37 , PT , 144A, FRN , 16.544% , 10/17/44 ............... United States 12,783 12,349
2019-42 , PT , 144A, FRN , 16.925% , 11/15/44 ............... United States 10,953 10,490
2019-51 , PT , 144A, FRN , 15.115% , 1/15/45 ................ United States 19,700 18,882
2019-52 , PT , 144A, FRN , 14.391% , 1/15/45 ................ United States 16,480 15,750
2019-S2 , PT , 144A, FRN , 13.654% , 5/16/44 ................ United States 1,495 1,450
2019-S3 , PT , 144A, FRN , 12.981% , 6/15/44 ................ United States 1,767 1,671
2019-S4 , PT , 144A, FRN , 12.603% , 8/15/44 ................ United States 2,281 2,248
2019-S5 , PT , 144A, FRN , 5.754% , 9/15/44 ................. United States 5,939 5,778

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,n
Consumer Loan Underlying Bond Certificate Issuer Trust I,
(continued)
2019-S6 , PT , 144A, FRN , 9.76% , 10/17/44 ................. United States 9,795 $ 9,412
2019-S7 , PT , 144A, FRN , 6.56% , 12/15/44 ................. United States 6,988 6,688
2019-S8 , PT , 144A, FRN , 6.675% , 1/15/45 ................. United States 9,718 9,257
2020-2 , PT , 144A, FRN , 14.243% , 3/15/45 ................. United States 20,415 19,419
2020-7 , PT , 144A, FRN , 14.56% , 4/17/45 .................. United States 13,364 12,541
b ,k
Dryden 38 Senior Loan Fund , 2015-38A , DR , 144A, FRN , 8.59% ,
( 3-month SOFR + 3.262% ), 7/15/30 . ..................... United States 2,500,000 2,489,249
b ,k
Dryden 58 CLO Ltd. , 2018-58A , C , 144A, FRN , 7.379% , ( 3-month
SOFR + 2.062% ), 7/17/31 . ............................. United States 3,000,000 3,005,250
b ,k
KKR CLO 20 Ltd. , C , 144A, FRN , 7.539% , ( 3-month SOFR +
2.212% ), 10/16/30 . ................................... United States 1,000,000 1,001,996
b ,k
Magnetite XXII Ltd. , 2019-22A , DR , 144A, FRN , 8.69% , ( 3-month
SOFR + 3.362% ), 4/15/31 . ............................. United States 1,000,000 1,003,799
d ,k
Morgan Stanley ABS Capital I, Inc. Trust , 2003-NC10 , B1 , FRN ,
10.41% , ( 1-month SOFR + 5.064% ), 10/25/33 . .............. United States 166,692 181,196
b ,k
Newark BSL CLO 1 Ltd. , 2016-1A , CR , 144A, FRN , 8.586% ,
( 3-month SOFR + 3.262% ), 12/21/29 . .................... United States 1,000,000 997,665
b ,k
Octagon Investment Partners 32 Ltd. , 2017-1A , CR , 144A, FRN ,
7.64% , ( 3-month SOFR + 2.312% ), 7/15/29 . ................ United States 1,500,000 1,501,781
b ,k
Octagon Investment Partners XXII Ltd. , 2014-1A , CRR , 144A, FRN ,
7.486% , ( 3-month SOFR + 2.162% ), 1/22/30 . ............... United States 6,050,000 6,054,915
b ,k
OHA Credit Funding 9 Ltd. , 2021-9A , D , 144A, FRN , 8.538% ,
( 3-month SOFR + 3.212% ), 7/19/35 . ..................... United States 1,500,000 1,507,462
b ,n
Prosper Pass-Thru Trust III ,
2020-PT1 , A , 144A, FRN , 6.479% , 3/15/26 ................. United States 11,184 9,892
2020-PT2 , A , 144A, FRN , 5.841% , 4/15/26 ................. United States 13,435 12,318
2020-PT3 , A , 144A, FRN , 7.183% , 5/15/26 ................. United States 3,316 2,760
d ,k
Structured Asset Investment Loan Trust , 2003-BC2 , M3 , FRN ,
10.335% , ( 1-month SOFR + 4.989% ), 4/25/33 . .............. United States 13,987 15,625
b ,n
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN , 9.728% ,
2/15/26 . ........................................... United States 8,902 8,540
b ,k
Voya CLO Ltd. ,
2014-1A , BR2 , 144A, FRN , 7.489% , ( 3-month SOFR + 2.162% ),
4/18/31 ........................................... United States 1,300,000 1,302,090
2014-1A , CR2 , 144A, FRN , 8.389% , ( 3-month SOFR + 3.062% ),
4/18/31 ........................................... United States 500,000 499,786
35,540,707
a a a a a a
Total Asset-Backed Securities (Cost $ 36,428,007 ) ...............................
37,057,052
Commercial Mortgage-Backed Securities 1.0%
Financial Services 1.0%
e
Citigroup Commercial Mortgage Trust , 2015-GC27 , A5 , 3.137% ,
2/10/48 ........................................... United States 1,520,000 1,502,247
e
JPMBB Commercial Mortgage Securities Trust , 2015-C28 , A4 ,
3.227% , 10/15/48 .................................... United States 1,410,000 1,383,576
2,885,823
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 2,976,506 ) .................
2,885,823
Mortgage-Backed Securities 15.0%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.0%
d
FHLMC Gold Pool, 20 Year , 6.5%, 8/01/27 .................. United States 31,644 32,249
d
FHLMC Gold Pool, 30 Year , 3.5%, 3/01/45 .................. United States 8,554 7,766
d
FHLMC Gold Pool, 30 Year , 3.5%, 12/01/48 ................. United States 1,570,875 1,421,186

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
d
FHLMC Gold Pool, 30 Year , 4%, 5/01/48 .................... United States 1,121,270 $ 1,048,497
d
FHLMC Gold Pool, 30 Year , 6%, 7/01/28 - 11/01/36 ............ United States 164,954 168,477
d
FHLMC Gold Pool, 30 Year , 6.5%, 3/01/38 .................. United States 5,426 5,602
d
FHLMC Gold Pool, 30 Year , 7%, 9/01/27 .................... United States 11,161 11,492
d
FHLMC Gold Pool, 30 Year , 8.5%, 7/01/31 .................. United States 41,877 43,947
2,739,216
o
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA , 6.665% - 7.225%, ( 6-month Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 6/01/32 - 7/01/34 .......... United States 46,740 46,659
46,659
Federal National Mortgage Association (FNMA) Fixed Rate 9.3%
FNMA , 3.5%, 7/01/56 .................................. United States 362,240 320,229
d
FNMA, 15 Year , 2%, 9/01/35 ............................. United States 749,838 664,303
d
FNMA, 15 Year , 3%, 8/01/27 ............................. United States 1,423 1,368
d
FNMA, 15 Year , 3.5%, 1/01/26 ........................... United States 1,850 1,814
d
FNMA, 20 Year , 4.5%, 9/01/29 ........................... United States 9,881 9,709
d
FNMA, 30 Year , 3%, 10/01/50 ............................ United States 2,389,174 2,053,926
d
FNMA, 30 Year , 3.5%, 1/01/45 - 6/01/45 .................... United States 376,867 342,117
d
FNMA, 30 Year , 4%, 10/01/47 ............................ United States 1,677,384 1,569,359
d
FNMA, 30 Year , 4%, 11/01/44 - 1/01/48 ..................... United States 514,476 480,541
d
FNMA, 30 Year , 4.5%, 3/01/44 ........................... United States 586 567
d
FNMA, 30 Year , 5%, 5/01/38 - 7/01/39 ...................... United States 121,518 119,978
d
FNMA, 30 Year , 5.5%, 6/01/37 ........................... United States 105,898 106,326
d
FNMA, 30 Year , 5.5%, 3/01/54 ........................... United States 8,840,525 8,722,371
d
FNMA, 30 Year , 6%, 4/01/33 - 6/01/38 ...................... United States 247,255 252,704
d
FNMA, 30 Year , 6.5%, 8/01/32 ........................... United States 34,905 36,041
p
FNMA, Single-family, 30 Year , 5.5%, 7/25/54 ................. United States 12,136,000 11,970,552
26,651,905
Government National Mortgage Association (GNMA) Fixed Rate 4.7%
d
GNMA I, Single-family, 30 Year , 6.5%, 6/15/31 - 12/15/33 ........ United States 139,089 143,389
d
GNMA II, Single-family, 30 Year , 3.5%, 12/20/49 .............. United States 640,992 580,555
p
GNMA II, Single-family, 30 Year , 6%, 7/15/54 ................. United States 12,510,000 12,563,909
d
GNMA II, Single-family, 30 Year , 7%, 1/20/29 ................. United States 4,723 4,812
d
GNMA II, Single-family, 30 Year , 8%, 1/20/28 - 10/20/31 ........ United States 27,848 29,009
13,321,674
Total Mortgage-Backed Securities (Cost $ 44,085,126 ) ............................
42,759,454
Shares
a
Escrows and Litigation Trusts 0.0%
a,c
Endo DAC, Escrow Account ............................. United States 492,000 —
a,c
Endo DAC, Escrow Account ............................. United States 613,000 —
a,c
Endo, Inc., Escrow Account .............................. United States 500,000 —
c
Par Pharmaceutical, Inc., Escrow Account ................... United States 203,000 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 419,961,881 ) ...............................
404,062,284
a

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 133 .
Short Term Investments 4.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 4.7%
q,r
Institutional Fiduciary Trust - Money Market Portfolio , 4.972% .... United States 13,350,965 $ 13,350,965
Total Money Market Funds (Cost $ 13,350,965 ) ..................................
13,350,965
Total Short Term Investments (Cost $ 13,350,965 ) ................................
13,350,965
a
Total Investments (Cost $ 433,312,846 ) 146.2% ..................................
$417,413,249
Reverse Repurchase Agreements (4.1) % .......................................
(11,772,447)
s
Credit Facility (34.2) % ........................................................
(97,500,000)
Other Assets, less Liabilities (7.9) % ...........................................
(22,649,287)
Net Assets 100.0% ...........................................................
$285,491,515
a a a
Amount
Borrowed Payable
t
Reverse Repurchase Agreements (4.1)%
Counterparty UBS AG , 5.78% , 7/10/24 ..................... $ 991,380 $ (1,004,432)
Counterparty UBS AG , 5.78% , 7/10/24 ..................... 926,925 (939,128)
Counterparty UBS AG , 5.78% , 7/10/24 ..................... 803,250 (813,825)
Counterparty UBS AG , 5.78% , 7/10/24 ..................... 569,080 (576,572)
Counterparty UBS AG , 5.78% , 7/10/24 ..................... 297,660 (301,579)
Counterparty UBS AG , 5.78% , 7/10/24 ..................... 275,000 (278,621)
Counterparty UBS AG , 5.78% , 7/10/24 ..................... 318,352 (322,543)
Counterparty UBS AG , 5.78% , 7/10/24 ..................... 242,310 (245,500)
Counterparty UBS AG , 5.78% , 7/10/24 ..................... 1,217,625 (1,233,656)
Counterparty UBS AG , 5.78% , 7/10/24 ..................... 1,001,406 (1,014,590)
Counterparty UBS AG , 5.78% , 7/10/24 ..................... 952,425 (964,964)
Counterparty UBS AG , 5.78% , 7/10/24 ..................... 734,000 (743,664)
Counterparty UBS AG , 5.78% , 7/10/24 ..................... 394,188 (399,377)
Counterparty UBS AG , 5.78% , 7/10/24 ..................... 314,500 (318,641)
Counterparty UBS AG , 6.05% , 7/10/24 ..................... 1,345,702 (1,364,246)
Counterparty UBS AG , 6.05% , 7/10/24 ..................... 1,234,103 (1,251,109)
Total Reverse Repurchase Agreements (Proceeds $ (11,617,904) ) .................
$(11,772,447)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $166,933,757, representing 58.5% of net assets.
c
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
d
A portion or all of the security is pledged as collateral in connection with the Fund’s revolving credit facility.
e
A portion or all of the security is designated as collateral for reverse repurchase agreements.
f
Income may be received in additional securities and/or cash.
g
Defaulted security or security for which income has been deemed uncollectible. See Note 8.
h
See Note 9 regarding restricted securities.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
j
See Note 1(e) regarding senior floating rate interests.

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
m
See Note 1(f) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
n
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
o
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
p
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
q
See Note 5(c) regarding investments in affiliated management investment companies.
r
The rate shown is the annualized seven-day effective yield at period end.
s
See Note 3 regarding credit facility.
t
See Note 4 regarding reverse repurchase agreements.

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited), June 30, 2024
Franklin Limited Duration Income Trust
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2024, the Fund had the following marketplace loans outstanding. See Note 1(f).
Description
Principal
Amount Value
Marketplace Loans - 19.7%
Block, Inc.
6368537.SQ.FTS.B, Zero Cpn, 7/30/24 ... $ 276 $ 61
6369651.SQ.FTS.B, Zero Cpn, 7/30/24 ... 1,533 623
6369918.SQ.FTS.B, Zero Cpn, 7/30/24 ... 703 230
6371193.SQ.FTS.B, Zero Cpn, 7/31/24 ... 1,332 322
6372459.SQ.FTS.B, Zero Cpn, 7/31/24 ... 2,642 1,605
6373935.SQ.FTS.B, Zero Cpn, 8/01/24 ... 558 336
6374829.SQ.FTS.B, Zero Cpn, 8/01/24 ... 5,779 1,603
6375258.SQ.FTS.B, Zero Cpn, 8/01/24 ... 2,952 907
6375782.SQ.FTS.B, Zero Cpn, 8/01/24 ... 2,404 1,126
6376252.SQ.FTS.B, Zero Cpn, 8/01/24 ... 682 186
6379217.SQ.FTS.B, Zero Cpn, 8/02/24 ... 478 310
6381071.SQ.FTS.B, Zero Cpn, 8/02/24 ... 71 31
6381758.SQ.FTS.B, Zero Cpn, 8/02/24 ... 2,586 712
6382230.SQ.FTS.B, Zero Cpn, 8/03/24 ... 1,124 352
6386123.SQ.FTS.B, Zero Cpn, 8/05/24 ... 3,613 760
6391119.SQ.FTS.B, Zero Cpn, 8/07/24 ... 6,367 2,304
6391376.SQ.FTS.B, Zero Cpn, 8/07/24 ... 1,582 371
6394978.SQ.FTS.B, Zero Cpn, 8/08/24 ... 3,045 370
6395381.SQ.FTS.B, Zero Cpn, 8/08/24 ... 1,358 582
6399623.SQ.FTS.B, Zero Cpn, 8/09/24 ... 3,629 840
6399808.SQ.FTS.B, Zero Cpn, 8/09/24 ... 5,425 887
6401578.SQ.FTS.B, Zero Cpn, 8/10/24 ... 2,297 1,111
6404013.SQ.FTS.B, Zero Cpn, 8/11/24 ... 1,738 93
6404470.SQ.FTS.B, Zero Cpn, 8/11/24 ... 11,152 1,747
6404711.SQ.FTS.B, Zero Cpn, 8/12/24 ... 2,111 202
6405225.SQ.FTS.B, Zero Cpn, 8/12/24 ... 3,155 1,545
6408982.SQ.FTS.B, Zero Cpn, 8/14/24 ... 2,687 600
6409817.SQ.FTS.B, Zero Cpn, 8/14/24 ... 21,145 6,409
6412313.SQ.FTS.B, Zero Cpn, 8/15/24 ... 2,377 788
6414417.SQ.FTS.B, Zero Cpn, 8/15/24 ... 626 226
6417951.SQ.FTS.B, Zero Cpn, 8/16/24 ... 3,724 1,651
6419394.SQ.FTS.B, Zero Cpn, 8/16/24 ... 6,439 1,018
6423457.SQ.FTS.B, Zero Cpn, 8/17/24 ... 547 54
6427032.SQ.FTS.B, Zero Cpn, 8/21/24 ... 1,472 332
6427051.SQ.FTS.B, Zero Cpn, 8/21/24 ... 5,684 1,642
6427445.SQ.FTS.B, Zero Cpn, 8/21/24 ... 6,571 1,565
6427754.SQ.FTS.B, Zero Cpn, 8/21/24 ... 1,841 599
6429072.SQ.FTS.B, Zero Cpn, 8/21/24 ... 513 202
6433271.SQ.FTS.B, Zero Cpn, 8/22/24 ... 3,084 705
6439336.SQ.FTS.B, Zero Cpn, 8/23/24 ... 10,031 1,728
6439919.SQ.FTS.B, Zero Cpn, 8/23/24 ... 4,906 1,383
6440056.SQ.FTS.B, Zero Cpn, 8/23/24 ... 1,081 571
6443705.SQ.FTS.B, Zero Cpn, 8/24/24 ... 1,309 97
6443722.SQ.FTS.B, Zero Cpn, 8/24/24 ... 11,723 3,343
6443946.SQ.FTS.B, Zero Cpn, 8/24/24 ... 2,284 318
6447362.SQ.FTS.B, Zero Cpn, 8/27/24 ... 4,039 2,146
6450204.SQ.FTS.B, Zero Cpn, 8/28/24 ... 1,484 646
6450586.SQ.FTS.B, Zero Cpn, 8/28/24 ... 3,439 1,861
6454476.SQ.FTS.B, Zero Cpn, 9/01/24 ... 9,004 3,656
6457335.SQ.FTS.B, Zero Cpn, 9/02/24 ... 53 29
6458308.SQ.FTS.B, Zero Cpn, 9/02/24 ... 290 193
6463165.SQ.FTS.B, Zero Cpn, 9/03/24 ... 850 483
6468712.SQ.FTS.B, Zero Cpn, 9/06/24 ... 166 83
6472563.SQ.FTS.B, Zero Cpn, 9/07/24 ... 1,124 401
6475632.SQ.FTS.B, Zero Cpn, 9/08/24 ... 5,000 3,566
Description
Principal
Amount Value
Block, Inc. (continued)
6480025.SQ.FTS.B, Zero Cpn, 9/09/24 ... $ 6,855 $ 2,360
6481471.SQ.FTS.B, Zero Cpn, 9/10/24 ... 56,731 7,909
6484508.SQ.FTS.B, Zero Cpn, 9/10/24 ... 907 175
6484990.SQ.FTS.B, Zero Cpn, 9/11/24 ... 8,174 2,083
6485599.SQ.FTS.B, Zero Cpn, 9/11/24 ... 3,350 1,070
6486754.SQ.FTS.B, Zero Cpn, 9/13/24 ... 7,770 3,339
6488534.SQ.FTS.B, Zero Cpn, 9/13/24 ... 4,069 1,260
6490032.SQ.FTS.B, Zero Cpn, 9/13/24 ... 1,366 349
6493807.SQ.FTS.B, Zero Cpn, 9/15/24 ... 798 245
6493901.SQ.FTS.B, Zero Cpn, 9/15/24 ... 1,358 1,027
6495272.SQ.FTS.B, Zero Cpn, 9/15/24 ... 2,996 1,037
6497045.SQ.FTS.B, Zero Cpn, 9/15/24 ... 717 434
6497072.SQ.FTS.B, Zero Cpn, 9/15/24 ... 11,118 4,029
6499066.SQ.FTS.B, Zero Cpn, 9/16/24 ... 2,655 735
6499390.SQ.FTS.B, Zero Cpn, 9/16/24 ... 1,905 534
6499466.SQ.FTS.B, Zero Cpn, 9/16/24 ... 2,447 804
6501304.SQ.FTS.B, Zero Cpn, 9/16/24 ... 5,664 2,437
6501466.SQ.FTS.B, Zero Cpn, 9/16/24 ... 515 475
6504146.SQ.FTS.B, Zero Cpn, 9/17/24 ... 838 367
6504331.SQ.FTS.B, Zero Cpn, 9/17/24 ... 16,006 4,223
6505651.SQ.FTS.B, Zero Cpn, 9/17/24 ... 11,018 4,265
6506335.SQ.FTS.B, Zero Cpn, 9/18/24 ... 4,044 2,635
6509842.SQ.FTS.B, Zero Cpn, 9/20/24 ... 5,661 594
6509983.SQ.FTS.B, Zero Cpn, 9/20/24 ... 1,218 1,038
6510199.SQ.FTS.B, Zero Cpn, 9/20/24 ... 6,552 2,201
6510764.SQ.FTS.B, Zero Cpn, 9/21/24 ... 326 289
6512555.SQ.FTS.B, Zero Cpn, 9/21/24 ... 11,952 6,563
6513671.SQ.FTS.B, Zero Cpn, 9/21/24 ... 2,274 1,399
6514993.SQ.FTS.B, Zero Cpn, 9/22/24 ... 11,666 3,569
6516245.SQ.FTS.B, Zero Cpn, 9/22/24 ... 453 358
6526395.SQ.FTS.B, Zero Cpn, 9/26/24 ... 510 335
6526438.SQ.FTS.B, Zero Cpn, 9/26/24 ... 2,043 451
6527233.SQ.FTS.B, Zero Cpn, 9/27/24 ... 170 79
6528470.SQ.FTS.B, Zero Cpn, 9/27/24 ... 5,896 2,671
6529069.SQ.FTS.B, Zero Cpn, 9/27/24 ... 4,554 874
6529479.SQ.FTS.B, Zero Cpn, 9/27/24 ... 12,197 5,177
6531610.SQ.FTS.B, Zero Cpn, 9/28/24 ... 2,914 2,615
6532833.SQ.FTS.B, Zero Cpn, 9/28/24 ... 2,736 2,246
6533471.SQ.FTS.B, Zero Cpn, 9/28/24 ... 5,455 1,174
6537833.SQ.FTS.B, Zero Cpn, 9/29/24 ... 4,274 1,579
6539774.SQ.FTS.B, Zero Cpn, 9/30/24 ... 7,866 1,757
6545017.SQ.FTS.B, Zero Cpn, 9/30/24 ... 5,479 1,282
6546339.SQ.FTS.B, Zero Cpn, 9/30/24 ... 3,311 1,915
6547912.SQ.FTS.B, Zero Cpn, 10/02/24 .. 3,636 936
6550386.SQ.FTS.B, Zero Cpn, 10/03/24 .. 6,731 3,866
6551310.SQ.FTS.B, Zero Cpn, 10/03/24 .. 1,637 293
6551325.SQ.FTS.B, Zero Cpn, 10/03/24 .. 1,574 466
6551364.SQ.FTS.B, Zero Cpn, 10/03/24 .. 3,001 1,244
6551899.SQ.FTS.B, Zero Cpn, 10/04/24 .. 4,706 2,303
6552179.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,236 387
6552833.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,922 330
6554254.SQ.FTS.B, Zero Cpn, 10/04/24 .. 273 235
6557212.SQ.FTS.B, Zero Cpn, 10/05/24 .. 821 358
6557673.SQ.FTS.B, Zero Cpn, 10/05/24 .. 9,360 3,296
6560669.SQ.FTS.B, Zero Cpn, 10/06/24 .. 953 451

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6561570.SQ.FTS.B, Zero Cpn, 10/06/24 .. $ 361 $ 195
6562135.SQ.FTS.B, Zero Cpn, 10/06/24 .. 552 168
6563811.SQ.FTS.B, Zero Cpn, 10/07/24 .. 2,812 1,509
6564200.SQ.FTS.B, Zero Cpn, 10/07/24 .. 2,937 1,279
6565297.SQ.FTS.B, Zero Cpn, 10/07/24 .. 2,285 663
6566308.SQ.FTS.B, Zero Cpn, 10/08/24 .. 588 310
6566320.SQ.FTS.B, Zero Cpn, 10/08/24 .. 321 248
6567613.SQ.FTS.B, Zero Cpn, 10/10/24 .. 14,799 8,087
6568498.SQ.FTS.B, Zero Cpn, 10/10/24 .. 8,189 4,067
6568787.SQ.FTS.B, Zero Cpn, 10/10/24 .. 2,387 1,184
6569379.SQ.FTS.B, Zero Cpn, 10/10/24 .. 6,083 1,415
6569436.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,225 1,063
6570606.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,021 448
6570635.SQ.FTS.B, Zero Cpn, 10/10/24 .. 297 189
6570850.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,133 1,028
6573435.SQ.FTS.B, Zero Cpn, 10/11/24 .. 434 244
6574600.SQ.FTS.B, Zero Cpn, 10/12/24 .. 557 242
6575505.SQ.FTS.B, Zero Cpn, 10/12/24 .. 1,392 510
6575921.SQ.FTS.B, Zero Cpn, 10/12/24 .. 1,971 482
6576942.SQ.FTS.B, Zero Cpn, 10/12/24 .. 1,586 388
6577417.SQ.FTS.B, Zero Cpn, 10/12/24 .. 187 156
6581602.SQ.FTS.B, Zero Cpn, 10/13/24 .. 104 66
6583130.SQ.FTS.B, Zero Cpn, 10/13/24 .. 1,115 877
6583381.SQ.FTS.B, Zero Cpn, 10/13/24 .. 1,860 639
6584064.SQ.FTS.B, Zero Cpn, 10/14/24 .. 3,103 1,180
6584507.SQ.FTS.B, Zero Cpn, 10/14/24 .. 1,807 654
6584703.SQ.FTS.B, Zero Cpn, 10/14/24 .. 1,023 934
6586628.SQ.FTS.B, Zero Cpn, 10/15/24 .. 774 438
6586986.SQ.FTS.B, Zero Cpn, 10/15/24 .. 812 790
6590283.SQ.FTS.B, Zero Cpn, 10/17/24 .. 590 548
6591557.SQ.FTS.B, Zero Cpn, 10/18/24 .. 22,190 8,052
6594576.SQ.FTS.B, Zero Cpn, 10/19/24 .. 11,687 10,049
6600942.SQ.FTS.B, Zero Cpn, 10/20/24 .. 7,786 3,217
6602708.SQ.FTS.B, Zero Cpn, 10/21/24 .. 20,691 9,083
6603320.SQ.FTS.B, Zero Cpn, 10/21/24 .. 2,923 921
6604390.SQ.FTS.B, Zero Cpn, 10/22/24 .. 2,635 2,165
6606355.SQ.FTS.B, Zero Cpn, 10/24/24 .. 3,197 1,738
6606708.SQ.FTS.B, Zero Cpn, 10/24/24 .. 2,495 1,129
6606972.SQ.FTS.B, Zero Cpn, 10/24/24 .. 2,678 991
6608433.SQ.FTS.B, Zero Cpn, 10/24/24 .. 7,450 3,306
6608761.SQ.FTS.B, Zero Cpn, 10/25/24 .. 529 130
6608920.SQ.FTS.B, Zero Cpn, 10/25/24 .. 5,813 3,001
6609798.SQ.FTS.B, Zero Cpn, 10/25/24 .. 757 644
6610365.SQ.FTS.B, Zero Cpn, 10/25/24 .. 295 269
6610546.SQ.FTS.B, Zero Cpn, 10/25/24 .. 2,651 540
6610691.SQ.FTS.B, Zero Cpn, 10/25/24 .. 1,555 378
6610859.SQ.FTS.B, Zero Cpn, 10/25/24 .. 2,511 701
6611834.SQ.FTS.B, Zero Cpn, 10/26/24 .. 6,514 1,511
6613242.SQ.FTS.B, Zero Cpn, 10/26/24 .. 314 277
6613302.SQ.FTS.B, Zero Cpn, 10/26/24 .. 6,292 4,641
6616878.SQ.FTS.B, Zero Cpn, 10/27/24 .. 3,435 745
6620492.SQ.FTS.B, Zero Cpn, 10/28/24 .. 1,952 1,095
6621277.SQ.FTS.B, Zero Cpn, 10/28/24 .. 645 138
6622989.SQ.FTS.B, Zero Cpn, 10/28/24 .. 7,659 3,248
6623576.SQ.FTS.B, Zero Cpn, 10/28/24 .. 1,683 1,025
6626988.SQ.FTS.B, Zero Cpn, 11/01/24 .. 1,021 218
6627023.SQ.FTS.B, Zero Cpn, 11/01/24 .. 9,110 1,853
6628093.SQ.FTS.B, Zero Cpn, 11/01/24 .. 2,436 1,750
Description
Principal
Amount Value
Block, Inc. (continued)
6628287.SQ.FTS.B, Zero Cpn, 11/01/24 .. $ 369 $ 120
6629563.SQ.FTS.B, Zero Cpn, 11/01/24 .. 867 285
6629803.SQ.FTS.B, Zero Cpn, 11/02/24 .. 5,088 4,505
6632935.SQ.FTS.B, Zero Cpn, 11/02/24 .. 1,675 589
6637931.SQ.FTS.B, Zero Cpn, 11/04/24 .. 1,308 1,194
6638387.SQ.FTS.B, Zero Cpn, 11/04/24 .. 8,257 3,313
6640951.SQ.FTS.B, Zero Cpn, 11/04/24 .. 3,633 2,201
6642443.SQ.FTS.B, Zero Cpn, 11/05/24 .. 1,132 333
6642494.SQ.FTS.B, Zero Cpn, 11/05/24 .. 2,440 1,109
6642786.SQ.FTS.B, Zero Cpn, 11/05/24 .. 3,931 1,030
6642924.SQ.FTS.B, Zero Cpn, 11/05/24 .. 918 84
6643269.SQ.FTS.B, Zero Cpn, 11/05/24 .. 16,046 10,367
6644424.SQ.FTS.B, Zero Cpn, 11/05/24 .. 18,873 9,730
6649650.SQ.FTS.B, Zero Cpn, 11/09/24 .. 4,710 4,286
6650783.SQ.FTS.B, Zero Cpn, 11/09/24 .. 1,986 1,560
6655017.SQ.FTS.B, Zero Cpn, 11/10/24 .. 474 421
6655765.SQ.FTS.B, Zero Cpn, 11/10/24 .. 22,394 4,244
6659902.SQ.FTS.B, Zero Cpn, 11/11/24 .. 4,670 842
6660038.SQ.FTS.B, Zero Cpn, 11/11/24 .. 3,613 1,678
6660224.SQ.FTS.B, Zero Cpn, 11/11/24 .. 356 111
6662402.SQ.FTS.B, Zero Cpn, 11/12/24 .. 16,704 5,439
6662851.SQ.FTS.B, Zero Cpn, 11/12/24 .. 807 285
6663839.SQ.FTS.B, Zero Cpn, 11/12/24 .. 752 136
6665298.SQ.FTS.B, Zero Cpn, 11/13/24 .. 692 560
6667444.SQ.FTS.B, Zero Cpn, 11/15/24 .. 14,341 4,498
6667839.SQ.FTS.B, Zero Cpn, 11/15/24 .. 3,474 1,876
6668063.SQ.FTS.B, Zero Cpn, 11/15/24 .. 1,906 604
6669319.SQ.FTS.B, Zero Cpn, 11/15/24 .. 5,727 2,075
6669601.SQ.FTS.B, Zero Cpn, 11/15/24 .. 1,635 605
6669990.SQ.FTS.B, Zero Cpn, 11/15/24 .. 2,054 378
6672685.SQ.FTS.B, Zero Cpn, 11/16/24 .. 9,604 1,663
6672873.SQ.FTS.B, Zero Cpn, 11/16/24 .. 1,682 931
6673620.SQ.FTS.B, Zero Cpn, 11/17/24 .. 202 165
6675866.SQ.FTS.B, Zero Cpn, 11/17/24 .. 1,117 984
6681160.SQ.FTS.B, Zero Cpn, 11/18/24 .. 11,154 4,646
6681453.SQ.FTS.B, Zero Cpn, 11/18/24 .. 2,541 1,790
6681576.SQ.FTS.B, Zero Cpn, 11/18/24 .. 2,334 991
6681713.SQ.FTS.B, Zero Cpn, 11/19/24 .. 4,188 726
6683903.SQ.FTS.B, Zero Cpn, 11/19/24 .. 1,832 393
6684258.SQ.FTS.B, Zero Cpn, 11/19/24 .. 5,085 1,427
6684729.SQ.FTS.B, Zero Cpn, 11/19/24 .. 208 186
6684752.SQ.FTS.B, Zero Cpn, 11/19/24 .. 1,762 1,502
6685159.SQ.FTS.B, Zero Cpn, 11/20/24 .. 1,918 1,863
6685416.SQ.FTS.B, Zero Cpn, 11/20/24 .. 182 149
6685588.SQ.FTS.B, Zero Cpn, 11/20/24 .. 301 280
6687486.SQ.FTS.B, Zero Cpn, 11/22/24 .. 1,208 634
6691088.SQ.FTS.B, Zero Cpn, 11/23/24 .. 264 228
6691958.SQ.FTS.B, Zero Cpn, 11/23/24 .. 44 38
6693537.SQ.FTS.B, Zero Cpn, 11/24/24 .. 2,254 2,188
6701552.SQ.FTS.B, Zero Cpn, 11/25/24 .. 77 69
6701879.SQ.FTS.B, Zero Cpn, 11/25/24 .. 653 205
6702173.SQ.FTS.B, Zero Cpn, 11/25/24 .. 4,270 3,926
6703045.SQ.FTS.B, Zero Cpn, 11/25/24 .. 1,499 898
6705993.SQ.FTS.B, Zero Cpn, 11/26/24 .. 3,907 911
6706951.SQ.FTS.B, Zero Cpn, 11/26/24 .. 1,148 672
6706998.SQ.FTS.B, Zero Cpn, 11/26/24 .. 4,568 938
6708335.SQ.FTS.B, Zero Cpn, 11/28/24 .. 362 272
6709139.SQ.FTS.B, Zero Cpn, 11/29/24 .. 2,195 834

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6709178.SQ.FTS.B, Zero Cpn, 11/29/24 .. $ 223 $ 205
6709428.SQ.FTS.B, Zero Cpn, 11/29/24 .. 5,324 3,117
6713041.SQ.FTS.B, Zero Cpn, 11/30/24 .. 1,739 373
6716386.SQ.FTS.B, Zero Cpn, 11/30/24 .. 14,513 6,135
6717878.SQ.FTS.B, Zero Cpn, 12/01/24 .. 883 844
6718145.SQ.FTS.B, Zero Cpn, 12/01/24 .. 338 294
6718331.SQ.FTS.B, Zero Cpn, 12/01/24 .. 2,965 1,504
6718564.SQ.FTS.B, Zero Cpn, 12/01/24 .. 2,767 911
6718949.SQ.FTS.B, Zero Cpn, 12/01/24 .. 4,650 3,399
6721560.SQ.FTS.B, Zero Cpn, 12/01/24 .. 166 149
6723654.SQ.FTS.B, Zero Cpn, 12/02/24 .. 1,794 1,200
6725475.SQ.FTS.B, Zero Cpn, 12/02/24 .. 454 428
6726195.SQ.FTS.B, Zero Cpn, 12/04/24 .. 1,147 384
6727203.SQ.FTS.B, Zero Cpn, 12/05/24 .. 1,293 841
6728878.SQ.FTS.B, Zero Cpn, 12/05/24 .. 1,206 539
6730247.SQ.FTS.B, Zero Cpn, 12/06/24 .. 254 244
6730706.SQ.FTS.B, Zero Cpn, 12/06/24 .. 246 169
6731584.SQ.FTS.B, Zero Cpn, 12/06/24 .. 3,650 3,318
6732279.SQ.FTS.B, Zero Cpn, 12/06/24 .. 1,931 1,838
6733916.SQ.FTS.B, Zero Cpn, 12/07/24 .. 286 247
6734360.SQ.FTS.B, Zero Cpn, 12/07/24 .. 3,091 1,357
6735929.SQ.FTS.B, Zero Cpn, 12/07/24 .. 8,970 2,263
6736151.SQ.FTS.B, Zero Cpn, 12/07/24 .. 1,131 702
6741238.SQ.FTS.B, Zero Cpn, 12/08/24 .. 798 588
6741768.SQ.FTS.B, Zero Cpn, 12/08/24 .. 703 386
6741879.SQ.FTS.B, Zero Cpn, 12/08/24 .. 863 323
6743270.SQ.FTS.B, Zero Cpn, 12/09/24 .. 207 196
6747289.SQ.FTS.B, Zero Cpn, 12/10/24 .. 3,817 2,416
6747633.SQ.FTS.B, Zero Cpn, 12/11/24 .. 870 553
6748412.SQ.FTS.B, Zero Cpn, 12/12/24 .. 1,960 1,719
6748923.SQ.FTS.B, Zero Cpn, 12/12/24 .. 3,225 2,182
6749151.SQ.FTS.B, Zero Cpn, 12/12/24 .. 2,209 1,657
6753157.SQ.FTS.B, Zero Cpn, 12/13/24 .. 32 30
6753232.SQ.FTS.B, Zero Cpn, 12/13/24 .. 447 438
6755154.SQ.FTS.B, Zero Cpn, 12/13/24 .. 4,037 2,526
6755529.SQ.FTS.B, Zero Cpn, 12/14/24 .. 2,324 1,274
6755599.SQ.FTS.B, Zero Cpn, 12/14/24 .. 3,652 1,158
6755745.SQ.FTS.B, Zero Cpn, 12/14/24 .. 1,938 647
6755867.SQ.FTS.B, Zero Cpn, 12/14/24 .. 1,268 1,157
6756754.SQ.FTS.B, Zero Cpn, 12/14/24 .. 30,232 21,730
6765372.SQ.FTS.B, Zero Cpn, 12/15/24 .. 183 173
6765455.SQ.FTS.B, Zero Cpn, 12/15/24 .. 894 552
6765978.SQ.FTS.B, Zero Cpn, 12/16/24 .. 3,559 890
6767297.SQ.FTS.B, Zero Cpn, 12/16/24 .. 861 663
6767513.SQ.FTS.B, Zero Cpn, 12/16/24 .. 4,658 1,638
6769902.SQ.FTS.B, Zero Cpn, 12/18/24 .. 2,918 2,248
6770294.SQ.FTS.B, Zero Cpn, 12/19/24 .. 1,307 212
6770314.SQ.FTS.B, Zero Cpn, 12/19/24 .. 850 261
6770865.SQ.FTS.B, Zero Cpn, 12/19/24 .. 4,212 1,416
6770950.SQ.FTS.B, Zero Cpn, 12/19/24 .. 934 875
6771628.SQ.FTS.B, Zero Cpn, 12/20/24 .. 11,397 4,797
6772432.SQ.FTS.B, Zero Cpn, 12/20/24 .. 3,675 1,367
6773444.SQ.FTS.B, Zero Cpn, 12/20/24 .. 748 692
6774309.SQ.FTS.B, Zero Cpn, 12/20/24 .. 1,281 926
6775946.SQ.FTS.B, Zero Cpn, 12/21/24 .. 868 152
6777712.SQ.FTS.B, Zero Cpn, 12/21/24 .. 324 305
6782796.SQ.FTS.B, Zero Cpn, 12/22/24 .. 1,241 1,223
6785814.SQ.FTS.B, Zero Cpn, 12/23/24 .. 3,173 791
Description
Principal
Amount Value
Block, Inc. (continued)
6789037.SQ.FTS.B, Zero Cpn, 12/26/24 .. $ 1,045 $ 628
6789128.SQ.FTS.B, Zero Cpn, 12/26/24 .. 6,626 3,752
6789729.SQ.FTS.B, Zero Cpn, 12/26/24 .. 23,677 8,526
6790557.SQ.FTS.B, Zero Cpn, 12/26/24 .. 449 400
6790865.SQ.FTS.B, Zero Cpn, 12/26/24 .. 2,847 2,078
6792899.SQ.FTS.B, Zero Cpn, 12/27/24 .. 15,687 8,318
6795337.SQ.FTS.B, Zero Cpn, 12/28/24 .. 3,346 2,985
6795851.SQ.FTS.B, Zero Cpn, 12/28/24 .. 13,992 3,610
6797488.SQ.FTS.B, Zero Cpn, 12/28/24 .. 769 619
6800164.SQ.FTS.B, Zero Cpn, 12/29/24 .. 921 284
6800808.SQ.FTS.B, Zero Cpn, 12/29/24 .. 518 449
6801907.SQ.FTS.B, Zero Cpn, 12/29/24 .. 1,203 1,140
6805036.SQ.FTS.B, Zero Cpn, 12/30/24 .. 1,793 1,670
6806039.SQ.FTS.B, Zero Cpn, 12/30/24 .. 531 483
6807255.SQ.FTS.B, Zero Cpn, 12/30/24 .. 3,926 1,368
6807351.SQ.FTS.B, Zero Cpn, 12/30/24 .. 707 672
6808142.SQ.FTS.B, Zero Cpn, 1/01/25 ... 8,113 7,523
6810919.SQ.FTS.B, Zero Cpn, 1/03/25 ... 1,959 1,930
6811198.SQ.FTS.B, Zero Cpn, 1/03/25 ... 6,323 3,188
6811681.SQ.FTS.B, Zero Cpn, 1/03/25 ... 915 230
6811703.SQ.FTS.B, Zero Cpn, 1/03/25 ... 4,476 3,040
6812718.SQ.FTS.B, Zero Cpn, 1/03/25 ... 8,762 2,002
6812838.SQ.FTS.B, Zero Cpn, 1/03/25 ... 2,377 1,569
6812932.SQ.FTS.B, Zero Cpn, 1/03/25 ... 2,203 738
6813008.SQ.FTS.B, Zero Cpn, 1/03/25 ... 306 296
6813154.SQ.FTS.B, Zero Cpn, 1/03/25 ... 685 610
6813993.SQ.FTS.B, Zero Cpn, 1/04/25 ... 1,992 1,932
6814457.SQ.FTS.B, Zero Cpn, 1/05/25 ... 231 146
6815336.SQ.FTS.B, Zero Cpn, 1/05/25 ... 1,094 308
6815365.SQ.FTS.B, Zero Cpn, 1/05/25 ... 6,864 4,121
6815623.SQ.FTS.B, Zero Cpn, 1/05/25 ... 439 428
6815900.SQ.FTS.B, Zero Cpn, 1/05/25 ... 2,021 1,936
6816388.SQ.FTS.B, Zero Cpn, 1/05/25 ... 7,053 6,579
6817023.SQ.FTS.B, Zero Cpn, 1/05/25 ... 2,812 2,016
6822775.SQ.FTS.B, Zero Cpn, 1/07/25 ... 456 435
6822814.SQ.FTS.B, Zero Cpn, 1/07/25 ... 1,821 1,686
6824075.SQ.FTS.B, Zero Cpn, 1/07/25 ... 1,035 964
6824878.SQ.FTS.B, Zero Cpn, 1/07/25 ... 354 273
6825704.SQ.FTS.B, Zero Cpn, 1/07/25 ... 1,025 950
6826091.SQ.FTS.B, Zero Cpn, 1/08/25 ... 356 165
6827153.SQ.FTS.B, Zero Cpn, 1/09/25 ... 927 872
6828128.SQ.FTS.B, Zero Cpn, 1/10/25 ... 669 622
6828597.SQ.FTS.B, Zero Cpn, 1/10/25 ... 2,024 735
6829788.SQ.FTS.B, Zero Cpn, 1/10/25 ... 936 296
6830425.SQ.FTS.B, Zero Cpn, 1/10/25 ... 1,050 166
6831288.SQ.FTS.B, Zero Cpn, 1/11/25 ... 1,403 533
6832443.SQ.FTS.B, Zero Cpn, 1/11/25 ... 1,126 1,031
6832879.SQ.FTS.B, Zero Cpn, 1/11/25 ... 1,116 781
6832951.SQ.FTS.B, Zero Cpn, 1/11/25 ... 628 200
6832987.SQ.FTS.B, Zero Cpn, 1/11/25 ... 1,575 1,402
6833081.SQ.FTS.B, Zero Cpn, 1/11/25 ... 5,773 3,248
6840162.SQ.FTS.B, Zero Cpn, 1/13/25 ... 4,179 3,338
6840439.SQ.FTS.B, Zero Cpn, 1/13/25 ... 1,535 1,116
6840563.SQ.FTS.B, Zero Cpn, 1/13/25 ... 903 394
6840796.SQ.FTS.B, Zero Cpn, 1/13/25 ... 10,231 4,956
6843416.SQ.FTS.B, Zero Cpn, 1/14/25 ... 3,555 3,021
6844837.SQ.FTS.B, Zero Cpn, 1/14/25 ... 12,594 6,767
6845652.SQ.FTS.B, Zero Cpn, 1/15/25 ... 481 462

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6845705.SQ.FTS.B, Zero Cpn, 1/15/25 ... $ 2,290 $ 762
6845844.SQ.FTS.B, Zero Cpn, 1/15/25 ... 2,264 971
6845959.SQ.FTS.B, Zero Cpn, 1/15/25 ... 1,287 454
6846236.SQ.FTS.B, Zero Cpn, 1/16/25 ... 305 281
6848236.SQ.FTS.B, Zero Cpn, 1/17/25 ... 8,218 4,783
6848722.SQ.FTS.B, Zero Cpn, 1/17/25 ... 271 260
6849099.SQ.FTS.B, Zero Cpn, 1/17/25 ... 2,555 2,356
6850024.SQ.FTS.B, Zero Cpn, 1/17/25 ... 3,044 2,921
6850977.SQ.FTS.B, Zero Cpn, 1/18/25 ... 326 297
6853583.SQ.FTS.B, Zero Cpn, 1/18/25 ... 2,515 2,382
6853726.SQ.FTS.B, Zero Cpn, 1/19/25 ... 736 676
6853793.SQ.FTS.B, Zero Cpn, 1/19/25 ... 3,592 3,445
6854636.SQ.FTS.B, Zero Cpn, 1/19/25 ... 4,126 2,265
6856461.SQ.FTS.B, Zero Cpn, 1/19/25 ... 3,521 1,954
6864766.SQ.FTS.B, Zero Cpn, 1/22/25 ... 346 171
6865119.SQ.FTS.B, Zero Cpn, 1/22/25 ... 1,131 980
6865237.SQ.FTS.B, Zero Cpn, 1/22/25 ... 5 5
6865328.SQ.FTS.B, Zero Cpn, 1/23/25 ... 76 69
6865425.SQ.FTS.B, Zero Cpn, 1/23/25 ... 1,207 449
6865816.SQ.FTS.B, Zero Cpn, 1/23/25 ... 2,417 1,918
6866176.SQ.FTS.B, Zero Cpn, 1/24/25 ... 2,313 1,496
6867205.SQ.FTS.B, Zero Cpn, 1/24/25 ... 825 423
6867235.SQ.FTS.B, Zero Cpn, 1/24/25 ... 4,471 3,709
6867424.SQ.FTS.B, Zero Cpn, 1/24/25 ... 3,371 1,669
6869370.SQ.FTS.B, Zero Cpn, 1/24/25 ... 17,850 4,671
6869566.SQ.FTS.B, Zero Cpn, 1/25/25 ... 3,008 2,975
6870920.SQ.FTS.B, Zero Cpn, 1/25/25 ... 352 140
6871868.SQ.FTS.B, Zero Cpn, 1/25/25 ... 15,827 10,603
6872826.SQ.FTS.B, Zero Cpn, 1/26/25 ... 1,517 1,493
6873034.SQ.FTS.B, Zero Cpn, 1/26/25 ... 7,027 6,807
6873743.SQ.FTS.B, Zero Cpn, 1/26/25 ... 1,161 580
6873888.SQ.FTS.B, Zero Cpn, 1/26/25 ... 3,930 2,442
6874098.SQ.FTS.B, Zero Cpn, 1/26/25 ... 2,002 1,874
6874224.SQ.FTS.B, Zero Cpn, 1/26/25 ... 12,671 8,481
6875205.SQ.FTS.B, Zero Cpn, 1/26/25 ... 1,032 986
6877983.SQ.FTS.B, Zero Cpn, 1/27/25 ... 4,040 1,311
6878498.SQ.FTS.B, Zero Cpn, 1/27/25 ... 15,839 9,270
6879258.SQ.FTS.B, Zero Cpn, 1/27/25 ... 995 352
6879276.SQ.FTS.B, Zero Cpn, 1/27/25 ... 192 183
6880116.SQ.FTS.B, Zero Cpn, 1/27/25 ... 4,923 4,034
6880319.SQ.FTS.B, Zero Cpn, 1/27/25 ... 952 261
6880642.SQ.FTS.B, Zero Cpn, 1/27/25 ... 5,904 4,005
6882114.SQ.FTS.B, Zero Cpn, 1/28/25 ... 3,051 2,398
6882983.SQ.FTS.B, Zero Cpn, 1/28/25 ... 1,988 1,929
6883683.SQ.FTS.B, Zero Cpn, 1/28/25 ... 11,390 3,852
6886320.SQ.FTS.B, Zero Cpn, 1/31/25 ... 5,493 3,841
6888690.SQ.FTS.B, Zero Cpn, 1/31/25 ... 1,357 1,324
6889101.SQ.FTS.B, Zero Cpn, 1/31/25 ... 1,323 1,281
6890447.SQ.FTS.B, Zero Cpn, 2/01/25 ... 1,310 1,292
6890704.SQ.FTS.B, Zero Cpn, 2/01/25 ... 2,041 1,982
6890858.SQ.FTS.B, Zero Cpn, 2/01/25 ... 1,334 1,302
6891704.SQ.FTS.B, Zero Cpn, 2/01/25 ... 11,206 5,723
6892036.SQ.FTS.B, Zero Cpn, 2/01/25 ... 2,760 1,764
6893718.SQ.FTS.B, Zero Cpn, 2/02/25 ... 659 649
6894382.SQ.FTS.B, Zero Cpn, 2/02/25 ... 3,927 1,329
6894900.SQ.FTS.B, Zero Cpn, 2/02/25 ... 5,574 4,433
6895374.SQ.FTS.B, Zero Cpn, 2/02/25 ... 631 592
6898271.SQ.FTS.B, Zero Cpn, 2/03/25 ... 925 637
Description
Principal
Amount Value
Block, Inc. (continued)
6898333.SQ.FTS.B, Zero Cpn, 2/03/25 ... $ 9,093 $ 8,753
6901055.SQ.FTS.B, Zero Cpn, 2/04/25 ... 8,090 3,373
6901450.SQ.FTS.B, Zero Cpn, 2/04/25 ... 752 743
6905084.SQ.FTS.B, Zero Cpn, 2/06/25 ... 3,440 1,535
6905278.SQ.FTS.B, Zero Cpn, 2/06/25 ... 4,086 2,858
6905497.SQ.FTS.B, Zero Cpn, 2/06/25 ... 1,808 1,774
6905725.SQ.FTS.B, Zero Cpn, 2/06/25 ... 3,483 1,118
6907305.SQ.FTS.B, Zero Cpn, 2/07/25 ... 1,504 1,482
6910405.SQ.FTS.B, Zero Cpn, 2/08/25 ... 1,573 1,551
6910603.SQ.FTS.B, Zero Cpn, 2/08/25 ... 5,222 4,220
6910812.SQ.FTS.B, Zero Cpn, 2/08/25 ... 5,166 1,827
6910948.SQ.FTS.B, Zero Cpn, 2/08/25 ... 1,118 1,053
6911034.SQ.FTS.B, Zero Cpn, 2/08/25 ... 3,058 3,044
6912180.SQ.FTS.B, Zero Cpn, 2/09/25 ... 3,940 3,161
6912895.SQ.FTS.B, Zero Cpn, 2/09/25 ... 2,065 1,993
6913098.SQ.FTS.B, Zero Cpn, 2/09/25 ... 213 204
6913129.SQ.FTS.B, Zero Cpn, 2/09/25 ... 1,084 926
6913617.SQ.FTS.B, Zero Cpn, 2/09/25 ... 11,248 3,307
6916268.SQ.FTS.B, Zero Cpn, 2/10/25 ... 1,308 1,270
6916456.SQ.FTS.B, Zero Cpn, 2/10/25 ... 360 283
6917646.SQ.FTS.B, Zero Cpn, 2/10/25 ... 1,013 987
6917891.SQ.FTS.B, Zero Cpn, 2/10/25 ... 1,621 1,373
6918090.SQ.FTS.B, Zero Cpn, 2/10/25 ... 5,807 3,272
6918477.SQ.FTS.B, Zero Cpn, 2/10/25 ... 795 75
6919031.SQ.FTS.B, Zero Cpn, 2/11/25 ... 1,328 1,302
6919126.SQ.FTS.B, Zero Cpn, 2/11/25 ... 870 82
6919134.SQ.FTS.B, Zero Cpn, 2/11/25 ... 2,054 1,686
6919280.SQ.FTS.B, Zero Cpn, 2/11/25 ... 471 250
6919314.SQ.FTS.B, Zero Cpn, 2/11/25 ... 3,406 2,994
6919881.SQ.FTS.B, Zero Cpn, 2/11/25 ... 2,846 2,791
6920207.SQ.FTS.B, Zero Cpn, 2/11/25 ... 2,445 2,377
6920374.SQ.FTS.B, Zero Cpn, 2/11/25 ... 2,132 1,522
6921070.SQ.FTS.B, Zero Cpn, 2/13/25 ... 630 622
6921125.SQ.FTS.B, Zero Cpn, 2/13/25 ... 4,888 4,608
6921429.SQ.FTS.B, Zero Cpn, 2/13/25 ... 7,495 1,891
6923080.SQ.FTS.B, Zero Cpn, 2/14/25 ... 5,327 5,069
6924795.SQ.FTS.B, Zero Cpn, 2/15/25 ... 1,849 1,802
6933378.SQ.FTS.B, Zero Cpn, 2/17/25 ... 2,933 2,160
6933473.SQ.FTS.B, Zero Cpn, 2/17/25 ... 2,583 1,972
6934108.SQ.FTS.B, Zero Cpn, 2/17/25 ... 4,994 4,580
6934280.SQ.FTS.B, Zero Cpn, 2/17/25 ... 3,801 3,366
6935047.SQ.FTS.B, Zero Cpn, 2/17/25 ... 2,653 1,575
6935209.SQ.FTS.B, Zero Cpn, 2/17/25 ... 458 448
6935249.SQ.FTS.B, Zero Cpn, 2/17/25 ... 401 361
6936118.SQ.FTS.B, Zero Cpn, 2/17/25 ... 650 621
6936174.SQ.FTS.B, Zero Cpn, 2/17/25 ... 159 156
6936338.SQ.FTS.B, Zero Cpn, 2/17/25 ... 9,804 8,701
6936682.SQ.FTS.B, Zero Cpn, 2/17/25 ... 2,970 2,872
6937023.SQ.FTS.B, Zero Cpn, 2/18/25 ... 3,794 3,368
6937107.SQ.FTS.B, Zero Cpn, 2/18/25 ... 2,690 1,865
6937200.SQ.FTS.B, Zero Cpn, 2/18/25 ... 771 517
6937297.SQ.FTS.B, Zero Cpn, 2/18/25 ... 2,807 1,745
6937669.SQ.FTS.B, Zero Cpn, 2/18/25 ... 933 885
6937723.SQ.FTS.B, Zero Cpn, 2/18/25 ... 1,109 1,104
6938613.SQ.FTS.B, Zero Cpn, 2/18/25 ... 238 172
6938664.SQ.FTS.B, Zero Cpn, 2/18/25 ... 417 409
6939326.SQ.FTS.B, Zero Cpn, 2/18/25 ... 8,134 2,234
6939442.SQ.FTS.B, Zero Cpn, 2/18/25 ... 1,319 1,185

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6941232.SQ.FTS.B, Zero Cpn, 2/19/25 ... $ 16,014 $ 5,527
6941710.SQ.FTS.B, Zero Cpn, 2/19/25 ... 5,409 1,425
6942017.SQ.FTS.B, Zero Cpn, 2/20/25 ... 669 455
6942041.SQ.FTS.B, Zero Cpn, 2/20/25 ... 783 254
6945698.SQ.FTS.B, Zero Cpn, 2/21/25 ... 1,200 522
6945992.SQ.FTS.B, Zero Cpn, 2/21/25 ... 478 462
6946128.SQ.FTS.B, Zero Cpn, 2/21/25 ... 1,931 1,579
6946527.SQ.FTS.B, Zero Cpn, 2/21/25 ... 1,902 1,431
6947402.SQ.FTS.B, Zero Cpn, 2/22/25 ... 8,176 7,214
6947839.SQ.FTS.B, Zero Cpn, 2/22/25 ... 2,007 821
6947980.SQ.FTS.B, Zero Cpn, 2/22/25 ... 4,956 4,808
6948508.SQ.FTS.B, Zero Cpn, 2/22/25 ... 17,872 17,423
6950019.SQ.FTS.B, Zero Cpn, 2/23/25 ... 321 321
6952587.SQ.FTS.B, Zero Cpn, 2/23/25 ... 4,125 3,750
6953060.SQ.FTS.B, Zero Cpn, 2/23/25 ... 3,305 3,080
6954954.SQ.FTS.B, Zero Cpn, 2/24/25 ... 5,291 4,642
6956046.SQ.FTS.B, Zero Cpn, 2/24/25 ... 3,163 3,106
6956807.SQ.FTS.B, Zero Cpn, 2/24/25 ... 2,734 2,628
6957668.SQ.FTS.B, Zero Cpn, 2/24/25 ... 520 456
6957706.SQ.FTS.B, Zero Cpn, 2/24/25 ... 982 223
6957735.SQ.FTS.B, Zero Cpn, 2/24/25 ... 4,985 3,104
6957843.SQ.FTS.B, Zero Cpn, 2/24/25 ... 5,588 2,555
6958696.SQ.FTS.B, Zero Cpn, 2/25/25 ... 27 26
6958758.SQ.FTS.B, Zero Cpn, 2/25/25 ... 505 322
6958893.SQ.FTS.B, Zero Cpn, 2/25/25 ... 602 111
6959272.SQ.FTS.B, Zero Cpn, 2/25/25 ... 1,684 1,666
6959605.SQ.FTS.B, Zero Cpn, 2/25/25 ... 13,370 12,412
6962136.SQ.FTS.B, Zero Cpn, 2/25/25 ... 1,990 1,744
6962386.SQ.FTS.B, Zero Cpn, 2/26/25 ... 1,499 528
6962449.SQ.FTS.B, Zero Cpn, 2/26/25 ... 2,924 942
6962595.SQ.FTS.B, Zero Cpn, 2/26/25 ... 113 104
6962609.SQ.FTS.B, Zero Cpn, 2/26/25 ... 216 214
6962665.SQ.FTS.B, Zero Cpn, 2/26/25 ... 4,467 1,642
6962948.SQ.FTS.B, Zero Cpn, 2/26/25 ... 948 835
6963215.SQ.FTS.B, Zero Cpn, 2/27/25 ... 1,031 949
6963283.SQ.FTS.B, Zero Cpn, 2/27/25 ... 462 445
6963324.SQ.FTS.B, Zero Cpn, 2/27/25 ... 1,987 1,441
6963425.SQ.FTS.B, Zero Cpn, 2/27/25 ... 5,265 4,537
6963632.SQ.FTS.B, Zero Cpn, 2/27/25 ... 1,891 1,379
6963703.SQ.FTS.B, Zero Cpn, 2/27/25 ... 7,447 2,144
6964133.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,662 2,946
6964600.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,817 1,945
6964719.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,303 1,250
6965538.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,110 718
6965564.SQ.FTS.B, Zero Cpn, 2/28/25 ... 6,792 6,214
6965890.SQ.FTS.B, Zero Cpn, 2/28/25 ... 915 876
6965997.SQ.FTS.B, Zero Cpn, 2/28/25 ... 10,043 9,580
6966352.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,541 2,152
6966566.SQ.FTS.B, Zero Cpn, 2/28/25 ... 936 877
6966718.SQ.FTS.B, Zero Cpn, 2/28/25 ... 475 203
6966986.SQ.FTS.B, Zero Cpn, 2/28/25 ... 395 387
6968688.SQ.FTS.B, Zero Cpn, 2/28/25 ... 15,914 4,672
6969892.SQ.FTS.B, Zero Cpn, 2/28/25 ... 656 579
6970424.SQ.FTS.B, Zero Cpn, 2/28/25 ... 6,036 4,270
6970552.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,067 3,727
6970669.SQ.FTS.B, Zero Cpn, 2/28/25 ... 5,106 5,063
6971235.SQ.FTS.B, Zero Cpn, 2/28/25 ... 5,878 5,699
6972440.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,467 4,347
Description
Principal
Amount Value
Block, Inc. (continued)
6973772.SQ.FTS.B, Zero Cpn, 2/28/25 ... $ 6,174 $ 6,051
6974137.SQ.FTS.B, Zero Cpn, 2/28/25 ... 302 299
6974172.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,764 2,739
6977409.SQ.FTS.B, Zero Cpn, 2/28/25 ... 6,257 4,110
6979463.SQ.FTS.B, Zero Cpn, 2/28/25 ... 6,113 5,970
6980194.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,770 3,186
6980485.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,387 2,015
6980681.SQ.FTS.B, Zero Cpn, 2/28/25 ... 6,450 6,288
6981506.SQ.FTS.B, Zero Cpn, 3/01/25 ... 4,725 2,479
6981745.SQ.FTS.B, Zero Cpn, 3/01/25 ... 727 144
6983184.SQ.FTS.B, Zero Cpn, 3/01/25 ... 2,939 2,694
6983514.SQ.FTS.B, Zero Cpn, 3/01/25 ... 1,862 1,830
6983907.SQ.FTS.B, Zero Cpn, 3/01/25 ... 5,990 1,446
6983996.SQ.FTS.B, Zero Cpn, 3/01/25 ... 3,385 2,514
6985494.SQ.FTS.B, Zero Cpn, 3/02/25 ... 558 557
6985660.SQ.FTS.B, Zero Cpn, 3/03/25 ... 2,438 2,135
6985758.SQ.FTS.B, Zero Cpn, 3/03/25 ... 337 332
6985831.SQ.FTS.B, Zero Cpn, 3/03/25 ... 6,077 4,626
6986183.SQ.FTS.B, Zero Cpn, 3/03/25 ... 1,326 429
6986343.SQ.FTS.B, Zero Cpn, 3/04/25 ... 1,342 1,284
6986475.SQ.FTS.B, Zero Cpn, 3/04/25 ... 1,301 943
6986549.SQ.FTS.B, Zero Cpn, 3/04/25 ... 376 374
6986633.SQ.FTS.B, Zero Cpn, 3/04/25 ... 5,827 5,770
6987047.SQ.FTS.B, Zero Cpn, 3/04/25 ... 3,749 1,005
6987073.SQ.FTS.B, Zero Cpn, 3/04/25 ... 823 547
6987582.SQ.FTS.B, Zero Cpn, 3/05/25 ... 1,183 1,133
6987735.SQ.FTS.B, Zero Cpn, 3/05/25 ... 2,142 2,099
6988209.SQ.FTS.B, Zero Cpn, 3/05/25 ... 2,538 2,338
6988706.SQ.FTS.B, Zero Cpn, 3/05/25 ... 1,610 1,452
6988804.SQ.FTS.B, Zero Cpn, 3/05/25 ... 22,027 9,609
6989373.SQ.FTS.B, Zero Cpn, 3/05/25 ... 3,633 3,602
6989803.SQ.FTS.B, Zero Cpn, 3/05/25 ... 2,985 2,903
6990007.SQ.FTS.B, Zero Cpn, 3/05/25 ... 1,464 1,426
6990239.SQ.FTS.B, Zero Cpn, 3/05/25 ... 4,259 1,289
6990301.SQ.FTS.B, Zero Cpn, 3/05/25 ... 1,339 1,227
6990319.SQ.FTS.B, Zero Cpn, 3/05/25 ... 429 157
6990920.SQ.FTS.B, Zero Cpn, 3/06/25 ... 1,373 1,335
6991080.SQ.FTS.B, Zero Cpn, 3/06/25 ... 878 634
6991121.SQ.FTS.B, Zero Cpn, 3/06/25 ... 426 423
6992646.SQ.FTS.B, Zero Cpn, 3/06/25 ... 1,313 868
6992671.SQ.FTS.B, Zero Cpn, 3/06/25 ... 1,525 1,397
6992725.SQ.FTS.B, Zero Cpn, 3/06/25 ... 16,113 15,755
6995652.SQ.FTS.B, Zero Cpn, 3/07/25 ... 255 253
6996456.SQ.FTS.B, Zero Cpn, 3/07/25 ... 7,607 6,334
6996814.SQ.FTS.B, Zero Cpn, 3/07/25 ... 5,606 4,589
6999659.SQ.FTS.B, Zero Cpn, 3/08/25 ... 6,807 2,410
6999790.SQ.FTS.B, Zero Cpn, 3/08/25 ... 31,114 25,050
7000525.SQ.FTS.B, Zero Cpn, 3/08/25 ... 4,585 4,403
7000681.SQ.FTS.B, Zero Cpn, 3/08/25 ... 2,353 2,313
7000908.SQ.FTS.B, Zero Cpn, 3/08/25 ... 2,831 2,562
7001353.SQ.FTS.B, Zero Cpn, 3/08/25 ... 1,180 477
7001400.SQ.FTS.B, Zero Cpn, 3/08/25 ... 5,950 3,886
7001709.SQ.FTS.B, Zero Cpn, 3/08/25 ... 4,969 4,763
7001897.SQ.FTS.B, Zero Cpn, 3/08/25 ... 4,436 3,018
7002382.SQ.FTS.B, Zero Cpn, 3/09/25 ... 4,008 3,810
7002756.SQ.FTS.B, Zero Cpn, 3/09/25 ... 858 835
7002848.SQ.FTS.B, Zero Cpn, 3/09/25 ... 2,390 2,287
7003117.SQ.FTS.B, Zero Cpn, 3/09/25 ... 772 148

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7003132.SQ.FTS.B, Zero Cpn, 3/09/25 ... $ 282 $ 228
7003309.SQ.FTS.B, Zero Cpn, 3/10/25 ... 17,392 16,691
7004376.SQ.FTS.B, Zero Cpn, 3/11/25 ... 1,295 640
7005032.SQ.FTS.B, Zero Cpn, 3/11/25 ... 588 575
7006014.SQ.FTS.B, Zero Cpn, 3/11/25 ... 2,116 2,073
7006543.SQ.FTS.B, Zero Cpn, 3/11/25 ... 5,929 3,683
7006832.SQ.FTS.B, Zero Cpn, 3/11/25 ... 11,205 3,918
7006966.SQ.FTS.B, Zero Cpn, 3/11/25 ... 414 393
7007049.SQ.FTS.B, Zero Cpn, 3/11/25 ... 914 883
7007213.SQ.FTS.B, Zero Cpn, 3/11/25 ... 3,175 1,210
7007236.SQ.FTS.B, Zero Cpn, 3/11/25 ... 830 715
7007488.SQ.FTS.B, Zero Cpn, 3/12/25 ... 11,330 10,487
7008883.SQ.FTS.B, Zero Cpn, 3/12/25 ... 2,166 2,065
7009365.SQ.FTS.B, Zero Cpn, 3/12/25 ... 9,475 8,295
7009604.SQ.FTS.B, Zero Cpn, 3/12/25 ... 42,608 23,582
7010487.SQ.FTS.B, Zero Cpn, 3/12/25 ... 6,758 6,629
7010981.SQ.FTS.B, Zero Cpn, 3/13/25 ... 2,023 794
7011029.SQ.FTS.B, Zero Cpn, 3/13/25 ... 3,583 3,317
7012393.SQ.FTS.B, Zero Cpn, 3/13/25 ... 1,388 1,200
7012466.SQ.FTS.B, Zero Cpn, 3/13/25 ... 6,404 5,341
7012854.SQ.FTS.B, Zero Cpn, 3/13/25 ... 385 194
7012870.SQ.FTS.B, Zero Cpn, 3/13/25 ... 1,647 1,546
7013018.SQ.FTS.B, Zero Cpn, 3/13/25 ... 4,431 3,448
7013153.SQ.FTS.B, Zero Cpn, 3/13/25 ... 1,452 1,345
7016330.SQ.FTS.B, Zero Cpn, 3/14/25 ... 3,354 2,951
7016571.SQ.FTS.B, Zero Cpn, 3/14/25 ... 1,144 941
7019058.SQ.FTS.B, Zero Cpn, 3/14/25 ... 6,662 4,597
7019223.SQ.FTS.B, Zero Cpn, 3/14/25 ... 2,239 2,223
7019534.SQ.FTS.B, Zero Cpn, 3/14/25 ... 2,501 2,456
7019772.SQ.FTS.B, Zero Cpn, 3/14/25 ... 1,251 1,234
7020416.SQ.FTS.B, Zero Cpn, 3/15/25 ... 11,842 11,456
7021770.SQ.FTS.B, Zero Cpn, 3/15/25 ... 941 616
7022376.SQ.FTS.B, Zero Cpn, 3/15/25 ... 2,514 1,579
7022456.SQ.FTS.B, Zero Cpn, 3/15/25 ... 3,594 3,372
7023496.SQ.FTS.B, Zero Cpn, 3/15/25 ... 2,040 1,939
7024779.SQ.FTS.B, Zero Cpn, 3/16/25 ... 7,353 4,166
7025073.SQ.FTS.B, Zero Cpn, 3/16/25 ... 7,388 4,725
7025200.SQ.FTS.B, Zero Cpn, 3/16/25 ... 1,224 1,215
7025429.SQ.FTS.B, Zero Cpn, 3/16/25 ... 1,997 1,399
7025472.SQ.FTS.B, Zero Cpn, 3/16/25 ... 273 140
7025583.SQ.FTS.B, Zero Cpn, 3/17/25 ... 378 351
7025619.SQ.FTS.B, Zero Cpn, 3/17/25 ... 1,214 1,063
7025829.SQ.FTS.B, Zero Cpn, 3/17/25 ... 2,008 1,915
7025933.SQ.FTS.B, Zero Cpn, 3/17/25 ... 1,724 1,501
7026020.SQ.FTS.B, Zero Cpn, 3/17/25 ... 373 355
7026038.SQ.FTS.B, Zero Cpn, 3/17/25 ... 1,372 1,276
7026096.SQ.FTS.B, Zero Cpn, 3/17/25 ... 550 540
7027572.SQ.FTS.B, Zero Cpn, 3/18/25 ... 20,499 17,040
7028336.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,818 731
7028434.SQ.FTS.B, Zero Cpn, 3/18/25 ... 85 82
7029261.SQ.FTS.B, Zero Cpn, 3/18/25 ... 8,184 5,267
7029506.SQ.FTS.B, Zero Cpn, 3/18/25 ... 253 245
7029684.SQ.FTS.B, Zero Cpn, 3/18/25 ... 546 275
7029706.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,477 1,442
7030479.SQ.FTS.B, Zero Cpn, 3/19/25 ... 5,213 3,691
7031129.SQ.FTS.B, Zero Cpn, 3/19/25 ... 23,073 14,661
7031934.SQ.FTS.B, Zero Cpn, 3/19/25 ... 5,451 4,527
7032161.SQ.FTS.B, Zero Cpn, 3/19/25 ... 18,901 17,961
Description
Principal
Amount Value
Block, Inc. (continued)
7032947.SQ.FTS.B, Zero Cpn, 3/19/25 ... $ 4,020 $ 3,880
7033094.SQ.FTS.B, Zero Cpn, 3/19/25 ... 8,304 8,236
7033869.SQ.FTS.B, Zero Cpn, 3/19/25 ... 2,930 1,107
7033914.SQ.FTS.B, Zero Cpn, 3/19/25 ... 5,015 4,981
7034277.SQ.FTS.B, Zero Cpn, 3/20/25 ... 1,065 1,050
7034652.SQ.FTS.B, Zero Cpn, 3/20/25 ... 6,093 3,015
7036165.SQ.FTS.B, Zero Cpn, 3/20/25 ... 6,631 5,181
7036310.SQ.FTS.B, Zero Cpn, 3/20/25 ... 2,850 2,309
7036403.SQ.FTS.B, Zero Cpn, 3/20/25 ... 29,655 27,622
7037313.SQ.FTS.B, Zero Cpn, 3/20/25 ... 290 282
7040271.SQ.FTS.B, Zero Cpn, 3/21/25 ... 33,606 16,201
7042050.SQ.FTS.B, Zero Cpn, 3/21/25 ... 2,030 1,999
7043505.SQ.FTS.B, Zero Cpn, 3/21/25 ... 478 468
7044180.SQ.FTS.B, Zero Cpn, 3/22/25 ... 913 879
7044311.SQ.FTS.B, Zero Cpn, 3/22/25 ... 2,846 1,661
7045062.SQ.FTS.B, Zero Cpn, 3/22/25 ... 803 791
7046224.SQ.FTS.B, Zero Cpn, 3/22/25 ... 4,382 3,712
7046389.SQ.FTS.B, Zero Cpn, 3/22/25 ... 675 253
7046545.SQ.FTS.B, Zero Cpn, 3/22/25 ... 7,271 7,083
7046821.SQ.FTS.B, Zero Cpn, 3/22/25 ... 876 614
7046858.SQ.FTS.B, Zero Cpn, 3/22/25 ... 8,535 8,006
7047122.SQ.FTS.B, Zero Cpn, 3/23/25 ... 878 857
7047159.SQ.FTS.B, Zero Cpn, 3/23/25 ... 3,098 2,992
7047271.SQ.FTS.B, Zero Cpn, 3/23/25 ... 2,378 1,475
7047312.SQ.FTS.B, Zero Cpn, 3/23/25 ... 3,130 2,063
7047385.SQ.FTS.B, Zero Cpn, 3/23/25 ... 1,389 1,346
7048331.SQ.FTS.B, Zero Cpn, 3/24/25 ... 4,786 4,537
7048690.SQ.FTS.B, Zero Cpn, 3/24/25 ... 479 473
7048720.SQ.FTS.B, Zero Cpn, 3/24/25 ... 1,251 1,229
7048994.SQ.FTS.B, Zero Cpn, 3/25/25 ... 2,311 1,233
7050291.SQ.FTS.B, Zero Cpn, 3/25/25 ... 4,131 4,010
7050555.SQ.FTS.B, Zero Cpn, 3/25/25 ... 11,513 8,387
7050699.SQ.FTS.B, Zero Cpn, 3/25/25 ... 1,636 1,395
7052133.SQ.FTS.B, Zero Cpn, 3/25/25 ... 5,205 4,906
7052715.SQ.FTS.B, Zero Cpn, 3/26/25 ... 2,436 2,368
7052909.SQ.FTS.B, Zero Cpn, 3/26/25 ... 2,875 2,807
7053160.SQ.FTS.B, Zero Cpn, 3/26/25 ... 4,381 2,485
7054599.SQ.FTS.B, Zero Cpn, 3/26/25 ... 5,751 5,607
7055837.SQ.FTS.B, Zero Cpn, 3/27/25 ... 5,733 5,257
7056058.SQ.FTS.B, Zero Cpn, 3/27/25 ... 1,064 1,055
7057925.SQ.FTS.B, Zero Cpn, 3/27/25 ... 2,002 1,970
7058696.SQ.FTS.B, Zero Cpn, 3/27/25 ... 900 889
7060939.SQ.FTS.B, Zero Cpn, 3/28/25 ... 3,465 1,781
7061083.SQ.FTS.B, Zero Cpn, 3/28/25 ... 1,731 1,671
7061181.SQ.FTS.B, Zero Cpn, 3/28/25 ... 790 772
7061383.SQ.FTS.B, Zero Cpn, 3/28/25 ... 2,288 2,166
7061451.SQ.FTS.B, Zero Cpn, 3/28/25 ... 6,424 4,343
7062042.SQ.FTS.B, Zero Cpn, 3/28/25 ... 5,609 5,511
7062519.SQ.FTS.B, Zero Cpn, 3/28/25 ... 4,908 4,610
7063540.SQ.FTS.B, Zero Cpn, 3/28/25 ... 8,557 8,128
7063951.SQ.FTS.B, Zero Cpn, 3/28/25 ... 1,068 1,062
7064257.SQ.FTS.B, Zero Cpn, 3/28/25 ... 165 163
7064274.SQ.FTS.B, Zero Cpn, 3/28/25 ... 11,329 11,037
7065357.SQ.FTS.B, Zero Cpn, 3/29/25 ... 584 574
7066201.SQ.FTS.B, Zero Cpn, 3/29/25 ... 2,049 1,010
7066220.SQ.FTS.B, Zero Cpn, 3/29/25 ... 3,546 3,414
7066416.SQ.FTS.B, Zero Cpn, 3/29/25 ... 10,458 9,240
7066581.SQ.FTS.B, Zero Cpn, 3/29/25 ... 13,071 11,892

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7066956.SQ.FTS.B, Zero Cpn, 3/29/25 ... $ 1,091 $ 815
7067009.SQ.FTS.B, Zero Cpn, 3/29/25 ... 1,305 1,136
7068149.SQ.FTS.B, Zero Cpn, 3/30/25 ... 1,223 1,201
7068193.SQ.FTS.B, Zero Cpn, 3/30/25 ... 1,684 1,644
7068672.SQ.FTS.B, Zero Cpn, 3/30/25 ... 1,470 1,434
7068719.SQ.FTS.B, Zero Cpn, 3/30/25 ... 9,582 9,147
7068937.SQ.FTS.B, Zero Cpn, 3/30/25 ... 784 766
7069074.SQ.FTS.B, Zero Cpn, 4/01/25 ... 5,540 3,711
7069279.SQ.FTS.B, Zero Cpn, 4/01/25 ... 2,284 2,245
7069474.SQ.FTS.B, Zero Cpn, 4/01/25 ... 1,316 1,297
7071088.SQ.FTS.B, Zero Cpn, 4/02/25 ... 5,847 5,798
7071629.SQ.FTS.B, Zero Cpn, 4/02/25 ... 6,907 5,939
7071976.SQ.FTS.B, Zero Cpn, 4/02/25 ... 2,262 2,117
7072006.SQ.FTS.B, Zero Cpn, 4/02/25 ... 4,174 4,091
7072124.SQ.FTS.B, Zero Cpn, 4/02/25 ... 1,192 1,033
7074091.SQ.FTS.B, Zero Cpn, 4/03/25 ... 603 600
7074155.SQ.FTS.B, Zero Cpn, 4/03/25 ... 2,261 2,127
7074185.SQ.FTS.B, Zero Cpn, 4/03/25 ... 16,254 15,825
7075539.SQ.FTS.B, Zero Cpn, 4/03/25 ... 2,786 2,699
7075651.SQ.FTS.B, Zero Cpn, 4/03/25 ... 4,495 2,328
7075721.SQ.FTS.B, Zero Cpn, 4/03/25 ... 3,487 3,427
7075883.SQ.FTS.B, Zero Cpn, 4/03/25 ... 8,783 7,996
7076212.SQ.FTS.B, Zero Cpn, 4/03/25 ... 1,559 1,526
7076965.SQ.FTS.B, Zero Cpn, 4/03/25 ... 4,202 4,137
7077191.SQ.FTS.B, Zero Cpn, 4/03/25 ... 5,771 4,685
7077841.SQ.FTS.B, Zero Cpn, 4/04/25 ... 380 370
7077874.SQ.FTS.B, Zero Cpn, 4/04/25 ... 1,766 795
7077910.SQ.FTS.B, Zero Cpn, 4/04/25 ... 1,531 1,264
7078012.SQ.FTS.B, Zero Cpn, 4/04/25 ... 580 571
7078200.SQ.FTS.B, Zero Cpn, 4/04/25 ... 2,774 2,584
7078421.SQ.FTS.B, Zero Cpn, 4/04/25 ... 2,242 1,857
7078561.SQ.FTS.B, Zero Cpn, 4/04/25 ... 66 65
7078663.SQ.FTS.B, Zero Cpn, 4/04/25 ... 324 308
7078789.SQ.FTS.B, Zero Cpn, 4/04/25 ... 1,835 1,663
7079091.SQ.FTS.B, Zero Cpn, 4/04/25 ... 1,714 1,645
7079914.SQ.FTS.B, Zero Cpn, 4/04/25 ... 820 816
7080218.SQ.FTS.B, Zero Cpn, 4/04/25 ... 457 450
7080256.SQ.FTS.B, Zero Cpn, 4/04/25 ... 8,000 6,012
7080379.SQ.FTS.B, Zero Cpn, 4/04/25 ... 3,265 3,201
7080603.SQ.FTS.B, Zero Cpn, 4/04/25 ... 9,630 9,387
7085706.SQ.FTS.B, Zero Cpn, 4/05/25 ... 2,176 2,076
7086320.SQ.FTS.B, Zero Cpn, 4/05/25 ... 2,318 1,374
7086396.SQ.FTS.B, Zero Cpn, 4/05/25 ... 1,670 1,359
7087146.SQ.FTS.B, Zero Cpn, 4/05/25 ... 5,687 2,505
7087434.SQ.FTS.B, Zero Cpn, 4/05/25 ... 361 352
7087454.SQ.FTS.B, Zero Cpn, 4/05/25 ... 3,589 3,242
7087577.SQ.FTS.B, Zero Cpn, 4/05/25 ... 28,016 18,404
7087936.SQ.FTS.B, Zero Cpn, 4/05/25 ... 339 336
7088271.SQ.FTS.B, Zero Cpn, 4/05/25 ... 1,262 1,234
7089133.SQ.FTS.B, Zero Cpn, 4/06/25 ... 2,262 2,218
7089212.SQ.FTS.B, Zero Cpn, 4/06/25 ... 13,761 13,126
7090190.SQ.FTS.B, Zero Cpn, 4/06/25 ... 2,296 1,860
7090338.SQ.FTS.B, Zero Cpn, 4/06/25 ... 25,886 25,261
7091786.SQ.FTS.B, Zero Cpn, 4/06/25 ... 1,605 1,585
7091881.SQ.FTS.B, Zero Cpn, 4/06/25 ... 25,110 14,712
7093549.SQ.FTS.B, Zero Cpn, 4/08/25 ... 447 415
7093794.SQ.FTS.B, Zero Cpn, 4/08/25 ... 2,026 1,139
7094204.SQ.FTS.B, Zero Cpn, 4/09/25 ... 1,601 1,320
Description
Principal
Amount Value
Block, Inc. (continued)
7094242.SQ.FTS.B, Zero Cpn, 4/09/25 ... $ 710 $ 699
7094350.SQ.FTS.B, Zero Cpn, 4/09/25 ... 582 567
7094477.SQ.FTS.B, Zero Cpn, 4/09/25 ... 3,631 3,556
7094790.SQ.FTS.B, Zero Cpn, 4/09/25 ... 2,533 2,360
7094866.SQ.FTS.B, Zero Cpn, 4/09/25 ... 1,952 1,714
7094918.SQ.FTS.B, Zero Cpn, 4/09/25 ... 1,689 1,597
7095135.SQ.FTS.B, Zero Cpn, 4/09/25 ... 690 673
7095173.SQ.FTS.B, Zero Cpn, 4/09/25 ... 1,202 1,190
7095854.SQ.FTS.B, Zero Cpn, 4/10/25 ... 1,699 1,271
7096903.SQ.FTS.B, Zero Cpn, 4/10/25 ... 1,867 1,827
7097349.SQ.FTS.B, Zero Cpn, 4/10/25 ... 663 620
7097525.SQ.FTS.B, Zero Cpn, 4/10/25 ... 12,601 11,376
7098896.SQ.FTS.B, Zero Cpn, 4/10/25 ... 833 801
7099200.SQ.FTS.B, Zero Cpn, 4/11/25 ... 11,287 3,899
7099951.SQ.FTS.B, Zero Cpn, 4/11/25 ... 1,782 1,707
7100197.SQ.FTS.B, Zero Cpn, 4/11/25 ... 1,753 1,477
7100381.SQ.FTS.B, Zero Cpn, 4/11/25 ... 7,617 7,465
7101497.SQ.FTS.B, Zero Cpn, 4/11/25 ... 554 547
7101517.SQ.FTS.B, Zero Cpn, 4/11/25 ... 945 851
7101547.SQ.FTS.B, Zero Cpn, 4/11/25 ... 1,689 657
7102201.SQ.FTS.B, Zero Cpn, 4/11/25 ... 7,702 7,541
7102475.SQ.FTS.B, Zero Cpn, 4/11/25 ... 524 501
7102688.SQ.FTS.B, Zero Cpn, 4/11/25 ... 2,218 2,176
7102711.SQ.FTS.B, Zero Cpn, 4/11/25 ... 12,557 12,246
7105322.SQ.FTS.B, Zero Cpn, 4/12/25 ... 9,194 8,389
7106250.SQ.FTS.B, Zero Cpn, 4/12/25 ... 6,878 3,393
7106519.SQ.FTS.B, Zero Cpn, 4/12/25 ... 2,751 2,632
7106639.SQ.FTS.B, Zero Cpn, 4/12/25 ... 7,444 6,924
7106935.SQ.FTS.B, Zero Cpn, 4/12/25 ... 5,299 5,244
7107390.SQ.FTS.B, Zero Cpn, 4/12/25 ... 3,064 3,026
7107557.SQ.FTS.B, Zero Cpn, 4/12/25 ... 1,595 1,441
7107594.SQ.FTS.B, Zero Cpn, 4/12/25 ... 7,519 7,327
7107852.SQ.FTS.B, Zero Cpn, 4/12/25 ... 29,147 13,194
7108306.SQ.FTS.B, Zero Cpn, 4/12/25 ... 1,385 1,329
7108416.SQ.FTS.B, Zero Cpn, 4/12/25 ... 6,105 5,906
7108865.SQ.FTS.B, Zero Cpn, 4/13/25 ... 374 359
7110432.SQ.FTS.B, Zero Cpn, 4/13/25 ... 431 427
7110969.SQ.FTS.B, Zero Cpn, 4/13/25 ... 1,453 889
7111089.SQ.FTS.B, Zero Cpn, 4/13/25 ... 1,119 942
7111107.SQ.FTS.B, Zero Cpn, 4/13/25 ... 1,385 1,322
7111151.SQ.FTS.B, Zero Cpn, 4/13/25 ... 3,831 1,783
7111351.SQ.FTS.B, Zero Cpn, 4/13/25 ... 1,855 1,811
7111729.SQ.FTS.B, Zero Cpn, 4/13/25 ... 3,031 1,698
7111743.SQ.FTS.B, Zero Cpn, 4/13/25 ... 4,165 3,480
7111785.SQ.FTS.B, Zero Cpn, 4/13/25 ... 3,693 3,550
7112058.SQ.FTS.B, Zero Cpn, 4/14/25 ... 618 557
7112088.SQ.FTS.B, Zero Cpn, 4/14/25 ... 5,707 3,503
7112185.SQ.FTS.B, Zero Cpn, 4/14/25 ... 20,390 11,431
7112553.SQ.FTS.B, Zero Cpn, 4/14/25 ... 742 702
7112613.SQ.FTS.B, Zero Cpn, 4/14/25 ... 5,163 4,380
7112931.SQ.FTS.B, Zero Cpn, 4/14/25 ... 1,765 1,728
7113067.SQ.FTS.B, Zero Cpn, 4/15/25 ... 838 822
7113170.SQ.FTS.B, Zero Cpn, 4/15/25 ... 851 815
7113472.SQ.FTS.B, Zero Cpn, 4/15/25 ... 1,557 1,508
7113614.SQ.FTS.B, Zero Cpn, 4/15/25 ... 1,871 1,391
7113677.SQ.FTS.B, Zero Cpn, 4/15/25 ... 55 54
7114099.SQ.FTS.B, Zero Cpn, 4/16/25 ... 1,303 1,174
7114140.SQ.FTS.B, Zero Cpn, 4/16/25 ... 4,271 4,196

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7114578.SQ.FTS.B, Zero Cpn, 4/16/25 ... $ 364 $ 348
7116002.SQ.FTS.B, Zero Cpn, 4/16/25 ... 5,080 4,950
7116213.SQ.FTS.B, Zero Cpn, 4/16/25 ... 556 345
7116282.SQ.FTS.B, Zero Cpn, 4/16/25 ... 7,205 7,113
7117161.SQ.FTS.B, Zero Cpn, 4/16/25 ... 783 774
7117683.SQ.FTS.B, Zero Cpn, 4/17/25 ... 5,322 2,390
7119037.SQ.FTS.B, Zero Cpn, 4/17/25 ... 2,071 1,819
7119240.SQ.FTS.B, Zero Cpn, 4/17/25 ... 12,161 12,010
7119610.SQ.FTS.B, Zero Cpn, 4/17/25 ... 2,962 2,711
7119643.SQ.FTS.B, Zero Cpn, 4/17/25 ... 4,397 3,957
7119833.SQ.FTS.B, Zero Cpn, 4/17/25 ... 25,745 24,969
7120315.SQ.FTS.B, Zero Cpn, 4/17/25 ... 110 107
7120669.SQ.FTS.B, Zero Cpn, 4/17/25 ... 242 238
7120695.SQ.FTS.B, Zero Cpn, 4/17/25 ... 13,067 5,466
7120866.SQ.FTS.B, Zero Cpn, 4/17/25 ... 793 732
7120882.SQ.FTS.B, Zero Cpn, 4/17/25 ... 1,165 1,128
7121744.SQ.FTS.B, Zero Cpn, 4/18/25 ... 179 178
7122142.SQ.FTS.B, Zero Cpn, 4/18/25 ... 2,968 2,876
7122271.SQ.FTS.B, Zero Cpn, 4/18/25 ... 2,692 2,537
7122792.SQ.FTS.B, Zero Cpn, 4/18/25 ... 2,777 2,693
7122860.SQ.FTS.B, Zero Cpn, 4/18/25 ... 5,072 4,945
7123029.SQ.FTS.B, Zero Cpn, 4/18/25 ... 407 401
7123071.SQ.FTS.B, Zero Cpn, 4/18/25 ... 1,227 1,127
7123398.SQ.FTS.B, Zero Cpn, 4/18/25 ... 2,523 2,135
7123459.SQ.FTS.B, Zero Cpn, 4/18/25 ... 1,448 1,435
7123655.SQ.FTS.B, Zero Cpn, 4/18/25 ... 1,476 1,429
7123746.SQ.FTS.B, Zero Cpn, 4/18/25 ... 5,424 5,248
7124156.SQ.FTS.B, Zero Cpn, 4/18/25 ... 11,462 11,226
7125736.SQ.FTS.B, Zero Cpn, 4/18/25 ... 2,738 2,672
7125880.SQ.FTS.B, Zero Cpn, 4/18/25 ... 6,052 5,137
7128743.SQ.FTS.B, Zero Cpn, 4/19/25 ... 3,362 3,292
7131499.SQ.FTS.B, Zero Cpn, 4/19/25 ... 1,318 1,303
7131834.SQ.FTS.B, Zero Cpn, 4/19/25 ... 3,813 2,766
7132043.SQ.FTS.B, Zero Cpn, 4/19/25 ... 11,699 9,606
7132787.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,032 1,991
7132979.SQ.FTS.B, Zero Cpn, 4/19/25 ... 5,249 3,428
7133289.SQ.FTS.B, Zero Cpn, 4/19/25 ... 815 804
7133609.SQ.FTS.B, Zero Cpn, 4/19/25 ... 94 93
7133655.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,207 2,170
7134488.SQ.FTS.B, Zero Cpn, 4/19/25 ... 7,611 7,461
7134924.SQ.FTS.B, Zero Cpn, 4/19/25 ... 7,071 6,958
7135169.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,754 1,734
7135288.SQ.FTS.B, Zero Cpn, 4/19/25 ... 1,061 1,050
7135332.SQ.FTS.B, Zero Cpn, 4/19/25 ... 20,929 20,391
7136141.SQ.FTS.B, Zero Cpn, 4/20/25 ... 1,433 1,321
7136267.SQ.FTS.B, Zero Cpn, 4/20/25 ... 783 764
7136338.SQ.FTS.B, Zero Cpn, 4/20/25 ... 2,984 1,863
7137155.SQ.FTS.B, Zero Cpn, 4/20/25 ... 3,693 3,529
7138440.SQ.FTS.B, Zero Cpn, 4/20/25 ... 1,039 195
7138461.SQ.FTS.B, Zero Cpn, 4/20/25 ... 3,945 3,906
7138680.SQ.FTS.B, Zero Cpn, 4/20/25 ... 1,683 1,329
7138694.SQ.FTS.B, Zero Cpn, 4/20/25 ... 12,185 7,985
7139343.SQ.FTS.B, Zero Cpn, 4/20/25 ... 146 145
7140561.SQ.FTS.B, Zero Cpn, 4/20/25 ... 6,786 6,655
7141033.SQ.FTS.B, Zero Cpn, 4/20/25 ... 3,722 3,367
7141150.SQ.FTS.B, Zero Cpn, 4/20/25 ... 3,378 2,840
7141398.SQ.FTS.B, Zero Cpn, 4/20/25 ... 3,166 2,498
7142000.SQ.FTS.B, Zero Cpn, 4/21/25 ... 659 626
Description
Principal
Amount Value
Block, Inc. (continued)
7142031.SQ.FTS.B, Zero Cpn, 4/21/25 ... $ 11,345 $ 9,691
7142578.SQ.FTS.B, Zero Cpn, 4/22/25 ... 763 652
7142613.SQ.FTS.B, Zero Cpn, 4/22/25 ... 3,722 3,651
7143017.SQ.FTS.B, Zero Cpn, 4/22/25 ... 1,384 687
7143040.SQ.FTS.B, Zero Cpn, 4/22/25 ... 8,812 8,353
7143719.SQ.FTS.B, Zero Cpn, 4/23/25 ... 2,315 2,243
7143790.SQ.FTS.B, Zero Cpn, 4/23/25 ... 2,056 2,034
7144312.SQ.FTS.B, Zero Cpn, 4/23/25 ... 1,897 1,862
7144620.SQ.FTS.B, Zero Cpn, 4/23/25 ... 5,609 5,424
7145050.SQ.FTS.B, Zero Cpn, 4/23/25 ... 1,116 1,102
7145269.SQ.FTS.B, Zero Cpn, 4/23/25 ... 3,338 3,222
7145718.SQ.FTS.B, Zero Cpn, 4/23/25 ... 1,487 825
7145816.SQ.FTS.B, Zero Cpn, 4/23/25 ... 2,354 1,114
7145917.SQ.FTS.B, Zero Cpn, 4/23/25 ... 455 450
7147190.SQ.FTS.B, Zero Cpn, 4/23/25 ... 6,796 2,676
7147385.SQ.FTS.B, Zero Cpn, 4/23/25 ... 4,108 4,007
7147845.SQ.FTS.B, Zero Cpn, 4/24/25 ... 676 667
7148098.SQ.FTS.B, Zero Cpn, 4/24/25 ... 341 211
7148154.SQ.FTS.B, Zero Cpn, 4/24/25 ... 7,428 6,689
7148349.SQ.FTS.B, Zero Cpn, 4/24/25 ... 4,425 4,366
7149008.SQ.FTS.B, Zero Cpn, 4/24/25 ... 884 827
7149288.SQ.FTS.B, Zero Cpn, 4/24/25 ... 3,459 3,401
7150056.SQ.FTS.B, Zero Cpn, 4/24/25 ... 521 494
7150100.SQ.FTS.B, Zero Cpn, 4/24/25 ... 2,782 2,747
7150443.SQ.FTS.B, Zero Cpn, 4/24/25 ... 1,216 919
7150495.SQ.FTS.B, Zero Cpn, 4/24/25 ... 487 365
7150501.SQ.FTS.B, Zero Cpn, 4/24/25 ... 714 660
7150640.SQ.FTS.B, Zero Cpn, 4/24/25 ... 1,059 1,031
7150980.SQ.FTS.B, Zero Cpn, 4/24/25 ... 11,995 11,499
7151527.SQ.FTS.B, Zero Cpn, 4/25/25 ... 4,638 4,492
7151938.SQ.FTS.B, Zero Cpn, 4/25/25 ... 1,601 1,582
7152426.SQ.FTS.B, Zero Cpn, 4/25/25 ... 18,568 9,200
7152708.SQ.FTS.B, Zero Cpn, 4/25/25 ... 2,798 2,712
7152795.SQ.FTS.B, Zero Cpn, 4/25/25 ... 391 384
7153431.SQ.FTS.B, Zero Cpn, 4/25/25 ... 24,695 23,723
7154149.SQ.FTS.B, Zero Cpn, 4/25/25 ... 839 823
7154170.SQ.FTS.B, Zero Cpn, 4/25/25 ... 6,885 6,206
7154298.SQ.FTS.B, Zero Cpn, 4/25/25 ... 3,971 3,923
7154470.SQ.FTS.B, Zero Cpn, 4/25/25 ... 689 280
7154592.SQ.FTS.B, Zero Cpn, 4/25/25 ... 4,350 3,143
7154741.SQ.FTS.B, Zero Cpn, 4/25/25 ... 923 894
7156829.SQ.FTS.B, Zero Cpn, 4/26/25 ... 12,049 8,856
7157114.SQ.FTS.B, Zero Cpn, 4/26/25 ... 1,779 1,751
7157191.SQ.FTS.B, Zero Cpn, 4/26/25 ... 1,259 1,006
7157262.SQ.FTS.B, Zero Cpn, 4/26/25 ... 14,766 14,056
7157657.SQ.FTS.B, Zero Cpn, 4/26/25 ... 4,545 4,209
7157781.SQ.FTS.B, Zero Cpn, 4/26/25 ... 16,540 16,128
7158163.SQ.FTS.B, Zero Cpn, 4/26/25 ... 5,351 5,212
7158281.SQ.FTS.B, Zero Cpn, 4/26/25 ... 4,296 4,174
7159537.SQ.FTS.B, Zero Cpn, 4/26/25 ... 5,129 3,887
7159634.SQ.FTS.B, Zero Cpn, 4/26/25 ... 19,262 16,797
7159975.SQ.FTS.B, Zero Cpn, 4/26/25 ... 2,569 2,448
7160500.SQ.FTS.B, Zero Cpn, 4/26/25 ... 1,222 1,174
7160770.SQ.FTS.B, Zero Cpn, 4/27/25 ... 2,148 2,093
7161118.SQ.FTS.B, Zero Cpn, 4/27/25 ... 2,921 2,885
7161589.SQ.FTS.B, Zero Cpn, 4/27/25 ... 8,894 8,495
7162125.SQ.FTS.B, Zero Cpn, 4/27/25 ... 3,853 3,791
7162299.SQ.FTS.B, Zero Cpn, 4/27/25 ... 9,085 8,929

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7162727.SQ.FTS.B, Zero Cpn, 4/27/25 ... $ 2,300 $ 2,201
7162819.SQ.FTS.B, Zero Cpn, 4/27/25 ... 8,356 8,005
7163172.SQ.FTS.B, Zero Cpn, 4/27/25 ... 4,487 4,437
7163428.SQ.FTS.B, Zero Cpn, 4/27/25 ... 4,915 3,026
7163540.SQ.FTS.B, Zero Cpn, 4/27/25 ... 3,197 3,166
7163843.SQ.FTS.B, Zero Cpn, 4/27/25 ... 1,256 1,247
7164004.SQ.FTS.B, Zero Cpn, 4/27/25 ... 9,823 2,887
7164056.SQ.FTS.B, Zero Cpn, 4/27/25 ... 1,235 956
7164081.SQ.FTS.B, Zero Cpn, 4/27/25 ... 1,247 1,146
7164640.SQ.FTS.B, Zero Cpn, 4/28/25 ... 1,895 1,860
7164716.SQ.FTS.B, Zero Cpn, 4/28/25 ... 5,585 5,420
7164868.SQ.FTS.B, Zero Cpn, 4/28/25 ... 877 807
7165308.SQ.FTS.B, Zero Cpn, 4/29/25 ... 10,402 9,808
7165672.SQ.FTS.B, Zero Cpn, 4/29/25 ... 598 575
7165963.SQ.FTS.B, Zero Cpn, 4/29/25 ... 742 241
7166418.SQ.FTS.B, Zero Cpn, 4/30/25 ... 2,908 2,519
7166622.SQ.FTS.B, Zero Cpn, 4/30/25 ... 474 467
7166727.SQ.FTS.B, Zero Cpn, 4/30/25 ... 4,227 3,837
7167043.SQ.FTS.B, Zero Cpn, 4/30/25 ... 6,757 6,569
7167753.SQ.FTS.B, Zero Cpn, 4/30/25 ... 4,295 4,169
7167934.SQ.FTS.B, Zero Cpn, 4/30/25 ... 1,404 1,277
7168027.SQ.FTS.B, Zero Cpn, 4/30/25 ... 1,709 1,586
7169171.SQ.FTS.B, Zero Cpn, 4/30/25 ... 23,457 22,349
7170235.SQ.FTS.B, Zero Cpn, 4/30/25 ... 1,875 1,858
7170347.SQ.FTS.B, Zero Cpn, 4/30/25 ... 756 658
7170367.SQ.FTS.B, Zero Cpn, 4/30/25 ... 1,159 768
7170382.SQ.FTS.B, Zero Cpn, 4/30/25 ... 727 592
7170606.SQ.FTS.B, Zero Cpn, 4/30/25 ... 2,691 2,618
7170716.SQ.FTS.B, Zero Cpn, 4/30/25 ... 3,522 3,015
7170816.SQ.FTS.B, Zero Cpn, 4/30/25 ... 5,045 4,958
7171279.SQ.FTS.B, Zero Cpn, 4/30/25 ... 2,294 1,755
7171331.SQ.FTS.B, Zero Cpn, 4/30/25 ... 333 329
7171392.SQ.FTS.B, Zero Cpn, 4/30/25 ... 3,805 3,640
7171851.SQ.FTS.B, Zero Cpn, 4/30/25 ... 2,729 2,386
7171919.SQ.FTS.B, Zero Cpn, 4/30/25 ... 7,232 7,112
7173176.SQ.FTS.B, Zero Cpn, 4/30/25 ... 3,100 2,820
7173420.SQ.FTS.B, Zero Cpn, 4/30/25 ... 4,098 2,477
7173500.SQ.FTS.B, Zero Cpn, 4/30/25 ... 844 804
7173564.SQ.FTS.B, Zero Cpn, 4/30/25 ... 1,631 1,608
7173894.SQ.FTS.B, Zero Cpn, 5/01/25 ... 415 411
7174416.SQ.FTS.B, Zero Cpn, 5/01/25 ... 1,948 1,175
7174615.SQ.FTS.B, Zero Cpn, 5/01/25 ... 2,929 1,022
7174674.SQ.FTS.B, Zero Cpn, 5/01/25 ... 6,577 6,447
7175634.SQ.FTS.B, Zero Cpn, 5/01/25 ... 328 321
7176198.SQ.FTS.B, Zero Cpn, 5/01/25 ... 970 924
7176280.SQ.FTS.B, Zero Cpn, 5/01/25 ... 140 140
7176517.SQ.FTS.B, Zero Cpn, 5/01/25 ... 593 583
7176536.SQ.FTS.B, Zero Cpn, 5/01/25 ... 17,981 17,639
7179257.SQ.FTS.B, Zero Cpn, 5/02/25 ... 367 282
7179281.SQ.FTS.B, Zero Cpn, 5/02/25 ... 2,799 2,751
7179383.SQ.FTS.B, Zero Cpn, 5/02/25 ... 3,040 2,825
7179446.SQ.FTS.B, Zero Cpn, 5/02/25 ... 645 631
7179478.SQ.FTS.B, Zero Cpn, 5/02/25 ... 9,228 6,878
7179635.SQ.FTS.B, Zero Cpn, 5/02/25 ... 2,593 2,477
7179892.SQ.FTS.B, Zero Cpn, 5/02/25 ... 103 102
7179998.SQ.FTS.B, Zero Cpn, 5/02/25 ... 584 578
7180069.SQ.FTS.B, Zero Cpn, 5/02/25 ... 721 485
7180093.SQ.FTS.B, Zero Cpn, 5/02/25 ... 4,871 4,773
Description
Principal
Amount Value
Block, Inc. (continued)
7180271.SQ.FTS.B, Zero Cpn, 5/02/25 ... $ 5,438 $ 5,348
7180418.SQ.FTS.B, Zero Cpn, 5/02/25 ... 13,719 8,889
7180670.SQ.FTS.B, Zero Cpn, 5/02/25 ... 1,487 946
7180801.SQ.FTS.B, Zero Cpn, 5/02/25 ... 638 618
7180815.SQ.FTS.B, Zero Cpn, 5/02/25 ... 71,844 47,456
7183242.SQ.FTS.B, Zero Cpn, 5/02/25 ... 3,476 3,318
7183400.SQ.FTS.B, Zero Cpn, 5/02/25 ... 12,581 7,209
7183615.SQ.FTS.B, Zero Cpn, 5/02/25 ... 7,792 7,487
7184141.SQ.FTS.B, Zero Cpn, 5/03/25 ... 1,235 1,220
7184201.SQ.FTS.B, Zero Cpn, 5/03/25 ... 7,724 6,691
7184507.SQ.FTS.B, Zero Cpn, 5/03/25 ... 3,236 2,412
7185225.SQ.FTS.B, Zero Cpn, 5/03/25 ... 1,732 1,700
7186420.SQ.FTS.B, Zero Cpn, 5/03/25 ... 6,312 6,207
7186907.SQ.FTS.B, Zero Cpn, 5/03/25 ... 1,993 1,962
7187091.SQ.FTS.B, Zero Cpn, 5/03/25 ... 7,554 7,435
7187451.SQ.FTS.B, Zero Cpn, 5/03/25 ... 6,742 4,103
7187557.SQ.FTS.B, Zero Cpn, 5/03/25 ... 10,149 7,274
7187702.SQ.FTS.B, Zero Cpn, 5/04/25 ... 13,344 12,558
7188296.SQ.FTS.B, Zero Cpn, 5/04/25 ... 1,141 904
7188530.SQ.FTS.B, Zero Cpn, 5/04/25 ... 2,371 2,333
7188649.SQ.FTS.B, Zero Cpn, 5/05/25 ... 1,640 1,043
7189106.SQ.FTS.B, Zero Cpn, 5/05/25 ... 1,058 715
7189133.SQ.FTS.B, Zero Cpn, 5/05/25 ... 4,976 4,892
7190059.SQ.FTS.B, Zero Cpn, 5/06/25 ... 157 143
7190099.SQ.FTS.B, Zero Cpn, 5/06/25 ... 4,650 4,604
7191779.SQ.FTS.B, Zero Cpn, 5/06/25 ... 13,234 12,125
7192107.SQ.FTS.B, Zero Cpn, 5/06/25 ... 808 791
7192209.SQ.FTS.B, Zero Cpn, 5/06/25 ... 6,844 6,671
7192495.SQ.FTS.B, Zero Cpn, 5/06/25 ... 6,093 5,627
7192584.SQ.FTS.B, Zero Cpn, 5/06/25 ... 8,442 5,971
7192768.SQ.FTS.B, Zero Cpn, 5/06/25 ... 7,417 7,231
7192996.SQ.FTS.B, Zero Cpn, 5/06/25 ... 102 100
7193514.SQ.FTS.B, Zero Cpn, 5/06/25 ... 4,378 4,297
7193868.SQ.FTS.B, Zero Cpn, 5/07/25 ... 4,800 4,467
7194253.SQ.FTS.B, Zero Cpn, 5/07/25 ... 227 196
7194324.SQ.FTS.B, Zero Cpn, 5/07/25 ... 16,993 10,975
7194913.SQ.FTS.B, Zero Cpn, 5/07/25 ... 925 419
7195117.SQ.FTS.B, Zero Cpn, 5/07/25 ... 8,162 7,993
7195432.SQ.FTS.B, Zero Cpn, 5/07/25 ... 1,989 1,959
7195543.SQ.FTS.B, Zero Cpn, 5/07/25 ... 13,109 10,119
7195903.SQ.FTS.B, Zero Cpn, 5/07/25 ... 7,085 6,958
7196284.SQ.FTS.B, Zero Cpn, 5/07/25 ... 28,637 27,780
7197003.SQ.FTS.B, Zero Cpn, 5/07/25 ... 1,791 1,421
7197047.SQ.FTS.B, Zero Cpn, 5/07/25 ... 2,443 2,263
7197174.SQ.FTS.B, Zero Cpn, 5/07/25 ... 1,047 1,018
7197219.SQ.FTS.B, Zero Cpn, 5/07/25 ... 13,127 12,561
7197871.SQ.FTS.B, Zero Cpn, 5/08/25 ... 12,957 10,797
7198067.SQ.FTS.B, Zero Cpn, 5/08/25 ... 1,092 1,077
7198412.SQ.FTS.B, Zero Cpn, 5/08/25 ... 1,979 1,935
7198501.SQ.FTS.B, Zero Cpn, 5/08/25 ... 1,064 992
7198536.SQ.FTS.B, Zero Cpn, 5/08/25 ... 1,793 1,659
7198601.SQ.FTS.B, Zero Cpn, 5/08/25 ... 672 661
7198886.SQ.FTS.B, Zero Cpn, 5/08/25 ... 4,415 4,349
7199118.SQ.FTS.B, Zero Cpn, 5/08/25 ... 1,333 1,312
7199177.SQ.FTS.B, Zero Cpn, 5/08/25 ... 1,131 1,122
7199276.SQ.FTS.B, Zero Cpn, 5/08/25 ... 32,102 24,174
7199802.SQ.FTS.B, Zero Cpn, 5/08/25 ... 1,531 1,521
7200153.SQ.FTS.B, Zero Cpn, 5/08/25 ... 16,216 5,004

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7200286.SQ.FTS.B, Zero Cpn, 5/08/25 ... $ 4,900 $ 4,716
7200458.SQ.FTS.B, Zero Cpn, 5/08/25 ... 2,088 2,061
7200668.SQ.FTS.B, Zero Cpn, 5/08/25 ... 1,887 984
7200960.SQ.FTS.B, Zero Cpn, 5/08/25 ... 372 263
7201012.SQ.FTS.B, Zero Cpn, 5/08/25 ... 4,779 4,636
7203221.SQ.FTS.B, Zero Cpn, 5/09/25 ... 3,208 3,158
7203333.SQ.FTS.B, Zero Cpn, 5/09/25 ... 7,009 6,097
7203456.SQ.FTS.B, Zero Cpn, 5/09/25 ... 2,327 2,286
7203725.SQ.FTS.B, Zero Cpn, 5/09/25 ... 1,469 1,420
7203930.SQ.FTS.B, Zero Cpn, 5/09/25 ... 5,872 5,719
7204308.SQ.FTS.B, Zero Cpn, 5/09/25 ... 733 709
7204620.SQ.FTS.B, Zero Cpn, 5/09/25 ... 2,226 2,199
7204916.SQ.FTS.B, Zero Cpn, 5/09/25 ... 2,703 1,550
7204945.SQ.FTS.B, Zero Cpn, 5/09/25 ... 1,626 1,580
7205002.SQ.FTS.B, Zero Cpn, 5/09/25 ... 75,536 49,201
7205991.SQ.FTS.B, Zero Cpn, 5/09/25 ... 6,331 5,851
7206094.SQ.FTS.B, Zero Cpn, 5/09/25 ... 14,300 13,714
7206741.SQ.FTS.B, Zero Cpn, 5/09/25 ... 2,088 2,022
7206889.SQ.FTS.B, Zero Cpn, 5/09/25 ... 4,469 4,273
7206980.SQ.FTS.B, Zero Cpn, 5/09/25 ... 13,640 7,823
7207145.SQ.FTS.B, Zero Cpn, 5/09/25 ... 2,351 2,302
7207194.SQ.FTS.B, Zero Cpn, 5/09/25 ... 262 240
7207251.SQ.FTS.B, Zero Cpn, 5/10/25 ... 12,111 11,884
7207887.SQ.FTS.B, Zero Cpn, 5/10/25 ... 13,966 13,558
7208263.SQ.FTS.B, Zero Cpn, 5/10/25 ... 606 559
7208659.SQ.FTS.B, Zero Cpn, 5/10/25 ... 4,083 4,022
7208967.SQ.FTS.B, Zero Cpn, 5/10/25 ... 1,282 1,253
7209796.SQ.FTS.B, Zero Cpn, 5/10/25 ... 54,591 43,735
7210710.SQ.FTS.B, Zero Cpn, 5/10/25 ... 1,725 1,366
7210908.SQ.FTS.B, Zero Cpn, 5/11/25 ... 2,716 2,659
7211142.SQ.FTS.B, Zero Cpn, 5/11/25 ... 552 281
7211155.SQ.FTS.B, Zero Cpn, 5/11/25 ... 2,961 2,898
7211240.SQ.FTS.B, Zero Cpn, 5/11/25 ... 2,641 2,560
7211314.SQ.FTS.B, Zero Cpn, 5/11/25 ... 558 551
7211382.SQ.FTS.B, Zero Cpn, 5/11/25 ... 1,504 1,459
7212464.SQ.FTS.B, Zero Cpn, 5/12/25 ... 834 708
7212658.SQ.FTS.B, Zero Cpn, 5/12/25 ... 478 466
7212674.SQ.FTS.B, Zero Cpn, 5/12/25 ... 1,101 1,017
7212718.SQ.FTS.B, Zero Cpn, 5/13/25 ... 1,199 660
7212919.SQ.FTS.B, Zero Cpn, 5/13/25 ... 870 711
7213115.SQ.FTS.B, Zero Cpn, 5/13/25 ... 9,838 7,673
7213905.SQ.FTS.B, Zero Cpn, 5/13/25 ... 1,768 1,731
7213955.SQ.FTS.B, Zero Cpn, 5/13/25 ... 966 269
7213988.SQ.FTS.B, Zero Cpn, 5/13/25 ... 3,276 3,184
7214235.SQ.FTS.B, Zero Cpn, 5/13/25 ... 4,124 4,076
7214825.SQ.FTS.B, Zero Cpn, 5/13/25 ... 6,212 1,116
7214936.SQ.FTS.B, Zero Cpn, 5/13/25 ... 21,333 19,602
7215695.SQ.FTS.B, Zero Cpn, 5/13/25 ... 5,338 5,247
7215928.SQ.FTS.B, Zero Cpn, 5/13/25 ... 804 772
7216634.SQ.FTS.B, Zero Cpn, 5/13/25 ... 1,800 1,775
7217153.SQ.FTS.B, Zero Cpn, 5/14/25 ... 477 417
7217837.SQ.FTS.B, Zero Cpn, 5/14/25 ... 4,296 4,101
7218214.SQ.FTS.B, Zero Cpn, 5/14/25 ... 7,705 7,621
7218522.SQ.FTS.B, Zero Cpn, 5/14/25 ... 7,097 4,923
7218588.SQ.FTS.B, Zero Cpn, 5/14/25 ... 1,591 915
7218625.SQ.FTS.B, Zero Cpn, 5/14/25 ... 16,181 15,805
7218886.SQ.FTS.B, Zero Cpn, 5/14/25 ... 1,015 994
7219097.SQ.FTS.B, Zero Cpn, 5/14/25 ... 168 167
Description
Principal
Amount Value
Block, Inc. (continued)
7219508.SQ.FTS.B, Zero Cpn, 5/14/25 ... $ 3,061 $ 2,251
7220016.SQ.FTS.B, Zero Cpn, 5/14/25 ... 3,482 2,637
7220283.SQ.FTS.B, Zero Cpn, 5/14/25 ... 3,144 3,103
7220400.SQ.FTS.B, Zero Cpn, 5/14/25 ... 2,002 1,967
7220452.SQ.FTS.B, Zero Cpn, 5/14/25 ... 120 117
7220453.SQ.FTS.B, Zero Cpn, 5/14/25 ... 6,044 5,874
7220578.SQ.FTS.B, Zero Cpn, 5/14/25 ... 2,079 1,824
7220630.SQ.FTS.B, Zero Cpn, 5/14/25 ... 292 284
7220661.SQ.FTS.B, Zero Cpn, 5/14/25 ... 4,166 4,084
7221011.SQ.FTS.B, Zero Cpn, 5/15/25 ... 9 9
7221085.SQ.FTS.B, Zero Cpn, 5/15/25 ... 9,294 9,200
7221936.SQ.FTS.B, Zero Cpn, 5/15/25 ... 864 738
7222228.SQ.FTS.B, Zero Cpn, 5/15/25 ... 3,354 3,245
7222283.SQ.FTS.B, Zero Cpn, 5/15/25 ... 671 652
7222376.SQ.FTS.B, Zero Cpn, 5/15/25 ... 3,768 3,676
7223043.SQ.FTS.B, Zero Cpn, 5/15/25 ... 1,493 1,475
7223135.SQ.FTS.B, Zero Cpn, 5/15/25 ... 3,274 2,805
7223201.SQ.FTS.B, Zero Cpn, 5/15/25 ... 13,272 13,109
7223668.SQ.FTS.B, Zero Cpn, 5/15/25 ... 916 552
7223750.SQ.FTS.B, Zero Cpn, 5/15/25 ... 614 594
7224227.SQ.FTS.B, Zero Cpn, 5/15/25 ... 5,363 5,251
7224555.SQ.FTS.B, Zero Cpn, 5/15/25 ... 1,974 1,903
7224704.SQ.FTS.B, Zero Cpn, 5/15/25 ... 5,985 5,546
7226894.SQ.FTS.B, Zero Cpn, 5/16/25 ... 1,014 1,000
7226984.SQ.FTS.B, Zero Cpn, 5/16/25 ... 1,439 1,424
7227119.SQ.FTS.B, Zero Cpn, 5/16/25 ... 2,115 2,042
7227517.SQ.FTS.B, Zero Cpn, 5/16/25 ... 1,371 1,329
7227644.SQ.FTS.B, Zero Cpn, 5/16/25 ... 6,319 6,186
7227866.SQ.FTS.B, Zero Cpn, 5/16/25 ... 2,664 1,302
7227981.SQ.FTS.B, Zero Cpn, 5/16/25 ... 1,615 442
7228039.SQ.FTS.B, Zero Cpn, 5/16/25 ... 1,866 1,844
7229541.SQ.FTS.B, Zero Cpn, 5/16/25 ... 602 596
7229548.SQ.FTS.B, Zero Cpn, 5/16/25 ... 10,774 8,711
7229686.SQ.FTS.B, Zero Cpn, 5/16/25 ... 2,836 2,762
7229762.SQ.FTS.B, Zero Cpn, 5/16/25 ... 19,870 19,378
7229979.SQ.FTS.B, Zero Cpn, 5/16/25 ... 504 491
7229991.SQ.FTS.B, Zero Cpn, 5/16/25 ... 631 597
7230203.SQ.FTS.B, Zero Cpn, 5/16/25 ... 1,798 1,741
7230219.SQ.FTS.B, Zero Cpn, 5/16/25 ... 3,188 3,163
7230310.SQ.FTS.B, Zero Cpn, 5/16/25 ... 463 455
7230369.SQ.FTS.B, Zero Cpn, 5/16/25 ... 855 832
7230415.SQ.FTS.B, Zero Cpn, 5/16/25 ... 16,035 15,459
7231465.SQ.FTS.B, Zero Cpn, 5/17/25 ... 646 641
7232120.SQ.FTS.B, Zero Cpn, 5/17/25 ... 806 795
7232195.SQ.FTS.B, Zero Cpn, 5/17/25 ... 12,112 11,739
7232691.SQ.FTS.B, Zero Cpn, 5/17/25 ... 49,432 27,308
7233417.SQ.FTS.B, Zero Cpn, 5/17/25 ... 5,045 4,941
7233554.SQ.FTS.B, Zero Cpn, 5/17/25 ... 1,858 1,826
7233660.SQ.FTS.B, Zero Cpn, 5/17/25 ... 658 402
7233689.SQ.FTS.B, Zero Cpn, 5/17/25 ... 1,262 1,102
7233732.SQ.FTS.B, Zero Cpn, 5/17/25 ... 2,831 2,784
7233812.SQ.FTS.B, Zero Cpn, 5/17/25 ... 478 353
7233827.SQ.FTS.B, Zero Cpn, 5/17/25 ... 30,282 29,782
7234711.SQ.FTS.B, Zero Cpn, 5/18/25 ... 4,701 4,638
7234879.SQ.FTS.B, Zero Cpn, 5/18/25 ... 5,497 5,278
7235031.SQ.FTS.B, Zero Cpn, 5/18/25 ... 2,411 2,373
7235126.SQ.FTS.B, Zero Cpn, 5/18/25 ... 2,925 2,884
7235467.SQ.FTS.B, Zero Cpn, 5/19/25 ... 3,803 3,429

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7235581.SQ.FTS.B, Zero Cpn, 5/19/25 ... $ 1,293 $ 1,273
7235659.SQ.FTS.B, Zero Cpn, 5/19/25 ... 6,196 5,559
7235815.SQ.FTS.B, Zero Cpn, 5/19/25 ... 1,909 1,849
7235864.SQ.FTS.B, Zero Cpn, 5/19/25 ... 1,343 1,323
7235984.SQ.FTS.B, Zero Cpn, 5/19/25 ... 1,365 1,314
7236041.SQ.FTS.B, Zero Cpn, 5/19/25 ... 8,398 8,261
7236378.SQ.FTS.B, Zero Cpn, 5/19/25 ... 344 278
7237449.SQ.FTS.B, Zero Cpn, 5/20/25 ... 3,217 3,122
7238020.SQ.FTS.B, Zero Cpn, 5/20/25 ... 3,886 3,726
7238159.SQ.FTS.B, Zero Cpn, 5/20/25 ... 1,611 878
7238194.SQ.FTS.B, Zero Cpn, 5/20/25 ... 9,771 9,460
7238562.SQ.FTS.B, Zero Cpn, 5/20/25 ... 529 527
7238977.SQ.FTS.B, Zero Cpn, 5/20/25 ... 31,412 30,411
7239879.SQ.FTS.B, Zero Cpn, 5/20/25 ... 17,804 17,058
7240314.SQ.FTS.B, Zero Cpn, 5/20/25 ... 383 371
7242122.SQ.FTS.B, Zero Cpn, 5/21/25 ... 601 295
7242372.SQ.FTS.B, Zero Cpn, 5/21/25 ... 1,567 1,487
7242439.SQ.FTS.B, Zero Cpn, 5/21/25 ... 4,346 4,268
7242752.SQ.FTS.B, Zero Cpn, 5/21/25 ... 888 549
7242801.SQ.FTS.B, Zero Cpn, 5/21/25 ... 2,427 2,319
7242896.SQ.FTS.B, Zero Cpn, 5/21/25 ... 6,552 6,357
7243023.SQ.FTS.B, Zero Cpn, 5/21/25 ... 1,000 961
7243075.SQ.FTS.B, Zero Cpn, 5/21/25 ... 1,830 1,794
7243185.SQ.FTS.B, Zero Cpn, 5/21/25 ... 11,399 10,586
7243425.SQ.FTS.B, Zero Cpn, 5/21/25 ... 3,389 3,252
7243518.SQ.FTS.B, Zero Cpn, 5/21/25 ... 1,275 1,243
7243558.SQ.FTS.B, Zero Cpn, 5/21/25 ... 487 466
7243571.SQ.FTS.B, Zero Cpn, 5/21/25 ... 4,484 4,185
7243613.SQ.FTS.B, Zero Cpn, 5/21/25 ... 922 911
7243772.SQ.FTS.B, Zero Cpn, 5/21/25 ... 1,589 1,564
7243843.SQ.FTS.B, Zero Cpn, 5/21/25 ... 2,465 2,411
7243958.SQ.FTS.B, Zero Cpn, 5/21/25 ... 16,197 14,002
7244108.SQ.FTS.B, Zero Cpn, 5/21/25 ... 1,640 1,546
7244207.SQ.FTS.B, Zero Cpn, 5/21/25 ... 9,268 8,368
7244363.SQ.FTS.B, Zero Cpn, 5/21/25 ... 2,610 2,131
7247421.SQ.FTS.B, Zero Cpn, 5/22/25 ... 2,003 1,966
7247506.SQ.FTS.B, Zero Cpn, 5/22/25 ... 2,508 2,397
7247550.SQ.FTS.B, Zero Cpn, 5/22/25 ... 11,769 11,516
7248245.SQ.FTS.B, Zero Cpn, 5/22/25 ... 3,013 2,639
7248337.SQ.FTS.B, Zero Cpn, 5/22/25 ... 7,982 4,740
7248608.SQ.FTS.B, Zero Cpn, 5/22/25 ... 1,525 1,050
7248635.SQ.FTS.B, Zero Cpn, 5/22/25 ... 4,182 3,698
7248727.SQ.FTS.B, Zero Cpn, 5/22/25 ... 20,907 18,485
7248957.SQ.FTS.B, Zero Cpn, 5/22/25 ... 5,727 5,687
7249181.SQ.FTS.B, Zero Cpn, 5/22/25 ... 4,825 4,752
7249274.SQ.FTS.B, Zero Cpn, 5/22/25 ... 3,492 3,385
7249305.SQ.FTS.B, Zero Cpn, 5/22/25 ... 1,598 1,564
7249357.SQ.FTS.B, Zero Cpn, 5/22/25 ... 4,009 3,907
7249505.SQ.FTS.B, Zero Cpn, 5/22/25 ... 4,386 2,259
7249526.SQ.FTS.B, Zero Cpn, 5/22/25 ... 1,702 1,682
7249579.SQ.FTS.B, Zero Cpn, 5/22/25 ... 11,249 6,718
7249871.SQ.FTS.B, Zero Cpn, 5/22/25 ... 3,993 2,664
7250303.SQ.FTS.B, Zero Cpn, 5/22/25 ... 2,933 2,891
7250972.SQ.FTS.B, Zero Cpn, 5/22/25 ... 1,122 1,025
7251203.SQ.FTS.B, Zero Cpn, 5/22/25 ... 1,194 1,168
7251283.SQ.FTS.B, Zero Cpn, 5/23/25 ... 4,629 4,453
7251367.SQ.FTS.B, Zero Cpn, 5/23/25 ... 6,916 6,427
7251446.SQ.FTS.B, Zero Cpn, 5/23/25 ... 8,432 8,206
Description
Principal
Amount Value
Block, Inc. (continued)
7251566.SQ.FTS.B, Zero Cpn, 5/23/25 ... $ 1,905 $ 1,865
7251597.SQ.FTS.B, Zero Cpn, 5/23/25 ... 297 225
7251601.SQ.FTS.B, Zero Cpn, 5/23/25 ... 6,222 5,600
7251651.SQ.FTS.B, Zero Cpn, 5/23/25 ... 5,566 4,163
7251706.SQ.FTS.B, Zero Cpn, 5/23/25 ... 3,484 2,895
7251773.SQ.FTS.B, Zero Cpn, 5/23/25 ... 6,625 6,340
7251847.SQ.FTS.B, Zero Cpn, 5/23/25 ... 989 948
7251857.SQ.FTS.B, Zero Cpn, 5/23/25 ... 642 637
7252026.SQ.FTS.B, Zero Cpn, 5/23/25 ... 14,491 14,116
7252735.SQ.FTS.B, Zero Cpn, 5/24/25 ... 249 241
7252796.SQ.FTS.B, Zero Cpn, 5/24/25 ... 919 895
7252869.SQ.FTS.B, Zero Cpn, 5/24/25 ... 4,836 4,639
7253125.SQ.FTS.B, Zero Cpn, 5/24/25 ... 14,144 11,933
7254008.SQ.FTS.B, Zero Cpn, 5/24/25 ... 6,996 6,753
7254541.SQ.FTS.B, Zero Cpn, 5/25/25 ... 3,516 3,288
7254611.SQ.FTS.B, Zero Cpn, 5/25/25 ... 26,652 25,920
7254898.SQ.FTS.B, Zero Cpn, 5/25/25 ... 833 819
7254907.SQ.FTS.B, Zero Cpn, 5/25/25 ... 2,840 1,891
7254930.SQ.FTS.B, Zero Cpn, 5/25/25 ... 684 669
7254942.SQ.FTS.B, Zero Cpn, 5/25/25 ... 1,411 1,373
7254996.SQ.FTS.B, Zero Cpn, 5/25/25 ... 7,579 7,283
7255130.SQ.FTS.B, Zero Cpn, 5/25/25 ... 2,621 2,542
7255268.SQ.FTS.B, Zero Cpn, 5/25/25 ... 495 414
7255280.SQ.FTS.B, Zero Cpn, 5/25/25 ... 2,104 1,004
7255379.SQ.FTS.B, Zero Cpn, 5/25/25 ... 744 715
7255455.SQ.FTS.B, Zero Cpn, 5/25/25 ... 2,937 2,883
7255510.SQ.FTS.B, Zero Cpn, 5/25/25 ... 2,454 2,399
7255628.SQ.FTS.B, Zero Cpn, 5/25/25 ... 5,939 5,825
7255712.SQ.FTS.B, Zero Cpn, 5/25/25 ... 6,498 6,362
7255795.SQ.FTS.B, Zero Cpn, 5/25/25 ... 3,479 3,378
7255984.SQ.FTS.B, Zero Cpn, 5/25/25 ... 1,634 705
7255995.SQ.FTS.B, Zero Cpn, 5/25/25 ... 1,767 555
7256171.SQ.FTS.B, Zero Cpn, 5/26/25 ... 850 791
7256258.SQ.FTS.B, Zero Cpn, 5/26/25 ... 1,668 1,644
7256287.SQ.FTS.B, Zero Cpn, 5/26/25 ... 744 489
7256298.SQ.FTS.B, Zero Cpn, 5/26/25 ... 4,421 4,169
7256472.SQ.FTS.B, Zero Cpn, 5/26/25 ... 3,692 3,524
7256517.SQ.FTS.B, Zero Cpn, 5/26/25 ... 10,007 9,301
7256621.SQ.FTS.B, Zero Cpn, 5/26/25 ... 15,412 15,084
7256805.SQ.FTS.B, Zero Cpn, 5/26/25 ... 410 406
7256851.SQ.FTS.B, Zero Cpn, 5/26/25 ... 752 738
7261105.SQ.FTS.B, Zero Cpn, 5/28/25 ... 766 697
7261122.SQ.FTS.B, Zero Cpn, 5/28/25 ... 1,907 1,872
7261180.SQ.FTS.B, Zero Cpn, 5/28/25 ... 1,063 1,051
7261221.SQ.FTS.B, Zero Cpn, 5/28/25 ... 508 489
7261469.SQ.FTS.B, Zero Cpn, 5/28/25 ... 4,512 4,415
7261563.SQ.FTS.B, Zero Cpn, 5/28/25 ... 6,343 6,176
7261800.SQ.FTS.B, Zero Cpn, 5/28/25 ... 719 670
7261827.SQ.FTS.B, Zero Cpn, 5/28/25 ... 15,339 14,249
7262165.SQ.FTS.B, Zero Cpn, 5/28/25 ... 22,604 21,924
7262587.SQ.FTS.B, Zero Cpn, 5/28/25 ... 15,646 14,592
7262777.SQ.FTS.B, Zero Cpn, 5/28/25 ... 1,577 1,538
7263082.SQ.FTS.B, Zero Cpn, 5/28/25 ... 4,021 3,911
7263122.SQ.FTS.B, Zero Cpn, 5/28/25 ... 5,980 5,765
7263363.SQ.FTS.B, Zero Cpn, 5/28/25 ... 2,264 2,178
7263379.SQ.FTS.B, Zero Cpn, 5/28/25 ... 11,288 8,636
7264350.SQ.FTS.B, Zero Cpn, 5/29/25 ... 1,397 1,375
7264473.SQ.FTS.B, Zero Cpn, 5/29/25 ... 638 626

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7264586.SQ.FTS.B, Zero Cpn, 5/29/25 ... $ 1,204 $ 1,058
7264599.SQ.FTS.B, Zero Cpn, 5/29/25 ... 139 133
7264627.SQ.FTS.B, Zero Cpn, 5/29/25 ... 537 528
7264654.SQ.FTS.B, Zero Cpn, 5/29/25 ... 15,957 14,553
7265503.SQ.FTS.B, Zero Cpn, 5/29/25 ... 1,052 923
7265512.SQ.FTS.B, Zero Cpn, 5/29/25 ... 2,140 2,097
7265686.SQ.FTS.B, Zero Cpn, 5/29/25 ... 752 713
7265763.SQ.FTS.B, Zero Cpn, 5/29/25 ... 2,704 2,620
7265824.SQ.FTS.B, Zero Cpn, 5/29/25 ... 1,711 1,683
7265852.SQ.FTS.B, Zero Cpn, 5/29/25 ... 127 125
7265858.SQ.FTS.B, Zero Cpn, 5/29/25 ... 7,894 5,770
7265959.SQ.FTS.B, Zero Cpn, 5/29/25 ... 585 578
7266031.SQ.FTS.B, Zero Cpn, 5/29/25 ... 27,780 26,610
7266451.SQ.FTS.B, Zero Cpn, 5/29/25 ... 15,511 14,784
7266769.SQ.FTS.B, Zero Cpn, 5/29/25 ... 1,388 1,356
7266801.SQ.FTS.B, Zero Cpn, 5/29/25 ... 14,953 13,202
7267074.SQ.FTS.B, Zero Cpn, 5/29/25 ... 3,823 3,290
7267243.SQ.FTS.B, Zero Cpn, 5/29/25 ... 561 522
7269934.SQ.FTS.B, Zero Cpn, 5/30/25 ... 7,226 6,006
7270073.SQ.FTS.B, Zero Cpn, 5/30/25 ... 40,264 37,518
7271678.SQ.FTS.B, Zero Cpn, 5/30/25 ... 3,915 3,851
7271826.SQ.FTS.B, Zero Cpn, 5/30/25 ... 47,800 45,791
7273042.SQ.FTS.B, Zero Cpn, 5/30/25 ... 1,873 1,806
7273080.SQ.FTS.B, Zero Cpn, 5/30/25 ... 7,712 7,380
7273316.SQ.FTS.B, Zero Cpn, 5/30/25 ... 14,525 7,414
7273451.SQ.FTS.B, Zero Cpn, 5/30/25 ... 4,482 3,796
7273512.SQ.FTS.B, Zero Cpn, 5/30/25 ... 8,948 8,784
7273775.SQ.FTS.B, Zero Cpn, 5/30/25 ... 4,302 4,234
7273927.SQ.FTS.B, Zero Cpn, 6/01/25 ... 2,945 2,909
7274153.SQ.FTS.B, Zero Cpn, 6/01/25 ... 17,403 12,913
7274499.SQ.FTS.B, Zero Cpn, 6/01/25 ... 3,217 3,163
7274826.SQ.FTS.B, Zero Cpn, 6/01/25 ... 3,049 2,710
7274922.SQ.FTS.B, Zero Cpn, 6/01/25 ... 5,235 5,117
7275094.SQ.FTS.B, Zero Cpn, 6/01/25 ... 2,625 2,576
7275252.SQ.FTS.B, Zero Cpn, 6/01/25 ... 37,655 36,690
7276219.SQ.FTS.B, Zero Cpn, 6/01/25 ... 2,361 2,331
7276376.SQ.FTS.B, Zero Cpn, 6/01/25 ... 13,113 11,369
7276626.SQ.FTS.B, Zero Cpn, 6/01/25 ... 362 326
7276627.SQ.FTS.B, Zero Cpn, 6/01/25 ... 1,395 1,379
7276670.SQ.FTS.B, Zero Cpn, 6/01/25 ... 2,163 2,100
7276733.SQ.FTS.B, Zero Cpn, 6/01/25 ... 444 424
7276776.SQ.FTS.B, Zero Cpn, 6/01/25 ... 2,045 1,938
7276836.SQ.FTS.B, Zero Cpn, 6/01/25 ... 5,007 4,814
7276980.SQ.FTS.B, Zero Cpn, 6/01/25 ... 11,678 11,283
7277292.SQ.FTS.B, Zero Cpn, 6/01/25 ... 4,240 4,120
7277395.SQ.FTS.B, Zero Cpn, 6/01/25 ... 8,288 8,169
7277477.SQ.FTS.B, Zero Cpn, 6/02/25 ... 5,327 3,333
7277572.SQ.FTS.B, Zero Cpn, 6/02/25 ... 3,038 2,956
7277620.SQ.FTS.B, Zero Cpn, 6/02/25 ... 1,954 1,730
7277669.SQ.FTS.B, Zero Cpn, 6/02/25 ... 7,942 7,651
7277834.SQ.FTS.B, Zero Cpn, 6/02/25 ... 1,184 1,156
7278072.SQ.FTS.B, Zero Cpn, 6/02/25 ... 2,637 2,577
7278180.SQ.FTS.B, Zero Cpn, 6/02/25 ... 2,264 2,099
7278375.SQ.FTS.B, Zero Cpn, 6/02/25 ... 1,610 1,580
7278599.SQ.FTS.B, Zero Cpn, 6/03/25 ... 1,478 1,359
7278646.SQ.FTS.B, Zero Cpn, 6/03/25 ... 997 776
7278796.SQ.FTS.B, Zero Cpn, 6/03/25 ... 1,452 1,417
7278984.SQ.FTS.B, Zero Cpn, 6/03/25 ... 1,820 1,379
Description
Principal
Amount Value
Block, Inc. (continued)
7279513.SQ.FTS.B, Zero Cpn, 6/03/25 ... $ 7,723 $ 7,563
7280329.SQ.FTS.B, Zero Cpn, 6/04/25 ... 82 81
7280387.SQ.FTS.B, Zero Cpn, 6/04/25 ... 17,702 17,293
7281310.SQ.FTS.B, Zero Cpn, 6/04/25 ... 3,444 3,151
7281438.SQ.FTS.B, Zero Cpn, 6/04/25 ... 2,221 2,202
7281653.SQ.FTS.B, Zero Cpn, 6/04/25 ... 2,183 2,142
7281741.SQ.FTS.B, Zero Cpn, 6/04/25 ... 4,225 4,101
7281920.SQ.FTS.B, Zero Cpn, 6/04/25 ... 1,025 675
7281953.SQ.FTS.B, Zero Cpn, 6/04/25 ... 16,189 15,950
7282433.SQ.FTS.B, Zero Cpn, 6/04/25 ... 7,892 6,982
7282654.SQ.FTS.B, Zero Cpn, 6/04/25 ... 1,936 1,893
7282799.SQ.FTS.B, Zero Cpn, 6/04/25 ... 510 501
7282838.SQ.FTS.B, Zero Cpn, 6/04/25 ... 1,530 1,404
7283003.SQ.FTS.B, Zero Cpn, 6/04/25 ... 2,165 1,339
7283031.SQ.FTS.B, Zero Cpn, 6/04/25 ... 3,070 3,036
7283171.SQ.FTS.B, Zero Cpn, 6/04/25 ... 4,261 4,103
7283556.SQ.FTS.B, Zero Cpn, 6/04/25 ... 1,698 1,552
7283768.SQ.FTS.B, Zero Cpn, 6/04/25 ... 3,364 3,305
7283902.SQ.FTS.B, Zero Cpn, 6/04/25 ... 454 445
7284080.SQ.FTS.B, Zero Cpn, 6/05/25 ... 22,145 21,823
7285035.SQ.FTS.B, Zero Cpn, 6/05/25 ... 329 307
7285051.SQ.FTS.B, Zero Cpn, 6/05/25 ... 1,607 829
7285475.SQ.FTS.B, Zero Cpn, 6/05/25 ... 15,399 14,977
7286697.SQ.FTS.B, Zero Cpn, 6/05/25 ... 30,198 28,988
7287198.SQ.FTS.B, Zero Cpn, 6/05/25 ... 6,061 5,723
7287295.SQ.FTS.B, Zero Cpn, 6/05/25 ... 7,045 6,751
7287609.SQ.FTS.B, Zero Cpn, 6/05/25 ... 9,649 9,476
7287781.SQ.FTS.B, Zero Cpn, 6/06/25 ... 1,523 1,458
7287841.SQ.FTS.B, Zero Cpn, 6/06/25 ... 456 447
7288066.SQ.FTS.B, Zero Cpn, 6/06/25 ... 672 664
7288186.SQ.FTS.B, Zero Cpn, 6/06/25 ... 1,881 1,825
7288271.SQ.FTS.B, Zero Cpn, 6/06/25 ... 8,365 7,853
7288578.SQ.FTS.B, Zero Cpn, 6/06/25 ... 2,874 2,808
7288709.SQ.FTS.B, Zero Cpn, 6/06/25 ... 8,806 8,702
7289247.SQ.FTS.B, Zero Cpn, 6/06/25 ... 954 943
7289286.SQ.FTS.B, Zero Cpn, 6/06/25 ... 4,890 4,756
7289364.SQ.FTS.B, Zero Cpn, 6/06/25 ... 4,798 3,928
7289457.SQ.FTS.B, Zero Cpn, 6/06/25 ... 4,529 4,425
7289563.SQ.FTS.B, Zero Cpn, 6/06/25 ... 391 373
7289576.SQ.FTS.B, Zero Cpn, 6/06/25 ... 1,814 1,780
7289627.SQ.FTS.B, Zero Cpn, 6/06/25 ... 1,360 1,337
7289645.SQ.FTS.B, Zero Cpn, 6/06/25 ... 10,734 10,585
7289856.SQ.FTS.B, Zero Cpn, 6/06/25 ... 3,946 3,853
7289918.SQ.FTS.B, Zero Cpn, 6/06/25 ... 1,833 1,812
7290026.SQ.FTS.B, Zero Cpn, 6/06/25 ... 12,287 5,292
7290253.SQ.FTS.B, Zero Cpn, 6/06/25 ... 242 240
7290349.SQ.FTS.B, Zero Cpn, 6/06/25 ... 5,871 5,700
7290513.SQ.FTS.B, Zero Cpn, 6/06/25 ... 906 885
7290561.SQ.FTS.B, Zero Cpn, 6/06/25 ... 28,751 26,789
7290981.SQ.FTS.B, Zero Cpn, 6/06/25 ... 1,139 1,083
7291015.SQ.FTS.B, Zero Cpn, 6/06/25 ... 1,997 1,962
7291079.SQ.FTS.B, Zero Cpn, 6/06/25 ... 207 205
7293665.SQ.FTS.B, Zero Cpn, 6/07/25 ... 2,892 2,711
7293850.SQ.FTS.B, Zero Cpn, 6/07/25 ... 3,002 2,652
7293947.SQ.FTS.B, Zero Cpn, 6/07/25 ... 9,732 9,512
7294462.SQ.FTS.B, Zero Cpn, 6/07/25 ... 253 242
7294497.SQ.FTS.B, Zero Cpn, 6/07/25 ... 1,621 1,585
7294605.SQ.FTS.B, Zero Cpn, 6/07/25 ... 6,394 6,276

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7294934.SQ.FTS.B, Zero Cpn, 6/07/25 ... $ 2,763 $ 2,674
7295082.SQ.FTS.B, Zero Cpn, 6/07/25 ... 5,057 4,848
7295255.SQ.FTS.B, Zero Cpn, 6/07/25 ... 11,717 11,075
7295581.SQ.FTS.B, Zero Cpn, 6/07/25 ... 3,250 3,155
7295721.SQ.FTS.B, Zero Cpn, 6/07/25 ... 7,716 7,592
7296051.SQ.FTS.B, Zero Cpn, 6/07/25 ... 3,636 3,340
7296102.SQ.FTS.B, Zero Cpn, 6/07/25 ... 2,965 2,913
7296180.SQ.FTS.B, Zero Cpn, 6/07/25 ... 5,155 2,059
7296248.SQ.FTS.B, Zero Cpn, 6/07/25 ... 413 401
7296255.SQ.FTS.B, Zero Cpn, 6/07/25 ... 996 947
7296387.SQ.FTS.B, Zero Cpn, 6/07/25 ... 16,603 10,116
7296706.SQ.FTS.B, Zero Cpn, 6/07/25 ... 906 862
7296734.SQ.FTS.B, Zero Cpn, 6/07/25 ... 6,056 5,660
7296850.SQ.FTS.B, Zero Cpn, 6/07/25 ... 34,295 33,204
7297503.SQ.FTS.B, Zero Cpn, 6/07/25 ... 2,963 2,902
7297748.SQ.FTS.B, Zero Cpn, 6/07/25 ... 4,547 3,686
7297882.SQ.FTS.B, Zero Cpn, 6/07/25 ... 16,763 16,296
7297967.SQ.FTS.B, Zero Cpn, 6/08/25 ... 6,575 5,828
7298128.SQ.FTS.B, Zero Cpn, 6/08/25 ... 1,746 1,714
7298217.SQ.FTS.B, Zero Cpn, 6/08/25 ... 1,378 1,345
7298379.SQ.FTS.B, Zero Cpn, 6/08/25 ... 12,189 11,189
7298884.SQ.FTS.B, Zero Cpn, 6/08/25 ... 718 698
7298946.SQ.FTS.B, Zero Cpn, 6/08/25 ... 924 888
7299120.SQ.FTS.B, Zero Cpn, 6/08/25 ... 5,106 4,055
7299193.SQ.FTS.B, Zero Cpn, 6/08/25 ... 2,671 2,596
7299245.SQ.FTS.B, Zero Cpn, 6/08/25 ... 3,706 707
7299309.SQ.FTS.B, Zero Cpn, 6/08/25 ... 11,011 9,212
7299554.SQ.FTS.B, Zero Cpn, 6/08/25 ... 956 935
7299610.SQ.FTS.B, Zero Cpn, 6/08/25 ... 1,716 1,681
7299619.SQ.FTS.B, Zero Cpn, 6/08/25 ... 4,271 3,803
7299804.SQ.FTS.B, Zero Cpn, 6/08/25 ... 43,556 42,266
7300533.SQ.FTS.B, Zero Cpn, 6/08/25 ... 4,289 4,012
7300605.SQ.FTS.B, Zero Cpn, 6/08/25 ... 2,020 1,298
7300638.SQ.FTS.B, Zero Cpn, 6/08/25 ... 11,087 9,292
7300855.SQ.FTS.B, Zero Cpn, 6/08/25 ... 1,195 941
7300878.SQ.FTS.B, Zero Cpn, 6/08/25 ... 2,055 1,529
7301564.SQ.FTS.B, Zero Cpn, 6/09/25 ... 12,678 12,400
7301783.SQ.FTS.B, Zero Cpn, 6/09/25 ... 7,293 5,126
7301900.SQ.FTS.B, Zero Cpn, 6/09/25 ... 6,833 3,720
7301997.SQ.FTS.B, Zero Cpn, 6/09/25 ... 1,257 1,228
7302029.SQ.FTS.B, Zero Cpn, 6/09/25 ... 2,970 2,831
7302186.SQ.FTS.B, Zero Cpn, 6/09/25 ... 1,118 331
7302209.SQ.FTS.B, Zero Cpn, 6/09/25 ... 4,958 4,862
7302385.SQ.FTS.B, Zero Cpn, 6/09/25 ... 3,649 2,879
7302477.SQ.FTS.B, Zero Cpn, 6/09/25 ... 11,534 11,173
7302660.SQ.FTS.B, Zero Cpn, 6/10/25 ... 1,484 797
7302700.SQ.FTS.B, Zero Cpn, 6/10/25 ... 7,732 7,525
7303400.SQ.FTS.B, Zero Cpn, 6/10/25 ... 4,260 3,366
7303517.SQ.FTS.B, Zero Cpn, 6/10/25 ... 17,114 16,620
7304704.SQ.FTS.B, Zero Cpn, 6/11/25 ... 1,781 1,690
7304890.SQ.FTS.B, Zero Cpn, 6/11/25 ... 2,307 2,241
7305010.SQ.FTS.B, Zero Cpn, 6/11/25 ... 3,092 2,001
7305144.SQ.FTS.B, Zero Cpn, 6/11/25 ... 419 411
7305225.SQ.FTS.B, Zero Cpn, 6/11/25 ... 600 585
7305246.SQ.FTS.B, Zero Cpn, 6/11/25 ... 9,043 8,748
7305517.SQ.FTS.B, Zero Cpn, 6/11/25 ... 4,804 4,689
7305792.SQ.FTS.B, Zero Cpn, 6/11/25 ... 7,644 7,542
7306112.SQ.FTS.B, Zero Cpn, 6/11/25 ... 18,331 18,018
Description
Principal
Amount Value
Block, Inc. (continued)
7306825.SQ.FTS.B, Zero Cpn, 6/11/25 ... $ 4,576 $ 4,497
7306973.SQ.FTS.B, Zero Cpn, 6/11/25 ... 6,219 6,046
7307129.SQ.FTS.B, Zero Cpn, 6/11/25 ... 44,091 39,096
7308001.SQ.FTS.B, Zero Cpn, 6/11/25 ... 416 406
7308476.SQ.FTS.B, Zero Cpn, 6/12/25 ... 3,544 3,474
7308523.SQ.FTS.B, Zero Cpn, 6/12/25 ... 4,416 4,359
7308915.SQ.FTS.B, Zero Cpn, 6/12/25 ... 6,864 6,753
7309596.SQ.FTS.B, Zero Cpn, 6/12/25 ... 8,541 7,803
7309810.SQ.FTS.B, Zero Cpn, 6/12/25 ... 19,077 15,665
7313105.SQ.FTS.B, Zero Cpn, 6/12/25 ... 7,343 7,170
7313224.SQ.FTS.B, Zero Cpn, 6/12/25 ... 3,460 2,429
7313455.SQ.FTS.B, Zero Cpn, 6/12/25 ... 7,384 6,882
7313548.SQ.FTS.B, Zero Cpn, 6/12/25 ... 28,473 22,246
7313826.SQ.FTS.B, Zero Cpn, 6/12/25 ... 2,766 2,708
7313889.SQ.FTS.B, Zero Cpn, 6/12/25 ... 991 929
7313901.SQ.FTS.B, Zero Cpn, 6/12/25 ... 5,698 5,454
7313982.SQ.FTS.B, Zero Cpn, 6/12/25 ... 5,013 4,895
7314149.SQ.FTS.B, Zero Cpn, 6/12/25 ... 6,423 6,107
7314251.SQ.FTS.B, Zero Cpn, 6/12/25 ... 1,469 1,254
7314281.SQ.FTS.B, Zero Cpn, 6/12/25 ... 6,116 5,999
7314489.SQ.FTS.B, Zero Cpn, 6/12/25 ... 2,504 2,448
7314537.SQ.FTS.B, Zero Cpn, 6/12/25 ... 448 445
7314568.SQ.FTS.B, Zero Cpn, 6/12/25 ... 5,596 3,915
7314660.SQ.FTS.B, Zero Cpn, 6/13/25 ... 19,285 18,886
7315485.SQ.FTS.B, Zero Cpn, 6/13/25 ... 891 871
7315515.SQ.FTS.B, Zero Cpn, 6/13/25 ... 324 316
7315526.SQ.FTS.B, Zero Cpn, 6/13/25 ... 654 645
7315642.SQ.FTS.B, Zero Cpn, 6/13/25 ... 1,575 1,557
7315726.SQ.FTS.B, Zero Cpn, 6/13/25 ... 9,239 9,095
7316050.SQ.FTS.B, Zero Cpn, 6/13/25 ... 1,958 1,901
7316093.SQ.FTS.B, Zero Cpn, 6/13/25 ... 259 254
7316119.SQ.FTS.B, Zero Cpn, 6/13/25 ... 6,651 6,565
7316306.SQ.FTS.B, Zero Cpn, 6/13/25 ... 1,974 1,893
7316351.SQ.FTS.B, Zero Cpn, 6/13/25 ... 660 644
7316373.SQ.FTS.B, Zero Cpn, 6/13/25 ... 5,454 5,284
7316512.SQ.FTS.B, Zero Cpn, 6/13/25 ... 7,083 6,955
7316680.SQ.FTS.B, Zero Cpn, 6/13/25 ... 2,206 2,142
7316695.SQ.FTS.B, Zero Cpn, 6/13/25 ... 1,363 1,285
7316709.SQ.FTS.B, Zero Cpn, 6/13/25 ... 2,163 2,132
7316762.SQ.FTS.B, Zero Cpn, 6/13/25 ... 6,892 6,802
7316921.SQ.FTS.B, Zero Cpn, 6/13/25 ... 1,769 1,722
7317674.SQ.FTS.B, Zero Cpn, 6/13/25 ... 4,008 3,895
7320409.SQ.FTS.B, Zero Cpn, 6/14/25 ... 263 260
7320420.SQ.FTS.B, Zero Cpn, 6/14/25 ... 5,078 4,674
7320673.SQ.FTS.B, Zero Cpn, 6/14/25 ... 779 737
7320697.SQ.FTS.B, Zero Cpn, 6/14/25 ... 3,153 3,055
7320914.SQ.FTS.B, Zero Cpn, 6/14/25 ... 1,768 1,569
7320968.SQ.FTS.B, Zero Cpn, 6/14/25 ... 9,224 7,276
7321205.SQ.FTS.B, Zero Cpn, 6/14/25 ... 463 92
7321429.SQ.FTS.B, Zero Cpn, 6/14/25 ... 496 475
7321547.SQ.FTS.B, Zero Cpn, 6/14/25 ... 2,914 2,871
7321710.SQ.FTS.B, Zero Cpn, 6/14/25 ... 1,462 1,444
7321799.SQ.FTS.B, Zero Cpn, 6/14/25 ... 3,559 3,464
7321925.SQ.FTS.B, Zero Cpn, 6/14/25 ... 4,041 3,985
7322111.SQ.FTS.B, Zero Cpn, 6/14/25 ... 3,639 3,257
7322155.SQ.FTS.B, Zero Cpn, 6/14/25 ... 3,724 3,656
7322262.SQ.FTS.B, Zero Cpn, 6/14/25 ... 29,818 24,556
7322717.SQ.FTS.B, Zero Cpn, 6/14/25 ... 4,507 4,210

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7322841.SQ.FTS.B, Zero Cpn, 6/14/25 ... $ 10,410 $ 10,068
7324137.SQ.FTS.B, Zero Cpn, 6/14/25 ... 1,256 1,180
7324281.SQ.FTS.B, Zero Cpn, 6/14/25 ... 4,264 4,144
7324384.SQ.FTS.B, Zero Cpn, 6/14/25 ... 548 435
7324392.SQ.FTS.B, Zero Cpn, 6/14/25 ... 6,680 6,410
7324502.SQ.FTS.B, Zero Cpn, 6/15/25 ... 514 504
7324551.SQ.FTS.B, Zero Cpn, 6/15/25 ... 2,663 2,584
7324725.SQ.FTS.B, Zero Cpn, 6/15/25 ... 2,316 2,284
7324812.SQ.FTS.B, Zero Cpn, 6/15/25 ... 705 451
7324820.SQ.FTS.B, Zero Cpn, 6/15/25 ... 547 517
7324843.SQ.FTS.B, Zero Cpn, 6/15/25 ... 1,419 1,137
7325167.SQ.FTS.B, Zero Cpn, 6/15/25 ... 6,978 6,668
7325445.SQ.FTS.B, Zero Cpn, 6/15/25 ... 2,759 2,661
7325583.SQ.FTS.B, Zero Cpn, 6/15/25 ... 472 463
7325664.SQ.FTS.B, Zero Cpn, 6/15/25 ... 32,741 32,216
7326549.SQ.FTS.B, Zero Cpn, 6/15/25 ... 2,718 1,568
7326597.SQ.FTS.B, Zero Cpn, 6/15/25 ... 1,383 1,331
7326679.SQ.FTS.B, Zero Cpn, 6/15/25 ... 4,199 4,104
7326835.SQ.FTS.B, Zero Cpn, 6/15/25 ... 1,194 1,174
7326850.SQ.FTS.B, Zero Cpn, 6/15/25 ... 390 353
7326872.SQ.FTS.B, Zero Cpn, 6/15/25 ... 1,406 1,338
7326882.SQ.FTS.B, Zero Cpn, 6/15/25 ... 2,051 2,027
7327192.SQ.FTS.B, Zero Cpn, 6/15/25 ... 14,768 14,427
7327611.SQ.FTS.B, Zero Cpn, 6/15/25 ... 1,929 1,853
7327641.SQ.FTS.B, Zero Cpn, 6/15/25 ... 24,490 23,330
7328067.SQ.FTS.B, Zero Cpn, 6/16/25 ... 12,902 9,376
7328306.SQ.FTS.B, Zero Cpn, 6/16/25 ... 1,406 1,380
7328416.SQ.FTS.B, Zero Cpn, 6/16/25 ... 1,243 1,222
7328457.SQ.FTS.B, Zero Cpn, 6/16/25 ... 1,953 1,918
7328581.SQ.FTS.B, Zero Cpn, 6/16/25 ... 3,859 3,807
7328717.SQ.FTS.B, Zero Cpn, 6/16/25 ... 1,065 989
7328739.SQ.FTS.B, Zero Cpn, 6/16/25 ... 1,340 1,315
7329000.SQ.FTS.B, Zero Cpn, 6/16/25 ... 1,467 1,250
7329042.SQ.FTS.B, Zero Cpn, 6/16/25 ... 2,613 2,532
7329113.SQ.FTS.B, Zero Cpn, 6/17/25 ... 10,623 10,416
7329506.SQ.FTS.B, Zero Cpn, 6/17/25 ... 4,395 3,570
7329592.SQ.FTS.B, Zero Cpn, 6/17/25 ... 3,003 2,918
7329776.SQ.FTS.B, Zero Cpn, 6/17/25 ... 422 400
7329893.SQ.FTS.B, Zero Cpn, 6/17/25 ... 4,305 4,229
7330370.SQ.FTS.B, Zero Cpn, 6/18/25 ... 2,170 1,515
7330406.SQ.FTS.B, Zero Cpn, 6/18/25 ... 7,775 7,554
7330811.SQ.FTS.B, Zero Cpn, 6/18/25 ... 3,811 2,471
7331471.SQ.FTS.B, Zero Cpn, 6/18/25 ... 8,298 8,184
7331944.SQ.FTS.B, Zero Cpn, 6/18/25 ... 5,641 5,477
7332139.SQ.FTS.B, Zero Cpn, 6/18/25 ... 1,467 1,435
7332206.SQ.FTS.B, Zero Cpn, 6/18/25 ... 8,164 7,391
7332453.SQ.FTS.B, Zero Cpn, 6/18/25 ... 6,644 6,468
7332607.SQ.FTS.B, Zero Cpn, 6/18/25 ... 5,287 4,970
7332756.SQ.FTS.B, Zero Cpn, 6/18/25 ... 3,063 3,025
7332910.SQ.FTS.B, Zero Cpn, 6/18/25 ... 1,610 1,584
7333017.SQ.FTS.B, Zero Cpn, 6/18/25 ... 2,193 2,122
7333147.SQ.FTS.B, Zero Cpn, 6/18/25 ... 2,852 2,449
7333309.SQ.FTS.B, Zero Cpn, 6/18/25 ... 9,418 9,134
7333631.SQ.FTS.B, Zero Cpn, 6/18/25 ... 3,651 3,547
7333735.SQ.FTS.B, Zero Cpn, 6/18/25 ... 3,374 2,164
7334033.SQ.FTS.B, Zero Cpn, 6/18/25 ... 345 251
7334051.SQ.FTS.B, Zero Cpn, 6/18/25 ... 537 522
7334073.SQ.FTS.B, Zero Cpn, 6/18/25 ... 4,805 4,214
Description
Principal
Amount Value
Block, Inc. (continued)
7334213.SQ.FTS.B, Zero Cpn, 6/18/25 ... $ 2,715 $ 659
7334262.SQ.FTS.B, Zero Cpn, 6/18/25 ... 5,898 3,048
7334377.SQ.FTS.B, Zero Cpn, 6/18/25 ... 4,283 4,042
7334461.SQ.FTS.B, Zero Cpn, 6/19/25 ... 629 550
7334504.SQ.FTS.B, Zero Cpn, 6/19/25 ... 3,755 3,675
7334601.SQ.FTS.B, Zero Cpn, 6/19/25 ... 7,392 7,280
7334840.SQ.FTS.B, Zero Cpn, 6/19/25 ... 861 809
7334849.SQ.FTS.B, Zero Cpn, 6/19/25 ... 5,783 5,539
7334964.SQ.FTS.B, Zero Cpn, 6/19/25 ... 14,059 13,709
7335358.SQ.FTS.B, Zero Cpn, 6/19/25 ... 368 270
7335435.SQ.FTS.B, Zero Cpn, 6/19/25 ... 5,882 5,718
7335700.SQ.FTS.B, Zero Cpn, 6/19/25 ... 21,677 14,721
7335969.SQ.FTS.B, Zero Cpn, 6/19/25 ... 3,355 3,259
7336025.SQ.FTS.B, Zero Cpn, 6/19/25 ... 29,448 28,240
7336392.SQ.FTS.B, Zero Cpn, 6/19/25 ... 1,417 1,023
7336417.SQ.FTS.B, Zero Cpn, 6/19/25 ... 4,038 3,924
7336480.SQ.FTS.B, Zero Cpn, 6/19/25 ... 2,234 2,181
7336523.SQ.FTS.B, Zero Cpn, 6/19/25 ... 21,152 20,406
7336762.SQ.FTS.B, Zero Cpn, 6/19/25 ... 8,823 8,456
7336871.SQ.FTS.B, Zero Cpn, 6/19/25 ... 4,085 3,987
7336933.SQ.FTS.B, Zero Cpn, 6/19/25 ... 1,506 1,427
7337001.SQ.FTS.B, Zero Cpn, 6/19/25 ... 10,562 7,676
7337094.SQ.FTS.B, Zero Cpn, 6/19/25 ... 1,535 1,498
7337139.SQ.FTS.B, Zero Cpn, 6/19/25 ... 12,388 11,521
7337485.SQ.FTS.B, Zero Cpn, 6/19/25 ... 6,112 6,006
7337996.SQ.FTS.B, Zero Cpn, 6/19/25 ... 3,988 3,684
7338102.SQ.FTS.B, Zero Cpn, 6/19/25 ... 1,552 1,522
7338653.SQ.FTS.B, Zero Cpn, 6/20/25 ... 762 746
7338672.SQ.FTS.B, Zero Cpn, 6/20/25 ... 1,914 1,828
7338749.SQ.FTS.B, Zero Cpn, 6/20/25 ... 3,653 3,576
7338810.SQ.FTS.B, Zero Cpn, 6/20/25 ... 4,641 3,332
7339003.SQ.FTS.B, Zero Cpn, 6/20/25 ... 562 523
7339028.SQ.FTS.B, Zero Cpn, 6/20/25 ... 1,961 1,909
7339082.SQ.FTS.B, Zero Cpn, 6/20/25 ... 5,094 5,013
7339254.SQ.FTS.B, Zero Cpn, 6/20/25 ... 5,709 5,529
7339492.SQ.FTS.B, Zero Cpn, 6/20/25 ... 6,408 6,311
7339691.SQ.FTS.B, Zero Cpn, 6/20/25 ... 3,370 2,204
7339721.SQ.FTS.B, Zero Cpn, 6/20/25 ... 6,592 6,409
7339881.SQ.FTS.B, Zero Cpn, 6/20/25 ... 6,733 6,573
7340009.SQ.FTS.B, Zero Cpn, 6/20/25 ... 4,189 4,093
7340087.SQ.FTS.B, Zero Cpn, 6/20/25 ... 3,979 3,896
7340124.SQ.FTS.B, Zero Cpn, 6/20/25 ... 6,194 4,548
7340145.SQ.FTS.B, Zero Cpn, 6/20/25 ... 20,789 20,189
7340393.SQ.FTS.B, Zero Cpn, 6/20/25 ... 1,393 1,293
7340466.SQ.FTS.B, Zero Cpn, 6/20/25 ... 6,487 2,668
7340489.SQ.FTS.B, Zero Cpn, 6/20/25 ... 38,522 33,226
7340854.SQ.FTS.B, Zero Cpn, 6/20/25 ... 2,184 2,115
7340973.SQ.FTS.B, Zero Cpn, 6/20/25 ... 1,268 978
7344580.SQ.FTS.B, Zero Cpn, 6/21/25 ... 3,134 2,173
7344615.SQ.FTS.B, Zero Cpn, 6/21/25 ... 1,628 1,554
7344629.SQ.FTS.B, Zero Cpn, 6/21/25 ... 4,378 3,820
7344686.SQ.FTS.B, Zero Cpn, 6/21/25 ... 680 598
7344741.SQ.FTS.B, Zero Cpn, 6/21/25 ... 9,996 9,811
7345056.SQ.FTS.B, Zero Cpn, 6/21/25 ... 4,492 4,344
7345151.SQ.FTS.B, Zero Cpn, 6/21/25 ... 5,032 4,913
7345399.SQ.FTS.B, Zero Cpn, 6/21/25 ... 33,138 32,720
7346272.SQ.FTS.B, Zero Cpn, 6/21/25 ... 8,153 7,167
7346362.SQ.FTS.B, Zero Cpn, 6/21/25 ... 19,395 18,787

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7346697.SQ.FTS.B, Zero Cpn, 6/21/25 ... $ 1,210 $ 1,135
7346837.SQ.FTS.B, Zero Cpn, 6/21/25 ... 7,896 7,645
7347026.SQ.FTS.B, Zero Cpn, 6/21/25 ... 3,979 3,860
7347179.SQ.FTS.B, Zero Cpn, 6/21/25 ... 3,567 3,491
7347295.SQ.FTS.B, Zero Cpn, 6/21/25 ... 26,618 22,978
7347606.SQ.FTS.B, Zero Cpn, 6/21/25 ... 2,354 2,296
7347654.SQ.FTS.B, Zero Cpn, 6/21/25 ... 3,175 3,136
7348182.SQ.FTS.B, Zero Cpn, 6/22/25 ... 11,885 9,053
7348347.SQ.FTS.B, Zero Cpn, 6/22/25 ... 3,482 3,385
7348503.SQ.FTS.B, Zero Cpn, 6/22/25 ... 10,599 10,458
7348795.SQ.FTS.B, Zero Cpn, 6/22/25 ... 5,943 5,702
7348922.SQ.FTS.B, Zero Cpn, 6/22/25 ... 57,789 51,789
7350116.SQ.FTS.B, Zero Cpn, 6/22/25 ... 10,182 6,481
7350255.SQ.FTS.B, Zero Cpn, 6/22/25 ... 1,210 1,192
7350290.SQ.FTS.B, Zero Cpn, 6/22/25 ... 1,998 1,956
7350364.SQ.FTS.B, Zero Cpn, 6/22/25 ... 4,330 2,809
7350697.SQ.FTS.B, Zero Cpn, 6/22/25 ... 5,099 3,653
7350920.SQ.FTS.B, Zero Cpn, 6/22/25 ... 3,767 3,644
7351036.SQ.FTS.B, Zero Cpn, 6/22/25 ... 2,790 1,113
7351088.SQ.FTS.B, Zero Cpn, 6/22/25 ... 4,366 3,912
7351140.SQ.FTS.B, Zero Cpn, 6/22/25 ... 2,061 1,987
7351157.SQ.FTS.B, Zero Cpn, 6/22/25 ... 1,010 918
7351184.SQ.FTS.B, Zero Cpn, 6/22/25 ... 4,446 3,625
7351274.SQ.FTS.B, Zero Cpn, 6/22/25 ... 4,391 3,987
7351341.SQ.FTS.B, Zero Cpn, 6/22/25 ... 2,960 2,840
7351399.SQ.FTS.B, Zero Cpn, 6/22/25 ... 7,436 7,236
7351564.SQ.FTS.B, Zero Cpn, 6/23/25 ... 1,983 1,894
7351708.SQ.FTS.B, Zero Cpn, 6/23/25 ... 8,169 7,291
7351791.SQ.FTS.B, Zero Cpn, 6/23/25 ... 9,609 9,199
7351905.SQ.FTS.B, Zero Cpn, 6/23/25 ... 1,199 1,136
7351915.SQ.FTS.B, Zero Cpn, 6/23/25 ... 4,423 4,198
7352037.SQ.FTS.B, Zero Cpn, 6/23/25 ... 2,328 1,254
7352111.SQ.FTS.B, Zero Cpn, 6/23/25 ... 8,449 6,880
7352296.SQ.FTS.B, Zero Cpn, 6/23/25 ... 1,343 971
7352326.SQ.FTS.B, Zero Cpn, 6/23/25 ... 4,639 4,313
7352380.SQ.FTS.B, Zero Cpn, 6/23/25 ... 13,718 11,956
7352455.SQ.FTS.B, Zero Cpn, 6/23/25 ... 673 664
7352468.SQ.FTS.B, Zero Cpn, 6/23/25 ... 1,462 1,325
7352486.SQ.FTS.B, Zero Cpn, 6/23/25 ... 1,292 1,235
7352513.SQ.FTS.B, Zero Cpn, 6/23/25 ... 5,251 5,083
7352627.SQ.FTS.B, Zero Cpn, 6/24/25 ... 1,407 1,387
7352747.SQ.FTS.B, Zero Cpn, 6/24/25 ... 838 786
7352831.SQ.FTS.B, Zero Cpn, 6/24/25 ... 89 88
7352905.SQ.FTS.B, Zero Cpn, 6/24/25 ... 8,910 8,605
7353022.SQ.FTS.B, Zero Cpn, 6/24/25 ... 7,971 7,640
7353092.SQ.FTS.B, Zero Cpn, 6/24/25 ... 7,149 6,857
7353177.SQ.FTS.B, Zero Cpn, 6/24/25 ... 1,629 1,603
7353232.SQ.FTS.B, Zero Cpn, 6/24/25 ... 168 165
7353242.SQ.FTS.B, Zero Cpn, 6/24/25 ... 468 447
7353249.SQ.FTS.B, Zero Cpn, 6/24/25 ... 7,271 7,075
7353428.SQ.FTS.B, Zero Cpn, 6/25/25 ... 6,000 5,921
7353627.SQ.FTS.B, Zero Cpn, 6/25/25 ... 47,647 25,116
7353851.SQ.FTS.B, Zero Cpn, 6/25/25 ... 7,688 7,369
7358633.SQ.FTS.B, Zero Cpn, 6/27/25 ... 6,352 6,247
7358870.SQ.FTS.B, Zero Cpn, 6/27/25 ... 1,757 1,654
7358977.SQ.FTS.B, Zero Cpn, 6/27/25 ... 9,197 9,011
7359218.SQ.FTS.B, Zero Cpn, 6/27/25 ... 6,250 6,061
7359659.SQ.FTS.B, Zero Cpn, 6/27/25 ... 13,127 12,347
Description
Principal
Amount Value
Block, Inc. (continued)
7359919.SQ.FTS.B, Zero Cpn, 6/27/25 ... $ 13,761 $ 13,482
7360088.SQ.FTS.B, Zero Cpn, 6/27/25 ... 964 873
7360099.SQ.FTS.B, Zero Cpn, 6/27/25 ... 7,732 7,487
7360160.SQ.FTS.B, Zero Cpn, 6/27/25 ... 1,431 1,395
7360177.SQ.FTS.B, Zero Cpn, 6/27/25 ... 2,788 2,702
7360202.SQ.FTS.B, Zero Cpn, 6/27/25 ... 2,579 2,497
7360259.SQ.FTS.B, Zero Cpn, 6/27/25 ... 12,016 8,908
7360349.SQ.FTS.B, Zero Cpn, 6/27/25 ... 672 667
7360393.SQ.FTS.B, Zero Cpn, 6/27/25 ... 3,813 3,623
7360443.SQ.FTS.B, Zero Cpn, 6/27/25 ... 1,140 1,080
7360447.SQ.FTS.B, Zero Cpn, 6/27/25 ... 3,473 3,321
7360513.SQ.FTS.B, Zero Cpn, 6/27/25 ... 1,859 1,794
7360537.SQ.FTS.B, Zero Cpn, 6/27/25 ... 2,400 2,123
7360663.SQ.FTS.B, Zero Cpn, 6/27/25 ... 395 388
7360676.SQ.FTS.B, Zero Cpn, 6/27/25 ... 391 381
7360776.SQ.FTS.B, Zero Cpn, 6/27/25 ... 1,205 1,158
7360784.SQ.FTS.B, Zero Cpn, 6/27/25 ... 7,716 5,153
7360842.SQ.FTS.B, Zero Cpn, 6/27/25 ... 1,362 925
7360866.SQ.FTS.B, Zero Cpn, 6/27/25 ... 12,771 12,535
7361225.SQ.FTS.B, Zero Cpn, 6/27/25 ... 1,466 1,208
7363992.SQ.FTS.B, Zero Cpn, 6/28/25 ... 68 66
7364138.SQ.FTS.B, Zero Cpn, 6/28/25 ... 39,901 36,036
7365079.SQ.FTS.B, Zero Cpn, 6/28/25 ... 11,912 11,563
7365655.SQ.FTS.B, Zero Cpn, 6/28/25 ... 4,432 4,366
7365801.SQ.FTS.B, Zero Cpn, 6/28/25 ... 3,429 3,342
7365864.SQ.FTS.B, Zero Cpn, 6/28/25 ... 1,478 1,316
7366079.SQ.FTS.B, Zero Cpn, 6/28/25 ... 4,400 4,294
7366174.SQ.FTS.B, Zero Cpn, 6/28/25 ... 3,962 3,472
7366259.SQ.FTS.B, Zero Cpn, 6/28/25 ... 3,612 3,521
7366288.SQ.FTS.B, Zero Cpn, 6/28/25 ... 2,444 2,322
7366524.SQ.FTS.B, Zero Cpn, 6/28/25 ... 2,724 2,636
7366558.SQ.FTS.B, Zero Cpn, 6/28/25 ... 4,177 4,087
7367152.SQ.FTS.B, Zero Cpn, 6/28/25 ... 1,214 1,166
7367171.SQ.FTS.B, Zero Cpn, 6/28/25 ... 872 839
7367223.SQ.FTS.B, Zero Cpn, 6/28/25 ... 5,814 5,684
7367366.SQ.FTS.B, Zero Cpn, 6/28/25 ... 9,746 6,666
7367432.SQ.FTS.B, Zero Cpn, 6/29/25 ... 16,108 7,580
7367659.SQ.FTS.B, Zero Cpn, 6/29/25 ... 763 724
7368870.SQ.FTS.B, Zero Cpn, 6/29/25 ... 4,274 4,221
7369290.SQ.FTS.B, Zero Cpn, 6/29/25 ... 3,986 3,717
7369572.SQ.FTS.B, Zero Cpn, 6/29/25 ... 28,769 23,394
7370214.SQ.FTS.B, Zero Cpn, 6/29/25 ... 2,587 2,507
7370405.SQ.FTS.B, Zero Cpn, 6/30/25 ... 3,434 3,339
7370455.SQ.FTS.B, Zero Cpn, 6/30/25 ... 817 771
7370465.SQ.FTS.B, Zero Cpn, 6/30/25 ... 5,430 5,278
7370532.SQ.FTS.B, Zero Cpn, 6/30/25 ... 6,324 6,110
7370621.SQ.FTS.B, Zero Cpn, 6/30/25 ... 1,535 1,133
7370648.SQ.FTS.B, Zero Cpn, 6/30/25 ... 2,760 2,639
7370693.SQ.FTS.B, Zero Cpn, 6/30/25 ... 139 135
7370739.SQ.FTS.B, Zero Cpn, 6/30/25 ... 4,189 2,252
7370768.SQ.FTS.B, Zero Cpn, 6/30/25 ... 8,628 8,366
7370892.SQ.FTS.B, Zero Cpn, 6/30/25 ... 504 464
7370899.SQ.FTS.B, Zero Cpn, 6/30/25 ... 2,639 2,553
7370967.SQ.FTS.B, Zero Cpn, 6/30/25 ... 6,758 6,463
7371124.SQ.FTS.B, Zero Cpn, 6/30/25 ... 1,891 1,866
7371307.SQ.FTS.B, Zero Cpn, 6/30/25 ... 3,141 3,073
7371386.SQ.FTS.B, Zero Cpn, 6/30/25 ... 3,261 2,156
7371431.SQ.FTS.B, Zero Cpn, 6/30/25 ... 1,123 1,089

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7371512.SQ.FTS.B, Zero Cpn, 6/30/25 ... $ 6,179 $ 6,005
7371890.SQ.FTS.B, Zero Cpn, 7/01/25 ... 7,767 6,983
7371988.SQ.FTS.B, Zero Cpn, 7/01/25 ... 2,103 1,983
7372044.SQ.FTS.B, Zero Cpn, 7/01/25 ... 6,554 6,385
7372182.SQ.FTS.B, Zero Cpn, 7/01/25 ... 7,328 7,162
7372332.SQ.FTS.B, Zero Cpn, 7/01/25 ... 7,567 7,042
7372423.SQ.FTS.B, Zero Cpn, 7/01/25 ... 3,235 3,153
7372484.SQ.FTS.B, Zero Cpn, 7/01/25 ... 7,943 3,134
7372822.SQ.FTS.B, Zero Cpn, 7/02/25 ... 1,981 1,469
7373292.SQ.FTS.B, Zero Cpn, 7/02/25 ... 936 902
7373513.SQ.FTS.B, Zero Cpn, 7/02/25 ... 507 418
7373530.SQ.FTS.B, Zero Cpn, 7/02/25 ... 640 620
7373647.SQ.FTS.B, Zero Cpn, 7/02/25 ... 4,923 4,783
7373755.SQ.FTS.B, Zero Cpn, 7/02/25 ... 4,056 3,828
7373846.SQ.FTS.B, Zero Cpn, 7/02/25 ... 12,029 11,313
7374146.SQ.FTS.B, Zero Cpn, 7/02/25 ... 394 387
7374247.SQ.FTS.B, Zero Cpn, 7/02/25 ... 1,617 1,517
7374262.SQ.FTS.B, Zero Cpn, 7/02/25 ... 1,298 1,283
7374339.SQ.FTS.B, Zero Cpn, 7/02/25 ... 1,571 1,490
7374542.SQ.FTS.B, Zero Cpn, 7/02/25 ... 3,956 3,834
7374583.SQ.FTS.B, Zero Cpn, 7/02/25 ... 31,214 29,392
7375025.SQ.FTS.B, Zero Cpn, 7/02/25 ... 27,434 26,502
7375657.SQ.FTS.B, Zero Cpn, 7/02/25 ... 1,085 1,015
7375784.SQ.FTS.B, Zero Cpn, 7/02/25 ... 810 762
7375791.SQ.FTS.B, Zero Cpn, 7/02/25 ... 3,462 3,428
7375947.SQ.FTS.B, Zero Cpn, 7/02/25 ... 5,816 5,525
7376000.SQ.FTS.B, Zero Cpn, 7/03/25 ... 900 534
7376026.SQ.FTS.B, Zero Cpn, 7/03/25 ... 342 337
7376042.SQ.FTS.B, Zero Cpn, 7/03/25 ... 6,979 6,816
7376143.SQ.FTS.B, Zero Cpn, 7/03/25 ... 6,719 5,702
7376296.SQ.FTS.B, Zero Cpn, 7/03/25 ... 1,257 894
7376298.SQ.FTS.B, Zero Cpn, 7/03/25 ... 13,108 12,367
7376667.SQ.FTS.B, Zero Cpn, 7/03/25 ... 12,319 10,501
7377072.SQ.FTS.B, Zero Cpn, 7/03/25 ... 51,919 49,742
7377780.SQ.FTS.B, Zero Cpn, 7/03/25 ... 25,047 21,245
7378006.SQ.FTS.B, Zero Cpn, 7/03/25 ... 883 877
7378927.SQ.FTS.B, Zero Cpn, 7/03/25 ... 5,371 5,203
7379018.SQ.FTS.B, Zero Cpn, 7/03/25 ... 12,670 12,274
7380957.SQ.FTS.B, Zero Cpn, 7/04/25 ... 3,862 3,693
7381099.SQ.FTS.B, Zero Cpn, 7/04/25 ... 4,420 4,365
7381323.SQ.FTS.B, Zero Cpn, 7/04/25 ... 12,330 8,398
7381729.SQ.FTS.B, Zero Cpn, 7/04/25 ... 4,859 4,663
7381827.SQ.FTS.B, Zero Cpn, 7/04/25 ... 4,972 4,863
7382112.SQ.FTS.B, Zero Cpn, 7/04/25 ... 9,075 3,605
7382257.SQ.FTS.B, Zero Cpn, 7/04/25 ... 3,614 3,435
7382358.SQ.FTS.B, Zero Cpn, 7/04/25 ... 6,093 4,223
7382579.SQ.FTS.B, Zero Cpn, 7/04/25 ... 1,363 1,192
7382823.SQ.FTS.B, Zero Cpn, 7/04/25 ... 35,680 33,567
7383593.SQ.FTS.B, Zero Cpn, 7/04/25 ... 3,698 3,119
7384014.SQ.FTS.B, Zero Cpn, 7/05/25 ... 2,484 2,441
7384113.SQ.FTS.B, Zero Cpn, 7/05/25 ... 19,623 19,140
7384646.SQ.FTS.B, Zero Cpn, 7/05/25 ... 1,021 554
7384661.SQ.FTS.B, Zero Cpn, 7/05/25 ... 1,049 1,007
7384679.SQ.FTS.B, Zero Cpn, 7/05/25 ... 2,515 2,414
7384742.SQ.FTS.B, Zero Cpn, 7/05/25 ... 1,474 1,433
7384786.SQ.FTS.B, Zero Cpn, 7/05/25 ... 2,232 1,730
7384948.SQ.FTS.B, Zero Cpn, 7/05/25 ... 2,265 2,221
7385063.SQ.FTS.B, Zero Cpn, 7/05/25 ... 1,632 1,552
Description
Principal
Amount Value
Block, Inc. (continued)
7385116.SQ.FTS.B, Zero Cpn, 7/05/25 ... $ 2,268 $ 2,224
7385186.SQ.FTS.B, Zero Cpn, 7/05/25 ... 15,580 10,707
7385592.SQ.FTS.B, Zero Cpn, 7/05/25 ... 2,541 1,481
7385638.SQ.FTS.B, Zero Cpn, 7/05/25 ... 4,674 4,603
7385816.SQ.FTS.B, Zero Cpn, 7/05/25 ... 1,214 756
7385838.SQ.FTS.B, Zero Cpn, 7/05/25 ... 2,524 2,505
7386109.SQ.FTS.B, Zero Cpn, 7/05/25 ... 20,446 17,195
7386401.SQ.FTS.B, Zero Cpn, 7/05/25 ... 277 274
7386423.SQ.FTS.B, Zero Cpn, 7/05/25 ... 1,456 1,132
7386480.SQ.FTS.B, Zero Cpn, 7/05/25 ... 11,750 11,414
7386731.SQ.FTS.B, Zero Cpn, 7/05/25 ... 6,887 6,425
7386885.SQ.FTS.B, Zero Cpn, 7/05/25 ... 17,185 16,917
7386943.SQ.FTS.B, Zero Cpn, 7/06/25 ... 590 574
7387006.SQ.FTS.B, Zero Cpn, 7/06/25 ... 2,115 2,070
7387035.SQ.FTS.B, Zero Cpn, 7/06/25 ... 1,647 1,593
7387065.SQ.FTS.B, Zero Cpn, 7/06/25 ... 6,439 6,298
7387182.SQ.FTS.B, Zero Cpn, 7/06/25 ... 3,227 3,141
7387245.SQ.FTS.B, Zero Cpn, 7/06/25 ... 3,554 3,403
7387300.SQ.FTS.B, Zero Cpn, 7/06/25 ... 2,740 2,698
7387379.SQ.FTS.B, Zero Cpn, 7/06/25 ... 1,452 1,394
7387416.SQ.FTS.B, Zero Cpn, 7/06/25 ... 4,733 4,607
7387519.SQ.FTS.B, Zero Cpn, 7/06/25 ... 3,469 3,137
7387563.SQ.FTS.B, Zero Cpn, 7/06/25 ... 10,308 9,962
7387746.SQ.FTS.B, Zero Cpn, 7/07/25 ... 17,497 17,059
7388123.SQ.FTS.B, Zero Cpn, 7/07/25 ... 9,135 6,395
7388224.SQ.FTS.B, Zero Cpn, 7/07/25 ... 292 280
7388297.SQ.FTS.B, Zero Cpn, 7/07/25 ... 9,464 7,915
7388629.SQ.FTS.B, Zero Cpn, 7/08/25 ... 1,580 1,531
7389058.SQ.FTS.B, Zero Cpn, 7/08/25 ... 4,334 4,125
7389359.SQ.FTS.B, Zero Cpn, 7/08/25 ... 6,588 6,475
7389600.SQ.FTS.B, Zero Cpn, 7/08/25 ... 2,235 2,146
7389685.SQ.FTS.B, Zero Cpn, 7/08/25 ... 885 485
7389852.SQ.FTS.B, Zero Cpn, 7/08/25 ... 5,048 4,960
7389956.SQ.FTS.B, Zero Cpn, 7/08/25 ... 41,650 40,477
7390605.SQ.FTS.B, Zero Cpn, 7/08/25 ... 3,740 3,686
7390708.SQ.FTS.B, Zero Cpn, 7/08/25 ... 1,620 1,603
7390835.SQ.FTS.B, Zero Cpn, 7/08/25 ... 24,078 23,362
7391456.SQ.FTS.B, Zero Cpn, 7/08/25 ... 4,548 4,361
7391600.SQ.FTS.B, Zero Cpn, 7/09/25 ... 1,142 1,110
7391680.SQ.FTS.B, Zero Cpn, 7/09/25 ... 8,365 8,201
7391956.SQ.FTS.B, Zero Cpn, 7/09/25 ... 1,348 1,321
7392040.SQ.FTS.B, Zero Cpn, 7/09/25 ... 2,596 2,454
7392177.SQ.FTS.B, Zero Cpn, 7/09/25 ... 7,776 7,591
7392490.SQ.FTS.B, Zero Cpn, 7/09/25 ... 20,771 20,342
7393709.SQ.FTS.B, Zero Cpn, 7/09/25 ... 14,854 14,250
7394095.SQ.FTS.B, Zero Cpn, 7/09/25 ... 3,899 3,768
7394153.SQ.FTS.B, Zero Cpn, 7/09/25 ... 6,487 6,320
7394263.SQ.FTS.B, Zero Cpn, 7/09/25 ... 7,560 7,386
7395845.SQ.FTS.B, Zero Cpn, 7/10/25 ... 7,502 7,388
7395982.SQ.FTS.B, Zero Cpn, 7/10/25 ... 1,658 1,614
7396059.SQ.FTS.B, Zero Cpn, 7/10/25 ... 6,588 6,229
7396125.SQ.FTS.B, Zero Cpn, 7/10/25 ... 2,879 2,783
7396410.SQ.FTS.B, Zero Cpn, 7/10/25 ... 2,841 2,754
7396500.SQ.FTS.B, Zero Cpn, 7/10/25 ... 2,592 2,527
7396669.SQ.FTS.B, Zero Cpn, 7/10/25 ... 7,324 3,746
7396710.SQ.FTS.B, Zero Cpn, 7/10/25 ... 21,521 20,541
7397061.SQ.FTS.B, Zero Cpn, 7/10/25 ... 372 361
7397069.SQ.FTS.B, Zero Cpn, 7/10/25 ... 2,156 1,829

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7397133.SQ.FTS.B, Zero Cpn, 7/10/25 ... $ 1,021 $ 1,005
7397193.SQ.FTS.B, Zero Cpn, 7/10/25 ... 4,756 4,675
7400542.SQ.FTS.B, Zero Cpn, 7/11/25 ... 16,777 16,448
7401110.SQ.FTS.B, Zero Cpn, 7/11/25 ... 560 553
7401137.SQ.FTS.B, Zero Cpn, 7/11/25 ... 17,418 16,647
7401574.SQ.FTS.B, Zero Cpn, 7/11/25 ... 2,614 2,525
7401655.SQ.FTS.B, Zero Cpn, 7/11/25 ... 235 231
7401673.SQ.FTS.B, Zero Cpn, 7/11/25 ... 1,161 1,090
7401694.SQ.FTS.B, Zero Cpn, 7/11/25 ... 6,031 5,874
7401793.SQ.FTS.B, Zero Cpn, 7/11/25 ... 399 394
7401816.SQ.FTS.B, Zero Cpn, 7/11/25 ... 1,230 1,168
7402089.SQ.FTS.B, Zero Cpn, 7/11/25 ... 4,784 4,709
7402323.SQ.FTS.B, Zero Cpn, 7/11/25 ... 1,076 1,064
7402452.SQ.FTS.B, Zero Cpn, 7/11/25 ... 955 929
7402894.SQ.FTS.B, Zero Cpn, 7/11/25 ... 31,247 26,364
7404586.SQ.FTS.B, Zero Cpn, 7/12/25 ... 702 690
7404632.SQ.FTS.B, Zero Cpn, 7/12/25 ... 5,041 3,601
7404708.SQ.FTS.B, Zero Cpn, 7/12/25 ... 8,419 8,167
7404974.SQ.FTS.B, Zero Cpn, 7/12/25 ... 19,674 19,462
7405560.SQ.FTS.B, Zero Cpn, 7/12/25 ... 5,603 5,069
7405615.SQ.FTS.B, Zero Cpn, 7/12/25 ... 11,585 10,530
7405872.SQ.FTS.B, Zero Cpn, 7/12/25 ... 10,581 10,279
7406180.SQ.FTS.B, Zero Cpn, 7/12/25 ... 1,294 1,260
7406230.SQ.FTS.B, Zero Cpn, 7/12/25 ... 1,086 448
7406239.SQ.FTS.B, Zero Cpn, 7/12/25 ... 947 903
7406253.SQ.FTS.B, Zero Cpn, 7/12/25 ... 7,177 6,762
7406395.SQ.FTS.B, Zero Cpn, 7/12/25 ... 5,665 5,389
7406488.SQ.FTS.B, Zero Cpn, 7/13/25 ... 1,344 1,265
7406518.SQ.FTS.B, Zero Cpn, 7/13/25 ... 8,849 8,595
7406599.SQ.FTS.B, Zero Cpn, 7/13/25 ... 944 926
7406607.SQ.FTS.B, Zero Cpn, 7/13/25 ... 4,780 4,635
7406681.SQ.FTS.B, Zero Cpn, 7/13/25 ... 1,749 1,648
7406700.SQ.FTS.B, Zero Cpn, 7/13/25 ... 27,971 25,929
7407047.SQ.FTS.B, Zero Cpn, 7/13/25 ... 6,425 6,278
7407161.SQ.FTS.B, Zero Cpn, 7/14/25 ... 1,936 1,882
7407193.SQ.FTS.B, Zero Cpn, 7/14/25 ... 4,687 4,584
7407418.SQ.FTS.B, Zero Cpn, 7/14/25 ... 861 831
7407439.SQ.FTS.B, Zero Cpn, 7/14/25 ... 3,515 3,358
7407483.SQ.FTS.B, Zero Cpn, 7/14/25 ... 1,488 1,435
7407499.SQ.FTS.B, Zero Cpn, 7/14/25 ... 5,467 4,963
7407572.SQ.FTS.B, Zero Cpn, 7/14/25 ... 1,442 1,377
7407638.SQ.FTS.B, Zero Cpn, 7/14/25 ... 2,218 2,160
7407678.SQ.FTS.B, Zero Cpn, 7/14/25 ... 1,595 1,250
7407699.SQ.FTS.B, Zero Cpn, 7/14/25 ... 5,091 5,005
7407910.SQ.FTS.B, Zero Cpn, 7/15/25 ... 4,535 4,336
7408016.SQ.FTS.B, Zero Cpn, 7/15/25 ... 1,987 1,931
7408104.SQ.FTS.B, Zero Cpn, 7/15/25 ... 1,701 1,673
7408141.SQ.FTS.B, Zero Cpn, 7/15/25 ... 7,670 7,556
7408339.SQ.FTS.B, Zero Cpn, 7/15/25 ... 940 929
7408357.SQ.FTS.B, Zero Cpn, 7/15/25 ... 2,412 2,347
7408406.SQ.FTS.B, Zero Cpn, 7/15/25 ... 9,929 8,975
7408531.SQ.FTS.B, Zero Cpn, 7/15/25 ... 779 756
7408748.SQ.FTS.B, Zero Cpn, 7/15/25 ... 5,511 5,409
7408949.SQ.FTS.B, Zero Cpn, 7/16/25 ... 3,380 3,280
7409000.SQ.FTS.B, Zero Cpn, 7/16/25 ... 121 119
7409039.SQ.FTS.B, Zero Cpn, 7/16/25 ... 1,144 1,121
7409131.SQ.FTS.B, Zero Cpn, 7/16/25 ... 2,222 2,174
7409266.SQ.FTS.B, Zero Cpn, 7/16/25 ... 4,121 2,926
Description
Principal
Amount Value
Block, Inc. (continued)
7409374.SQ.FTS.B, Zero Cpn, 7/16/25 ... $ 559 $ 552
7409564.SQ.FTS.B, Zero Cpn, 7/16/25 ... 6,387 5,484
7409720.SQ.FTS.B, Zero Cpn, 7/16/25 ... 1,785 1,749
7409775.SQ.FTS.B, Zero Cpn, 7/16/25 ... 1,199 446
7409794.SQ.FTS.B, Zero Cpn, 7/16/25 ... 2,269 1,781
7409849.SQ.FTS.B, Zero Cpn, 7/16/25 ... 1,488 1,436
7409929.SQ.FTS.B, Zero Cpn, 7/16/25 ... 4,608 4,498
7410041.SQ.FTS.B, Zero Cpn, 7/16/25 ... 4,137 4,012
7410200.SQ.FTS.B, Zero Cpn, 7/16/25 ... 25,540 25,107
7410540.SQ.FTS.B, Zero Cpn, 7/16/25 ... 6,687 6,402
7410638.SQ.FTS.B, Zero Cpn, 7/16/25 ... 2,177 2,147
7410704.SQ.FTS.B, Zero Cpn, 7/16/25 ... 2,792 2,637
7410796.SQ.FTS.B, Zero Cpn, 7/16/25 ... 1,158 985
7410810.SQ.FTS.B, Zero Cpn, 7/16/25 ... 2,639 2,077
7410871.SQ.FTS.B, Zero Cpn, 7/16/25 ... 670 521
7411162.SQ.FTS.B, Zero Cpn, 7/16/25 ... 34,389 24,646
7411720.SQ.FTS.B, Zero Cpn, 7/17/25 ... 14,892 9,458
7411909.SQ.FTS.B, Zero Cpn, 7/17/25 ... 1,133 1,089
7411944.SQ.FTS.B, Zero Cpn, 7/17/25 ... 8,840 6,156
7412170.SQ.FTS.B, Zero Cpn, 7/17/25 ... 10,387 7,906
7412396.SQ.FTS.B, Zero Cpn, 7/17/25 ... 1,852 1,726
7412520.SQ.FTS.B, Zero Cpn, 7/17/25 ... 3,440 3,293
7413044.SQ.FTS.B, Zero Cpn, 7/17/25 ... 1,173 1,143
7413131.SQ.FTS.B, Zero Cpn, 7/17/25 ... 1,627 1,602
7413167.SQ.FTS.B, Zero Cpn, 7/17/25 ... 11,491 11,144
7413326.SQ.FTS.B, Zero Cpn, 7/17/25 ... 9,932 9,695
7413616.SQ.FTS.B, Zero Cpn, 7/17/25 ... 6,934 6,821
7413764.SQ.FTS.B, Zero Cpn, 7/17/25 ... 5,717 5,440
7413904.SQ.FTS.B, Zero Cpn, 7/17/25 ... 71 70
7413957.SQ.FTS.B, Zero Cpn, 7/17/25 ... 1,653 1,567
7413977.SQ.FTS.B, Zero Cpn, 7/17/25 ... 8,317 8,137
7414199.SQ.FTS.B, Zero Cpn, 7/17/25 ... 627 591
7414210.SQ.FTS.B, Zero Cpn, 7/17/25 ... 1,809 1,646
7414231.SQ.FTS.B, Zero Cpn, 7/17/25 ... 1,877 1,856
7414329.SQ.FTS.B, Zero Cpn, 7/17/25 ... 400 383
7414346.SQ.FTS.B, Zero Cpn, 7/17/25 ... 3,275 3,182
7414417.SQ.FTS.B, Zero Cpn, 7/17/25 ... 114 112
7416129.SQ.FTS.B, Zero Cpn, 7/18/25 ... 4,049 3,954
7416221.SQ.FTS.B, Zero Cpn, 7/18/25 ... 70,427 64,009
7417784.SQ.FTS.B, Zero Cpn, 7/18/25 ... 6,597 6,490
7417937.SQ.FTS.B, Zero Cpn, 7/18/25 ... 25,107 23,960
7418287.SQ.FTS.B, Zero Cpn, 7/18/25 ... 34,847 33,668
7418984.SQ.FTS.B, Zero Cpn, 7/18/25 ... 38,114 33,939
7419256.SQ.FTS.B, Zero Cpn, 7/19/25 ... 1,792 1,740
7419360.SQ.FTS.B, Zero Cpn, 7/19/25 ... 1,027 738
7419373.SQ.FTS.B, Zero Cpn, 7/19/25 ... 249 247
7419393.SQ.FTS.B, Zero Cpn, 7/19/25 ... 3,905 3,833
7419583.SQ.FTS.B, Zero Cpn, 7/19/25 ... 4,757 4,622
7419718.SQ.FTS.B, Zero Cpn, 7/19/25 ... 7,969 7,639
7420229.SQ.FTS.B, Zero Cpn, 7/19/25 ... 4,087 3,990
7420467.SQ.FTS.B, Zero Cpn, 7/19/25 ... 49,590 47,452
7421544.SQ.FTS.B, Zero Cpn, 7/19/25 ... 2,424 2,352
7421614.SQ.FTS.B, Zero Cpn, 7/19/25 ... 4,799 4,482
7421727.SQ.FTS.B, Zero Cpn, 7/19/25 ... 3,551 3,324
7421798.SQ.FTS.B, Zero Cpn, 7/19/25 ... 2,736 2,661
7421854.SQ.FTS.B, Zero Cpn, 7/19/25 ... 7,959 7,521
7421975.SQ.FTS.B, Zero Cpn, 7/19/25 ... 1,619 832
7421989.SQ.FTS.B, Zero Cpn, 7/19/25 ... 1,308 704

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7422220.SQ.FTS.B, Zero Cpn, 7/19/25 ... $ 3,452 $ 3,393
7422360.SQ.FTS.B, Zero Cpn, 7/19/25 ... 781 741
7422451.SQ.FTS.B, Zero Cpn, 7/20/25 ... 746 740
7422581.SQ.FTS.B, Zero Cpn, 7/20/25 ... 5,633 5,534
7422700.SQ.FTS.B, Zero Cpn, 7/20/25 ... 478 451
7422707.SQ.FTS.B, Zero Cpn, 7/20/25 ... 4,358 4,186
7422768.SQ.FTS.B, Zero Cpn, 7/20/25 ... 1,255 1,224
7422806.SQ.FTS.B, Zero Cpn, 7/20/25 ... 10,522 10,035
7422969.SQ.FTS.B, Zero Cpn, 7/20/25 ... 7,714 7,347
7423364.SQ.FTS.B, Zero Cpn, 7/21/25 ... 5,514 4,344
7423404.SQ.FTS.B, Zero Cpn, 7/21/25 ... 4,921 4,763
7423460.SQ.FTS.B, Zero Cpn, 7/21/25 ... 313 309
7423482.SQ.FTS.B, Zero Cpn, 7/21/25 ... 12,262 8,524
7423629.SQ.FTS.B, Zero Cpn, 7/21/25 ... 2,774 2,243
7423655.SQ.FTS.B, Zero Cpn, 7/21/25 ... 2,296 2,229
7423707.SQ.FTS.B, Zero Cpn, 7/21/25 ... 17,260 16,396
7424445.SQ.FTS.B, Zero Cpn, 7/22/25 ... 7,040 6,847
7424768.SQ.FTS.B, Zero Cpn, 7/22/25 ... 1,182 1,147
7425388.SQ.FTS.B, Zero Cpn, 7/22/25 ... 17,508 17,006
7425708.SQ.FTS.B, Zero Cpn, 7/22/25 ... 3,938 3,677
7425766.SQ.FTS.B, Zero Cpn, 7/22/25 ... 8,562 5,914
7425843.SQ.FTS.B, Zero Cpn, 7/22/25 ... 3,995 2,579
7425885.SQ.FTS.B, Zero Cpn, 7/22/25 ... 1,205 1,110
7425900.SQ.FTS.B, Zero Cpn, 7/22/25 ... 15,236 14,603
7426260.SQ.FTS.B, Zero Cpn, 7/22/25 ... 2,661 2,600
7426320.SQ.FTS.B, Zero Cpn, 7/22/25 ... 40,590 39,089
7427089.SQ.FTS.B, Zero Cpn, 7/22/25 ... 5,212 4,799
7427185.SQ.FTS.B, Zero Cpn, 7/22/25 ... 9,743 9,572
7427334.SQ.FTS.B, Zero Cpn, 7/23/25 ... 18,412 17,869
7427774.SQ.FTS.B, Zero Cpn, 7/23/25 ... 5,141 4,856
7427879.SQ.FTS.B, Zero Cpn, 7/23/25 ... 1,990 1,903
7427961.SQ.FTS.B, Zero Cpn, 7/23/25 ... 13,495 13,313
7428806.SQ.FTS.B, Zero Cpn, 7/23/25 ... 1,172 1,148
7428868.SQ.FTS.B, Zero Cpn, 7/23/25 ... 3,303 3,232
7429021.SQ.FTS.B, Zero Cpn, 7/23/25 ... 15,602 15,062
7429319.SQ.FTS.B, Zero Cpn, 7/23/25 ... 9,184 7,757
7429417.SQ.FTS.B, Zero Cpn, 7/23/25 ... 766 753
7429509.SQ.FTS.B, Zero Cpn, 7/23/25 ... 1,076 1,044
7429522.SQ.FTS.B, Zero Cpn, 7/23/25 ... 2,104 1,997
7429562.SQ.FTS.B, Zero Cpn, 7/23/25 ... 3,362 3,262
7429619.SQ.FTS.B, Zero Cpn, 7/23/25 ... 2,326 2,226
7429812.SQ.FTS.B, Zero Cpn, 7/23/25 ... 2,899 2,765
7429886.SQ.FTS.B, Zero Cpn, 7/23/25 ... 5,271 5,099
7429965.SQ.FTS.B, Zero Cpn, 7/23/25 ... 4,104 3,984
7430038.SQ.FTS.B, Zero Cpn, 7/23/25 ... 1,373 1,324
7430073.SQ.FTS.B, Zero Cpn, 7/23/25 ... 43,896 42,088
7430513.SQ.FTS.B, Zero Cpn, 7/24/25 ... 6,113 5,904
7430668.SQ.FTS.B, Zero Cpn, 7/24/25 ... 5,769 5,312
7430745.SQ.FTS.B, Zero Cpn, 7/24/25 ... 4,619 4,494
7430864.SQ.FTS.B, Zero Cpn, 7/24/25 ... 6,931 5,560
7430975.SQ.FTS.B, Zero Cpn, 7/24/25 ... 1,708 1,671
7431118.SQ.FTS.B, Zero Cpn, 7/24/25 ... 10,316 10,132
7431688.SQ.FTS.B, Zero Cpn, 7/24/25 ... 17,701 17,176
7432009.SQ.FTS.B, Zero Cpn, 7/24/25 ... 15,216 14,476
7432390.SQ.FTS.B, Zero Cpn, 7/24/25 ... 1,665 1,601
7432439.SQ.FTS.B, Zero Cpn, 7/24/25 ... 636 628
7432484.SQ.FTS.B, Zero Cpn, 7/24/25 ... 1,343 1,251
7432560.SQ.FTS.B, Zero Cpn, 7/24/25 ... 1,248 1,206
Description
Principal
Amount Value
Block, Inc. (continued)
7432610.SQ.FTS.B, Zero Cpn, 7/24/25 ... $ 6,322 $ 5,914
7432673.SQ.FTS.B, Zero Cpn, 7/24/25 ... 6,143 5,928
7432770.SQ.FTS.B, Zero Cpn, 7/24/25 ... 24,309 23,697
7435622.SQ.FTS.B, Zero Cpn, 7/25/25 ... 4,978 4,828
7435817.SQ.FTS.B, Zero Cpn, 7/25/25 ... 2,191 2,072
7435861.SQ.FTS.B, Zero Cpn, 7/25/25 ... 756 731
7435900.SQ.FTS.B, Zero Cpn, 7/25/25 ... 2,015 1,973
7436032.SQ.FTS.B, Zero Cpn, 7/25/25 ... 10,786 10,474
7436625.SQ.FTS.B, Zero Cpn, 7/25/25 ... 3,862 3,748
7436778.SQ.FTS.B, Zero Cpn, 7/25/25 ... 10,092 9,756
7437154.SQ.FTS.B, Zero Cpn, 7/25/25 ... 5,022 4,859
7437520.SQ.FTS.B, Zero Cpn, 7/25/25 ... 934 917
7437806.SQ.FTS.B, Zero Cpn, 7/25/25 ... 36,742 36,039
7438907.SQ.FTS.B, Zero Cpn, 7/26/25 ... 11,653 11,085
7439471.SQ.FTS.B, Zero Cpn, 7/26/25 ... 23,367 21,487
7440288.SQ.FTS.B, Zero Cpn, 7/26/25 ... 18,764 18,520
7440846.SQ.FTS.B, Zero Cpn, 7/26/25 ... 1,637 1,603
7440876.SQ.FTS.B, Zero Cpn, 7/26/25 ... 484 474
7440932.SQ.FTS.B, Zero Cpn, 7/26/25 ... 1,832 1,810
7440981.SQ.FTS.B, Zero Cpn, 7/26/25 ... 3,553 3,468
7441069.SQ.FTS.B, Zero Cpn, 7/26/25 ... 9,742 9,535
7441497.SQ.FTS.B, Zero Cpn, 7/26/25 ... 3,012 2,922
7441618.SQ.FTS.B, Zero Cpn, 7/26/25 ... 1,157 457
7441641.SQ.FTS.B, Zero Cpn, 7/26/25 ... 1,734 1,691
7441666.SQ.FTS.B, Zero Cpn, 7/26/25 ... 22,719 17,757
7441991.SQ.FTS.B, Zero Cpn, 7/26/25 ... 7,108 6,858
7442099.SQ.FTS.B, Zero Cpn, 7/27/25 ... 4,011 3,815
7442145.SQ.FTS.B, Zero Cpn, 7/27/25 ... 1,009 988
7442173.SQ.FTS.B, Zero Cpn, 7/27/25 ... 5,518 5,237
7442213.SQ.FTS.B, Zero Cpn, 7/27/25 ... 7,717 7,233
7442322.SQ.FTS.B, Zero Cpn, 7/27/25 ... 5,130 5,043
7442438.SQ.FTS.B, Zero Cpn, 7/27/25 ... 1,686 1,656
7442471.SQ.FTS.B, Zero Cpn, 7/27/25 ... 2,960 2,822
7442536.SQ.FTS.B, Zero Cpn, 7/27/25 ... 2,523 1,856
7442556.SQ.FTS.B, Zero Cpn, 7/27/25 ... 4,864 4,781
7442665.SQ.FTS.B, Zero Cpn, 7/27/25 ... 6,170 6,026
7442943.SQ.FTS.B, Zero Cpn, 7/28/25 ... 1,096 1,080
7442975.SQ.FTS.B, Zero Cpn, 7/28/25 ... 1,775 1,551
7442997.SQ.FTS.B, Zero Cpn, 7/28/25 ... 2,269 2,214
7443028.SQ.FTS.B, Zero Cpn, 7/28/25 ... 7,917 7,674
7443134.SQ.FTS.B, Zero Cpn, 7/28/25 ... 6,667 6,450
7443230.SQ.FTS.B, Zero Cpn, 7/28/25 ... 4,166 4,059
7443312.SQ.FTS.B, Zero Cpn, 7/28/25 ... 1,377 1,357
7443364.SQ.FTS.B, Zero Cpn, 7/28/25 ... 3,531 3,455
7443404.SQ.FTS.B, Zero Cpn, 7/28/25 ... 660 635
7443423.SQ.FTS.B, Zero Cpn, 7/28/25 ... 5,193 4,965
7443490.SQ.FTS.B, Zero Cpn, 7/28/25 ... 2,447 2,316
7443527.SQ.FTS.B, Zero Cpn, 7/28/25 ... 6,375 5,973
7444100.SQ.FTS.B, Zero Cpn, 7/29/25 ... 9,063 8,780
7444631.SQ.FTS.B, Zero Cpn, 7/29/25 ... 1,508 1,492
7444795.SQ.FTS.B, Zero Cpn, 7/29/25 ... 809 783
7445353.SQ.FTS.B, Zero Cpn, 7/29/25 ... 3,239 3,170
7445541.SQ.FTS.B, Zero Cpn, 7/29/25 ... 19,677 18,625
7445919.SQ.FTS.B, Zero Cpn, 7/29/25 ... 31,338 30,551
7446381.SQ.FTS.B, Zero Cpn, 7/29/25 ... 24,973 24,461
7446943.SQ.FTS.B, Zero Cpn, 7/29/25 ... 1,856 1,818
7447042.SQ.FTS.B, Zero Cpn, 7/29/25 ... 4,808 4,728
7447146.SQ.FTS.B, Zero Cpn, 7/29/25 ... 5,970 5,750

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7447347.SQ.FTS.B, Zero Cpn, 7/29/25 ... $ 9,473 $ 8,743
7447478.SQ.FTS.B, Zero Cpn, 7/29/25 ... 250 246
7447534.SQ.FTS.B, Zero Cpn, 7/29/25 ... 21,926 21,414
7447729.SQ.FTS.B, Zero Cpn, 7/30/25 ... 4,333 4,141
7447812.SQ.FTS.B, Zero Cpn, 7/30/25 ... 1,817 1,787
7447921.SQ.FTS.B, Zero Cpn, 7/30/25 ... 9,641 7,671
7448086.SQ.FTS.B, Zero Cpn, 7/30/25 ... 7,645 6,953
7448488.SQ.FTS.B, Zero Cpn, 7/30/25 ... 1,239 1,118
7448521.SQ.FTS.B, Zero Cpn, 7/30/25 ... 1,202 1,172
7448578.SQ.FTS.B, Zero Cpn, 7/30/25 ... 1,238 1,199
7448609.SQ.FTS.B, Zero Cpn, 7/30/25 ... 758 715
7448744.SQ.FTS.B, Zero Cpn, 7/30/25 ... 360 357
7448821.SQ.FTS.B, Zero Cpn, 7/30/25 ... 11,522 11,233
7449234.SQ.FTS.B, Zero Cpn, 7/30/25 ... 5,041 4,862
7449300.SQ.FTS.B, Zero Cpn, 7/30/25 ... 3,577 3,464
7449355.SQ.FTS.B, Zero Cpn, 7/30/25 ... 3,079 2,485
7449410.SQ.FTS.B, Zero Cpn, 7/30/25 ... 16,187 15,784
7449648.SQ.FTS.B, Zero Cpn, 7/30/25 ... 9,151 9,014
7449881.SQ.FTS.B, Zero Cpn, 7/30/25 ... 30,124 28,472
7450359.SQ.FTS.B, Zero Cpn, 7/30/25 ... 2,381 2,262
7450427.SQ.FTS.B, Zero Cpn, 7/30/25 ... 12,815 12,172
7451103.SQ.FTS.B, Zero Cpn, 7/31/25 ... 5,911 5,851
7451686.SQ.FTS.B, Zero Cpn, 7/31/25 ... 867 790
7451728.SQ.FTS.B, Zero Cpn, 7/31/25 ... 3,791 1,543
7451810.SQ.FTS.B, Zero Cpn, 7/31/25 ... 1,289 1,222
7452111.SQ.FTS.B, Zero Cpn, 7/31/25 ... 2,407 1,947
7452194.SQ.FTS.B, Zero Cpn, 7/31/25 ... 6,931 6,650
7452358.SQ.FTS.B, Zero Cpn, 7/31/25 ... 2,569 2,326
7452413.SQ.FTS.B, Zero Cpn, 7/31/25 ... 497 486
7452446.SQ.FTS.B, Zero Cpn, 7/31/25 ... 2,583 2,496
7452497.SQ.FTS.B, Zero Cpn, 7/31/25 ... 3,981 3,872
7452666.SQ.FTS.B, Zero Cpn, 7/31/25 ... 32,364 30,489
7452985.SQ.FTS.B, Zero Cpn, 7/31/25 ... 8,807 7,210
7453058.SQ.FTS.B, Zero Cpn, 7/31/25 ... 1,510 1,457
7453119.SQ.FTS.B, Zero Cpn, 7/31/25 ... 3,324 3,258
7453214.SQ.FTS.B, Zero Cpn, 7/31/25 ... 2,125 2,035
7453260.SQ.FTS.B, Zero Cpn, 7/31/25 ... 18,742 18,292
7453906.SQ.FTS.B, Zero Cpn, 7/31/25 ... 1,074 1,055
7453949.SQ.FTS.B, Zero Cpn, 7/31/25 ... 1,048 994
7453994.SQ.FTS.B, Zero Cpn, 7/31/25 ... 2,955 2,873
7454068.SQ.FTS.B, Zero Cpn, 7/31/25 ... 9,999 9,793
7456236.SQ.FTS.B, Zero Cpn, 8/01/25 ... 155 153
7456295.SQ.FTS.B, Zero Cpn, 8/01/25 ... 1,056 1,029
7456319.SQ.FTS.B, Zero Cpn, 8/01/25 ... 4,568 3,513
7456418.SQ.FTS.B, Zero Cpn, 8/01/25 ... 1,664 1,623
7456543.SQ.FTS.B, Zero Cpn, 8/01/25 ... 4,582 3,603
7456601.SQ.FTS.B, Zero Cpn, 8/01/25 ... 14,441 14,001
7457060.SQ.FTS.B, Zero Cpn, 8/01/25 ... 772 747
7457119.SQ.FTS.B, Zero Cpn, 8/01/25 ... 7,507 7,306
7457529.SQ.FTS.B, Zero Cpn, 8/01/25 ... 1,028 1,023
7457783.SQ.FTS.B, Zero Cpn, 8/01/25 ... 16,856 16,358
7458154.SQ.FTS.B, Zero Cpn, 8/01/25 ... 8,210 8,073
7458327.SQ.FTS.B, Zero Cpn, 8/01/25 ... 2,094 2,026
7458358.SQ.FTS.B, Zero Cpn, 8/01/25 ... 1,341 1,324
7458461.SQ.FTS.B, Zero Cpn, 8/01/25 ... 5,974 5,701
7459073.SQ.FTS.B, Zero Cpn, 8/01/25 ... 2,534 2,466
7459112.SQ.FTS.B, Zero Cpn, 8/01/25 ... 18,312 17,563
7459633.SQ.FTS.B, Zero Cpn, 8/01/25 ... 1,151 1,139
Description
Principal
Amount Value
Block, Inc. (continued)
7459778.SQ.FTS.B, Zero Cpn, 8/01/25 ... $ 19,030 $ 18,344
7459979.SQ.FTS.B, Zero Cpn, 8/02/25 ... 683 672
7460041.SQ.FTS.B, Zero Cpn, 8/02/25 ... 955 939
7460118.SQ.FTS.B, Zero Cpn, 8/02/25 ... 4,183 4,082
7460306.SQ.FTS.B, Zero Cpn, 8/02/25 ... 1,693 1,185
7460361.SQ.FTS.B, Zero Cpn, 8/02/25 ... 654 649
7460506.SQ.FTS.B, Zero Cpn, 8/02/25 ... 1,647 942
7460579.SQ.FTS.B, Zero Cpn, 8/02/25 ... 11,920 11,620
7461132.SQ.FTS.B, Zero Cpn, 8/02/25 ... 1,128 1,071
7461205.SQ.FTS.B, Zero Cpn, 8/02/25 ... 335 330
7461229.SQ.FTS.B, Zero Cpn, 8/02/25 ... 4,228 3,747
7461294.SQ.FTS.B, Zero Cpn, 8/02/25 ... 3,960 3,857
7461473.SQ.FTS.B, Zero Cpn, 8/02/25 ... 3,394 3,346
7461534.SQ.FTS.B, Zero Cpn, 8/02/25 ... 15,641 14,829
7461655.SQ.FTS.B, Zero Cpn, 8/02/25 ... 4,135 4,059
7461698.SQ.FTS.B, Zero Cpn, 8/02/25 ... 892 844
7461830.SQ.FTS.B, Zero Cpn, 8/02/25 ... 5,915 5,666
7461935.SQ.FTS.B, Zero Cpn, 8/02/25 ... 4,747 4,324
7461995.SQ.FTS.B, Zero Cpn, 8/02/25 ... 11,340 11,038
7462219.SQ.FTS.B, Zero Cpn, 8/02/25 ... 38,426 35,904
7462737.SQ.FTS.B, Zero Cpn, 8/03/25 ... 9,284 8,898
7462876.SQ.FTS.B, Zero Cpn, 8/03/25 ... 1,240 1,219
7462893.SQ.FTS.B, Zero Cpn, 8/03/25 ... 2,956 2,884
7462931.SQ.FTS.B, Zero Cpn, 8/03/25 ... 3,400 3,325
7462989.SQ.FTS.B, Zero Cpn, 8/03/25 ... 6,306 6,018
7463075.SQ.FTS.B, Zero Cpn, 8/03/25 ... 1,954 1,933
7463299.SQ.FTS.B, Zero Cpn, 8/03/25 ... 1,450 1,417
7463328.SQ.FTS.B, Zero Cpn, 8/03/25 ... 1,713 1,674
7463358.SQ.FTS.B, Zero Cpn, 8/03/25 ... 699 605
7463365.SQ.FTS.B, Zero Cpn, 8/03/25 ... 1,562 1,501
7463465.SQ.FTS.B, Zero Cpn, 8/03/25 ... 9,554 6,379
7463571.SQ.FTS.B, Zero Cpn, 8/03/25 ... 1,442 1,391
7463593.SQ.FTS.B, Zero Cpn, 8/03/25 ... 6,754 6,578
7463702.SQ.FTS.B, Zero Cpn, 8/04/25 ... 5,989 4,266
7463786.SQ.FTS.B, Zero Cpn, 8/04/25 ... 2,160 2,127
7463850.SQ.FTS.B, Zero Cpn, 8/04/25 ... 7,382 7,189
7463965.SQ.FTS.B, Zero Cpn, 8/04/25 ... 1,561 1,505
7464006.SQ.FTS.B, Zero Cpn, 8/04/25 ... 3,039 2,964
7464067.SQ.FTS.B, Zero Cpn, 8/04/25 ... 1,331 1,297
7464079.SQ.FTS.B, Zero Cpn, 8/04/25 ... 4,092 3,946
7464136.SQ.FTS.B, Zero Cpn, 8/04/25 ... 3,114 2,966
7464168.SQ.FTS.B, Zero Cpn, 8/04/25 ... 3,387 2,501
7464202.SQ.FTS.B, Zero Cpn, 8/04/25 ... 282 281
7464300.SQ.FTS.B, Zero Cpn, 8/04/25 ... 1,323 1,305
7464347.SQ.FTS.B, Zero Cpn, 8/04/25 ... 2,293 2,256
7464415.SQ.FTS.B, Zero Cpn, 8/04/25 ... 5,440 5,275
7464485.SQ.FTS.B, Zero Cpn, 8/04/25 ... 2,687 2,646
7464866.SQ.FTS.B, Zero Cpn, 8/05/25 ... 440 412
7464953.SQ.FTS.B, Zero Cpn, 8/05/25 ... 941 889
7464967.SQ.FTS.B, Zero Cpn, 8/05/25 ... 1,410 1,382
7465003.SQ.FTS.B, Zero Cpn, 8/05/25 ... 4,696 4,628
7465232.SQ.FTS.B, Zero Cpn, 8/05/25 ... 472 448
7465262.SQ.FTS.B, Zero Cpn, 8/05/25 ... 6,590 6,221
7465703.SQ.FTS.B, Zero Cpn, 8/05/25 ... 7,025 5,577
7465951.SQ.FTS.B, Zero Cpn, 8/05/25 ... 2,315 2,284
7466027.SQ.FTS.B, Zero Cpn, 8/05/25 ... 2,026 1,956
7466054.SQ.FTS.B, Zero Cpn, 8/05/25 ... 3,766 3,688
7466177.SQ.FTS.B, Zero Cpn, 8/05/25 ... 1,061 1,035

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7466212.SQ.FTS.B, Zero Cpn, 8/05/25 ... $ 539 $ 499
7466243.SQ.FTS.B, Zero Cpn, 8/05/25 ... 3,281 3,233
7466384.SQ.FTS.B, Zero Cpn, 8/05/25 ... 1,529 1,486
7466413.SQ.FTS.B, Zero Cpn, 8/05/25 ... 9,976 9,897
7467188.SQ.FTS.B, Zero Cpn, 8/05/25 ... 3,133 3,039
7467220.SQ.FTS.B, Zero Cpn, 8/05/25 ... 13,298 12,899
7467565.SQ.FTS.B, Zero Cpn, 8/05/25 ... 3,137 2,983
7467648.SQ.FTS.B, Zero Cpn, 8/05/25 ... 5,463 5,295
7467748.SQ.FTS.B, Zero Cpn, 8/05/25 ... 2,788 2,692
7467817.SQ.FTS.B, Zero Cpn, 8/05/25 ... 563 558
7467904.SQ.FTS.B, Zero Cpn, 8/05/25 ... 11,814 11,497
7468094.SQ.FTS.B, Zero Cpn, 8/05/25 ... 1,203 1,192
7468489.SQ.FTS.B, Zero Cpn, 8/06/25 ... 4,854 4,755
7468673.SQ.FTS.B, Zero Cpn, 8/06/25 ... 17,765 16,388
7469386.SQ.FTS.B, Zero Cpn, 8/06/25 ... 11,348 11,018
7469832.SQ.FTS.B, Zero Cpn, 8/06/25 ... 2,095 2,084
7470202.SQ.FTS.B, Zero Cpn, 8/06/25 ... 2,936 2,862
7470408.SQ.FTS.B, Zero Cpn, 8/06/25 ... 10,650 6,952
7470745.SQ.FTS.B, Zero Cpn, 8/06/25 ... 1,590 1,550
7470776.SQ.FTS.B, Zero Cpn, 8/06/25 ... 2,117 2,030
7470826.SQ.FTS.B, Zero Cpn, 8/06/25 ... 11,287 11,087
7471129.SQ.FTS.B, Zero Cpn, 8/06/25 ... 7,816 7,566
7471223.SQ.FTS.B, Zero Cpn, 8/06/25 ... 12,050 11,747
7471376.SQ.FTS.B, Zero Cpn, 8/06/25 ... 720 702
7471394.SQ.FTS.B, Zero Cpn, 8/06/25 ... 5,882 5,631
7471571.SQ.FTS.B, Zero Cpn, 8/07/25 ... 1,209 1,167
7471643.SQ.FTS.B, Zero Cpn, 8/07/25 ... 668 660
7471763.SQ.FTS.B, Zero Cpn, 8/07/25 ... 17,471 16,006
7472124.SQ.FTS.B, Zero Cpn, 8/07/25 ... 6,049 5,788
7472315.SQ.FTS.B, Zero Cpn, 8/07/25 ... 702 674
7472670.SQ.FTS.B, Zero Cpn, 8/07/25 ... 9,461 9,166
7472839.SQ.FTS.B, Zero Cpn, 8/07/25 ... 7,850 7,192
7472974.SQ.FTS.B, Zero Cpn, 8/07/25 ... 10,210 9,949
7473215.SQ.FTS.B, Zero Cpn, 8/07/25 ... 17,942 17,422
7473443.SQ.FTS.B, Zero Cpn, 8/07/25 ... 2,305 2,205
7473486.SQ.FTS.B, Zero Cpn, 8/07/25 ... 2,313 2,198
7473548.SQ.FTS.B, Zero Cpn, 8/07/25 ... 14,596 8,858
7474257.SQ.FTS.B, Zero Cpn, 8/07/25 ... 16,243 14,366
7474525.SQ.FTS.B, Zero Cpn, 8/07/25 ... 1,017 978
7474532.SQ.FTS.B, Zero Cpn, 8/07/25 ... 5,433 5,308
7474730.SQ.FTS.B, Zero Cpn, 8/07/25 ... 6,293 6,135
7476692.SQ.FTS.B, Zero Cpn, 8/08/25 ... 2,836 1,921
7476745.SQ.FTS.B, Zero Cpn, 8/08/25 ... 3,873 3,213
7476775.SQ.FTS.B, Zero Cpn, 8/08/25 ... 1,799 1,697
7476858.SQ.FTS.B, Zero Cpn, 8/08/25 ... 4,040 3,942
7476909.SQ.FTS.B, Zero Cpn, 8/08/25 ... 10,517 10,330
7477213.SQ.FTS.B, Zero Cpn, 8/08/25 ... 3,972 3,831
7477356.SQ.FTS.B, Zero Cpn, 8/08/25 ... 9,607 9,097
7477641.SQ.FTS.B, Zero Cpn, 8/08/25 ... 5,038 4,939
7477781.SQ.FTS.B, Zero Cpn, 8/08/25 ... 1,128 1,081
7477832.SQ.FTS.B, Zero Cpn, 8/08/25 ... 7,507 6,837
7477995.SQ.FTS.B, Zero Cpn, 8/08/25 ... 17,672 14,169
7478272.SQ.FTS.B, Zero Cpn, 8/08/25 ... 3,116 3,027
7478482.SQ.FTS.B, Zero Cpn, 8/08/25 ... 9,999 8,862
7478645.SQ.FTS.B, Zero Cpn, 8/08/25 ... 5,087 4,985
7478711.SQ.FTS.B, Zero Cpn, 8/08/25 ... 9,261 9,133
7479047.SQ.FTS.B, Zero Cpn, 8/08/25 ... 12,561 12,340
7479264.SQ.FTS.B, Zero Cpn, 8/08/25 ... 580 556
Description
Principal
Amount Value
Block, Inc. (continued)
7479277.SQ.FTS.B, Zero Cpn, 8/08/25 ... $ 1,842 $ 1,813
7479370.SQ.FTS.B, Zero Cpn, 8/08/25 ... 2,324 2,275
7479464.SQ.FTS.B, Zero Cpn, 8/08/25 ... 6,400 5,846
7479568.SQ.FTS.B, Zero Cpn, 8/08/25 ... 2,311 2,200
7479873.SQ.FTS.B, Zero Cpn, 8/08/25 ... 1,662 1,611
7479899.SQ.FTS.B, Zero Cpn, 8/08/25 ... 3,478 3,406
7479981.SQ.FTS.B, Zero Cpn, 8/08/25 ... 6,959 6,131
7480251.SQ.FTS.B, Zero Cpn, 8/09/25 ... 916 904
7480312.SQ.FTS.B, Zero Cpn, 8/09/25 ... 838 809
7480331.SQ.FTS.B, Zero Cpn, 8/09/25 ... 24,888 24,119
7481125.SQ.FTS.B, Zero Cpn, 8/09/25 ... 1,226 1,169
7481177.SQ.FTS.B, Zero Cpn, 8/09/25 ... 10,528 10,258
7481588.SQ.FTS.B, Zero Cpn, 8/09/25 ... 14,323 14,010
7481914.SQ.FTS.B, Zero Cpn, 8/09/25 ... 2,575 2,509
7481953.SQ.FTS.B, Zero Cpn, 8/09/25 ... 9,226 9,033
7482143.SQ.FTS.B, Zero Cpn, 8/09/25 ... 209 210
7483075.SQ.FTS.B, Zero Cpn, 8/09/25 ... 10,339 10,123
7483183.SQ.FTS.B, Zero Cpn, 8/10/25 ... 480 374
7483191.SQ.FTS.B, Zero Cpn, 8/10/25 ... 12,899 12,754
7483514.SQ.FTS.B, Zero Cpn, 8/10/25 ... 4,973 4,924
7483718.SQ.FTS.B, Zero Cpn, 8/10/25 ... 3,570 3,429
7483754.SQ.FTS.B, Zero Cpn, 8/10/25 ... 1,309 1,001
7483770.SQ.FTS.B, Zero Cpn, 8/10/25 ... 3,431 3,244
7483806.SQ.FTS.B, Zero Cpn, 8/10/25 ... 4,078 3,837
7483857.SQ.FTS.B, Zero Cpn, 8/10/25 ... 2,438 2,336
7483890.SQ.FTS.B, Zero Cpn, 8/10/25 ... 4,136 3,991
7483931.SQ.FTS.B, Zero Cpn, 8/10/25 ... 5,015 4,647
7484003.SQ.FTS.B, Zero Cpn, 8/11/25 ... 3,052 2,960
7484042.SQ.FTS.B, Zero Cpn, 8/11/25 ... 16,313 15,761
7484244.SQ.FTS.B, Zero Cpn, 8/11/25 ... 25,714 25,001
7484585.SQ.FTS.B, Zero Cpn, 8/11/25 ... 2,219 2,118
7484620.SQ.FTS.B, Zero Cpn, 8/11/25 ... 2,564 2,516
7485013.SQ.FTS.B, Zero Cpn, 8/12/25 ... 8,186 7,742
7485104.SQ.FTS.B, Zero Cpn, 8/12/25 ... 3,129 2,998
7485298.SQ.FTS.B, Zero Cpn, 8/12/25 ... 12,088 11,656
7485874.SQ.FTS.B, Zero Cpn, 8/12/25 ... 7,207 6,828
7486245.SQ.FTS.B, Zero Cpn, 8/12/25 ... 6,660 4,808
7486447.SQ.FTS.B, Zero Cpn, 8/12/25 ... 2,981 2,917
7486576.SQ.FTS.B, Zero Cpn, 8/12/25 ... 711 648
7486693.SQ.FTS.B, Zero Cpn, 8/12/25 ... 2,386 1,866
7486805.SQ.FTS.B, Zero Cpn, 8/12/25 ... 91,265 81,119
7487738.SQ.FTS.B, Zero Cpn, 8/12/25 ... 33,719 32,768
7488259.SQ.FTS.B, Zero Cpn, 8/12/25 ... 1,742 1,673
7488371.SQ.FTS.B, Zero Cpn, 8/13/25 ... 828 791
7488414.SQ.FTS.B, Zero Cpn, 8/13/25 ... 217 209
7488420.SQ.FTS.B, Zero Cpn, 8/13/25 ... 2,119 2,107
7488913.SQ.FTS.B, Zero Cpn, 8/13/25 ... 5,144 5,094
7489518.SQ.FTS.B, Zero Cpn, 8/13/25 ... 8,447 7,504
7489747.SQ.FTS.B, Zero Cpn, 8/13/25 ... 12,393 11,812
7490083.SQ.FTS.B, Zero Cpn, 8/13/25 ... 7,432 7,213
7490207.SQ.FTS.B, Zero Cpn, 8/13/25 ... 4,183 4,040
7490254.SQ.FTS.B, Zero Cpn, 8/13/25 ... 3,865 3,756
7490315.SQ.FTS.B, Zero Cpn, 8/13/25 ... 2,630 2,536
7490334.SQ.FTS.B, Zero Cpn, 8/13/25 ... 21,367 19,627
7490606.SQ.FTS.B, Zero Cpn, 8/13/25 ... 4,157 3,626
7490647.SQ.FTS.B, Zero Cpn, 8/13/25 ... 2,526 1,949
7490765.SQ.FTS.B, Zero Cpn, 8/13/25 ... 19,589 15,391
7491010.SQ.FTS.B, Zero Cpn, 8/13/25 ... 7,846 7,549

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7491258.SQ.FTS.B, Zero Cpn, 8/13/25 ... $ 3,066 $ 2,832
7491282.SQ.FTS.B, Zero Cpn, 8/13/25 ... 3,037 2,877
7491321.SQ.FTS.B, Zero Cpn, 8/13/25 ... 18,455 16,712
7491621.SQ.FTS.B, Zero Cpn, 8/13/25 ... 6,388 6,290
7491709.SQ.FTS.B, Zero Cpn, 8/13/25 ... 628 613
7491725.SQ.FTS.B, Zero Cpn, 8/13/25 ... 2,458 2,406
7492040.SQ.FTS.B, Zero Cpn, 8/14/25 ... 6,397 6,100
7492280.SQ.FTS.B, Zero Cpn, 8/14/25 ... 5,294 5,123
7492372.SQ.FTS.B, Zero Cpn, 8/14/25 ... 8,244 7,972
7492570.SQ.FTS.B, Zero Cpn, 8/14/25 ... 4,701 3,017
7492671.SQ.FTS.B, Zero Cpn, 8/14/25 ... 6,649 6,417
7492927.SQ.FTS.B, Zero Cpn, 8/14/25 ... 4,595 4,465
7493085.SQ.FTS.B, Zero Cpn, 8/14/25 ... 19,269 18,119
7493523.SQ.FTS.B, Zero Cpn, 8/14/25 ... 755 703
7493536.SQ.FTS.B, Zero Cpn, 8/14/25 ... 12,212 11,437
7493836.SQ.FTS.B, Zero Cpn, 8/14/25 ... 5,073 5,015
7494158.SQ.FTS.B, Zero Cpn, 8/14/25 ... 4,872 4,755
7494206.SQ.FTS.B, Zero Cpn, 8/14/25 ... 21,629 20,864
7494541.SQ.FTS.B, Zero Cpn, 8/14/25 ... 23,738 23,101
7495249.SQ.FTS.B, Zero Cpn, 8/14/25 ... 14,317 14,064
7500130.SQ.FTS.B, Zero Cpn, 8/15/25 ... 2,614 2,190
7500186.SQ.FTS.B, Zero Cpn, 8/15/25 ... 892 846
7500193.SQ.FTS.B, Zero Cpn, 8/15/25 ... 3,193 3,026
7500231.SQ.FTS.B, Zero Cpn, 8/15/25 ... 9,282 8,902
7500335.SQ.FTS.B, Zero Cpn, 8/15/25 ... 4,603 3,846
7500385.SQ.FTS.B, Zero Cpn, 8/15/25 ... 4,012 2,827
7500411.SQ.FTS.B, Zero Cpn, 8/15/25 ... 7,591 7,512
7500868.SQ.FTS.B, Zero Cpn, 8/15/25 ... 13,289 10,950
7501241.SQ.FTS.B, Zero Cpn, 8/15/25 ... 4,863 4,647
7501384.SQ.FTS.B, Zero Cpn, 8/15/25 ... 6,018 5,693
7501542.SQ.FTS.B, Zero Cpn, 8/15/25 ... 1,723 1,655
7501588.SQ.FTS.B, Zero Cpn, 8/15/25 ... 2,608 2,464
7501704.SQ.FTS.B, Zero Cpn, 8/15/25 ... 3,921 3,745
7501833.SQ.FTS.B, Zero Cpn, 8/15/25 ... 15,990 15,430
7502114.SQ.FTS.B, Zero Cpn, 8/15/25 ... 18,851 18,163
7502397.SQ.FTS.B, Zero Cpn, 8/15/25 ... 11,211 10,815
7502543.SQ.FTS.B, Zero Cpn, 8/15/25 ... 1,831 1,784
7502716.SQ.FTS.B, Zero Cpn, 8/15/25 ... 19,309 18,816
7502928.SQ.FTS.B, Zero Cpn, 8/15/25 ... 3,312 3,162
7502969.SQ.FTS.B, Zero Cpn, 8/15/25 ... 3,229 3,060
7503044.SQ.FTS.B, Zero Cpn, 8/15/25 ... 31,007 28,963
7503564.SQ.FTS.B, Zero Cpn, 8/15/25 ... 9,275 4,631
7503759.SQ.FTS.B, Zero Cpn, 8/15/25 ... 4,459 3,394
7503797.SQ.FTS.B, Zero Cpn, 8/15/25 ... 2,815 2,683
7503853.SQ.FTS.B, Zero Cpn, 8/15/25 ... 21,268 20,589
7504530.SQ.FTS.B, Zero Cpn, 8/16/25 ... 13,046 12,806
7505009.SQ.FTS.B, Zero Cpn, 8/16/25 ... 11,934 11,460
7505314.SQ.FTS.B, Zero Cpn, 8/16/25 ... 939 909
7505335.SQ.FTS.B, Zero Cpn, 8/16/25 ... 8,656 7,948
7505658.SQ.FTS.B, Zero Cpn, 8/16/25 ... 1,474 1,413
7505731.SQ.FTS.B, Zero Cpn, 8/16/25 ... 3,742 3,515
7505871.SQ.FTS.B, Zero Cpn, 8/16/25 ... 583 568
7505904.SQ.FTS.B, Zero Cpn, 8/16/25 ... 6,164 5,942
7506089.SQ.FTS.B, Zero Cpn, 8/16/25 ... 2,142 2,044
7506181.SQ.FTS.B, Zero Cpn, 8/16/25 ... 8,135 7,909
7506411.SQ.FTS.B, Zero Cpn, 8/16/25 ... 3,757 3,634
7506519.SQ.FTS.B, Zero Cpn, 8/16/25 ... 1,105 1,021
7506550.SQ.FTS.B, Zero Cpn, 8/16/25 ... 2,867 2,797
Description
Principal
Amount Value
Block, Inc. (continued)
7506621.SQ.FTS.B, Zero Cpn, 8/16/25 ... $ 3,374 $ 3,271
7506719.SQ.FTS.B, Zero Cpn, 8/16/25 ... 1,716 1,618
7506743.SQ.FTS.B, Zero Cpn, 8/16/25 ... 1,533 1,490
7506814.SQ.FTS.B, Zero Cpn, 8/16/25 ... 12,319 11,821
7506942.SQ.FTS.B, Zero Cpn, 8/16/25 ... 18,211 17,586
7507153.SQ.FTS.B, Zero Cpn, 8/16/25 ... 2,880 2,815
7507206.SQ.FTS.B, Zero Cpn, 8/16/25 ... 4,303 4,185
7507353.SQ.FTS.B, Zero Cpn, 8/16/25 ... 815 740
7507415.SQ.FTS.B, Zero Cpn, 8/16/25 ... 259 256
7507444.SQ.FTS.B, Zero Cpn, 8/16/25 ... 2,311 2,274
7507479.SQ.FTS.B, Zero Cpn, 8/16/25 ... 2,456 2,433
7507546.SQ.FTS.B, Zero Cpn, 8/16/25 ... 462 456
7507582.SQ.FTS.B, Zero Cpn, 8/16/25 ... 6,233 6,071
7507762.SQ.FTS.B, Zero Cpn, 8/16/25 ... 2,377 2,315
7507824.SQ.FTS.B, Zero Cpn, 8/16/25 ... 5,583 5,402
7507909.SQ.FTS.B, Zero Cpn, 8/16/25 ... 30,984 19,711
7508108.SQ.FTS.B, Zero Cpn, 8/16/25 ... 717 700
7508137.SQ.FTS.B, Zero Cpn, 8/16/25 ... 797 783
7508148.SQ.FTS.B, Zero Cpn, 8/16/25 ... 8,616 8,326
7508418.SQ.FTS.B, Zero Cpn, 8/16/25 ... 4,504 4,432
7508499.SQ.FTS.B, Zero Cpn, 8/16/25 ... 1,666 1,652
7508620.SQ.FTS.B, Zero Cpn, 8/16/25 ... 9,408 8,923
7508792.SQ.FTS.B, Zero Cpn, 8/16/25 ... 2,681 2,460
7508859.SQ.FTS.B, Zero Cpn, 8/17/25 ... 3,429 3,288
7508910.SQ.FTS.B, Zero Cpn, 8/17/25 ... 472 448
7508919.SQ.FTS.B, Zero Cpn, 8/17/25 ... 1,829 1,782
7508947.SQ.FTS.B, Zero Cpn, 8/17/25 ... 268 260
7508953.SQ.FTS.B, Zero Cpn, 8/17/25 ... 1,161 1,143
7508979.SQ.FTS.B, Zero Cpn, 8/17/25 ... 5,951 5,725
7509068.SQ.FTS.B, Zero Cpn, 8/17/25 ... 16,064 15,236
7509262.SQ.FTS.B, Zero Cpn, 8/17/25 ... 3,055 2,989
7509305.SQ.FTS.B, Zero Cpn, 8/17/25 ... 1,835 1,473
7509328.SQ.FTS.B, Zero Cpn, 8/17/25 ... 2,100 2,043
7509451.SQ.FTS.B, Zero Cpn, 8/17/25 ... 10,196 9,968
7509642.SQ.FTS.B, Zero Cpn, 8/17/25 ... 815 772
7509650.SQ.FTS.B, Zero Cpn, 8/17/25 ... 645 630
7509672.SQ.FTS.B, Zero Cpn, 8/17/25 ... 714 340
7509681.SQ.FTS.B, Zero Cpn, 8/17/25 ... 3,308 2,460
7509716.SQ.FTS.B, Zero Cpn, 8/17/25 ... 4,142 3,737
7509782.SQ.FTS.B, Zero Cpn, 8/17/25 ... 1,796 1,701
7509815.SQ.FTS.B, Zero Cpn, 8/17/25 ... 27,215 21,008
7510054.SQ.FTS.B, Zero Cpn, 8/18/25 ... 4,964 4,835
7510173.SQ.FTS.B, Zero Cpn, 8/18/25 ... 20,235 18,587
7510416.SQ.FTS.B, Zero Cpn, 8/18/25 ... 665 603
7510420.SQ.FTS.B, Zero Cpn, 8/18/25 ... 2,919 2,574
7510456.SQ.FTS.B, Zero Cpn, 8/18/25 ... 833 822
7510472.SQ.FTS.B, Zero Cpn, 8/18/25 ... 7,097 6,833
7510553.SQ.FTS.B, Zero Cpn, 8/18/25 ... 799 768
7510558.SQ.FTS.B, Zero Cpn, 8/18/25 ... 6,770 6,529
7510631.SQ.FTS.B, Zero Cpn, 8/18/25 ... 12,338 11,808
7510786.SQ.FTS.B, Zero Cpn, 8/18/25 ... 11,075 10,708
7510907.SQ.FTS.B, Zero Cpn, 8/18/25 ... 4,172 4,046
7510960.SQ.FTS.B, Zero Cpn, 8/18/25 ... 5,289 5,005
7511135.SQ.FTS.B, Zero Cpn, 8/19/25 ... 8,853 8,524
7511245.SQ.FTS.B, Zero Cpn, 8/19/25 ... 1,065 999
7511263.SQ.FTS.B, Zero Cpn, 8/19/25 ... 1,131 1,044
7511285.SQ.FTS.B, Zero Cpn, 8/19/25 ... 2,698 2,623
7511321.SQ.FTS.B, Zero Cpn, 8/19/25 ... 1,808 1,731

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7511343.SQ.FTS.B, Zero Cpn, 8/19/25 ... $ 2,696 $ 2,612
7511419.SQ.FTS.B, Zero Cpn, 8/19/25 ... 2,032 1,969
7511443.SQ.FTS.B, Zero Cpn, 8/19/25 ... 4,271 4,135
7511489.SQ.FTS.B, Zero Cpn, 8/19/25 ... 4,256 4,073
7511557.SQ.FTS.B, Zero Cpn, 8/19/25 ... 25,249 24,856
7511925.SQ.FTS.B, Zero Cpn, 8/19/25 ... 3,723 3,674
7511986.SQ.FTS.B, Zero Cpn, 8/19/25 ... 1,754 1,703
7512003.SQ.FTS.B, Zero Cpn, 8/19/25 ... 11,783 11,522
7512125.SQ.FTS.B, Zero Cpn, 8/19/25 ... 5,583 5,135
7512187.SQ.FTS.B, Zero Cpn, 8/19/25 ... 7,019 6,689
7512273.SQ.FTS.B, Zero Cpn, 8/19/25 ... 19,586 18,272
7512463.SQ.FTS.B, Zero Cpn, 8/19/25 ... 3,553 3,491
7512522.SQ.FTS.B, Zero Cpn, 8/19/25 ... 11,485 8,891
7512838.SQ.FTS.B, Zero Cpn, 8/20/25 ... 780 757
7512854.SQ.FTS.B, Zero Cpn, 8/20/25 ... 5,852 5,610
7512957.SQ.FTS.B, Zero Cpn, 8/20/25 ... 6,565 6,352
7513007.SQ.FTS.B, Zero Cpn, 8/20/25 ... 1,031 1,012
7513019.SQ.FTS.B, Zero Cpn, 8/20/25 ... 7,965 7,517
7513443.SQ.FTS.B, Zero Cpn, 8/20/25 ... 881 868
7513477.SQ.FTS.B, Zero Cpn, 8/20/25 ... 2,085 2,052
7513577.SQ.FTS.B, Zero Cpn, 8/20/25 ... 2,735 2,682
7513703.SQ.FTS.B, Zero Cpn, 8/20/25 ... 1,736 1,701
7513747.SQ.FTS.B, Zero Cpn, 8/20/25 ... 5,240 4,982
7513842.SQ.FTS.B, Zero Cpn, 8/20/25 ... 3,343 3,231
7513894.SQ.FTS.B, Zero Cpn, 8/20/25 ... 7,321 6,143
7513994.SQ.FTS.B, Zero Cpn, 8/20/25 ... 12,003 11,730
7514140.SQ.FTS.B, Zero Cpn, 8/20/25 ... 427 420
7514161.SQ.FTS.B, Zero Cpn, 8/20/25 ... 6,412 6,277
7514297.SQ.FTS.B, Zero Cpn, 8/20/25 ... 33,661 32,791
7514762.SQ.FTS.B, Zero Cpn, 8/20/25 ... 34,438 31,105
7515078.SQ.FTS.B, Zero Cpn, 8/20/25 ... 18,053 17,356
7515337.SQ.FTS.B, Zero Cpn, 8/20/25 ... 6,187 5,980
7515422.SQ.FTS.B, Zero Cpn, 8/20/25 ... 31,953 30,143
7515797.SQ.FTS.B, Zero Cpn, 8/20/25 ... 7,231 6,947
7515912.SQ.FTS.B, Zero Cpn, 8/20/25 ... 480 466
7515923.SQ.FTS.B, Zero Cpn, 8/20/25 ... 3,032 2,984
7516294.SQ.FTS.B, Zero Cpn, 8/20/25 ... 549 542
7516517.SQ.FTS.B, Zero Cpn, 8/21/25 ... 6,655 6,484
7516679.SQ.FTS.B, Zero Cpn, 8/21/25 ... 2,403 2,347
7516690.SQ.FTS.B, Zero Cpn, 8/21/25 ... 6,802 6,111
7516754.SQ.FTS.B, Zero Cpn, 8/21/25 ... 1,993 1,851
7516779.SQ.FTS.B, Zero Cpn, 8/21/25 ... 24,841 24,020
7517647.SQ.FTS.B, Zero Cpn, 8/21/25 ... 9,247 8,537
7517921.SQ.FTS.B, Zero Cpn, 8/21/25 ... 3,323 2,888
7517983.SQ.FTS.B, Zero Cpn, 8/21/25 ... 843 741
7518000.SQ.FTS.B, Zero Cpn, 8/21/25 ... 3,896 3,577
7518066.SQ.FTS.B, Zero Cpn, 8/21/25 ... 773 754
7518160.SQ.FTS.B, Zero Cpn, 8/21/25 ... 120 119
7518177.SQ.FTS.B, Zero Cpn, 8/21/25 ... 12,294 12,122
7518467.SQ.FTS.B, Zero Cpn, 8/21/25 ... 1,081 1,061
7518493.SQ.FTS.B, Zero Cpn, 8/21/25 ... 15,591 15,128
7518698.SQ.FTS.B, Zero Cpn, 8/21/25 ... 1,251 1,229
7518798.SQ.FTS.B, Zero Cpn, 8/21/25 ... 9,941 9,627
7519124.SQ.FTS.B, Zero Cpn, 8/21/25 ... 2,332 2,276
7519178.SQ.FTS.B, Zero Cpn, 8/21/25 ... 6,955 6,665
7519264.SQ.FTS.B, Zero Cpn, 8/21/25 ... 14,125 13,821
7519471.SQ.FTS.B, Zero Cpn, 8/21/25 ... 2,528 2,407
7519489.SQ.FTS.B, Zero Cpn, 8/21/25 ... 4,093 3,862
Description
Principal
Amount Value
Block, Inc. (continued)
7519526.SQ.FTS.B, Zero Cpn, 8/21/25 ... $ 921 $ 823
7519540.SQ.FTS.B, Zero Cpn, 8/21/25 ... 23,832 21,359
7521809.SQ.FTS.B, Zero Cpn, 8/22/25 ... 5,962 5,761
7522056.SQ.FTS.B, Zero Cpn, 8/22/25 ... 10,826 9,016
7522230.SQ.FTS.B, Zero Cpn, 8/22/25 ... 2,310 2,108
7522280.SQ.FTS.B, Zero Cpn, 8/22/25 ... 2,825 2,786
7522602.SQ.FTS.B, Zero Cpn, 8/22/25 ... 13,347 13,079
7523327.SQ.FTS.B, Zero Cpn, 8/22/25 ... 1,792 1,774
7523427.SQ.FTS.B, Zero Cpn, 8/22/25 ... 471 446
7523463.SQ.FTS.B, Zero Cpn, 8/22/25 ... 7,692 7,460
7523706.SQ.FTS.B, Zero Cpn, 8/22/25 ... 3,615 3,501
7523876.SQ.FTS.B, Zero Cpn, 8/22/25 ... 3,531 3,466
7524063.SQ.FTS.B, Zero Cpn, 8/22/25 ... 2,025 1,883
7524083.SQ.FTS.B, Zero Cpn, 8/22/25 ... 5,419 5,339
7524232.SQ.FTS.B, Zero Cpn, 8/22/25 ... 20,927 20,194
7525003.SQ.FTS.B, Zero Cpn, 8/22/25 ... 41,302 39,915
7525635.SQ.FTS.B, Zero Cpn, 8/22/25 ... 2,799 2,731
7525695.SQ.FTS.B, Zero Cpn, 8/22/25 ... 1,820 1,781
7525734.SQ.FTS.B, Zero Cpn, 8/22/25 ... 4,777 4,681
7525869.SQ.FTS.B, Zero Cpn, 8/22/25 ... 12,123 9,443
7526094.SQ.FTS.B, Zero Cpn, 8/23/25 ... 1,253 1,208
7526165.SQ.FTS.B, Zero Cpn, 8/23/25 ... 2,296 2,259
7526267.SQ.FTS.B, Zero Cpn, 8/23/25 ... 4,907 4,690
7526426.SQ.FTS.B, Zero Cpn, 8/23/25 ... 62,565 55,823
7527795.SQ.FTS.B, Zero Cpn, 8/23/25 ... 3,319 3,205
7527858.SQ.FTS.B, Zero Cpn, 8/23/25 ... 1,619 1,588
7527895.SQ.FTS.B, Zero Cpn, 8/23/25 ... 19,811 18,523
7528166.SQ.FTS.B, Zero Cpn, 8/23/25 ... 3,384 2,394
7528247.SQ.FTS.B, Zero Cpn, 8/23/25 ... 8,579 8,421
7528383.SQ.FTS.B, Zero Cpn, 8/23/25 ... 31,930 31,101
7528897.SQ.FTS.B, Zero Cpn, 8/23/25 ... 16,423 8,068
7529136.SQ.FTS.B, Zero Cpn, 8/23/25 ... 2,204 2,136
7529173.SQ.FTS.B, Zero Cpn, 8/23/25 ... 937 430
7529259.SQ.FTS.B, Zero Cpn, 8/23/25 ... 6,732 6,496
7529446.SQ.FTS.B, Zero Cpn, 8/23/25 ... 2,616 2,287
7529470.SQ.FTS.B, Zero Cpn, 8/23/25 ... 16,844 10,652
7529705.SQ.FTS.B, Zero Cpn, 8/24/25 ... 12,561 11,899
7529827.SQ.FTS.B, Zero Cpn, 8/24/25 ... 1,100 1,065
7529845.SQ.FTS.B, Zero Cpn, 8/24/25 ... 2,332 2,121
7529869.SQ.FTS.B, Zero Cpn, 8/24/25 ... 669 643
7529877.SQ.FTS.B, Zero Cpn, 8/24/25 ... 6,080 5,913
7529937.SQ.FTS.B, Zero Cpn, 8/24/25 ... 17,556 13,635
7530093.SQ.FTS.B, Zero Cpn, 8/24/25 ... 271 264
7530100.SQ.FTS.B, Zero Cpn, 8/24/25 ... 11,557 11,191
7530235.SQ.FTS.B, Zero Cpn, 8/24/25 ... 2,699 2,612
7530391.SQ.FTS.B, Zero Cpn, 8/25/25 ... 12,458 12,131
7530569.SQ.FTS.B, Zero Cpn, 8/25/25 ... 806 749
7530578.SQ.FTS.B, Zero Cpn, 8/25/25 ... 577 563
7530589.SQ.FTS.B, Zero Cpn, 8/25/25 ... 578 563
7530596.SQ.FTS.B, Zero Cpn, 8/25/25 ... 6,160 5,978
7530750.SQ.FTS.B, Zero Cpn, 8/25/25 ... 1,031 1,011
7530782.SQ.FTS.B, Zero Cpn, 8/25/25 ... 4,601 4,417
7530831.SQ.FTS.B, Zero Cpn, 8/25/25 ... 2,078 2,038
7530852.SQ.FTS.B, Zero Cpn, 8/25/25 ... 3,829 3,750
7530909.SQ.FTS.B, Zero Cpn, 8/25/25 ... 939 922
7530978.SQ.FTS.B, Zero Cpn, 8/25/25 ... 16,195 15,532
7531171.SQ.FTS.B, Zero Cpn, 8/25/25 ... 4,271 4,103
7531238.SQ.FTS.B, Zero Cpn, 8/25/25 ... 4,184 3,970

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7531560.SQ.FTS.B, Zero Cpn, 8/26/25 ... $ 2,416 $ 2,343
7531605.SQ.FTS.B, Zero Cpn, 8/26/25 ... 5,269 4,469
7531728.SQ.FTS.B, Zero Cpn, 8/26/25 ... 9,988 9,711
7532113.SQ.FTS.B, Zero Cpn, 8/26/25 ... 10,014 9,669
7532404.SQ.FTS.B, Zero Cpn, 8/26/25 ... 2,523 2,447
7532469.SQ.FTS.B, Zero Cpn, 8/26/25 ... 2,343 2,292
7532586.SQ.FTS.B, Zero Cpn, 8/26/25 ... 8,147 8,004
7532925.SQ.FTS.B, Zero Cpn, 8/26/25 ... 11,261 10,784
7533177.SQ.FTS.B, Zero Cpn, 8/26/25 ... 6,394 6,220
7533477.SQ.FTS.B, Zero Cpn, 8/26/25 ... 2,781 2,709
7533531.SQ.FTS.B, Zero Cpn, 8/26/25 ... 18,518 18,011
7533825.SQ.FTS.B, Zero Cpn, 8/26/25 ... 13,202 12,967
7534120.SQ.FTS.B, Zero Cpn, 8/26/25 ... 11,828 11,340
7534235.SQ.FTS.B, Zero Cpn, 8/26/25 ... 10,102 9,724
7534346.SQ.FTS.B, Zero Cpn, 8/26/25 ... 232 229
7534365.SQ.FTS.B, Zero Cpn, 8/26/25 ... 1,866 1,687
7534396.SQ.FTS.B, Zero Cpn, 8/26/25 ... 1,192 1,113
7534407.SQ.FTS.B, Zero Cpn, 8/26/25 ... 8,962 8,498
7534603.SQ.FTS.B, Zero Cpn, 8/26/25 ... 16,762 15,608
7534890.SQ.FTS.B, Zero Cpn, 8/26/25 ... 3,926 3,839
7535018.SQ.FTS.B, Zero Cpn, 8/26/25 ... 5,740 5,527
7535069.SQ.FTS.B, Zero Cpn, 8/26/25 ... 443 436
7535090.SQ.FTS.B, Zero Cpn, 8/26/25 ... 1,163 1,140
7535224.SQ.FTS.B, Zero Cpn, 8/26/25 ... 4,012 3,823
7535259.SQ.FTS.B, Zero Cpn, 8/26/25 ... 22,631 22,299
7535785.SQ.FTS.B, Zero Cpn, 8/27/25 ... 7,238 6,912
7535936.SQ.FTS.B, Zero Cpn, 8/27/25 ... 2,104 1,781
7536265.SQ.FTS.B, Zero Cpn, 8/27/25 ... 9,449 9,306
7536656.SQ.FTS.B, Zero Cpn, 8/27/25 ... 12,684 11,859
7537291.SQ.FTS.B, Zero Cpn, 8/27/25 ... 3,107 3,026
7537350.SQ.FTS.B, Zero Cpn, 8/27/25 ... 7,403 7,160
7537581.SQ.FTS.B, Zero Cpn, 8/27/25 ... 1,151 1,128
7537621.SQ.FTS.B, Zero Cpn, 8/27/25 ... 4,571 4,430
7537773.SQ.FTS.B, Zero Cpn, 8/27/25 ... 7,177 6,598
7537885.SQ.FTS.B, Zero Cpn, 8/27/25 ... 958 821
7537954.SQ.FTS.B, Zero Cpn, 8/27/25 ... 6,564 6,312
7538033.SQ.FTS.B, Zero Cpn, 8/27/25 ... 4,441 4,299
7538071.SQ.FTS.B, Zero Cpn, 8/27/25 ... 2,010 1,162
7538082.SQ.FTS.B, Zero Cpn, 8/27/25 ... 21,439 19,972
7538351.SQ.FTS.B, Zero Cpn, 8/27/25 ... 5,847 5,643
7538515.SQ.FTS.B, Zero Cpn, 8/27/25 ... 25,748 25,226
7539350.SQ.FTS.B, Zero Cpn, 8/27/25 ... 4,788 4,642
7539401.SQ.FTS.B, Zero Cpn, 8/27/25 ... 2,756 2,707
7539802.SQ.FTS.B, Zero Cpn, 8/27/25 ... 34,116 33,196
7539853.SQ.FTS.B, Zero Cpn, 8/28/25 ... 4,485 4,368
7540091.SQ.FTS.B, Zero Cpn, 8/28/25 ... 3,823 3,739
7540199.SQ.FTS.B, Zero Cpn, 8/28/25 ... 12,905 12,466
7540522.SQ.FTS.B, Zero Cpn, 8/28/25 ... 4,558 4,321
7540631.SQ.FTS.B, Zero Cpn, 8/28/25 ... 336 326
7540664.SQ.FTS.B, Zero Cpn, 8/28/25 ... 1,106 1,061
7540688.SQ.FTS.B, Zero Cpn, 8/28/25 ... 7,030 6,838
7540877.SQ.FTS.B, Zero Cpn, 8/28/25 ... 414 409
7540905.SQ.FTS.B, Zero Cpn, 8/28/25 ... 3,096 3,016
7541004.SQ.FTS.B, Zero Cpn, 8/28/25 ... 727 623
7541093.SQ.FTS.B, Zero Cpn, 8/28/25 ... 2,430 2,253
7541262.SQ.FTS.B, Zero Cpn, 8/28/25 ... 2,094 2,025
7541290.SQ.FTS.B, Zero Cpn, 8/28/25 ... 1,294 1,179
7541314.SQ.FTS.B, Zero Cpn, 8/28/25 ... 2,624 2,516
Description
Principal
Amount Value
Block, Inc. (continued)
7541346.SQ.FTS.B, Zero Cpn, 8/28/25 ... $ 10,463 $ 10,137
7541534.SQ.FTS.B, Zero Cpn, 8/28/25 ... 1,059 910
7541560.SQ.FTS.B, Zero Cpn, 8/28/25 ... 8,907 8,552
7541643.SQ.FTS.B, Zero Cpn, 8/28/25 ... 581 573
7541658.SQ.FTS.B, Zero Cpn, 8/28/25 ... 26,455 23,245
7541931.SQ.FTS.B, Zero Cpn, 8/28/25 ... 33,674 32,521
7542464.SQ.FTS.B, Zero Cpn, 8/28/25 ... 4,786 4,567
7542569.SQ.FTS.B, Zero Cpn, 8/28/25 ... 4,041 3,709
7542682.SQ.FTS.B, Zero Cpn, 8/28/25 ... 13,341 12,788
7542971.SQ.FTS.B, Zero Cpn, 8/28/25 ... 1,066 1,046
7543137.SQ.FTS.B, Zero Cpn, 8/28/25 ... 6,698 6,523
7543385.SQ.FTS.B, Zero Cpn, 8/28/25 ... 5,575 5,368
7543558.SQ.FTS.B, Zero Cpn, 8/28/25 ... 1,952 1,822
7543584.SQ.FTS.B, Zero Cpn, 8/28/25 ... 2,129 2,031
7543618.SQ.FTS.B, Zero Cpn, 8/28/25 ... 3,312 3,146
7546116.SQ.FTS.B, Zero Cpn, 8/29/25 ... 13,948 13,535
7546390.SQ.FTS.B, Zero Cpn, 8/29/25 ... 2,948 2,858
7546464.SQ.FTS.B, Zero Cpn, 8/29/25 ... 2,625 2,555
7546553.SQ.FTS.B, Zero Cpn, 8/29/25 ... 236 230
7546560.SQ.FTS.B, Zero Cpn, 8/29/25 ... 1,951 1,888
7546612.SQ.FTS.B, Zero Cpn, 8/29/25 ... 920 903
7546665.SQ.FTS.B, Zero Cpn, 8/29/25 ... 17,830 17,095
7547304.SQ.FTS.B, Zero Cpn, 8/29/25 ... 795 676
7547341.SQ.FTS.B, Zero Cpn, 8/29/25 ... 987 912
7547379.SQ.FTS.B, Zero Cpn, 8/29/25 ... 745 736
7547405.SQ.FTS.B, Zero Cpn, 8/29/25 ... 5,195 4,983
7547592.SQ.FTS.B, Zero Cpn, 8/29/25 ... 10,745 10,306
7547912.SQ.FTS.B, Zero Cpn, 8/29/25 ... 6,870 6,413
7548111.SQ.FTS.B, Zero Cpn, 8/29/25 ... 3,130 3,040
7548161.SQ.FTS.B, Zero Cpn, 8/29/25 ... 13,822 13,150
7548326.SQ.FTS.B, Zero Cpn, 8/29/25 ... 2,862 2,803
7548488.SQ.FTS.B, Zero Cpn, 8/29/25 ... 266 259
7548493.SQ.FTS.B, Zero Cpn, 8/29/25 ... 27,980 27,176
7548982.SQ.FTS.B, Zero Cpn, 8/29/25 ... 8,512 8,263
7549186.SQ.FTS.B, Zero Cpn, 8/29/25 ... 11,296 11,099
7549454.SQ.FTS.B, Zero Cpn, 8/29/25 ... 9,178 8,760
7549723.SQ.FTS.B, Zero Cpn, 8/29/25 ... 2,322 2,243
7549775.SQ.FTS.B, Zero Cpn, 8/29/25 ... 39,917 38,285
7550496.SQ.FTS.B, Zero Cpn, 9/01/25 ... 884 851
7550520.SQ.FTS.B, Zero Cpn, 9/01/25 ... 8,791 8,051
7550899.SQ.FTS.B, Zero Cpn, 9/01/25 ... 3,786 3,554
7550967.SQ.FTS.B, Zero Cpn, 9/01/25 ... 5,213 4,274
7551122.SQ.FTS.B, Zero Cpn, 9/01/25 ... 1,294 1,262
7551202.SQ.FTS.B, Zero Cpn, 9/01/25 ... 4,864 4,773
7551322.SQ.FTS.B, Zero Cpn, 9/01/25 ... 3,181 3,112
7551516.SQ.FTS.B, Zero Cpn, 9/01/25 ... 1,293 1,259
7551613.SQ.FTS.B, Zero Cpn, 9/01/25 ... 4,666 3,690
7551743.SQ.FTS.B, Zero Cpn, 9/01/25 ... 1,334 1,175
7551819.SQ.FTS.B, Zero Cpn, 9/01/25 ... 5,265 5,170
7551974.SQ.FTS.B, Zero Cpn, 9/01/25 ... 2,156 2,096
7552061.SQ.FTS.B, Zero Cpn, 9/01/25 ... 4,188 4,073
7552156.SQ.FTS.B, Zero Cpn, 9/01/25 ... 4,157 3,228
7552242.SQ.FTS.B, Zero Cpn, 9/01/25 ... 2,310 2,284
7552298.SQ.FTS.B, Zero Cpn, 9/01/25 ... 31,586 30,216
7552708.SQ.FTS.B, Zero Cpn, 9/01/25 ... 2,359 1,819
7552739.SQ.FTS.B, Zero Cpn, 9/01/25 ... 1,458 1,277
7552757.SQ.FTS.B, Zero Cpn, 9/01/25 ... 2,047 1,990
7552826.SQ.FTS.B, Zero Cpn, 9/01/25 ... 1,586 1,530

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7552980.SQ.FTS.B, Zero Cpn, 9/01/25 ... $ 3,935 $ 3,829
7553007.SQ.FTS.B, Zero Cpn, 9/01/25 ... 40,465 39,198
7553806.SQ.FTS.B, Zero Cpn, 9/01/25 ... 26,578 25,524
7554271.SQ.FTS.B, Zero Cpn, 9/01/25 ... 371 366
7554284.SQ.FTS.B, Zero Cpn, 9/01/25 ... 2,397 2,306
7554320.SQ.FTS.B, Zero Cpn, 9/01/25 ... 13,754 11,172
7554486.SQ.FTS.B, Zero Cpn, 9/01/25 ... 967 929
7554511.SQ.FTS.B, Zero Cpn, 9/02/25 ... 14,105 13,214
7554705.SQ.FTS.B, Zero Cpn, 9/02/25 ... 4,301 3,144
7554749.SQ.FTS.B, Zero Cpn, 9/02/25 ... 6,483 6,346
7554901.SQ.FTS.B, Zero Cpn, 9/02/25 ... 533 522
7554913.SQ.FTS.B, Zero Cpn, 9/02/25 ... 1,058 1,001
7554938.SQ.FTS.B, Zero Cpn, 9/02/25 ... 5,618 5,426
7555045.SQ.FTS.B, Zero Cpn, 9/02/25 ... 1,353 1,305
7555151.SQ.FTS.B, Zero Cpn, 9/02/25 ... 10,301 10,025
7555358.SQ.FTS.B, Zero Cpn, 9/02/25 ... 1,053 1,027
7555386.SQ.FTS.B, Zero Cpn, 9/02/25 ... 2,478 2,396
7555456.SQ.FTS.B, Zero Cpn, 9/02/25 ... 4,081 3,859
7555534.SQ.FTS.B, Zero Cpn, 9/02/25 ... 6,062 5,961
7555758.SQ.FTS.B, Zero Cpn, 9/03/25 ... 1,043 1,016
7555788.SQ.FTS.B, Zero Cpn, 9/03/25 ... 9,562 9,379
7556021.SQ.FTS.B, Zero Cpn, 9/03/25 ... 8,250 7,995
7556199.SQ.FTS.B, Zero Cpn, 9/03/25 ... 9,969 7,295
7556366.SQ.FTS.B, Zero Cpn, 9/03/25 ... 3,136 3,048
7556450.SQ.FTS.B, Zero Cpn, 9/03/25 ... 4,140 3,435
7556607.SQ.FTS.B, Zero Cpn, 9/03/25 ... 3,603 3,389
7556673.SQ.FTS.B, Zero Cpn, 9/03/25 ... 6,181 4,464
7556765.SQ.FTS.B, Zero Cpn, 9/03/25 ... 4,761 4,649
7556878.SQ.FTS.B, Zero Cpn, 9/03/25 ... 1,675 1,604
7556933.SQ.FTS.B, Zero Cpn, 9/04/25 ... 912 880
7556968.SQ.FTS.B, Zero Cpn, 9/04/25 ... 1,001 950
7556990.SQ.FTS.B, Zero Cpn, 9/04/25 ... 6,913 5,522
7557081.SQ.FTS.B, Zero Cpn, 9/04/25 ... 1,766 1,701
7557116.SQ.FTS.B, Zero Cpn, 9/04/25 ... 1,032 1,002
7557138.SQ.FTS.B, Zero Cpn, 9/04/25 ... 4,358 4,276
7557240.SQ.FTS.B, Zero Cpn, 9/04/25 ... 12,448 11,479
7558015.SQ.FTS.B, Zero Cpn, 9/04/25 ... 3,608 3,184
7558113.SQ.FTS.B, Zero Cpn, 9/04/25 ... 17,302 16,050
7558684.SQ.FTS.B, Zero Cpn, 9/04/25 ... 3,306 3,176
7558830.SQ.FTS.B, Zero Cpn, 9/04/25 ... 9,075 8,624
7559058.SQ.FTS.B, Zero Cpn, 9/04/25 ... 9,097 8,708
7559248.SQ.FTS.B, Zero Cpn, 9/04/25 ... 7,942 7,761
7559440.SQ.FTS.B, Zero Cpn, 9/04/25 ... 2,343 2,298
7559616.SQ.FTS.B, Zero Cpn, 9/04/25 ... 891 876
7559691.SQ.FTS.B, Zero Cpn, 9/04/25 ... 19,376 19,123
7560249.SQ.FTS.B, Zero Cpn, 9/04/25 ... 1,243 1,173
7560273.SQ.FTS.B, Zero Cpn, 9/04/25 ... 1,088 1,067
7560307.SQ.FTS.B, Zero Cpn, 9/04/25 ... 1,945 1,862
7560380.SQ.FTS.B, Zero Cpn, 9/04/25 ... 2,929 2,700
7560455.SQ.FTS.B, Zero Cpn, 9/04/25 ... 4,538 3,082
7560619.SQ.FTS.B, Zero Cpn, 9/04/25 ... 3,324 3,256
7560745.SQ.FTS.B, Zero Cpn, 9/04/25 ... 4,985 4,873
7560903.SQ.FTS.B, Zero Cpn, 9/04/25 ... 4,618 4,511
7561000.SQ.FTS.B, Zero Cpn, 9/05/25 ... 1,555 1,493
7561057.SQ.FTS.B, Zero Cpn, 9/05/25 ... 126 124
7561072.SQ.FTS.B, Zero Cpn, 9/05/25 ... 6,756 6,289
7561161.SQ.FTS.B, Zero Cpn, 9/05/25 ... 875 856
7561192.SQ.FTS.B, Zero Cpn, 9/05/25 ... 13,976 13,588
Description
Principal
Amount Value
Block, Inc. (continued)
7561611.SQ.FTS.B, Zero Cpn, 9/05/25 ... $ 16,638 $ 16,093
7561998.SQ.FTS.B, Zero Cpn, 9/05/25 ... 3,255 3,048
7562085.SQ.FTS.B, Zero Cpn, 9/05/25 ... 830 822
7562156.SQ.FTS.B, Zero Cpn, 9/05/25 ... 7,130 6,675
7562397.SQ.FTS.B, Zero Cpn, 9/05/25 ... 1,092 1,058
7562470.SQ.FTS.B, Zero Cpn, 9/05/25 ... 13,993 13,734
7562851.SQ.FTS.B, Zero Cpn, 9/05/25 ... 1,947 1,914
7562875.SQ.FTS.B, Zero Cpn, 9/05/25 ... 2,319 2,236
7562903.SQ.FTS.B, Zero Cpn, 9/05/25 ... 6,547 5,672
7563080.SQ.FTS.B, Zero Cpn, 9/05/25 ... 2,859 2,764
7563190.SQ.FTS.B, Zero Cpn, 9/05/25 ... 1,032 1,010
7563219.SQ.FTS.B, Zero Cpn, 9/05/25 ... 807 776
7563230.SQ.FTS.B, Zero Cpn, 9/05/25 ... 1,496 1,244
7563270.SQ.FTS.B, Zero Cpn, 9/05/25 ... 759 709
7563293.SQ.FTS.B, Zero Cpn, 9/05/25 ... 1,913 1,862
7563352.SQ.FTS.B, Zero Cpn, 9/05/25 ... 15,671 15,266
7563566.SQ.FTS.B, Zero Cpn, 9/05/25 ... 53,944 50,677
7564162.SQ.FTS.B, Zero Cpn, 9/05/25 ... 1,033 977
7564172.SQ.FTS.B, Zero Cpn, 9/05/25 ... 4,266 3,547
7564206.SQ.FTS.B, Zero Cpn, 9/05/25 ... 18,861 17,686
7564502.SQ.FTS.B, Zero Cpn, 9/05/25 ... 9,062 8,682
7564608.SQ.FTS.B, Zero Cpn, 9/05/25 ... 8,703 8,302
7564705.SQ.FTS.B, Zero Cpn, 9/05/25 ... 19,251 18,644
7565115.SQ.FTS.B, Zero Cpn, 9/06/25 ... 3,195 3,095
7565189.SQ.FTS.B, Zero Cpn, 9/06/25 ... 1,574 1,520
7565300.SQ.FTS.B, Zero Cpn, 9/06/25 ... 6,681 6,581
7565613.SQ.FTS.B, Zero Cpn, 9/06/25 ... 3,716 2,732
7565635.SQ.FTS.B, Zero Cpn, 9/06/25 ... 985 952
7565647.SQ.FTS.B, Zero Cpn, 9/06/25 ... 1,435 1,373
7565691.SQ.FTS.B, Zero Cpn, 9/06/25 ... 6,560 6,352
7565784.SQ.FTS.B, Zero Cpn, 9/06/25 ... 2,860 2,765
7565820.SQ.FTS.B, Zero Cpn, 9/06/25 ... 893 871
7565850.SQ.FTS.B, Zero Cpn, 9/06/25 ... 1,306 1,248
7565863.SQ.FTS.B, Zero Cpn, 9/06/25 ... 14,363 13,865
7566284.SQ.FTS.B, Zero Cpn, 9/06/25 ... 8,567 8,178
7566426.SQ.FTS.B, Zero Cpn, 9/06/25 ... 1,198 1,168
7566456.SQ.FTS.B, Zero Cpn, 9/06/25 ... 1,638 1,595
7566483.SQ.FTS.B, Zero Cpn, 9/06/25 ... 17,871 16,453
7566801.SQ.FTS.B, Zero Cpn, 9/06/25 ... 794 550
7566811.SQ.FTS.B, Zero Cpn, 9/06/25 ... 1,829 1,766
7566827.SQ.FTS.B, Zero Cpn, 9/06/25 ... 4,486 4,347
7566879.SQ.FTS.B, Zero Cpn, 9/06/25 ... 1,857 1,804
7566928.SQ.FTS.B, Zero Cpn, 9/06/25 ... 1,604 1,538
7566968.SQ.FTS.B, Zero Cpn, 9/06/25 ... 2,000 1,956
7567014.SQ.FTS.B, Zero Cpn, 9/06/25 ... 30,312 29,310
7567355.SQ.FTS.B, Zero Cpn, 9/06/25 ... 1,766 1,725
7567425.SQ.FTS.B, Zero Cpn, 9/06/25 ... 10,746 10,468
7567603.SQ.FTS.B, Zero Cpn, 9/06/25 ... 1,375 1,347
7567627.SQ.FTS.B, Zero Cpn, 9/06/25 ... 19,870 19,084
7567904.SQ.FTS.B, Zero Cpn, 9/06/25 ... 5,149 4,526
7568007.SQ.FTS.B, Zero Cpn, 9/06/25 ... 2,100 1,966
7568274.SQ.FTS.B, Zero Cpn, 9/06/25 ... 16,728 15,782
7568509.SQ.FTS.B, Zero Cpn, 9/06/25 ... 5,089 5,018
7568596.SQ.FTS.B, Zero Cpn, 9/06/25 ... 5,980 5,502
7568632.SQ.FTS.B, Zero Cpn, 9/06/25 ... 472 284
7568640.SQ.FTS.B, Zero Cpn, 9/06/25 ... 1,882 1,843
7568679.SQ.FTS.B, Zero Cpn, 9/06/25 ... 5,352 5,159
7570952.SQ.FTS.B, Zero Cpn, 9/07/25 ... 799 768

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7570992.SQ.FTS.B, Zero Cpn, 9/07/25 ... $ 5,540 $ 5,164
7571073.SQ.FTS.B, Zero Cpn, 9/07/25 ... 1,300 1,245
7571104.SQ.FTS.B, Zero Cpn, 9/07/25 ... 1,754 1,708
7571158.SQ.FTS.B, Zero Cpn, 9/07/25 ... 2,678 2,640
7571247.SQ.FTS.B, Zero Cpn, 9/07/25 ... 21,204 20,689
7571562.SQ.FTS.B, Zero Cpn, 9/07/25 ... 67,924 65,807
7573016.SQ.FTS.B, Zero Cpn, 9/07/25 ... 2,655 2,577
7573069.SQ.FTS.B, Zero Cpn, 9/07/25 ... 1,255 1,224
7573095.SQ.FTS.B, Zero Cpn, 9/07/25 ... 1,764 1,721
7573146.SQ.FTS.B, Zero Cpn, 9/07/25 ... 5,694 4,118
7573203.SQ.FTS.B, Zero Cpn, 9/07/25 ... 5,861 5,706
7573279.SQ.FTS.B, Zero Cpn, 9/07/25 ... 8,687 8,389
7573400.SQ.FTS.B, Zero Cpn, 9/07/25 ... 3,414 3,256
7573469.SQ.FTS.B, Zero Cpn, 9/07/25 ... 4,825 4,566
7573559.SQ.FTS.B, Zero Cpn, 9/07/25 ... 615 608
7573584.SQ.FTS.B, Zero Cpn, 9/07/25 ... 4,835 4,593
7573661.SQ.FTS.B, Zero Cpn, 9/07/25 ... 4,840 4,686
7573697.SQ.FTS.B, Zero Cpn, 9/07/25 ... 7,198 6,780
7573801.SQ.FTS.B, Zero Cpn, 9/07/25 ... 14,773 14,424
7573932.SQ.FTS.B, Zero Cpn, 9/07/25 ... 5,118 4,943
7573974.SQ.FTS.B, Zero Cpn, 9/07/25 ... 1,254 1,223
7573987.SQ.FTS.B, Zero Cpn, 9/07/25 ... 2,512 2,454
7574020.SQ.FTS.B, Zero Cpn, 9/07/25 ... 2,498 2,424
7574348.SQ.FTS.B, Zero Cpn, 9/07/25 ... 5,096 4,877
7574387.SQ.FTS.B, Zero Cpn, 9/07/25 ... 1,833 1,749
7574430.SQ.FTS.B, Zero Cpn, 9/07/25 ... 3,453 3,312
7574468.SQ.FTS.B, Zero Cpn, 9/07/25 ... 3,773 3,725
7574527.SQ.FTS.B, Zero Cpn, 9/07/25 ... 12,073 3,865
7574647.SQ.FTS.B, Zero Cpn, 9/07/25 ... 2,430 1,759
7574669.SQ.FTS.B, Zero Cpn, 9/07/25 ... 3,640 3,516
7574775.SQ.FTS.B, Zero Cpn, 9/08/25 ... 30,216 26,793
7575028.SQ.FTS.B, Zero Cpn, 9/08/25 ... 3,589 3,486
7575077.SQ.FTS.B, Zero Cpn, 9/08/25 ... 1,508 1,409
7575088.SQ.FTS.B, Zero Cpn, 9/08/25 ... 1,519 1,469
7575120.SQ.FTS.B, Zero Cpn, 9/08/25 ... 8,635 8,493
7575539.SQ.FTS.B, Zero Cpn, 9/08/25 ... 8,111 7,749
7575766.SQ.FTS.B, Zero Cpn, 9/08/25 ... 2,036 2,007
7575918.SQ.FTS.B, Zero Cpn, 9/08/25 ... 1,830 1,797
7576008.SQ.FTS.B, Zero Cpn, 9/08/25 ... 4,226 4,078
7576112.SQ.FTS.B, Zero Cpn, 9/08/25 ... 777 745
7576126.SQ.FTS.B, Zero Cpn, 9/08/25 ... 8,987 8,655
7576374.SQ.FTS.B, Zero Cpn, 9/08/25 ... 2,023 1,658
7576410.SQ.FTS.B, Zero Cpn, 9/08/25 ... 17,765 17,131
7576764.SQ.FTS.B, Zero Cpn, 9/08/25 ... 1,854 1,812
7576806.SQ.FTS.B, Zero Cpn, 9/08/25 ... 10,724 10,288
7576888.SQ.FTS.B, Zero Cpn, 9/08/25 ... 16,077 15,877
7577129.SQ.FTS.B, Zero Cpn, 9/08/25 ... 987 925
7577140.SQ.FTS.B, Zero Cpn, 9/08/25 ... 42,740 41,885
7577954.SQ.FTS.B, Zero Cpn, 9/08/25 ... 6,137 5,856
7578017.SQ.FTS.B, Zero Cpn, 9/08/25 ... 11,148 10,933
7578198.SQ.FTS.B, Zero Cpn, 9/08/25 ... 2,509 2,475
7578271.SQ.FTS.B, Zero Cpn, 9/08/25 ... 5,350 5,247
7578388.SQ.FTS.B, Zero Cpn, 9/08/25 ... 926 626
7578413.SQ.FTS.B, Zero Cpn, 9/09/25 ... 6,315 6,043
7578499.SQ.FTS.B, Zero Cpn, 9/09/25 ... 6,346 6,244
7578624.SQ.FTS.B, Zero Cpn, 9/09/25 ... 2,596 2,083
7578647.SQ.FTS.B, Zero Cpn, 9/09/25 ... 1,236 1,179
7578652.SQ.FTS.B, Zero Cpn, 9/09/25 ... 2,842 2,760
Description
Principal
Amount Value
Block, Inc. (continued)
7578713.SQ.FTS.B, Zero Cpn, 9/09/25 ... $ 630 $ 615
7578730.SQ.FTS.B, Zero Cpn, 9/09/25 ... 22,574 21,950
7579124.SQ.FTS.B, Zero Cpn, 9/09/25 ... 1,438 1,405
7579146.SQ.FTS.B, Zero Cpn, 9/09/25 ... 667 633
7579159.SQ.FTS.B, Zero Cpn, 9/09/25 ... 773 740
7579169.SQ.FTS.B, Zero Cpn, 9/09/25 ... 1,715 1,341
7579197.SQ.FTS.B, Zero Cpn, 9/09/25 ... 20,255 17,185
7579437.SQ.FTS.B, Zero Cpn, 9/10/25 ... 3,787 3,629
7579492.SQ.FTS.B, Zero Cpn, 9/10/25 ... 8,343 8,034
7579616.SQ.FTS.B, Zero Cpn, 9/10/25 ... 591 575
7579640.SQ.FTS.B, Zero Cpn, 9/10/25 ... 4,759 4,618
7579726.SQ.FTS.B, Zero Cpn, 9/10/25 ... 6,135 5,861
7579818.SQ.FTS.B, Zero Cpn, 9/10/25 ... 3,828 3,714
7579877.SQ.FTS.B, Zero Cpn, 9/10/25 ... 10,838 10,140
7580042.SQ.FTS.B, Zero Cpn, 9/10/25 ... 2,264 2,237
7580135.SQ.FTS.B, Zero Cpn, 9/10/25 ... 5,410 4,981
7580206.SQ.FTS.B, Zero Cpn, 9/10/25 ... 3,616 3,548
7580271.SQ.FTS.B, Zero Cpn, 9/10/25 ... 704 688
7580282.SQ.FTS.B, Zero Cpn, 9/10/25 ... 14,422 13,163
7580695.SQ.FTS.B, Zero Cpn, 9/11/25 ... 6,601 6,350
7580891.SQ.FTS.B, Zero Cpn, 9/11/25 ... 8,384 8,136
7581325.SQ.FTS.B, Zero Cpn, 9/11/25 ... 3,376 3,193
7581669.SQ.FTS.B, Zero Cpn, 9/11/25 ... 1,086 1,068
7581697.SQ.FTS.B, Zero Cpn, 9/11/25 ... 1,847 1,809
7581750.SQ.FTS.B, Zero Cpn, 9/11/25 ... 867 822
7581779.SQ.FTS.B, Zero Cpn, 9/11/25 ... 4,853 4,700
7581886.SQ.FTS.B, Zero Cpn, 9/11/25 ... 1,004 966
7581919.SQ.FTS.B, Zero Cpn, 9/11/25 ... 1,892 1,853
7582015.SQ.FTS.B, Zero Cpn, 9/11/25 ... 5,246 4,775
7583179.SQ.FTS.B, Zero Cpn, 9/11/25 ... 8,739 8,266
7583356.SQ.FTS.B, Zero Cpn, 9/11/25 ... 14,321 13,505
7583700.SQ.FTS.B, Zero Cpn, 9/11/25 ... 5,439 5,284
7583777.SQ.FTS.B, Zero Cpn, 9/11/25 ... 5,750 5,475
7584109.SQ.FTS.B, Zero Cpn, 9/11/25 ... 1,932 1,858
7584370.SQ.FTS.B, Zero Cpn, 9/12/25 ... 1,931 1,878
7584421.SQ.FTS.B, Zero Cpn, 9/12/25 ... 7,877 7,658
7584753.SQ.FTS.B, Zero Cpn, 9/12/25 ... 1,974 1,905
7584835.SQ.FTS.B, Zero Cpn, 9/12/25 ... 949 907
7584854.SQ.FTS.B, Zero Cpn, 9/12/25 ... 850 804
7584875.SQ.FTS.B, Zero Cpn, 9/12/25 ... 2,038 1,986
7584990.SQ.FTS.B, Zero Cpn, 9/12/25 ... 19,065 18,603
7585629.SQ.FTS.B, Zero Cpn, 9/12/25 ... 7,516 7,254
7585777.SQ.FTS.B, Zero Cpn, 9/12/25 ... 6,016 5,799
7585848.SQ.FTS.B, Zero Cpn, 9/12/25 ... 1,591 1,537
7585880.SQ.FTS.B, Zero Cpn, 9/12/25 ... 2,910 2,852
7585942.SQ.FTS.B, Zero Cpn, 9/12/25 ... 464 459
7585995.SQ.FTS.B, Zero Cpn, 9/12/25 ... 2,677 2,646
7586080.SQ.FTS.B, Zero Cpn, 9/12/25 ... 6,530 5,740
7586158.SQ.FTS.B, Zero Cpn, 9/12/25 ... 4,672 4,538
7586243.SQ.FTS.B, Zero Cpn, 9/12/25 ... 1,921 1,856
7586273.SQ.FTS.B, Zero Cpn, 9/12/25 ... 29,174 28,188
7586785.SQ.FTS.B, Zero Cpn, 9/12/25 ... 9,725 7,489
7586862.SQ.FTS.B, Zero Cpn, 9/12/25 ... 10,241 9,938
7586967.SQ.FTS.B, Zero Cpn, 9/12/25 ... 22,353 21,596
7587307.SQ.FTS.B, Zero Cpn, 9/12/25 ... 48,237 42,302
7587680.SQ.FTS.B, Zero Cpn, 9/12/25 ... 3,665 2,581
7587725.SQ.FTS.B, Zero Cpn, 9/12/25 ... 2,630 2,536
7587874.SQ.FTS.B, Zero Cpn, 9/12/25 ... 4,833 4,504

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7587926.SQ.FTS.B, Zero Cpn, 9/12/25 ... $ 9,985 $ 9,358
7588065.SQ.FTS.B, Zero Cpn, 9/12/25 ... 2,581 2,513
7588083.SQ.FTS.B, Zero Cpn, 9/12/25 ... 1,126 1,046
7588089.SQ.FTS.B, Zero Cpn, 9/12/25 ... 674 657
7588096.SQ.FTS.B, Zero Cpn, 9/12/25 ... 1,855 1,800
7588149.SQ.FTS.B, Zero Cpn, 9/13/25 ... 31,346 30,538
7588952.SQ.FTS.B, Zero Cpn, 9/13/25 ... 18,914 17,908
7589274.SQ.FTS.B, Zero Cpn, 9/13/25 ... 736 724
7589297.SQ.FTS.B, Zero Cpn, 9/13/25 ... 8,246 8,056
7589464.SQ.FTS.B, Zero Cpn, 9/13/25 ... 14,674 14,299
7589651.SQ.FTS.B, Zero Cpn, 9/13/25 ... 2,449 2,333
7589665.SQ.FTS.B, Zero Cpn, 9/13/25 ... 26,586 24,797
7589931.SQ.FTS.B, Zero Cpn, 9/13/25 ... 5,563 5,415
7590038.SQ.FTS.B, Zero Cpn, 9/13/25 ... 856 830
7590078.SQ.FTS.B, Zero Cpn, 9/13/25 ... 765 660
7590081.SQ.FTS.B, Zero Cpn, 9/13/25 ... 1,324 1,287
7590102.SQ.FTS.B, Zero Cpn, 9/13/25 ... 2,917 2,796
7590122.SQ.FTS.B, Zero Cpn, 9/13/25 ... 4,602 4,203
7590164.SQ.FTS.B, Zero Cpn, 9/13/25 ... 1,617 1,573
7590174.SQ.FTS.B, Zero Cpn, 9/13/25 ... 7,270 5,758
7590215.SQ.FTS.B, Zero Cpn, 9/13/25 ... 3,233 2,440
7590233.SQ.FTS.B, Zero Cpn, 9/13/25 ... 1,680 1,458
7590257.SQ.FTS.B, Zero Cpn, 9/13/25 ... 8,060 7,425
7590306.SQ.FTS.B, Zero Cpn, 9/13/25 ... 75,457 72,740
7590804.SQ.FTS.B, Zero Cpn, 9/13/25 ... 3,648 3,063
7590830.SQ.FTS.B, Zero Cpn, 9/13/25 ... 1,906 1,877
7593263.SQ.FTS.B, Zero Cpn, 9/14/25 ... 16,218 15,175
7593393.SQ.FTS.B, Zero Cpn, 9/14/25 ... 10,631 10,421
7593546.SQ.FTS.B, Zero Cpn, 9/14/25 ... 1,011 1,001
7593581.SQ.FTS.B, Zero Cpn, 9/14/25 ... 5,099 4,927
7593669.SQ.FTS.B, Zero Cpn, 9/14/25 ... 1,420 1,382
7593710.SQ.FTS.B, Zero Cpn, 9/14/25 ... 6,614 6,375
7593837.SQ.FTS.B, Zero Cpn, 9/14/25 ... 19,017 18,265
7594395.SQ.FTS.B, Zero Cpn, 9/14/25 ... 936 914
7594422.SQ.FTS.B, Zero Cpn, 9/14/25 ... 1,061 1,046
7594482.SQ.FTS.B, Zero Cpn, 9/14/25 ... 11,287 10,933
7594673.SQ.FTS.B, Zero Cpn, 9/14/25 ... 29,204 28,164
7595236.SQ.FTS.B, Zero Cpn, 9/14/25 ... 3,432 3,149
7595258.SQ.FTS.B, Zero Cpn, 9/14/25 ... 25,481 24,996
7595571.SQ.FTS.B, Zero Cpn, 9/14/25 ... 6,086 5,814
7595607.SQ.FTS.B, Zero Cpn, 9/14/25 ... 12,957 11,398
7595718.SQ.FTS.B, Zero Cpn, 9/14/25 ... 17,385 16,558
7596066.SQ.FTS.B, Zero Cpn, 9/14/25 ... 1,830 1,784
7596094.SQ.FTS.B, Zero Cpn, 9/14/25 ... 37,521 36,099
7596509.SQ.FTS.B, Zero Cpn, 9/14/25 ... 10,185 9,640
7596689.SQ.FTS.B, Zero Cpn, 9/14/25 ... 2,360 2,277
7596734.SQ.FTS.B, Zero Cpn, 9/14/25 ... 5,518 5,120
7596839.SQ.FTS.B, Zero Cpn, 9/14/25 ... 6,583 6,157
7596958.SQ.FTS.B, Zero Cpn, 9/14/25 ... 3,548 3,484
7597189.SQ.FTS.B, Zero Cpn, 9/15/25 ... 1,742 1,713
7597222.SQ.FTS.B, Zero Cpn, 9/15/25 ... 10,272 9,997
7597383.SQ.FTS.B, Zero Cpn, 9/15/25 ... 4,501 4,313
7597519.SQ.FTS.B, Zero Cpn, 9/15/25 ... 1,192 1,037
7597545.SQ.FTS.B, Zero Cpn, 9/15/25 ... 1,093 1,058
7597577.SQ.FTS.B, Zero Cpn, 9/15/25 ... 3,426 3,283
7597680.SQ.FTS.B, Zero Cpn, 9/15/25 ... 6,245 6,022
7597989.SQ.FTS.B, Zero Cpn, 9/15/25 ... 988 953
7598015.SQ.FTS.B, Zero Cpn, 9/15/25 ... 6,124 5,947
Description
Principal
Amount Value
Block, Inc. (continued)
7598220.SQ.FTS.B, Zero Cpn, 9/15/25 ... $ 1,398 $ 1,377
7598262.SQ.FTS.B, Zero Cpn, 9/15/25 ... 8,015 7,812
7598425.SQ.FTS.B, Zero Cpn, 9/15/25 ... 22,692 21,679
7598647.SQ.FTS.B, Zero Cpn, 9/15/25 ... 4,512 4,438
7598723.SQ.FTS.B, Zero Cpn, 9/15/25 ... 3,865 3,592
7598742.SQ.FTS.B, Zero Cpn, 9/15/25 ... 2,607 1,959
7598765.SQ.FTS.B, Zero Cpn, 9/15/25 ... 9,776 7,216
7598867.SQ.FTS.B, Zero Cpn, 9/15/25 ... 47,182 44,815
7599428.SQ.FTS.B, Zero Cpn, 9/15/25 ... 1,683 1,623
7599586.SQ.FTS.B, Zero Cpn, 9/15/25 ... 74,302 70,780
7599950.SQ.FTS.B, Zero Cpn, 9/16/25 ... 13,574 12,950
7600106.SQ.FTS.B, Zero Cpn, 9/16/25 ... 1,375 1,357
7600141.SQ.FTS.B, Zero Cpn, 9/16/25 ... 9,656 9,498
7600301.SQ.FTS.B, Zero Cpn, 9/16/25 ... 3,250 3,146
7600365.SQ.FTS.B, Zero Cpn, 9/16/25 ... 1,710 1,675
7600436.SQ.FTS.B, Zero Cpn, 9/16/25 ... 829 801
7600446.SQ.FTS.B, Zero Cpn, 9/16/25 ... 8,369 8,094
7600580.SQ.FTS.B, Zero Cpn, 9/16/25 ... 2,882 2,674
7600629.SQ.FTS.B, Zero Cpn, 9/16/25 ... 6,163 5,675
7600674.SQ.FTS.B, Zero Cpn, 9/16/25 ... 22,169 21,602
7600998.SQ.FTS.B, Zero Cpn, 9/16/25 ... 2,053 2,004
7601034.SQ.FTS.B, Zero Cpn, 9/17/25 ... 2,454 2,056
7601056.SQ.FTS.B, Zero Cpn, 9/17/25 ... 6,135 5,755
7601132.SQ.FTS.B, Zero Cpn, 9/17/25 ... 913 904
7601154.SQ.FTS.B, Zero Cpn, 9/17/25 ... 2,315 2,222
7601183.SQ.FTS.B, Zero Cpn, 9/17/25 ... 958 930
7601200.SQ.FTS.B, Zero Cpn, 9/17/25 ... 1,307 1,280
7601245.SQ.FTS.B, Zero Cpn, 9/17/25 ... 12,802 12,336
7601439.SQ.FTS.B, Zero Cpn, 9/17/25 ... 809 684
7601451.SQ.FTS.B, Zero Cpn, 9/17/25 ... 2,330 2,252
7601481.SQ.FTS.B, Zero Cpn, 9/17/25 ... 1,284 1,235
7601509.SQ.FTS.B, Zero Cpn, 9/17/25 ... 4,685 4,570
7601619.SQ.FTS.B, Zero Cpn, 9/17/25 ... 1,294 1,253
7601637.SQ.FTS.B, Zero Cpn, 9/17/25 ... 2,990 2,913
7601688.SQ.FTS.B, Zero Cpn, 9/17/25 ... 24,718 24,110
7603012.SQ.FTS.B, Zero Cpn, 9/18/25 ... 1,263 1,236
7603028.SQ.FTS.B, Zero Cpn, 9/18/25 ... 27,740 26,608
7603665.SQ.FTS.B, Zero Cpn, 9/18/25 ... 4,298 4,180
7603759.SQ.FTS.B, Zero Cpn, 9/18/25 ... 3,244 3,158
7603828.SQ.FTS.B, Zero Cpn, 9/18/25 ... 53,827 49,459
7604489.SQ.FTS.B, Zero Cpn, 9/18/25 ... 17,802 16,937
7604762.SQ.FTS.B, Zero Cpn, 9/18/25 ... 1,723 1,689
7605868.SQ.FTS.B, Zero Cpn, 9/19/25 ... 6,491 6,335
7606066.SQ.FTS.B, Zero Cpn, 9/19/25 ... 5,056 4,863
7606193.SQ.FTS.B, Zero Cpn, 9/19/25 ... 3,330 3,281
7606278.SQ.FTS.B, Zero Cpn, 9/19/25 ... 8,340 8,025
7606520.SQ.FTS.B, Zero Cpn, 9/19/25 ... 1,475 1,447
7606561.SQ.FTS.B, Zero Cpn, 9/19/25 ... 2,466 2,404
7606681.SQ.FTS.B, Zero Cpn, 9/19/25 ... 588 583
7606716.SQ.FTS.B, Zero Cpn, 9/19/25 ... 2,242 1,620
7606796.SQ.FTS.B, Zero Cpn, 9/19/25 ... 1,841 1,793
7606836.SQ.FTS.B, Zero Cpn, 9/19/25 ... 5,119 4,888
7606938.SQ.FTS.B, Zero Cpn, 9/19/25 ... 4,369 2,976
7606967.SQ.FTS.B, Zero Cpn, 9/19/25 ... 1,738 1,688
7606993.SQ.FTS.B, Zero Cpn, 9/19/25 ... 920 772
7607003.SQ.FTS.B, Zero Cpn, 9/19/25 ... 2,421 2,326
7607046.SQ.FTS.B, Zero Cpn, 9/19/25 ... 939 921
7607096.SQ.FTS.B, Zero Cpn, 9/19/25 ... 15,904 15,421

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7607511.SQ.FTS.B, Zero Cpn, 9/19/25 ... $ 14,586 $ 14,200
7607703.SQ.FTS.B, Zero Cpn, 9/19/25 ... 8,382 8,209
7607791.SQ.FTS.B, Zero Cpn, 9/19/25 ... 808 786
7607796.SQ.FTS.B, Zero Cpn, 9/19/25 ... 2,773 2,698
7607836.SQ.FTS.B, Zero Cpn, 9/19/25 ... 1,843 1,747
7607871.SQ.FTS.B, Zero Cpn, 9/19/25 ... 58,965 50,720
7608517.SQ.FTS.B, Zero Cpn, 9/19/25 ... 3,275 3,137
7608552.SQ.FTS.B, Zero Cpn, 9/19/25 ... 14,620 14,248
7608748.SQ.FTS.B, Zero Cpn, 9/19/25 ... 33,712 25,298
7609019.SQ.FTS.B, Zero Cpn, 9/19/25 ... 6,468 6,391
7609099.SQ.FTS.B, Zero Cpn, 9/19/25 ... 3,228 3,155
7609225.SQ.FTS.B, Zero Cpn, 9/20/25 ... 13,332 12,725
7609492.SQ.FTS.B, Zero Cpn, 9/20/25 ... 1,004 948
7609540.SQ.FTS.B, Zero Cpn, 9/20/25 ... 2,308 2,148
7609595.SQ.FTS.B, Zero Cpn, 9/20/25 ... 23,280 21,985
7610204.SQ.FTS.B, Zero Cpn, 9/20/25 ... 10,759 10,308
7610377.SQ.FTS.B, Zero Cpn, 9/20/25 ... 16,705 16,029
7610678.SQ.FTS.B, Zero Cpn, 9/20/25 ... 3,581 3,495
7610722.SQ.FTS.B, Zero Cpn, 9/20/25 ... 1,136 1,123
7610756.SQ.FTS.B, Zero Cpn, 9/20/25 ... 626 611
7610764.SQ.FTS.B, Zero Cpn, 9/20/25 ... 6,151 5,957
7610885.SQ.FTS.B, Zero Cpn, 9/20/25 ... 4,051 3,956
7610916.SQ.FTS.B, Zero Cpn, 9/20/25 ... 15,121 14,799
7611097.SQ.FTS.B, Zero Cpn, 9/20/25 ... 2,650 2,301
7611133.SQ.FTS.B, Zero Cpn, 9/20/25 ... 29,965 28,845
7611385.SQ.FTS.B, Zero Cpn, 9/20/25 ... 1,259 1,181
7611409.SQ.FTS.B, Zero Cpn, 9/20/25 ... 1,013 993
7611424.SQ.FTS.B, Zero Cpn, 9/20/25 ... 4,444 4,181
7611467.SQ.FTS.B, Zero Cpn, 9/20/25 ... 2,406 2,334
7611519.SQ.FTS.B, Zero Cpn, 9/20/25 ... 72,578 70,771
7612309.SQ.FTS.B, Zero Cpn, 9/20/25 ... 3,627 3,531
7614495.SQ.FTS.B, Zero Cpn, 9/21/25 ... 938 922
7614588.SQ.FTS.B, Zero Cpn, 9/21/25 ... 5,435 5,299
7614800.SQ.FTS.B, Zero Cpn, 9/21/25 ... 865 822
7614829.SQ.FTS.B, Zero Cpn, 9/21/25 ... 5,151 4,999
7614921.SQ.FTS.B, Zero Cpn, 9/21/25 ... 8,210 8,087
7615369.SQ.FTS.B, Zero Cpn, 9/21/25 ... 566 553
7615541.SQ.FTS.B, Zero Cpn, 9/21/25 ... 2,889 2,774
7615649.SQ.FTS.B, Zero Cpn, 9/21/25 ... 4,000 3,861
7615759.SQ.FTS.B, Zero Cpn, 9/21/25 ... 33,746 32,183
7616296.SQ.FTS.B, Zero Cpn, 9/21/25 ... 21,515 20,528
7616471.SQ.FTS.B, Zero Cpn, 9/21/25 ... 234 230
7616489.SQ.FTS.B, Zero Cpn, 9/21/25 ... 2,740 1,947
7616513.SQ.FTS.B, Zero Cpn, 9/21/25 ... 357 342
7616520.SQ.FTS.B, Zero Cpn, 9/21/25 ... 1,353 1,312
7616557.SQ.FTS.B, Zero Cpn, 9/21/25 ... 11,359 9,546
7616682.SQ.FTS.B, Zero Cpn, 9/21/25 ... 28,166 25,837
7617078.SQ.FTS.B, Zero Cpn, 9/21/25 ... 47,766 46,207
7617557.SQ.FTS.B, Zero Cpn, 9/21/25 ... 10,266 9,907
7617862.SQ.FTS.B, Zero Cpn, 9/21/25 ... 3,145 3,113
7617901.SQ.FTS.B, Zero Cpn, 9/21/25 ... 2,981 2,637
7617949.SQ.FTS.B, Zero Cpn, 9/21/25 ... 4,032 3,896
7617994.SQ.FTS.B, Zero Cpn, 9/21/25 ... 15,135 14,433
7618136.SQ.FTS.B, Zero Cpn, 9/22/25 ... 8,920 8,627
7618291.SQ.FTS.B, Zero Cpn, 9/22/25 ... 6,497 6,357
7618362.SQ.FTS.B, Zero Cpn, 9/22/25 ... 6,452 6,231
7618783.SQ.FTS.B, Zero Cpn, 9/22/25 ... 5,072 4,865
7618894.SQ.FTS.B, Zero Cpn, 9/22/25 ... 2,523 2,250
Description
Principal
Amount Value
Block, Inc. (continued)
7618964.SQ.FTS.B, Zero Cpn, 9/22/25 ... $ 8,605 $ 7,490
7619173.SQ.FTS.B, Zero Cpn, 9/22/25 ... 3,780 3,703
7619295.SQ.FTS.B, Zero Cpn, 9/22/25 ... 3,843 3,753
7619406.SQ.FTS.B, Zero Cpn, 9/22/25 ... 884 855
7619423.SQ.FTS.B, Zero Cpn, 9/22/25 ... 1,222 1,179
7619488.SQ.FTS.B, Zero Cpn, 9/22/25 ... 1,078 935
7619504.SQ.FTS.B, Zero Cpn, 9/22/25 ... 9,444 9,016
7619705.SQ.FTS.B, Zero Cpn, 9/22/25 ... 975 931
7619709.SQ.FTS.B, Zero Cpn, 9/22/25 ... 1,368 1,336
7619725.SQ.FTS.B, Zero Cpn, 9/22/25 ... 2,356 2,273
7619787.SQ.FTS.B, Zero Cpn, 9/22/25 ... 6,240 6,070
7619929.SQ.FTS.B, Zero Cpn, 9/22/25 ... 143 142
7619969.SQ.FTS.B, Zero Cpn, 9/22/25 ... 654 639
7620074.SQ.FTS.B, Zero Cpn, 9/22/25 ... 9,754 9,248
7620183.SQ.FTS.B, Zero Cpn, 9/22/25 ... 32,695 30,891
7620758.SQ.FTS.B, Zero Cpn, 9/22/25 ... 6,904 6,747
7620808.SQ.FTS.B, Zero Cpn, 9/22/25 ... 7,031 6,791
7620875.SQ.FTS.B, Zero Cpn, 9/22/25 ... 1,398 1,315
7620888.SQ.FTS.B, Zero Cpn, 9/22/25 ... 1,931 1,794
7620917.SQ.FTS.B, Zero Cpn, 9/22/25 ... 5,661 5,491
7621003.SQ.FTS.B, Zero Cpn, 9/22/25 ... 2,469 2,364
7621052.SQ.FTS.B, Zero Cpn, 9/22/25 ... 1,666 1,598
7621073.SQ.FTS.B, Zero Cpn, 9/22/25 ... 29,436 26,494
7621262.SQ.FTS.B, Zero Cpn, 9/23/25 ... 769 749
7621282.SQ.FTS.B, Zero Cpn, 9/23/25 ... 3,054 2,903
7621314.SQ.FTS.B, Zero Cpn, 9/23/25 ... 771 742
7621327.SQ.FTS.B, Zero Cpn, 9/23/25 ... 6,901 6,586
7621401.SQ.FTS.B, Zero Cpn, 9/23/25 ... 2,226 2,171
7621416.SQ.FTS.B, Zero Cpn, 9/23/25 ... 2,057 2,010
7621441.SQ.FTS.B, Zero Cpn, 9/23/25 ... 7,225 6,792
7621528.SQ.FTS.B, Zero Cpn, 9/23/25 ... 433 427
7621535.SQ.FTS.B, Zero Cpn, 9/23/25 ... 6,722 6,353
7621601.SQ.FTS.B, Zero Cpn, 9/23/25 ... 3,376 3,166
7621635.SQ.FTS.B, Zero Cpn, 9/23/25 ... 878 580
7621639.SQ.FTS.B, Zero Cpn, 9/23/25 ... 2,736 2,628
7621653.SQ.FTS.B, Zero Cpn, 9/23/25 ... 6,509 6,189
7621715.SQ.FTS.B, Zero Cpn, 9/23/25 ... 1,250 1,119
7621747.SQ.FTS.B, Zero Cpn, 9/23/25 ... 3,270 2,520
7621769.SQ.FTS.B, Zero Cpn, 9/23/25 ... 8,614 7,675
7621843.SQ.FTS.B, Zero Cpn, 9/23/25 ... 1,576 1,423
7621895.SQ.FTS.B, Zero Cpn, 9/23/25 ... 8,057 7,756
7621982.SQ.FTS.B, Zero Cpn, 9/23/25 ... 2,259 2,143
7622001.SQ.FTS.B, Zero Cpn, 9/23/25 ... 328 326
7622027.SQ.FTS.B, Zero Cpn, 9/23/25 ... 1,021 1,002
7622036.SQ.FTS.B, Zero Cpn, 9/23/25 ... 4,874 4,617
7622092.SQ.FTS.B, Zero Cpn, 9/23/25 ... 8,197 7,850
7622204.SQ.FTS.B, Zero Cpn, 9/24/25 ... 4,756 4,591
7622251.SQ.FTS.B, Zero Cpn, 9/24/25 ... 4,563 4,049
7622288.SQ.FTS.B, Zero Cpn, 9/24/25 ... 1,969 1,907
7622304.SQ.FTS.B, Zero Cpn, 9/24/25 ... 9,224 8,749
7622436.SQ.FTS.B, Zero Cpn, 9/24/25 ... 2,327 2,216
7622472.SQ.FTS.B, Zero Cpn, 9/24/25 ... 8,430 6,166
7622533.SQ.FTS.B, Zero Cpn, 9/24/25 ... 7,901 7,511
7622636.SQ.FTS.B, Zero Cpn, 9/24/25 ... 2,925 2,578
7622667.SQ.FTS.B, Zero Cpn, 9/24/25 ... 20,592 19,859
7622898.SQ.FTS.B, Zero Cpn, 9/24/25 ... 7,295 7,019
7622977.SQ.FTS.B, Zero Cpn, 9/24/25 ... 1,756 1,695
7623333.SQ.FTS.B, Zero Cpn, 9/25/25 ... 857 840

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7623346.SQ.FTS.B, Zero Cpn, 9/25/25 ... $ 1,357 $ 1,184
7623364.SQ.FTS.B, Zero Cpn, 9/25/25 ... 767 750
7623381.SQ.FTS.B, Zero Cpn, 9/25/25 ... 667 627
7623388.SQ.FTS.B, Zero Cpn, 9/25/25 ... 1,736 1,700
7623462.SQ.FTS.B, Zero Cpn, 9/25/25 ... 1,785 1,726
7623506.SQ.FTS.B, Zero Cpn, 9/25/25 ... 395 390
7623536.SQ.FTS.B, Zero Cpn, 9/25/25 ... 2,675 2,495
7623594.SQ.FTS.B, Zero Cpn, 9/25/25 ... 1,576 792
7623613.SQ.FTS.B, Zero Cpn, 9/25/25 ... 917 885
7623659.SQ.FTS.B, Zero Cpn, 9/25/25 ... 3,800 3,669
7623892.SQ.FTS.B, Zero Cpn, 9/25/25 ... 2,804 2,738
7623998.SQ.FTS.B, Zero Cpn, 9/25/25 ... 7,728 7,449
7624145.SQ.FTS.B, Zero Cpn, 9/25/25 ... 15,674 14,578
7624372.SQ.FTS.B, Zero Cpn, 9/25/25 ... 4,056 3,266
7624417.SQ.FTS.B, Zero Cpn, 9/25/25 ... 2,972 2,815
7624464.SQ.FTS.B, Zero Cpn, 9/25/25 ... 47,833 46,453
7626179.SQ.FTS.B, Zero Cpn, 9/25/25 ... 1,749 1,718
7626238.SQ.FTS.B, Zero Cpn, 9/25/25 ... 2,604 2,441
7626300.SQ.FTS.B, Zero Cpn, 9/25/25 ... 2,893 2,757
7626328.SQ.FTS.B, Zero Cpn, 9/25/25 ... 3,393 3,264
7626469.SQ.FTS.B, Zero Cpn, 9/25/25 ... 7,430 6,827
7626566.SQ.FTS.B, Zero Cpn, 9/26/25 ... 1,018 989
7626624.SQ.FTS.B, Zero Cpn, 9/26/25 ... 27,090 26,487
7627107.SQ.FTS.B, Zero Cpn, 9/26/25 ... 523 510
7627124.SQ.FTS.B, Zero Cpn, 9/26/25 ... 939 876
7627133.SQ.FTS.B, Zero Cpn, 9/26/25 ... 17,264 16,815
7627716.SQ.FTS.B, Zero Cpn, 9/26/25 ... 5,801 5,738
7627922.SQ.FTS.B, Zero Cpn, 9/26/25 ... 5,782 5,527
7628053.SQ.FTS.B, Zero Cpn, 9/26/25 ... 2,299 2,154
7628146.SQ.FTS.B, Zero Cpn, 9/26/25 ... 11,216 5,797
7628295.SQ.FTS.B, Zero Cpn, 9/26/25 ... 353 350
7628418.SQ.FTS.B, Zero Cpn, 9/26/25 ... 10,448 8,552
7628477.SQ.FTS.B, Zero Cpn, 9/26/25 ... 238 235
7628489.SQ.FTS.B, Zero Cpn, 9/26/25 ... 340 332
7628496.SQ.FTS.B, Zero Cpn, 9/26/25 ... 766 748
7628558.SQ.FTS.B, Zero Cpn, 9/26/25 ... 1,294 1,233
7628599.SQ.FTS.B, Zero Cpn, 9/26/25 ... 58,397 56,247
7629166.SQ.FTS.B, Zero Cpn, 9/26/25 ... 4,983 4,796
7629219.SQ.FTS.B, Zero Cpn, 9/26/25 ... 10,101 7,869
7629342.SQ.FTS.B, Zero Cpn, 9/26/25 ... 2,246 2,202
7629416.SQ.FTS.B, Zero Cpn, 9/26/25 ... 2,092 1,969
7629438.SQ.FTS.B, Zero Cpn, 9/26/25 ... 2,067 1,993
7629492.SQ.FTS.B, Zero Cpn, 9/26/25 ... 809 777
7629516.SQ.FTS.B, Zero Cpn, 9/26/25 ... 6,492 5,836
7629614.SQ.FTS.B, Zero Cpn, 9/26/25 ... 3,493 3,286
7629659.SQ.FTS.B, Zero Cpn, 9/26/25 ... 10,129 9,722
7629796.SQ.FTS.B, Zero Cpn, 9/26/25 ... 7,931 6,895
7629894.SQ.FTS.B, Zero Cpn, 9/26/25 ... 8,453 8,129
7630046.SQ.FTS.B, Zero Cpn, 9/26/25 ... 721 700
7630048.SQ.FTS.B, Zero Cpn, 9/26/25 ... 10,928 10,665
7630271.SQ.FTS.B, Zero Cpn, 9/26/25 ... 3,417 3,367
7630326.SQ.FTS.B, Zero Cpn, 9/27/25 ... 1,923 1,871
7630400.SQ.FTS.B, Zero Cpn, 9/27/25 ... 4,801 4,683
7630486.SQ.FTS.B, Zero Cpn, 9/27/25 ... 698 674
7630492.SQ.FTS.B, Zero Cpn, 9/27/25 ... 3,667 3,528
7630508.SQ.FTS.B, Zero Cpn, 9/27/25 ... 12,287 11,814
7630715.SQ.FTS.B, Zero Cpn, 9/27/25 ... 7,447 7,106
7630875.SQ.FTS.B, Zero Cpn, 9/27/25 ... 2,778 2,742
Description
Principal
Amount Value
Block, Inc. (continued)
7631026.SQ.FTS.B, Zero Cpn, 9/27/25 ... $ 4,948 $ 3,577
7631122.SQ.FTS.B, Zero Cpn, 9/27/25 ... 3,130 3,099
7631235.SQ.FTS.B, Zero Cpn, 9/27/25 ... 27,138 26,101
7631559.SQ.FTS.B, Zero Cpn, 9/27/25 ... 848 823
7632041.SQ.FTS.B, Zero Cpn, 9/27/25 ... 9,397 9,101
7632320.SQ.FTS.B, Zero Cpn, 9/27/25 ... 2,352 2,271
7632343.SQ.FTS.B, Zero Cpn, 9/27/25 ... 11,538 10,557
7632437.SQ.FTS.B, Zero Cpn, 9/27/25 ... 43,377 42,291
7633071.SQ.FTS.B, Zero Cpn, 9/27/25 ... 19,463 19,057
7633316.SQ.FTS.B, Zero Cpn, 9/27/25 ... 1,586 1,568
7633344.SQ.FTS.B, Zero Cpn, 9/27/25 ... 7,730 5,882
7633443.SQ.FTS.B, Zero Cpn, 9/27/25 ... 17,761 15,926
7633682.SQ.FTS.B, Zero Cpn, 9/27/25 ... 2,139 2,104
7633719.SQ.FTS.B, Zero Cpn, 9/27/25 ... 532 509
7633738.SQ.FTS.B, Zero Cpn, 9/27/25 ... 16,362 15,726
7635792.SQ.FTS.B, Zero Cpn, 9/28/25 ... 1,934 1,349
7635820.SQ.FTS.B, Zero Cpn, 9/28/25 ... 15,612 14,980
7636146.SQ.FTS.B, Zero Cpn, 9/28/25 ... 772 747
7636173.SQ.FTS.B, Zero Cpn, 9/28/25 ... 6,183 5,940
7636292.SQ.FTS.B, Zero Cpn, 9/28/25 ... 5,993 5,742
7636426.SQ.FTS.B, Zero Cpn, 9/28/25 ... 4,849 4,655
7636635.SQ.FTS.B, Zero Cpn, 9/28/25 ... 4,907 4,587
7636778.SQ.FTS.B, Zero Cpn, 9/28/25 ... 1,692 1,640
7636826.SQ.FTS.B, Zero Cpn, 9/28/25 ... 4,279 4,151
7637003.SQ.FTS.B, Zero Cpn, 9/28/25 ... 4,995 4,639
7637092.SQ.FTS.B, Zero Cpn, 9/28/25 ... 11,903 11,126
7637298.SQ.FTS.B, Zero Cpn, 9/28/25 ... 468 455
7637325.SQ.FTS.B, Zero Cpn, 9/28/25 ... 1,508 1,462
7637374.SQ.FTS.B, Zero Cpn, 9/28/25 ... 1,816 1,736
7637395.SQ.FTS.B, Zero Cpn, 9/28/25 ... 1,672 1,547
7637405.SQ.FTS.B, Zero Cpn, 9/28/25 ... 1,404 1,283
7637419.SQ.FTS.B, Zero Cpn, 9/28/25 ... 3,876 3,758
7637670.SQ.FTS.B, Zero Cpn, 9/28/25 ... 4,782 4,470
7638041.SQ.FTS.B, Zero Cpn, 9/28/25 ... 2,335 2,256
7638115.SQ.FTS.B, Zero Cpn, 9/28/25 ... 1,070 1,038
7638158.SQ.FTS.B, Zero Cpn, 9/28/25 ... 803 743
7638734.SQ.FTS.B, Zero Cpn, 9/28/25 ... 38,302 36,757
7639315.SQ.FTS.B, Zero Cpn, 9/28/25 ... 1,657 1,597
7639326.SQ.FTS.B, Zero Cpn, 9/28/25 ... 1,074 1,041
7639343.SQ.FTS.B, Zero Cpn, 9/28/25 ... 1,265 1,220
7639357.SQ.FTS.B, Zero Cpn, 9/28/25 ... 4,399 4,192
7639403.SQ.FTS.B, Zero Cpn, 9/28/25 ... 4,563 4,260
7639497.SQ.FTS.B, Zero Cpn, 9/28/25 ... 3,403 3,265
7639535.SQ.FTS.B, Zero Cpn, 9/28/25 ... 5,334 4,254
7639610.SQ.FTS.B, Zero Cpn, 9/28/25 ... 1,939 1,860
7639658.SQ.FTS.B, Zero Cpn, 9/28/25 ... 1,071 1,031
7639669.SQ.FTS.B, Zero Cpn, 9/28/25 ... 4,353 4,203
7639819.SQ.FTS.B, Zero Cpn, 9/29/25 ... 15,635 15,067
7640212.SQ.FTS.B, Zero Cpn, 9/29/25 ... 23,690 22,913
7641134.SQ.FTS.B, Zero Cpn, 9/29/25 ... 1,587 1,540
7641181.SQ.FTS.B, Zero Cpn, 9/29/25 ... 5,090 4,756
7641264.SQ.FTS.B, Zero Cpn, 9/29/25 ... 33,983 32,508
7641835.SQ.FTS.B, Zero Cpn, 9/29/25 ... 56,427 54,242
7642579.SQ.FTS.B, Zero Cpn, 9/29/25 ... 3,578 2,975
7642617.SQ.FTS.B, Zero Cpn, 9/29/25 ... 22,039 21,108
7642937.SQ.FTS.B, Zero Cpn, 9/29/25 ... 588 570
7642948.SQ.FTS.B, Zero Cpn, 9/29/25 ... 499 484
7642981.SQ.FTS.B, Zero Cpn, 9/29/25 ... 2,082 1,982

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7643024.SQ.FTS.B, Zero Cpn, 9/29/25 ... $ 4,211 $ 3,851
7643113.SQ.FTS.B, Zero Cpn, 9/29/25 ... 1,073 1,030
7643134.SQ.FTS.B, Zero Cpn, 9/29/25 ... 7,234 6,957
7643306.SQ.FTS.B, Zero Cpn, 9/29/25 ... 1,519 1,466
7643343.SQ.FTS.B, Zero Cpn, 9/29/25 ... 8,582 8,219
7643473.SQ.FTS.B, Zero Cpn, 9/30/25 ... 3,192 2,774
7643530.SQ.FTS.B, Zero Cpn, 9/30/25 ... 8,281 7,829
7643621.SQ.FTS.B, Zero Cpn, 9/30/25 ... 2,336 2,184
7643655.SQ.FTS.B, Zero Cpn, 9/30/25 ... 373 359
7643664.SQ.FTS.B, Zero Cpn, 9/30/25 ... 906 850
7643683.SQ.FTS.B, Zero Cpn, 9/30/25 ... 6,968 6,721
7643784.SQ.FTS.B, Zero Cpn, 9/30/25 ... 3,244 3,138
7643860.SQ.FTS.B, Zero Cpn, 9/30/25 ... 3,460 3,344
7643929.SQ.FTS.B, Zero Cpn, 9/30/25 ... 2,276 2,197
7643983.SQ.FTS.B, Zero Cpn, 9/30/25 ... 29,812 27,221
7644497.SQ.FTS.B, Zero Cpn, 9/30/25 ... 3,217 2,581
7644538.SQ.FTS.B, Zero Cpn, 9/30/25 ... 2,539 2,455
7644598.SQ.FTS.B, Zero Cpn, 9/30/25 ... 3,290 2,739
7644635.SQ.FTS.B, Zero Cpn, 9/30/25 ... 4,309 4,151
7644695.SQ.FTS.B, Zero Cpn, 9/30/25 ... 613 558
7644703.SQ.FTS.B, Zero Cpn, 9/30/25 ... 12,081 11,672
7644926.SQ.FTS.B, Zero Cpn, 9/30/25 ... 856 833
7644948.SQ.FTS.B, Zero Cpn, 9/30/25 ... 7,510 7,226
7645068.SQ.FTS.B, Zero Cpn, 9/30/25 ... 12,579 12,093
7645257.SQ.FTS.B, Zero Cpn, 9/30/25 ... 5,284 5,046
7645537.SQ.FTS.B, Zero Cpn, 10/01/25 .. 4,178 3,906
7645585.SQ.FTS.B, Zero Cpn, 10/01/25 .. 8,239 7,848
7645824.SQ.FTS.B, Zero Cpn, 10/01/25 .. 353 336
7645842.SQ.FTS.B, Zero Cpn, 10/01/25 .. 3,541 3,397
7646001.SQ.FTS.B, Zero Cpn, 10/01/25 .. 1,687 1,623
7646040.SQ.FTS.B, Zero Cpn, 10/01/25 .. 7,424 7,160
7646402.SQ.FTS.B, Zero Cpn, 10/01/25 .. 804 779
7646419.SQ.FTS.B, Zero Cpn, 10/01/25 .. 7,797 7,504
7646573.SQ.FTS.B, Zero Cpn, 10/01/25 .. 1,775 1,709
7646634.SQ.FTS.B, Zero Cpn, 10/01/25 .. 2,424 2,282
7646694.SQ.FTS.B, Zero Cpn, 10/01/25 .. 11,879 11,408
7647054.SQ.FTS.B, Zero Cpn, 10/01/25 .. 4,857 4,048
7647175.SQ.FTS.B, Zero Cpn, 10/01/25 .. 1,466 1,415
7647197.SQ.FTS.B, Zero Cpn, 10/01/25 .. 1,485 1,429
7647230.SQ.FTS.B, Zero Cpn, 10/01/25 .. 32,252 30,987
7647787.SQ.FTS.B, Zero Cpn, 10/01/25 .. 5,408 5,171
7647874.SQ.FTS.B, Zero Cpn, 10/01/25 .. 38,964 37,479
7648655.SQ.FTS.B, Zero Cpn, 10/01/25 .. 971 928
7648665.SQ.FTS.B, Zero Cpn, 10/01/25 .. 2,150 2,049
7648700.SQ.FTS.B, Zero Cpn, 10/01/25 .. 3,547 3,428
7648806.SQ.FTS.B, Zero Cpn, 10/01/25 .. 1,196 1,160
7648863.SQ.FTS.B, Zero Cpn, 10/01/25 .. 5,845 5,638
7648990.SQ.FTS.B, Zero Cpn, 10/01/25 .. 13,692 13,121
7649209.SQ.FTS.B, Zero Cpn, 10/01/25 .. 787 742
7649241.SQ.FTS.B, Zero Cpn, 10/01/25 .. 1,637 1,364
7649254.SQ.FTS.B, Zero Cpn, 10/01/25 .. 2,167 2,081
7649302.SQ.FTS.B, Zero Cpn, 10/01/25 .. 2,885 2,767
7649641.SQ.FTS.B, Zero Cpn, 10/02/25 .. 12,551 12,073
7649965.SQ.FTS.B, Zero Cpn, 10/02/25 .. 8,003 7,568
7650137.SQ.FTS.B, Zero Cpn, 10/02/25 .. 2,219 2,138
7650235.SQ.FTS.B, Zero Cpn, 10/02/25 .. 1,495 1,005
7650272.SQ.FTS.B, Zero Cpn, 10/02/25 .. 3,454 3,331
7650374.SQ.FTS.B, Zero Cpn, 10/02/25 .. 4,351 4,101
Description
Principal
Amount Value
Block, Inc. (continued)
7650534.SQ.FTS.B, Zero Cpn, 10/02/25 .. $ 1,396 $ 1,353
7650606.SQ.FTS.B, Zero Cpn, 10/02/25 .. 3,728 2,506
7650684.SQ.FTS.B, Zero Cpn, 10/02/25 .. 1,067 1,034
7650824.SQ.FTS.B, Zero Cpn, 10/02/25 .. 22,677 21,845
7651528.SQ.FTS.B, Zero Cpn, 10/02/25 .. 8,590 8,268
7651704.SQ.FTS.B, Zero Cpn, 10/02/25 .. 3,788 3,365
7651767.SQ.FTS.B, Zero Cpn, 10/02/25 .. 3,943 3,753
7651794.SQ.FTS.B, Zero Cpn, 10/02/25 .. 1,195 1,155
7651811.SQ.FTS.B, Zero Cpn, 10/02/25 .. 7,290 7,023
7651936.SQ.FTS.B, Zero Cpn, 10/02/25 .. 3,542 3,336
7651991.SQ.FTS.B, Zero Cpn, 10/02/25 .. 15,783 15,141
7652179.SQ.FTS.B, Zero Cpn, 10/02/25 .. 9,872 9,481
7652364.SQ.FTS.B, Zero Cpn, 10/02/25 .. 2,675 2,575
7652445.SQ.FTS.B, Zero Cpn, 10/02/25 .. 4,610 4,451
7652606.SQ.FTS.B, Zero Cpn, 10/02/25 .. 6,482 6,073
7652755.SQ.FTS.B, Zero Cpn, 10/02/25 .. 11,055 10,107
7653058.SQ.FTS.B, Zero Cpn, 10/02/25 .. 54,356 51,960
7653874.SQ.FTS.B, Zero Cpn, 10/02/25 .. 2,692 2,559
7653934.SQ.FTS.B, Zero Cpn, 10/03/25 .. 17,409 16,731
7654265.SQ.FTS.B, Zero Cpn, 10/03/25 .. 8,206 7,880
7654518.SQ.FTS.B, Zero Cpn, 10/03/25 .. 354 343
7654530.SQ.FTS.B, Zero Cpn, 10/03/25 .. 4,521 4,323
7654737.SQ.FTS.B, Zero Cpn, 10/03/25 .. 1,275 861
7654770.SQ.FTS.B, Zero Cpn, 10/03/25 .. 23,236 22,373
7655274.SQ.FTS.B, Zero Cpn, 10/03/25 .. 15,185 14,626
7655494.SQ.FTS.B, Zero Cpn, 10/03/25 .. 11,592 11,149
7655572.SQ.FTS.B, Zero Cpn, 10/03/25 .. 998 961
7655576.SQ.FTS.B, Zero Cpn, 10/03/25 .. 3,024 2,933
7655620.SQ.FTS.B, Zero Cpn, 10/03/25 .. 7,392 7,161
7655798.SQ.FTS.B, Zero Cpn, 10/03/25 .. 1,243 1,197
7655820.SQ.FTS.B, Zero Cpn, 10/03/25 .. 1,664 1,601
7655876.SQ.FTS.B, Zero Cpn, 10/03/25 .. 2,360 2,269
7655933.SQ.FTS.B, Zero Cpn, 10/03/25 .. 5,518 5,277
7656040.SQ.FTS.B, Zero Cpn, 10/03/25 .. 13,079 12,369
7656219.SQ.FTS.B, Zero Cpn, 10/03/25 .. 13,493 12,886
7656491.SQ.FTS.B, Zero Cpn, 10/03/25 .. 15,488 14,911
7656680.SQ.FTS.B, Zero Cpn, 10/03/25 .. 2,598 2,492
7656724.SQ.FTS.B, Zero Cpn, 10/03/25 .. 4,690 4,521
7656806.SQ.FTS.B, Zero Cpn, 10/03/25 .. 29,459 28,290
7657179.SQ.FTS.B, Zero Cpn, 10/03/25 .. 6,528 6,296
7657251.SQ.FTS.B, Zero Cpn, 10/03/25 .. 8,715 8,173
7657345.SQ.FTS.B, Zero Cpn, 10/03/25 .. 1,360 1,311
7657374.SQ.FTS.B, Zero Cpn, 10/03/25 .. 411 401
7657393.SQ.FTS.B, Zero Cpn, 10/03/25 .. 6,737 5,182
7657491.SQ.FTS.B, Zero Cpn, 10/03/25 .. 11,107 10,417
7657625.SQ.FTS.B, Zero Cpn, 10/03/25 .. 9,827 9,384
7659776.SQ.FTS.B, Zero Cpn, 10/04/25 .. 2,214 2,125
7659831.SQ.FTS.B, Zero Cpn, 10/04/25 .. 21,071 20,048
7660262.SQ.FTS.B, Zero Cpn, 10/04/25 .. 1,075 900
7660278.SQ.FTS.B, Zero Cpn, 10/04/25 .. 1,520 1,451
7660305.SQ.FTS.B, Zero Cpn, 10/04/25 .. 1,223 1,182
7660332.SQ.FTS.B, Zero Cpn, 10/04/25 .. 8,607 7,659
7660480.SQ.FTS.B, Zero Cpn, 10/04/25 .. 2,887 2,769
7660518.SQ.FTS.B, Zero Cpn, 10/04/25 .. 6,658 6,448
7660940.SQ.FTS.B, Zero Cpn, 10/04/25 .. 1,500 1,404
7660985.SQ.FTS.B, Zero Cpn, 10/04/25 .. 17,196 16,537
7661274.SQ.FTS.B, Zero Cpn, 10/04/25 .. 3,817 3,644
7661360.SQ.FTS.B, Zero Cpn, 10/04/25 .. 1,650 1,605

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7661503.SQ.FTS.B, Zero Cpn, 10/04/25 .. $ 30,237 $ 28,940
7661916.SQ.FTS.B, Zero Cpn, 10/04/25 .. 78,766 75,385
7662834.SQ.FTS.B, Zero Cpn, 10/04/25 .. 9,889 9,243
7662965.SQ.FTS.B, Zero Cpn, 10/04/25 .. 10,796 10,315
7663107.SQ.FTS.B, Zero Cpn, 10/04/25 .. 604 586
7663129.SQ.FTS.B, Zero Cpn, 10/04/25 .. 6,781 6,515
7663190.SQ.FTS.B, Zero Cpn, 10/04/25 .. 2,068 1,991
7663388.SQ.FTS.B, Zero Cpn, 10/04/25 .. 10,797 9,879
7663503.SQ.FTS.B, Zero Cpn, 10/04/25 .. 38,446 36,704
7664002.SQ.FTS.B, Zero Cpn, 10/04/25 .. 5,491 5,272
7664058.SQ.FTS.B, Zero Cpn, 10/04/25 .. 681 654
7664065.SQ.FTS.B, Zero Cpn, 10/04/25 .. 1,860 1,771
7664129.SQ.FTS.B, Zero Cpn, 10/05/25 .. 3,759 3,576
7664213.SQ.FTS.B, Zero Cpn, 10/05/25 .. 12,269 11,804
7664474.SQ.FTS.B, Zero Cpn, 10/05/25 .. 2,876 2,758
7664538.SQ.FTS.B, Zero Cpn, 10/05/25 .. 5,931 5,662
7664647.SQ.FTS.B, Zero Cpn, 10/05/25 .. 4,085 3,920
7664763.SQ.FTS.B, Zero Cpn, 10/05/25 .. 7,403 7,136
7665031.SQ.FTS.B, Zero Cpn, 10/05/25 .. 6,033 5,819
7665211.SQ.FTS.B, Zero Cpn, 10/05/25 .. 13,307 12,810
7665544.SQ.FTS.B, Zero Cpn, 10/05/25 .. 1,840 1,777
7665588.SQ.FTS.B, Zero Cpn, 10/05/25 .. 27,809 26,688
7666087.SQ.FTS.B, Zero Cpn, 10/05/25 .. 11,529 11,138
7666469.SQ.FTS.B, Zero Cpn, 10/05/25 .. 6,786 6,416
7666542.SQ.FTS.B, Zero Cpn, 10/05/25 .. 5,818 5,637
7666658.SQ.FTS.B, Zero Cpn, 10/05/25 .. 30,728 29,610
7667132.SQ.FTS.B, Zero Cpn, 10/05/25 .. 6,845 6,561
7667228.SQ.FTS.B, Zero Cpn, 10/05/25 .. 1,179 1,072
7667248.SQ.FTS.B, Zero Cpn, 10/05/25 .. 1,574 1,520
7667283.SQ.FTS.B, Zero Cpn, 10/05/25 .. 1,936 1,874
7667325.SQ.FTS.B, Zero Cpn, 10/05/25 .. 7,365 7,068
7667419.SQ.FTS.B, Zero Cpn, 10/05/25 .. 8,064 7,778
7667548.SQ.FTS.B, Zero Cpn, 10/05/25 .. 3,615 3,469
7667610.SQ.FTS.B, Zero Cpn, 10/05/25 .. 2,551 2,340
7667647.SQ.FTS.B, Zero Cpn, 10/05/25 .. 6,420 6,176
7667731.SQ.FTS.B, Zero Cpn, 10/05/25 .. 3,316 3,105
7667752.SQ.FTS.B, Zero Cpn, 10/05/25 .. 3,691 3,564
7667801.SQ.FTS.B, Zero Cpn, 10/05/25 .. 1,962 1,877
7667837.SQ.FTS.B, Zero Cpn, 10/05/25 .. 7,464 7,158
7667894.SQ.FTS.B, Zero Cpn, 10/06/25 .. 853 825
7667909.SQ.FTS.B, Zero Cpn, 10/06/25 .. 6,391 6,128
7667984.SQ.FTS.B, Zero Cpn, 10/06/25 .. 17,622 16,825
7668347.SQ.FTS.B, Zero Cpn, 10/06/25 .. 1,330 1,273
7668379.SQ.FTS.B, Zero Cpn, 10/06/25 .. 5,196 5,003
7668483.SQ.FTS.B, Zero Cpn, 10/06/25 .. 2,101 2,015
7668508.SQ.FTS.B, Zero Cpn, 10/06/25 .. 3,931 3,775
7668574.SQ.FTS.B, Zero Cpn, 10/06/25 .. 621 604
7668600.SQ.FTS.B, Zero Cpn, 10/06/25 .. 848 641
7668615.SQ.FTS.B, Zero Cpn, 10/06/25 .. 9,740 8,936
7668776.SQ.FTS.B, Zero Cpn, 10/06/25 .. 350 340
7668784.SQ.FTS.B, Zero Cpn, 10/06/25 .. 5,084 4,900
7668870.SQ.FTS.B, Zero Cpn, 10/07/25 .. 2,090 2,001
7668920.SQ.FTS.B, Zero Cpn, 10/07/25 .. 5,828 5,591
7669015.SQ.FTS.B, Zero Cpn, 10/07/25 .. 2,254 2,177
7669054.SQ.FTS.B, Zero Cpn, 10/07/25 .. 1,028 972
7669074.SQ.FTS.B, Zero Cpn, 10/07/25 .. 8,670 8,337
7669207.SQ.FTS.B, Zero Cpn, 10/07/25 .. 12,548 12,059
7669418.SQ.FTS.B, Zero Cpn, 10/07/25 .. 2,729 2,641
Description
Principal
Amount Value
Block, Inc. (continued)
7669482.SQ.FTS.B, Zero Cpn, 10/07/25 .. $ 4,820 $ 4,621
7669555.SQ.FTS.B, Zero Cpn, 10/07/25 .. 2,802 2,692
7669605.SQ.FTS.B, Zero Cpn, 10/07/25 .. 873 845
7669635.SQ.FTS.B, Zero Cpn, 10/07/25 .. 11,964 11,520
7670151.SQ.FTS.B, Zero Cpn, 10/08/25 .. 960 906
7670192.SQ.FTS.B, Zero Cpn, 10/08/25 .. 19,574 18,775
7670991.SQ.FTS.B, Zero Cpn, 10/08/25 .. 2,270 2,177
7671238.SQ.FTS.B, Zero Cpn, 10/08/25 .. 1,977 1,792
7671264.SQ.FTS.B, Zero Cpn, 10/08/25 .. 10,949 10,489
7671504.SQ.FTS.B, Zero Cpn, 10/08/25 .. 4,287 4,110
7671587.SQ.FTS.B, Zero Cpn, 10/08/25 .. 7,864 7,438
7671696.SQ.FTS.B, Zero Cpn, 10/08/25 .. 2,561 2,467
7671763.SQ.FTS.B, Zero Cpn, 10/08/25 .. 6,967 6,701
7671892.SQ.FTS.B, Zero Cpn, 10/08/25 .. 1,198 1,121
7671922.SQ.FTS.B, Zero Cpn, 10/08/25 .. 27,094 25,950
7672325.SQ.FTS.B, Zero Cpn, 10/08/25 .. 2,989 2,875
7672370.SQ.FTS.B, Zero Cpn, 10/08/25 .. 19,854 19,133
7672842.SQ.FTS.B, Zero Cpn, 10/08/25 .. 1,009 972
7672877.SQ.FTS.B, Zero Cpn, 10/08/25 .. 27,201 26,141
7673392.SQ.FTS.B, Zero Cpn, 10/08/25 .. 16,102 15,509
7673621.SQ.FTS.B, Zero Cpn, 10/09/25 .. 15,872 15,218
7674051.SQ.FTS.B, Zero Cpn, 10/09/25 .. 5,313 5,055
7674155.SQ.FTS.B, Zero Cpn, 10/09/25 .. 14,519 13,980
7674608.SQ.FTS.B, Zero Cpn, 10/09/25 .. 18,652 18,018
7675141.SQ.FTS.B, Zero Cpn, 10/09/25 .. 4,963 4,759
7675252.SQ.FTS.B, Zero Cpn, 10/09/25 .. 41,540 40,123
7675917.SQ.FTS.B, Zero Cpn, 10/09/25 .. 12,003 11,502
7676109.SQ.FTS.B, Zero Cpn, 10/09/25 .. 17,462 16,739
7676323.SQ.FTS.B, Zero Cpn, 10/09/25 .. 2,919 2,792
7676359.SQ.FTS.B, Zero Cpn, 10/09/25 .. 20,014 19,297
7676705.SQ.FTS.B, Zero Cpn, 10/09/25 .. 8,872 8,532
7676895.SQ.FTS.B, Zero Cpn, 10/09/25 .. 8,167 7,823
7677004.SQ.FTS.B, Zero Cpn, 10/09/25 .. 1,158 1,081
7677013.SQ.FTS.B, Zero Cpn, 10/09/25 .. 8,508 8,184
7677209.SQ.FTS.B, Zero Cpn, 10/09/25 .. 1,574 1,508
7677249.SQ.FTS.B, Zero Cpn, 10/10/25 .. 1,932 1,890
7677384.SQ.FTS.B, Zero Cpn, 10/10/25 .. 2,859 2,690
7677463.SQ.FTS.B, Zero Cpn, 10/10/25 .. 2,895 2,786
7677524.SQ.FTS.B, Zero Cpn, 10/10/25 .. 2,877 2,796
7677698.SQ.FTS.B, Zero Cpn, 10/10/25 .. 3,314 3,130
7677793.SQ.FTS.B, Zero Cpn, 10/10/25 .. 4,533 4,377
7677888.SQ.FTS.B, Zero Cpn, 10/10/25 .. 2,353 2,196
7677998.SQ.FTS.B, Zero Cpn, 10/10/25 .. 31,862 30,539
7678567.SQ.FTS.B, Zero Cpn, 10/10/25 .. 5,924 5,674
7678616.SQ.FTS.B, Zero Cpn, 10/10/25 .. 41,147 37,807
7678951.SQ.FTS.B, Zero Cpn, 10/10/25 .. 1,051 1,008
7678971.SQ.FTS.B, Zero Cpn, 10/10/25 .. 1,935 1,862
7678994.SQ.FTS.B, Zero Cpn, 10/10/25 .. 33,288 32,018
7679346.SQ.FTS.B, Zero Cpn, 10/10/25 .. 4,950 4,057
7679421.SQ.FTS.B, Zero Cpn, 10/10/25 .. 302 292
7679430.SQ.FTS.B, Zero Cpn, 10/10/25 .. 9,412 9,078
7679613.SQ.FTS.B, Zero Cpn, 10/10/25 .. 704 669
7679641.SQ.FTS.B, Zero Cpn, 10/10/25 .. 10,353 9,968
7679804.SQ.FTS.B, Zero Cpn, 10/10/25 .. 28,504 27,103
7680124.SQ.FTS.B, Zero Cpn, 10/10/25 .. 5,454 5,266
7680164.SQ.FTS.B, Zero Cpn, 10/10/25 .. 688 621
7680182.SQ.FTS.B, Zero Cpn, 10/10/25 .. 2,112 2,022
7680219.SQ.FTS.B, Zero Cpn, 10/10/25 .. 2,267 1,942

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7680291.SQ.FTS.B, Zero Cpn, 10/10/25 .. $ 14,034 $ 13,312
7682306.SQ.FTS.B, Zero Cpn, 10/11/25 .. 1,596 1,537
7682371.SQ.FTS.B, Zero Cpn, 10/11/25 .. 5,109 4,894
7682421.SQ.FTS.B, Zero Cpn, 10/11/25 .. 3,137 3,006
7682478.SQ.FTS.B, Zero Cpn, 10/11/25 .. 1,736 1,669
7682512.SQ.FTS.B, Zero Cpn, 10/11/25 .. 1,685 1,591
7682581.SQ.FTS.B, Zero Cpn, 10/11/25 .. 1,461 1,406
7682619.SQ.FTS.B, Zero Cpn, 10/11/25 .. 751 725
7682638.SQ.FTS.B, Zero Cpn, 10/11/25 .. 424 412
7682664.SQ.FTS.B, Zero Cpn, 10/11/25 .. 4,374 3,591
7682752.SQ.FTS.B, Zero Cpn, 10/11/25 .. 1,745 1,641
7682870.SQ.FTS.B, Zero Cpn, 10/11/25 .. 6,415 6,060
7683146.SQ.FTS.B, Zero Cpn, 10/11/25 .. 10,399 9,998
7683402.SQ.FTS.B, Zero Cpn, 10/11/25 .. 2,196 2,121
7683444.SQ.FTS.B, Zero Cpn, 10/11/25 .. 25,841 24,763
7683966.SQ.FTS.B, Zero Cpn, 10/11/25 .. 13,353 12,880
7684087.SQ.FTS.B, Zero Cpn, 10/11/25 .. 9,560 9,216
7684253.SQ.FTS.B, Zero Cpn, 10/11/25 .. 11,731 11,278
7684405.SQ.FTS.B, Zero Cpn, 10/11/25 .. 3,317 3,101
7684423.SQ.FTS.B, Zero Cpn, 10/11/25 .. 1,480 1,433
7684428.SQ.FTS.B, Zero Cpn, 10/11/25 .. 36,839 35,285
7685021.SQ.FTS.B, Zero Cpn, 10/11/25 .. 8,319 7,993
7685157.SQ.FTS.B, Zero Cpn, 10/11/25 .. 6,344 6,076
7685254.SQ.FTS.B, Zero Cpn, 10/11/25 .. 4,865 4,631
7685328.SQ.FTS.B, Zero Cpn, 10/11/25 .. 12,846 11,475
7685499.SQ.FTS.B, Zero Cpn, 10/11/25 .. 15,858 15,173
7685674.SQ.FTS.B, Zero Cpn, 10/11/25 .. 19,345 16,591
7685841.SQ.FTS.B, Zero Cpn, 10/11/25 .. 2,357 2,273
7685917.SQ.FTS.B, Zero Cpn, 10/11/25 .. 15,854 15,165
7686063.SQ.FTS.B, Zero Cpn, 10/12/25 .. 7,362 7,042
7686314.SQ.FTS.B, Zero Cpn, 10/12/25 .. 5,355 5,119
7686466.SQ.FTS.B, Zero Cpn, 10/12/25 .. 14,365 13,721
7686745.SQ.FTS.B, Zero Cpn, 10/12/25 .. 11,526 11,052
7687195.SQ.FTS.B, Zero Cpn, 10/12/25 .. 1,148 1,075
7687247.SQ.FTS.B, Zero Cpn, 10/12/25 .. 1,843 1,765
7687306.SQ.FTS.B, Zero Cpn, 10/12/25 .. 6,386 6,129
7687430.SQ.FTS.B, Zero Cpn, 10/12/25 .. 10,230 9,840
7687640.SQ.FTS.B, Zero Cpn, 10/12/25 .. 4,025 3,869
7687797.SQ.FTS.B, Zero Cpn, 10/12/25 .. 5,283 4,537
7687884.SQ.FTS.B, Zero Cpn, 10/12/25 .. 10,207 9,805
7688136.SQ.FTS.B, Zero Cpn, 10/12/25 .. 18,313 17,311
7688419.SQ.FTS.B, Zero Cpn, 10/12/25 .. 1,839 1,749
7688437.SQ.FTS.B, Zero Cpn, 10/12/25 .. 4,195 4,045
7688475.SQ.FTS.B, Zero Cpn, 10/12/25 .. 2,107 2,023
7688493.SQ.FTS.B, Zero Cpn, 10/12/25 .. 6,297 6,052
7688557.SQ.FTS.B, Zero Cpn, 10/12/25 .. 5,207 5,006
7688608.SQ.FTS.B, Zero Cpn, 10/12/25 .. 9,744 9,390
7688721.SQ.FTS.B, Zero Cpn, 10/12/25 .. 13,045 12,434
7688981.SQ.FTS.B, Zero Cpn, 10/12/25 .. 1,812 1,744
7689045.SQ.FTS.B, Zero Cpn, 10/12/25 .. 17,755 17,034
7689296.SQ.FTS.B, Zero Cpn, 10/13/25 .. 17,669 16,894
7689471.SQ.FTS.B, Zero Cpn, 10/13/25 .. 14,617 14,077
7689658.SQ.FTS.B, Zero Cpn, 10/13/25 .. 3,469 3,340
7689700.SQ.FTS.B, Zero Cpn, 10/13/25 .. 8,480 8,157
7689821.SQ.FTS.B, Zero Cpn, 10/13/25 .. 13,151 12,626
7690007.SQ.FTS.B, Zero Cpn, 10/13/25 .. 3,880 3,712
7690062.SQ.FTS.B, Zero Cpn, 10/13/25 .. 2,220 2,067
7690094.SQ.FTS.B, Zero Cpn, 10/13/25 .. 1,182 1,142
Description
Principal
Amount Value
Block, Inc. (continued)
7690107.SQ.FTS.B, Zero Cpn, 10/13/25 .. $ 5,423 $ 5,184
7690168.SQ.FTS.B, Zero Cpn, 10/14/25 .. 20,749 19,706
7690430.SQ.FTS.B, Zero Cpn, 10/14/25 .. 1,377 1,306
7690442.SQ.FTS.B, Zero Cpn, 10/14/25 .. 4,041 3,895
7690482.SQ.FTS.B, Zero Cpn, 10/14/25 .. 1,963 1,895
7690509.SQ.FTS.B, Zero Cpn, 10/14/25 .. 989 956
7690521.SQ.FTS.B, Zero Cpn, 10/14/25 .. 944 869
7690547.SQ.FTS.B, Zero Cpn, 10/14/25 .. 12,796 12,288
7690666.SQ.FTS.B, Zero Cpn, 10/14/25 .. 22,570 21,579
7690899.SQ.FTS.B, Zero Cpn, 10/14/25 .. 9,454 8,464
7691182.SQ.FTS.B, Zero Cpn, 10/15/25 .. 4,496 4,356
7691265.SQ.FTS.B, Zero Cpn, 10/15/25 .. 2,648 2,543
7691305.SQ.FTS.B, Zero Cpn, 10/15/25 .. 1,776 1,703
7691369.SQ.FTS.B, Zero Cpn, 10/15/25 .. 3,176 3,051
7691457.SQ.FTS.B, Zero Cpn, 10/15/25 .. 7,353 7,064
7691650.SQ.FTS.B, Zero Cpn, 10/15/25 .. 1,450 1,397
7691714.SQ.FTS.B, Zero Cpn, 10/15/25 .. 2,170 2,086
7691785.SQ.FTS.B, Zero Cpn, 10/15/25 .. 1,233 1,184
7691833.SQ.FTS.B, Zero Cpn, 10/15/25 .. 4,375 4,195
7691963.SQ.FTS.B, Zero Cpn, 10/15/25 .. 2,159 2,087
7692020.SQ.FTS.B, Zero Cpn, 10/15/25 .. 14,218 13,654
7692277.SQ.FTS.B, Zero Cpn, 10/15/25 .. 839 805
7692293.SQ.FTS.B, Zero Cpn, 10/15/25 .. 6,242 5,575
7692393.SQ.FTS.B, Zero Cpn, 10/15/25 .. 10,211 9,743
7692529.SQ.FTS.B, Zero Cpn, 10/15/25 .. 28,114 26,586
7692879.SQ.FTS.B, Zero Cpn, 10/15/25 .. 3,858 3,549
7692997.SQ.FTS.B, Zero Cpn, 10/15/25 .. 6,493 6,228
7693061.SQ.FTS.B, Zero Cpn, 10/15/25 .. 3,298 3,127
7693099.SQ.FTS.B, Zero Cpn, 10/15/25 .. 1,135 1,088
7693111.SQ.FTS.B, Zero Cpn, 10/15/25 .. 4,868 4,692
7693162.SQ.FTS.B, Zero Cpn, 10/15/25 .. 1,527 1,478
7693197.SQ.FTS.B, Zero Cpn, 10/15/25 .. 9,891 9,380
7693302.SQ.FTS.B, Zero Cpn, 10/15/25 .. 10,643 9,787
7693409.SQ.FTS.B, Zero Cpn, 10/15/25 .. 4,543 4,376
7693462.SQ.FTS.B, Zero Cpn, 10/15/25 .. 28,189 27,083
7693768.SQ.FTS.B, Zero Cpn, 10/15/25 .. 2,952 2,612
7693813.SQ.FTS.B, Zero Cpn, 10/15/25 .. 24,952 23,900
7694051.SQ.FTS.B, Zero Cpn, 10/15/25 .. 836 810
7694071.SQ.FTS.B, Zero Cpn, 10/15/25 .. 2,967 2,843
7694125.SQ.FTS.B, Zero Cpn, 10/15/25 .. 13,905 13,228
7694321.SQ.FTS.B, Zero Cpn, 10/15/25 .. 12,266 11,850
7694506.SQ.FTS.B, Zero Cpn, 10/15/25 .. 1,151 1,112
7694535.SQ.FTS.B, Zero Cpn, 10/15/25 .. 11,525 11,022
7694586.SQ.FTS.B, Zero Cpn, 10/16/25 .. 3,118 2,989
7694656.SQ.FTS.B, Zero Cpn, 10/16/25 .. 4,973 4,780
7694767.SQ.FTS.B, Zero Cpn, 10/16/25 .. 12,063 11,596
7695062.SQ.FTS.B, Zero Cpn, 10/16/25 .. 22,130 21,199
7695591.SQ.FTS.B, Zero Cpn, 10/16/25 .. 7,192 6,926
7695750.SQ.FTS.B, Zero Cpn, 10/16/25 .. 2,247 2,152
7695790.SQ.FTS.B, Zero Cpn, 10/16/25 .. 3,014 2,871
7695816.SQ.FTS.B, Zero Cpn, 10/16/25 .. 6,021 5,757
7696055.SQ.FTS.B, Zero Cpn, 10/16/25 .. 1,605 1,550
7696181.SQ.FTS.B, Zero Cpn, 10/16/25 .. 7,921 7,616
7696258.SQ.FTS.B, Zero Cpn, 10/16/25 .. 11,729 11,273
7696404.SQ.FTS.B, Zero Cpn, 10/16/25 .. 5,104 4,928
7696507.SQ.FTS.B, Zero Cpn, 10/16/25 .. 56,317 54,003
7697144.SQ.FTS.B, Zero Cpn, 10/16/25 .. 30,848 29,598
7697504.SQ.FTS.B, Zero Cpn, 10/16/25 .. 9,469 9,121

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7697601.SQ.FTS.B, Zero Cpn, 10/17/25 .. $ 1,150 $ 1,118
7697667.SQ.FTS.B, Zero Cpn, 10/17/25 .. 1,913 1,838
7697719.SQ.FTS.B, Zero Cpn, 10/17/25 .. 2,184 2,111
7697776.SQ.FTS.B, Zero Cpn, 10/17/25 .. 2,188 2,103
7697852.SQ.FTS.B, Zero Cpn, 10/17/25 .. 2,097 2,014
7697881.SQ.FTS.B, Zero Cpn, 10/17/25 .. 9,012 8,645
7698071.SQ.FTS.B, Zero Cpn, 10/17/25 .. 20,002 18,726
7698491.SQ.FTS.B, Zero Cpn, 10/17/25 .. 10,094 9,450
7698607.SQ.FTS.B, Zero Cpn, 10/17/25 .. 5,692 5,104
7698794.SQ.FTS.B, Zero Cpn, 10/17/25 .. 6,413 6,157
7698865.SQ.FTS.B, Zero Cpn, 10/17/25 .. 393 381
7698866.SQ.FTS.B, Zero Cpn, 10/17/25 .. 4,330 4,049
7698915.SQ.FTS.B, Zero Cpn, 10/17/25 .. 4,585 4,401
7698965.SQ.FTS.B, Zero Cpn, 10/17/25 .. 41,393 38,091
7699384.SQ.FTS.B, Zero Cpn, 10/17/25 .. 12,200 11,642
7699471.SQ.FTS.B, Zero Cpn, 10/17/25 .. 845 816
7699486.SQ.FTS.B, Zero Cpn, 10/17/25 .. 1,796 1,724
7699508.SQ.FTS.B, Zero Cpn, 10/17/25 .. 5,208 4,997
7699578.SQ.FTS.B, Zero Cpn, 10/17/25 .. 3,736 3,530
7699634.SQ.FTS.B, Zero Cpn, 10/17/25 .. 1,893 1,800
7699664.SQ.FTS.B, Zero Cpn, 10/17/25 .. 14,079 13,501
7699786.SQ.FTS.B, Zero Cpn, 10/17/25 .. 3,345 3,216
7699847.SQ.FTS.B, Zero Cpn, 10/17/25 .. 20,934 20,170
7700062.SQ.FTS.B, Zero Cpn, 10/17/25 .. 7,276 7,019
7700141.SQ.FTS.B, Zero Cpn, 10/17/25 .. 3,031 2,882
7700193.SQ.FTS.B, Zero Cpn, 10/17/25 .. 1,595 1,240
7701619.SQ.FTS.B, Zero Cpn, 10/18/25 .. 7,674 7,354
7701758.SQ.FTS.B, Zero Cpn, 10/18/25 .. 2,762 2,391
7701771.SQ.FTS.B, Zero Cpn, 10/18/25 .. 5,221 5,028
7701859.SQ.FTS.B, Zero Cpn, 10/18/25 .. 1,772 1,657
7701906.SQ.FTS.B, Zero Cpn, 10/18/25 .. 1,534 1,471
7701937.SQ.FTS.B, Zero Cpn, 10/18/25 .. 13,066 12,589
7702373.SQ.FTS.B, Zero Cpn, 10/18/25 .. 1,134 1,099
7702418.SQ.FTS.B, Zero Cpn, 10/18/25 .. 7,449 7,105
7702524.SQ.FTS.B, Zero Cpn, 10/18/25 .. 2,384 2,288
7702625.SQ.FTS.B, Zero Cpn, 10/18/25 .. 1,688 1,639
7702689.SQ.FTS.B, Zero Cpn, 10/18/25 .. 104 101
7702725.SQ.FTS.B, Zero Cpn, 10/18/25 .. 10,384 9,984
7702917.SQ.FTS.B, Zero Cpn, 10/18/25 .. 13,096 12,481
7703117.SQ.FTS.B, Zero Cpn, 10/18/25 .. 1,350 1,283
7703157.SQ.FTS.B, Zero Cpn, 10/18/25 .. 8,549 8,205
7703269.SQ.FTS.B, Zero Cpn, 10/18/25 .. 22,260 21,098
7703640.SQ.FTS.B, Zero Cpn, 10/18/25 .. 2,260 2,165
7703698.SQ.FTS.B, Zero Cpn, 10/18/25 .. 905 870
7703716.SQ.FTS.B, Zero Cpn, 10/18/25 .. 3,655 3,475
7703796.SQ.FTS.B, Zero Cpn, 10/18/25 .. 6,055 5,809
7703943.SQ.FTS.B, Zero Cpn, 10/18/25 .. 5,238 5,069
7704072.SQ.FTS.B, Zero Cpn, 10/18/25 .. 3,083 2,966
7704155.SQ.FTS.B, Zero Cpn, 10/18/25 .. 10,670 10,239
7704339.SQ.FTS.B, Zero Cpn, 10/18/25 .. 12,531 12,036
7704458.SQ.FTS.B, Zero Cpn, 10/19/25 .. 11,220 10,581
7704727.SQ.FTS.B, Zero Cpn, 10/19/25 .. 1,575 1,518
7704830.SQ.FTS.B, Zero Cpn, 10/19/25 .. 1,640 1,566
7704890.SQ.FTS.B, Zero Cpn, 10/19/25 .. 894 865
7704963.SQ.FTS.B, Zero Cpn, 10/19/25 .. 2,170 1,983
7704996.SQ.FTS.B, Zero Cpn, 10/19/25 .. 25,614 24,485
7705537.SQ.FTS.B, Zero Cpn, 10/19/25 .. 2,744 2,144
7705569.SQ.FTS.B, Zero Cpn, 10/19/25 .. 37,683 36,105
Description
Principal
Amount Value
Block, Inc. (continued)
7706131.SQ.FTS.B, Zero Cpn, 10/19/25 .. $ 1,593 $ 1,544
7706425.SQ.FTS.B, Zero Cpn, 10/19/25 .. 1,505 1,445
7706465.SQ.FTS.B, Zero Cpn, 10/19/25 .. 40,612 38,972
7706768.SQ.FTS.B, Zero Cpn, 10/20/25 .. 4,454 4,267
7706824.SQ.FTS.B, Zero Cpn, 10/20/25 .. 23,447 22,421
7707057.SQ.FTS.B, Zero Cpn, 10/20/25 .. 835 750
7707064.SQ.FTS.B, Zero Cpn, 10/20/25 .. 795 770
7707076.SQ.FTS.B, Zero Cpn, 10/20/25 .. 2,131 2,045
7707094.SQ.FTS.B, Zero Cpn, 10/20/25 .. 162 158
7707103.SQ.FTS.B, Zero Cpn, 10/20/25 .. 23,643 22,462
7707363.SQ.FTS.B, Zero Cpn, 10/21/25 .. 1,694 1,585
7707388.SQ.FTS.B, Zero Cpn, 10/21/25 .. 996 761
7707398.SQ.FTS.B, Zero Cpn, 10/21/25 .. 3,728 3,587
7707456.SQ.FTS.B, Zero Cpn, 10/21/25 .. 1,833 1,756
7707474.SQ.FTS.B, Zero Cpn, 10/21/25 .. 14,351 13,763
7707637.SQ.FTS.B, Zero Cpn, 10/21/25 .. 643 621
7707650.SQ.FTS.B, Zero Cpn, 10/21/25 .. 13,245 12,463
7708034.SQ.FTS.B, Zero Cpn, 10/22/25 .. 1,083 1,023
7708061.SQ.FTS.B, Zero Cpn, 10/22/25 .. 11,240 10,779
7708364.SQ.FTS.B, Zero Cpn, 10/22/25 .. 9,601 9,141
7708522.SQ.FTS.B, Zero Cpn, 10/22/25 .. 2,827 2,661
7708546.SQ.FTS.B, Zero Cpn, 10/22/25 .. 4,348 4,171
7708590.SQ.FTS.B, Zero Cpn, 10/22/25 .. 1,852 1,775
7708606.SQ.FTS.B, Zero Cpn, 10/22/25 .. 1,807 1,746
7708623.SQ.FTS.B, Zero Cpn, 10/22/25 .. 7,022 6,580
7708673.SQ.FTS.B, Zero Cpn, 10/22/25 .. 1,656 1,595
7708690.SQ.FTS.B, Zero Cpn, 10/22/25 .. 5,237 4,848
7708728.SQ.FTS.B, Zero Cpn, 10/22/25 .. 27,299 26,379
7709002.SQ.FTS.B, Zero Cpn, 10/22/25 .. 28,934 27,796
7709309.SQ.FTS.B, Zero Cpn, 10/22/25 .. 4,034 3,633
7709338.SQ.FTS.B, Zero Cpn, 10/22/25 .. 860 836
7709361.SQ.FTS.B, Zero Cpn, 10/22/25 .. 4,786 4,591
7709398.SQ.FTS.B, Zero Cpn, 10/22/25 .. 2,332 2,228
7709614.SQ.FTS.B, Zero Cpn, 10/22/25 .. 1,098 1,052
7709628.SQ.FTS.B, Zero Cpn, 10/22/25 .. 834 803
7709633.SQ.FTS.B, Zero Cpn, 10/22/25 .. 1,283 1,240
7709651.SQ.FTS.B, Zero Cpn, 10/22/25 .. 48,007 46,237
7709746.SQ.FTS.B, Zero Cpn, 10/23/25 .. 16,845 16,149
7710148.SQ.FTS.B, Zero Cpn, 10/23/25 .. 725 693
7710156.SQ.FTS.B, Zero Cpn, 10/23/25 .. 2,946 2,695
7710193.SQ.FTS.B, Zero Cpn, 10/23/25 .. 843 814
7710216.SQ.FTS.B, Zero Cpn, 10/23/25 .. 4,338 4,163
7710302.SQ.FTS.B, Zero Cpn, 10/23/25 .. 1,927 1,737
7710341.SQ.FTS.B, Zero Cpn, 10/23/25 .. 1,233 1,186
7710361.SQ.FTS.B, Zero Cpn, 10/23/25 .. 12,416 11,962
7710509.SQ.FTS.B, Zero Cpn, 10/23/25 .. 973 942
7710523.SQ.FTS.B, Zero Cpn, 10/23/25 .. 773 747
7710528.SQ.FTS.B, Zero Cpn, 10/23/25 .. 15,815 15,184
7710736.SQ.FTS.B, Zero Cpn, 10/23/25 .. 10,005 9,601
7711026.SQ.FTS.B, Zero Cpn, 10/23/25 .. 4,674 4,503
7711252.SQ.FTS.B, Zero Cpn, 10/23/25 .. 1,863 1,810
7711342.SQ.FTS.B, Zero Cpn, 10/23/25 .. 7,510 7,170
7712402.SQ.FTS.B, Zero Cpn, 10/23/25 .. 896 853
7712462.SQ.FTS.B, Zero Cpn, 10/23/25 .. 5,789 4,840
7712793.SQ.FTS.B, Zero Cpn, 10/23/25 .. 3,443 3,307
7712891.SQ.FTS.B, Zero Cpn, 10/23/25 .. 4,496 3,915
7714875.SQ.FTS.B, Zero Cpn, 10/24/25 .. 1,970 1,817
7715334.SQ.FTS.B, Zero Cpn, 10/24/25 .. 26,322 22,657

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7721372.SQ.FTS.B, Zero Cpn, 10/25/25 .. $ 3,529 $ 3,387
7721531.SQ.FTS.B, Zero Cpn, 10/25/25 .. 865 828
7721554.SQ.FTS.B, Zero Cpn, 10/25/25 .. 4,168 3,970
7721689.SQ.FTS.B, Zero Cpn, 10/25/25 .. 999 965
7721727.SQ.FTS.B, Zero Cpn, 10/25/25 .. 1,376 1,315
7721764.SQ.FTS.B, Zero Cpn, 10/25/25 .. 552 529
7721771.SQ.FTS.B, Zero Cpn, 10/25/25 .. 18,687 17,866
7722154.SQ.FTS.B, Zero Cpn, 10/25/25 .. 8,563 8,096
7722297.SQ.FTS.B, Zero Cpn, 10/25/25 .. 5,097 4,900
7722361.SQ.FTS.B, Zero Cpn, 10/25/25 .. 5,767 4,449
7722422.SQ.FTS.B, Zero Cpn, 10/25/25 .. 5,013 4,819
7722495.SQ.FTS.B, Zero Cpn, 10/25/25 .. 2,730 2,605
7722550.SQ.FTS.B, Zero Cpn, 10/25/25 .. 1,419 1,353
7722568.SQ.FTS.B, Zero Cpn, 10/25/25 .. 16,437 15,729
7722772.SQ.FTS.B, Zero Cpn, 10/25/25 .. 10,518 9,973
7722874.SQ.FTS.B, Zero Cpn, 10/25/25 .. 653 631
7722889.SQ.FTS.B, Zero Cpn, 10/25/25 .. 47,045 44,744
7723309.SQ.FTS.B, Zero Cpn, 10/25/25 .. 6,537 6,217
7723351.SQ.FTS.B, Zero Cpn, 10/25/25 .. 3,853 3,648
7723384.SQ.FTS.B, Zero Cpn, 10/25/25 .. 64 62
7723385.SQ.FTS.B, Zero Cpn, 10/25/25 .. 3,573 3,438
7723435.SQ.FTS.B, Zero Cpn, 10/25/25 .. 11,578 11,119
7723572.SQ.FTS.B, Zero Cpn, 10/25/25 .. 1,410 1,352
7723588.SQ.FTS.B, Zero Cpn, 10/25/25 .. 7,102 6,819
7723658.SQ.FTS.B, Zero Cpn, 10/25/25 .. 6,237 5,888
7723714.SQ.FTS.B, Zero Cpn, 10/25/25 .. 43,881 41,639
7724191.SQ.FTS.B, Zero Cpn, 10/25/25 .. 7,776 7,171
7724257.SQ.FTS.B, Zero Cpn, 10/25/25 .. 16,784 16,085
7724387.SQ.FTS.B, Zero Cpn, 10/25/25 .. 14,217 13,610
7724526.SQ.FTS.B, Zero Cpn, 10/25/25 .. 33,243 32,157
7724740.SQ.FTS.B, Zero Cpn, 10/26/25 .. 1,637 1,566
7724777.SQ.FTS.B, Zero Cpn, 10/26/25 .. 2,475 2,350
7724819.SQ.FTS.B, Zero Cpn, 10/26/25 .. 1,383 1,193
7724838.SQ.FTS.B, Zero Cpn, 10/26/25 .. 28,587 27,127
7725180.SQ.FTS.B, Zero Cpn, 10/26/25 .. 8,844 8,458
7725290.SQ.FTS.B, Zero Cpn, 10/26/25 .. 30,122 28,883
7725681.SQ.FTS.B, Zero Cpn, 10/26/25 .. 7,887 7,531
7725774.SQ.FTS.B, Zero Cpn, 10/26/25 .. 2,920 2,800
7725812.SQ.FTS.B, Zero Cpn, 10/26/25 .. 2,434 2,307
7725846.SQ.FTS.B, Zero Cpn, 10/26/25 .. 5,626 5,431
7725943.SQ.FTS.B, Zero Cpn, 10/26/25 .. 988 950
7725970.SQ.FTS.B, Zero Cpn, 10/26/25 .. 2,738 2,585
7726012.SQ.FTS.B, Zero Cpn, 10/26/25 .. 1,110 1,059
7726044.SQ.FTS.B, Zero Cpn, 10/26/25 .. 4,256 4,019
7726117.SQ.FTS.B, Zero Cpn, 10/26/25 .. 5,657 5,301
7726199.SQ.FTS.B, Zero Cpn, 10/26/25 .. 2,629 2,206
7726228.SQ.FTS.B, Zero Cpn, 10/26/25 .. 1,816 1,340
7726558.SQ.FTS.B, Zero Cpn, 10/26/25 .. 4,612 4,429
7726590.SQ.FTS.B, Zero Cpn, 10/26/25 .. 648 622
7726599.SQ.FTS.B, Zero Cpn, 10/26/25 .. 8,142 7,802
7726669.SQ.FTS.B, Zero Cpn, 10/26/25 .. 1,645 1,582
7726682.SQ.FTS.B, Zero Cpn, 10/26/25 .. 4,391 4,200
7726741.SQ.FTS.B, Zero Cpn, 10/26/25 .. 3,256 3,086
7726770.SQ.FTS.B, Zero Cpn, 10/26/25 .. 1,524 1,379
7726785.SQ.FTS.B, Zero Cpn, 10/26/25 .. 35,286 33,064
7727087.SQ.FTS.B, Zero Cpn, 10/26/25 .. 35,343 33,931
7727563.SQ.FTS.B, Zero Cpn, 10/26/25 .. 31,315 30,050
7727853.SQ.FTS.B, Zero Cpn, 10/26/25 .. 33,493 29,264
Description
Principal
Amount Value
Block, Inc. (continued)
7728228.SQ.FTS.B, Zero Cpn, 10/26/25 .. $ 877 $ 848
7728239.SQ.FTS.B, Zero Cpn, 10/26/25 .. 8,947 8,574
7728333.SQ.FTS.B, Zero Cpn, 10/26/25 .. 1,682 1,613
7728339.SQ.FTS.B, Zero Cpn, 10/26/25 .. 5,634 5,415
7728387.SQ.FTS.B, Zero Cpn, 10/26/25 .. 815 777
7728391.SQ.FTS.B, Zero Cpn, 10/26/25 .. 9,689 9,267
7728507.SQ.FTS.B, Zero Cpn, 10/26/25 .. 6,229 6,024
7728570.SQ.FTS.B, Zero Cpn, 10/26/25 .. 4,604 4,404
7728695.SQ.FTS.B, Zero Cpn, 10/26/25 .. 4,993 4,738
7728751.SQ.FTS.B, Zero Cpn, 10/26/25 .. 11,209 10,775
7728856.SQ.FTS.B, Zero Cpn, 10/26/25 .. 16,136 15,420
7729054.SQ.FTS.B, Zero Cpn, 10/26/25 .. 4,324 3,858
7729107.SQ.FTS.B, Zero Cpn, 10/26/25 .. 3,086 2,972
7729128.SQ.FTS.B, Zero Cpn, 10/26/25 .. 606 586
7729131.SQ.FTS.B, Zero Cpn, 10/26/25 .. 4,017 3,865
7729189.SQ.FTS.B, Zero Cpn, 10/26/25 .. 6,411 6,131
7729295.SQ.FTS.B, Zero Cpn, 10/26/25 .. 11,196 10,441
7729422.SQ.FTS.B, Zero Cpn, 10/26/25 .. 1,651 1,218
7729436.SQ.FTS.B, Zero Cpn, 10/26/25 .. 3,706 3,472
7729463.SQ.FTS.B, Zero Cpn, 10/26/25 .. 53,621 51,386
7729945.SQ.FTS.B, Zero Cpn, 10/26/25 .. 2,056 1,919
7729969.SQ.FTS.B, Zero Cpn, 10/26/25 .. 1,945 1,861
7729991.SQ.FTS.B, Zero Cpn, 10/26/25 .. 5,422 5,192
7730034.SQ.FTS.B, Zero Cpn, 10/26/25 .. 10,471 10,032
7730145.SQ.FTS.B, Zero Cpn, 10/26/25 .. 25,203 23,617
7730377.SQ.FTS.B, Zero Cpn, 10/26/25 .. 11,696 11,194
7730435.SQ.FTS.B, Zero Cpn, 10/26/25 .. 45,953 43,947
7730555.SQ.FTS.B, Zero Cpn, 10/27/25 .. 5,558 5,274
7730602.SQ.FTS.B, Zero Cpn, 10/27/25 .. 10,387 10,042
7730732.SQ.FTS.B, Zero Cpn, 10/27/25 .. 1,720 1,655
7730745.SQ.FTS.B, Zero Cpn, 10/27/25 .. 4,212 4,036
7730769.SQ.FTS.B, Zero Cpn, 10/27/25 .. 63,938 61,227
7732540.SQ.FTS.B, Zero Cpn, 10/28/25 .. 385 372
7732564.SQ.FTS.B, Zero Cpn, 10/28/25 .. 1,092 1,036
7732601.SQ.FTS.B, Zero Cpn, 10/28/25 .. 2,029 1,894
7732668.SQ.FTS.B, Zero Cpn, 10/28/25 .. 4,041 3,856
7732778.SQ.FTS.B, Zero Cpn, 10/28/25 .. 15,837 15,231
7733185.SQ.FTS.B, Zero Cpn, 10/28/25 .. 1,290 1,239
7733223.SQ.FTS.B, Zero Cpn, 10/28/25 .. 6,145 5,907
7733391.SQ.FTS.B, Zero Cpn, 10/28/25 .. 2,866 2,701
7733453.SQ.FTS.B, Zero Cpn, 10/28/25 .. 5,337 5,135
7733817.SQ.FTS.B, Zero Cpn, 10/29/25 .. 549 518
7733838.SQ.FTS.B, Zero Cpn, 10/29/25 .. 3,012 2,735
7733898.SQ.FTS.B, Zero Cpn, 10/29/25 .. 2,007 1,894
7734038.SQ.FTS.B, Zero Cpn, 10/29/25 .. 2,066 2,010
7734242.SQ.FTS.B, Zero Cpn, 10/29/25 .. 5,814 5,591
7735570.SQ.FTS.B, Zero Cpn, 10/29/25 .. 1,913 1,830
7735923.SQ.FTS.B, Zero Cpn, 10/29/25 .. 3,444 3,307
7736009.SQ.FTS.B, Zero Cpn, 10/29/25 .. 15,659 15,061
7736498.SQ.FTS.B, Zero Cpn, 10/29/25 .. 19,362 18,068
7736825.SQ.FTS.B, Zero Cpn, 10/29/25 .. 2,349 2,261
7736888.SQ.FTS.B, Zero Cpn, 10/29/25 .. 23,039 21,444
7737511.SQ.FTS.B, Zero Cpn, 10/29/25 .. 1,391 1,351
7737589.SQ.FTS.B, Zero Cpn, 10/29/25 .. 24,912 23,823
7738241.SQ.FTS.B, Zero Cpn, 10/29/25 .. 4,728 4,509
7738361.SQ.FTS.B, Zero Cpn, 10/30/25 .. 966 922
7738382.SQ.FTS.B, Zero Cpn, 10/30/25 .. 8,266 7,945
7738448.SQ.FTS.B, Zero Cpn, 10/30/25 .. 44,321 42,660

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7739265.SQ.FTS.B, Zero Cpn, 10/30/25 .. $ 9,797 $ 9,348
7739515.SQ.FTS.B, Zero Cpn, 10/30/25 .. 6,470 6,096
7739667.SQ.FTS.B, Zero Cpn, 10/30/25 .. 7,570 7,263
7739848.SQ.FTS.B, Zero Cpn, 10/30/25 .. 12,886 12,373
7740184.SQ.FTS.B, Zero Cpn, 10/30/25 .. 11,316 10,875
7740437.SQ.FTS.B, Zero Cpn, 10/30/25 .. 1,963 1,857
7740494.SQ.FTS.B, Zero Cpn, 10/30/25 .. 1,642 1,572
7740545.SQ.FTS.B, Zero Cpn, 10/30/25 .. 7,279 6,975
7740672.SQ.FTS.B, Zero Cpn, 10/30/25 .. 6,495 6,003
7740759.SQ.FTS.B, Zero Cpn, 10/30/25 .. 2,972 2,844
7740801.SQ.FTS.B, Zero Cpn, 10/30/25 .. 29,259 28,075
7741190.SQ.FTS.B, Zero Cpn, 10/30/25 .. 1,556 1,498
7741215.SQ.FTS.B, Zero Cpn, 10/30/25 .. 4,258 4,068
7741290.SQ.FTS.B, Zero Cpn, 10/30/25 .. 9,407 9,005
7741393.SQ.FTS.B, Zero Cpn, 10/30/25 .. 2,732 2,606
7741430.SQ.FTS.B, Zero Cpn, 10/30/25 .. 2,056 1,970
7741444.SQ.FTS.B, Zero Cpn, 10/30/25 .. 13,351 12,737
7741583.SQ.FTS.B, Zero Cpn, 10/30/25 .. 1,896 1,809
7741611.SQ.FTS.B, Zero Cpn, 10/30/25 .. 21,857 20,842
7742024.SQ.FTS.B, Zero Cpn, 10/30/25 .. 430 416
7742047.SQ.FTS.B, Zero Cpn, 10/30/25 .. 28,402 27,207
7742376.SQ.FTS.B, Zero Cpn, 10/30/25 .. 443 425
7742398.SQ.FTS.B, Zero Cpn, 10/30/25 .. 5,862 5,614
7742513.SQ.FTS.B, Zero Cpn, 10/30/25 .. 3,559 3,407
7742554.SQ.FTS.B, Zero Cpn, 10/30/25 .. 2,968 2,818
7742598.SQ.FTS.B, Zero Cpn, 10/30/25 .. 6,128 5,928
7742683.SQ.FTS.B, Zero Cpn, 11/01/25 .. 35,953 34,257
7743273.SQ.FTS.B, Zero Cpn, 11/01/25 .. 7,405 6,969
7743493.SQ.FTS.B, Zero Cpn, 11/01/25 .. 4,548 4,390
7743650.SQ.FTS.B, Zero Cpn, 11/01/25 .. 8,012 7,734
7743929.SQ.FTS.B, Zero Cpn, 11/01/25 .. 3,409 3,291
7744010.SQ.FTS.B, Zero Cpn, 11/01/25 .. 2,241 2,146
7744054.SQ.FTS.B, Zero Cpn, 11/01/25 .. 11,673 11,184
7744334.SQ.FTS.B, Zero Cpn, 11/01/25 .. 3,500 3,260
7744396.SQ.FTS.B, Zero Cpn, 11/01/25 .. 11,968 11,342
7744612.SQ.FTS.B, Zero Cpn, 11/01/25 .. 1,889 1,809
7744639.SQ.FTS.B, Zero Cpn, 11/01/25 .. 2,673 2,561
7744669.SQ.FTS.B, Zero Cpn, 11/01/25 .. 3,810 3,446
7744694.SQ.FTS.B, Zero Cpn, 11/01/25 .. 436 400
7744704.SQ.FTS.B, Zero Cpn, 11/01/25 .. 4,607 4,412
7744804.SQ.FTS.B, Zero Cpn, 11/01/25 .. 1,588 1,437
7744823.SQ.FTS.B, Zero Cpn, 11/01/25 .. 14,890 14,262
7745048.SQ.FTS.B, Zero Cpn, 11/01/25 .. 12,064 11,571
7745153.SQ.FTS.B, Zero Cpn, 11/01/25 .. 8,024 7,585
7745215.SQ.FTS.B, Zero Cpn, 11/01/25 .. 14,585 13,950
7745394.SQ.FTS.B, Zero Cpn, 11/01/25 .. 2,764 2,579
7745438.SQ.FTS.B, Zero Cpn, 11/01/25 .. 509 492
7745443.SQ.FTS.B, Zero Cpn, 11/01/25 .. 9,073 8,703
7745549.SQ.FTS.B, Zero Cpn, 11/01/25 .. 2,440 2,334
7745585.SQ.FTS.B, Zero Cpn, 11/01/25 .. 7,462 7,163
7745677.SQ.FTS.B, Zero Cpn, 11/01/25 .. 2,352 2,254
7745690.SQ.FTS.B, Zero Cpn, 11/01/25 .. 61,934 58,649
7746292.SQ.FTS.B, Zero Cpn, 11/01/25 .. 10,009 9,601
7746425.SQ.FTS.B, Zero Cpn, 11/01/25 .. 18,468 17,746
7746646.SQ.FTS.B, Zero Cpn, 11/01/25 .. 576 550
7746659.SQ.FTS.B, Zero Cpn, 11/01/25 .. 3,148 3,010
7746691.SQ.FTS.B, Zero Cpn, 11/01/25 .. 5,835 5,627
7749222.SQ.FTS.B, Zero Cpn, 11/02/25 .. 2,957 2,806
Description
Principal
Amount Value
Block, Inc. (continued)
7749314.SQ.FTS.B, Zero Cpn, 11/02/25 .. $ 17,922 $ 17,190
7749729.SQ.FTS.B, Zero Cpn, 11/02/25 .. 9,375 8,159
7749916.SQ.FTS.B, Zero Cpn, 11/02/25 .. 4,478 4,319
7750091.SQ.FTS.B, Zero Cpn, 11/02/25 .. 1,798 1,724
7750142.SQ.FTS.B, Zero Cpn, 11/02/25 .. 1,074 1,024
7750185.SQ.FTS.B, Zero Cpn, 11/02/25 .. 4,426 4,199
7750314.SQ.FTS.B, Zero Cpn, 11/02/25 .. 8,130 7,705
7750518.SQ.FTS.B, Zero Cpn, 11/02/25 .. 652 634
7750554.SQ.FTS.B, Zero Cpn, 11/02/25 .. 6,016 5,683
7750669.SQ.FTS.B, Zero Cpn, 11/02/25 .. 3,880 3,283
7750713.SQ.FTS.B, Zero Cpn, 11/02/25 .. 490 463
7750722.SQ.FTS.B, Zero Cpn, 11/02/25 .. 17,036 16,312
7751012.SQ.FTS.B, Zero Cpn, 11/02/25 .. 8,996 8,473
7751173.SQ.FTS.B, Zero Cpn, 11/02/25 .. 910 862
7751198.SQ.FTS.B, Zero Cpn, 11/02/25 .. 5,252 5,031
7751261.SQ.FTS.B, Zero Cpn, 11/02/25 .. 3,682 3,530
7751327.SQ.FTS.B, Zero Cpn, 11/02/25 .. 2,756 2,656
7751404.SQ.FTS.B, Zero Cpn, 11/02/25 .. 21,098 20,196
7751645.SQ.FTS.B, Zero Cpn, 11/02/25 .. 13,792 13,333
7751900.SQ.FTS.B, Zero Cpn, 11/02/25 .. 3,598 3,454
7751973.SQ.FTS.B, Zero Cpn, 11/02/25 .. 30,119 28,941
7752369.SQ.FTS.B, Zero Cpn, 11/02/25 .. 4,674 4,459
7752408.SQ.FTS.B, Zero Cpn, 11/02/25 .. 19,896 18,982
7752612.SQ.FTS.B, Zero Cpn, 11/02/25 .. 10,303 9,236
7752722.SQ.FTS.B, Zero Cpn, 11/02/25 .. 554 524
7752731.SQ.FTS.B, Zero Cpn, 11/02/25 .. 18,160 17,418
7752998.SQ.FTS.B, Zero Cpn, 11/02/25 .. 5,098 4,882
7753080.SQ.FTS.B, Zero Cpn, 11/02/25 .. 3,794 3,621
7753125.SQ.FTS.B, Zero Cpn, 11/02/25 .. 781 716
7753143.SQ.FTS.B, Zero Cpn, 11/02/25 .. 11,183 10,692
7753246.SQ.FTS.B, Zero Cpn, 11/02/25 .. 5,009 4,807
7753297.SQ.FTS.B, Zero Cpn, 11/02/25 .. 6,830 6,537
7753439.SQ.FTS.B, Zero Cpn, 11/03/25 .. 5,960 5,707
7753652.SQ.FTS.B, Zero Cpn, 11/03/25 .. 7,778 7,470
7753835.SQ.FTS.B, Zero Cpn, 11/03/25 .. 12,948 12,422
7754264.SQ.FTS.B, Zero Cpn, 11/03/25 .. 6,568 6,298
7754485.SQ.FTS.B, Zero Cpn, 11/03/25 .. 3,163 3,023
7754522.SQ.FTS.B, Zero Cpn, 11/03/25 .. 6,080 5,826
7754646.SQ.FTS.B, Zero Cpn, 11/03/25 .. 6,518 6,258
7754769.SQ.FTS.B, Zero Cpn, 11/03/25 .. 15,711 15,061
7754955.SQ.FTS.B, Zero Cpn, 11/03/25 .. 21,797 20,909
7755318.SQ.FTS.B, Zero Cpn, 11/03/25 .. 27,810 25,186
7755710.SQ.FTS.B, Zero Cpn, 11/03/25 .. 12,197 11,681
7755964.SQ.FTS.B, Zero Cpn, 11/03/25 .. 1,769 1,705
7755978.SQ.FTS.B, Zero Cpn, 11/03/25 .. 19,125 18,138
7756245.SQ.FTS.B, Zero Cpn, 11/03/25 .. 46,800 43,888
7756758.SQ.FTS.B, Zero Cpn, 11/03/25 .. 1,233 1,178
7756778.SQ.FTS.B, Zero Cpn, 11/03/25 .. 2,677 2,554
7756807.SQ.FTS.B, Zero Cpn, 11/03/25 .. 1,196 1,042
7756841.SQ.FTS.B, Zero Cpn, 11/03/25 .. 1,422 1,358
7756867.SQ.FTS.B, Zero Cpn, 11/03/25 .. 776 730
7756883.SQ.FTS.B, Zero Cpn, 11/03/25 .. 25,219 23,655
7757228.SQ.FTS.B, Zero Cpn, 11/03/25 .. 8,789 8,373
7757432.SQ.FTS.B, Zero Cpn, 11/03/25 .. 37,121 34,334
7757556.SQ.FTS.B, Zero Cpn, 11/04/25 .. 4,880 4,671
7757640.SQ.FTS.B, Zero Cpn, 11/04/25 .. 9,003 8,406
7757800.SQ.FTS.B, Zero Cpn, 11/04/25 .. 3,038 2,856
7757853.SQ.FTS.B, Zero Cpn, 11/04/25 .. 7,614 7,255

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7758002.SQ.FTS.B, Zero Cpn, 11/04/25 .. $ 14,327 $ 13,725
7758253.SQ.FTS.B, Zero Cpn, 11/04/25 .. 5,873 5,571
7758359.SQ.FTS.B, Zero Cpn, 11/04/25 .. 1,020 973
7758378.SQ.FTS.B, Zero Cpn, 11/04/25 .. 7,959 7,704
7758618.SQ.FTS.B, Zero Cpn, 11/04/25 .. 3,025 2,855
7758676.SQ.FTS.B, Zero Cpn, 11/04/25 .. 1,951 1,865
7758717.SQ.FTS.B, Zero Cpn, 11/04/25 .. 3,202 3,061
7758755.SQ.FTS.B, Zero Cpn, 11/05/25 .. 13,129 12,463
7758956.SQ.FTS.B, Zero Cpn, 11/05/25 .. 4,353 4,171
7759020.SQ.FTS.B, Zero Cpn, 11/05/25 .. 3,278 3,104
7759081.SQ.FTS.B, Zero Cpn, 11/05/25 .. 3,094 2,990
7759147.SQ.FTS.B, Zero Cpn, 11/05/25 .. 14,661 14,085
7759394.SQ.FTS.B, Zero Cpn, 11/05/25 .. 867 830
7759414.SQ.FTS.B, Zero Cpn, 11/05/25 .. 4,607 4,438
7759521.SQ.FTS.B, Zero Cpn, 11/05/25 .. 3,454 3,197
7759567.SQ.FTS.B, Zero Cpn, 11/05/25 .. 5,719 5,469
7759657.SQ.FTS.B, Zero Cpn, 11/05/25 .. 2,687 2,536
7759711.SQ.FTS.B, Zero Cpn, 11/05/25 .. 2,360 1,866
7759760.SQ.FTS.B, Zero Cpn, 11/05/25 .. 10,309 9,880
7760146.SQ.FTS.B, Zero Cpn, 11/06/25 .. 3,906 3,750
7760209.SQ.FTS.B, Zero Cpn, 11/06/25 .. 1,816 1,663
7760241.SQ.FTS.B, Zero Cpn, 11/06/25 .. 4,374 4,171
7760303.SQ.FTS.B, Zero Cpn, 11/06/25 .. 3,673 3,536
7760505.SQ.FTS.B, Zero Cpn, 11/06/25 .. 26,547 25,061
7761729.SQ.FTS.B, Zero Cpn, 11/06/25 .. 14,047 13,445
7761958.SQ.FTS.B, Zero Cpn, 11/06/25 .. 16,845 15,979
7762258.SQ.FTS.B, Zero Cpn, 11/06/25 .. 10,079 9,621
7762418.SQ.FTS.B, Zero Cpn, 11/06/25 .. 1,809 1,736
7762455.SQ.FTS.B, Zero Cpn, 11/06/25 .. 13,418 12,813
7762641.SQ.FTS.B, Zero Cpn, 11/06/25 .. 13,315 12,705
7762929.SQ.FTS.B, Zero Cpn, 11/06/25 .. 1,297 1,212
7762960.SQ.FTS.B, Zero Cpn, 11/06/25 .. 12,001 11,500
7763246.SQ.FTS.B, Zero Cpn, 11/06/25 .. 2,396 2,283
7763292.SQ.FTS.B, Zero Cpn, 11/06/25 .. 23,914 22,559
7763985.SQ.FTS.B, Zero Cpn, 11/07/25 .. 37,089 35,322
7764778.SQ.FTS.B, Zero Cpn, 11/07/25 .. 351 341
7764781.SQ.FTS.B, Zero Cpn, 11/07/25 .. 3,658 3,500
7764839.SQ.FTS.B, Zero Cpn, 11/07/25 .. 2,844 2,670
7764885.SQ.FTS.B, Zero Cpn, 11/07/25 .. 23,758 22,611
7765580.SQ.FTS.B, Zero Cpn, 11/07/25 .. 2,583 2,460
7765618.SQ.FTS.B, Zero Cpn, 11/07/25 .. 12,589 12,030
7765872.SQ.FTS.B, Zero Cpn, 11/07/25 .. 3,387 3,233
7765886.SQ.FTS.B, Zero Cpn, 11/07/25 .. 20,571 19,557
7766114.SQ.FTS.B, Zero Cpn, 11/07/25 .. 28,670 27,358
7766498.SQ.FTS.B, Zero Cpn, 11/07/25 .. 9,217 8,796
7766612.SQ.FTS.B, Zero Cpn, 11/07/25 .. 21,218 20,331
7766945.SQ.FTS.B, Zero Cpn, 11/07/25 .. 11,969 11,228
7767072.SQ.FTS.B, Zero Cpn, 11/07/25 .. 11,075 10,314
7767211.SQ.FTS.B, Zero Cpn, 11/07/25 .. 3,422 3,283
7767268.SQ.FTS.B, Zero Cpn, 11/07/25 .. 11,709 11,033
7767465.SQ.FTS.B, Zero Cpn, 11/07/25 .. 15,837 15,135
7767704.SQ.FTS.B, Zero Cpn, 11/07/25 .. 16,910 16,034
7767955.SQ.FTS.B, Zero Cpn, 11/07/25 .. 10,028 9,641
7768047.SQ.FTS.B, Zero Cpn, 11/08/25 .. 720 632
7768065.SQ.FTS.B, Zero Cpn, 11/08/25 .. 14,514 13,441
7768208.SQ.FTS.B, Zero Cpn, 11/08/25 .. 51,025 48,755
7769253.SQ.FTS.B, Zero Cpn, 11/08/25 .. 9,874 9,413
7769434.SQ.FTS.B, Zero Cpn, 11/08/25 .. 2,845 2,672
Description
Principal
Amount Value
Block, Inc. (continued)
7769459.SQ.FTS.B, Zero Cpn, 11/08/25 .. $ 7,536 $ 7,174
7769563.SQ.FTS.B, Zero Cpn, 11/08/25 .. 2,596 2,276
7769603.SQ.FTS.B, Zero Cpn, 11/08/25 .. 10,547 9,986
7769724.SQ.FTS.B, Zero Cpn, 11/08/25 .. 32,002 30,429
7770053.SQ.FTS.B, Zero Cpn, 11/08/25 .. 67,300 64,053
7770689.SQ.FTS.B, Zero Cpn, 11/08/25 .. 11,152 10,653
7770798.SQ.FTS.B, Zero Cpn, 11/08/25 .. 9,601 9,194
7770908.SQ.FTS.B, Zero Cpn, 11/08/25 .. 983 935
7770922.SQ.FTS.B, Zero Cpn, 11/08/25 .. 40,232 38,560
7771253.SQ.FTS.B, Zero Cpn, 11/08/25 .. 6,633 6,254
7771302.SQ.FTS.B, Zero Cpn, 11/08/25 .. 25,385 24,160
7773808.SQ.FTS.B, Zero Cpn, 11/09/25 .. 3,136 2,984
7773856.SQ.FTS.B, Zero Cpn, 11/09/25 .. 1,144 1,083
7773872.SQ.FTS.B, Zero Cpn, 11/09/25 .. 9,513 9,065
7774006.SQ.FTS.B, Zero Cpn, 11/09/25 .. 13,456 12,854
7774242.SQ.FTS.B, Zero Cpn, 11/09/25 .. 4,014 3,825
7774319.SQ.FTS.B, Zero Cpn, 11/09/25 .. 1,181 1,012
7774335.SQ.FTS.B, Zero Cpn, 11/09/25 .. 8,187 7,014
7774436.SQ.FTS.B, Zero Cpn, 11/09/25 .. 5,861 5,274
7774539.SQ.FTS.B, Zero Cpn, 11/09/25 .. 10,112 9,676
7774931.SQ.FTS.B, Zero Cpn, 11/09/25 .. 4,126 3,930
7775011.SQ.FTS.B, Zero Cpn, 11/09/25 .. 2,986 2,852
7775071.SQ.FTS.B, Zero Cpn, 11/09/25 .. 4,326 4,072
7775175.SQ.FTS.B, Zero Cpn, 11/09/25 .. 1,203 1,146
7775201.SQ.FTS.B, Zero Cpn, 11/09/25 .. 2,646 2,524
7775273.SQ.FTS.B, Zero Cpn, 11/09/25 .. 1,932 1,848
7775328.SQ.FTS.B, Zero Cpn, 11/09/25 .. 791 746
7775370.SQ.FTS.B, Zero Cpn, 11/09/25 .. 3,364 3,171
7775450.SQ.FTS.B, Zero Cpn, 11/09/25 .. 2,574 2,485
7775554.SQ.FTS.B, Zero Cpn, 11/09/25 .. 18,593 17,793
7775813.SQ.FTS.B, Zero Cpn, 11/09/25 .. 582 560
7775816.SQ.FTS.B, Zero Cpn, 11/09/25 .. 3,462 3,291
7775847.SQ.FTS.B, Zero Cpn, 11/09/25 .. 5,561 5,150
7775907.SQ.FTS.B, Zero Cpn, 11/09/25 .. 1,780 1,701
7775942.SQ.FTS.B, Zero Cpn, 11/09/25 .. 10,290 9,775
7776077.SQ.FTS.B, Zero Cpn, 11/09/25 .. 8,167 7,667
7776146.SQ.FTS.B, Zero Cpn, 11/09/25 .. 668 646
7776162.SQ.FTS.B, Zero Cpn, 11/09/25 .. 16,965 16,237
7776396.SQ.FTS.B, Zero Cpn, 11/09/25 .. 13,496 12,664
7776588.SQ.FTS.B, Zero Cpn, 11/09/25 .. 1,134 1,069
7776605.SQ.FTS.B, Zero Cpn, 11/09/25 .. 699 670
7776652.SQ.FTS.B, Zero Cpn, 11/09/25 .. 7,887 7,542
7776805.SQ.FTS.B, Zero Cpn, 11/09/25 .. 7,461 7,137
7776863.SQ.FTS.B, Zero Cpn, 11/09/25 .. 13,431 12,800
7777028.SQ.FTS.B, Zero Cpn, 11/09/25 .. 9,026 8,646
7777145.SQ.FTS.B, Zero Cpn, 11/09/25 .. 11,043 10,517
7777374.SQ.FTS.B, Zero Cpn, 11/09/25 .. 8,227 7,219
7777494.SQ.FTS.B, Zero Cpn, 11/09/25 .. 11,816 11,189
7777644.SQ.FTS.B, Zero Cpn, 11/09/25 .. 653 485
7777655.SQ.FTS.B, Zero Cpn, 11/09/25 .. 853 807
7777679.SQ.FTS.B, Zero Cpn, 11/09/25 .. 7,012 6,650
7777793.SQ.FTS.B, Zero Cpn, 11/09/25 .. 3,904 3,738
7777825.SQ.FTS.B, Zero Cpn, 11/09/25 .. 1,732 1,623
7777860.SQ.FTS.B, Zero Cpn, 11/09/25 .. 2,886 2,761
7777902.SQ.FTS.B, Zero Cpn, 11/09/25 .. 2,533 2,440
7777990.SQ.FTS.B, Zero Cpn, 11/10/25 .. 7,435 7,081
7778147.SQ.FTS.B, Zero Cpn, 11/10/25 .. 1,811 1,737
7778209.SQ.FTS.B, Zero Cpn, 11/10/25 .. 7,556 7,242

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7778326.SQ.FTS.B, Zero Cpn, 11/10/25 .. $ 12,342 $ 11,784
7778571.SQ.FTS.B, Zero Cpn, 11/10/25 .. 933 893
7778579.SQ.FTS.B, Zero Cpn, 11/10/25 .. 722 692
7778601.SQ.FTS.B, Zero Cpn, 11/10/25 .. 3,236 2,942
7778684.SQ.FTS.B, Zero Cpn, 11/10/25 .. 4,362 3,501
7778799.SQ.FTS.B, Zero Cpn, 11/10/25 .. 4,746 4,500
7778933.SQ.FTS.B, Zero Cpn, 11/10/25 .. 5,209 4,998
7779095.SQ.FTS.B, Zero Cpn, 11/10/25 .. 3,704 3,512
7779185.SQ.FTS.B, Zero Cpn, 11/10/25 .. 9,983 9,500
7779337.SQ.FTS.B, Zero Cpn, 11/10/25 .. 4,024 3,859
7779413.SQ.FTS.B, Zero Cpn, 11/10/25 .. 29,428 28,108
7779717.SQ.FTS.B, Zero Cpn, 11/10/25 .. 4,216 4,041
7779750.SQ.FTS.B, Zero Cpn, 11/10/25 .. 39,740 37,730
7780337.SQ.FTS.B, Zero Cpn, 11/10/25 .. 1,703 1,274
7780360.SQ.FTS.B, Zero Cpn, 11/10/25 .. 4,369 4,162
7780421.SQ.FTS.B, Zero Cpn, 11/10/25 .. 20,980 19,436
7780641.SQ.FTS.B, Zero Cpn, 11/10/25 .. 10,966 10,479
7780702.SQ.FTS.B, Zero Cpn, 11/10/25 .. 4,297 4,032
7780738.SQ.FTS.B, Zero Cpn, 11/10/25 .. 4,719 3,902
7780779.SQ.FTS.B, Zero Cpn, 11/10/25 .. 7,730 7,394
7780931.SQ.FTS.B, Zero Cpn, 11/10/25 .. 1,374 1,322
7780977.SQ.FTS.B, Zero Cpn, 11/10/25 .. 2,961 2,807
7781028.SQ.FTS.B, Zero Cpn, 11/10/25 .. 11,495 10,938
7781185.SQ.FTS.B, Zero Cpn, 11/10/25 .. 1,675 1,607
7781198.SQ.FTS.B, Zero Cpn, 11/10/25 .. 5,507 5,017
7781273.SQ.FTS.B, Zero Cpn, 11/10/25 .. 43,623 41,720
7781650.SQ.FTS.B, Zero Cpn, 11/11/25 .. 5,905 5,474
7781712.SQ.FTS.B, Zero Cpn, 11/11/25 .. 3,972 3,780
7781746.SQ.FTS.B, Zero Cpn, 11/11/25 .. 6,409 6,121
7781818.SQ.FTS.B, Zero Cpn, 11/11/25 .. 4,215 4,033
7781860.SQ.FTS.B, Zero Cpn, 11/11/25 .. 12,489 11,931
7781984.SQ.FTS.B, Zero Cpn, 11/11/25 .. 3,737 3,523
7782033.SQ.FTS.B, Zero Cpn, 11/11/25 .. 35,136 33,607
7782471.SQ.FTS.B, Zero Cpn, 11/11/25 .. 2,435 2,327
7782514.SQ.FTS.B, Zero Cpn, 11/11/25 .. 2,635 2,513
7782554.SQ.FTS.B, Zero Cpn, 11/11/25 .. 6,241 5,714
7782634.SQ.FTS.B, Zero Cpn, 11/11/25 .. 5,673 5,162
7782695.SQ.FTS.B, Zero Cpn, 11/12/25 .. 21,167 20,256
7782967.SQ.FTS.B, Zero Cpn, 11/12/25 .. 9,351 8,838
7783096.SQ.FTS.B, Zero Cpn, 11/12/25 .. 11,212 10,521
7783263.SQ.FTS.B, Zero Cpn, 11/12/25 .. 4,428 4,244
7783322.SQ.FTS.B, Zero Cpn, 11/12/25 .. 2,115 1,983
7783342.SQ.FTS.B, Zero Cpn, 11/12/25 .. 26,582 25,365
7783921.SQ.FTS.B, Zero Cpn, 11/13/25 .. 4,530 4,336
7783968.SQ.FTS.B, Zero Cpn, 11/13/25 .. 7,305 7,000
7784057.SQ.FTS.B, Zero Cpn, 11/13/25 .. 2,944 2,817
7784163.SQ.FTS.B, Zero Cpn, 11/13/25 .. 587 444
7784179.SQ.FTS.B, Zero Cpn, 11/13/25 .. 10,560 10,103
7784482.SQ.FTS.B, Zero Cpn, 11/13/25 .. 3,594 3,438
7784641.SQ.FTS.B, Zero Cpn, 11/13/25 .. 1,604 1,528
7784700.SQ.FTS.B, Zero Cpn, 11/13/25 .. 10,873 10,384
7785197.SQ.FTS.B, Zero Cpn, 11/13/25 .. 1,671 1,578
7785232.SQ.FTS.B, Zero Cpn, 11/13/25 .. 824 790
7785260.SQ.FTS.B, Zero Cpn, 11/13/25 .. 6,540 6,255
7785395.SQ.FTS.B, Zero Cpn, 11/13/25 .. 23,003 21,585
7785767.SQ.FTS.B, Zero Cpn, 11/13/25 .. 34,364 32,904
7786224.SQ.FTS.B, Zero Cpn, 11/13/25 .. 3,560 3,417
7786287.SQ.FTS.B, Zero Cpn, 11/13/25 .. 14,082 13,380
Description
Principal
Amount Value
Block, Inc. (continued)
7786519.SQ.FTS.B, Zero Cpn, 11/13/25 .. $ 3,129 $ 2,998
7786605.SQ.FTS.B, Zero Cpn, 11/13/25 .. 8,918 8,458
7786778.SQ.FTS.B, Zero Cpn, 11/13/25 .. 9,534 9,082
7786927.SQ.FTS.B, Zero Cpn, 11/13/25 .. 6,246 5,918
7786987.SQ.FTS.B, Zero Cpn, 11/13/25 .. 59,341 56,732
7787845.SQ.FTS.B, Zero Cpn, 11/14/25 .. 2,426 2,341
7787868.SQ.FTS.B, Zero Cpn, 11/14/25 .. 19,350 18,533
7788186.SQ.FTS.B, Zero Cpn, 11/14/25 .. 3,008 2,876
7788268.SQ.FTS.B, Zero Cpn, 11/14/25 .. 2,112 2,020
7788330.SQ.FTS.B, Zero Cpn, 11/14/25 .. 5,056 4,827
7788381.SQ.FTS.B, Zero Cpn, 11/14/25 .. 5,933 5,661
7788459.SQ.FTS.B, Zero Cpn, 11/14/25 .. 3,045 2,923
7788534.SQ.FTS.B, Zero Cpn, 11/14/25 .. 2,026 1,901
7788590.SQ.FTS.B, Zero Cpn, 11/14/25 .. 4,063 3,769
7788740.SQ.FTS.B, Zero Cpn, 11/14/25 .. 1,173 1,122
7788811.SQ.FTS.B, Zero Cpn, 11/14/25 .. 1,123 1,055
7788850.SQ.FTS.B, Zero Cpn, 11/14/25 .. 4,924 4,701
7788964.SQ.FTS.B, Zero Cpn, 11/14/25 .. 1,280 1,225
7788997.SQ.FTS.B, Zero Cpn, 11/14/25 .. 6,303 5,974
7789125.SQ.FTS.B, Zero Cpn, 11/14/25 .. 6,411 6,112
7789475.SQ.FTS.B, Zero Cpn, 11/14/25 .. 636 617
7789499.SQ.FTS.B, Zero Cpn, 11/14/25 .. 6,202 5,943
7789582.SQ.FTS.B, Zero Cpn, 11/14/25 .. 31,584 29,303
7790039.SQ.FTS.B, Zero Cpn, 11/14/25 .. 25,613 24,210
7790407.SQ.FTS.B, Zero Cpn, 11/14/25 .. 21,751 20,461
7790584.SQ.FTS.B, Zero Cpn, 11/14/25 .. 5,520 5,297
7790609.SQ.FTS.B, Zero Cpn, 11/14/25 .. 2,190 2,089
7790625.SQ.FTS.B, Zero Cpn, 11/14/25 .. 5,368 5,110
7790668.SQ.FTS.B, Zero Cpn, 11/14/25 .. 13,185 12,797
7790794.SQ.FTS.B, Zero Cpn, 11/14/25 .. 863 819
7790799.SQ.FTS.B, Zero Cpn, 11/14/25 .. 7,529 7,199
7790836.SQ.FTS.B, Zero Cpn, 11/14/25 .. 8,016 6,925
7790886.SQ.FTS.B, Zero Cpn, 11/14/25 .. 20,445 19,527
7791032.SQ.FTS.B, Zero Cpn, 11/14/25 .. 3,965 3,774
7791046.SQ.FTS.B, Zero Cpn, 11/14/25 .. 5,232 4,761
7791077.SQ.FTS.B, Zero Cpn, 11/14/25 .. 1,983 1,883
7791090.SQ.FTS.B, Zero Cpn, 11/14/25 .. 3,743 3,511
7791135.SQ.FTS.B, Zero Cpn, 11/14/25 .. 11,502 10,562
7791269.SQ.FTS.B, Zero Cpn, 11/14/25 .. 3,177 3,038
7791320.SQ.FTS.B, Zero Cpn, 11/14/25 .. 5,203 4,976
7791358.SQ.FTS.B, Zero Cpn, 11/14/25 .. 20,497 18,499
7791374.SQ.FTS.B, Zero Cpn, 11/15/25 .. 3,833 3,659
7791432.SQ.FTS.B, Zero Cpn, 11/15/25 .. 6,751 6,377
7791505.SQ.FTS.B, Zero Cpn, 11/15/25 .. 20,505 19,336
7791709.SQ.FTS.B, Zero Cpn, 11/15/25 .. 6,456 6,183
7792283.SQ.FTS.B, Zero Cpn, 11/15/25 .. 28,861 27,092
7792935.SQ.FTS.B, Zero Cpn, 11/15/25 .. 12,477 11,907
7793113.SQ.FTS.B, Zero Cpn, 11/15/25 .. 407 397
7793122.SQ.FTS.B, Zero Cpn, 11/15/25 .. 9,290 8,902
7793282.SQ.FTS.B, Zero Cpn, 11/15/25 .. 4,897 4,591
7793344.SQ.FTS.B, Zero Cpn, 11/15/25 .. 15,768 14,775
7793496.SQ.FTS.B, Zero Cpn, 11/15/25 .. 6,884 6,587
7793575.SQ.FTS.B, Zero Cpn, 11/15/25 .. 1,690 1,606
7793596.SQ.FTS.B, Zero Cpn, 11/15/25 .. 514 499
7793609.SQ.FTS.B, Zero Cpn, 11/15/25 .. 2,131 2,050
7793623.SQ.FTS.B, Zero Cpn, 11/15/25 .. 11,456 10,948
7793729.SQ.FTS.B, Zero Cpn, 11/15/25 .. 6,246 5,852
7793779.SQ.FTS.B, Zero Cpn, 11/15/25 .. 2,971 2,842

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7793790.SQ.FTS.B, Zero Cpn, 11/15/25 .. $ 7,137 $ 6,818
7793878.SQ.FTS.B, Zero Cpn, 11/15/25 .. 14,452 13,869
7794048.SQ.FTS.B, Zero Cpn, 11/15/25 .. 9,939 9,499
7794104.SQ.FTS.B, Zero Cpn, 11/15/25 .. 27,543 26,431
7794512.SQ.FTS.B, Zero Cpn, 11/15/25 .. 12,025 11,453
7794656.SQ.FTS.B, Zero Cpn, 11/15/25 .. 1,094 834
7794684.SQ.FTS.B, Zero Cpn, 11/15/25 .. 764 728
7794691.SQ.FTS.B, Zero Cpn, 11/15/25 .. 2,998 2,866
7794762.SQ.FTS.B, Zero Cpn, 11/15/25 .. 1,550 1,401
7794931.SQ.FTS.B, Zero Cpn, 11/15/25 .. 16,963 15,923
7795103.SQ.FTS.B, Zero Cpn, 11/15/25 .. 6,097 5,818
7797038.SQ.FTS.B, Zero Cpn, 11/16/25 .. 21,510 20,554
7797458.SQ.FTS.B, Zero Cpn, 11/16/25 .. 29,798 28,011
7798064.SQ.FTS.B, Zero Cpn, 11/16/25 .. 7,516 6,977
7798166.SQ.FTS.B, Zero Cpn, 11/16/25 .. 20,907 18,454
7798372.SQ.FTS.B, Zero Cpn, 11/16/25 .. 48,945 46,829
7798868.SQ.FTS.B, Zero Cpn, 11/16/25 .. 42,611 40,225
7799249.SQ.FTS.B, Zero Cpn, 11/16/25 .. 67,010 63,496
7800246.SQ.FTS.B, Zero Cpn, 11/17/25 .. 14,227 13,621
7800656.SQ.FTS.B, Zero Cpn, 11/17/25 .. 4,005 3,775
7800695.SQ.FTS.B, Zero Cpn, 11/17/25 .. 6,566 6,255
7800743.SQ.FTS.B, Zero Cpn, 11/17/25 .. 9,336 8,906
7800822.SQ.FTS.B, Zero Cpn, 11/17/25 .. 8,085 7,310
7800873.SQ.FTS.B, Zero Cpn, 11/17/25 .. 5,630 5,279
7800920.SQ.FTS.B, Zero Cpn, 11/17/25 .. 17,806 16,252
7801192.SQ.FTS.B, Zero Cpn, 11/17/25 .. 4,538 4,213
7801307.SQ.FTS.B, Zero Cpn, 11/17/25 .. 1,965 1,875
7801364.SQ.FTS.B, Zero Cpn, 11/17/25 .. 21,058 19,986
7801718.SQ.FTS.B, Zero Cpn, 11/17/25 .. 14,348 13,663
7801945.SQ.FTS.B, Zero Cpn, 11/17/25 .. 6,874 6,499
7802053.SQ.FTS.B, Zero Cpn, 11/17/25 .. 4,582 4,387
7802109.SQ.FTS.B, Zero Cpn, 11/17/25 .. 49,545 47,005
7802766.SQ.FTS.B, Zero Cpn, 11/17/25 .. 4,530 4,321
7802802.SQ.FTS.B, Zero Cpn, 11/17/25 .. 2,078 1,972
7802831.SQ.FTS.B, Zero Cpn, 11/17/25 .. 13,320 12,753
7802951.SQ.FTS.B, Zero Cpn, 11/17/25 .. 7,012 6,677
7803040.SQ.FTS.B, Zero Cpn, 11/17/25 .. 5,160 4,835
7803104.SQ.FTS.B, Zero Cpn, 11/17/25 .. 2,552 2,437
7803138.SQ.FTS.B, Zero Cpn, 11/17/25 .. 15,090 14,452
7803416.SQ.FTS.B, Zero Cpn, 11/17/25 .. 2,013 1,746
7803451.SQ.FTS.B, Zero Cpn, 11/17/25 .. 5,045 4,724
7803525.SQ.FTS.B, Zero Cpn, 11/17/25 .. 9,657 9,165
7803595.SQ.FTS.B, Zero Cpn, 11/17/25 .. 44,934 42,240
7803970.SQ.FTS.B, Zero Cpn, 11/18/25 .. 1,058 1,007
7803989.SQ.FTS.B, Zero Cpn, 11/18/25 .. 1,089 839
7804001.SQ.FTS.B, Zero Cpn, 11/18/25 .. 27,783 26,354
7804246.SQ.FTS.B, Zero Cpn, 11/18/25 .. 10,307 9,858
7804356.SQ.FTS.B, Zero Cpn, 11/18/25 .. 6,342 6,033
7804408.SQ.FTS.B, Zero Cpn, 11/18/25 .. 6,238 5,959
7804473.SQ.FTS.B, Zero Cpn, 11/18/25 .. 29,116 27,517
7804791.SQ.FTS.B, Zero Cpn, 11/18/25 .. 1,814 1,730
7804812.SQ.FTS.B, Zero Cpn, 11/18/25 .. 2,813 2,509
7804843.SQ.FTS.B, Zero Cpn, 11/18/25 .. 804 772
7804854.SQ.FTS.B, Zero Cpn, 11/18/25 .. 4,059 3,838
7804885.SQ.FTS.B, Zero Cpn, 11/18/25 .. 16,697 15,839
7805024.SQ.FTS.B, Zero Cpn, 11/19/25 .. 2,846 2,718
7805048.SQ.FTS.B, Zero Cpn, 11/19/25 .. 956 912
7805074.SQ.FTS.B, Zero Cpn, 11/19/25 .. 8,152 7,655
Description
Principal
Amount Value
Block, Inc. (continued)
7805138.SQ.FTS.B, Zero Cpn, 11/19/25 .. $ 2,149 $ 2,062
7805161.SQ.FTS.B, Zero Cpn, 11/19/25 .. 16,774 15,200
7805294.SQ.FTS.B, Zero Cpn, 11/19/25 .. 5,369 5,093
7805360.SQ.FTS.B, Zero Cpn, 11/19/25 .. 4,410 4,231
7805412.SQ.FTS.B, Zero Cpn, 11/19/25 .. 1,663 1,578
7805429.SQ.FTS.B, Zero Cpn, 11/19/25 .. 2,217 2,120
7805446.SQ.FTS.B, Zero Cpn, 11/19/25 .. 13,127 12,405
7805585.SQ.FTS.B, Zero Cpn, 11/19/25 .. 7,569 7,219
7805826.SQ.FTS.B, Zero Cpn, 11/20/25 .. 2,574 2,456
7805935.SQ.FTS.B, Zero Cpn, 11/20/25 .. 2,374 2,227
7806006.SQ.FTS.B, Zero Cpn, 11/20/25 .. 2,164 2,069
7806075.SQ.FTS.B, Zero Cpn, 11/20/25 .. 1,288 1,207
7806131.SQ.FTS.B, Zero Cpn, 11/20/25 .. 8,178 7,805
7806478.SQ.FTS.B, Zero Cpn, 11/20/25 .. 5,828 5,474
7806629.SQ.FTS.B, Zero Cpn, 11/20/25 .. 10,985 10,498
7806855.SQ.FTS.B, Zero Cpn, 11/20/25 .. 964 932
7806867.SQ.FTS.B, Zero Cpn, 11/20/25 .. 1,996 1,910
7806884.SQ.FTS.B, Zero Cpn, 11/20/25 .. 695 540
7806888.SQ.FTS.B, Zero Cpn, 11/20/25 .. 24,170 23,100
7807415.SQ.FTS.B, Zero Cpn, 11/20/25 .. 3,279 3,049
7807460.SQ.FTS.B, Zero Cpn, 11/20/25 .. 1,060 1,012
7807482.SQ.FTS.B, Zero Cpn, 11/20/25 .. 32,940 31,414
7807878.SQ.FTS.B, Zero Cpn, 11/20/25 .. 10,407 9,852
7807979.SQ.FTS.B, Zero Cpn, 11/20/25 .. 6,677 6,403
7808037.SQ.FTS.B, Zero Cpn, 11/20/25 .. 1,019 970
7808045.SQ.FTS.B, Zero Cpn, 11/20/25 .. 5,354 5,145
7808127.SQ.FTS.B, Zero Cpn, 11/20/25 .. 2,008 1,917
7808156.SQ.FTS.B, Zero Cpn, 11/20/25 .. 20,303 18,965
7808380.SQ.FTS.B, Zero Cpn, 11/20/25 .. 7,530 7,154
7808451.SQ.FTS.B, Zero Cpn, 11/20/25 .. 1,250 1,191
7808461.SQ.FTS.B, Zero Cpn, 11/20/25 .. 35,814 33,565
7808825.SQ.FTS.B, Zero Cpn, 11/20/25 .. 5,315 5,099
7808892.SQ.FTS.B, Zero Cpn, 11/20/25 .. 9,892 9,433
7809010.SQ.FTS.B, Zero Cpn, 11/20/25 .. 5,208 4,752
7809089.SQ.FTS.B, Zero Cpn, 11/20/25 .. 9,001 8,525
7809199.SQ.FTS.B, Zero Cpn, 11/20/25 .. 2,980 2,831
7809234.SQ.FTS.B, Zero Cpn, 11/20/25 .. 13,390 12,738
7809371.SQ.FTS.B, Zero Cpn, 11/20/25 .. 5,812 5,402
7809541.SQ.FTS.B, Zero Cpn, 11/21/25 .. 194 189
7809564.SQ.FTS.B, Zero Cpn, 11/21/25 .. 21,785 20,640
7809994.SQ.FTS.B, Zero Cpn, 11/21/25 .. 3,377 3,234
7810072.SQ.FTS.B, Zero Cpn, 11/21/25 .. 7,059 5,841
7810227.SQ.FTS.B, Zero Cpn, 11/21/25 .. 2,154 2,062
7810276.SQ.FTS.B, Zero Cpn, 11/21/25 .. 1,416 1,356
7810303.SQ.FTS.B, Zero Cpn, 11/21/25 .. 2,370 2,304
7810436.SQ.FTS.B, Zero Cpn, 11/21/25 .. 5,322 4,722
7810579.SQ.FTS.B, Zero Cpn, 11/21/25 .. 3,587 2,795
7810650.SQ.FTS.B, Zero Cpn, 11/21/25 .. 8,148 7,784
7810845.SQ.FTS.B, Zero Cpn, 11/21/25 .. 3,076 2,926
7810923.SQ.FTS.B, Zero Cpn, 11/21/25 .. 1,924 1,835
7810965.SQ.FTS.B, Zero Cpn, 11/21/25 .. 5,996 5,631
7811108.SQ.FTS.B, Zero Cpn, 11/21/25 .. 4,212 4,066
7811168.SQ.FTS.B, Zero Cpn, 11/21/25 .. 3,641 3,419
7811222.SQ.FTS.B, Zero Cpn, 11/21/25 .. 4,626 4,417
7811270.SQ.FTS.B, Zero Cpn, 11/21/25 .. 12,189 11,655
7811411.SQ.FTS.B, Zero Cpn, 11/21/25 .. 3,086 2,800
7811481.SQ.FTS.B, Zero Cpn, 11/21/25 .. 5,875 5,517
7811542.SQ.FTS.B, Zero Cpn, 11/21/25 .. 686 634

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7811552.SQ.FTS.B, Zero Cpn, 11/21/25 .. $ 1,765 $ 1,715
7811644.SQ.FTS.B, Zero Cpn, 11/21/25 .. 5,697 5,080
7811717.SQ.FTS.B, Zero Cpn, 11/21/25 .. 1,328 1,276
7811729.SQ.FTS.B, Zero Cpn, 11/21/25 .. 1,273 1,194
7811751.SQ.FTS.B, Zero Cpn, 11/21/25 .. 233 226
7811758.SQ.FTS.B, Zero Cpn, 11/21/25 .. 960 931
7811784.SQ.FTS.B, Zero Cpn, 11/21/25 .. 11,836 11,301
7811932.SQ.FTS.B, Zero Cpn, 11/21/25 .. 1,031 987
7811941.SQ.FTS.B, Zero Cpn, 11/21/25 .. 11,860 11,287
7812163.SQ.FTS.B, Zero Cpn, 11/21/25 .. 15,592 15,035
7812476.SQ.FTS.B, Zero Cpn, 11/21/25 .. 28,664 27,182
7812721.SQ.FTS.B, Zero Cpn, 11/21/25 .. 2,065 1,990
7812739.SQ.FTS.B, Zero Cpn, 11/21/25 .. 659 629
7812746.SQ.FTS.B, Zero Cpn, 11/21/25 .. 3,029 2,873
7812773.SQ.FTS.B, Zero Cpn, 11/21/25 .. 15,233 14,433
7812923.SQ.FTS.B, Zero Cpn, 11/21/25 .. 3,024 2,889
7812963.SQ.FTS.B, Zero Cpn, 11/21/25 .. 2,974 2,844
7813020.SQ.FTS.B, Zero Cpn, 11/21/25 .. 4,217 4,046
7813086.SQ.FTS.B, Zero Cpn, 11/21/25 .. 531 504
7813097.SQ.FTS.B, Zero Cpn, 11/21/25 .. 21,223 20,125
7813283.SQ.FTS.B, Zero Cpn, 11/22/25 .. 14,837 14,137
7813678.SQ.FTS.B, Zero Cpn, 11/22/25 .. 1,497 1,403
7813697.SQ.FTS.B, Zero Cpn, 11/22/25 .. 7,674 7,344
7813879.SQ.FTS.B, Zero Cpn, 11/22/25 .. 1,453 1,135
7813930.SQ.FTS.B, Zero Cpn, 11/22/25 .. 15,436 14,762
7814352.SQ.FTS.B, Zero Cpn, 11/22/25 .. 9,627 9,183
7814601.SQ.FTS.B, Zero Cpn, 11/22/25 .. 9,817 9,427
7814769.SQ.FTS.B, Zero Cpn, 11/22/25 .. 4,347 4,153
7814849.SQ.FTS.B, Zero Cpn, 11/22/25 .. 2,084 1,985
7814881.SQ.FTS.B, Zero Cpn, 11/22/25 .. 10,301 9,830
7815005.SQ.FTS.B, Zero Cpn, 11/22/25 .. 29,160 27,648
7815440.SQ.FTS.B, Zero Cpn, 11/22/25 .. 14,452 13,803
7815569.SQ.FTS.B, Zero Cpn, 11/22/25 .. 2,747 2,146
7815586.SQ.FTS.B, Zero Cpn, 11/22/25 .. 5,168 4,893
7815635.SQ.FTS.B, Zero Cpn, 11/22/25 .. 3,463 3,315
7815672.SQ.FTS.B, Zero Cpn, 11/22/25 .. 61,083 58,434
7816281.SQ.FTS.B, Zero Cpn, 11/22/25 .. 60,749 55,179
7816852.SQ.FTS.B, Zero Cpn, 11/22/25 .. 4,872 4,595
7816934.SQ.FTS.B, Zero Cpn, 11/22/25 .. 101,048 96,016
7821105.SQ.FTS.B, Zero Cpn, 11/23/25 .. 3,339 3,062
7821160.SQ.FTS.B, Zero Cpn, 11/23/25 .. 42,014 38,626
7822023.SQ.FTS.B, Zero Cpn, 11/23/25 .. 12,551 11,453
7822522.SQ.FTS.B, Zero Cpn, 11/23/25 .. 25,072 23,201
7823088.SQ.FTS.B, Zero Cpn, 11/23/25 .. 15,528 14,173
7823332.SQ.FTS.B, Zero Cpn, 11/23/25 .. 2,571 2,368
7823360.SQ.FTS.B, Zero Cpn, 11/23/25 .. 2,508 2,339
7823385.SQ.FTS.B, Zero Cpn, 11/23/25 .. 10,525 9,802
7823504.SQ.FTS.B, Zero Cpn, 11/23/25 .. 4,985 4,547
7823574.SQ.FTS.B, Zero Cpn, 11/23/25 .. 54,815 51,316
7824397.SQ.FTS.B, Zero Cpn, 11/23/25 .. 636 580
7824421.SQ.FTS.B, Zero Cpn, 11/23/25 .. 2,380 2,186
7824451.SQ.FTS.B, Zero Cpn, 11/23/25 .. 6,051 5,513
7824549.SQ.FTS.B, Zero Cpn, 11/23/25 .. 3,030 2,746
7824627.SQ.FTS.B, Zero Cpn, 11/23/25 .. 35,843 33,273
7825444.SQ.FTS.B, Zero Cpn, 11/24/25 .. 535 491
7825454.SQ.FTS.B, Zero Cpn, 11/24/25 .. 3,268 2,974
7825506.SQ.FTS.B, Zero Cpn, 11/24/25 .. 13,785 12,917
7825695.SQ.FTS.B, Zero Cpn, 11/24/25 .. 11,160 10,114
Description
Principal
Amount Value
Block, Inc. (continued)
7825875.SQ.FTS.B, Zero Cpn, 11/24/25 .. $ 3,434 $ 3,130
7825902.SQ.FTS.B, Zero Cpn, 11/24/25 .. 84,879 78,758
7827191.SQ.FTS.B, Zero Cpn, 11/24/25 .. 2,584 2,370
7827233.SQ.FTS.B, Zero Cpn, 11/24/25 .. 7,276 6,737
7827355.SQ.FTS.B, Zero Cpn, 11/24/25 .. 24,579 22,782
7827665.SQ.FTS.B, Zero Cpn, 11/24/25 .. 2,375 2,179
7827686.SQ.FTS.B, Zero Cpn, 11/24/25 .. 9,100 8,515
7827830.SQ.FTS.B, Zero Cpn, 11/24/25 .. 17,391 16,023
7828067.SQ.FTS.B, Zero Cpn, 11/24/25 .. 16,954 15,862
7828318.SQ.FTS.B, Zero Cpn, 11/24/25 .. 1,222 1,124
7828343.SQ.FTS.B, Zero Cpn, 11/24/25 .. 4,567 4,258
7828406.SQ.FTS.B, Zero Cpn, 11/24/25 .. 9,821 9,085
7828476.SQ.FTS.B, Zero Cpn, 11/24/25 .. 10,972 10,179
7828641.SQ.FTS.B, Zero Cpn, 11/24/25 .. 2,291 2,120
7828674.SQ.FTS.B, Zero Cpn, 11/24/25 .. 4,607 4,240
7828749.SQ.FTS.B, Zero Cpn, 11/24/25 .. 3,780 3,476
7828798.SQ.FTS.B, Zero Cpn, 11/24/25 .. 4,121 3,855
7828858.SQ.FTS.B, Zero Cpn, 11/24/25 .. 41,955 39,276
7829329.SQ.FTS.B, Zero Cpn, 11/25/25 .. 3,459 3,193
7829390.SQ.FTS.B, Zero Cpn, 11/25/25 .. 3,793 3,514
7829440.SQ.FTS.B, Zero Cpn, 11/25/25 .. 2,890 2,694
7829471.SQ.FTS.B, Zero Cpn, 11/25/25 .. 821 757
7829488.SQ.FTS.B, Zero Cpn, 11/25/25 .. 5,082 4,685
7829549.SQ.FTS.B, Zero Cpn, 11/25/25 .. 6,839 6,258
7829629.SQ.FTS.B, Zero Cpn, 11/25/25 .. 8,161 7,601
7829747.SQ.FTS.B, Zero Cpn, 11/25/25 .. 2,666 2,482
7829772.SQ.FTS.B, Zero Cpn, 11/25/25 .. 15,083 13,741
7830014.SQ.FTS.B, Zero Cpn, 11/25/25 .. 18,725 17,537
7830244.SQ.FTS.B, Zero Cpn, 11/25/25 .. 1,353 1,261
7830269.SQ.FTS.B, Zero Cpn, 11/25/25 .. 1,514 1,401
7830297.SQ.FTS.B, Zero Cpn, 11/25/25 .. 6,548 6,104
7830369.SQ.FTS.B, Zero Cpn, 11/25/25 .. 5,298 4,953
7830461.SQ.FTS.B, Zero Cpn, 11/26/25 .. 4,859 4,408
7830538.SQ.FTS.B, Zero Cpn, 11/26/25 .. 1,842 1,724
7830557.SQ.FTS.B, Zero Cpn, 11/26/25 .. 2,248 2,094
7830760.SQ.FTS.B, Zero Cpn, 11/26/25 .. 7,542 6,962
7830875.SQ.FTS.B, Zero Cpn, 11/26/25 .. 6,939 6,462
7830977.SQ.FTS.B, Zero Cpn, 11/26/25 .. 9,552 8,943
7831103.SQ.FTS.B, Zero Cpn, 11/26/25 .. 6,481 6,063
7831200.SQ.FTS.B, Zero Cpn, 11/26/25 .. 1,316 1,214
7831222.SQ.FTS.B, Zero Cpn, 11/26/25 .. 10,842 10,107
7831392.SQ.FTS.B, Zero Cpn, 11/27/25 .. 1,921 1,765
7831436.SQ.FTS.B, Zero Cpn, 11/27/25 .. 15,933 14,747
7831725.SQ.FTS.B, Zero Cpn, 11/27/25 .. 2,056 1,840
7831772.SQ.FTS.B, Zero Cpn, 11/27/25 .. 3,098 2,853
7831818.SQ.FTS.B, Zero Cpn, 11/27/25 .. 3,123 2,871
7831860.SQ.FTS.B, Zero Cpn, 11/27/25 .. 17,870 16,539
7832085.SQ.FTS.B, Zero Cpn, 11/27/25 .. 2,578 2,413
7832113.SQ.FTS.B, Zero Cpn, 11/27/25 .. 2,386 2,223
7832147.SQ.FTS.B, Zero Cpn, 11/27/25 .. 3,549 3,322
7832175.SQ.FTS.B, Zero Cpn, 11/27/25 .. 12,219 11,185
7832284.SQ.FTS.B, Zero Cpn, 11/27/25 .. 10,930 10,148
7832370.SQ.FTS.B, Zero Cpn, 11/27/25 .. 8,095 7,388
7832479.SQ.FTS.B, Zero Cpn, 11/27/25 .. 24,999 23,066
7832870.SQ.FTS.B, Zero Cpn, 11/28/25 .. 1,427 1,329
7832992.SQ.FTS.B, Zero Cpn, 11/28/25 .. 528 494
7833003.SQ.FTS.B, Zero Cpn, 11/28/25 .. 1,088 1,013
7833050.SQ.FTS.B, Zero Cpn, 11/28/25 .. 6,759 6,325

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7833519.SQ.FTS.B, Zero Cpn, 11/28/25 .. $ 5,306 $ 4,828
7833656.SQ.FTS.B, Zero Cpn, 11/28/25 .. 2,725 2,550
7833751.SQ.FTS.B, Zero Cpn, 11/28/25 .. 73,260 68,635
7834945.SQ.FTS.B, Zero Cpn, 11/28/25 .. 771 688
7834957.SQ.FTS.B, Zero Cpn, 11/28/25 .. 9,409 8,683
7835136.SQ.FTS.B, Zero Cpn, 11/28/25 .. 14,093 13,195
7835392.SQ.FTS.B, Zero Cpn, 11/28/25 .. 2,433 2,278
7835423.SQ.FTS.B, Zero Cpn, 11/28/25 .. 48,640 45,082
7836184.SQ.FTS.B, Zero Cpn, 11/28/25 .. 3,364 3,089
7836262.SQ.FTS.B, Zero Cpn, 11/28/25 .. 5,108 4,782
7836376.SQ.FTS.B, Zero Cpn, 11/29/25 .. 5,367 5,000
7836439.SQ.FTS.B, Zero Cpn, 11/29/25 .. 13,089 12,098
7836565.SQ.FTS.B, Zero Cpn, 11/29/25 .. 10,749 10,055
7836670.SQ.FTS.B, Zero Cpn, 11/29/25 .. 963 868
7836679.SQ.FTS.B, Zero Cpn, 11/29/25 .. 6,507 6,063
7836746.SQ.FTS.B, Zero Cpn, 11/29/25 .. 6,397 5,985
7836876.SQ.FTS.B, Zero Cpn, 11/29/25 .. 7,677 7,043
7836969.SQ.FTS.B, Zero Cpn, 11/29/25 .. 21,830 20,074
7837477.SQ.FTS.B, Zero Cpn, 11/29/25 .. 2,798 2,616
7837541.SQ.FTS.B, Zero Cpn, 11/29/25 .. 2,013 1,883
7837615.SQ.FTS.B, Zero Cpn, 11/29/25 .. 4,885 4,538
7837671.SQ.FTS.B, Zero Cpn, 11/29/25 .. 10,368 9,503
7837833.SQ.FTS.B, Zero Cpn, 11/29/25 .. 2,215 1,974
7837878.SQ.FTS.B, Zero Cpn, 11/29/25 .. 4,344 4,025
7837935.SQ.FTS.B, Zero Cpn, 11/29/25 .. 8,477 7,935
7838033.SQ.FTS.B, Zero Cpn, 11/29/25 .. 59,544 55,696
7838750.SQ.FTS.B, Zero Cpn, 11/29/25 .. 73,171 67,921
7839442.SQ.FTS.B, Zero Cpn, 11/29/25 .. 48,366 44,741
7839966.SQ.FTS.B, Zero Cpn, 11/29/25 .. 4,064 3,771
7840013.SQ.FTS.B, Zero Cpn, 11/29/25 .. 6,991 6,431
7840053.SQ.FTS.B, Zero Cpn, 11/29/25 .. 3,537 3,297
7840068.SQ.FTS.B, Zero Cpn, 11/29/25 .. 3,244 3,036
7840097.SQ.FTS.B, Zero Cpn, 11/29/25 .. 4,707 4,235
7842370.SQ.FTS.B, Zero Cpn, 11/30/25 .. 4,345 3,974
7842467.SQ.FTS.B, Zero Cpn, 11/30/25 .. 712 658
7842480.SQ.FTS.B, Zero Cpn, 11/30/25 .. 2,334 2,144
7842506.SQ.FTS.B, Zero Cpn, 11/30/25 .. 4,632 4,262
7842554.SQ.FTS.B, Zero Cpn, 11/30/25 .. 5,224 4,811
7842626.SQ.FTS.B, Zero Cpn, 11/30/25 .. 4,131 3,846
7842690.SQ.FTS.B, Zero Cpn, 11/30/25 .. 26,857 25,121
7843105.SQ.FTS.B, Zero Cpn, 11/30/25 .. 19,140 17,769
7843585.SQ.FTS.B, Zero Cpn, 11/30/25 .. 2,917 2,729
7843655.SQ.FTS.B, Zero Cpn, 11/30/25 .. 987 902
7843678.SQ.FTS.B, Zero Cpn, 11/30/25 .. 10,245 9,579
7843814.SQ.FTS.B, Zero Cpn, 11/30/25 .. 2,468 2,275
7843867.SQ.FTS.B, Zero Cpn, 11/30/25 .. 79,828 74,114
7844996.SQ.FTS.B, Zero Cpn, 11/30/25 .. 30,996 28,511
7845256.SQ.FTS.B, Zero Cpn, 11/30/25 .. 3,047 2,793
7845311.SQ.FTS.B, Zero Cpn, 11/30/25 .. 1,115 1,034
7845327.SQ.FTS.B, Zero Cpn, 11/30/25 .. 3,659 3,403
7845392.SQ.FTS.B, Zero Cpn, 11/30/25 .. 2,627 2,423
7845415.SQ.FTS.B, Zero Cpn, 11/30/25 .. 9,660 8,944
7845512.SQ.FTS.B, Zero Cpn, 11/30/25 .. 10,337 9,492
7845604.SQ.FTS.B, Zero Cpn, 11/30/25 .. 9,560 8,948
7845703.SQ.FTS.B, Zero Cpn, 11/30/25 .. 2,261 1,936
7845787.SQ.FTS.B, Zero Cpn, 11/30/25 .. 2,632 2,442
7845833.SQ.FTS.B, Zero Cpn, 11/30/25 .. 1,480 1,370
7845844.SQ.FTS.B, Zero Cpn, 11/30/25 .. 1,476 1,346
Description
Principal
Amount Value
Block, Inc. (continued)
7845849.SQ.FTS.B, Zero Cpn, 11/30/25 .. $ 3,999 $ 3,683
7845869.SQ.FTS.B, Zero Cpn, 11/30/25 .. 1,921 1,776
7845878.SQ.FTS.B, Zero Cpn, 11/30/25 .. 3,048 2,801
7845896.SQ.FTS.B, Zero Cpn, 11/30/25 .. 2,699 2,424
7845917.SQ.FTS.B, Zero Cpn, 11/30/25 .. 7,345 6,719
7845986.SQ.FTS.B, Zero Cpn, 11/30/25 .. 891 818
7846007.SQ.FTS.B, Zero Cpn, 11/30/25 .. 4,023 3,735
7846043.SQ.FTS.B, Zero Cpn, 11/30/25 .. 50,767 47,486
7846539.SQ.FTS.B, Zero Cpn, 11/30/25 .. 6,374 5,931
7846681.SQ.FTS.B, Zero Cpn, 11/30/25 .. 26,234 24,540
7847120.SQ.FTS.B, Zero Cpn, 11/30/25 .. 18,040 16,875
7847470.SQ.FTS.B, Zero Cpn, 11/30/25 .. 10,605 9,682
7847727.SQ.FTS.B, Zero Cpn, 11/30/25 .. 5,905 5,524
7847814.SQ.FTS.B, Zero Cpn, 11/30/25 .. 4,361 4,044
7847877.SQ.FTS.B, Zero Cpn, 11/30/25 .. 8,413 7,867
7847972.SQ.FTS.B, Zero Cpn, 11/30/25 .. 1,348 1,245
7847991.SQ.FTS.B, Zero Cpn, 11/30/25 .. 2,261 2,074
7848016.SQ.FTS.B, Zero Cpn, 11/30/25 .. 1,154 1,062
7848038.SQ.FTS.B, Zero Cpn, 11/30/25 .. 1,923 1,798
7848081.SQ.FTS.B, Zero Cpn, 11/30/25 .. 8,177 7,653
7848256.SQ.FTS.B, Zero Cpn, 11/30/25 .. 3,214 2,988
7848290.SQ.FTS.B, Zero Cpn, 11/30/25 .. 13,998 12,771
7848447.SQ.FTS.B, Zero Cpn, 11/30/25 .. 3,856 3,607
7848507.SQ.FTS.B, Zero Cpn, 11/30/25 .. 4,239 3,883
7848556.SQ.FTS.B, Zero Cpn, 11/30/25 .. 12,335 11,492
7848656.SQ.FTS.B, Zero Cpn, 11/30/25 .. 11,432 10,687
7848750.SQ.FTS.B, Zero Cpn, 11/30/25 .. 28,846 26,339
7848990.SQ.FTS.B, Zero Cpn, 11/30/25 .. 5,103 4,721
7849084.SQ.FTS.B, Zero Cpn, 11/30/25 .. 6,611 6,032
7849164.SQ.FTS.B, Zero Cpn, 11/30/25 .. 295 273
7849174.SQ.FTS.B, Zero Cpn, 11/30/25 .. 3,577 3,314
7849196.SQ.FTS.B, Zero Cpn, 11/30/25 .. 568 531
7849202.SQ.FTS.B, Zero Cpn, 11/30/25 .. 13,544 12,570
7849316.SQ.FTS.B, Zero Cpn, 11/30/25 .. 1,002 916
7849318.SQ.FTS.B, Zero Cpn, 11/30/25 .. 462 402
7849345.SQ.FTS.B, Zero Cpn, 11/30/25 .. 78,617 72,723
7850077.SQ.FTS.B, Zero Cpn, 11/30/25 .. 1,669 1,544
7850087.SQ.FTS.B, Zero Cpn, 11/30/25 .. 20,409 19,095
7850423.SQ.FTS.B, Zero Cpn, 12/01/25 .. 10,470 9,685
7850585.SQ.FTS.B, Zero Cpn, 12/01/25 .. 7,568 7,080
7850657.SQ.FTS.B, Zero Cpn, 12/01/25 .. 6,133 5,734
7850723.SQ.FTS.B, Zero Cpn, 12/01/25 .. 5,801 5,283
7850776.SQ.FTS.B, Zero Cpn, 12/01/25 .. 6,907 6,461
7850848.SQ.FTS.B, Zero Cpn, 12/01/25 .. 764 673
7850862.SQ.FTS.B, Zero Cpn, 12/01/25 .. 33,240 31,111
7851146.SQ.FTS.B, Zero Cpn, 12/01/25 .. 1,470 1,342
7851164.SQ.FTS.B, Zero Cpn, 12/01/25 .. 2,895 2,662
7851191.SQ.FTS.B, Zero Cpn, 12/01/25 .. 3,748 3,469
7851229.SQ.FTS.B, Zero Cpn, 12/01/25 .. 3,037 2,812
7851260.SQ.FTS.B, Zero Cpn, 12/01/25 .. 11,024 10,010
7851381.SQ.FTS.B, Zero Cpn, 12/01/25 .. 7,311 6,690
7851455.SQ.FTS.B, Zero Cpn, 12/02/25 .. 11,369 10,629
7851570.SQ.FTS.B, Zero Cpn, 12/02/25 .. 7,299 6,757
7851652.SQ.FTS.B, Zero Cpn, 12/02/25 .. 2,929 2,677
7851689.SQ.FTS.B, Zero Cpn, 12/02/25 .. 15,296 13,989
7851862.SQ.FTS.B, Zero Cpn, 12/02/25 .. 1,806 1,664
7851881.SQ.FTS.B, Zero Cpn, 12/02/25 .. 1,928 1,790
7851900.SQ.FTS.B, Zero Cpn, 12/02/25 .. 2,633 2,422

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7851920.SQ.FTS.B, Zero Cpn, 12/02/25 .. $ 1,971 $ 1,784
7851946.SQ.FTS.B, Zero Cpn, 12/02/25 .. 1,880 1,746
7851968.SQ.FTS.B, Zero Cpn, 12/02/25 .. 3,532 3,274
7852014.SQ.FTS.B, Zero Cpn, 12/02/25 .. 19,435 18,098
7852238.SQ.FTS.B, Zero Cpn, 12/02/25 .. 4,707 4,321
7852293.SQ.FTS.B, Zero Cpn, 12/02/25 .. 3,173 2,954
7852336.SQ.FTS.B, Zero Cpn, 12/02/25 .. 25,530 23,879
7852982.SQ.FTS.B, Zero Cpn, 12/03/25 .. 8,367 7,795
7853255.SQ.FTS.B, Zero Cpn, 12/03/25 .. 12,834 12,007
7853607.SQ.FTS.B, Zero Cpn, 12/03/25 .. 7,962 7,447
7853722.SQ.FTS.B, Zero Cpn, 12/03/25 .. 14,937 13,971
7853962.SQ.FTS.B, Zero Cpn, 12/03/25 .. 41,265 38,424
7854444.SQ.FTS.B, Zero Cpn, 12/03/25 .. 25,123 23,391
7854657.SQ.FTS.B, Zero Cpn, 12/03/25 .. 13,944 12,802
7854841.SQ.FTS.B, Zero Cpn, 12/03/25 .. 8,164 7,558
7854939.SQ.FTS.B, Zero Cpn, 12/03/25 .. 18,178 17,006
7855254.SQ.FTS.B, Zero Cpn, 12/03/25 .. 1,709 1,561
7855273.SQ.FTS.B, Zero Cpn, 12/03/25 .. 6,526 6,107
7855379.SQ.FTS.B, Zero Cpn, 12/03/25 .. 34,995 32,476
7855816.SQ.FTS.B, Zero Cpn, 12/03/25 .. 53,203 48,677
7856504.SQ.FTS.B, Zero Cpn, 12/03/25 .. 4,405 4,106
7856571.SQ.FTS.B, Zero Cpn, 12/03/25 .. 4,790 4,403
7856642.SQ.FTS.B, Zero Cpn, 12/03/25 .. 1,632 1,501
7856685.SQ.FTS.B, Zero Cpn, 12/04/25 .. 6,357 5,825
7856808.SQ.FTS.B, Zero Cpn, 12/04/25 .. 3,146 2,908
7856854.SQ.FTS.B, Zero Cpn, 12/04/25 .. 2,615 2,434
7856876.SQ.FTS.B, Zero Cpn, 12/04/25 .. 9,064 8,478
7857009.SQ.FTS.B, Zero Cpn, 12/04/25 .. 478 410
7857021.SQ.FTS.B, Zero Cpn, 12/04/25 .. 28,077 25,959
7857367.SQ.FTS.B, Zero Cpn, 12/04/25 .. 6,489 5,915
7857474.SQ.FTS.B, Zero Cpn, 12/04/25 .. 888 808
7857494.SQ.FTS.B, Zero Cpn, 12/04/25 .. 8,788 8,177
7857647.SQ.FTS.B, Zero Cpn, 12/04/25 .. 5,205 4,844
7857831.SQ.FTS.B, Zero Cpn, 12/04/25 .. 16,528 15,275
7858097.SQ.FTS.B, Zero Cpn, 12/04/25 .. 4,169 3,817
7858145.SQ.FTS.B, Zero Cpn, 12/04/25 .. 4,598 4,177
7858201.SQ.FTS.B, Zero Cpn, 12/04/25 .. 19,309 17,895
7858453.SQ.FTS.B, Zero Cpn, 12/04/25 .. 7,390 6,770
7858547.SQ.FTS.B, Zero Cpn, 12/04/25 .. 1,602 1,460
7858560.SQ.FTS.B, Zero Cpn, 12/04/25 .. 22,451 20,827
7858812.SQ.FTS.B, Zero Cpn, 12/04/25 .. 2,146 2,008
7858839.SQ.FTS.B, Zero Cpn, 12/04/25 .. 3,743 3,474
7858875.SQ.FTS.B, Zero Cpn, 12/04/25 .. 2,794 2,584
7858899.SQ.FTS.B, Zero Cpn, 12/04/25 .. 9,480 8,864
7859011.SQ.FTS.B, Zero Cpn, 12/04/25 .. 8,671 7,820
7859113.SQ.FTS.B, Zero Cpn, 12/04/25 .. 17,763 16,613
7859243.SQ.FTS.B, Zero Cpn, 12/04/25 .. 1,098 978
7859262.SQ.FTS.B, Zero Cpn, 12/04/25 .. 38,523 35,395
7859635.SQ.FTS.B, Zero Cpn, 12/04/25 .. 2,860 2,674
7859666.SQ.FTS.B, Zero Cpn, 12/04/25 .. 1,448 1,334
7859676.SQ.FTS.B, Zero Cpn, 12/04/25 .. 6,420 5,825
7859776.SQ.FTS.B, Zero Cpn, 12/04/25 .. 12,546 11,739
7859935.SQ.FTS.B, Zero Cpn, 12/04/25 .. 4,201 3,846
7859995.SQ.FTS.B, Zero Cpn, 12/04/25 .. 54,010 49,428
7860428.SQ.FTS.B, Zero Cpn, 12/04/25 .. 1,411 1,296
7860462.SQ.FTS.B, Zero Cpn, 12/04/25 .. 29,819 27,698
7860692.SQ.FTS.B, Zero Cpn, 12/05/25 .. 17,532 16,389
7861017.SQ.FTS.B, Zero Cpn, 12/05/25 .. 5,450 5,069
Description
Principal
Amount Value
Block, Inc. (continued)
7861099.SQ.FTS.B, Zero Cpn, 12/05/25 .. $ 16,327 $ 15,148
7861308.SQ.FTS.B, Zero Cpn, 12/05/25 .. 10,020 9,324
7861438.SQ.FTS.B, Zero Cpn, 12/05/25 .. 873 787
7861466.SQ.FTS.B, Zero Cpn, 12/05/25 .. 8,788 8,220
7861685.SQ.FTS.B, Zero Cpn, 12/05/25 .. 4,889 4,500
7861753.SQ.FTS.B, Zero Cpn, 12/05/25 .. 3,307 3,080
7861800.SQ.FTS.B, Zero Cpn, 12/05/25 .. 22,980 21,181
7862093.SQ.FTS.B, Zero Cpn, 12/05/25 .. 7,849 7,181
7862183.SQ.FTS.B, Zero Cpn, 12/05/25 .. 9,866 9,222
7862237.SQ.FTS.B, Zero Cpn, 12/05/25 .. 1,808 1,683
7862243.SQ.FTS.B, Zero Cpn, 12/05/25 .. 1,470 1,351
7862245.SQ.FTS.B, Zero Cpn, 12/05/25 .. 15,783 14,645
7862384.SQ.FTS.B, Zero Cpn, 12/05/25 .. 2,259 2,073
7862394.SQ.FTS.B, Zero Cpn, 12/05/25 .. 1,669 1,546
7862424.SQ.FTS.B, Zero Cpn, 12/05/25 .. 21,353 19,959
7862602.SQ.FTS.B, Zero Cpn, 12/05/25 .. 8,628 8,070
7862669.SQ.FTS.B, Zero Cpn, 12/05/25 .. 6,904 6,427
7862718.SQ.FTS.B, Zero Cpn, 12/05/25 .. 25,835 23,980
7862921.SQ.FTS.B, Zero Cpn, 12/05/25 .. 1,321 1,196
7862928.SQ.FTS.B, Zero Cpn, 12/05/25 .. 18,065 16,817
7863127.SQ.FTS.B, Zero Cpn, 12/05/25 .. 686 635
7863145.SQ.FTS.B, Zero Cpn, 12/05/25 .. 8,424 7,725
7863207.SQ.FTS.B, Zero Cpn, 12/05/25 .. 56,197 52,557
7863722.SQ.FTS.B, Zero Cpn, 12/05/25 .. 1,084 1,013
7863734.SQ.FTS.B, Zero Cpn, 12/05/25 .. 2,013 1,840
7863757.SQ.FTS.B, Zero Cpn, 12/05/25 .. 2,887 2,699
7863777.SQ.FTS.B, Zero Cpn, 12/05/25 .. 13,356 12,490
7863991.SQ.FTS.B, Zero Cpn, 12/05/25 .. 5,181 4,843
7864064.SQ.FTS.B, Zero Cpn, 12/05/25 .. 3,222 2,943
7864118.SQ.FTS.B, Zero Cpn, 12/05/25 .. 2,684 2,509
7864139.SQ.FTS.B, Zero Cpn, 12/05/25 .. 1,081 1,007
7864152.SQ.FTS.B, Zero Cpn, 12/05/25 .. 17,931 16,457
7864315.SQ.FTS.B, Zero Cpn, 12/05/25 .. 9,590 8,843
7866427.SQ.FTS.B, Zero Cpn, 12/06/25 .. 10,823 9,962
7866558.SQ.FTS.B, Zero Cpn, 12/06/25 .. 1,098 1,003
7866580.SQ.FTS.B, Zero Cpn, 12/06/25 .. 3,734 3,490
7866637.SQ.FTS.B, Zero Cpn, 12/06/25 .. 6,728 6,290
7866713.SQ.FTS.B, Zero Cpn, 12/06/25 .. 8,093 7,569
7866841.SQ.FTS.B, Zero Cpn, 12/06/25 .. 12,573 11,522
7867057.SQ.FTS.B, Zero Cpn, 12/06/25 .. 3,156 2,951
7867119.SQ.FTS.B, Zero Cpn, 12/06/25 .. 13,651 12,493
7867357.SQ.FTS.B, Zero Cpn, 12/06/25 .. 4,137 3,819
7867462.SQ.FTS.B, Zero Cpn, 12/06/25 .. 29,755 27,256
7867938.SQ.FTS.B, Zero Cpn, 12/06/25 .. 3,589 3,310
7867979.SQ.FTS.B, Zero Cpn, 12/06/25 .. 15,706 14,619
7868192.SQ.FTS.B, Zero Cpn, 12/06/25 .. 8,900 8,317
7868260.SQ.FTS.B, Zero Cpn, 12/06/25 .. 13,119 12,162
7868421.SQ.FTS.B, Zero Cpn, 12/06/25 .. 2,860 2,628
7868442.SQ.FTS.B, Zero Cpn, 12/06/25 .. 4,663 4,341
7868495.SQ.FTS.B, Zero Cpn, 12/06/25 .. 7,217 6,744
7868541.SQ.FTS.B, Zero Cpn, 12/06/25 .. 7,140 6,608
7868633.SQ.FTS.B, Zero Cpn, 12/06/25 .. 68,750 64,246
7869452.SQ.FTS.B, Zero Cpn, 12/06/25 .. 87,491 81,391
7870306.SQ.FTS.B, Zero Cpn, 12/07/25 .. 10,068 9,411
7870431.SQ.FTS.B, Zero Cpn, 12/07/25 .. 4,278 3,998
7870486.SQ.FTS.B, Zero Cpn, 12/07/25 .. 38,154 35,513
7871259.SQ.FTS.B, Zero Cpn, 12/07/25 .. 13,932 12,964
7871499.SQ.FTS.B, Zero Cpn, 12/07/25 .. 15,326 14,121

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7871653.SQ.FTS.B, Zero Cpn, 12/07/25 .. $ 81,338 $ 76,035
7872488.SQ.FTS.B, Zero Cpn, 12/07/25 .. 4,080 3,756
7872545.SQ.FTS.B, Zero Cpn, 12/07/25 .. 7,303 6,788
7872610.SQ.FTS.B, Zero Cpn, 12/07/25 .. 4,474 4,097
7872638.SQ.FTS.B, Zero Cpn, 12/07/25 .. 48,821 45,152
7873097.SQ.FTS.B, Zero Cpn, 12/07/25 .. 699 652
7873112.SQ.FTS.B, Zero Cpn, 12/07/25 .. 1,166 1,022
7873120.SQ.FTS.B, Zero Cpn, 12/07/25 .. 8,304 7,687
7873244.SQ.FTS.B, Zero Cpn, 12/07/25 .. 945 868
7873261.SQ.FTS.B, Zero Cpn, 12/07/25 .. 4,664 4,284
7873340.SQ.FTS.B, Zero Cpn, 12/07/25 .. 1,594 1,466
7873355.SQ.FTS.B, Zero Cpn, 12/07/25 .. 1,571 1,442
7873369.SQ.FTS.B, Zero Cpn, 12/07/25 .. 19,606 17,990
7873540.SQ.FTS.B, Zero Cpn, 12/07/25 .. 3,199 2,941
7873571.SQ.FTS.B, Zero Cpn, 12/07/25 .. 10,813 9,905
7873676.SQ.FTS.B, Zero Cpn, 12/07/25 .. 546 500
7873686.SQ.FTS.B, Zero Cpn, 12/07/25 .. 16,276 15,031
7873869.SQ.FTS.B, Zero Cpn, 12/07/25 .. 16,818 15,724
7873956.SQ.FTS.B, Zero Cpn, 12/08/25 .. 3,454 3,216
7873993.SQ.FTS.B, Zero Cpn, 12/08/25 .. 2,198 2,014
7874013.SQ.FTS.B, Zero Cpn, 12/08/25 .. 7,614 7,083
7874066.SQ.FTS.B, Zero Cpn, 12/08/25 .. 5,662 5,291
7874107.SQ.FTS.B, Zero Cpn, 12/08/25 .. 2,316 2,164
7874139.SQ.FTS.B, Zero Cpn, 12/08/25 .. 5,470 5,089
7874189.SQ.FTS.B, Zero Cpn, 12/08/25 .. 6,840 6,264
7874236.SQ.FTS.B, Zero Cpn, 12/08/25 .. 6,336 5,802
7874265.SQ.FTS.B, Zero Cpn, 12/08/25 .. 7,865 7,317
7874344.SQ.FTS.B, Zero Cpn, 12/08/25 .. 8,335 7,665
7874412.SQ.FTS.B, Zero Cpn, 12/08/25 .. 3,766 3,399
7874446.SQ.FTS.B, Zero Cpn, 12/08/25 .. 3,887 3,596
7874480.SQ.FTS.B, Zero Cpn, 12/08/25 .. 1,903 1,771
7874503.SQ.FTS.B, Zero Cpn, 12/08/25 .. 2,278 2,120
7874516.SQ.FTS.B, Zero Cpn, 12/08/25 .. 13,681 12,697
7874648.SQ.FTS.B, Zero Cpn, 12/08/25 .. 1,506 1,392
7874666.SQ.FTS.B, Zero Cpn, 12/08/25 .. 3,808 3,558
7874686.SQ.FTS.B, Zero Cpn, 12/08/25 .. 632 587
7874690.SQ.FTS.B, Zero Cpn, 12/08/25 .. 3,228 2,996
7874719.SQ.FTS.B, Zero Cpn, 12/08/25 .. 37,447 34,837
7874981.SQ.FTS.B, Zero Cpn, 12/09/25 .. 4,332 3,941
7875019.SQ.FTS.B, Zero Cpn, 12/09/25 .. 1,766 1,610
7875032.SQ.FTS.B, Zero Cpn, 12/09/25 .. 2,153 1,981
7875047.SQ.FTS.B, Zero Cpn, 12/09/25 .. 930 865
7875052.SQ.FTS.B, Zero Cpn, 12/09/25 .. 2,620 2,450
7875078.SQ.FTS.B, Zero Cpn, 12/09/25 .. 5,015 4,638
7875129.SQ.FTS.B, Zero Cpn, 12/09/25 .. 1,695 1,578
7875148.SQ.FTS.B, Zero Cpn, 12/09/25 .. 14,666 13,650
7875248.SQ.FTS.B, Zero Cpn, 12/09/25 .. 17,877 16,548
7875406.SQ.FTS.B, Zero Cpn, 12/09/25 .. 29,468 27,440
7875654.SQ.FTS.B, Zero Cpn, 12/09/25 .. 10,805 10,100
7875732.SQ.FTS.B, Zero Cpn, 12/09/25 .. 22,447 20,977
7876050.SQ.FTS.B, Zero Cpn, 12/10/25 .. 12,634 11,811
7876201.SQ.FTS.B, Zero Cpn, 12/10/25 .. 5,636 5,246
7876335.SQ.FTS.B, Zero Cpn, 12/10/25 .. 6,502 5,987
7876470.SQ.FTS.B, Zero Cpn, 12/10/25 .. 4,221 3,918
7876569.SQ.FTS.B, Zero Cpn, 12/10/25 .. 3,394 3,139
7876687.SQ.FTS.B, Zero Cpn, 12/10/25 .. 13,469 12,579
7876951.SQ.FTS.B, Zero Cpn, 12/10/25 .. 11,326 10,383
7877071.SQ.FTS.B, Zero Cpn, 12/10/25 .. 422 390
Description
Principal
Amount Value
Block, Inc. (continued)
7877082.SQ.FTS.B, Zero Cpn, 12/10/25 .. $ 5,836 $ 5,355
7877137.SQ.FTS.B, Zero Cpn, 12/10/25 .. 9,807 9,167
7877249.SQ.FTS.B, Zero Cpn, 12/10/25 .. 1,880 1,728
7877273.SQ.FTS.B, Zero Cpn, 12/10/25 .. 8,044 7,395
7877388.SQ.FTS.B, Zero Cpn, 12/10/25 .. 3,887 3,577
7877412.SQ.FTS.B, Zero Cpn, 12/10/25 .. 1,608 1,503
7877431.SQ.FTS.B, Zero Cpn, 12/10/25 .. 1,659 1,497
7877456.SQ.FTS.B, Zero Cpn, 12/10/25 .. 3,808 3,559
7877489.SQ.FTS.B, Zero Cpn, 12/10/25 .. 4,134 3,825
7877556.SQ.FTS.B, Zero Cpn, 12/10/25 .. 10,991 10,273
7877706.SQ.FTS.B, Zero Cpn, 12/10/25 .. 68,595 63,601
7878416.SQ.FTS.B, Zero Cpn, 12/10/25 .. 2,441 2,234
7878452.SQ.FTS.B, Zero Cpn, 12/10/25 .. 51,934 47,729
7879021.SQ.FTS.B, Zero Cpn, 12/10/25 .. 16,966 15,724
7879219.SQ.FTS.B, Zero Cpn, 12/10/25 .. 6,827 6,381
7879296.SQ.FTS.B, Zero Cpn, 12/10/25 .. 21,540 19,996
7879520.SQ.FTS.B, Zero Cpn, 12/10/25 .. 1,524 1,404
7879545.SQ.FTS.B, Zero Cpn, 12/10/25 .. 19,133 17,734
7879834.SQ.FTS.B, Zero Cpn, 12/11/25 .. 8,098 7,514
7879943.SQ.FTS.B, Zero Cpn, 12/11/25 .. 1,303 1,188
7879952.SQ.FTS.B, Zero Cpn, 12/11/25 .. 8,707 8,008
7880153.SQ.FTS.B, Zero Cpn, 12/11/25 .. 2,350 2,184
7880174.SQ.FTS.B, Zero Cpn, 12/11/25 .. 4,390 4,085
7880268.SQ.FTS.B, Zero Cpn, 12/11/25 .. 1,006 922
7880284.SQ.FTS.B, Zero Cpn, 12/11/25 .. 4,665 4,342
7880432.SQ.FTS.B, Zero Cpn, 12/11/25 .. 5,926 5,537
7880579.SQ.FTS.B, Zero Cpn, 12/11/25 .. 6,639 6,206
7880764.SQ.FTS.B, Zero Cpn, 12/11/25 .. 5,165 4,826
7880873.SQ.FTS.B, Zero Cpn, 12/11/25 .. 15,333 14,331
7881107.SQ.FTS.B, Zero Cpn, 12/11/25 .. 2,185 2,033
7881139.SQ.FTS.B, Zero Cpn, 12/11/25 .. 2,649 2,463
7881198.SQ.FTS.B, Zero Cpn, 12/11/25 .. 15,053 14,002
7881375.SQ.FTS.B, Zero Cpn, 12/11/25 .. 3,245 2,983
7881405.SQ.FTS.B, Zero Cpn, 12/11/25 .. 3,999 3,698
7881441.SQ.FTS.B, Zero Cpn, 12/11/25 .. 44,140 41,050
7881890.SQ.FTS.B, Zero Cpn, 12/11/25 .. 8,334 7,721
7881973.SQ.FTS.B, Zero Cpn, 12/11/25 .. 53,931 50,165
7882389.SQ.FTS.B, Zero Cpn, 12/11/25 .. 15,266 14,042
7882504.SQ.FTS.B, Zero Cpn, 12/11/25 .. 3,881 3,612
7882527.SQ.FTS.B, Zero Cpn, 12/11/25 .. 8,175 7,476
7882644.SQ.FTS.B, Zero Cpn, 12/11/25 .. 737 684
7882662.SQ.FTS.B, Zero Cpn, 12/11/25 .. 8,410 7,794
7882746.SQ.FTS.B, Zero Cpn, 12/11/25 .. 17,526 16,220
7882925.SQ.FTS.B, Zero Cpn, 12/11/25 .. 9,115 8,417
7883026.SQ.FTS.B, Zero Cpn, 12/11/25 .. 11,009 10,048
7883164.SQ.FTS.B, Zero Cpn, 12/11/25 .. 5,433 5,062
7883218.SQ.FTS.B, Zero Cpn, 12/11/25 .. 1,038 964
7883234.SQ.FTS.B, Zero Cpn, 12/11/25 .. 5,259 4,782
7883298.SQ.FTS.B, Zero Cpn, 12/11/25 .. 13,238 12,321
7883450.SQ.FTS.B, Zero Cpn, 12/12/25 .. 22,369 20,912
7883766.SQ.FTS.B, Zero Cpn, 12/12/25 .. 38,632 36,084
7884279.SQ.FTS.B, Zero Cpn, 12/12/25 .. 12,881 11,939
7884583.SQ.FTS.B, Zero Cpn, 12/12/25 .. 8,279 7,587
7884685.SQ.FTS.B, Zero Cpn, 12/12/25 .. 8,008 7,291
7884792.SQ.FTS.B, Zero Cpn, 12/12/25 .. 2,253 2,088
7884823.SQ.FTS.B, Zero Cpn, 12/12/25 .. 1,848 1,727
7884849.SQ.FTS.B, Zero Cpn, 12/12/25 .. 6,238 5,798
7884915.SQ.FTS.B, Zero Cpn, 12/12/25 .. 2,964 2,720

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7884950.SQ.FTS.B, Zero Cpn, 12/12/25 .. $ 1,071 $ 980
7884963.SQ.FTS.B, Zero Cpn, 12/12/25 .. 6,566 6,109
7885042.SQ.FTS.B, Zero Cpn, 12/12/25 .. 10,705 9,958
7885177.SQ.FTS.B, Zero Cpn, 12/12/25 .. 1,256 1,157
7885196.SQ.FTS.B, Zero Cpn, 12/12/25 .. 2,637 2,462
7885233.SQ.FTS.B, Zero Cpn, 12/12/25 .. 21,941 20,505
7885422.SQ.FTS.B, Zero Cpn, 12/12/25 .. 13,028 11,955
7885571.SQ.FTS.B, Zero Cpn, 12/12/25 .. 13,889 12,937
7885718.SQ.FTS.B, Zero Cpn, 12/12/25 .. 1,737 1,603
7885740.SQ.FTS.B, Zero Cpn, 12/12/25 .. 993 916
7885751.SQ.FTS.B, Zero Cpn, 12/12/25 .. 7,013 6,409
7885807.SQ.FTS.B, Zero Cpn, 12/12/25 .. 9,091 8,453
7885878.SQ.FTS.B, Zero Cpn, 12/12/25 .. 656 592
7885885.SQ.FTS.B, Zero Cpn, 12/12/25 .. 2,323 2,155
7885893.SQ.FTS.B, Zero Cpn, 12/12/25 .. 18,034 16,778
7886011.SQ.FTS.B, Zero Cpn, 12/12/25 .. 7,342 6,757
7886074.SQ.FTS.B, Zero Cpn, 12/12/25 .. 5,569 5,127
7886136.SQ.FTS.B, Zero Cpn, 12/12/25 .. 7,953 7,296
7886191.SQ.FTS.B, Zero Cpn, 12/12/25 .. 2,588 2,371
7886214.SQ.FTS.B, Zero Cpn, 12/12/25 .. 7,670 7,075
7886338.SQ.FTS.B, Zero Cpn, 12/12/25 .. 17,416 16,274
7886559.SQ.FTS.B, Zero Cpn, 12/12/25 .. 3,625 3,342
7886630.SQ.FTS.B, Zero Cpn, 12/12/25 .. 27,356 25,291
7886942.SQ.FTS.B, Zero Cpn, 12/12/25 .. 2,856 2,658
7886978.SQ.FTS.B, Zero Cpn, 12/12/25 .. 67,868 63,177
7889239.SQ.FTS.B, Zero Cpn, 12/13/25 .. 6,289 5,875
7889398.SQ.FTS.B, Zero Cpn, 12/13/25 .. 24,082 22,284
7889873.SQ.FTS.B, Zero Cpn, 12/13/25 .. 5,060 4,642
7890022.SQ.FTS.B, Zero Cpn, 12/13/25 .. 11,002 10,278
7890325.SQ.FTS.B, Zero Cpn, 12/13/25 .. 2,817 2,630
7890379.SQ.FTS.B, Zero Cpn, 12/13/25 .. 25,901 23,923
7890889.SQ.FTS.B, Zero Cpn, 12/13/25 .. 18,019 16,602
7891097.SQ.FTS.B, Zero Cpn, 12/13/25 .. 33,591 31,386
7891471.SQ.FTS.B, Zero Cpn, 12/13/25 .. 13,545 12,583
7891603.SQ.FTS.B, Zero Cpn, 12/13/25 .. 13,478 12,352
7891753.SQ.FTS.B, Zero Cpn, 12/13/25 .. 10,040 9,340
7891894.SQ.FTS.B, Zero Cpn, 12/13/25 .. 33,150 30,322
7892215.SQ.FTS.B, Zero Cpn, 12/13/25 .. 621 574
7892229.SQ.FTS.B, Zero Cpn, 12/13/25 .. 30,591 27,909
7892554.SQ.FTS.B, Zero Cpn, 12/13/25 .. 2,478 2,315
7892586.SQ.FTS.B, Zero Cpn, 12/13/25 .. 2,706 2,521
7892610.SQ.FTS.B, Zero Cpn, 12/13/25 .. 2,116 1,945
7892636.SQ.FTS.B, Zero Cpn, 12/13/25 .. 13,917 13,006
7892822.SQ.FTS.B, Zero Cpn, 12/13/25 .. 9,080 8,331
7892941.SQ.FTS.B, Zero Cpn, 12/13/25 .. 25,291 23,630
7893100.SQ.FTS.B, Zero Cpn, 12/14/25 .. 7,643 7,139
7893273.SQ.FTS.B, Zero Cpn, 12/14/25 .. 4,894 4,536
7893408.SQ.FTS.B, Zero Cpn, 12/14/25 .. 6,826 6,251
7893577.SQ.FTS.B, Zero Cpn, 12/14/25 .. 4,733 4,420
7893634.SQ.FTS.B, Zero Cpn, 12/14/25 .. 10,283 9,602
7893989.SQ.FTS.B, Zero Cpn, 12/14/25 .. 12,163 11,363
7894151.SQ.FTS.B, Zero Cpn, 12/14/25 .. 2,608 2,406
7894179.SQ.FTS.B, Zero Cpn, 12/14/25 .. 5,345 4,899
7894286.SQ.FTS.B, Zero Cpn, 12/14/25 .. 4,736 4,344
7894393.SQ.FTS.B, Zero Cpn, 12/14/25 .. 3,270 3,044
7894440.SQ.FTS.B, Zero Cpn, 12/14/25 .. 1,962 1,833
7894474.SQ.FTS.B, Zero Cpn, 12/14/25 .. 20,074 18,744
7894777.SQ.FTS.B, Zero Cpn, 12/14/25 .. 1,447 1,330
Description
Principal
Amount Value
Block, Inc. (continued)
7894791.SQ.FTS.B, Zero Cpn, 12/14/25 .. $ 7,411 $ 6,798
7894875.SQ.FTS.B, Zero Cpn, 12/14/25 .. 54,401 50,599
7895298.SQ.FTS.B, Zero Cpn, 12/14/25 .. 24,488 22,447
7895485.SQ.FTS.B, Zero Cpn, 12/14/25 .. 2,318 2,129
7895499.SQ.FTS.B, Zero Cpn, 12/14/25 .. 1,219 1,109
7895503.SQ.FTS.B, Zero Cpn, 12/14/25 .. 18,092 16,560
7895643.SQ.FTS.B, Zero Cpn, 12/14/25 .. 6,117 5,714
7895716.SQ.FTS.B, Zero Cpn, 12/14/25 .. 3,868 3,597
7895735.SQ.FTS.B, Zero Cpn, 12/14/25 .. 33,803 31,584
7896084.SQ.FTS.B, Zero Cpn, 12/14/25 .. 34,350 31,953
7896456.SQ.FTS.B, Zero Cpn, 12/14/25 .. 6,297 5,808
7896520.SQ.FTS.B, Zero Cpn, 12/14/25 .. 29,768 27,696
7898692.SQ.FTS.B, Zero Cpn, 12/15/25 .. 1,946 1,810
7898711.SQ.FTS.B, Zero Cpn, 12/15/25 .. 3,496 3,204
7898740.SQ.FTS.B, Zero Cpn, 12/15/25 .. 6,311 5,894
7898775.SQ.FTS.B, Zero Cpn, 12/15/25 .. 16,317 14,948
7898886.SQ.FTS.B, Zero Cpn, 12/15/25 .. 12,165 11,360
7898988.SQ.FTS.B, Zero Cpn, 12/15/25 .. 4,481 4,153
7899030.SQ.FTS.B, Zero Cpn, 12/15/25 .. 2,580 2,410
7899045.SQ.FTS.B, Zero Cpn, 12/15/25 .. 1,328 1,213
7899056.SQ.FTS.B, Zero Cpn, 12/15/25 .. 6,134 5,729
7899105.SQ.FTS.B, Zero Cpn, 12/15/25 .. 4,484 4,165
7899144.SQ.FTS.B, Zero Cpn, 12/15/25 .. 5,699 5,252
7899178.SQ.FTS.B, Zero Cpn, 12/15/25 .. 12,430 11,378
7899275.SQ.FTS.B, Zero Cpn, 12/15/25 .. 2,403 2,234
7899307.SQ.FTS.B, Zero Cpn, 12/15/25 .. 6,844 6,275
7899376.SQ.FTS.B, Zero Cpn, 12/15/25 .. 2,454 2,281
7899393.SQ.FTS.B, Zero Cpn, 12/15/25 .. 3,306 3,087
7899417.SQ.FTS.B, Zero Cpn, 12/15/25 .. 11,285 10,459
7899498.SQ.FTS.B, Zero Cpn, 12/15/25 .. 11,510 10,616
7899590.SQ.FTS.B, Zero Cpn, 12/15/25 .. 20,692 19,121
7899735.SQ.FTS.B, Zero Cpn, 12/16/25 .. 1,028 939
7899738.SQ.FTS.B, Zero Cpn, 12/16/25 .. 1,612 1,482
7899748.SQ.FTS.B, Zero Cpn, 12/16/25 .. 8,561 7,959
7899808.SQ.FTS.B, Zero Cpn, 12/16/25 .. 1,992 1,826
7899816.SQ.FTS.B, Zero Cpn, 12/16/25 .. 13,023 12,163
7899924.SQ.FTS.B, Zero Cpn, 12/16/25 .. 3,215 3,003
7899956.SQ.FTS.B, Zero Cpn, 12/16/25 .. 7,276 6,796
7900010.SQ.FTS.B, Zero Cpn, 12/16/25 .. 3,735 3,437
7900034.SQ.FTS.B, Zero Cpn, 12/16/25 .. 5,600 5,228
7900076.SQ.FTS.B, Zero Cpn, 12/16/25 .. 14,613 13,372
7900204.SQ.FTS.B, Zero Cpn, 12/16/25 .. 717 653
7900212.SQ.FTS.B, Zero Cpn, 12/16/25 .. 3,394 3,117
7900251.SQ.FTS.B, Zero Cpn, 12/16/25 .. 8,864 8,141
7900319.SQ.FTS.B, Zero Cpn, 12/16/25 .. 5,322 4,950
7900376.SQ.FTS.B, Zero Cpn, 12/16/25 .. 1,724 1,587
7900383.SQ.FTS.B, Zero Cpn, 12/16/25 .. 11,705 10,729
7900475.SQ.FTS.B, Zero Cpn, 12/16/25 .. 5,267 4,819
7900512.SQ.FTS.B, Zero Cpn, 12/16/25 .. 5,915 5,479
7900574.SQ.FTS.B, Zero Cpn, 12/16/25 .. 9,686 9,042
7900704.SQ.FTS.B, Zero Cpn, 12/17/25 .. 32,071 29,825
7901216.SQ.FTS.B, Zero Cpn, 12/17/25 .. 1,151 1,051
7901236.SQ.FTS.B, Zero Cpn, 12/17/25 .. 9,709 8,995
7901452.SQ.FTS.B, Zero Cpn, 12/17/25 .. 1,335 1,220
7901473.SQ.FTS.B, Zero Cpn, 12/17/25 .. 4,107 3,761
7901539.SQ.FTS.B, Zero Cpn, 12/17/25 .. 15,751 14,465
7901692.SQ.FTS.B, Zero Cpn, 12/17/25 .. 6,863 6,411
7901793.SQ.FTS.B, Zero Cpn, 12/17/25 .. 10,701 9,993

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7901930.SQ.FTS.B, Zero Cpn, 12/17/25 .. $ 3,981 $ 3,649
7901976.SQ.FTS.B, Zero Cpn, 12/17/25 .. 25,750 23,497
7902203.SQ.FTS.B, Zero Cpn, 12/17/25 .. 4,419 4,082
7902265.SQ.FTS.B, Zero Cpn, 12/17/25 .. 523 479
7902270.SQ.FTS.B, Zero Cpn, 12/17/25 .. 58,132 53,145
7902735.SQ.FTS.B, Zero Cpn, 12/17/25 .. 64,101 58,915
7903173.SQ.FTS.B, Zero Cpn, 12/17/25 .. 1,402 1,292
7903189.SQ.FTS.B, Zero Cpn, 12/17/25 .. 6,193 5,782
7903217.SQ.FTS.B, Zero Cpn, 12/17/25 .. 3,883 3,571
7903250.SQ.FTS.B, Zero Cpn, 12/17/25 .. 1,394 1,271
7903258.SQ.FTS.B, Zero Cpn, 12/17/25 .. 17,195 16,017
7903427.SQ.FTS.B, Zero Cpn, 12/17/25 .. 1,032 960
7903443.SQ.FTS.B, Zero Cpn, 12/17/25 .. 61,099 57,057
7904157.SQ.FTS.B, Zero Cpn, 12/17/25 .. 17,439 16,212
7904293.SQ.FTS.B, Zero Cpn, 12/18/25 .. 1,123 1,025
7904323.SQ.FTS.B, Zero Cpn, 12/18/25 .. 8,848 8,258
7904435.SQ.FTS.B, Zero Cpn, 12/18/25 .. 5,776 5,394
7904507.SQ.FTS.B, Zero Cpn, 12/18/25 .. 4,532 4,233
7904562.SQ.FTS.B, Zero Cpn, 12/18/25 .. 3,596 3,343
7904605.SQ.FTS.B, Zero Cpn, 12/18/25 .. 11,148 10,328
7904766.SQ.FTS.B, Zero Cpn, 12/18/25 .. 9,280 8,596
7904897.SQ.FTS.B, Zero Cpn, 12/18/25 .. 10,440 9,747
7905033.SQ.FTS.B, Zero Cpn, 12/18/25 .. 521 454
7905076.SQ.FTS.B, Zero Cpn, 12/18/25 .. 1,088 1,013
7905106.SQ.FTS.B, Zero Cpn, 12/18/25 .. 1,828 1,707
7905160.SQ.FTS.B, Zero Cpn, 12/18/25 .. 13,447 12,303
7905396.SQ.FTS.B, Zero Cpn, 12/18/25 .. 10,190 9,340
7905571.SQ.FTS.B, Zero Cpn, 12/18/25 .. 21,357 19,859
7905834.SQ.FTS.B, Zero Cpn, 12/18/25 .. 55,836 51,308
7906352.SQ.FTS.B, Zero Cpn, 12/18/25 .. 2,212 2,064
7906371.SQ.FTS.B, Zero Cpn, 12/18/25 .. 11,487 10,621
7906460.SQ.FTS.B, Zero Cpn, 12/18/25 .. 2,861 2,649
7906483.SQ.FTS.B, Zero Cpn, 12/18/25 .. 1,565 1,446
7906494.SQ.FTS.B, Zero Cpn, 12/18/25 .. 579 531
7906511.SQ.FTS.B, Zero Cpn, 12/18/25 .. 1,955 1,806
7906521.SQ.FTS.B, Zero Cpn, 12/18/25 .. 5,355 4,977
7906578.SQ.FTS.B, Zero Cpn, 12/18/25 .. 10,774 10,017
7906626.SQ.FTS.B, Zero Cpn, 12/18/25 .. 5,393 5,037
7906676.SQ.FTS.B, Zero Cpn, 12/18/25 .. 58,150 53,891
7907361.SQ.FTS.B, Zero Cpn, 12/18/25 .. 1,628 1,480
7907367.SQ.FTS.B, Zero Cpn, 12/18/25 .. 12,333 11,426
7907508.SQ.FTS.B, Zero Cpn, 12/18/25 .. 3,672 3,356
7907550.SQ.FTS.B, Zero Cpn, 12/18/25 .. 13,776 12,701
7907682.SQ.FTS.B, Zero Cpn, 12/18/25 .. 2,710 2,497
7907721.SQ.FTS.B, Zero Cpn, 12/18/25 .. 11,672 10,893
7909856.SQ.FTS.B, Zero Cpn, 12/19/25 .. 1,035 952
7909870.SQ.FTS.B, Zero Cpn, 12/19/25 .. 15,821 14,770
7909966.SQ.FTS.B, Zero Cpn, 12/19/25 .. 3,084 2,824
7909991.SQ.FTS.B, Zero Cpn, 12/19/25 .. 656 610
7909998.SQ.FTS.B, Zero Cpn, 12/19/25 .. 1,919 1,792
7910017.SQ.FTS.B, Zero Cpn, 12/19/25 .. 1,390 1,273
7910025.SQ.FTS.B, Zero Cpn, 12/19/25 .. 8,546 7,969
7910090.SQ.FTS.B, Zero Cpn, 12/19/25 .. 11,339 10,474
7910150.SQ.FTS.B, Zero Cpn, 12/19/25 .. 5,104 4,668
7910195.SQ.FTS.B, Zero Cpn, 12/19/25 .. 5,002 4,631
7910221.SQ.FTS.B, Zero Cpn, 12/19/25 .. 2,404 2,227
7910245.SQ.FTS.B, Zero Cpn, 12/19/25 .. 1,828 1,680
7910262.SQ.FTS.B, Zero Cpn, 12/19/25 .. 14,035 13,101
Description
Principal
Amount Value
Block, Inc. (continued)
7910369.SQ.FTS.B, Zero Cpn, 12/19/25 .. $ 2,768 $ 2,542
7910386.SQ.FTS.B, Zero Cpn, 12/19/25 .. 7,584 7,078
7910436.SQ.FTS.B, Zero Cpn, 12/19/25 .. 3,543 3,308
7910464.SQ.FTS.B, Zero Cpn, 12/19/25 .. 68,072 62,880
7910806.SQ.FTS.B, Zero Cpn, 12/19/25 .. 24,509 22,699
7910942.SQ.FTS.B, Zero Cpn, 12/19/25 .. 32,345 29,883
7911086.SQ.FTS.B, Zero Cpn, 12/19/25 .. 22,852 20,898
7911274.SQ.FTS.B, Zero Cpn, 12/20/25 .. 1,687 1,575
7911278.SQ.FTS.B, Zero Cpn, 12/20/25 .. 1,776 1,626
7911303.SQ.FTS.B, Zero Cpn, 12/20/25 .. 34,401 32,113
7912038.SQ.FTS.B, Zero Cpn, 12/20/25 .. 1,947 1,794
7912076.SQ.FTS.B, Zero Cpn, 12/20/25 .. 1,985 1,846
7912109.SQ.FTS.B, Zero Cpn, 12/20/25 .. 1,234 1,124
7912127.SQ.FTS.B, Zero Cpn, 12/20/25 .. 3,508 3,225
7912183.SQ.FTS.B, Zero Cpn, 12/20/25 .. 2,588 2,417
7912240.SQ.FTS.B, Zero Cpn, 12/20/25 .. 5,351 4,972
7912328.SQ.FTS.B, Zero Cpn, 12/20/25 .. 4,548 4,212
7912400.SQ.FTS.B, Zero Cpn, 12/20/25 .. 5,399 5,039
7912519.SQ.FTS.B, Zero Cpn, 12/20/25 .. 4,201 3,861
7912563.SQ.FTS.B, Zero Cpn, 12/20/25 .. 1,303 1,195
7912569.SQ.FTS.B, Zero Cpn, 12/20/25 .. 1,580 1,455
7912587.SQ.FTS.B, Zero Cpn, 12/20/25 .. 17,684 16,507
7912823.SQ.FTS.B, Zero Cpn, 12/20/25 .. 12,449 11,622
7912995.SQ.FTS.B, Zero Cpn, 12/20/25 .. 90,630 84,567
7913774.SQ.FTS.B, Zero Cpn, 12/20/25 .. 32,918 30,142
7914030.SQ.FTS.B, Zero Cpn, 12/20/25 .. 6,593 6,154
7914155.SQ.FTS.B, Zero Cpn, 12/20/25 .. 6,394 5,970
7914186.SQ.FTS.B, Zero Cpn, 12/20/25 .. 18,698 17,095
7914364.SQ.FTS.B, Zero Cpn, 12/20/25 .. 4,607 4,258
7914424.SQ.FTS.B, Zero Cpn, 12/20/25 .. 1,690 1,578
7914433.SQ.FTS.B, Zero Cpn, 12/20/25 .. 3,492 3,231
7914464.SQ.FTS.B, Zero Cpn, 12/20/25 .. 18,855 17,462
7914636.SQ.FTS.B, Zero Cpn, 12/20/25 .. 8,918 8,326
7914780.SQ.FTS.B, Zero Cpn, 12/20/25 .. 2,861 2,672
7914813.SQ.FTS.B, Zero Cpn, 12/20/25 .. 6,669 6,221
7914903.SQ.FTS.B, Zero Cpn, 12/21/25 .. 3,185 2,971
7914993.SQ.FTS.B, Zero Cpn, 12/21/25 .. 11,912 10,888
7915186.SQ.FTS.B, Zero Cpn, 12/21/25 .. 3,342 3,060
7915246.SQ.FTS.B, Zero Cpn, 12/21/25 .. 13,583 12,678
7915543.SQ.FTS.B, Zero Cpn, 12/21/25 .. 3,868 3,554
7915654.SQ.FTS.B, Zero Cpn, 12/21/25 .. 5,009 4,613
7915773.SQ.FTS.B, Zero Cpn, 12/21/25 .. 3,371 3,117
7915832.SQ.FTS.B, Zero Cpn, 12/21/25 .. 10,305 9,545
7915956.SQ.FTS.B, Zero Cpn, 12/21/25 .. 15,884 14,670
7916142.SQ.FTS.B, Zero Cpn, 12/21/25 .. 12,961 12,097
7916291.SQ.FTS.B, Zero Cpn, 12/21/25 .. 694 648
7916297.SQ.FTS.B, Zero Cpn, 12/21/25 .. 57,776 53,932
7916731.SQ.FTS.B, Zero Cpn, 12/21/25 .. 22,129 20,652
7917398.SQ.FTS.B, Zero Cpn, 12/21/25 .. 95,378 88,097
7918220.SQ.FTS.B, Zero Cpn, 12/21/25 .. 1,202 1,101
7918240.SQ.FTS.B, Zero Cpn, 12/21/25 .. 5,350 4,898
7918304.SQ.FTS.B, Zero Cpn, 12/21/25 .. 41,712 38,623
7918721.SQ.FTS.B, Zero Cpn, 12/21/25 .. 8,892 8,263
7918842.SQ.FTS.B, Zero Cpn, 12/21/25 .. 3,461 3,168
7918871.SQ.FTS.B, Zero Cpn, 12/22/25 .. 2,308 2,121
7918891.SQ.FTS.B, Zero Cpn, 12/22/25 .. 1,355 1,231
7918902.SQ.FTS.B, Zero Cpn, 12/22/25 .. 10,700 9,825
7918970.SQ.FTS.B, Zero Cpn, 12/22/25 .. 574 528

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7918977.SQ.FTS.B, Zero Cpn, 12/22/25 .. $ 4,419 $ 4,125
7919013.SQ.FTS.B, Zero Cpn, 12/22/25 .. 8,861 8,271
7919058.SQ.FTS.B, Zero Cpn, 12/22/25 .. 2,154 1,972
7919065.SQ.FTS.B, Zero Cpn, 12/22/25 .. 11,904 11,021
7919152.SQ.FTS.B, Zero Cpn, 12/22/25 .. 1,473 1,375
7919161.SQ.FTS.B, Zero Cpn, 12/22/25 .. 9,975 9,224
7919228.SQ.FTS.B, Zero Cpn, 12/22/25 .. 24,521 22,584
7919422.SQ.FTS.B, Zero Cpn, 12/22/25 .. 1,919 1,792
7919449.SQ.FTS.B, Zero Cpn, 12/22/25 .. 5,292 4,900
7919480.SQ.FTS.B, Zero Cpn, 12/22/25 .. 2,840 2,651
7919664.SQ.FTS.B, Zero Cpn, 12/22/25 .. 1,366 1,251
7919677.SQ.FTS.B, Zero Cpn, 12/22/25 .. 1,760 1,612
7919705.SQ.FTS.B, Zero Cpn, 12/22/25 .. 1,101 1,028
7919711.SQ.FTS.B, Zero Cpn, 12/22/25 .. 4,215 3,892
7919749.SQ.FTS.B, Zero Cpn, 12/22/25 .. 4,594 4,206
7919781.SQ.FTS.B, Zero Cpn, 12/22/25 .. 9,939 9,235
7919881.SQ.FTS.B, Zero Cpn, 12/23/25 .. 9,160 8,483
7919976.SQ.FTS.B, Zero Cpn, 12/23/25 .. 2,365 2,182
7919996.SQ.FTS.B, Zero Cpn, 12/23/25 .. 4,775 4,457
7920050.SQ.FTS.B, Zero Cpn, 12/23/25 .. 5,031 4,695
7920108.SQ.FTS.B, Zero Cpn, 12/23/25 .. 3,997 3,732
7920153.SQ.FTS.B, Zero Cpn, 12/23/25 .. 29,297 26,828
7920425.SQ.FTS.B, Zero Cpn, 12/23/25 .. 19,961 18,484
7920613.SQ.FTS.B, Zero Cpn, 12/23/25 .. 23,868 22,101
7921108.SQ.FTS.B, Zero Cpn, 12/24/25 .. 45,278 42,259
7922062.SQ.FTS.B, Zero Cpn, 12/24/25 .. 13,202 12,194
7922228.SQ.FTS.B, Zero Cpn, 12/24/25 .. 2,251 2,101
7922263.SQ.FTS.B, Zero Cpn, 12/24/25 .. 7,640 7,130
7922358.SQ.FTS.B, Zero Cpn, 12/24/25 .. 6,773 6,256
7922439.SQ.FTS.B, Zero Cpn, 12/24/25 .. 12,777 11,925
7922596.SQ.FTS.B, Zero Cpn, 12/24/25 .. 4,217 3,875
7922635.SQ.FTS.B, Zero Cpn, 12/24/25 .. 3,329 3,075
7922666.SQ.FTS.B, Zero Cpn, 12/24/25 .. 11,156 10,363
7922794.SQ.FTS.B, Zero Cpn, 12/24/25 .. 47,861 44,324
7923341.SQ.FTS.B, Zero Cpn, 12/24/25 .. 2,853 2,635
7923372.SQ.FTS.B, Zero Cpn, 12/24/25 .. 43,912 40,556
7923919.SQ.FTS.B, Zero Cpn, 12/24/25 .. 15,889 14,488
7924112.SQ.FTS.B, Zero Cpn, 12/24/25 .. 5,753 5,313
7924149.SQ.FTS.B, Zero Cpn, 12/24/25 .. 3,919 3,629
7924179.SQ.FTS.B, Zero Cpn, 12/24/25 .. 8,369 7,740
7924257.SQ.FTS.B, Zero Cpn, 12/24/25 .. 22,757 21,147
7924454.SQ.FTS.B, Zero Cpn, 12/24/25 .. 1,858 1,707
7924472.SQ.FTS.B, Zero Cpn, 12/24/25 .. 2,563 2,366
7924502.SQ.FTS.B, Zero Cpn, 12/24/25 .. 12,031 11,055
7924605.SQ.FTS.B, Zero Cpn, 12/25/25 .. 7,559 6,944
7924712.SQ.FTS.B, Zero Cpn, 12/25/25 .. 2,240 2,057
7924744.SQ.FTS.B, Zero Cpn, 12/25/25 .. 13,250 12,173
7924898.SQ.FTS.B, Zero Cpn, 12/25/25 .. 16,692 15,583
7925113.SQ.FTS.B, Zero Cpn, 12/25/25 .. 41,691 38,908
7925824.SQ.FTS.B, Zero Cpn, 12/25/25 .. 2,302 2,120
7925842.SQ.FTS.B, Zero Cpn, 12/25/25 .. 7,952 7,421
7925941.SQ.FTS.B, Zero Cpn, 12/25/25 .. 3,560 3,308
7925997.SQ.FTS.B, Zero Cpn, 12/25/25 .. 1,158 1,060
7926001.SQ.FTS.B, Zero Cpn, 12/25/25 .. 3,234 2,979
7926059.SQ.FTS.B, Zero Cpn, 12/25/25 .. 15,904 14,842
7926268.SQ.FTS.B, Zero Cpn, 12/25/25 .. 4,108 3,817
7926297.SQ.FTS.B, Zero Cpn, 12/25/25 .. 11,430 10,666
7926473.SQ.FTS.B, Zero Cpn, 12/25/25 .. 10,791 9,966
Description
Principal
Amount Value
Block, Inc. (continued)
7926526.SQ.FTS.B, Zero Cpn, 12/25/25 .. $ 1,191 $ 1,112
7926534.SQ.FTS.B, Zero Cpn, 12/25/25 .. 47,747 44,210
7926937.SQ.FTS.B, Zero Cpn, 12/25/25 .. 6,589 6,022
7927010.SQ.FTS.B, Zero Cpn, 12/25/25 .. 3,687 3,414
7927038.SQ.FTS.B, Zero Cpn, 12/25/25 .. 2,385 2,226
7927053.SQ.FTS.B, Zero Cpn, 12/25/25 .. 2,291 2,089
7927070.SQ.FTS.B, Zero Cpn, 12/25/25 .. 5,975 5,576
7927138.SQ.FTS.B, Zero Cpn, 12/25/25 .. 2,112 1,940
7927147.SQ.FTS.B, Zero Cpn, 12/25/25 .. 22,900 21,204
7927258.SQ.FTS.B, Zero Cpn, 12/25/25 .. 3,195 2,968
7927275.SQ.FTS.B, Zero Cpn, 12/25/25 .. 11,985 11,185
7927387.SQ.FTS.B, Zero Cpn, 12/25/25 .. 57,254 53,432
7927804.SQ.FTS.B, Zero Cpn, 12/25/25 .. 1,601 1,495
7927841.SQ.FTS.B, Zero Cpn, 12/25/25 .. 5,112 4,771
7927878.SQ.FTS.B, Zero Cpn, 12/25/25 .. 11,308 10,443
7927972.SQ.FTS.B, Zero Cpn, 12/25/25 .. 6,950 6,435
7928055.SQ.FTS.B, Zero Cpn, 12/25/25 .. 2,828 2,619
7928086.SQ.FTS.B, Zero Cpn, 12/25/25 .. 12,496 11,662
7928242.SQ.FTS.B, Zero Cpn, 12/25/25 .. 2,371 2,184
7928253.SQ.FTS.B, Zero Cpn, 12/25/25 .. 13,357 12,350
5989835.SQ.FTS.B, Zero Cpn, 4/13/34 ... 3,543 350
5994040.SQ.FTS.B, Zero Cpn, 4/14/34 ... 6,214 617
5996474.SQ.FTS.B, Zero Cpn, 4/15/34 ... 17,017 1,203
5997200.SQ.FTS.B, Zero Cpn, 4/16/34 ... 2,782 273
5997475.SQ.FTS.B, Zero Cpn, 4/16/34 ... 1,656 234
5997611.SQ.FTS.B, Zero Cpn, 4/16/34 ... 689 70
6000301.SQ.FTS.B, Zero Cpn, 4/17/34 ... 3,546 357
6001577.SQ.FTS.B, Zero Cpn, 4/18/34 ... 1,056 122
6001892.SQ.FTS.B, Zero Cpn, 4/18/34 ... 1,665 179
6003779.SQ.FTS.B, Zero Cpn, 4/18/34 ... 708 75
6003889.SQ.FTS.B, Zero Cpn, 4/18/34 ... 405 31
6004440.SQ.FTS.B, Zero Cpn, 4/18/34 ... 1,108 45
6011390.SQ.FTS.B, Zero Cpn, 4/20/34 ... 1,154 124
6012758.SQ.FTS.B, Zero Cpn, 4/21/34 ... 723 53
6012911.SQ.FTS.B, Zero Cpn, 4/21/34 ... 2,149 120
6013648.SQ.FTS.B, Zero Cpn, 4/21/34 ... 1,455 86
6014070.SQ.FTS.B, Zero Cpn, 4/21/34 ... 807 83
6014890.SQ.FTS.B, Zero Cpn, 4/21/34 ... 9,174 933
6015092.SQ.FTS.B, Zero Cpn, 4/21/34 ... 3,643 352
6015930.SQ.FTS.B, Zero Cpn, 4/22/34 ... 575 46
6016033.SQ.FTS.B, Zero Cpn, 4/22/34 ... 411 57
6016148.SQ.FTS.B, Zero Cpn, 4/22/34 ... 5,838 610
6016613.SQ.FTS.B, Zero Cpn, 4/23/34 ... 263 24
6017013.SQ.FTS.B, Zero Cpn, 4/23/34 ... 1,385 153
6020247.SQ.FTS.B, Zero Cpn, 4/24/34 ... 17 3
6021095.SQ.FTS.B, Zero Cpn, 4/25/34 ... 1,600 80
6022765.SQ.FTS.B, Zero Cpn, 4/25/34 ... 4,447 230
6024576.SQ.FTS.B, Zero Cpn, 4/26/34 ... 1,276 134
6024861.SQ.FTS.B, Zero Cpn, 4/26/34 ... 2,667 114
6026172.SQ.FTS.B, Zero Cpn, 4/26/34 ... 322 16
6029494.SQ.FTS.B, Zero Cpn, 4/27/34 ... 1,298 117
6030087.SQ.FTS.B, Zero Cpn, 4/27/34 ... 735 87
6031754.SQ.FTS.B, Zero Cpn, 4/27/34 ... 1,766 311
6032061.SQ.FTS.B, Zero Cpn, 4/27/34 ... 179 11
6032658.SQ.FTS.B, Zero Cpn, 4/27/34 ... 515 59
6032730.SQ.FTS.B, Zero Cpn, 4/27/34 ... 389 53
6035626.SQ.FTS.B, Zero Cpn, 4/28/34 ... 2,117 351
6036691.SQ.FTS.B, Zero Cpn, 4/28/34 ... 2,479 438

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6037441.SQ.FTS.B, Zero Cpn, 4/29/34 ... $ 195 $ 35
6041346.SQ.FTS.B, Zero Cpn, 4/30/34 ... 1,333 147
6043960.SQ.FTS.B, Zero Cpn, 5/01/34 ... 3,824 533
6047068.SQ.FTS.B, Zero Cpn, 5/02/34 ... 136 7
6048225.SQ.FTS.B, Zero Cpn, 5/02/34 ... 8,339 521
6054550.SQ.FTS.B, Zero Cpn, 5/03/34 ... 4,497 492
6054630.SQ.FTS.B, Zero Cpn, 5/03/34 ... 161 14
6057387.SQ.FTS.B, Zero Cpn, 5/04/34 ... 1,675 193
6058469.SQ.FTS.B, Zero Cpn, 5/05/34 ... 1,557 83
6062778.SQ.FTS.B, Zero Cpn, 5/07/34 ... 305 25
6064293.SQ.FTS.B, Zero Cpn, 5/08/34 ... 102 8
6120695.SQ.FTS.B, Zero Cpn, 5/09/34 ... 16,890 464
6124160.SQ.FTS.B, Zero Cpn, 5/10/34 ... 3,491 442
6125454.SQ.FTS.B, Zero Cpn, 5/11/34 ... 683 60
6126546.SQ.FTS.B, Zero Cpn, 5/12/34 ... 19,042 3,413
6126842.SQ.FTS.B, Zero Cpn, 5/13/34 ... 637 74
6127161.SQ.FTS.B, Zero Cpn, 5/13/34 ... 323 42
6131519.SQ.FTS.B, Zero Cpn, 5/15/34 ... 1,418 176
6131558.SQ.FTS.B, Zero Cpn, 5/15/34 ... 8,198 1,484
6133045.SQ.FTS.B, Zero Cpn, 5/15/34 ... 240 33
6133881.SQ.FTS.B, Zero Cpn, 5/15/34 ... 2,378 241
6134336.SQ.FTS.B, Zero Cpn, 5/15/34 ... 373 60
6134817.SQ.FTS.B, Zero Cpn, 5/15/34 ... 2,697 123
6135260.SQ.FTS.B, Zero Cpn, 5/16/34 ... 1,443 223
6137211.SQ.FTS.B, Zero Cpn, 5/16/34 ... 403 36
6137559.SQ.FTS.B, Zero Cpn, 5/16/34 ... 2,166 414
6137705.SQ.FTS.B, Zero Cpn, 5/16/34 ... 82 11
6146677.SQ.FTS.B, Zero Cpn, 5/18/34 ... 8,942 1,466
6148823.SQ.FTS.B, Zero Cpn, 5/21/34 ... 228 33
6149304.SQ.FTS.B, Zero Cpn, 5/21/34 ... 401 25
6150788.SQ.FTS.B, Zero Cpn, 5/21/34 ... 14,529 3,071
6151394.SQ.FTS.B, Zero Cpn, 5/21/34 ... 5,927 1,094
6153438.SQ.FTS.B, Zero Cpn, 5/22/34 ... 7,548 843
6157628.SQ.FTS.B, Zero Cpn, 5/23/34 ... 4,793 474
6157908.SQ.FTS.B, Zero Cpn, 5/23/34 ... 2,987 220
6159034.SQ.FTS.B, Zero Cpn, 5/23/34 ... 7,919 1,377
6163607.SQ.FTS.B, Zero Cpn, 5/25/34 ... 1,355 106
6164713.SQ.FTS.B, Zero Cpn, 5/25/34 ... 400 24
6165752.SQ.FTS.B, Zero Cpn, 5/27/34 ... 606 93
6165865.SQ.FTS.B, Zero Cpn, 5/27/34 ... 1,302 122
6166473.SQ.FTS.B, Zero Cpn, 5/28/34 ... 5,175 965
6169281.SQ.FTS.B, Zero Cpn, 5/28/34 ... 453 28
6169671.SQ.FTS.B, Zero Cpn, 5/29/34 ... 2,580 258
6172125.SQ.FTS.B, Zero Cpn, 5/29/34 ... 3,361 591
6173152.SQ.FTS.B, Zero Cpn, 5/29/34 ... 190 20
6173179.SQ.FTS.B, Zero Cpn, 5/29/34 ... 1,341 163
6174157.SQ.FTS.B, Zero Cpn, 5/30/34 ... 1,917 293
6176070.SQ.FTS.B, Zero Cpn, 5/30/34 ... 662 72
6176406.SQ.FTS.B, Zero Cpn, 5/30/34 ... 11,958 1,039
6180859.SQ.FTS.B, Zero Cpn, 6/01/34 ... 633 141
6180900.SQ.FTS.B, Zero Cpn, 6/01/34 ... 1,251 192
6186681.SQ.FTS.B, Zero Cpn, 6/04/34 ... 628 69
6188827.SQ.FTS.B, Zero Cpn, 6/05/34 ... 314 20
6191126.SQ.FTS.B, Zero Cpn, 6/05/34 ... 1,433 223
6193329.SQ.FTS.B, Zero Cpn, 6/06/34 ... 4,399 419
6194847.SQ.FTS.B, Zero Cpn, 6/06/34 ... 2,674 447
6199807.SQ.FTS.B, Zero Cpn, 6/07/34 ... 2,588 400
6200483.SQ.FTS.B, Zero Cpn, 6/07/34 ... 4,958 669
Description
Principal
Amount Value
Block, Inc. (continued)
6207163.SQ.FTS.B, Zero Cpn, 6/09/34 ... $ 156 $ 11
6207882.SQ.FTS.B, Zero Cpn, 6/09/34 ... 1,369 198
6207918.SQ.FTS.B, Zero Cpn, 6/09/34 ... 14,807 909
6210686.SQ.FTS.B, Zero Cpn, 6/11/34 ... 3,226 376
6210859.SQ.FTS.B, Zero Cpn, 6/11/34 ... 923 97
6213956.SQ.FTS.B, Zero Cpn, 6/12/34 ... 3,141 405
6214132.SQ.FTS.B, Zero Cpn, 6/12/34 ... 1,422 239
6214585.SQ.FTS.B, Zero Cpn, 6/12/34 ... 2,893 304
6217157.SQ.FTS.B, Zero Cpn, 6/13/34 ... 272 20
6217578.SQ.FTS.B, Zero Cpn, 6/13/34 ... 3,160 525
6220890.SQ.FTS.B, Zero Cpn, 6/14/34 ... 11,147 1,757
6223684.SQ.FTS.B, Zero Cpn, 6/15/34 ... 1,521 228
6225158.SQ.FTS.B, Zero Cpn, 6/15/34 ... 5,683 927
6226524.SQ.FTS.B, Zero Cpn, 6/15/34 ... 2,241 299
6226697.SQ.FTS.B, Zero Cpn, 6/15/34 ... 6,802 1,173
6228233.SQ.FTS.B, Zero Cpn, 6/16/34 ... 24 5
6229176.SQ.FTS.B, Zero Cpn, 6/16/34 ... 4,816 320
6236524.SQ.FTS.B, Zero Cpn, 6/18/34 ... 608 102
6238082.SQ.FTS.B, Zero Cpn, 6/19/34 ... 58 4
6239689.SQ.FTS.B, Zero Cpn, 6/19/34 ... 400 115
6240450.SQ.FTS.B, Zero Cpn, 6/20/34 ... 3,660 1,153
6242053.SQ.FTS.B, Zero Cpn, 6/20/34 ... 3,405 161
6242376.SQ.FTS.B, Zero Cpn, 6/20/34 ... 5,760 1,167
6245607.SQ.FTS.B, Zero Cpn, 6/21/34 ... 278 47
6252808.SQ.FTS.B, Zero Cpn, 6/23/34 ... 5,809 1,116
6253020.SQ.FTS.B, Zero Cpn, 6/23/34 ... 1,477 243
6253221.SQ.FTS.B, Zero Cpn, 6/23/34 ... 28,281 2,530
6253814.SQ.FTS.B, Zero Cpn, 6/23/34 ... 3,724 851
6254118.SQ.FTS.B, Zero Cpn, 6/23/34 ... 10,644 3,460
6254832.SQ.FTS.B, Zero Cpn, 6/23/34 ... 2,498 385
6254961.SQ.FTS.B, Zero Cpn, 6/23/34 ... 5,460 1,171
6255052.SQ.FTS.B, Zero Cpn, 6/24/34 ... 1,167 220
6255882.SQ.FTS.B, Zero Cpn, 6/25/34 ... 772 222
6257645.SQ.FTS.B, Zero Cpn, 6/27/34 ... 683 171
6258738.SQ.FTS.B, Zero Cpn, 6/27/34 ... 9,428 1,816
6259203.SQ.FTS.B, Zero Cpn, 6/27/34 ... 445 115
6259245.SQ.FTS.B, Zero Cpn, 6/27/34 ... 616 106
6259346.SQ.FTS.B, Zero Cpn, 6/27/34 ... 1,675 423
6260850.SQ.FTS.B, Zero Cpn, 6/28/34 ... 22,682 3,622
6262224.SQ.FTS.B, Zero Cpn, 6/28/34 ... 185 38
6267406.SQ.FTS.B, Zero Cpn, 6/29/34 ... 6,092 432
6268142.SQ.FTS.B, Zero Cpn, 6/30/34 ... 4,489 952
6268263.SQ.FTS.B, Zero Cpn, 6/30/34 ... 2,015 471
6268433.SQ.FTS.B, Zero Cpn, 6/30/34 ... 851 241
6269245.SQ.FTS.B, Zero Cpn, 6/30/34 ... 1,802 448
6269741.SQ.FTS.B, Zero Cpn, 6/30/34 ... 7,237 1,816
6270137.SQ.FTS.B, Zero Cpn, 6/30/34 ... 1,661 517
6271064.SQ.FTS.B, Zero Cpn, 6/30/34 ... 1,555 598
6271110.SQ.FTS.B, Zero Cpn, 6/30/34 ... 791 140
6271589.SQ.FTS.B, Zero Cpn, 7/01/34 ... 3,529 765
6272614.SQ.FTS.B, Zero Cpn, 7/02/34 ... 90 9
6274032.SQ.FTS.B, Zero Cpn, 7/03/34 ... 2,950 596
6277193.SQ.FTS.B, Zero Cpn, 7/04/34 ... 1,122 108
6282655.SQ.FTS.B, Zero Cpn, 7/05/34 ... 1,878 346
6284271.SQ.FTS.B, Zero Cpn, 7/06/34 ... 2,752 483
6284407.SQ.FTS.B, Zero Cpn, 7/06/34 ... 1,423 409
6284746.SQ.FTS.B, Zero Cpn, 7/06/34 ... 843 116
6285379.SQ.FTS.B, Zero Cpn, 7/06/34 ... 295 55

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6285826.SQ.FTS.B, Zero Cpn, 7/07/34 ... $ 11,789 $ 1,239
6286529.SQ.FTS.B, Zero Cpn, 7/08/34 ... 439 54
6287596.SQ.FTS.B, Zero Cpn, 7/09/34 ... 533 183
6287915.SQ.FTS.B, Zero Cpn, 7/09/34 ... 16,261 3,412
6290686.SQ.FTS.B, Zero Cpn, 7/10/34 ... 640 119
6290705.SQ.FTS.B, Zero Cpn, 7/10/34 ... 2,878 626
6293924.SQ.FTS.B, Zero Cpn, 7/11/34 ... 852 310
6299822.SQ.FTS.B, Zero Cpn, 7/12/34 ... 15,847 6,067
6301313.SQ.FTS.B, Zero Cpn, 7/13/34 ... 1,088 112
6301794.SQ.FTS.B, Zero Cpn, 7/13/34 ... 7,654 2,116
6302451.SQ.FTS.B, Zero Cpn, 7/13/34 ... 48,897 9,168
6303731.SQ.FTS.B, Zero Cpn, 7/14/34 ... 781 84
6305199.SQ.FTS.B, Zero Cpn, 7/16/34 ... 399 86
6305552.SQ.FTS.B, Zero Cpn, 7/16/34 ... 1,580 303
6307646.SQ.FTS.B, Zero Cpn, 7/17/34 ... 111 22
6307843.SQ.FTS.B, Zero Cpn, 7/17/34 ... 53,032 5,239
6308638.SQ.FTS.B, Zero Cpn, 7/18/34 ... 12,615 1,948
6308867.SQ.FTS.B, Zero Cpn, 7/18/34 ... 165 97
6310777.SQ.FTS.B, Zero Cpn, 7/18/34 ... 462 268
6317901.SQ.FTS.B, Zero Cpn, 7/20/34 ... 2,932 639
6319473.SQ.FTS.B, Zero Cpn, 7/21/34 ... 284 121
6320015.SQ.FTS.B, Zero Cpn, 7/21/34 ... 2,205 541
6321672.SQ.FTS.B, Zero Cpn, 7/23/34 ... 582 160
6335477.SQ.FTS.B, Zero Cpn, 7/23/34 ... 557 135
6351220.SQ.FTS.B, Zero Cpn, 7/23/34 ... 7,497 1,419
6353747.SQ.FTS.B, Zero Cpn, 7/24/34 ... 37,557 15,539
6362559.SQ.FTS.B, Zero Cpn, 7/26/34 ... 26,180 5,309
32,897,688
Freedom Financial Asset Management LLC
APP-10156971.FP.FTS.B, 14.99%, 8/15/24 2,375 2,382
APP-15044905.FP.FTS.B, 5.99%, 8/25/24 . 377 378
APP-10940707.FP.FTS.B, 8.49%, 10/15/24 2,228 2,237
APP-10932376.FP.FTS.B, 19.99%, 10/22/24 1,025 1,038
APP-10600138.FP.FTS.B, 10.49%, 10/29/24 6,612 952
APP-11023093.FP.FTS.B, 10.49%, 10/30/24 2,363 2,370
APP-10692850.FP.FTS.B, 13.24%, 11/12/24 5,544 5,570
APP-10670951.FP.FTS.B, 17.99%, 11/15/24 3,530 3,576
APP-10385583.FP.FTS.B, 12.24%, 11/22/24 1,683 1,693
APP-10481821.FP.FTS.B, 23.49%, 11/22/24 1,605 1,637
APP-11040038.FP.FTS.B, 15.49%, 12/01/24 4,361 4,384
APP-11018721.FP.FTS.B, 23.99%, 12/01/24 3,048 3,070
APP-10991532.FP.FTS.B, 13.99%, 12/10/24 1,837 1,845
APP-11036112.FP.FTS.B, 16.99%, 12/14/24 1,397 1,407
APP-11720453.FP.FTS.B, 12.24%, 12/22/24 3,309 1,409
APP-11789211.FP.FTS.B, 6.99%, 12/29/24 6,605 6,634
APP-11694729.FP.FTS.B, 15.49%, 2/01/25 3,429 3,445
APP-11799631.FP.FTS.B, 9.74%, 2/02/25 . 1,807 1,811
APP-11751212.FP.FTS.B, 13.99%, 2/05/25 4,700 4,727
APP-11755781.FP.FTS.B, 16.99%, 2/05/25 2,658 1,812
APP-11693818.FP.FTS.B, 9.49%, 2/06/25 . 7,306 7,343
APP-11029317.FP.FTS.B, 23.99%, 2/13/25 4,340 1,797
APP-12413449.FP.FTS.B, 9.74%, 2/22/25 . 6,263 6,313
APP-12801527.FP.FTS.B, 11.74%, 2/22/25 5,083 5,122
APP-12674069.FP.FTS.B, 18.99%, 2/27/25 3,460 3,548
APP-12780140.FP.FTS.B, 9.74%, 3/01/25 . 3,397 3,415
APP-12882137.FP.FTS.B, 12.49%, 3/01/25 14,281 14,361
APP-12139584.FP.FTS.B, 11.99%, 3/06/25 3,740 3,762
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12097231.FP.FTS.B, 9.49%, 3/11/25 . $ 7,157 $ 7,203
APP-12188198.FP.FTS.B, 16.99%, 3/11/25 2,079 2,096
APP-12245609.FP.FTS.B, 25.49%, 3/12/25 3,588 3,639
APP-12934217.FP.FTS.B, 15.99%, 3/15/25 6,749 6,831
APP-13337421.FP.FTS.B, 11.49%, 3/21/25 3,727 3,757
APP-13300513.FP.FTS.B, 17.99%, 3/24/25 2,235 2,267
APP-13251266.FP.FTS.B, 7.74%, 3/28/25 . 5,416 5,469
APP-13381468.FP.FTS.B, 9.49%, 3/29/25 . 12,260 12,328
APP-13417584.FP.FTS.B, 12.49%, 3/30/25 19,141 4,244
APP-12798456.FP.FTS.B, 7.49%, 4/01/25 . 1,481 1,480
APP-12674971.FP.FTS.B, 10.49%, 4/01/25 13,897 13,971
APP-12544478.FP.FTS.B, 18.99%, 4/01/25 3,131 3,147
APP-12801328.FP.FTS.B, 11.74%, 4/03/25 10,292 10,349
APP-12786233.FP.FTS.B, 15.99%, 4/05/25 6,753 6,801
APP-12785793.FP.FTS.B, 11.74%, 4/06/25 7,629 7,655
APP-12975635.FP.FTS.B, 18.99%, 4/10/25 8,512 909
APP-13028127.FP.FTS.B, 21.49%, 4/10/25 13,808 13,976
APP-11811501.FP.FTS.B, 15.24%, 4/12/25 12,567 1,435
APP-12674201.FP.FTS.B, 15.49%, 4/12/25 4,770 1,086
APP-12800747.FP.FTS.B, 13.99%, 4/15/25 7,571 7,636
APP-13026280.FP.FTS.B, 23.99%, 4/15/25 4,906 4,987
APP-12767903.FP.FTS.B, 25.49%, 4/17/25 3,259 3,323
APP-13048345.FP.FTS.B, 7.74%, 4/18/25 . 4,101 4,130
APP-12934120.FP.FTS.B, 16.99%, 4/18/25 3,050 3,077
APP-13044683.FP.FTS.B, 12.49%, 4/20/25 14,460 14,576
APP-12931531.FP.FTS.B, 21.49%, 4/21/25 2,797 2,846
APP-13023000.FP.FTS.B, 23.74%, 4/25/25 3,415 3,379
APP-13628483.FP.FTS.B, 16.49%, 4/29/25 4,125 4,148
APP-13161529.FP.FTS.B, 9.49%, 4/30/25 . 12,449 12,522
APP-14056236.FP.FTS.B, 13.24%, 4/30/25 12,727 12,808
APP-13427697.FP.FTS.B, 18.99%, 5/01/25 4,731 4,756
APP-14271382.FP.FTS.B, 18.49%, 5/02/25 5,741 5,781
APP-13431511.FP.FTS.B, 9.74%, 5/04/25 . 4,241 4,266
APP-13352228.FP.FTS.B, 25.49%, 5/04/25 3,627 3,655
APP-13416512.FP.FTS.B, 9.49%, 5/05/25 . 12,344 12,419
APP-14179250.FP.FTS.B, 9.84%, 5/05/25 . 9,952 10,028
APP-13199149.FP.FTS.B, 9.74%, 5/10/25 . 4,261 4,291
APP-13628220.FP.FTS.B, 15.49%, 5/13/25 3,771 3,799
APP-13679431.FP.FTS.B, 19.49%, 5/13/25 4,638 4,693
APP-13333579.FP.FTS.B, 10.49%, 5/14/25 7,921 7,953
APP-14372135.FP.FTS.B, 10.49%, 5/15/25 5,380 5,422
APP-13658658.FP.FTS.B, 11.84%, 5/18/25 3,866 3,897
APP-14286350.FP.FTS.B, 16.99%, 5/19/25 6,807 6,890
APP-13335711.FP.FTS.B, 14.49%, 5/20/25 5,406 5,473
APP-13625542.FP.FTS.B, 24.99%, 5/20/25 5,606 5,717
APP-12543097.FP.FTS.B, 10.09%, 5/23/25 3,955 3,989
APP-13658179.FP.FTS.B, 10.84%, 5/24/25 15,785 15,933
APP-13658871.FP.FTS.B, 9.84%, 5/25/25 . 12,497 12,609
APP-13639147.FP.FTS.B, 18.49%, 5/25/25 7,143 7,275
APP-13658257.FP.FTS.B, 10.09%, 5/26/25 5,078 5,124
APP-14240775.FP.FTS.B, 20.49%, 6/08/25 3,773 3,812
APP-12795850.FP.FTS.B, 23.74%, 6/10/25 8,576 5,783
APP-12236101.FP.FTS.B, 20.99%, 6/11/25 6,358 6,422
APP-14229868.FP.FTS.B, 16.74%, 6/15/25 18,315 18,490
APP-14384326.FP.FTS.B, 16.99%, 6/15/25 7,209 7,297
APP-14276228.FP.FTS.B, 19.24%, 6/15/25 9,661 9,764
APP-14179277.FP.FTS.B, 12.74%, 6/22/25 12,682 12,836
APP-14179511.FP.FTS.B, 18.49%, 6/22/25 2,831 2,868

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-14477454.FP.FTS.B, 13.99%, 6/24/25 $ 4,054 $ 4,088
APP-14372095.FP.FTS.B, 14.99%, 6/25/25 8,902 9,014
APP-14386049.FP.FTS.B, 22.24%, 6/29/25 5,261 5,268
APP-14440616.FP.FTS.B, 25.49%, 7/01/25 4,888 4,931
APP-14541502.FP.FTS.B, 16.49%, 7/06/25 3,201 3,176
APP-14558687.FP.FTS.B, 25.49%, 7/07/25 6,635 6,681
APP-14372326.FP.FTS.B, 10.24%, 7/08/25 10,304 10,409
APP-14523480.FP.FTS.B, 18.99%, 7/08/25 6,816 6,870
APP-13437525.FP.FTS.B, 19.49%, 7/15/25 7,534 2,769
APP-14581247.FP.FTS.B, 12.74%, 7/20/25 5,820 4,554
APP-14865343.FP.FTS.B, 10.24%, 7/21/25 13,112 13,225
APP-14246643.FP.FTS.B, 14.99%, 8/17/25 11,380 11,496
APP-14256949.FP.FTS.B, 16.24%, 8/23/25 19,313 19,508
APP-10561160.FP.FTS.B, 18.99%, 9/13/25 8,030 8,419
APP-10551332.FP.FTS.B, 17.49%, 9/18/25 1,509 1,518
APP-10551426.FP.FTS.B, 10.99%, 9/21/25 8,953 9,069
APP-10671065.FP.FTS.B, 18.99%, 10/09/25 4,409 4,587
APP-10752759.FP.FTS.B, 18.99%, 10/17/25 11,026 11,451
APP-10580212.FP.FTS.B, 18.49%, 11/03/25 7,060 7,311
APP-10561236.FP.FTS.B, 15.99%, 11/04/25 13,267 13,503
APP-10627143.FP.FTS.B, 16.99%, 11/09/25 5,475 5,630
APP-10671041.FP.FTS.B, 16.49%, 11/16/25 9,254 9,524
APP-10703763.FP.FTS.B, 14.49%, 11/20/25 9,376 9,664
APP-10692670.FP.FTS.B, 18.49%, 11/22/25 4,263 4,400
APP-10776590.FP.FTS.B, 18.49%, 11/23/25 8,332 8,637
APP-10745958.FP.FTS.B, 8.99%, 11/30/25 5,464 5,531
APP-11008674.FP.FTS.B, 10.99%, 12/05/25 8,581 8,698
APP-11041391.FP.FTS.B, 11.49%, 12/10/25 15,713 15,926
APP-11039564.FP.FTS.B, 10.99%, 12/12/25 5,674 5,698
APP-10941172.FP.FTS.B, 10.99%, 12/14/25 10,525 10,676
APP-10293581.FP.FTS.B, 11.49%, 12/14/25 14,858 15,072
APP-10856578.FP.FTS.B, 18.49%, 12/14/25 4,511 4,647
APP-11701384.FP.FTS.B, 18.49%, 12/15/25 2,850 2,914
APP-11823260.FP.FTS.B, 11.99%, 12/16/25 5,583 5,662
APP-12180264.FP.FTS.B, 10.24%, 1/26/26 6,318 6,415
APP-12244001.FP.FTS.B, 13.24%, 1/27/26 4,594 4,665
APP-10775435.FP.FTS.B, 15.49%, 1/31/26 6,652 6,762
APP-11694088.FP.FTS.B, 17.74%, 2/01/26 5,548 5,540
APP-11740763.FP.FTS.B, 13.99%, 2/04/26 2,858 2,862
APP-11822517.FP.FTS.B, 9.99%, 2/05/26 . 9,471 9,545
APP-11764476.FP.FTS.B, 13.24%, 2/05/26 4,737 4,812
APP-11754629.FP.FTS.B, 12.24%, 2/06/26 18,432 18,722
APP-11817911.FP.FTS.B, 18.74%, 2/13/26 3,970 4,042
APP-12887499.FP.FTS.B, 19.49%, 2/25/26 4,702 4,867
APP-12780048.FP.FTS.B, 8.24%, 2/28/26 . 8,706 8,814
APP-10561482.FP.FTS.B, 16.99%, 2/28/26 13,352 13,796
APP-12543851.FP.FTS.B, 12.74%, 3/01/26 13,887 14,059
APP-11746987.FP.FTS.B, 18.49%, 3/05/26 11,159 11,613
APP-12934173.FP.FTS.B, 10.24%, 3/08/26 8,974 9,098
APP-12244619.FP.FTS.B, 15.74%, 3/09/26 27,985 8,799
APP-12253162.FP.FTS.B, 19.99%, 3/12/26 8,970 9,366
APP-12176269.FP.FTS.B, 16.49%, 3/13/26 12,553 13,081
APP-13161478.FP.FTS.B, 18.74%, 3/17/26 11,481 12,072
APP-13385202.FP.FTS.B, 24.99%, 3/19/26 767 760
APP-12231617.FP.FTS.B, 16.99%, 3/26/26 11,433 8,377
APP-12675358.FP.FTS.B, 11.99%, 3/28/26 2,980 2,992
APP-11877668.FP.FTS.B, 16.49%, 3/28/26 12,931 13,632
APP-13414992.FP.FTS.B, 9.99%, 3/30/26 . 14,982 15,174
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12803304.FP.FTS.B, 18.24%, 3/31/26 $ 15,839 $ 16,287
APP-13645065.FP.FTS.B, 12.84%, 4/01/26 9,746 9,873
APP-12779873.FP.FTS.B, 9.49%, 4/03/26 . 15,026 15,221
APP-12886380.FP.FTS.B, 9.99%, 4/03/26 . 16,077 16,286
APP-12889924.FP.FTS.B, 18.74%, 4/03/26 13,260 13,796
APP-12744909.FP.FTS.B, 10.24%, 4/09/26 4,545 4,559
APP-12762134.FP.FTS.B, 20.49%, 4/09/26 27,341 28,460
APP-12993588.FP.FTS.B, 20.99%, 4/09/26 164 163
APP-12675383.FP.FTS.B, 12.24%, 4/10/26 13,565 2,605
APP-12787408.FP.FTS.B, 14.99%, 4/10/26 10,375 10,565
APP-12799632.FP.FTS.B, 15.99%, 4/10/26 14,535 14,919
APP-12786604.FP.FTS.B, 16.24%, 4/10/26 16,782 17,340
APP-12991443.FP.FTS.B, 24.99%, 4/10/26 4,597 4,750
APP-12779696.FP.FTS.B, 10.99%, 4/11/26 21,442 21,721
APP-12792270.FP.FTS.B, 17.99%, 4/11/26 10,695 11,058
APP-13059570.FP.FTS.B, 8.24%, 4/12/26 . 7,647 7,755
APP-11694989.FP.FTS.B, 9.99%, 4/12/26 . 9,551 9,708
APP-13048169.FP.FTS.B, 10.24%, 4/12/26 7,224 7,325
APP-13021207.FP.FTS.B, 13.99%, 4/15/26 13,035 13,399
APP-12800863.FP.FTS.B, 17.49%, 4/15/26 8,372 8,724
APP-13155578.FP.FTS.B, 12.74%, 4/17/26 13,061 13,264
APP-12858657.FP.FTS.B, 12.99%, 4/17/26 22,638 23,037
APP-13115033.FP.FTS.B, 19.49%, 4/17/26 5,384 5,552
APP-12911306.FP.FTS.B, 7.99%, 4/22/26 . 19,214 19,516
APP-13014947.FP.FTS.B, 14.99%, 4/23/26 10,215 10,464
APP-12859987.FP.FTS.B, 14.74%, 4/26/26 15,248 15,801
APP-12949437.FP.FTS.B, 21.99%, 4/30/26 9,996 10,385
APP-13423683.FP.FTS.B, 9.99%, 5/01/26 . 13,982 14,164
APP-13396926.FP.FTS.B, 13.74%, 5/01/26 19,241 19,678
APP-13439922.FP.FTS.B, 16.99%, 5/01/26 8,828 9,064
APP-14385374.FP.FTS.B, 19.49%, 5/03/26 5,933 6,059
APP-13431225.FP.FTS.B, 16.99%, 5/04/26 9,160 9,379
APP-13429002.FP.FTS.B, 8.24%, 5/10/26 . 9,037 9,169
APP-13628390.FP.FTS.B, 19.99%, 5/11/26 7,691 7,945
APP-13649172.FP.FTS.B, 13.49%, 5/12/26 10,508 10,688
APP-13386894.FP.FTS.B, 7.99%, 5/14/26 . 12,545 12,735
APP-13441691.FP.FTS.B, 17.99%, 5/14/26 11,507 11,911
APP-13431194.FP.FTS.B, 18.49%, 5/14/26 14,605 1,545
APP-14371343.FP.FTS.B, 11.74%, 5/15/26 26,896 27,300
APP-14427608.FP.FTS.B, 11.74%, 5/15/26 26,855 27,247
APP-13628557.FP.FTS.B, 18.49%, 5/27/26 10,711 11,200
APP-13441795.FP.FTS.B, 12.74%, 6/01/26 16,814 17,083
APP-14179201.FP.FTS.B, 12.34%, 6/08/26 6,706 6,806
APP-13657810.FP.FTS.B, 18.99%, 6/12/26 6,918 6,935
APP-14276082.FP.FTS.B, 10.34%, 6/15/26 13,392 13,590
APP-14398590.FP.FTS.B, 10.99%, 6/15/26 6,401 6,495
APP-14189728.FP.FTS.B, 17.74%, 6/15/26 29,912 30,845
APP-12886960.FP.FTS.B, 22.49%, 6/15/26 5,548 5,767
APP-14306826.FP.FTS.B, 10.34%, 6/17/26 13,699 13,896
APP-14531089.FP.FTS.B, 10.99%, 6/22/26 10,672 10,850
APP-14549001.FP.FTS.B, 21.49%, 6/23/26 16,176 16,865
APP-14241416.FP.FTS.B, 12.59%, 6/24/26 19,191 19,543
APP-14372335.FP.FTS.B, 12.99%, 6/30/26 14,662 4,355
APP-13605261.FP.FTS.B, 13.74%, 6/30/26 19,850 20,286
APP-10617769.FP.FTS.B, 17.49%, 6/30/26 4,978 5,023
APP-14409335.FP.FTS.B, 18.49%, 7/01/26 5,970 6,069
APP-14491910.FP.FTS.B, 22.49%, 7/04/26 8,300 8,353
APP-15018518.FP.FTS.B, 11.24%, 7/11/26 4,593 4,622

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-15020512.FP.FTS.B, 10.24%, 7/15/26 $ 17,542 $ 17,793
APP-13899724.FP.FTS.B, 11.24%, 7/18/26 9,075 9,220
APP-14230815.FP.FTS.B, 10.34%, 7/20/26 14,393 14,621
APP-14698479.FP.FTS.B, 10.74%, 7/24/26 22,056 22,415
APP-10179113.FP.FTS.B, 12.49%, 8/15/26 17,808 18,099
APP-10116903.FP.FTS.B, 14.24%, 8/15/26 12,723 12,951
APP-10063830.FP.FTS.B, 15.99%, 8/16/26 26,749 27,339
APP-10105795.FP.FTS.B, 23.49%, 8/17/26 13,128 13,843
APP-14531002.FP.FTS.B, 17.74%, 8/20/26 8,929 8,946
APP-10557980.FP.FTS.B, 19.99%, 9/05/26 8,358 8,651
APP-10622378.FP.FTS.B, 13.24%, 9/15/26 26,269 26,653
APP-10190160.FP.FTS.B, 18.99%, 9/28/26 6,400 3,709
APP-10769538.FP.FTS.B, 17.99%, 10/09/26 15,696 16,199
APP-10571945.FP.FTS.B, 11.24%, 10/15/26 26,987 27,419
APP-11037126.FP.FTS.B, 17.99%, 10/18/26 6,045 6,156
APP-10412146.FP.FTS.B, 20.49%, 10/21/26 14,353 14,959
APP-10610237.FP.FTS.B, 11.99%, 10/25/26 7,034 7,151
APP-10583794.FP.FTS.B, 17.49%, 10/28/26 8,686 8,933
APP-10482503.FP.FTS.B, 17.99%, 10/28/26 4,655 4,741
APP-11040439.FP.FTS.B, 25.49%, 10/28/26 6,932 683
APP-10607213.FP.FTS.B, 16.49%, 10/29/26 7,627 7,740
APP-11029842.FP.FTS.B, 11.99%, 10/30/26 17,255 17,517
APP-11029798.FP.FTS.B, 17.49%, 10/30/26 8,864 9,006
APP-11036737.FP.FTS.B, 18.99%, 10/30/26 5,850 6,009
APP-10567055.FP.FTS.B, 13.24%, 11/01/26 27,686 28,146
APP-10597275.FP.FTS.B, 14.49%, 11/01/26 2,677 2,689
APP-10561574.FP.FTS.B, 14.74%, 11/02/26 15,629 15,920
APP-10590862.FP.FTS.B, 11.99%, 11/05/26 10,531 10,703
APP-10599539.FP.FTS.B, 13.24%, 11/05/26 25,700 26,123
APP-10453183.FP.FTS.B, 17.49%, 11/07/26 23,272 23,768
APP-10623552.FP.FTS.B, 18.99%, 11/09/26 14,834 15,351
APP-10770659.FP.FTS.B, 21.49%, 11/10/26 13,017 13,628
APP-10781246.FP.FTS.B, 14.24%, 11/15/26 8,953 9,134
APP-10773777.FP.FTS.B, 16.99%, 11/15/26 11,470 11,718
APP-10779675.FP.FTS.B, 21.49%, 11/21/26 10,376 10,918
APP-10756900.FP.FTS.B, 16.99%, 11/22/26 11,571 12,030
APP-10760354.FP.FTS.B, 11.99%, 11/23/26 10,918 11,126
APP-10508033.FP.FTS.B, 17.49%, 11/23/26 18,047 18,495
APP-10780937.FP.FTS.B, 16.49%, 11/24/26 4,555 4,656
APP-14420730.FP.FTS.B, 20.49%, 11/30/26 7,726 767
APP-10991025.FP.FTS.B, 19.49%, 12/05/26 8,067 8,361
APP-11035966.FP.FTS.B, 21.99%, 12/13/26 5,089 5,289
APP-10916888.FP.FTS.B, 11.99%, 12/14/26 8,954 9,117
APP-11025771.FP.FTS.B, 11.99%, 12/14/26 14,360 14,621
APP-11743320.FP.FTS.B, 13.24%, 12/17/26 12,181 12,408
APP-11737338.FP.FTS.B, 13.24%, 12/22/26 19,138 19,510
APP-11755185.FP.FTS.B, 10.99%, 12/23/26 17,040 17,342
APP-11751486.FP.FTS.B, 11.24%, 12/23/26 10,562 10,750
APP-09447197.FP.FTS.B, 13.49%, 12/23/26 8,855 9,035
APP-11609592.FP.FTS.B, 14.74%, 12/24/26 23,529 23,989
APP-11822223.FP.FTS.B, 10.99%, 12/30/26 12,656 12,858
APP-11806677.FP.FTS.B, 11.74%, 12/30/26 24,846 25,244
APP-11815677.FP.FTS.B, 13.74%, 12/30/26 15,403 15,652
APP-11820229.FP.FTS.B, 17.49%, 12/30/26 8,362 8,552
APP-11800117.FP.FTS.B, 19.99%, 12/30/26 7,761 7,922
APP-10997848.FP.FTS.B, 20.49%, 12/30/26 9,918 10,139
APP-10692390.FP.FTS.B, 16.49%, 12/31/26 8,941 9,117
APP-11753872.FP.FTS.B, 13.24%, 1/25/27 13,401 13,672
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12234684.FP.FTS.B, 16.74%, 1/26/27 $ 30,876 $ 31,609
APP-12242133.FP.FTS.B, 22.99%, 1/27/27 10,136 10,644
APP-11752574.FP.FTS.B, 18.24%, 1/28/27 30,642 32,081
APP-11704828.FP.FTS.B, 17.49%, 1/31/27 7,061 7,293
APP-11799569.FP.FTS.B, 19.99%, 2/02/27 6,938 7,141
APP-11689702.FP.FTS.B, 10.49%, 2/05/27 22,452 22,829
APP-11693799.FP.FTS.B, 16.99%, 2/05/27 9,437 9,736
APP-11750215.FP.FTS.B, 18.24%, 2/05/27 22,203 22,917
APP-11693943.FP.FTS.B, 10.99%, 2/06/27 21,766 22,148
APP-11771449.FP.FTS.B, 9.74%, 2/10/27 . 29,015 29,526
APP-11806403.FP.FTS.B, 19.99%, 2/11/27 13,678 14,250
APP-11816991.FP.FTS.B, 16.24%, 2/12/27 18,712 19,143
APP-11813343.FP.FTS.B, 11.74%, 2/13/27 29,729 30,287
APP-11804818.FP.FTS.B, 14.99%, 2/13/27 12,322 12,719
APP-11790590.FP.FTS.B, 17.74%, 2/13/27 18,959 19,676
APP-12801776.FP.FTS.B, 18.49%, 2/15/27 16,221 16,735
APP-12796607.FP.FTS.B, 17.74%, 2/16/27 20,861 21,741
APP-12779435.FP.FTS.B, 10.49%, 2/18/27 18,547 18,843
APP-11799619.FP.FTS.B, 17.99%, 2/21/27 14,542 15,215
APP-12677509.FP.FTS.B, 8.49%, 2/22/27 . 18,426 18,746
APP-12792566.FP.FTS.B, 16.49%, 2/25/27 9,668 9,877
APP-12793802.FP.FTS.B, 16.74%, 2/25/27 26,569 14,166
APP-12769457.FP.FTS.B, 17.99%, 2/25/27 4,296 4,273
APP-12883181.FP.FTS.B, 8.99%, 2/28/27 . 20,846 21,173
APP-12819064.FP.FTS.B, 10.99%, 2/28/27 26,451 7,667
APP-12800786.FP.FTS.B, 11.24%, 3/01/27 12,773 13,005
APP-13018059.FP.FTS.B, 12.99%, 3/01/27 7,212 7,338
APP-12814994.FP.FTS.B, 13.74%, 3/01/27 6,325 6,423
APP-12846368.FP.FTS.B, 19.99%, 3/01/27 13,498 13,930
APP-12932776.FP.FTS.B, 16.49%, 3/02/27 8,239 8,371
APP-12243437.FP.FTS.B, 11.24%, 3/04/27 19,355 19,703
APP-12244716.FP.FTS.B, 19.99%, 3/05/27 16,830 10,147
APP-12234254.FP.FTS.B, 11.24%, 3/10/27 9,428 9,601
APP-12213150.FP.FTS.B, 18.49%, 3/10/27 8,004 8,266
APP-12232207.FP.FTS.B, 18.99%, 3/11/27 11,444 11,831
APP-12249171.FP.FTS.B, 13.49%, 3/12/27 4,427 4,444
APP-12116704.FP.FTS.B, 11.74%, 3/15/27 27,706 28,221
APP-13060467.FP.FTS.B, 11.74%, 3/15/27 31,046 31,581
APP-13155858.FP.FTS.B, 10.99%, 3/16/27 13,499 13,726
APP-13061057.FP.FTS.B, 13.49%, 3/16/27 10,666 10,861
APP-13253640.FP.FTS.B, 11.24%, 3/20/27 9,830 9,993
APP-13323349.FP.FTS.B, 16.49%, 3/25/27 9,382 9,587
APP-13430153.FP.FTS.B, 20.49%, 3/25/27 12,857 13,447
APP-13207096.FP.FTS.B, 19.49%, 3/26/27 11,926 12,516
APP-12782877.FP.FTS.B, 8.49%, 3/28/27 . 17,450 17,771
APP-12799003.FP.FTS.B, 10.99%, 3/28/27 12,323 12,555
APP-12778979.FP.FTS.B, 16.24%, 3/28/27 19,390 20,179
APP-12781429.FP.FTS.B, 17.74%, 3/28/27 23,482 24,533
APP-12771953.FP.FTS.B, 18.49%, 3/28/27 13,507 14,049
APP-13375770.FP.FTS.B, 19.24%, 3/28/27 15,612 1,818
APP-13370208.FP.FTS.B, 19.74%, 3/28/27 13,990 14,358
APP-12758093.FP.FTS.B, 8.99%, 3/29/27 . 12,103 12,290
APP-12767372.FP.FTS.B, 10.99%, 3/29/27 12,615 12,808
APP-12779388.FP.FTS.B, 10.99%, 3/29/27 24,661 25,038
APP-12791753.FP.FTS.B, 10.99%, 3/29/27 16,695 16,941
APP-12784176.FP.FTS.B, 11.24%, 3/29/27 21,682 22,023
APP-12795625.FP.FTS.B, 13.49%, 3/29/27 12,497 12,701
APP-12674361.FP.FTS.B, 15.24%, 3/29/27 24,422 25,048

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12802958.FP.FTS.B, 16.49%, 3/29/27 $ 16,097 $ 16,531
APP-13402497.FP.FTS.B, 16.49%, 3/29/27 13,279 13,639
APP-12281515.FP.FTS.B, 17.49%, 3/29/27 10,007 10,260
APP-12802206.FP.FTS.B, 17.74%, 3/29/27 32,634 33,448
APP-12801049.FP.FTS.B, 18.99%, 3/29/27 7,162 7,341
APP-13251661.FP.FTS.B, 20.24%, 3/29/27 18,521 19,163
APP-12795571.FP.FTS.B, 22.49%, 3/29/27 24,538 25,357
APP-13009028.FP.FTS.B, 10.99%, 3/30/27 15,411 15,645
APP-12577391.FP.FTS.B, 11.74%, 3/30/27 31,067 31,528
APP-13421220.FP.FTS.B, 14.49%, 3/30/27 13,789 14,032
APP-13416410.FP.FTS.B, 18.49%, 3/30/27 8,102 8,300
APP-13405408.FP.FTS.B, 23.24%, 3/30/27 14,300 14,730
APP-12231685.FP.FTS.B, 19.74%, 3/31/27 27,617 28,396
APP-13630932.FP.FTS.B, 11.84%, 4/01/27 9,999 10,153
APP-12674905.FP.FTS.B, 13.24%, 4/01/27 6,792 6,794
APP-12840175.FP.FTS.B, 15.49%, 4/01/27 7,451 7,638
APP-12761107.FP.FTS.B, 16.49%, 4/01/27 14,814 15,188
APP-12542914.FP.FTS.B, 20.49%, 4/01/27 9,033 9,324
APP-12674748.FP.FTS.B, 13.99%, 4/02/27 31,796 32,316
APP-12787387.FP.FTS.B, 16.49%, 4/02/27 9,248 9,409
APP-12882995.FP.FTS.B, 10.99%, 4/03/27 24,688 25,073
APP-12867499.FP.FTS.B, 13.74%, 4/03/27 6,335 6,433
APP-12887758.FP.FTS.B, 16.49%, 4/03/27 14,293 14,555
APP-12890485.FP.FTS.B, 18.99%, 4/03/27 9,758 10,021
APP-12784441.FP.FTS.B, 20.49%, 4/05/27 19,346 2,027
APP-12811031.FP.FTS.B, 20.99%, 4/05/27 13,345 13,914
APP-13538222.FP.FTS.B, 11.34%, 4/06/27 22,142 22,484
APP-12802041.FP.FTS.B, 13.99%, 4/06/27 31,855 32,416
APP-13673131.FP.FTS.B, 11.34%, 4/07/27 12,847 13,049
APP-11924087.FP.FTS.B, 13.49%, 4/07/27 11,241 11,442
APP-12804826.FP.FTS.B, 19.99%, 4/08/27 5,071 5,219
APP-12797866.FP.FTS.B, 19.99%, 4/09/27 10,266 3,388
APP-12700449.FP.FTS.B, 24.99%, 4/09/27 35,837 37,084
APP-12736035.FP.FTS.B, 8.99%, 4/10/27 . 15,982 16,254
APP-12758120.FP.FTS.B, 10.99%, 4/10/27 16,240 16,506
APP-13018537.FP.FTS.B, 10.99%, 4/10/27 15,430 15,682
APP-12795960.FP.FTS.B, 13.24%, 4/10/27 15,884 16,183
APP-12413477.FP.FTS.B, 15.49%, 4/10/27 7,796 8,014
APP-12637418.FP.FTS.B, 16.49%, 4/10/27 16,128 16,433
APP-12796424.FP.FTS.B, 17.99%, 4/10/27 9,983 10,338
APP-13016825.FP.FTS.B, 17.99%, 4/10/27 17,045 17,658
APP-13018575.FP.FTS.B, 18.74%, 4/10/27 33,119 34,100
APP-12723310.FP.FTS.B, 22.99%, 4/10/27 11,142 11,571
APP-13009797.FP.FTS.B, 25.49%, 4/10/27 8,046 8,350
APP-12801468.FP.FTS.B, 11.24%, 4/11/27 5,476 5,531
APP-13662283.FP.FTS.B, 11.59%, 4/11/27 10,996 11,163
APP-12735907.FP.FTS.B, 11.74%, 4/11/27 31,312 31,866
APP-12119588.FP.FTS.B, 13.74%, 4/11/27 7,494 7,629
APP-09096529.FP.FTS.B, 10.49%, 4/12/27 18,720 19,052
APP-11872577.FP.FTS.B, 13.99%, 4/12/27 28,214 28,765
APP-12780320.FP.FTS.B, 14.99%, 4/12/27 11,812 12,066
APP-12794611.FP.FTS.B, 16.49%, 4/12/27 17,583 17,992
APP-12674073.FP.FTS.B, 17.49%, 4/13/27 19,755 20,342
APP-12119732.FP.FTS.B, 22.49%, 4/13/27 7,394 7,722
APP-12819793.FP.FTS.B, 11.24%, 4/14/27 9,006 9,157
APP-12933712.FP.FTS.B, 16.99%, 4/14/27 11,500 11,866
APP-12601811.FP.FTS.B, 10.49%, 4/15/27 6,076 6,088
APP-12847750.FP.FTS.B, 10.49%, 4/15/27 18,394 18,741
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12884053.FP.FTS.B, 10.99%, 4/15/27 $ 15,741 $ 16,038
APP-12886061.FP.FTS.B, 10.99%, 4/15/27 15,545 15,833
APP-11730595.FP.FTS.B, 11.99%, 4/15/27 16,784 17,093
APP-12890839.FP.FTS.B, 12.99%, 4/15/27 4,136 4,174
APP-12889697.FP.FTS.B, 14.49%, 4/15/27 14,950 15,287
APP-12879648.FP.FTS.B, 14.99%, 4/15/27 1,924 1,920
APP-12872440.FP.FTS.B, 16.49%, 4/15/27 7,887 8,148
APP-13008146.FP.FTS.B, 19.99%, 4/15/27 9,841 10,199
APP-12780020.FP.FTS.B, 8.99%, 4/16/27 . 19,977 20,315
APP-12801088.FP.FTS.B, 10.99%, 4/16/27 16,550 16,861
APP-12831439.FP.FTS.B, 10.99%, 4/16/27 21,777 22,187
APP-12540590.FP.FTS.B, 14.49%, 4/16/27 19,225 19,665
APP-12845270.FP.FTS.B, 17.74%, 4/16/27 26,207 26,968
APP-12863914.FP.FTS.B, 19.49%, 4/16/27 11,783 12,280
APP-12848627.FP.FTS.B, 21.99%, 4/16/27 7,296 7,569
APP-13157103.FP.FTS.B, 9.24%, 4/17/27 . 9,060 9,207
APP-12779666.FP.FTS.B, 11.49%, 4/17/27 11,193 11,404
APP-12883157.FP.FTS.B, 13.74%, 4/17/27 7,046 7,186
APP-12800972.FP.FTS.B, 17.49%, 4/17/27 15,449 15,999
APP-13156398.FP.FTS.B, 17.74%, 4/17/27 30,915 31,811
APP-12800643.FP.FTS.B, 19.74%, 4/17/27 27,524 28,559
APP-13158258.FP.FTS.B, 19.99%, 4/17/27 8,535 8,869
APP-12931503.FP.FTS.B, 13.24%, 4/18/27 15,860 16,179
APP-13141094.FP.FTS.B, 10.99%, 4/20/27 24,734 25,176
APP-13083128.FP.FTS.B, 11.24%, 4/20/27 13,637 13,902
APP-13009743.FP.FTS.B, 10.99%, 4/22/27 13,057 13,310
APP-12674727.FP.FTS.B, 13.24%, 4/22/27 21,061 21,511
APP-09645128.FP.FTS.B, 15.49%, 4/23/27 34,110 9,993
APP-13017812.FP.FTS.B, 16.49%, 4/23/27 2,199 2,193
APP-12910819.FP.FTS.B, 17.99%, 4/23/27 4,959 5,081
APP-12997870.FP.FTS.B, 19.99%, 4/23/27 16,877 17,519
APP-12977040.FP.FTS.B, 20.49%, 4/23/27 12,014 12,565
APP-13166600.FP.FTS.B, 21.49%, 4/23/27 9,874 10,320
APP-12944703.FP.FTS.B, 22.49%, 4/23/27 3,713 3,714
APP-12911189.FP.FTS.B, 20.49%, 4/24/27 2,620 2,596
APP-11888471.FP.FTS.B, 16.49%, 4/25/27 15,166 15,526
APP-13068321.FP.FTS.B, 18.24%, 4/25/27 30,819 32,042
APP-13057143.FP.FTS.B, 10.99%, 4/26/27 22,073 22,502
APP-13061655.FP.FTS.B, 13.24%, 4/26/27 22,272 22,747
APP-12933713.FP.FTS.B, 17.99%, 4/26/27 16,881 17,473
APP-13345325.FP.FTS.B, 19.99%, 4/26/27 6,494 6,464
APP-13106287.FP.FTS.B, 11.74%, 4/28/27 28,532 29,031
APP-13060974.FP.FTS.B, 19.74%, 4/28/27 23,142 23,783
APP-12798277.FP.FTS.B, 13.24%, 4/29/27 15,108 7,868
APP-13139319.FP.FTS.B, 11.24%, 4/30/27 17,277 1,968
APP-13060795.FP.FTS.B, 17.49%, 4/30/27 3,380 544
APP-11799428.FP.FTS.B, 19.99%, 4/30/27 20,011 20,413
APP-12974063.FP.FTS.B, 19.99%, 4/30/27 17,651 18,232
APP-13134349.FP.FTS.B, 21.24%, 4/30/27 15,462 15,953
APP-13421715.FP.FTS.B, 10.99%, 5/01/27 17,198 8,898
APP-13423557.FP.FTS.B, 10.99%, 5/01/27 18,073 18,352
APP-13424293.FP.FTS.B, 10.99%, 5/01/27 13,468 13,676
APP-13431042.FP.FTS.B, 10.99%, 5/01/27 12,695 12,891
APP-13131348.FP.FTS.B, 13.74%, 5/01/27 17,146 17,486
APP-13439065.FP.FTS.B, 14.24%, 5/01/27 23,888 24,313
APP-13431253.FP.FTS.B, 16.49%, 5/01/27 14,901 15,165
APP-13408703.FP.FTS.B, 16.99%, 5/01/27 9,333 9,572
APP-13430747.FP.FTS.B, 17.49%, 5/01/27 10,600 10,850

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-13422992.FP.FTS.B, 18.99%, 5/01/27 $ 19,700 $ 20,192
APP-13430284.FP.FTS.B, 19.99%, 5/01/27 8,253 8,498
APP-13430327.FP.FTS.B, 19.99%, 5/01/27 6,853 7,024
APP-13441350.FP.FTS.B, 19.99%, 5/01/27 6,849 7,020
APP-13410577.FP.FTS.B, 22.99%, 5/01/27 10,239 10,556
APP-14247820.FP.FTS.B, 11.34%, 5/02/27 16,195 16,432
APP-13342784.FP.FTS.B, 21.99%, 5/02/27 8,112 8,385
APP-13308191.FP.FTS.B, 16.99%, 5/04/27 5,579 5,587
APP-13389512.FP.FTS.B, 13.24%, 5/05/27 13,551 13,799
APP-12270573.FP.FTS.B, 10.99%, 5/06/27 23,502 23,894
APP-13301897.FP.FTS.B, 16.49%, 5/06/27 8,601 8,839
APP-13311434.FP.FTS.B, 16.49%, 5/08/27 9,053 9,218
APP-13193722.FP.FTS.B, 11.24%, 5/09/27 14,672 14,943
APP-13641523.FP.FTS.B, 13.59%, 5/10/27 16,176 16,464
APP-12932857.FP.FTS.B, 18.99%, 5/10/27 6,692 6,881
APP-12775739.FP.FTS.B, 25.49%, 5/10/27 7,117 7,385
APP-13323183.FP.FTS.B, 18.74%, 5/11/27 23,403 24,124
APP-12412862.FP.FTS.B, 25.49%, 5/11/27 8,121 8,399
APP-13658270.FP.FTS.B, 9.34%, 5/12/27 . 20,566 20,902
APP-13418718.FP.FTS.B, 16.24%, 5/12/27 18,432 18,804
APP-12412882.FP.FTS.B, 17.74%, 5/12/27 21,472 22,181
APP-13208283.FP.FTS.B, 17.99%, 5/12/27 17,708 18,226
APP-12675250.FP.FTS.B, 19.99%, 5/12/27 18,201 18,769
APP-13416172.FP.FTS.B, 8.99%, 5/13/27 . 15,090 15,360
APP-13031523.FP.FTS.B, 10.99%, 5/13/27 25,514 25,983
APP-13438034.FP.FTS.B, 17.99%, 5/13/27 4,968 5,082
APP-13437001.FP.FTS.B, 8.49%, 5/14/27 . 7,902 7,935
APP-10823341.FP.FTS.B, 15.49%, 5/14/27 4,482 1,053
APP-13199989.FP.FTS.B, 16.74%, 5/14/27 31,729 32,733
APP-13436550.FP.FTS.B, 16.99%, 5/14/27 11,462 11,728
APP-13430567.FP.FTS.B, 17.49%, 5/14/27 11,730 12,070
APP-13417327.FP.FTS.B, 17.99%, 5/14/27 1,057 1,055
APP-13336406.FP.FTS.B, 18.49%, 5/14/27 15,532 16,029
APP-14356626.FP.FTS.B, 18.49%, 5/14/27 10,334 10,623
APP-13431427.FP.FTS.B, 21.99%, 5/14/27 5,856 6,063
APP-13433077.FP.FTS.B, 21.99%, 5/14/27 1,827 1,813
APP-13318759.FP.FTS.B, 22.49%, 5/14/27 5,335 5,539
APP-13443719.FP.FTS.B, 22.49%, 5/14/27 6,507 6,761
APP-14548548.FP.FTS.B, 22.99%, 5/14/27 6,348 6,539
APP-13436993.FP.FTS.B, 8.99%, 5/15/27 . 16,192 16,489
APP-13396243.FP.FTS.B, 11.24%, 5/15/27 10,108 10,300
APP-13440554.FP.FTS.B, 11.24%, 5/15/27 9,255 9,441
APP-13394315.FP.FTS.B, 13.24%, 5/15/27 25,742 26,287
APP-13435327.FP.FTS.B, 13.24%, 5/15/27 16,458 16,793
APP-13663645.FP.FTS.B, 13.59%, 5/15/27 18,598 18,934
APP-13644113.FP.FTS.B, 14.34%, 5/15/27 32,697 33,301
APP-13444523.FP.FTS.B, 16.99%, 5/15/27 18,207 18,756
APP-13672139.FP.FTS.B, 17.49%, 5/15/27 12,718 12,990
APP-13666596.FP.FTS.B, 20.49%, 5/15/27 10,450 10,835
APP-14254675.FP.FTS.B, 20.49%, 5/15/27 1,170 1,159
APP-14531705.FP.FTS.B, 22.99%, 5/15/27 6,780 6,989
APP-11924095.FP.FTS.B, 19.99%, 5/16/27 7,815 7,817
APP-13628585.FP.FTS.B, 20.49%, 5/16/27 13,940 14,489
APP-13658420.FP.FTS.B, 19.99%, 5/18/27 13,780 14,253
APP-13537074.FP.FTS.B, 9.34%, 5/20/27 . 12,514 12,740
APP-13678923.FP.FTS.B, 11.34%, 5/20/27 20,420 20,795
APP-13680651.FP.FTS.B, 20.49%, 5/21/27 8,820 9,171
APP-14444232.FP.FTS.B, 21.49%, 5/21/27 9,479 9,703
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12548143.FP.FTS.B, 19.99%, 5/23/27 $ 19,779 $ 20,498
APP-13624563.FP.FTS.B, 22.99%, 5/23/27 8,825 9,141
APP-13645609.FP.FTS.B, 9.34%, 5/24/27 . 25,078 25,554
APP-13629014.FP.FTS.B, 14.74%, 5/24/27 20,537 21,021
APP-13459107.FP.FTS.B, 19.99%, 5/24/27 6,915 766
APP-13659238.FP.FTS.B, 13.59%, 5/25/27 23,561 24,071
APP-13637168.FP.FTS.B, 15.24%, 5/25/27 29,524 30,233
APP-13051907.FP.FTS.B, 25.49%, 5/26/27 7,463 7,816
APP-13598334.FP.FTS.B, 11.34%, 5/27/27 16,022 16,346
APP-13389764.FP.FTS.B, 17.74%, 5/29/27 20,574 13,426
APP-13637703.FP.FTS.B, 14.09%, 5/30/27 18,269 18,587
APP-13319688.FP.FTS.B, 14.49%, 5/30/27 18,136 18,475
APP-12770485.FP.FTS.B, 20.49%, 5/30/27 11,294 11,587
APP-11810505.FP.FTS.B, 21.24%, 5/30/27 18,818 11,652
APP-14548905.FP.FTS.B, 18.99%, 5/31/27 7,566 7,519
APP-14263084.FP.FTS.B, 20.49%, 6/10/27 2,053 2,029
APP-12782592.FP.FTS.B, 16.24%, 6/11/27 23,113 12,240
APP-14365422.FP.FTS.B, 11.99%, 6/15/27 6,285 6,359
APP-14343452.FP.FTS.B, 17.49%, 6/15/27 17,138 17,618
APP-14179022.FP.FTS.B, 17.99%, 6/15/27 8,320 8,448
APP-14257683.FP.FTS.B, 20.49%, 6/15/27 18,369 18,999
APP-14388011.FP.FTS.B, 20.99%, 6/15/27 6,307 6,264
APP-12967750.FP.FTS.B, 21.24%, 6/15/27 19,418 6,681
APP-14429358.FP.FTS.B, 13.74%, 6/17/27 2,534 2,536
APP-13484600.FP.FTS.B, 20.49%, 6/18/27 13,009 13,401
APP-13002914.FP.FTS.B, 18.99%, 6/20/27 13,613 4,404
APP-14177993.FP.FTS.B, 11.59%, 6/21/27 2,695 2,705
APP-14180064.FP.FTS.B, 11.59%, 6/21/27 12,675 12,915
APP-14236905.FP.FTS.B, 17.49%, 6/21/27 18,214 18,833
APP-14216604.FP.FTS.B, 17.74%, 6/21/27 27,785 28,622
APP-14212566.FP.FTS.B, 16.74%, 6/22/27 24,672 25,245
APP-14196561.FP.FTS.B, 13.59%, 6/23/27 26,806 27,372
APP-14178654.FP.FTS.B, 9.34%, 6/24/27 . 14,032 14,277
APP-14267906.FP.FTS.B, 11.59%, 6/24/27 10,396 10,601
APP-14588538.FP.FTS.B, 19.24%, 6/24/27 20,795 21,499
APP-14510576.FP.FTS.B, 22.74%, 6/24/27 8,567 8,901
APP-14427403.FP.FTS.B, 24.74%, 6/24/27 11,418 11,828
APP-14429127.FP.FTS.B, 11.74%, 6/25/27 19,313 19,678
APP-14369074.FP.FTS.B, 12.49%, 6/25/27 33,052 33,680
APP-09045394.FP.FTS.B, 13.74%, 6/25/27 7,982 8,135
APP-14578061.FP.FTS.B, 11.74%, 6/26/27 26,165 26,637
APP-14268521.FP.FTS.B, 10.09%, 6/27/27 32,353 32,971
APP-14413971.FP.FTS.B, 12.49%, 6/28/27 33,070 33,614
APP-14385312.FP.FTS.B, 17.24%, 6/28/27 25,071 25,536
APP-12794031.FP.FTS.B, 18.99%, 6/28/27 11,820 12,174
APP-14385385.FP.FTS.B, 19.24%, 6/28/27 22,619 23,121
APP-14391702.FP.FTS.B, 22.99%, 6/28/27 2,520 2,484
APP-14377174.FP.FTS.B, 12.24%, 6/29/27 12,855 13,073
APP-14409463.FP.FTS.B, 18.99%, 6/29/27 7,318 3,857
APP-12880291.FP.FTS.B, 10.99%, 6/30/27 18,063 18,363
APP-14423027.FP.FTS.B, 13.99%, 6/30/27 22,975 23,388
APP-14420972.FP.FTS.B, 14.24%, 6/30/27 11,650 11,857
APP-13643702.FP.FTS.B, 18.99%, 6/30/27 15,528 15,811
APP-13649694.FP.FTS.B, 19.49%, 6/30/27 10,874 11,093
APP-14541539.FP.FTS.B, 12.49%, 7/01/27 6,822 6,943
APP-14431213.FP.FTS.B, 18.49%, 7/01/27 13,252 13,553
APP-14421841.FP.FTS.B, 20.99%, 7/01/27 8,469 8,672
APP-13420080.FP.FTS.B, 21.99%, 7/01/27 25,573 26,082

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-14550089.FP.FTS.B, 18.49%, 7/06/27 $ 14,298 $ 14,671
APP-14553043.FP.FTS.B, 11.99%, 7/08/27 27,049 27,549
APP-14177847.FP.FTS.B, 18.74%, 7/08/27 32,317 33,129
APP-13394495.FP.FTS.B, 11.49%, 7/13/27 10,359 6,517
APP-13423039.FP.FTS.B, 14.24%, 7/14/27 28,421 29,018
APP-13422792.FP.FTS.B, 14.49%, 7/15/27 7,022 7,155
APP-14515585.FP.FTS.B, 20.49%, 7/15/27 9,378 9,634
APP-14568007.FP.FTS.B, 20.49%, 7/15/27 14,631 15,029
APP-14542132.FP.FTS.B, 20.99%, 7/15/27 7,490 7,662
APP-14253271.FP.FTS.B, 16.74%, 7/16/27 22,622 23,086
APP-13061423.FP.FTS.B, 13.24%, 7/17/27 15,789 16,074
APP-13028479.FP.FTS.B, 21.74%, 7/23/27 8,022 8,005
APP-13403231.FP.FTS.B, 16.74%, 7/30/27 21,300 21,792
APP-14541253.FP.FTS.B, 13.99%, 7/31/27 28,396 14,276
APP-14545674.FP.FTS.B, 26.99%, 8/03/27 7,611 7,823
APP-14531076.FP.FTS.B, 23.24%, 8/07/27 13,913 14,266
APP-14569337.FP.FTS.B, 24.74%, 8/07/27 11,293 11,586
APP-14406359.FP.FTS.B, 21.24%, 8/16/27 40,037 40,928
APP-13639283.FP.FTS.B, 20.74%, 8/25/27 34,776 35,137
APP-13657764.FP.FTS.B, 16.74%, 9/13/27 24,721 25,147
APP-14439749.FP.FTS.B, 15.99%, 9/30/27 15,663 15,821
APP-13132268.FP.FTS.B, 16.74%, 10/01/27 24,204 24,679
APP-12804212.FP.FTS.B, 22.49%, 10/10/27 9,504 9,735
APP-13659468.FP.FTS.B, 26.49%, 10/12/27 8,352 8,417
APP-12042791.FP.FTS.B, 18.74%, 12/30/27 37,035 24,527
APP-14491308.FP.FTS.B, 23.99%, 6/28/34 1,616 261
7,192,778
LendingClub Corp.
155959854.LC.FTS.B, 17.74%, 7/29/24 ... 493 492
156702788.LC.FTS.B, 16.95%, 8/15/24 ... 1,168 1,167
157083123.LC.FTS.B, 14.3%, 8/16/24 ... 736 735
157256378.LC.FTS.B, 14.3%, 8/19/24 ... 979 982
157448559.LC.FTS.B, 14.3%, 8/22/24 ... 690 692
157983194.LC.FTS.B, 12.4%, 9/24/24 ... 1,088 1,085
158299088.LC.FTS.B, 16.12%, 9/28/24 ... 1,073 1,070
159322847.LC.FTS.B, 16.95%, 10/08/24 .. 3,356 3,351
150429035.LC.FTS.B, 14.74%, 11/15/24 .. 3,677 3,654
158790336.LC.FTS.B, 16.12%, 11/30/24 .. 4,055 4,011
159978471.LC.FTS.B, 15.24%, 12/08/24 .. 3,618 3,582
162809872.LC.FTS.B, 12.4%, 12/15/24 ... 3,221 3,192
162773046.LC.FTS.B, 20.55%, 12/15/24 .. 3,659 –
163847398.LC.FTS.B, 20.55%, 12/26/24 .. 1,516 1,532
161536145.LC.FTS.B, 16.95%, 1/28/25 ... 3,499 3,468
157113878.LC.FTS.B, 16.95%, 1/30/25 ... 5,804 5,746
166192973.LC.FTS.B, 18.62%, 2/06/25 ... 1,922 1,928
163266659.LC.FTS.B, 16.12%, 2/28/25 ... 2,539 2,496
167773992.LC.FTS.B, 18.62%, 3/04/25 ... 2,146 2,149
168199339.LC.FTS.B, 20.55%, 3/11/25 ... 3,992 4,006
163432488.LC.FTS.B, 16.95%, 3/15/25 ... 4,683 4,594
167777432.LC.FTS.B, 18.62%, 3/19/25 ... 2,601 2,611
146644800.LC.FTS.B, Zero Cpn, 9/30/32 . 5,022 –
145525007.LC.FTS.B, 10.33%, 12/31/33 .. 4,173 4,139
148228998.LC.FTS.B, 15.57%, 3/01/34 ... 4,123 4,088
149326456.LC.FTS.B, 13.9%, 3/26/34 ... 8,370 8,172
150890573.LC.FTS.B, 14.74%, 5/01/34 ... 1,514 1,509
151157582.LC.FTS.B, 15.57%, 5/06/34 ... 380 380
154211311.LC.FTS.B, 20%, 6/26/34 ..... 4,470 363
Description
Principal
Amount Value
LendingClub Corp. (continued)
149608993.LC.FTS.B, 13.9%, 7/02/34 ... $ 539 $ 539
150672283.LC.FTS.B, 20%, 7/02/34 ..... 573 115
154685026.LC.FTS.B, 11.02%, 7/05/34 ... 431 431
150611409.LC.FTS.B, 15.57%, 7/06/34 ... 674 672
148784147.LC.FTS.B, 14.74%, 7/20/34 ... 851 33
72,984
LendingClub Corp. - LCX
166491719.LC.FTS.B, 16.95%, 2/17/25 ... 1,360 1,351
165922400.LC.FTS.B, 15.24%, 6/15/25 ... 6,134 5,933
7,284
LendingClub Corp. - LCX PM
185001085.LC.FTS.B, 13.44%, 1/14/25 ... 1,934 1,912
184877151.LC.FTS.B, 15.99%, 1/14/25 ... 1,167 1,156
184979568.LC.FTS.B, 16.49%, 1/14/25 ... 1,372 1,369
185305116.LC.FTS.B, 16.19%, 1/16/25 ... 2,335 2,324
184962324.LC.FTS.B, 15.19%, 1/20/25 ... 1,156 1,154
185216192.LC.FTS.B, 18.99%, 1/20/25 ... 4,832 4,823
185255256.LC.FTS.B, 18.99%, 1/20/25 ... 723 722
185238815.LC.FTS.B, 19.99%, 1/20/25 ... 2,436 2,459
185262402.LC.FTS.B, 18.19%, 1/23/25 ... 753 752
185480688.LC.FTS.B, 23.99%, 1/26/25 ... 2,770 2,818
185502282.LC.FTS.B, 12.74%, 1/28/25 ... 896 896
185552695.LC.FTS.B, 16.99%, 1/28/25 ... 6,696 6,692
185400546.LC.FTS.B, 20.49%, 1/28/25 ... 6,939 7,029
185500985.LC.FTS.B, Zero Cpn, 2/01/25 . 14,779 –
185511719.LC.FTS.B, 15.99%, 2/01/25 ... 3,711 3,695
185662657.LC.FTS.B, 18.99%, 2/01/25 ... 2,734 2,721
185638468.LC.FTS.B, 22.99%, 2/01/25 ... 2,821 2,842
185748684.LC.FTS.B, 19.94%, 2/03/25 ... 2,473 2,483
185760406.LC.FTS.B, 16.69%, 2/07/25 ... 10,028 9,912
185821539.LC.FTS.B, 19.99%, 2/07/25 ... 3,319 3,334
186036682.LC.FTS.B, 18.99%, 2/09/25 ... 2,906 2,893
185643067.LC.FTS.B, 14.99%, 2/10/25 ... 2,502 2,494
186109333.LC.FTS.B, 18.99%, 2/11/25 ... 2,463 –
186099444.LC.FTS.B, 20.99%, 2/11/25 ... 11,938 1,116
185744461.LC.FTS.B, 19.99%, 2/12/25 ... 2,130 2,143
185887741.LC.FTS.B, 15.99%, 2/14/25 ... 2,676 2,670
185869462.LC.FTS.B, 14.99%, 2/15/25 ... 1,311 1,309
185704535.LC.FTS.B, 16.49%, 2/15/25 ... 14,568 –
186171654.LC.FTS.B, 22.99%, 2/15/25 ... 7,120 7,229
185937500.LC.FTS.B, 22.49%, 2/20/25 ... 7,354 7,481
186235317.LC.FTS.B, 15.99%, 2/21/25 ... 2,285 2,283
185994726.LC.FTS.B, 18.49%, 2/26/25 ... 2,192 2,189
187039985.LC.FTS.B, 18.99%, 3/10/25 ... 3,052 3,043
187034378.LC.FTS.B, 14.49%, 3/11/25 ... 10,214 10,147
187041967.LC.FTS.B, 17.99%, 3/11/25 ... 2,274 2,265
187002032.LC.FTS.B, 7.59%, 3/14/25 ... 10,866 10,695
186484159.LC.FTS.B, 12.49%, 3/14/25 ... 9,106 9,037
187229799.LC.FTS.B, 13.19%, 3/15/25 ... 5,004 4,994
186336075.LC.FTS.B, 11.49%, 3/16/25 ... 9,931 9,813
186898312.LC.FTS.B, 12.49%, 3/16/25 ... 10,088 9,983
187080057.LC.FTS.B, 15.99%, 3/17/25 ... 2,074 2,071
187276072.LC.FTS.B, 21.79%, 3/17/25 ... 3,051 3,106
187341073.LC.FTS.B, 16.99%, 3/21/25 ... 748 747
187345204.LC.FTS.B, 15.44%, 3/23/25 ... 4,242 4,231
187594459.LC.FTS.B, 16.39%, 3/25/25 ... 5,357 5,347

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
187617463.LC.FTS.B, 23.99%, 3/25/25 ... $ 1,483 $ 1,493
187813540.LC.FTS.B, 15.99%, 3/31/25 ... 1,748 1,738
187619723.LC.FTS.B, Zero Cpn, 4/01/25 . 6,238 –
187868633.LC.FTS.B, Zero Cpn, 4/01/25 . 2,009 –
187566584.LC.FTS.B, 12.49%, 4/01/25 ... 7,903 7,872
187782892.LC.FTS.B, 15.29%, 4/01/25 ... 2,751 2,715
187832626.LC.FTS.B, 21.79%, 4/01/25 ... 1,387 1,403
187639145.LC.FTS.B, 20.79%, 4/03/25 ... 6,885 6,902
188029434.LC.FTS.B, Zero Cpn, 4/06/25 . 11,692 –
188014514.LC.FTS.B, 14.49%, 4/06/25 ... 3,868 3,856
188006789.LC.FTS.B, 17.99%, 4/06/25 ... 3,334 3,323
188000200.LC.FTS.B, 22.99%, 4/06/25 ... 11,757 –
185196514.LC.FTS.B, 12.49%, 6/24/25 ... 7,553 6,086
185040393.LC.FTS.B, 18.44%, 7/07/25 ... 2,524 2,505
187360350.LC.FTS.B, 13.99%, 7/28/25 ... 7,774 –
185869166.LC.FTS.B, 22.99%, 8/07/25 ... 7,375 –
171345622.LC.FTS.B, 16.08%, 10/19/25 .. 5,231 5,129
187034706.LC.FTS.B, 21.49%, 10/30/25 .. 14,370 5,320
173608489.LC.FTS.B, 17.3%, 2/02/26 ... 9,331 9,158
174304247.LC.FTS.B, 20.99%, 2/02/26 ... 13,141 13,215
185018593.LC.FTS.B, 18.99%, 1/14/27 ... 13,894 13,390
184468285.LC.FTS.B, 16.99%, 1/15/27 ... 10,374 –
185237685.LC.FTS.B, 18.49%, 1/20/27 ... 4,481 4,382
185250357.LC.FTS.B, 19.99%, 1/20/27 ... 10,834 10,731
185150236.LC.FTS.B, 14.99%, 1/24/27 ... 11,236 10,859
185367638.LC.FTS.B, 21.49%, 1/24/27 ... 15,500 15,361
185497213.LC.FTS.B, 20.49%, 1/26/27 ... 7,682 7,618
185117236.LC.FTS.B, 20.99%, 1/26/27 ... 15,432 15,303
184791777.LC.FTS.B, 13.74%, 1/28/27 ... 7,403 7,227
185597588.LC.FTS.B, 16.24%, 1/28/27 ... 8,209 8,061
185537726.LC.FTS.B, 17.24%, 1/28/27 ... 5,528 524
185500402.LC.FTS.B, 17.74%, 1/28/27 ... 19,472 18,460
185547681.LC.FTS.B, 19.99%, 1/28/27 ... 6,366 6,319
185488281.LC.FTS.B, 28.99%, 1/29/27 ... 4,974 4,995
184982732.LC.FTS.B, 16.99%, 2/01/27 ... 9,537 9,294
185682815.LC.FTS.B, 23.99%, 2/01/27 ... 7,713 7,661
185689957.LC.FTS.B, 23.99%, 2/01/27 ... 7,046 1,277
185699989.LC.FTS.B, 23.99%, 2/01/27 ... 6,751 6,706
185544780.LC.FTS.B, 18.99%, 2/02/27 ... 22,767 22,075
184678406.LC.FTS.B, 17.49%, 2/03/27 ... 7,026 6,841
185716515.LC.FTS.B, 17.49%, 2/03/27 ... 10,219 9,966
185662157.LC.FTS.B, 16.49%, 2/07/27 ... 11,413 11,122
185742276.LC.FTS.B, 19.49%, 2/07/27 ... 19,503 19,126
185835140.LC.FTS.B, 21.99%, 2/07/27 ... 13,282 13,226
186031699.LC.FTS.B, 20.44%, 2/09/27 ... 8,823 3,258
185846086.LC.FTS.B, 21.99%, 2/11/27 ... 15,938 15,901
186241368.LC.FTS.B, 15.49%, 2/15/27 ... 21,193 3,738
186058311.LC.FTS.B, 15.69%, 2/15/27 ... 27,414 –
186203908.LC.FTS.B, 21.99%, 2/15/27 ... 16,602 16,580
186007586.LC.FTS.B, 23.49%, 2/15/27 ... 8,688 8,653
185942868.LC.FTS.B, 15.94%, 2/18/27 ... 23,961 –
186027871.LC.FTS.B, 18.99%, 2/20/27 ... 14,960 14,624
185738415.LC.FTS.B, 24.99%, 2/28/27 ... 10,301 10,140
187037217.LC.FTS.B, 18.49%, 3/10/27 ... 5,114 4,987
186901660.LC.FTS.B, Zero Cpn, 3/11/27 . 15,944 –
187071023.LC.FTS.B, 17.99%, 3/11/27 ... 9,897 9,641
187032664.LC.FTS.B, 20.99%, 3/11/27 ... 13,476 13,294
187074112.LC.FTS.B, 21.99%, 3/11/27 ... 11,142 8,828
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
187126669.LC.FTS.B, 14.19%, 3/15/27 ... $ 16,108 $ –
187178718.LC.FTS.B, 19.99%, 3/15/27 ... 14,864 14,484
186624355.LC.FTS.B, 21.49%, 3/15/27 ... 7,577 7,409
187147644.LC.FTS.B, 14.69%, 3/16/27 ... 24,691 2,341
187028667.LC.FTS.B, 20.99%, 3/17/27 ... 10,780 10,653
187080092.LC.FTS.B, 20.99%, 3/17/27 ... 16,204 15,992
187192813.LC.FTS.B, 20.49%, 3/18/27 ... 6,712 6,626
187318217.LC.FTS.B, 20.49%, 3/18/27 ... 18,789 18,572
187235906.LC.FTS.B, 13.19%, 3/20/27 ... 18,935 18,487
186654687.LC.FTS.B, 23.49%, 3/20/27 ... 12,591 12,539
187352932.LC.FTS.B, Zero Cpn, 3/21/27 . 9,819 –
187350401.LC.FTS.B, 15.19%, 3/21/27 ... 9,617 9,405
187159940.LC.FTS.B, 17.19%, 3/21/27 ... 6,200 6,053
186875668.LC.FTS.B, 17.74%, 3/21/27 ... 11,103 10,847
187402362.LC.FTS.B, 21.99%, 3/21/27 ... 9,099 8,982
186943464.LC.FTS.B, 18.99%, 3/25/27 ... 15,189 –
187430105.LC.FTS.B, 25.99%, 3/25/27 ... 8,408 8,409
187248536.LC.FTS.B, 13.19%, 3/28/27 ... 8,428 8,210
187611207.LC.FTS.B, 18.99%, 3/28/27 ... 13,579 13,093
187609544.LC.FTS.B, 19.99%, 3/28/27 ... 13,666 13,541
187644231.LC.FTS.B, 19.99%, 3/28/27 ... 12,301 12,188
187621983.LC.FTS.B, 20.99%, 3/28/27 ... 8,954 8,871
187670705.LC.FTS.B, 17.44%, 3/29/27 ... 26,773 25,217
187264368.LC.FTS.B, 20.99%, 3/29/27 ... 6,888 6,730
187353272.LC.FTS.B, 21.49%, 3/29/27 ... 17,404 –
187764055.LC.FTS.B, 24.99%, 3/29/27 ... 8,017 –
187100244.LC.FTS.B, Zero Cpn, 3/30/27 . 10,126 –
187772972.LC.FTS.B, 18.99%, 3/30/27 ... 13,970 2,410
187581793.LC.FTS.B, 19.99%, 3/30/27 ... 10,267 10,051
187751574.LC.FTS.B, 20.44%, 3/30/27 ... 22,218 21,636
187614352.LC.FTS.B, 20.99%, 3/30/27 ... 17,218 16,818
187804301.LC.FTS.B, 19.67%, 3/31/27 ... 23,826 23,360
187819893.LC.FTS.B, 21.49%, 3/31/27 ... 27,619 27,073
187754766.LC.FTS.B, 21.99%, 3/31/27 ... 16,981 16,812
187829994.LC.FTS.B, 22.99%, 3/31/27 ... 21,639 21,420
187818729.LC.FTS.B, 23.49%, 3/31/27 ... 26,971 534
187864418.LC.FTS.B, 18.19%, 4/01/27 ... 16,838 16,268
187825531.LC.FTS.B, 19.99%, 4/01/27 ... 6,219 6,079
187845146.LC.FTS.B, 19.99%, 4/01/27 ... 6,834 6,701
187651859.LC.FTS.B, 23.99%, 4/01/27 ... 6,982 6,896
187860298.LC.FTS.B, 23.99%, 4/01/27 ... 4,228 4,186
187860052.LC.FTS.B, 22.99%, 4/03/27 ... 6,989 6,926
187095846.LC.FTS.B, 18.99%, 4/04/27 ... 16,948 16,483
187891277.LC.FTS.B, 21.49%, 4/04/27 ... 13,829 13,608
187787243.LC.FTS.B, 21.99%, 4/04/27 ... 11,106 11,006
187765035.LC.FTS.B, 23.99%, 4/04/27 ... 16,913 16,756
187819878.LC.FTS.B, 18.99%, 4/05/27 ... 13,617 13,067
187826108.LC.FTS.B, 18.99%, 4/05/27 ... 14,892 463
187948430.LC.FTS.B, 19.99%, 4/05/27 ... 21,868 21,120
187967430.LC.FTS.B, 20.99%, 4/05/27 ... 14,051 13,700
187981773.LC.FTS.B, 22.99%, 4/05/27 ... 17,487 17,333
188031790.LC.FTS.B, 20.49%, 4/06/27 ... 13,722 13,511
188023733.LC.FTS.B, 20.99%, 4/06/27 ... 5,512 5,421
188040936.LC.FTS.B, 20.99%, 4/06/27 ... 10,333 10,163
188026351.LC.FTS.B, 22.99%, 4/06/27 ... 13,422 5,132
187683423.LC.FTS.B, 20.99%, 4/09/27 ... 14,217 5,247
187944849.LC.FTS.B, 20.44%, 4/14/27 ... 6,926 6,763
188025408.LC.FTS.B, 20.99%, 4/15/27 ... 559 554

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
187298854.LC.FTS.B, 23.49%, 4/15/27 ... $ 24,991 $ 19,775
187818380.LC.FTS.B, 25.99%, 4/15/27 ... 5,005 4,970
187337224.LC.FTS.B, 23.49%, 4/16/27 ... 29,352 23,026
187906511.LC.FTS.B, 22.99%, 4/20/27 ... 8,578 8,517
187945139.LC.FTS.B, 21.99%, 4/24/27 ... 14,962 14,782
187744654.LC.FTS.B, 18.99%, 4/25/27 ... 20,700 20,090
187995587.LC.FTS.B, 6%, 5/15/27 ...... 12,924 12,769
185498696.LC.FTS.B, 15%, 5/26/27 ..... 18,577 15,410
187345456.LC.FTS.B, 25.99%, 7/18/27 ... 18,836 18,546
187835579.LC.FTS.B, 15%, 7/30/27 ..... 3,626 2,951
187865227.LC.FTS.B, 15%, 8/01/27 ..... 18,149 14,778
187202054.LC.FTS.B, 15%, 8/10/27 ..... 15,967 12,571
187054481.LC.FTS.B, 22.49%, 8/10/27 ... 18,580 18,344
187106181.LC.FTS.B, 16.99%, 8/14/27 ... 7,239 7,030
187492389.LC.FTS.B, 18.99%, 8/25/27 ... 4,051 3,945
187785381.LC.FTS.B, 23.99%, 10/08/27 .. 30,009 863
187316257.LC.FTS.B, 22.49%, 10/21/27 .. 15,516 15,346
187417305.LC.FTS.B, 22.99%, 11/20/27 .. 8,534 –
187587561.LC.FTS.B, 23.99%, 3/03/28 ... 17,379 6,636
187403735.LC.FTS.B, 5%, 4/10/28 ...... 9,848 9,723
1,403,480
Prosper Funding LLC
1618560.PS.FTS.B, 24.6%, 8/20/24 ..... 224 226
1619001.PS.FTS.B, 13.56%, 8/23/24 .... 1,332 1,331
1619013.PS.FTS.B, 16.1%, 8/23/24 ..... 242 243
1610345.PS.FTS.B, 19%, 8/24/24 ....... 144 145
1620576.PS.FTS.B, 16.6%, 8/25/24 ..... 527 528
1614493.PS.FTS.B, 14.89%, 8/31/24 .... 257 257
1609517.PS.FTS.B, 15.2%, 8/31/24 ..... 2,112 2,115
1634202.PS.FTS.B, 17.49%, 9/21/24 .... 2,422 2,422
1628368.PS.FTS.B, 20.57%, 9/22/24 .... 1,996 2,015
1625354.PS.FTS.B, 13%, 9/23/24 ....... 1,383 1,384
1635849.PS.FTS.B, 13.59%, 9/23/24 .... 796 800
1630159.PS.FTS.B, 12.3%, 9/24/24 ..... 294 294
1630150.PS.FTS.B, 15.03%, 9/24/24 .... 405 408
1637430.PS.FTS.B, 14.7%, 9/27/24 ..... 1,181 1,171
1630435.PS.FTS.B, 16.9%, 9/27/24 ..... 2,943 2,926
1628009.PS.FTS.B, 15.5%, 9/28/24 ..... 574 570
1632463.PS.FTS.B, 16.5%, 9/29/24 ..... 1,366 1,363
1630306.PS.FTS.B, 11.7%, 9/30/24 ..... 1,955 1,937
1636029.PS.FTS.B, 13.7%, 9/30/24 ..... 671 669
1637622.PS.FTS.B, 16.6%, 10/02/24 .... 397 394
1633995.PS.FTS.B, 19.8%, 10/04/24 .... 1,526 1,534
1637586.PS.FTS.B, 16%, 10/10/24 ...... 1,467 1,455
1655001.PS.FTS.B, 16%, 10/26/24 ...... 339 345
1649506.PS.FTS.B, 14.56%, 10/28/24 ... 2,493 2,467
1646441.PS.FTS.B, 11.7%, 10/29/24 .... 2,470 2,445
1648862.PS.FTS.B, 20.34%, 11/02/24 .... 1,340 1,334
1650980.PS.FTS.B, 12.29%, 11/05/24 .... 3,090 3,062
1654294.PS.FTS.B, 14.56%, 11/05/24 .... 2,489 2,472
1656375.PS.FTS.B, 17%, 11/05/24 ...... 904 36
1646834.PS.FTS.B, 15.4%, 11/08/24 .... 5,743 5,688
1652738.PS.FTS.B, 10.8%, 11/09/24 .... 654 649
1656186.PS.FTS.B, 13.41%, 11/10/24 .... 2,882 2,855
1660369.PS.FTS.B, 15.89%, 11/10/24 .... 3,166 3,154
1667217.PS.FTS.B, 9.71%, 11/15/24 .... 1,265 1,255
1655423.PS.FTS.B, 15.39%, 11/15/24 .... 3,350 3,346
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1649965.PS.FTS.B, 17.2%, 11/18/24 .... $ 1,792 $ 1,782
1645250.PS.FTS.B, 13.7%, 11/30/24 .... 1,095 740
1678333.PS.FTS.B, 12%, 12/14/24 ...... 1,067 1,060
1672694.PS.FTS.B, 13.36%, 12/14/24 ... 977 971
1672271.PS.FTS.B, 13.59%, 12/14/24 ... 1,862 1,857
1672679.PS.FTS.B, 15.12%, 12/14/24 ... 399 398
1678708.PS.FTS.B, 16.7%, 12/14/24 .... 2,030 2,024
1673333.PS.FTS.B, 13.96%, 12/15/24 ... 1,575 1,565
1685940.PS.FTS.B, 17%, 12/15/24 ...... 403 405
1685934.PS.FTS.B, 18.41%, 12/15/24 ... 828 823
1673894.PS.FTS.B, 11.79%, 12/16/24 .... 1,344 1,336
1680064.PS.FTS.B, 15.8%, 12/16/24 .... 804 800
1684060.PS.FTS.B, 24.09%, 12/23/24 ... 3,299 3,347
1700688.PS.FTS.B, 13%, 1/12/25 ....... 2,257 2,238
1700679.PS.FTS.B, 13.8%, 1/12/25 ..... 3,415 3,386
1688228.PS.FTS.B, 15.5%, 1/12/25 ..... 997 992
1694194.PS.FTS.B, 24.4%, 1/12/25 ..... 763 769
1701405.PS.FTS.B, 14.94%, 1/13/25 .... 2,305 2,294
1689398.PS.FTS.B, 15.4%, 1/14/25 ..... 1,390 1,384
1689236.PS.FTS.B, 17.59%, 1/14/25 .... 497 495
1695043.PS.FTS.B, 16.7%, 1/15/25 ..... 4,742 4,744
1690268.PS.FTS.B, 11.4%, 1/18/25 ..... 1,191 1,181
1704948.PS.FTS.B, 13.05%, 1/23/25 .... 2,945 2,919
1690376.PS.FTS.B, 14.04%, 1/26/25 .... 3,139 3,161
1698164.PS.FTS.B, 22.7%, 1/28/25 ..... 566 565
1705293.PS.FTS.B, 14.79%, 1/29/25 .... 1,865 1,852
1695748.PS.FTS.B, 24.4%, 1/31/25 ..... 516 519
1694638.PS.FTS.B, 21.8%, 2/06/25 ..... 982 979
1707662.PS.FTS.B, 13.9%, 2/14/25 ..... 1,737 1,534
1721649.PS.FTS.B, 13.3%, 2/15/25 ..... 7,713 7,641
1721043.PS.FTS.B, 13.5%, 2/15/25 ..... 2,576 2,552
1708097.PS.FTS.B, 13.7%, 2/15/25 ..... 1,678 1,669
1714504.PS.FTS.B, 14.89%, 2/15/25 .... 1,307 1,300
1720839.PS.FTS.B, 15.29%, 2/15/25 .... 859 853
1714516.PS.FTS.B, 15.4%, 2/15/25 ..... 3,153 3,136
1721055.PS.FTS.B, 16%, 2/15/25 ....... 1,812 1,617
1708859.PS.FTS.B, 17%, 2/15/25 ....... 2,801 2,803
1708151.PS.FTS.B, 19.5%, 2/15/25 ..... 3,285 3,298
1716298.PS.FTS.B, 11.4%, 2/16/25 ..... 1,363 1,350
1717210.PS.FTS.B, 11.4%, 2/18/25 ..... 1,260 1,249
1717363.PS.FTS.B, 17.8%, 2/18/25 ..... 5,185 180
1709564.PS.FTS.B, 15.2%, 2/20/25 ..... 1,058 1,049
1718419.PS.FTS.B, 13.9%, 2/22/25 ..... 1,164 1,161
1718422.PS.FTS.B, 14.09%, 2/22/25 .... 2,851 2,844
1718395.PS.FTS.B, 22.6%, 2/25/25 ..... 4,618 4,678
1722105.PS.FTS.B, 25.11%, 2/28/25 .... 1,322 1,331
1739683.PS.FTS.B, 10.44%, 3/22/25 .... 1,138 1,124
1732931.PS.FTS.B, 10.5%, 3/22/25 ..... 4,209 4,159
1740130.PS.FTS.B, 12.15%, 3/22/25 .... 3,973 3,949
1732925.PS.FTS.B, 12.54%, 3/22/25 .... 4,300 4,249
1740193.PS.FTS.B, 12.9%, 3/22/25 ..... 2,877 2,843
1733219.PS.FTS.B, 13%, 3/22/25 ....... 1,152 1,138
1742658.PS.FTS.B, 13.9%, 3/22/25 ..... 2,035 2,020
1742688.PS.FTS.B, 15.29%, 3/22/25 .... 1,180 1,171
1743240.PS.FTS.B, 15.29%, 3/22/25 .... 2,065 2,048
1742661.PS.FTS.B, 16%, 3/22/25 ....... 1,957 1,942
1732961.PS.FTS.B, 17.7%, 3/22/25 ..... 892 898
1742667.PS.FTS.B, 20.46%, 3/22/25 .... 621 623

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1740142.PS.FTS.B, 21.2%, 3/22/25 ..... $ 4,694 $ 4,739
1742646.PS.FTS.B, 22.5%, 3/22/25 ..... 2,796 2,765
1743513.PS.FTS.B, 11.4%, 3/23/25 ..... 3,184 905
1740487.PS.FTS.B, 11.86%, 3/23/25 .... 2,846 2,814
1733798.PS.FTS.B, 13.1%, 3/23/25 ..... 4,614 4,560
1740478.PS.FTS.B, 13.8%, 3/23/25 ..... 5,448 5,416
1740493.PS.FTS.B, 13.9%, 3/23/25 ..... 4,407 4,356
1733819.PS.FTS.B, 14.49%, 3/23/25 .... 2,925 2,903
1734275.PS.FTS.B, 15%, 3/23/25 ....... 3,846 530
1733942.PS.FTS.B, 15.86%, 3/23/25 .... 913 906
1733657.PS.FTS.B, 16%, 3/23/25 ....... 2,991 2,969
1734398.PS.FTS.B, 16%, 3/23/25 ....... 2,971 2,949
1733828.PS.FTS.B, 17%, 3/23/25 ....... 1,818 1,825
1743846.PS.FTS.B, 17.8%, 3/23/25 ..... 3,630 3,643
1740373.PS.FTS.B, 18.09%, 3/23/25 .... 1,702 459
1734419.PS.FTS.B, 19.3%, 3/23/25 ..... 1,867 1,877
1740439.PS.FTS.B, 19.8%, 3/23/25 ..... 926 929
1743657.PS.FTS.B, 20.34%, 3/23/25 .... 931 934
1744005.PS.FTS.B, 20.4%, 3/23/25 ..... 2,314 2,320
1734152.PS.FTS.B, 21.2%, 3/23/25 ..... 682 689
1740553.PS.FTS.B, 21.5%, 3/23/25 ..... 1,319 374
1740613.PS.FTS.B, 21.5%, 3/23/25 ..... 961 964
1743627.PS.FTS.B, 22.13%, 3/23/25 .... 2,955 766
1733837.PS.FTS.B, 22.6%, 3/23/25 ..... 532 537
1740631.PS.FTS.B, 22.6%, 3/23/25 ..... 658 665
1743969.PS.FTS.B, 22.6%, 3/23/25 ..... 952 962
1744029.PS.FTS.B, 22.6%, 3/23/25 ..... 1,269 1,282
1743654.PS.FTS.B, 23.4%, 3/23/25 ..... 959 969
1743645.PS.FTS.B, 24.3%, 3/23/25 ..... 968 977
1734848.PS.FTS.B, 13.3%, 3/24/25 ..... 5,779 5,713
1741714.PS.FTS.B, 13.36%, 3/24/25 .... 4,250 4,202
1744692.PS.FTS.B, 15.29%, 3/24/25 .... 7,373 7,321
1734542.PS.FTS.B, 15.8%, 3/24/25 ..... 2,231 2,221
1734809.PS.FTS.B, 16.8%, 3/24/25 ..... 1,797 1,784
1734458.PS.FTS.B, 21%, 3/24/25 ....... 625 631
1741252.PS.FTS.B, 24.95%, 3/24/25 .... 3,245 3,280
1741777.PS.FTS.B, 25.3%, 3/24/25 ..... 651 658
1735697.PS.FTS.B, 13.3%, 3/25/25 ..... 702 699
1742152.PS.FTS.B, 13.77%, 3/25/25 .... 1,775 1,764
1742521.PS.FTS.B, 14.39%, 3/25/25 .... 1,329 1,305
1739659.PS.FTS.B, 22.03%, 3/25/25 .... 1,105 1,108
1735736.PS.FTS.B, 24.99%, 3/25/25 .... 614 623
1735709.PS.FTS.B, 25.4%, 3/25/25 ..... 975 984
1733924.PS.FTS.B, 11.79%, 3/26/25 .... 1,777 1,774
1744236.PS.FTS.B, 19.8%, 3/27/25 ..... 2,225 2,232
1743310.PS.FTS.B, 15.1%, 3/28/25 ..... 2,937 2,889
1742851.PS.FTS.B, 19.5%, 3/28/25 ..... 1,305 1,292
1743232.PS.FTS.B, 19.5%, 3/28/25 ..... 3,390 3,355
1737719.PS.FTS.B, 16.2%, 3/29/25 ..... 657 650
1734161.PS.FTS.B, 19.5%, 3/30/25 ..... 224 224
1739665.PS.FTS.B, 13.5%, 3/31/25 ..... 5,690 5,633
1733825.PS.FTS.B, 15.2%, 3/31/25 ..... 3,264 3,233
1740157.PS.FTS.B, 17.8%, 3/31/25 ..... 3,364 3,371
1740166.PS.FTS.B, 22.5%, 3/31/25 ..... 2,436 2,446
1740421.PS.FTS.B, 10.5%, 4/01/25 ..... 1,876 1,851
1733510.PS.FTS.B, 13%, 4/03/25 ....... 1,602 1,579
1732979.PS.FTS.B, 12%, 4/05/25 ....... 4,463 2,765
1752543.PS.FTS.B, 18.09%, 4/05/25 .... 5,088 5,056
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1749466.PS.FTS.B, 24.4%, 4/05/25 ..... $ 1,772 $ 1,769
1750219.PS.FTS.B, 11.86%, 4/06/25 .... 3,773 3,708
1753443.PS.FTS.B, 12.5%, 4/06/25 ..... 1,096 1,083
1750243.PS.FTS.B, 15.86%, 4/06/25 .... 3,271 3,221
1742473.PS.FTS.B, 22.6%, 4/06/25 ..... 2,338 7
1750216.PS.FTS.B, 24.86%, 4/06/25 .... 704 705
1744583.PS.FTS.B, 12.02%, 4/07/25 .... 630 619
1734512.PS.FTS.B, 12.15%, 4/07/25 .... 3,786 3,752
1744388.PS.FTS.B, 13%, 4/07/25 ....... 7,638 –
1754340.PS.FTS.B, 13.5%, 4/07/25 ..... 3,196 3,149
1753815.PS.FTS.B, 18.9%, 4/07/25 ..... 3,065 3,048
1751035.PS.FTS.B, 19.41%, 4/07/25 .... 7,445 7,403
1754517.PS.FTS.B, 13.3%, 4/08/25 ..... 5,965 5,865
1745267.PS.FTS.B, 13.6%, 4/08/25 ..... 7,109 6,959
1752052.PS.FTS.B, 16.4%, 4/08/25 ..... 8,220 8,100
1744745.PS.FTS.B, 17.8%, 4/08/25 ..... 2,060 2,048
1743668.PS.FTS.B, 23.4%, 4/10/25 ..... 1,603 1,602
1745684.PS.FTS.B, 21.8%, 4/11/25 ..... 2,768 2,758
1745741.PS.FTS.B, 22.6%, 4/11/25 ..... 5,150 5,178
1755867.PS.FTS.B, 24.4%, 4/11/25 ..... 1,595 1,598
1757481.PS.FTS.B, 12.1%, 4/12/25 ..... 3,152 3,102
1750204.PS.FTS.B, 15.29%, 4/12/25 .... 4,233 4,168
1754131.PS.FTS.B, 18.26%, 4/12/25 .... 5,021 4,954
1742691.PS.FTS.B, 25.4%, 4/12/25 ..... 1,342 1,350
1738949.PS.FTS.B, 24.4%, 4/13/25 ..... 2,509 2,497
1751041.PS.FTS.B, 13.3%, 4/15/25 ..... 3,866 3,376
1753974.PS.FTS.B, 16.5%, 4/15/25 ..... 666 662
1734008.PS.FTS.B, 13.36%, 4/16/25 .... 664 655
1760856.PS.FTS.B, 22.03%, 4/18/25 .... 1,214 1,214
1762404.PS.FTS.B, 16.1%, 4/19/25 ..... 3,279 3,244
1750502.PS.FTS.B, 24.3%, 4/20/25 ..... 1,679 1,689
1741156.PS.FTS.B, 16.3%, 4/22/25 ..... 2,211 2,218
1752298.PS.FTS.B, 15.8%, 4/25/25 ..... 6,896 1,616
1752310.PS.FTS.B, 16.2%, 5/04/25 ..... 2,954 2,943
1756672.PS.FTS.B, 14.6%, 5/08/25 ..... 3,235 3,190
1740886.PS.FTS.B, 16%, 6/30/25 ....... 5,090 1,305
1627091.PS.FTS.B, 16%, 8/27/25 ....... 5,176 5,147
1743195.PS.FTS.B, 21%, 10/03/25 ...... 1,086 1,085
1714735.PS.FTS.B, 13.6%, 11/30/25 .... 4,524 2,599
1742670.PS.FTS.B, 22.6%, 1/06/26 ..... 3,718 2,569
1735376.PS.FTS.B, 19.5%, 2/25/26 ..... 11,883 –
1605548.PS.FTS.B, 12.3%, 8/16/26 ..... 6,517 6,401
1615743.PS.FTS.B, 12.3%, 8/16/26 ..... 7,382 7,240
1605551.PS.FTS.B, 18.3%, 8/16/26 ..... 6,864 6,951
1606481.PS.FTS.B, 15%, 8/17/26 ....... 5,781 5,698
1606805.PS.FTS.B, 15.5%, 8/17/26 ..... 7,929 7,814
1605848.PS.FTS.B, 19.6%, 8/17/26 ..... 2,898 2,898
1618068.PS.FTS.B, 17%, 8/19/26 ....... 11,482 259
1608413.PS.FTS.B, 17.24%, 8/20/26 .... 3,774 3,722
1618512.PS.FTS.B, 18.5%, 8/20/26 ..... 4,921 4,852
1615561.PS.FTS.B, 15%, 8/27/26 ....... 1,778 1,740
1615977.PS.FTS.B, 12.7%, 8/31/26 ..... 12,983 12,714
1633734.PS.FTS.B, 16.63%, 9/20/26 .... 1,969 1,941
1627891.PS.FTS.B, 15.1%, 9/21/26 ..... 7,999 7,899
1627885.PS.FTS.B, 15.29%, 9/21/26 .... 10,336 10,210
1628383.PS.FTS.B, 12.87%, 9/22/26 .... 3,690 3,627
1637625.PS.FTS.B, 11.6%, 9/28/26 ..... 14,481 14,135
1630147.PS.FTS.B, 14.38%, 9/30/26 .... 13,984 13,697

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1615740.PS.FTS.B, 16.63%, 10/02/26 ... $ 8,761 $ 8,606
1644863.PS.FTS.B, 9.99%, 10/26/26 .... 4,758 300
1655727.PS.FTS.B, 10.9%, 10/27/26 .... 4,152 4,065
1655355.PS.FTS.B, 12%, 10/27/26 ...... 19,516 18,992
1648957.PS.FTS.B, 14.29%, 10/27/26 ... 5,715 5,573
1645616.PS.FTS.B, 16.63%, 10/27/26 ... 5,705 5,570
1645247.PS.FTS.B, 17.1%, 10/27/26 .... 7,493 7,463
1655334.PS.FTS.B, 25.67%, 10/27/26 ... 3,828 3,913
1656210.PS.FTS.B, 9.45%, 10/28/26 .... 19,161 18,658
1646063.PS.FTS.B, 12.62%, 10/28/26 ... 5,614 5,464
1656189.PS.FTS.B, 13.7%, 10/28/26 .... 6,815 6,648
1656201.PS.FTS.B, 14.68%, 10/28/26 ... 2,008 1,954
1647056.PS.FTS.B, 13.7%, 10/29/26 .... 3,124 3,048
1647023.PS.FTS.B, 16.33%, 10/29/26 ... 14,599 14,242
1647155.PS.FTS.B, 18.48%, 10/29/26 ... 14,592 14,621
1657104.PS.FTS.B, 10.4%, 10/30/26 .... 13,701 13,341
1650974.PS.FTS.B, 11.1%, 11/05/26 ..... 8,296 8,089
1660968.PS.FTS.B, 11.89%, 11/05/26 .... 6,140 5,986
1648693.PS.FTS.B, 12.7%, 11/05/26 .... 9,336 9,085
1650971.PS.FTS.B, 12.87%, 11/05/26 .... 14,349 14,008
1651400.PS.FTS.B, 13.13%, 11/05/26 .... 10,068 499
1650992.PS.FTS.B, 14.53%, 11/05/26 .... 1,718 1,677
1651085.PS.FTS.B, 25.6%, 11/05/26 .... 2,867 2,953
1651808.PS.FTS.B, 11.2%, 11/08/26 ..... 2,762 2,699
1664808.PS.FTS.B, 11.6%, 11/08/26 ..... 6,660 6,507
1665174.PS.FTS.B, 12.5%, 11/08/26 .... 22,419 21,902
1658098.PS.FTS.B, 12.62%, 11/08/26 .... 11,327 11,051
1658134.PS.FTS.B, 13.6%, 11/08/26 .... 2,728 2,675
1651829.PS.FTS.B, 16.33%, 11/08/26 .... 1,049 1,027
1653347.PS.FTS.B, 10.8%, 11/09/26 .... 5,501 5,376
1666392.PS.FTS.B, 11.2%, 11/09/26 ..... 3,316 3,240
1649497.PS.FTS.B, 12.8%, 11/10/26 .... 14,737 14,343
1651412.PS.FTS.B, 13.6%, 11/11/26 ..... 14,247 13,936
1652735.PS.FTS.B, 10.8%, 11/16/26 .... 3,860 3,767
1654997.PS.FTS.B, 16%, 11/16/26 ...... 5,768 5,819
1657068.PS.FTS.B, 21.9%, 11/22/26 .... 9,666 9,938
1654297.PS.FTS.B, 13.3%, 11/28/26 .... 8,101 7,907
1654979.PS.FTS.B, 11.1%, 12/05/26 .... 3,891 3,799
1685577.PS.FTS.B, 28.23%, 12/14/26 ... 10,017 10,325
1685967.PS.FTS.B, 11.5%, 12/15/26 .... 7,995 7,802
1685937.PS.FTS.B, 15.5%, 12/15/26 .... 1,976 91
1679512.PS.FTS.B, 15.7%, 12/15/26 .... 11,927 11,683
1685961.PS.FTS.B, 18.48%, 12/15/26 ... 9,191 9,242
1686345.PS.FTS.B, 23%, 12/15/26 ...... 6,495 6,712
1679056.PS.FTS.B, 26.13%, 12/15/26 ... 560 559
1673528.PS.FTS.B, 19%, 12/16/26 ...... 15,395 15,486
1674203.PS.FTS.B, 10.8%, 12/17/26 .... 3,305 3,256
1680745.PS.FTS.B, 13.3%, 12/17/26 .... 6,848 6,726
1687770.PS.FTS.B, 14.29%, 12/17/26 ... 8,819 8,646
1687689.PS.FTS.B, 16%, 12/17/26 ...... 9,570 9,637
1674248.PS.FTS.B, 16.5%, 12/17/26 .... 12,061 11,821
1654303.PS.FTS.B, 21.18%, 12/18/26 ... 6,560 6,550
1688382.PS.FTS.B, 10.29%, 12/20/26 ... 8,457 8,262
1685184.PS.FTS.B, 12.4%, 12/25/26 .... 8,700 8,488
1685808.PS.FTS.B, 18.33%, 12/29/26 ... 15,896 15,963
1676078.PS.FTS.B, 10.7%, 12/30/26 .... 6,432 6,275
1691244.PS.FTS.B, 14.7%, 12/31/26 .... 7,922 7,771
1681009.PS.FTS.B, 13.5%, 1/04/27 ..... 4,545 4,454
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1679959.PS.FTS.B, 12.32%, 1/09/27 .... $ 3,452 $ 1,779
1687871.PS.FTS.B, 12.7%, 1/12/27 ..... 16,049 15,650
1693777.PS.FTS.B, 13.41%, 1/12/27 .... 2,403 2,349
1688213.PS.FTS.B, 15.03%, 1/12/27 .... 4,865 4,764
1693816.PS.FTS.B, 15.7%, 1/12/27 ..... 4,897 4,795
1688252.PS.FTS.B, 16.33%, 1/12/27 .... 1,971 1,929
1701030.PS.FTS.B, 18.25%, 1/12/27 .... 15,674 15,756
1687862.PS.FTS.B, 21.09%, 1/12/27 .... 4,540 4,678
1694182.PS.FTS.B, 21.18%, 1/12/27 .... 2,253 2,263
1688234.PS.FTS.B, 25.6%, 1/12/27 ..... 2,672 2,758
1701831.PS.FTS.B, 12.3%, 1/13/27 ..... 5,920 5,775
1701273.PS.FTS.B, 14.68%, 1/13/27 .... 12,123 11,821
1688576.PS.FTS.B, 18.48%, 1/13/27 .... 6,911 6,950
1701837.PS.FTS.B, 18.48%, 1/13/27 .... 6,283 6,319
1689002.PS.FTS.B, 19.23%, 1/13/27 .... 3,795 3,817
1701810.PS.FTS.B, 21.18%, 1/13/27 .... 7,080 7,116
1689590.PS.FTS.B, 11.4%, 1/14/27 ..... 3,520 3,435
1695235.PS.FTS.B, 12.24%, 1/14/27 .... 7,100 6,960
1702224.PS.FTS.B, 14.68%, 1/14/27 .... 9,011 8,789
1695712.PS.FTS.B, 27.4%, 1/14/27 ..... 1,694 1,750
1701330.PS.FTS.B, 16.1%, 1/15/27 ..... 6,154 6,173
1703238.PS.FTS.B, 22.9%, 1/18/27 ..... 2,287 2,370
1698271.PS.FTS.B, 11.5%, 1/19/27 ..... 7,047 6,883
1692950.PS.FTS.B, 9.81%, 1/20/27 ..... 9,810 9,586
1692617.PS.FTS.B, 12.2%, 1/20/27 ..... 7,097 6,933
1701660.PS.FTS.B, 11.2%, 1/27/27 ..... 6,063 5,897
1700619.PS.FTS.B, 10.53%, 2/05/27 .... 14,616 14,235
1707623.PS.FTS.B, 12.9%, 2/14/27 ..... 21,400 20,863
1714342.PS.FTS.B, 13.4%, 2/14/27 ..... 3,686 3,593
1714327.PS.FTS.B, 17.37%, 2/14/27 .... 15,466 15,544
1707812.PS.FTS.B, 11.2%, 2/15/27 ..... 2,706 2,639
1714540.PS.FTS.B, 11.2%, 2/15/27 ..... 10,826 10,557
1707839.PS.FTS.B, 11.79%, 2/15/27 .... 12,098 11,798
1708667.PS.FTS.B, 12.3%, 2/15/27 ..... 21,277 20,748
1708139.PS.FTS.B, 15.2%, 2/15/27 ..... 15,480 15,158
1708757.PS.FTS.B, 15.29%, 2/15/27 .... 16,884 16,535
1709063.PS.FTS.B, 16.7%, 2/15/27 ..... 7,158 7,009
1714495.PS.FTS.B, 19%, 2/15/27 ....... 16,162 16,253
1708634.PS.FTS.B, 15%, 2/21/27 ....... 10,958 10,709
1709645.PS.FTS.B, 9.27%, 2/28/27 ..... 21,313 20,731
1710641.PS.FTS.B, 13.2%, 2/28/27 ..... 12,885 12,583
1722529.PS.FTS.B, 19%, 3/12/27 ....... 16,824 16,689
1733471.PS.FTS.B, 10.44%, 3/22/27 .... 13,626 13,270
1732976.PS.FTS.B, 10.53%, 3/22/27 .... 9,077 8,852
1740175.PS.FTS.B, 10.7%, 3/22/27 ..... 3,692 3,596
1732943.PS.FTS.B, 11.5%, 3/22/27 ..... 4,388 557
1740124.PS.FTS.B, 11.61%, 3/22/27 .... 11,176 10,883
1733513.PS.FTS.B, 11.7%, 3/22/27 ..... 7,133 6,956
1732970.PS.FTS.B, 11.79%, 3/22/27 .... 6,220 6,057
1732922.PS.FTS.B, 12.9%, 3/22/27 ..... 20,742 20,197
1733459.PS.FTS.B, 13.7%, 3/22/27 ..... 16,371 15,838
1742640.PS.FTS.B, 14.39%, 3/22/27 .... 13,383 13,081
1742679.PS.FTS.B, 15.2%, 3/22/27 ..... 1,628 1,600
1742682.PS.FTS.B, 16.33%, 3/22/27 .... 8,100 7,915
1742649.PS.FTS.B, 16.8%, 3/22/27 ..... 13,026 12,728
1740148.PS.FTS.B, 18.33%, 3/22/27 .... 9,901 9,929
1739653.PS.FTS.B, 18.48%, 3/22/27 .... 13,218 13,255
1733495.PS.FTS.B, 21.69%, 3/22/27 .... 10,184 10,514

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1733480.PS.FTS.B, 24.03%, 3/22/27 .... $ 3,590 $ 3,603
1734128.PS.FTS.B, 10.08%, 3/23/27 .... 6,295 6,088
1743894.PS.FTS.B, 10.29%, 3/23/27 .... 24,521 23,886
1743546.PS.FTS.B, 10.5%, 3/23/27 ..... 9,452 9,141
1744077.PS.FTS.B, 10.8%, 3/23/27 ..... 7,322 403
1744092.PS.FTS.B, 10.8%, 3/23/27 ..... 5,237 5,101
1734281.PS.FTS.B, 11.4%, 3/23/27 ..... 6,506 6,337
1740508.PS.FTS.B, 11.6%, 3/23/27 ..... 4,834 4,714
1740955.PS.FTS.B, 11.79%, 3/23/27 .... 15,549 15,145
1733702.PS.FTS.B, 11.89%, 3/23/27 .... 3,026 2,951
1733807.PS.FTS.B, 12.32%, 3/23/27 .... 7,501 7,306
1734272.PS.FTS.B, 13.08%, 3/23/27 .... 9,730 9,492
1743561.PS.FTS.B, 13.4%, 3/23/27 ..... 13,576 1,741
1740880.PS.FTS.B, 13.5%, 3/23/27 ..... 7,223 6,987
1734077.PS.FTS.B, 14%, 3/23/27 ....... 4,953 4,843
1740496.PS.FTS.B, 14.19%, 3/23/27 .... 6,078 5,947
1733816.PS.FTS.B, 15.1%, 3/23/27 ..... 12,775 12,517
1734278.PS.FTS.B, 15.2%, 3/23/27 ..... 6,420 6,277
1740958.PS.FTS.B, 15.8%, 3/23/27 ..... 16,138 15,776
1744071.PS.FTS.B, 16.33%, 3/23/27 .... 9,228 8,921
1743348.PS.FTS.B, 16.43%, 3/23/27 .... 14,801 14,856
1740997.PS.FTS.B, 16.8%, 3/23/27 ..... 13,026 12,732
1744065.PS.FTS.B, 16.8%, 3/23/27 ..... 14,476 3,387
1733993.PS.FTS.B, 17.2%, 3/23/27 ..... 8,028 7,931
1743540.PS.FTS.B, 17.29%, 3/23/27 .... 11,084 11,161
1743573.PS.FTS.B, 18.78%, 3/23/27 .... 6,295 6,315
1741006.PS.FTS.B, 19%, 3/23/27 ....... 4,647 4,662
1741000.PS.FTS.B, 25.67%, 3/23/27 .... 10,374 10,743
1740316.PS.FTS.B, 28.23%, 3/23/27 .... 7,141 7,366
1741357.PS.FTS.B, 10.5%, 3/24/27 ..... 4,300 4,189
1734563.PS.FTS.B, 11.2%, 3/24/27 ..... 9,586 9,339
1734560.PS.FTS.B, 13.5%, 3/24/27 ..... 15,796 15,451
1744257.PS.FTS.B, 14%, 3/24/27 ....... 2,733 2,678
1744611.PS.FTS.B, 14.38%, 3/24/27 .... 4,392 4,342
1744812.PS.FTS.B, 14.7%, 3/24/27 ..... 11,810 11,566
1744299.PS.FTS.B, 15%, 3/24/27 ....... 5,768 5,641
1744656.PS.FTS.B, 15%, 3/24/27 ....... 7,999 7,840
1741336.PS.FTS.B, 25.9%, 3/24/27 ..... 5,081 5,238
1742146.PS.FTS.B, 10.7%, 3/25/27 ..... 5,539 5,398
1735664.PS.FTS.B, 14%, 3/25/27 ....... 15,875 15,533
1743180.PS.FTS.B, 11.2%, 3/27/27 ..... 9,541 9,275
1735826.PS.FTS.B, 13.19%, 3/27/27 .... 15,501 14,960
1743544.PS.FTS.B, 16.4%, 3/28/27 ..... 23,249 22,490
1736876.PS.FTS.B, 19.3%, 3/29/27 ..... 6,805 6,728
1747200.PS.FTS.B, 27.4%, 3/29/27 ..... 8,684 8,811
1740187.PS.FTS.B, 15.1%, 4/01/27 ..... 3,303 3,221
1749478.PS.FTS.B, 11.5%, 4/05/27 ..... 5,010 4,872
1749460.PS.FTS.B, 11.7%, 4/05/27 ..... 4,460 4,322
1752540.PS.FTS.B, 11.7%, 4/05/27 ..... 12,742 12,347
1742810.PS.FTS.B, 16.7%, 4/05/27 ..... 2,663 2,583
1741168.PS.FTS.B, 18.93%, 4/05/27 .... 16,642 561
1743101.PS.FTS.B, 10.5%, 4/06/27 ..... 2,520 2,443
1743137.PS.FTS.B, 10.5%, 4/06/27 ..... 12,601 12,215
1743134.PS.FTS.B, 13.3%, 4/06/27 ..... 12,584 5,351
1753416.PS.FTS.B, 13.6%, 4/06/27 ..... 7,181 6,980
1752909.PS.FTS.B, 14.68%, 4/06/27 .... 6,349 6,161
1743125.PS.FTS.B, 14.7%, 4/06/27 ..... 13,089 12,702
1752906.PS.FTS.B, 16.33%, 4/06/27 .... 9,292 9,015
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1750213.PS.FTS.B, 25.6%, 4/06/27 ..... $ 1,469 $ 1,494
1750876.PS.FTS.B, 10.29%, 4/07/27 .... 22,009 21,340
1744037.PS.FTS.B, 10.5%, 4/07/27 ..... 9,451 9,163
1744580.PS.FTS.B, 11.2%, 4/07/27 ..... 5,707 5,534
1750624.PS.FTS.B, 11.2%, 4/07/27 ..... 6,903 –
1744538.PS.FTS.B, 11.7%, 4/07/27 ..... 13,528 13,116
1753818.PS.FTS.B, 11.7%, 4/07/27 ..... 9,556 9,265
1744571.PS.FTS.B, 12%, 4/07/27 ....... 6,388 6,193
1750606.PS.FTS.B, 12%, 4/07/27 ....... 5,769 5,603
1744541.PS.FTS.B, 12.2%, 4/07/27 ..... 22,400 21,716
1753842.PS.FTS.B, 12.2%, 4/07/27 ..... 6,400 6,204
1754325.PS.FTS.B, 12.2%, 4/07/27 ..... 22,400 21,716
1754328.PS.FTS.B, 13.1%, 4/07/27 ..... 6,251 6,068
1744715.PS.FTS.B, 13.3%, 4/07/27 ..... 20,361 19,769
1744277.PS.FTS.B, 14.39%, 4/07/27 .... 6,526 6,336
1744553.PS.FTS.B, 14.53%, 4/07/27 .... 6,499 6,307
1753656.PS.FTS.B, 14.6%, 4/07/27 ..... 16,346 15,869
1751044.PS.FTS.B, 14.7%, 4/07/27 ..... 16,360 15,882
1744559.PS.FTS.B, 14.89%, 4/07/27 .... 6,555 6,363
1751047.PS.FTS.B, 19.3%, 4/07/27 ..... 16,870 16,806
1750600.PS.FTS.B, 23%, 4/07/27 ....... 9,925 10,134
1755057.PS.FTS.B, 11.2%, 4/08/27 ..... 24,907 9,213
1745642.PS.FTS.B, 12%, 4/08/27 ....... 6,600 3,376
1755147.PS.FTS.B, 12.6%, 4/08/27 ..... 9,585 9,306
1751995.PS.FTS.B, 15.62%, 4/08/27 .... 9,803 9,539
1755237.PS.FTS.B, 16.02%, 4/08/27 .... 7,612 7,567
1744907.PS.FTS.B, 17.59%, 4/08/27 .... 1,674 1,669
1744880.PS.FTS.B, 19%, 4/08/27 ....... 10,179 10,113
1755429.PS.FTS.B, 10.5%, 4/11/27 ..... 6,301 6,114
1755984.PS.FTS.B, 11.2%, 4/11/27 ...... 4,439 4,308
1755501.PS.FTS.B, 11.89%, 4/11/27 ..... 6,063 5,883
1755927.PS.FTS.B, 11.89%, 4/11/27 ..... 5,744 5,574
1752289.PS.FTS.B, 16.5%, 4/11/27 ..... 13,293 12,919
1746119.PS.FTS.B, 18.13%, 4/11/27 ..... 7,075 6,875
1747364.PS.FTS.B, 11.16%, 4/12/27 .... 9,500 78
1750198.PS.FTS.B, 11.99%, 4/12/27 .... 10,205 9,908
1752915.PS.FTS.B, 12.5%, 4/12/27 ..... 16,092 15,598
1757922.PS.FTS.B, 14.67%, 4/13/27 .... 6,542 6,365
1743234.PS.FTS.B, 17.23%, 4/14/27 .... 6,238 –
1749839.PS.FTS.B, 25.6%, 4/14/27 ..... 10,710 10,973
1733504.PS.FTS.B, 11.6%, 4/15/27 ..... 8,361 8,129
1750612.PS.FTS.B, 11.79%, 4/15/27 .... 8,928 8,656
1749974.PS.FTS.B, 23.31%, 4/15/27 .... 4,644 4,761
1734263.PS.FTS.B, 16.33%, 4/16/27 .... 13,455 13,128
1734857.PS.FTS.B, 10.5%, 4/17/27 ..... 1,906 1,854
1750927.PS.FTS.B, 11.4%, 4/17/27 ..... 8,301 8,049
1750621.PS.FTS.B, 17.37%, 4/17/27 .... 6,749 6,706
1744034.PS.FTS.B, 19%, 4/17/27 ....... 7,738 7,696
1749754.PS.FTS.B, 25.9%, 4/17/27 ..... 7,616 6,674
1742819.PS.FTS.B, 11.7%, 4/19/27 ..... 8,034 7,786
1762974.PS.FTS.B, 11.2%, 4/20/27 ..... 4,505 4,381
1744568.PS.FTS.B, 12%, 4/20/27 ....... 7,703 7,469
1754278.PS.FTS.B, 24.42%, 4/20/27 .... 7,207 7,264
1739641.PS.FTS.B, 14.7%, 4/21/27 ..... 9,966 9,723
1747212.PS.FTS.B, 13.48%, 4/22/27 .... 16,423 15,894
1744227.PS.FTS.B, 16%, 4/22/27 ....... 12,573 12,361
1734284.PS.FTS.B, 16.9%, 4/22/27 ..... 1,353 1,355
1744730.PS.FTS.B, 16.02%, 4/24/27 .... 6,026 5,989

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1752903.PS.FTS.B, 21.18%, 4/30/27 .... $ 16,966 $ 16,737
1743944.PS.FTS.B, 24.2%, 4/30/27 ..... 2,968 3,012
1760306.PS.FTS.B, 22.5%, 5/06/27 ..... 5,598 5,688
1750849.PS.FTS.B, 16.64%, 5/15/27 .... 684 677
1744574.PS.FTS.B, 19%, 7/07/27 ....... 2,312 2,303
1651397.PS.FTS.B, 18.33%, 8/15/27 .... 15,806 7,415
1739848.PS.FTS.B, 21.9%, 9/22/27 ..... 5,989 6,100
1685217.PS.FTS.B, 10.5%, 10/03/27 .... 17,272 7,453
1660965.PS.FTS.B, 14.29%, 10/29/27 ... 12,280 11,795
1743143.PS.FTS.B, 14.68%, 10/31/27 ... 4,550 2,260
1678714.PS.FTS.B, 25.2%, 11/14/27 .... 11,896 12,239
1755876.PS.FTS.B, 19.3%, 3/15/28 ..... 13,030 10,769
2,544,687
Upgrade, Inc. - Card
992077860.UG.FTS.B, 29.49%, 7/23/24 .. 20 21
992205418.UG.FTS.B, 26.44%, 9/03/24 .. 18 7
992298353.UG.FTS.B, 29.48%, 9/13/24 .. 347 52
992340795.UG.FTS.B, 29.49%, 9/18/24 .. 85 87
992065171.UG.FTS.B, 29.49%, 10/07/24 . 114 46
992308240.UG.FTS.B, 29.49%, 10/14/24 . 79 6
992367548.UG.FTS.B, 29.45%, 10/20/24 . 29 30
992179184.UG.FTS.B, 19.8%, 12/30/24 .. 57 16
991953930.UG.FTS.B, 29.49%, 1/06/25 .. 30 27
992078704.UG.FTS.B, 29.49%, 1/23/25 .. 21 19
992146186.UG.FTS.B, 28.48%, 2/08/25 .. 60 22
992082784.UG.FTS.B, 29.49%, 2/08/25 .. 65 57
992521854.UG.FTS.B, 28.98%, 2/20/25 .. 42 43
992456807.UG.FTS.B, 29.49%, 2/20/25 .. 93 7
991848979.UG.FTS.B, 19.21%, 2/23/25 .. 4 4
992099081.UG.FTS.B, 19.99%, 2/23/25 .. 432 447
991898820.UG.FTS.B, 20.46%, 2/23/25 .. 109 111
991850018.UG.FTS.B, 28.98%, 2/23/25 .. 24 24
991850458.UG.FTS.B, 28.98%, 2/23/25 .. 147 149
991855922.UG.FTS.B, 28.98%, 2/23/25 .. 310 21
991857540.UG.FTS.B, 28.98%, 2/23/25 .. 148 153
991862467.UG.FTS.B, 28.98%, 2/23/25 .. 76 79
991883597.UG.FTS.B, 28.98%, 2/23/25 .. 43 44
991885208.UG.FTS.B, 28.98%, 2/23/25 .. 94 95
991947006.UG.FTS.B, 28.98%, 2/23/25 .. 316 22
991964351.UG.FTS.B, 28.98%, 2/23/25 .. 296 307
991979851.UG.FTS.B, 28.98%, 2/23/25 .. 161 166
992080455.UG.FTS.B, 28.98%, 2/23/25 .. 70 72
991847993.UG.FTS.B, 29.49%, 2/23/25 .. 5 5
991858389.UG.FTS.B, 29.49%, 2/23/25 .. 22 22
991859751.UG.FTS.B, 29.49%, 2/23/25 .. 62 63
991898313.UG.FTS.B, 29.49%, 2/23/25 .. 18 19
991990365.UG.FTS.B, 29.49%, 2/23/25 .. 53 4
992055313.UG.FTS.B, 29.49%, 2/23/25 .. 86 89
992100429.UG.FTS.B, 29.49%, 2/23/25 .. 122 123
992103021.UG.FTS.B, 29.49%, 2/23/25 .. 265 274
992095631.UG.FTS.B, 15%, 2/24/25 ..... 39 39
992022838.UG.FTS.B, 19.99%, 2/24/25 .. 62 63
991881531.UG.FTS.B, 28.98%, 2/24/25 .. 66 69
991950991.UG.FTS.B, 28.98%, 2/24/25 .. 128 132
992070983.UG.FTS.B, 28.98%, 2/24/25 .. 147 150
991856323.UG.FTS.B, 29.49%, 2/24/25 .. 362 370
991857701.UG.FTS.B, 29.49%, 2/24/25 .. 208 216
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991864922.UG.FTS.B, 29.49%, 2/24/25 .. $ 1 $ 1
992017493.UG.FTS.B, 29.49%, 2/24/25 .. 71 74
992102508.UG.FTS.B, 19.21%, 2/25/25 .. 156 158
992101988.UG.FTS.B, 19.8%, 2/25/25 ... 550 560
992062353.UG.FTS.B, 20.46%, 2/25/25 .. 31 32
991885747.UG.FTS.B, 28.98%, 2/25/25 .. 210 219
991918949.UG.FTS.B, 28.98%, 2/25/25 .. 140 143
991930137.UG.FTS.B, 29.49%, 2/25/25 .. 34 35
992099082.UG.FTS.B, 29.49%, 2/25/25 .. 610 634
991953301.UG.FTS.B, 16.99%, 3/04/25 .. 248 249
991901307.UG.FTS.B, 17.97%, 3/04/25 .. 27 27
992003521.UG.FTS.B, 17.99%, 3/04/25 .. 169 55
991972238.UG.FTS.B, 15.97%, 3/05/25 .. 95 95
992030620.UG.FTS.B, 17.99%, 3/05/25 .. 52 52
992082342.UG.FTS.B, 17.99%, 3/05/25 .. 60 61
992176129.UG.FTS.B, 14.97%, 3/06/25 .. 202 205
991934175.UG.FTS.B, 15%, 3/06/25 ..... 143 145
991965195.UG.FTS.B, 16.99%, 3/06/25 .. 78 80
991976215.UG.FTS.B, 16.99%, 3/06/25 .. 241 245
991992407.UG.FTS.B, 16.99%, 3/06/25 .. 43 43
991932344.UG.FTS.B, 17.97%, 3/06/25 .. 28 29
991964363.UG.FTS.B, 17.97%, 3/06/25 .. 59 60
992007661.UG.FTS.B, 17.99%, 3/06/25 .. 306 311
992104600.UG.FTS.B, 17.99%, 3/06/25 .. 325 330
991960077.UG.FTS.B, 19.99%, 3/06/25 .. 22 22
991955582.UG.FTS.B, 29.46%, 3/06/25 .. 12 12
992138560.UG.FTS.B, 29.47%, 3/06/25 .. 12 12
991948233.UG.FTS.B, 29.49%, 3/06/25 .. 25 25
992001551.UG.FTS.B, 29.49%, 3/06/25 .. 5 5
992092422.UG.FTS.B, 15.97%, 3/07/25 .. 232 236
992148536.UG.FTS.B, 16.99%, 3/07/25 .. 61 61
992024120.UG.FTS.B, 17.99%, 3/07/25 .. 64 65
991991290.UG.FTS.B, 29.47%, 3/07/25 .. 12 12
992067831.UG.FTS.B, 16.99%, 3/08/25 .. 46 47
992054524.UG.FTS.B, 17.99%, 3/08/25 .. 273 275
992120582.UG.FTS.B, 19.99%, 3/08/25 .. 9 9
992148579.UG.FTS.B, 27.95%, 3/08/25 .. 28 29
992023183.UG.FTS.B, 28.98%, 3/08/25 .. 20 21
992025712.UG.FTS.B, 28.98%, 3/08/25 .. 8 8
992058166.UG.FTS.B, 28.98%, 3/08/25 .. 16 16
992134748.UG.FTS.B, 28.98%, 3/08/25 .. 8 8
992157584.UG.FTS.B, 28.98%, 3/08/25 .. 600 192
992226073.UG.FTS.B, 28.98%, 3/08/25 .. 18 19
992239900.UG.FTS.B, 28.98%, 3/08/25 .. 5 5
992027450.UG.FTS.B, 29.45%, 3/08/25 .. 12 12
991967022.UG.FTS.B, 29.49%, 3/08/25 .. 10 10
992040296.UG.FTS.B, 29.49%, 3/08/25 .. 21 22
992043880.UG.FTS.B, 29.49%, 3/08/25 .. 26 27
992176883.UG.FTS.B, 29.49%, 3/08/25 .. 8 8
992179156.UG.FTS.B, 29.49%, 3/08/25 .. 2 2
991962073.UG.FTS.B, 15.97%, 3/09/25 .. 200 203
992045994.UG.FTS.B, 15.97%, 3/09/25 .. 101 102
992093111.UG.FTS.B, 15.97%, 3/09/25 .. 10 10
992088368.UG.FTS.B, 17.99%, 3/09/25 .. 67 68
992158284.UG.FTS.B, 17.99%, 3/09/25 .. 211 215
992185435.UG.FTS.B, 17.99%, 3/09/25 .. 689 698
991951113.UG.FTS.B, 19.99%, 3/09/25 .. 563 578
992214049.UG.FTS.B, 19.99%, 3/09/25 .. 44 45

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991990538.UG.FTS.B, 27.95%, 3/09/25 .. $ 1 $ 1
992221115.UG.FTS.B, 27.99%, 3/09/25 .. 68 70
991946846.UG.FTS.B, 28.98%, 3/09/25 .. 357 1
991946853.UG.FTS.B, 28.98%, 3/09/25 .. 112 112
991947597.UG.FTS.B, 28.98%, 3/09/25 .. 199 14
991951985.UG.FTS.B, 28.98%, 3/09/25 .. 425 140
991958281.UG.FTS.B, 28.98%, 3/09/25 .. 387 395
991961425.UG.FTS.B, 28.98%, 3/09/25 .. 202 209
991990987.UG.FTS.B, 28.98%, 3/09/25 .. 486 503
991992864.UG.FTS.B, 28.98%, 3/09/25 .. 173 177
992009447.UG.FTS.B, 28.98%, 3/09/25 .. 90 92
992010855.UG.FTS.B, 28.98%, 3/09/25 .. 1,551 1,592
992051684.UG.FTS.B, 28.98%, 3/09/25 .. 124 128
992072527.UG.FTS.B, 28.98%, 3/09/25 .. 16 16
992085211.UG.FTS.B, 28.98%, 3/09/25 .. 214 219
992087976.UG.FTS.B, 28.98%, 3/09/25 .. 18 19
992151456.UG.FTS.B, 28.98%, 3/09/25 .. 18 18
992151766.UG.FTS.B, 28.98%, 3/09/25 .. 4 4
992211701.UG.FTS.B, 28.98%, 3/09/25 .. 84 87
991989181.UG.FTS.B, 29.46%, 3/09/25 .. 18 1
992221812.UG.FTS.B, 29.46%, 3/09/25 .. 71 73
992226909.UG.FTS.B, 29.48%, 3/09/25 .. 33 33
991949833.UG.FTS.B, 29.49%, 3/09/25 .. 38 38
991951547.UG.FTS.B, 29.49%, 3/09/25 .. 54 55
991954696.UG.FTS.B, 29.49%, 3/09/25 .. 68 70
991980308.UG.FTS.B, 29.49%, 3/09/25 .. 82 83
991983473.UG.FTS.B, 29.49%, 3/09/25 .. 446 30
991998692.UG.FTS.B, 29.49%, 3/09/25 .. 677 698
992059724.UG.FTS.B, 29.49%, 3/09/25 .. 37 37
992088547.UG.FTS.B, 29.49%, 3/09/25 .. 6 6
992132486.UG.FTS.B, 29.49%, 3/09/25 .. 4 4
992147169.UG.FTS.B, 29.49%, 3/09/25 .. 8 8
992147400.UG.FTS.B, 29.49%, 3/09/25 .. 34 35
992205759.UG.FTS.B, 29.49%, 3/09/25 .. 6 6
992212611.UG.FTS.B, 29.49%, 3/09/25 .. 163 167
991997245.UG.FTS.B, 19.99%, 3/10/25 .. 78 80
992032415.UG.FTS.B, 19.99%, 3/10/25 .. 292 23
991957178.UG.FTS.B, 28.98%, 3/10/25 .. 160 164
991958934.UG.FTS.B, 28.98%, 3/10/25 .. 88 91
991968026.UG.FTS.B, 28.98%, 3/10/25 .. 425 436
991974510.UG.FTS.B, 28.98%, 3/10/25 .. 160 164
992033842.UG.FTS.B, 28.98%, 3/10/25 .. 102 105
992060387.UG.FTS.B, 28.98%, 3/10/25 .. 108 111
992229139.UG.FTS.B, 28.98%, 3/10/25 .. 847 856
992234778.UG.FTS.B, 28.98%, 3/10/25 .. 86 –
992061277.UG.FTS.B, 29.46%, 3/10/25 .. 211 217
991959464.UG.FTS.B, 29.47%, 3/10/25 .. 233 239
991954960.UG.FTS.B, 29.49%, 3/10/25 .. 120 122
991957562.UG.FTS.B, 29.49%, 3/10/25 .. 67 69
991960347.UG.FTS.B, 29.49%, 3/10/25 .. 93 94
991972068.UG.FTS.B, 29.49%, 3/10/25 .. 125 129
991972794.UG.FTS.B, 29.49%, 3/10/25 .. 608 41
991986855.UG.FTS.B, 29.49%, 3/10/25 .. 50 52
991986924.UG.FTS.B, 29.49%, 3/10/25 .. 63 65
991987090.UG.FTS.B, 29.49%, 3/10/25 .. 164 11
992084912.UG.FTS.B, 29.49%, 3/10/25 .. 452 465
992222709.UG.FTS.B, 29.49%, 3/10/25 .. 49 50
992229344.UG.FTS.B, 29.49%, 3/10/25 .. 114 115
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991968447.UG.FTS.B, 19.99%, 3/11/25 .. $ 285 $ 288
991968635.UG.FTS.B, 19.99%, 3/11/25 .. 581 597
992026254.UG.FTS.B, 19.99%, 3/11/25 .. 162 163
992028614.UG.FTS.B, 19.99%, 3/11/25 .. 72 74
992029328.UG.FTS.B, 19.99%, 3/11/25 .. 56 18
992049367.UG.FTS.B, 19.99%, 3/11/25 .. 77 79
992119841.UG.FTS.B, 19.99%, 3/11/25 .. 43 45
992156714.UG.FTS.B, 19.99%, 3/11/25 .. 4 4
992159439.UG.FTS.B, 19.99%, 3/11/25 .. 250 83
992172074.UG.FTS.B, 19.99%, 3/11/25 .. 174 176
992208823.UG.FTS.B, 19.99%, 3/11/25 .. 28 29
992238523.UG.FTS.B, 19.99%, 3/11/25 .. 430 –
992244571.UG.FTS.B, 19.99%, 3/11/25 .. 84 86
991977566.UG.FTS.B, 27.95%, 3/11/25 .. 72 13
991981186.UG.FTS.B, 27.95%, 3/11/25 .. 73 76
991971937.UG.FTS.B, 27.99%, 3/11/25 .. 66 67
992004287.UG.FTS.B, 27.99%, 3/11/25 .. 31 31
992027907.UG.FTS.B, 27.99%, 3/11/25 .. 7 7
992048043.UG.FTS.B, 27.99%, 3/11/25 .. 37 38
992145143.UG.FTS.B, 27.99%, 3/11/25 .. 135 9
991967251.UG.FTS.B, 28.98%, 3/11/25 .. 22 23
991968741.UG.FTS.B, 28.98%, 3/11/25 .. 59 30
991969940.UG.FTS.B, 28.98%, 3/11/25 .. 52 53
991970346.UG.FTS.B, 28.98%, 3/11/25 .. 321 332
991971916.UG.FTS.B, 28.98%, 3/11/25 .. 85 87
991972362.UG.FTS.B, 28.98%, 3/11/25 .. 96 99
991974107.UG.FTS.B, 28.98%, 3/11/25 .. 59 61
991974854.UG.FTS.B, 28.98%, 3/11/25 .. 894 919
991975165.UG.FTS.B, 28.98%, 3/11/25 .. 58 59
991978841.UG.FTS.B, 28.98%, 3/11/25 .. 192 60
991978961.UG.FTS.B, 28.98%, 3/11/25 .. 22 22
991980616.UG.FTS.B, 28.98%, 3/11/25 .. 130 132
991980716.UG.FTS.B, 28.98%, 3/11/25 .. 411 425
991981032.UG.FTS.B, 28.98%, 3/11/25 .. 53 –
991982793.UG.FTS.B, 28.98%, 3/11/25 .. 41 –
991984407.UG.FTS.B, 28.98%, 3/11/25 .. 1 1
991989952.UG.FTS.B, 28.98%, 3/11/25 .. 121 50
991995958.UG.FTS.B, 28.98%, 3/11/25 .. 73 74
991997912.UG.FTS.B, 28.98%, 3/11/25 .. 287 295
991999549.UG.FTS.B, 28.98%, 3/11/25 .. 171 177
992000896.UG.FTS.B, 28.98%, 3/11/25 .. 87 88
992011471.UG.FTS.B, 28.98%, 3/11/25 .. 307 315
992016038.UG.FTS.B, 28.98%, 3/11/25 .. 68 69
992016258.UG.FTS.B, 28.98%, 3/11/25 .. 209 215
992023534.UG.FTS.B, 28.98%, 3/11/25 .. 17 18
992037045.UG.FTS.B, 28.98%, 3/11/25 .. 199 202
992037522.UG.FTS.B, 28.98%, 3/11/25 .. 87 88
992040822.UG.FTS.B, 28.98%, 3/11/25 .. 382 395
992047309.UG.FTS.B, 28.98%, 3/11/25 .. 508 525
992047615.UG.FTS.B, 28.98%, 3/11/25 .. 719 61
992053296.UG.FTS.B, 28.98%, 3/11/25 .. 229 235
992058151.UG.FTS.B, 28.98%, 3/11/25 .. 70 70
992058413.UG.FTS.B, 28.98%, 3/11/25 .. 92 95
992059286.UG.FTS.B, 28.98%, 3/11/25 .. 81 83
992063791.UG.FTS.B, 28.98%, 3/11/25 .. 129 133
992066045.UG.FTS.B, 28.98%, 3/11/25 .. 406 419
992081943.UG.FTS.B, 28.98%, 3/11/25 .. 312 316
992087191.UG.FTS.B, 28.98%, 3/11/25 .. 46 47

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992089935.UG.FTS.B, 28.98%, 3/11/25 .. $ 83 $ 83
992097011.UG.FTS.B, 28.98%, 3/11/25 .. 41 42
992103102.UG.FTS.B, 28.98%, 3/11/25 .. 868 60
992107143.UG.FTS.B, 28.98%, 3/11/25 .. 77 79
992108750.UG.FTS.B, 28.98%, 3/11/25 .. 27 27
992126188.UG.FTS.B, 28.98%, 3/11/25 .. 1 1
992132545.UG.FTS.B, 28.98%, 3/11/25 .. 84 87
992148737.UG.FTS.B, 28.98%, 3/11/25 .. 173 24
992164863.UG.FTS.B, 28.98%, 3/11/25 .. 70 72
992181823.UG.FTS.B, 28.98%, 3/11/25 .. 158 162
992182107.UG.FTS.B, 28.98%, 3/11/25 .. 156 161
992203919.UG.FTS.B, 28.98%, 3/11/25 .. 9 9
992212028.UG.FTS.B, 28.98%, 3/11/25 .. 127 128
992239076.UG.FTS.B, 28.98%, 3/11/25 .. 156 158
992248314.UG.FTS.B, 28.98%, 3/11/25 .. 166 171
991963425.UG.FTS.B, 29.46%, 3/11/25 .. 102 102
991968571.UG.FTS.B, 29.46%, 3/11/25 .. 33 33
991988255.UG.FTS.B, 29.46%, 3/11/25 .. 108 112
991993331.UG.FTS.B, 29.46%, 3/11/25 .. 113 17
992006452.UG.FTS.B, 29.46%, 3/11/25 .. 186 70
992079289.UG.FTS.B, 29.46%, 3/11/25 .. 42 42
992120587.UG.FTS.B, 29.46%, 3/11/25 .. 114 8
992154627.UG.FTS.B, 29.46%, 3/11/25 .. 67 31
992158845.UG.FTS.B, 29.46%, 3/11/25 .. 141 54
992201881.UG.FTS.B, 29.46%, 3/11/25 .. 113 17
991971148.UG.FTS.B, 29.47%, 3/11/25 .. 374 386
991984009.UG.FTS.B, 29.47%, 3/11/25 .. 239 247
992011703.UG.FTS.B, 29.47%, 3/11/25 .. 65 66
992017890.UG.FTS.B, 29.47%, 3/11/25 .. 37 37
992100125.UG.FTS.B, 29.47%, 3/11/25 .. 77 77
992214422.UG.FTS.B, 29.47%, 3/11/25 .. 86 6
991967374.UG.FTS.B, 29.48%, 3/11/25 .. 111 115
991980731.UG.FTS.B, 29.48%, 3/11/25 .. 53 55
992063913.UG.FTS.B, 29.48%, 3/11/25 .. 222 –
992070566.UG.FTS.B, 29.48%, 3/11/25 .. 131 135
992072427.UG.FTS.B, 29.48%, 3/11/25 .. 119 120
991966840.UG.FTS.B, 29.49%, 3/11/25 .. 221 228
991967604.UG.FTS.B, 29.49%, 3/11/25 .. 60 4
991970083.UG.FTS.B, 29.49%, 3/11/25 .. 51 54
991979745.UG.FTS.B, 29.49%, 3/11/25 .. 249 257
991984234.UG.FTS.B, 29.49%, 3/11/25 .. 49 50
991987180.UG.FTS.B, 29.49%, 3/11/25 .. 87 –
991992147.UG.FTS.B, 29.49%, 3/11/25 .. 241 246
992000864.UG.FTS.B, 29.49%, 3/11/25 .. 114 17
992001512.UG.FTS.B, 29.49%, 3/11/25 .. 3 3
992003237.UG.FTS.B, 29.49%, 3/11/25 .. 399 27
992007891.UG.FTS.B, 29.49%, 3/11/25 .. 69 71
992011020.UG.FTS.B, 29.49%, 3/11/25 .. 58 60
992020484.UG.FTS.B, 29.49%, 3/11/25 .. 118 120
992024970.UG.FTS.B, 29.49%, 3/11/25 .. 910 940
992027348.UG.FTS.B, 29.49%, 3/11/25 .. 37 37
992028716.UG.FTS.B, 29.49%, 3/11/25 .. 65 65
992035063.UG.FTS.B, 29.49%, 3/11/25 .. 232 –
992036479.UG.FTS.B, 29.49%, 3/11/25 .. 121 126
992037631.UG.FTS.B, 29.49%, 3/11/25 .. 61 63
992071400.UG.FTS.B, 29.49%, 3/11/25 .. 224 231
992073550.UG.FTS.B, 29.49%, 3/11/25 .. 92 92
992074666.UG.FTS.B, 29.49%, 3/11/25 .. 42 43
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992081049.UG.FTS.B, 29.49%, 3/11/25 .. $ 73 $ 76
992082171.UG.FTS.B, 29.49%, 3/11/25 .. 186 61
992084727.UG.FTS.B, 29.49%, 3/11/25 .. 182 191
992085469.UG.FTS.B, 29.49%, 3/11/25 .. 145 147
992086252.UG.FTS.B, 29.49%, 3/11/25 .. 135 140
992088861.UG.FTS.B, 29.49%, 3/11/25 .. 84 86
992093860.UG.FTS.B, 29.49%, 3/11/25 .. 32 32
992109311.UG.FTS.B, 29.49%, 3/11/25 .. 123 125
992123707.UG.FTS.B, 29.49%, 3/11/25 .. 675 695
992170616.UG.FTS.B, 29.49%, 3/11/25 .. 97 100
992172061.UG.FTS.B, 29.49%, 3/11/25 .. 78 11
992188521.UG.FTS.B, 29.49%, 3/11/25 .. 139 144
992195040.UG.FTS.B, 29.49%, 3/11/25 .. 43 44
992202400.UG.FTS.B, 29.49%, 3/11/25 .. 63 66
992217989.UG.FTS.B, 29.49%, 3/11/25 .. 1,121 159
992248004.UG.FTS.B, 29.49%, 3/11/25 .. 502 516
991974684.UG.FTS.B, 19.99%, 3/12/25 .. 56 58
991987773.UG.FTS.B, 19.99%, 3/12/25 .. 1,514 1,563
991990312.UG.FTS.B, 19.99%, 3/12/25 .. 768 58
991993747.UG.FTS.B, 19.99%, 3/12/25 .. 54 55
991996094.UG.FTS.B, 19.99%, 3/12/25 .. 81 83
991999661.UG.FTS.B, 19.99%, 3/12/25 .. 199 205
992005951.UG.FTS.B, 19.99%, 3/12/25 .. 274 280
992023200.UG.FTS.B, 19.99%, 3/12/25 .. 186 193
992177562.UG.FTS.B, 19.99%, 3/12/25 .. 715 738
992185573.UG.FTS.B, 19.99%, 3/12/25 .. 185 191
991990658.UG.FTS.B, 25.95%, 3/12/25 .. 385 387
991995390.UG.FTS.B, 26.94%, 3/12/25 .. 500 513
991977693.UG.FTS.B, 28.98%, 3/12/25 .. 344 351
991978502.UG.FTS.B, 28.98%, 3/12/25 .. 145 –
991980708.UG.FTS.B, 28.98%, 3/12/25 .. 259 265
991987046.UG.FTS.B, 28.98%, 3/12/25 .. 59 60
991987070.UG.FTS.B, 28.98%, 3/12/25 .. 296 297
991987883.UG.FTS.B, 28.98%, 3/12/25 .. 89 90
991987890.UG.FTS.B, 28.98%, 3/12/25 .. 91 94
991988065.UG.FTS.B, 28.98%, 3/12/25 .. 174 180
991991706.UG.FTS.B, 28.98%, 3/12/25 .. 273 282
991991798.UG.FTS.B, 28.98%, 3/12/25 .. 245 254
991992965.UG.FTS.B, 28.98%, 3/12/25 .. 305 315
991993120.UG.FTS.B, 28.98%, 3/12/25 .. 26 27
991993141.UG.FTS.B, 28.98%, 3/12/25 .. 379 391
991993852.UG.FTS.B, 28.98%, 3/12/25 .. 3,401 3,518
991994329.UG.FTS.B, 28.98%, 3/12/25 .. 389 395
991994726.UG.FTS.B, 28.98%, 3/12/25 .. 367 380
991994997.UG.FTS.B, 28.98%, 3/12/25 .. 730 755
991996150.UG.FTS.B, 28.98%, 3/12/25 .. 298 308
991998887.UG.FTS.B, 28.98%, 3/12/25 .. 246 250
992002963.UG.FTS.B, 28.98%, 3/12/25 .. 22 22
992002976.UG.FTS.B, 28.98%, 3/12/25 .. 172 177
992007915.UG.FTS.B, 28.98%, 3/12/25 .. 81 6
992010449.UG.FTS.B, 28.98%, 3/12/25 .. 115 119
992014247.UG.FTS.B, 28.98%, 3/12/25 .. 32 32
992021489.UG.FTS.B, 28.98%, 3/12/25 .. 111 8
992030698.UG.FTS.B, 28.98%, 3/12/25 .. 1,015 1,042
992044157.UG.FTS.B, 28.98%, 3/12/25 .. 202 205
992044551.UG.FTS.B, 28.98%, 3/12/25 .. 244 248
992044814.UG.FTS.B, 28.98%, 3/12/25 .. 110 111
992047191.UG.FTS.B, 28.98%, 3/12/25 .. 904 –

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992048204.UG.FTS.B, 28.98%, 3/12/25 .. $ 47 $ 48
992055434.UG.FTS.B, 28.98%, 3/12/25 .. 294 304
992060145.UG.FTS.B, 28.98%, 3/12/25 .. 58 60
992071635.UG.FTS.B, 28.98%, 3/12/25 .. 50 50
992072262.UG.FTS.B, 28.98%, 3/12/25 .. 334 334
992073366.UG.FTS.B, 28.98%, 3/12/25 .. 67 21
992090336.UG.FTS.B, 28.98%, 3/12/25 .. 198 3
992094662.UG.FTS.B, 28.98%, 3/12/25 .. 10 10
992100185.UG.FTS.B, 28.98%, 3/12/25 .. 834 855
992100442.UG.FTS.B, 28.98%, 3/12/25 .. 14 15
992110250.UG.FTS.B, 28.98%, 3/12/25 .. 101 105
992112480.UG.FTS.B, 28.98%, 3/12/25 .. 201 208
992112886.UG.FTS.B, 28.98%, 3/12/25 .. 88 90
992113271.UG.FTS.B, 28.98%, 3/12/25 .. 354 368
992120153.UG.FTS.B, 28.98%, 3/12/25 .. 361 366
992127800.UG.FTS.B, 28.98%, 3/12/25 .. 45 46
992128185.UG.FTS.B, 28.98%, 3/12/25 .. 214 219
992134637.UG.FTS.B, 28.98%, 3/12/25 .. 33 33
992140611.UG.FTS.B, 28.98%, 3/12/25 .. 19 19
992140683.UG.FTS.B, 28.98%, 3/12/25 .. 314 319
992155285.UG.FTS.B, 28.98%, 3/12/25 .. 504 521
992166477.UG.FTS.B, 28.98%, 3/12/25 .. 199 206
992169826.UG.FTS.B, 28.98%, 3/12/25 .. 34 13
992172709.UG.FTS.B, 28.98%, 3/12/25 .. 47 49
992197128.UG.FTS.B, 28.98%, 3/12/25 .. 201 203
992204705.UG.FTS.B, 28.98%, 3/12/25 .. 113 116
992228774.UG.FTS.B, 28.98%, 3/12/25 .. 39 40
992229520.UG.FTS.B, 28.98%, 3/12/25 .. 285 293
992247166.UG.FTS.B, 28.98%, 3/12/25 .. 67 68
991989548.UG.FTS.B, 29.45%, 3/12/25 .. 294 304
991990731.UG.FTS.B, 29.45%, 3/12/25 .. 1,304 1,334
991991384.UG.FTS.B, 29.45%, 3/12/25 .. 494 508
991989663.UG.FTS.B, 29.46%, 3/12/25 .. 229 236
991995497.UG.FTS.B, 29.46%, 3/12/25 .. 436 447
992006408.UG.FTS.B, 29.46%, 3/12/25 .. 151 153
992007099.UG.FTS.B, 29.46%, 3/12/25 .. 218 77
991994040.UG.FTS.B, 29.47%, 3/12/25 .. 138 140
991994628.UG.FTS.B, 29.47%, 3/12/25 .. 1,587 1,614
991995419.UG.FTS.B, 29.47%, 3/12/25 .. 46 47
992066355.UG.FTS.B, 29.47%, 3/12/25 .. 85 88
991987928.UG.FTS.B, 29.48%, 3/12/25 .. 913 950
991991882.UG.FTS.B, 29.48%, 3/12/25 .. 534 548
991994796.UG.FTS.B, 29.48%, 3/12/25 .. 149 149
991994940.UG.FTS.B, 29.48%, 3/12/25 .. 335 339
991995247.UG.FTS.B, 29.48%, 3/12/25 .. 407 415
992133983.UG.FTS.B, 29.48%, 3/12/25 .. 129 133
991977203.UG.FTS.B, 29.49%, 3/12/25 .. 105 107
991980382.UG.FTS.B, 29.49%, 3/12/25 .. 11 11
991980527.UG.FTS.B, 29.49%, 3/12/25 .. 697 711
991983424.UG.FTS.B, 29.49%, 3/12/25 .. 35 37
991987141.UG.FTS.B, 29.49%, 3/12/25 .. 1,084 1,130
991988086.UG.FTS.B, 29.49%, 3/12/25 .. 614 637
991989453.UG.FTS.B, 29.49%, 3/12/25 .. 97 97
991990855.UG.FTS.B, 29.49%, 3/12/25 .. 454 469
991991523.UG.FTS.B, 29.49%, 3/12/25 .. 614 89
991991745.UG.FTS.B, 29.49%, 3/12/25 .. 1,264 1,320
991993361.UG.FTS.B, 29.49%, 3/12/25 .. 1,284 1,342
991994236.UG.FTS.B, 29.49%, 3/12/25 .. 513 536
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991994319.UG.FTS.B, 29.49%, 3/12/25 .. $ 600 $ 627
991995051.UG.FTS.B, 29.49%, 3/12/25 .. 154 154
991995510.UG.FTS.B, 29.49%, 3/12/25 .. 600 622
991997278.UG.FTS.B, 29.49%, 3/12/25 .. 86 89
991997790.UG.FTS.B, 29.49%, 3/12/25 .. 15 15
992007425.UG.FTS.B, 29.49%, 3/12/25 .. 24 1
992008926.UG.FTS.B, 29.49%, 3/12/25 .. 270 279
992009637.UG.FTS.B, 29.49%, 3/12/25 .. 79 5
992010263.UG.FTS.B, 29.49%, 3/12/25 .. 132 132
992010952.UG.FTS.B, 29.49%, 3/12/25 .. 27 27
992013223.UG.FTS.B, 29.49%, 3/12/25 .. 215 219
992021257.UG.FTS.B, 29.49%, 3/12/25 .. 234 241
992022552.UG.FTS.B, 29.49%, 3/12/25 .. 54 56
992031894.UG.FTS.B, 29.49%, 3/12/25 .. 289 302
992034628.UG.FTS.B, 29.49%, 3/12/25 .. 178 181
992035645.UG.FTS.B, 29.49%, 3/12/25 .. 59 61
992035786.UG.FTS.B, 29.49%, 3/12/25 .. 1,016 1,062
992039343.UG.FTS.B, 29.49%, 3/12/25 .. 169 172
992054780.UG.FTS.B, 29.49%, 3/12/25 .. 76 78
992059917.UG.FTS.B, 29.49%, 3/12/25 .. 1,105 –
992062759.UG.FTS.B, 29.49%, 3/12/25 .. 90 91
992063028.UG.FTS.B, 29.49%, 3/12/25 .. 192 200
992064759.UG.FTS.B, 29.49%, 3/12/25 .. 42 43
992073351.UG.FTS.B, 29.49%, 3/12/25 .. 9 9
992077273.UG.FTS.B, 29.49%, 3/12/25 .. 101 106
992077869.UG.FTS.B, 29.49%, 3/12/25 .. 162 163
992081543.UG.FTS.B, 29.49%, 3/12/25 .. 17 17
992089447.UG.FTS.B, 29.49%, 3/12/25 .. 5 5
992092159.UG.FTS.B, 29.49%, 3/12/25 .. 673 703
992093151.UG.FTS.B, 29.49%, 3/12/25 .. 89 91
992095056.UG.FTS.B, 29.49%, 3/12/25 .. 16 16
992098219.UG.FTS.B, 29.49%, 3/12/25 .. 329 344
992098441.UG.FTS.B, 29.49%, 3/12/25 .. 509 526
992100561.UG.FTS.B, 29.49%, 3/12/25 .. 11 11
992110271.UG.FTS.B, 29.49%, 3/12/25 .. 37 38
992137600.UG.FTS.B, 29.49%, 3/12/25 .. 206 210
992143879.UG.FTS.B, 29.49%, 3/12/25 .. 76 77
992157569.UG.FTS.B, 29.49%, 3/12/25 .. 127 46
992159120.UG.FTS.B, 29.49%, 3/12/25 .. 196 198
992162823.UG.FTS.B, 29.49%, 3/12/25 .. 53 55
992167273.UG.FTS.B, 29.49%, 3/12/25 .. 74 24
992167277.UG.FTS.B, 29.49%, 3/12/25 .. 228 231
992167738.UG.FTS.B, 29.49%, 3/12/25 .. 307 318
992171416.UG.FTS.B, 29.49%, 3/12/25 .. 46 47
992181548.UG.FTS.B, 29.49%, 3/12/25 .. 131 135
992189183.UG.FTS.B, 29.49%, 3/12/25 .. 2,321 2,370
992204979.UG.FTS.B, 29.49%, 3/12/25 .. 429 438
992230372.UG.FTS.B, 29.49%, 3/12/25 .. 138 141
992237645.UG.FTS.B, 29.49%, 3/12/25 .. 537 556
992257397.UG.FTS.B, 29.49%, 3/12/25 .. 230 237
992252799.UG.FTS.B, 28.98%, 3/13/25 .. 134 137
992256231.UG.FTS.B, 28.98%, 3/13/25 .. 57 58
992257494.UG.FTS.B, 28.98%, 3/13/25 .. 385 396
992223485.UG.FTS.B, 29.49%, 3/13/25 .. 51 53
992230170.UG.FTS.B, 29.49%, 3/13/25 .. 71 5
992236810.UG.FTS.B, 29.49%, 3/13/25 .. 132 –
992253061.UG.FTS.B, 29.49%, 3/13/25 .. 69 71
992223650.UG.FTS.B, 28.98%, 3/14/25 .. 33 34

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992243808.UG.FTS.B, 28.98%, 3/14/25 .. $ 136 $ 19
992249792.UG.FTS.B, 28.98%, 3/14/25 .. 66 68
992236796.UG.FTS.B, 29.49%, 3/14/25 .. 42 44
992236869.UG.FTS.B, 29.49%, 3/14/25 .. 404 417
992240511.UG.FTS.B, 29.49%, 3/14/25 .. 60 61
992247445.UG.FTS.B, 29.49%, 3/14/25 .. 1,009 148
992220612.UG.FTS.B, 19.21%, 3/15/25 .. 764 777
992241532.UG.FTS.B, 19.99%, 3/15/25 .. 46 47
992235062.UG.FTS.B, 27.95%, 3/15/25 .. 112 115
992235376.UG.FTS.B, 28.98%, 3/15/25 .. 67 68
992249106.UG.FTS.B, 28.98%, 3/15/25 .. 141 145
992256826.UG.FTS.B, 28.98%, 3/15/25 .. 302 100
992246432.UG.FTS.B, 29.47%, 3/15/25 .. 60 61
992221265.UG.FTS.B, 29.49%, 3/15/25 .. 124 127
992225292.UG.FTS.B, 29.49%, 3/15/25 .. 40 41
992230655.UG.FTS.B, 29.49%, 3/15/25 .. 329 339
992362358.UG.FTS.B, 29.48%, 3/18/25 .. 52 54
992273958.UG.FTS.B, 27.95%, 3/19/25 .. 10 10
992086808.UG.FTS.B, 15.97%, 3/20/25 .. 2 2
992080903.UG.FTS.B, 19.99%, 3/20/25 .. 2 2
992085945.UG.FTS.B, 19.99%, 3/20/25 .. 21 21
992094531.UG.FTS.B, 19.99%, 3/20/25 .. 30 30
992326552.UG.FTS.B, 19.99%, 3/20/25 .. 1 1
992163725.UG.FTS.B, 26.48%, 3/20/25 .. 17 17
992075303.UG.FTS.B, 28.98%, 3/20/25 .. 4 4
992081513.UG.FTS.B, 28.98%, 3/20/25 .. 33 34
992146339.UG.FTS.B, 28.98%, 3/20/25 .. 3 3
992185248.UG.FTS.B, 28.98%, 3/20/25 .. 3 3
992085613.UG.FTS.B, 29.46%, 3/20/25 .. 4 4
992088160.UG.FTS.B, 29.46%, 3/20/25 .. 16 16
992119153.UG.FTS.B, 29.48%, 3/20/25 .. 11 11
992097000.UG.FTS.B, 29.49%, 3/20/25 .. 2 2
992104277.UG.FTS.B, 29.49%, 3/20/25 .. 16 4
992100473.UG.FTS.B, 19.99%, 3/21/25 .. 41 42
992162015.UG.FTS.B, 19.99%, 3/21/25 .. 119 10
992179076.UG.FTS.B, 19.99%, 3/21/25 .. 71 73
992073583.UG.FTS.B, 20.46%, 3/21/25 .. 656 661
992060839.UG.FTS.B, 28.98%, 3/21/25 .. 64 66
992063879.UG.FTS.B, 28.98%, 3/21/25 .. 60 61
992069610.UG.FTS.B, 28.98%, 3/21/25 .. 292 300
992069739.UG.FTS.B, 28.98%, 3/21/25 .. 67 68
992070914.UG.FTS.B, 28.98%, 3/21/25 .. 188 191
992071845.UG.FTS.B, 28.98%, 3/21/25 .. 89 90
992073866.UG.FTS.B, 28.98%, 3/21/25 .. 117 119
992147792.UG.FTS.B, 28.98%, 3/21/25 .. 104 16
992208341.UG.FTS.B, 28.98%, 3/21/25 .. 77 80
992059747.UG.FTS.B, 29.45%, 3/21/25 .. 749 765
992068733.UG.FTS.B, 29.46%, 3/21/25 .. 192 199
992110512.UG.FTS.B, 29.46%, 3/21/25 .. 78 80
992207607.UG.FTS.B, 29.47%, 3/21/25 .. 112 113
992325863.UG.FTS.B, 29.47%, 3/21/25 .. 155 11
992182855.UG.FTS.B, 29.48%, 3/21/25 .. 118 119
992063598.UG.FTS.B, 29.49%, 3/21/25 .. 100 103
992069095.UG.FTS.B, 29.49%, 3/21/25 .. 506 523
992069341.UG.FTS.B, 29.49%, 3/21/25 .. 1,186 82
992077562.UG.FTS.B, 29.49%, 3/21/25 .. 50 52
992079050.UG.FTS.B, 29.49%, 3/21/25 .. 40 41
992081940.UG.FTS.B, 29.49%, 3/21/25 .. 53 54
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992084472.UG.FTS.B, 29.49%, 3/21/25 .. $ 214 $ 218
992098239.UG.FTS.B, 29.49%, 3/21/25 .. 57 59
992115851.UG.FTS.B, 29.49%, 3/21/25 .. 93 96
992149772.UG.FTS.B, 29.49%, 3/21/25 .. 225 234
992226859.UG.FTS.B, 29.49%, 3/21/25 .. 6 6
992300395.UG.FTS.B, 29.49%, 3/21/25 .. 455 468
992306353.UG.FTS.B, 29.49%, 3/21/25 .. 63 10
992073990.UG.FTS.B, 19.99%, 3/22/25 .. 103 104
992084950.UG.FTS.B, 19.99%, 3/22/25 .. 282 293
992104704.UG.FTS.B, 19.99%, 3/22/25 .. 15 15
992127587.UG.FTS.B, 28.98%, 3/22/25 .. 156 163
992141907.UG.FTS.B, 28.98%, 3/22/25 .. 59 60
992307933.UG.FTS.B, 28.98%, 3/22/25 .. 31 32
992076170.UG.FTS.B, 29.46%, 3/22/25 .. 125 129
992068177.UG.FTS.B, 29.47%, 3/22/25 .. 459 475
992069850.UG.FTS.B, 29.47%, 3/22/25 .. 83 6
992081607.UG.FTS.B, 29.48%, 3/22/25 .. 388 394
992080495.UG.FTS.B, 29.49%, 3/22/25 .. 101 104
992081357.UG.FTS.B, 29.49%, 3/22/25 .. 245 256
992100390.UG.FTS.B, 29.49%, 3/22/25 .. 49 51
992135888.UG.FTS.B, 29.49%, 3/22/25 .. 77 78
992161706.UG.FTS.B, 29.49%, 3/22/25 .. 114 117
992192981.UG.FTS.B, 29.49%, 3/22/25 .. 248 256
992332963.UG.FTS.B, 29.49%, 3/22/25 .. 37 38
992203745.UG.FTS.B, 14%, 3/23/25 ..... 183 187
992075269.UG.FTS.B, 16.99%, 3/23/25 .. 111 113
992090809.UG.FTS.B, 16.99%, 3/23/25 .. 1,057 1,080
992103353.UG.FTS.B, 18.97%, 3/23/25 .. 830 58
992294593.UG.FTS.B, 18.97%, 3/23/25 .. 382 26
992088508.UG.FTS.B, 19.21%, 3/23/25 .. 777 794
992076512.UG.FTS.B, 19.99%, 3/23/25 .. 211 219
992078517.UG.FTS.B, 19.99%, 3/23/25 .. 773 794
992084160.UG.FTS.B, 19.99%, 3/23/25 .. 5 5
992084678.UG.FTS.B, 19.99%, 3/23/25 .. 72 73
992086106.UG.FTS.B, 19.99%, 3/23/25 .. 57 58
992103634.UG.FTS.B, 19.99%, 3/23/25 .. 403 408
992114995.UG.FTS.B, 19.99%, 3/23/25 .. 110 111
992118648.UG.FTS.B, 19.99%, 3/23/25 .. 249 258
992120079.UG.FTS.B, 19.99%, 3/23/25 .. 88 90
992141420.UG.FTS.B, 19.99%, 3/23/25 .. 156 161
992147344.UG.FTS.B, 19.99%, 3/23/25 .. 165 170
992183886.UG.FTS.B, 19.99%, 3/23/25 .. 52 54
992229695.UG.FTS.B, 19.99%, 3/23/25 .. 139 –
992284656.UG.FTS.B, 19.99%, 3/23/25 .. 180 187
992321872.UG.FTS.B, 19.99%, 3/23/25 .. 68 70
992090458.UG.FTS.B, 20.46%, 3/23/25 .. 1,094 1,121
992090758.UG.FTS.B, 20.46%, 3/23/25 .. 686 696
992092369.UG.FTS.B, 20.46%, 3/23/25 .. 72 73
992117378.UG.FTS.B, 20.46%, 3/23/25 .. 449 457
992089155.UG.FTS.B, 20.97%, 3/23/25 .. 164 166
992092299.UG.FTS.B, 21.98%, 3/23/25 .. 795 816
992101029.UG.FTS.B, 22.97%, 3/23/25 .. 31 31
992090255.UG.FTS.B, 23.95%, 3/23/25 .. 325 333
992299793.UG.FTS.B, 26.48%, 3/23/25 .. 41 42
992090527.UG.FTS.B, 26.94%, 3/23/25 .. 1,837 1,894
992092866.UG.FTS.B, 26.94%, 3/23/25 .. 970 994
992083181.UG.FTS.B, 27.95%, 3/23/25 .. 87 88
992085697.UG.FTS.B, 27.95%, 3/23/25 .. 25 25

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992127996.UG.FTS.B, 27.95%, 3/23/25 .. $ 74 $ 76
992172446.UG.FTS.B, 27.95%, 3/23/25 .. 71 –
992227551.UG.FTS.B, 27.95%, 3/23/25 .. 161 166
992248785.UG.FTS.B, 27.95%, 3/23/25 .. 26 26
992253697.UG.FTS.B, 27.95%, 3/23/25 .. 663 52
992261412.UG.FTS.B, 27.95%, 3/23/25 .. 163 –
992076138.UG.FTS.B, 28.98%, 3/23/25 .. 51 53
992076291.UG.FTS.B, 28.98%, 3/23/25 .. 458 475
992082410.UG.FTS.B, 28.98%, 3/23/25 .. 481 500
992084885.UG.FTS.B, 28.98%, 3/23/25 .. 150 150
992085160.UG.FTS.B, 28.98%, 3/23/25 .. 93 95
992086210.UG.FTS.B, 28.98%, 3/23/25 .. 630 653
992086845.UG.FTS.B, 28.98%, 3/23/25 .. 112 117
992087922.UG.FTS.B, 28.98%, 3/23/25 .. 998 1,037
992090957.UG.FTS.B, 28.98%, 3/23/25 .. 121 126
992099728.UG.FTS.B, 28.98%, 3/23/25 .. 49 51
992101005.UG.FTS.B, 28.98%, 3/23/25 .. 41 3
992103758.UG.FTS.B, 28.98%, 3/23/25 .. 60 61
992105540.UG.FTS.B, 28.98%, 3/23/25 .. 754 52
992112512.UG.FTS.B, 28.98%, 3/23/25 .. 198 206
992114867.UG.FTS.B, 28.98%, 3/23/25 .. 5 5
992115078.UG.FTS.B, 28.98%, 3/23/25 .. 53 55
992121451.UG.FTS.B, 28.98%, 3/23/25 .. 115 118
992123440.UG.FTS.B, 28.98%, 3/23/25 .. 244 248
992124776.UG.FTS.B, 28.98%, 3/23/25 .. 18 18
992131302.UG.FTS.B, 28.98%, 3/23/25 .. 6 6
992139646.UG.FTS.B, 28.98%, 3/23/25 .. 48 49
992142185.UG.FTS.B, 28.98%, 3/23/25 .. 586 47
992142312.UG.FTS.B, 28.98%, 3/23/25 .. 44 45
992148319.UG.FTS.B, 28.98%, 3/23/25 .. 138 143
992152825.UG.FTS.B, 28.98%, 3/23/25 .. 304 318
992157302.UG.FTS.B, 28.98%, 3/23/25 .. 68 70
992159141.UG.FTS.B, 28.98%, 3/23/25 .. 169 175
992163686.UG.FTS.B, 28.98%, 3/23/25 .. 298 309
992174066.UG.FTS.B, 28.98%, 3/23/25 .. 818 848
992175330.UG.FTS.B, 28.98%, 3/23/25 .. 203 211
992176589.UG.FTS.B, 28.98%, 3/23/25 .. 135 140
992178200.UG.FTS.B, 28.98%, 3/23/25 .. 52 53
992185135.UG.FTS.B, 28.98%, 3/23/25 .. 404 60
992200304.UG.FTS.B, 28.98%, 3/23/25 .. 141 146
992208856.UG.FTS.B, 28.98%, 3/23/25 .. 54 56
992209732.UG.FTS.B, 28.98%, 3/23/25 .. 103 107
992215525.UG.FTS.B, 28.98%, 3/23/25 .. 51 53
992221459.UG.FTS.B, 28.98%, 3/23/25 .. 162 168
992223285.UG.FTS.B, 28.98%, 3/23/25 .. 52 54
992278830.UG.FTS.B, 28.98%, 3/23/25 .. 435 452
992284119.UG.FTS.B, 28.98%, 3/23/25 .. 51 51
992312284.UG.FTS.B, 28.98%, 3/23/25 .. 48 49
992312443.UG.FTS.B, 28.98%, 3/23/25 .. 483 489
992318692.UG.FTS.B, 28.98%, 3/23/25 .. 404 417
992321649.UG.FTS.B, 28.98%, 3/23/25 .. 283 292
992331794.UG.FTS.B, 28.98%, 3/23/25 .. 672 693
992345339.UG.FTS.B, 28.98%, 3/23/25 .. 116 118
992091621.UG.FTS.B, 29.45%, 3/23/25 .. 684 712
992092743.UG.FTS.B, 29.45%, 3/23/25 .. 508 529
992095428.UG.FTS.B, 29.45%, 3/23/25 .. 61 63
992131203.UG.FTS.B, 29.45%, 3/23/25 .. 74 –
992154178.UG.FTS.B, 29.45%, 3/23/25 .. 241 251
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992159199.UG.FTS.B, 29.45%, 3/23/25 .. $ 114 $ 119
992260223.UG.FTS.B, 29.45%, 3/23/25 .. 39 40
992089276.UG.FTS.B, 29.46%, 3/23/25 .. 236 246
992099262.UG.FTS.B, 29.46%, 3/23/25 .. 33 34
992093372.UG.FTS.B, 29.47%, 3/23/25 .. 1,027 1,072
992098450.UG.FTS.B, 29.47%, 3/23/25 .. 285 291
992128076.UG.FTS.B, 29.47%, 3/23/25 .. 60 61
992230065.UG.FTS.B, 29.47%, 3/23/25 .. 366 382
992092155.UG.FTS.B, 29.48%, 3/23/25 .. 856 896
992100148.UG.FTS.B, 29.48%, 3/23/25 .. 38 38
992115766.UG.FTS.B, 29.48%, 3/23/25 .. 152 159
992269534.UG.FTS.B, 29.48%, 3/23/25 .. 76 78
992270543.UG.FTS.B, 29.48%, 3/23/25 .. 65 68
992075279.UG.FTS.B, 29.49%, 3/23/25 .. 103 106
992075962.UG.FTS.B, 29.49%, 3/23/25 .. 74 76
992076192.UG.FTS.B, 29.49%, 3/23/25 .. 43 44
992076612.UG.FTS.B, 29.49%, 3/23/25 .. 613 632
992076714.UG.FTS.B, 29.49%, 3/23/25 .. 146 153
992077959.UG.FTS.B, 29.49%, 3/23/25 .. 162 166
992079417.UG.FTS.B, 29.49%, 3/23/25 .. 353 24
992079952.UG.FTS.B, 29.49%, 3/23/25 .. 111 112
992084707.UG.FTS.B, 29.49%, 3/23/25 .. 53 –
992085314.UG.FTS.B, 29.49%, 3/23/25 .. 23 24
992085601.UG.FTS.B, 29.49%, 3/23/25 .. 149 154
992087323.UG.FTS.B, 29.49%, 3/23/25 .. 221 35
992087535.UG.FTS.B, 29.49%, 3/23/25 .. 259 265
992087878.UG.FTS.B, 29.49%, 3/23/25 .. 34 34
992088239.UG.FTS.B, 29.49%, 3/23/25 .. 1,318 1,384
992088639.UG.FTS.B, 29.49%, 3/23/25 .. 30 31
992090945.UG.FTS.B, 29.49%, 3/23/25 .. 580 603
992092544.UG.FTS.B, 29.49%, 3/23/25 .. 479 501
992093347.UG.FTS.B, 29.49%, 3/23/25 .. 1,354 1,408
992099804.UG.FTS.B, 29.49%, 3/23/25 .. 196 206
992099891.UG.FTS.B, 29.49%, 3/23/25 .. 33 34
992104677.UG.FTS.B, 29.49%, 3/23/25 .. 120 125
992105922.UG.FTS.B, 29.49%, 3/23/25 .. 42 43
992106241.UG.FTS.B, 29.49%, 3/23/25 .. 39 39
992107332.UG.FTS.B, 29.49%, 3/23/25 .. 49 51
992108103.UG.FTS.B, 29.49%, 3/23/25 .. 94 98
992109564.UG.FTS.B, 29.49%, 3/23/25 .. 15 16
992110292.UG.FTS.B, 29.49%, 3/23/25 .. 53 4
992112463.UG.FTS.B, 29.49%, 3/23/25 .. 48 48
992116093.UG.FTS.B, 29.49%, 3/23/25 .. 127 133
992123182.UG.FTS.B, 29.49%, 3/23/25 .. 135 142
992123466.UG.FTS.B, 29.49%, 3/23/25 .. 72 75
992124518.UG.FTS.B, 29.49%, 3/23/25 .. 36 37
992130283.UG.FTS.B, 29.49%, 3/23/25 .. 57 59
992131223.UG.FTS.B, 29.49%, 3/23/25 .. 385 388
992134100.UG.FTS.B, 29.49%, 3/23/25 .. 78 82
992136810.UG.FTS.B, 29.49%, 3/23/25 .. 327 23
992137745.UG.FTS.B, 29.49%, 3/23/25 .. 153 10
992147037.UG.FTS.B, 29.49%, 3/23/25 .. 52 55
992149128.UG.FTS.B, 29.49%, 3/23/25 .. 136 143
992149809.UG.FTS.B, 29.49%, 3/23/25 .. 48 49
992154893.UG.FTS.B, 29.49%, 3/23/25 .. 154 160
992155143.UG.FTS.B, 29.49%, 3/23/25 .. 65 68
992167628.UG.FTS.B, 29.49%, 3/23/25 .. 182 186
992168335.UG.FTS.B, 29.49%, 3/23/25 .. 102 105

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992174056.UG.FTS.B, 29.49%, 3/23/25 .. $ 115 $ 120
992182554.UG.FTS.B, 29.49%, 3/23/25 .. 25 26
992188338.UG.FTS.B, 29.49%, 3/23/25 .. 100 7
992191296.UG.FTS.B, 29.49%, 3/23/25 .. 134 139
992202006.UG.FTS.B, 29.49%, 3/23/25 .. 475 33
992203124.UG.FTS.B, 29.49%, 3/23/25 .. 482 503
992215462.UG.FTS.B, 29.49%, 3/23/25 .. 108 112
992221268.UG.FTS.B, 29.49%, 3/23/25 .. 91 92
992222570.UG.FTS.B, 29.49%, 3/23/25 .. 113 118
992226804.UG.FTS.B, 29.49%, 3/23/25 .. 37 39
992229716.UG.FTS.B, 29.49%, 3/23/25 .. 28 29
992268242.UG.FTS.B, 29.49%, 3/23/25 .. 90 93
992287585.UG.FTS.B, 29.49%, 3/23/25 .. 59 62
992303999.UG.FTS.B, 29.49%, 3/23/25 .. 337 347
992318777.UG.FTS.B, 29.49%, 3/23/25 .. 17 17
992328658.UG.FTS.B, 29.49%, 3/23/25 .. 91 –
992331793.UG.FTS.B, 29.49%, 3/23/25 .. 102 106
992347137.UG.FTS.B, 29.49%, 3/23/25 .. 49 51
992349340.UG.FTS.B, 29.49%, 3/23/25 .. 130 134
992348097.UG.FTS.B, 26.94%, 3/24/25 .. 983 1,006
992348978.UG.FTS.B, 28.98%, 3/24/25 .. 1 1
992346001.UG.FTS.B, 29.49%, 3/24/25 .. 61 63
992350144.UG.FTS.B, 29.49%, 3/24/25 .. 129 134
992093797.UG.FTS.B, 15.97%, 3/25/25 .. 844 861
992100630.UG.FTS.B, 15.97%, 3/25/25 .. 150 153
992091162.UG.FTS.B, 17.99%, 3/25/25 .. 1,076 1,101
992149701.UG.FTS.B, 17.99%, 3/28/25 .. 57 58
992161505.UG.FTS.B, 15.97%, 3/30/25 .. 36 36
992220928.UG.FTS.B, 16.99%, 3/30/25 .. 9 9
992149696.UG.FTS.B, 17.99%, 3/30/25 .. 318 326
992164557.UG.FTS.B, 17.99%, 3/30/25 .. 44 45
992227054.UG.FTS.B, 19.21%, 3/30/25 .. 1 1
992196318.UG.FTS.B, 21.46%, 3/30/25 .. 1 1
992149764.UG.FTS.B, 22.97%, 3/30/25 .. 648 663
992300267.UG.FTS.B, 16.99%, 3/31/25 .. 490 501
992232064.UG.FTS.B, 19.21%, 3/31/25 .. 55 56
992385335.UG.FTS.B, 15%, 4/01/25 ..... 396 52
992192029.UG.FTS.B, 15.97%, 4/01/25 .. 42 43
992256830.UG.FTS.B, 15.97%, 4/01/25 .. 489 496
992169526.UG.FTS.B, 16.99%, 4/01/25 .. 132 132
992191535.UG.FTS.B, 16.99%, 4/01/25 .. 312 315
992160230.UG.FTS.B, 19.8%, 4/01/25 ... 33 33
992235536.UG.FTS.B, 19.8%, 4/01/25 ... 146 20
992201027.UG.FTS.B, 21.97%, 4/01/25 .. 229 28
992218853.UG.FTS.B, 15.97%, 4/02/25 .. 1,088 77
992262276.UG.FTS.B, 15.97%, 4/02/25 .. 125 127
992275068.UG.FTS.B, 15.97%, 4/02/25 .. 157 11
992172915.UG.FTS.B, 16.99%, 4/02/25 .. 252 256
992199181.UG.FTS.B, 16.99%, 4/02/25 .. 418 424
992213440.UG.FTS.B, 16.99%, 4/02/25 .. 213 217
992252139.UG.FTS.B, 16.99%, 4/02/25 .. 103 105
992340432.UG.FTS.B, 16.99%, 4/02/25 .. 213 216
992197966.UG.FTS.B, 17.99%, 4/02/25 .. 112 112
992219195.UG.FTS.B, 17.99%, 4/02/25 .. 226 225
992247549.UG.FTS.B, 17.99%, 4/02/25 .. 142 145
992281998.UG.FTS.B, 17.99%, 4/02/25 .. 46 46
992194074.UG.FTS.B, 19.21%, 4/02/25 .. 217 216
992218660.UG.FTS.B, 19.8%, 4/02/25 ... 185 186
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992237579.UG.FTS.B, 19.8%, 4/02/25 ... $ 1,023 $ 1,041
992188005.UG.FTS.B, 20.46%, 4/02/25 .. 166 168
992200970.UG.FTS.B, 21.46%, 4/02/25 .. 81 82
992207780.UG.FTS.B, 21.46%, 4/02/25 .. 55 56
992199234.UG.FTS.B, 21.98%, 4/02/25 .. 85 86
992313879.UG.FTS.B, 17.99%, 4/03/25 .. 829 842
992210631.UG.FTS.B, 18.97%, 4/03/25 .. 53 54
992198438.UG.FTS.B, 20.97%, 4/03/25 .. 1,665 504
992193789.UG.FTS.B, 21.46%, 4/03/25 .. 779 784
992270030.UG.FTS.B, 14%, 4/04/25 ..... 44 45
992230337.UG.FTS.B, 14.98%, 4/04/25 .. 322 326
992232001.UG.FTS.B, 15.97%, 4/04/25 .. 68 69
992353155.UG.FTS.B, 15.97%, 4/04/25 .. 39 39
992191130.UG.FTS.B, 17.97%, 4/04/25 .. 254 257
992200137.UG.FTS.B, 17.99%, 4/04/25 .. 375 379
992297432.UG.FTS.B, 17.99%, 4/04/25 .. 20 20
992415824.UG.FTS.B, 17.99%, 4/04/25 .. 184 186
992196124.UG.FTS.B, 21.46%, 4/04/25 .. 145 146
992224958.UG.FTS.B, 15%, 4/05/25 ..... 115 117
992210521.UG.FTS.B, 15.97%, 4/05/25 .. 89 90
992231286.UG.FTS.B, 15.99%, 4/05/25 .. 799 810
992223411.UG.FTS.B, 17.97%, 4/05/25 .. 60 61
992218905.UG.FTS.B, 19.21%, 4/05/25 .. 511 520
992202719.UG.FTS.B, 21.46%, 4/05/25 .. 173 176
992233548.UG.FTS.B, 21.46%, 4/05/25 .. 123 123
992260529.UG.FTS.B, 14.98%, 4/06/25 .. 37 36
992211451.UG.FTS.B, 16.99%, 4/06/25 .. 223 225
992239443.UG.FTS.B, 16.99%, 4/06/25 .. 119 119
992267047.UG.FTS.B, 16.99%, 4/06/25 .. 101 101
992268809.UG.FTS.B, 16.99%, 4/06/25 .. 115 117
992345302.UG.FTS.B, 17.99%, 4/06/25 .. 206 209
992221556.UG.FTS.B, 15.97%, 4/07/25 .. 79 81
992243467.UG.FTS.B, 17.99%, 4/07/25 .. 83 84
992298729.UG.FTS.B, 14.98%, 4/08/25 .. 96 98
992368155.UG.FTS.B, 15.97%, 4/08/25 .. 9 9
992394992.UG.FTS.B, 15.97%, 4/08/25 .. 323 329
992321202.UG.FTS.B, 16.99%, 4/08/25 .. 332 338
992350446.UG.FTS.B, 16.99%, 4/08/25 .. 78 78
992236760.UG.FTS.B, 17.99%, 4/08/25 .. 1,071 1,091
992310973.UG.FTS.B, 17.99%, 4/08/25 .. 85 86
992429013.UG.FTS.B, 17.99%, 4/08/25 .. 83 84
992484516.UG.FTS.B, 17.99%, 4/08/25 .. 583 591
992242978.UG.FTS.B, 16.99%, 4/09/25 .. 157 160
992384703.UG.FTS.B, 16.99%, 4/09/25 .. 358 109
992408223.UG.FTS.B, 17.99%, 4/09/25 .. 26 26
992271681.UG.FTS.B, 20.46%, 4/09/25 .. 15 15
992033191.UG.FTS.B, 28.98%, 4/09/25 .. 169 172
992263444.UG.FTS.B, 15.97%, 4/10/25 .. 158 161
992487071.UG.FTS.B, 15.97%, 4/10/25 .. 345 107
992290392.UG.FTS.B, 15.97%, 4/11/25 .. 1 1
992302614.UG.FTS.B, 16.99%, 4/11/25 .. 276 36
992372193.UG.FTS.B, 17.97%, 4/11/25 .. 43 43
992286136.UG.FTS.B, 19.21%, 4/11/25 .. 337 341
992363717.UG.FTS.B, 21.98%, 4/11/25 .. 20 20
992297219.UG.FTS.B, 15.97%, 4/12/25 .. 174 175
992336329.UG.FTS.B, 16.99%, 4/12/25 .. 48 49
992347580.UG.FTS.B, 16.99%, 4/12/25 .. 632 642
992307762.UG.FTS.B, 17.99%, 4/12/25 .. 73 73

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992295225.UG.FTS.B, 21.98%, 4/12/25 .. $ 90 $ 92
992322854.UG.FTS.B, 14%, 4/13/25 ..... 793 288
992513612.UG.FTS.B, 15.97%, 4/13/25 .. 521 529
992537011.UG.FTS.B, 15.97%, 4/13/25 .. 1,422 1,443
992275766.UG.FTS.B, 16.99%, 4/13/25 .. 56 56
992277654.UG.FTS.B, 16.99%, 4/13/25 .. 977 996
992287880.UG.FTS.B, 16.99%, 4/13/25 .. 210 214
992322383.UG.FTS.B, 16.99%, 4/13/25 .. 403 406
992340458.UG.FTS.B, 16.99%, 4/13/25 .. 33 32
992274015.UG.FTS.B, 18.21%, 4/13/25 .. 294 297
992297895.UG.FTS.B, 19.8%, 4/13/25 ... 83 83
992317691.UG.FTS.B, 20.97%, 4/13/25 .. 102 103
992337065.UG.FTS.B, 20.97%, 4/13/25 .. 58 59
992275798.UG.FTS.B, 21.46%, 4/13/25 .. 23 23
992307235.UG.FTS.B, 21.46%, 4/13/25 .. 73 75
992355419.UG.FTS.B, 21.46%, 4/13/25 .. 107 110
992293222.UG.FTS.B, 21.98%, 4/13/25 .. 385 394
992340474.UG.FTS.B, 15.97%, 4/14/25 .. 537 547
992336097.UG.FTS.B, 15.99%, 4/14/25 .. 118 120
992285725.UG.FTS.B, 16.83%, 4/14/25 .. 829 845
992289110.UG.FTS.B, 16.83%, 4/14/25 .. 736 749
992300816.UG.FTS.B, 16.99%, 4/14/25 .. 36 36
992564416.UG.FTS.B, 16.99%, 4/14/25 .. 362 367
992316285.UG.FTS.B, 17.99%, 4/14/25 .. 197 200
992324578.UG.FTS.B, 17.99%, 4/14/25 .. 178 181
992309878.UG.FTS.B, 19.8%, 4/14/25 ... 656 666
992281600.UG.FTS.B, 20.46%, 4/14/25 .. 321 326
992288833.UG.FTS.B, 20.97%, 4/14/25 .. 41 41
992289091.UG.FTS.B, 20.97%, 4/14/25 .. 124 9
992289187.UG.FTS.B, 28.98%, 4/14/25 .. 82 84
992289614.UG.FTS.B, 28.98%, 4/14/25 .. 169 177
992305613.UG.FTS.B, 28.98%, 4/14/25 .. 149 154
992310447.UG.FTS.B, 28.98%, 4/14/25 .. 169 173
992304939.UG.FTS.B, 29.49%, 4/14/25 .. 2 2
992308681.UG.FTS.B, 29.49%, 4/14/25 .. 54 55
992310266.UG.FTS.B, 29.49%, 4/14/25 .. 16 16
992303123.UG.FTS.B, 14.98%, 4/15/25 .. 646 658
992303883.UG.FTS.B, 15.99%, 4/15/25 .. 598 608
992297524.UG.FTS.B, 16.99%, 4/15/25 .. 539 549
992307848.UG.FTS.B, 16.99%, 4/15/25 .. 89 90
992320370.UG.FTS.B, 16.99%, 4/15/25 .. 593 79
992294877.UG.FTS.B, 17.99%, 4/15/25 .. 67 68
992301536.UG.FTS.B, 17.99%, 4/15/25 .. 50 51
992303407.UG.FTS.B, 23.95%, 4/15/25 .. 78 79
992295308.UG.FTS.B, 28.98%, 4/15/25 .. 68 71
992297340.UG.FTS.B, 28.98%, 4/15/25 .. 363 375
992300707.UG.FTS.B, 28.98%, 4/15/25 .. 283 287
992300880.UG.FTS.B, 28.98%, 4/15/25 .. 359 26
992301426.UG.FTS.B, 28.98%, 4/15/25 .. 138 143
992297156.UG.FTS.B, 29.46%, 4/15/25 .. 148 148
992296907.UG.FTS.B, 29.49%, 4/15/25 .. 63 64
992297557.UG.FTS.B, 29.49%, 4/15/25 .. 336 339
992308453.UG.FTS.B, 29.49%, 4/15/25 .. 63 65
992310696.UG.FTS.B, 29.49%, 4/15/25 .. 165 –
992580136.UG.FTS.B, 15%, 4/16/25 ..... 44 44
992498711.UG.FTS.B, 15.97%, 4/16/25 .. 62 63
992323983.UG.FTS.B, 16.99%, 4/16/25 .. 29 29
992525722.UG.FTS.B, 16.99%, 4/16/25 .. 825 842
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992316046.UG.FTS.B, 17.99%, 4/16/25 .. $ 116 $ 118
992305308.UG.FTS.B, 19.99%, 4/16/25 .. 160 13
992306261.UG.FTS.B, 19.99%, 4/16/25 .. 78 79
992307581.UG.FTS.B, 19.99%, 4/16/25 .. 209 217
992307679.UG.FTS.B, 19.99%, 4/16/25 .. 156 22
992308797.UG.FTS.B, 19.99%, 4/16/25 .. 15 15
992381662.UG.FTS.B, 21.46%, 4/16/25 .. 90 92
992309577.UG.FTS.B, 21.98%, 4/16/25 .. 1,338 1,371
992309950.UG.FTS.B, 22.95%, 4/16/25 .. 242 242
992306115.UG.FTS.B, 28.98%, 4/16/25 .. 446 455
992308010.UG.FTS.B, 28.98%, 4/16/25 .. 64 65
992308414.UG.FTS.B, 28.98%, 4/16/25 .. 97 101
992308705.UG.FTS.B, 28.98%, 4/16/25 .. 53 53
992309686.UG.FTS.B, 28.98%, 4/16/25 .. 130 133
992304303.UG.FTS.B, 29.49%, 4/16/25 .. 43 43
992304613.UG.FTS.B, 29.49%, 4/16/25 .. 51 53
992305361.UG.FTS.B, 29.49%, 4/16/25 .. 61 63
992306689.UG.FTS.B, 29.49%, 4/16/25 .. 34 35
992308785.UG.FTS.B, 29.49%, 4/16/25 .. 183 186
992308950.UG.FTS.B, 29.49%, 4/16/25 .. 113 117
992310247.UG.FTS.B, 29.49%, 4/16/25 .. 62 65
992355317.UG.FTS.B, 15%, 4/17/25 ..... 85 86
992327747.UG.FTS.B, 15.97%, 4/17/25 .. 77 77
992372747.UG.FTS.B, 17.99%, 4/17/25 .. 80 81
992380827.UG.FTS.B, 20.46%, 4/17/25 .. 48 49
992345799.UG.FTS.B, 28.98%, 4/17/25 .. 4 4
992394779.UG.FTS.B, 29.45%, 4/17/25 .. 16 16
992396234.UG.FTS.B, 29.49%, 4/17/25 .. 252 262
992421509.UG.FTS.B, 15%, 4/18/25 ..... 32 32
992345440.UG.FTS.B, 15.97%, 4/18/25 .. 74 75
992397485.UG.FTS.B, 15.97%, 4/18/25 .. 94 96
992484763.UG.FTS.B, 15.97%, 4/18/25 .. 179 182
992356139.UG.FTS.B, 16.99%, 4/18/25 .. 133 136
992387534.UG.FTS.B, 16.99%, 4/18/25 .. 197 14
992324428.UG.FTS.B, 17.99%, 4/18/25 .. 244 250
992347652.UG.FTS.B, 17.99%, 4/18/25 .. 668 682
992403384.UG.FTS.B, 17.99%, 4/18/25 .. 317 323
992407904.UG.FTS.B, 19.99%, 4/18/25 .. 27 28
992474848.UG.FTS.B, 19.99%, 4/18/25 .. 14 14
992322893.UG.FTS.B, 28.98%, 4/18/25 .. 68 71
992322987.UG.FTS.B, 28.98%, 4/18/25 .. 183 –
992325295.UG.FTS.B, 28.98%, 4/18/25 .. 80 83
992327973.UG.FTS.B, 28.98%, 4/18/25 .. 201 204
992355254.UG.FTS.B, 28.98%, 4/18/25 .. 12 12
992339264.UG.FTS.B, 29.45%, 4/18/25 .. 27 27
992341212.UG.FTS.B, 29.45%, 4/18/25 .. 574 595
992323207.UG.FTS.B, 29.49%, 4/18/25 .. 305 321
992323564.UG.FTS.B, 29.49%, 4/18/25 .. 58 60
992323640.UG.FTS.B, 29.49%, 4/18/25 .. 319 329
992340847.UG.FTS.B, 29.49%, 4/18/25 .. 285 290
992368603.UG.FTS.B, 29.49%, 4/18/25 .. 209 32
992390575.UG.FTS.B, 29.49%, 4/18/25 .. 36 36
992404573.UG.FTS.B, 29.49%, 4/18/25 .. 11 11
992423259.UG.FTS.B, 29.49%, 4/18/25 .. 65 66
992367233.UG.FTS.B, 15%, 4/19/25 ..... 249 254
992487984.UG.FTS.B, 15.97%, 4/19/25 .. 190 3
992162625.UG.FTS.B, 16.99%, 4/19/25 .. 53 54
992335615.UG.FTS.B, 16.99%, 4/19/25 .. 778 789

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992544000.UG.FTS.B, 16.99%, 4/19/25 .. $ 65 $ 66
992335335.UG.FTS.B, 19.21%, 4/19/25 .. 230 234
992563597.UG.FTS.B, 19.8%, 4/19/25 ... 233 237
992357699.UG.FTS.B, 19.99%, 4/19/25 .. 72 74
992335621.UG.FTS.B, 20.46%, 4/19/25 .. 27 27
992367825.UG.FTS.B, 20.46%, 4/19/25 .. 19 19
992351332.UG.FTS.B, 26.94%, 4/19/25 .. 626 43
992334959.UG.FTS.B, 28.98%, 4/19/25 .. 61 61
992340621.UG.FTS.B, 28.98%, 4/19/25 .. 120 123
992356069.UG.FTS.B, 28.98%, 4/19/25 .. 19 19
992485761.UG.FTS.B, 28.98%, 4/19/25 .. 576 599
992332787.UG.FTS.B, 29.49%, 4/19/25 .. 143 150
992336209.UG.FTS.B, 29.49%, 4/19/25 .. 164 170
992336355.UG.FTS.B, 29.49%, 4/19/25 .. 1,079 1,128
992345740.UG.FTS.B, 29.49%, 4/19/25 .. 174 182
992358044.UG.FTS.B, 29.49%, 4/19/25 .. 60 63
992411323.UG.FTS.B, 29.49%, 4/19/25 .. 22 23
992428173.UG.FTS.B, 29.49%, 4/19/25 .. 2 2
992338902.UG.FTS.B, 15.97%, 4/20/25 .. 229 232
992343511.UG.FTS.B, 18.97%, 4/20/25 .. 233 238
992341718.UG.FTS.B, 19.99%, 4/20/25 .. 598 621
992346384.UG.FTS.B, 19.99%, 4/20/25 .. 127 132
992350961.UG.FTS.B, 19.99%, 4/20/25 .. 340 353
992352431.UG.FTS.B, 19.99%, 4/20/25 .. 497 505
992354565.UG.FTS.B, 19.99%, 4/20/25 .. 91 94
992370620.UG.FTS.B, 19.99%, 4/20/25 .. 137 140
992388112.UG.FTS.B, 19.99%, 4/20/25 .. 50 51
992396003.UG.FTS.B, 19.99%, 4/20/25 .. 106 110
992429650.UG.FTS.B, 19.99%, 4/20/25 .. 331 344
992480254.UG.FTS.B, 19.99%, 4/20/25 .. 12 12
992490816.UG.FTS.B, 19.99%, 4/20/25 .. 207 213
992501372.UG.FTS.B, 19.99%, 4/20/25 .. 8 8
992514020.UG.FTS.B, 19.99%, 4/20/25 .. 108 111
992522165.UG.FTS.B, 19.99%, 4/20/25 .. 14 14
992600769.UG.FTS.B, 19.99%, 4/20/25 .. 25 25
992362201.UG.FTS.B, 27.99%, 4/20/25 .. 76 79
992366991.UG.FTS.B, 27.99%, 4/20/25 .. 172 179
992613205.UG.FTS.B, 27.99%, 4/20/25 .. 31 32
992619976.UG.FTS.B, 27.99%, 4/20/25 .. 95 97
992338470.UG.FTS.B, 28.98%, 4/20/25 .. 61 62
992338652.UG.FTS.B, 28.98%, 4/20/25 .. 147 151
992340205.UG.FTS.B, 28.98%, 4/20/25 .. 68 71
992341712.UG.FTS.B, 28.98%, 4/20/25 .. 58 59
992342447.UG.FTS.B, 28.98%, 4/20/25 .. 272 279
992343369.UG.FTS.B, 28.98%, 4/20/25 .. 101 104
992345562.UG.FTS.B, 28.98%, 4/20/25 .. 98 102
992350941.UG.FTS.B, 28.98%, 4/20/25 .. 285 296
992352243.UG.FTS.B, 28.98%, 4/20/25 .. 95 99
992355518.UG.FTS.B, 28.98%, 4/20/25 .. 176 179
992355874.UG.FTS.B, 28.98%, 4/20/25 .. 137 139
992361195.UG.FTS.B, 28.98%, 4/20/25 .. 19 19
992362635.UG.FTS.B, 28.98%, 4/20/25 .. 177 183
992363075.UG.FTS.B, 28.98%, 4/20/25 .. 62 64
992374810.UG.FTS.B, 28.98%, 4/20/25 .. 9 9
992377665.UG.FTS.B, 28.98%, 4/20/25 .. 47 49
992394519.UG.FTS.B, 28.98%, 4/20/25 .. 60 62
992394901.UG.FTS.B, 28.98%, 4/20/25 .. 572 592
992395078.UG.FTS.B, 28.98%, 4/20/25 .. 146 152
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992397649.UG.FTS.B, 28.98%, 4/20/25 .. $ 269 $ 277
992399160.UG.FTS.B, 28.98%, 4/20/25 .. 975 67
992404422.UG.FTS.B, 28.98%, 4/20/25 .. 537 554
992405698.UG.FTS.B, 28.98%, 4/20/25 .. 53 54
992422929.UG.FTS.B, 28.98%, 4/20/25 .. 80 83
992423682.UG.FTS.B, 28.98%, 4/20/25 .. 46 47
992428010.UG.FTS.B, 28.98%, 4/20/25 .. 477 496
992433094.UG.FTS.B, 28.98%, 4/20/25 .. 83 86
992455319.UG.FTS.B, 28.98%, 4/20/25 .. 130 135
992473400.UG.FTS.B, 28.98%, 4/20/25 .. 92 95
992573156.UG.FTS.B, 28.98%, 4/20/25 .. 383 395
992574303.UG.FTS.B, 28.98%, 4/20/25 .. 20 20
992581324.UG.FTS.B, 28.98%, 4/20/25 .. 552 569
992357397.UG.FTS.B, 29.45%, 4/20/25 .. 18 18
992363476.UG.FTS.B, 29.45%, 4/20/25 .. 10 10
992370756.UG.FTS.B, 29.45%, 4/20/25 .. 211 220
992344089.UG.FTS.B, 29.46%, 4/20/25 .. 82 83
992375682.UG.FTS.B, 29.46%, 4/20/25 .. 9 9
992377954.UG.FTS.B, 29.46%, 4/20/25 .. 141 148
992379948.UG.FTS.B, 29.46%, 4/20/25 .. 145 148
992634015.UG.FTS.B, 29.46%, 4/20/25 .. 129 131
992352682.UG.FTS.B, 29.47%, 4/20/25 .. 136 137
992356513.UG.FTS.B, 29.47%, 4/20/25 .. 143 149
992358512.UG.FTS.B, 29.47%, 4/20/25 .. 86 86
992338159.UG.FTS.B, 29.48%, 4/20/25 .. 871 912
992342055.UG.FTS.B, 29.48%, 4/20/25 .. 239 246
992384921.UG.FTS.B, 29.48%, 4/20/25 .. 141 148
992410239.UG.FTS.B, 29.48%, 4/20/25 .. 171 179
992420021.UG.FTS.B, 29.48%, 4/20/25 .. 117 121
992338515.UG.FTS.B, 29.49%, 4/20/25 .. 144 25
992339584.UG.FTS.B, 29.49%, 4/20/25 .. 222 229
992340153.UG.FTS.B, 29.49%, 4/20/25 .. 547 38
992340868.UG.FTS.B, 29.49%, 4/20/25 .. 81 13
992343488.UG.FTS.B, 29.49%, 4/20/25 .. 104 107
992344842.UG.FTS.B, 29.49%, 4/20/25 .. 73 14
992346255.UG.FTS.B, 29.49%, 4/20/25 .. 122 122
992348941.UG.FTS.B, 29.49%, 4/20/25 .. 1,062 1,095
992353212.UG.FTS.B, 29.49%, 4/20/25 .. 87 90
992353485.UG.FTS.B, 29.49%, 4/20/25 .. 32 32
992354907.UG.FTS.B, 29.49%, 4/20/25 .. 54 57
992355055.UG.FTS.B, 29.49%, 4/20/25 .. 853 880
992355688.UG.FTS.B, 29.49%, 4/20/25 .. 97 102
992363009.UG.FTS.B, 29.49%, 4/20/25 .. 52 54
992364226.UG.FTS.B, 29.49%, 4/20/25 .. 217 223
992366019.UG.FTS.B, 29.49%, 4/20/25 .. 4 4
992372295.UG.FTS.B, 29.49%, 4/20/25 .. 52 53
992374591.UG.FTS.B, 29.49%, 4/20/25 .. 46 48
992375064.UG.FTS.B, 29.49%, 4/20/25 .. 1,172 1,209
992375769.UG.FTS.B, 29.49%, 4/20/25 .. 13 13
992376938.UG.FTS.B, 29.49%, 4/20/25 .. 93 98
992382960.UG.FTS.B, 29.49%, 4/20/25 .. 242 250
992383092.UG.FTS.B, 29.49%, 4/20/25 .. 196 14
992396638.UG.FTS.B, 29.49%, 4/20/25 .. 279 287
992402039.UG.FTS.B, 29.49%, 4/20/25 .. 3 3
992405588.UG.FTS.B, 29.49%, 4/20/25 .. 247 258
992406929.UG.FTS.B, 29.49%, 4/20/25 .. 57 5
992409052.UG.FTS.B, 29.49%, 4/20/25 .. 40 41
992415416.UG.FTS.B, 29.49%, 4/20/25 .. 187 195

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992420121.UG.FTS.B, 29.49%, 4/20/25 .. $ 57 $ 59
992431548.UG.FTS.B, 29.49%, 4/20/25 .. 166 172
992442953.UG.FTS.B, 29.49%, 4/20/25 .. 92 95
992444515.UG.FTS.B, 29.49%, 4/20/25 .. 96 101
992451074.UG.FTS.B, 29.49%, 4/20/25 .. 9 9
992452851.UG.FTS.B, 29.49%, 4/20/25 .. 114 115
992467820.UG.FTS.B, 29.49%, 4/20/25 .. 152 158
992475354.UG.FTS.B, 29.49%, 4/20/25 .. 95 99
992483310.UG.FTS.B, 29.49%, 4/20/25 .. 583 612
992483515.UG.FTS.B, 29.49%, 4/20/25 .. 276 –
992484096.UG.FTS.B, 29.49%, 4/20/25 .. 40 –
992502758.UG.FTS.B, 29.49%, 4/20/25 .. 72 74
992596925.UG.FTS.B, 29.49%, 4/20/25 .. 3 3
992625452.UG.FTS.B, 29.49%, 4/20/25 .. 2 2
992351406.UG.FTS.B, 19.99%, 4/21/25 .. 103 105
992359205.UG.FTS.B, 19.99%, 4/21/25 .. 1,100 1,145
992366686.UG.FTS.B, 19.99%, 4/21/25 .. 392 408
992371601.UG.FTS.B, 19.99%, 4/21/25 .. 245 254
992372701.UG.FTS.B, 19.99%, 4/21/25 .. 37 –
992443011.UG.FTS.B, 19.99%, 4/21/25 .. 368 380
992450032.UG.FTS.B, 19.99%, 4/21/25 .. 356 29
992636040.UG.FTS.B, 19.99%, 4/21/25 .. 134 138
992501284.UG.FTS.B, 27.95%, 4/21/25 .. 169 173
992400312.UG.FTS.B, 27.99%, 4/21/25 .. 99 101
992352178.UG.FTS.B, 28.98%, 4/21/25 .. 80 83
992352549.UG.FTS.B, 28.98%, 4/21/25 .. 270 278
992355224.UG.FTS.B, 28.98%, 4/21/25 .. 162 168
992355498.UG.FTS.B, 28.98%, 4/21/25 .. 407 423
992357432.UG.FTS.B, 28.98%, 4/21/25 .. 44 44
992365903.UG.FTS.B, 28.98%, 4/21/25 .. 169 176
992367014.UG.FTS.B, 28.98%, 4/21/25 .. 141 146
992369085.UG.FTS.B, 28.98%, 4/21/25 .. 298 57
992371954.UG.FTS.B, 28.98%, 4/21/25 .. 198 201
992374802.UG.FTS.B, 28.98%, 4/21/25 .. 1,914 1,991
992395539.UG.FTS.B, 28.98%, 4/21/25 .. 286 20
992421606.UG.FTS.B, 28.98%, 4/21/25 .. 35 35
992424168.UG.FTS.B, 28.98%, 4/21/25 .. 63 64
992430462.UG.FTS.B, 28.98%, 4/21/25 .. 65 68
992442321.UG.FTS.B, 28.98%, 4/21/25 .. 68 71
992466997.UG.FTS.B, 28.98%, 4/21/25 .. 45 46
992474567.UG.FTS.B, 28.98%, 4/21/25 .. 44 45
992474971.UG.FTS.B, 28.98%, 4/21/25 .. 299 21
992475529.UG.FTS.B, 28.98%, 4/21/25 .. 46 47
992490876.UG.FTS.B, 28.98%, 4/21/25 .. 121 124
992492521.UG.FTS.B, 28.98%, 4/21/25 .. 236 243
992492615.UG.FTS.B, 28.98%, 4/21/25 .. 57 59
992544590.UG.FTS.B, 28.98%, 4/21/25 .. 51 53
992556960.UG.FTS.B, 28.98%, 4/21/25 .. 362 372
992559324.UG.FTS.B, 28.98%, 4/21/25 .. 143 148
992361323.UG.FTS.B, 29.46%, 4/21/25 .. 686 47
992361782.UG.FTS.B, 29.48%, 4/21/25 .. 148 156
992439403.UG.FTS.B, 29.48%, 4/21/25 .. 186 195
992351042.UG.FTS.B, 29.49%, 4/21/25 .. 96 98
992352023.UG.FTS.B, 29.49%, 4/21/25 .. 123 9
992356432.UG.FTS.B, 29.49%, 4/21/25 .. 13 13
992372228.UG.FTS.B, 29.49%, 4/21/25 .. 92 93
992375667.UG.FTS.B, 29.49%, 4/21/25 .. 302 316
992379817.UG.FTS.B, 29.49%, 4/21/25 .. 107 111
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992383421.UG.FTS.B, 29.49%, 4/21/25 .. $ 107 $ 112
992387229.UG.FTS.B, 29.49%, 4/21/25 .. 449 469
992389361.UG.FTS.B, 29.49%, 4/21/25 .. 70 73
992393754.UG.FTS.B, 29.49%, 4/21/25 .. 11 11
992397379.UG.FTS.B, 29.49%, 4/21/25 .. 85 88
992398418.UG.FTS.B, 29.49%, 4/21/25 .. 734 758
992404163.UG.FTS.B, 29.49%, 4/21/25 .. 129 134
992414821.UG.FTS.B, 29.49%, 4/21/25 .. 116 122
992432150.UG.FTS.B, 29.49%, 4/21/25 .. 181 188
992443019.UG.FTS.B, 29.49%, 4/21/25 .. 89 92
992457548.UG.FTS.B, 29.49%, 4/21/25 .. 137 143
992461461.UG.FTS.B, 29.49%, 4/21/25 .. 73 76
992466482.UG.FTS.B, 29.49%, 4/21/25 .. 628 661
992476858.UG.FTS.B, 29.49%, 4/21/25 .. 70 73
992481160.UG.FTS.B, 29.49%, 4/21/25 .. 248 256
992522366.UG.FTS.B, 29.49%, 4/21/25 .. 236 240
992362597.UG.FTS.B, 19.99%, 4/22/25 .. 113 116
992363953.UG.FTS.B, 19.99%, 4/22/25 .. 194 202
992368413.UG.FTS.B, 19.99%, 4/22/25 .. 388 402
992369131.UG.FTS.B, 19.99%, 4/22/25 .. 2,046 2,130
992369769.UG.FTS.B, 19.99%, 4/22/25 .. 661 679
992374956.UG.FTS.B, 19.99%, 4/22/25 .. 730 756
992377233.UG.FTS.B, 19.99%, 4/22/25 .. 85 88
992384882.UG.FTS.B, 19.99%, 4/22/25 .. 256 266
992401584.UG.FTS.B, 19.99%, 4/22/25 .. 409 426
992418623.UG.FTS.B, 19.99%, 4/22/25 .. 65 67
992438056.UG.FTS.B, 19.99%, 4/22/25 .. 187 191
992514506.UG.FTS.B, 19.99%, 4/22/25 .. 51 53
992529260.UG.FTS.B, 19.99%, 4/22/25 .. 8 8
992552876.UG.FTS.B, 19.99%, 4/22/25 .. 83 87
992561196.UG.FTS.B, 19.99%, 4/22/25 .. 472 491
992621214.UG.FTS.B, 19.99%, 4/22/25 .. 6 6
992629857.UG.FTS.B, 19.99%, 4/22/25 .. 205 213
992390419.UG.FTS.B, 26.48%, 4/22/25 .. 210 219
992387421.UG.FTS.B, 27.95%, 4/22/25 .. 120 123
992418947.UG.FTS.B, 27.95%, 4/22/25 .. 105 –
992464879.UG.FTS.B, 27.95%, 4/22/25 .. 21 21
992542456.UG.FTS.B, 27.95%, 4/22/25 .. 592 615
992409206.UG.FTS.B, 27.99%, 4/22/25 .. 126 126
992543342.UG.FTS.B, 27.99%, 4/22/25 .. 88 13
992361894.UG.FTS.B, 28.98%, 4/22/25 .. 223 227
992362977.UG.FTS.B, 28.98%, 4/22/25 .. 66 69
992363102.UG.FTS.B, 28.98%, 4/22/25 .. 34 34
992367219.UG.FTS.B, 28.98%, 4/22/25 .. 74 76
992367296.UG.FTS.B, 28.98%, 4/22/25 .. 208 216
992368093.UG.FTS.B, 28.98%, 4/22/25 .. 235 240
992368560.UG.FTS.B, 28.98%, 4/22/25 .. 413 423
992369398.UG.FTS.B, 28.98%, 4/22/25 .. 1,479 1,540
992369869.UG.FTS.B, 28.98%, 4/22/25 .. 96 100
992370541.UG.FTS.B, 28.98%, 4/22/25 .. 49 51
992370841.UG.FTS.B, 28.98%, 4/22/25 .. 54 56
992373864.UG.FTS.B, 28.98%, 4/22/25 .. 166 173
992375201.UG.FTS.B, 28.98%, 4/22/25 .. 266 272
992376583.UG.FTS.B, 28.98%, 4/22/25 .. 54 56
992377294.UG.FTS.B, 28.98%, 4/22/25 .. 297 309
992377706.UG.FTS.B, 28.98%, 4/22/25 .. 47 49
992381450.UG.FTS.B, 28.98%, 4/22/25 .. 128 133
992381541.UG.FTS.B, 28.98%, 4/22/25 .. 118 122

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992381682.UG.FTS.B, 28.98%, 4/22/25 .. $ 517 $ 539
992385665.UG.FTS.B, 28.98%, 4/22/25 .. 409 426
992387691.UG.FTS.B, 28.98%, 4/22/25 .. 200 208
992395500.UG.FTS.B, 28.98%, 4/22/25 .. 21 21
992396306.UG.FTS.B, 28.98%, 4/22/25 .. 167 174
992398498.UG.FTS.B, 28.98%, 4/22/25 .. 54 56
992405745.UG.FTS.B, 28.98%, 4/22/25 .. 51 53
992411816.UG.FTS.B, 28.98%, 4/22/25 .. 53 55
992412918.UG.FTS.B, 28.98%, 4/22/25 .. 91 91
992416249.UG.FTS.B, 28.98%, 4/22/25 .. 50 52
992417494.UG.FTS.B, 28.98%, 4/22/25 .. 613 48
992418065.UG.FTS.B, 28.98%, 4/22/25 .. 690 696
992420668.UG.FTS.B, 28.98%, 4/22/25 .. 155 158
992421488.UG.FTS.B, 28.98%, 4/22/25 .. 171 176
992431746.UG.FTS.B, 28.98%, 4/22/25 .. 161 167
992432797.UG.FTS.B, 28.98%, 4/22/25 .. 88 91
992439548.UG.FTS.B, 28.98%, 4/22/25 .. 147 11
992440124.UG.FTS.B, 28.98%, 4/22/25 .. 51 52
992440865.UG.FTS.B, 28.98%, 4/22/25 .. 86 87
992446297.UG.FTS.B, 28.98%, 4/22/25 .. 122 126
992449500.UG.FTS.B, 28.98%, 4/22/25 .. 133 138
992450447.UG.FTS.B, 28.98%, 4/22/25 .. 50 52
992455341.UG.FTS.B, 28.98%, 4/22/25 .. 149 151
992455451.UG.FTS.B, 28.98%, 4/22/25 .. 10 10
992458748.UG.FTS.B, 28.98%, 4/22/25 .. 107 111
992458755.UG.FTS.B, 28.98%, 4/22/25 .. 61 63
992468827.UG.FTS.B, 28.98%, 4/22/25 .. 534 37
992480717.UG.FTS.B, 28.98%, 4/22/25 .. 173 179
992482020.UG.FTS.B, 28.98%, 4/22/25 .. 1,870 1,942
992491464.UG.FTS.B, 28.98%, 4/22/25 .. 986 1,021
992496078.UG.FTS.B, 28.98%, 4/22/25 .. 1,295 1,348
992497455.UG.FTS.B, 28.98%, 4/22/25 .. 216 222
992507230.UG.FTS.B, 28.98%, 4/22/25 .. 66 67
992524050.UG.FTS.B, 28.98%, 4/22/25 .. 111 114
992525490.UG.FTS.B, 28.98%, 4/22/25 .. 46 48
992537398.UG.FTS.B, 28.98%, 4/22/25 .. 619 640
992554445.UG.FTS.B, 28.98%, 4/22/25 .. 370 382
992557834.UG.FTS.B, 28.98%, 4/22/25 .. 81 84
992565533.UG.FTS.B, 28.98%, 4/22/25 .. 127 130
992604122.UG.FTS.B, 28.98%, 4/22/25 .. 115 118
992363342.UG.FTS.B, 29.45%, 4/22/25 .. 76 79
992366977.UG.FTS.B, 29.45%, 4/22/25 .. 171 13
992381102.UG.FTS.B, 29.45%, 4/22/25 .. 93 94
992391759.UG.FTS.B, 29.45%, 4/22/25 .. 13 13
992465290.UG.FTS.B, 29.45%, 4/22/25 .. 155 –
992362219.UG.FTS.B, 29.46%, 4/22/25 .. 403 417
992365556.UG.FTS.B, 29.46%, 4/22/25 .. 100 103
992368238.UG.FTS.B, 29.46%, 4/22/25 .. 574 592
992377928.UG.FTS.B, 29.46%, 4/22/25 .. 12 12
992392194.UG.FTS.B, 29.46%, 4/22/25 .. 70 73
992392369.UG.FTS.B, 29.46%, 4/22/25 .. 48 49
992394478.UG.FTS.B, 29.46%, 4/22/25 .. 411 417
992395944.UG.FTS.B, 29.46%, 4/22/25 .. 44 45
992418116.UG.FTS.B, 29.46%, 4/22/25 .. 485 33
992470065.UG.FTS.B, 29.46%, 4/22/25 .. 26 27
992479842.UG.FTS.B, 29.46%, 4/22/25 .. 60 62
992533497.UG.FTS.B, 29.46%, 4/22/25 .. 190 198
992584431.UG.FTS.B, 29.46%, 4/22/25 .. 52 54
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992366927.UG.FTS.B, 29.47%, 4/22/25 .. $ 102 $ 106
992417168.UG.FTS.B, 29.47%, 4/22/25 .. 61 62
992468980.UG.FTS.B, 29.47%, 4/22/25 .. 57 60
992516460.UG.FTS.B, 29.47%, 4/22/25 .. 76 80
992519663.UG.FTS.B, 29.47%, 4/22/25 .. 36 38
992363747.UG.FTS.B, 29.48%, 4/22/25 .. 58 61
992365747.UG.FTS.B, 29.48%, 4/22/25 .. 304 319
992367302.UG.FTS.B, 29.48%, 4/22/25 .. 41 41
992376821.UG.FTS.B, 29.48%, 4/22/25 .. 671 707
992528527.UG.FTS.B, 29.48%, 4/22/25 .. 77 80
992583905.UG.FTS.B, 29.48%, 4/22/25 .. 15 15
992362460.UG.FTS.B, 29.49%, 4/22/25 .. 224 –
992362463.UG.FTS.B, 29.49%, 4/22/25 .. 83 87
992364268.UG.FTS.B, 29.49%, 4/22/25 .. 53 56
992364470.UG.FTS.B, 29.49%, 4/22/25 .. 86 89
992365260.UG.FTS.B, 29.49%, 4/22/25 .. 176 180
992366822.UG.FTS.B, 29.49%, 4/22/25 .. 930 970
992369526.UG.FTS.B, 29.49%, 4/22/25 .. 149 152
992369764.UG.FTS.B, 29.49%, 4/22/25 .. 719 744
992373418.UG.FTS.B, 29.49%, 4/22/25 .. 84 88
992376987.UG.FTS.B, 29.49%, 4/22/25 .. 48 50
992377029.UG.FTS.B, 29.49%, 4/22/25 .. 17 17
992377107.UG.FTS.B, 29.49%, 4/22/25 .. 615 635
992380732.UG.FTS.B, 29.49%, 4/22/25 .. 149 157
992382649.UG.FTS.B, 29.49%, 4/22/25 .. 88 91
992385494.UG.FTS.B, 29.49%, 4/22/25 .. 4 4
992387430.UG.FTS.B, 29.49%, 4/22/25 .. 109 –
992387814.UG.FTS.B, 29.49%, 4/22/25 .. 36 37
992388932.UG.FTS.B, 29.49%, 4/22/25 .. 77 78
992390795.UG.FTS.B, 29.49%, 4/22/25 .. 63 65
992393084.UG.FTS.B, 29.49%, 4/22/25 .. 33 33
992396468.UG.FTS.B, 29.49%, 4/22/25 .. 265 40
992399453.UG.FTS.B, 29.49%, 4/22/25 .. 113 118
992404011.UG.FTS.B, 29.49%, 4/22/25 .. 6 6
992414935.UG.FTS.B, 29.49%, 4/22/25 .. 371 387
992419369.UG.FTS.B, 29.49%, 4/22/25 .. 120 124
992419799.UG.FTS.B, 29.49%, 4/22/25 .. 62 64
992420242.UG.FTS.B, 29.49%, 4/22/25 .. 80 83
992420248.UG.FTS.B, 29.49%, 4/22/25 .. 67 70
992422521.UG.FTS.B, 29.49%, 4/22/25 .. 38 39
992427395.UG.FTS.B, 29.49%, 4/22/25 .. 62 65
992427949.UG.FTS.B, 29.49%, 4/22/25 .. 49 51
992435188.UG.FTS.B, 29.49%, 4/22/25 .. 87 88
992445035.UG.FTS.B, 29.49%, 4/22/25 .. 431 64
992445486.UG.FTS.B, 29.49%, 4/22/25 .. 131 138
992448379.UG.FTS.B, 29.49%, 4/22/25 .. 81 6
992454195.UG.FTS.B, 29.49%, 4/22/25 .. 9 9
992464276.UG.FTS.B, 29.49%, 4/22/25 .. 87 88
992475726.UG.FTS.B, 29.49%, 4/22/25 .. 19 19
992477452.UG.FTS.B, 29.49%, 4/22/25 .. 136 139
992477516.UG.FTS.B, 29.49%, 4/22/25 .. 44 46
992479682.UG.FTS.B, 29.49%, 4/22/25 .. 109 114
992487374.UG.FTS.B, 29.49%, 4/22/25 .. 62 63
992488959.UG.FTS.B, 29.49%, 4/22/25 .. 165 171
992494128.UG.FTS.B, 29.49%, 4/22/25 .. 155 11
992496171.UG.FTS.B, 29.49%, 4/22/25 .. 186 194
992502694.UG.FTS.B, 29.49%, 4/22/25 .. 74 75
992508820.UG.FTS.B, 29.49%, 4/22/25 .. 124 130

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992515474.UG.FTS.B, 29.49%, 4/22/25 .. $ 74 $ 75
992515660.UG.FTS.B, 29.49%, 4/22/25 .. 130 137
992516313.UG.FTS.B, 29.49%, 4/22/25 .. 184 193
992519259.UG.FTS.B, 29.49%, 4/22/25 .. 101 104
992519839.UG.FTS.B, 29.49%, 4/22/25 .. 149 155
992523134.UG.FTS.B, 29.49%, 4/22/25 .. 118 124
992532351.UG.FTS.B, 29.49%, 4/22/25 .. 313 329
992534566.UG.FTS.B, 29.49%, 4/22/25 .. 441 30
992541032.UG.FTS.B, 29.49%, 4/22/25 .. 29 30
992545069.UG.FTS.B, 29.49%, 4/22/25 .. 62 63
992552564.UG.FTS.B, 29.49%, 4/22/25 .. 193 201
992564506.UG.FTS.B, 29.49%, 4/22/25 .. 164 168
992564584.UG.FTS.B, 29.49%, 4/22/25 .. 350 355
992573800.UG.FTS.B, 29.49%, 4/22/25 .. 85 85
992595569.UG.FTS.B, 29.49%, 4/22/25 .. 197 204
992602719.UG.FTS.B, 29.49%, 4/22/25 .. 190 197
992607665.UG.FTS.B, 29.49%, 4/22/25 .. 47 49
992611652.UG.FTS.B, 29.49%, 4/22/25 .. 33 35
992624887.UG.FTS.B, 29.49%, 4/22/25 .. 147 152
992626537.UG.FTS.B, 29.49%, 4/22/25 .. 56 57
991884399.UG.FTS.B, 29.49%, 4/25/25 .. 59 60
992239074.UG.FTS.B, 28.98%, 5/08/25 .. 73 74
992182530.UG.FTS.B, 19.99%, 5/09/25 .. 66 67
992135526.UG.FTS.B, 28.98%, 5/09/25 .. 745 765
992066033.UG.FTS.B, 29.49%, 5/09/25 .. 45 38
991857987.UG.FTS.B, 21.46%, 5/23/25 .. 145 1
992096689.UG.FTS.B, 28.98%, 5/23/25 .. 103 108
991861717.UG.FTS.B, 21.46%, 5/24/25 .. 352 286
991996253.UG.FTS.B, 29.49%, 5/24/25 .. 195 157
992102475.UG.FTS.B, 29.49%, 5/25/25 .. 1,040 1,087
992217835.UG.FTS.B, 29.49%, 6/08/25 .. 152 10
992282384.UG.FTS.B, 16.99%, 6/09/25 .. 175 177
992015058.UG.FTS.B, 28.98%, 6/09/25 .. 182 150
992034556.UG.FTS.B, 28.98%, 6/09/25 .. 364 105
991986129.UG.FTS.B, 29.46%, 6/09/25 .. 318 96
991987387.UG.FTS.B, 29.48%, 6/09/25 .. 919 256
992287169.UG.FTS.B, 19.99%, 6/12/25 .. 55 58
992238765.UG.FTS.B, 20.97%, 6/12/25 .. 209 57
992196449.UG.FTS.B, 29.49%, 6/18/25 .. 104 89
992381721.UG.FTS.B, 28.98%, 6/19/25 .. 111 89
992085309.UG.FTS.B, 19.99%, 6/20/25 .. 160 163
992085973.UG.FTS.B, 19.99%, 6/20/25 .. 118 122
992270406.UG.FTS.B, 29.49%, 6/20/25 .. 57 60
992101807.UG.FTS.B, 29.49%, 6/23/25 .. 647 679
992235065.UG.FTS.B, 19.8%, 7/02/25 ... 156 159
992348109.UG.FTS.B, 16.99%, 7/06/25 .. 400 408
992254629.UG.FTS.B, 17.99%, 7/06/25 .. 379 295
991963921.UG.FTS.B, 28.98%, 7/08/25 .. 449 466
992189172.UG.FTS.B, 28.98%, 7/09/25 .. 914 940
991984558.UG.FTS.B, 29.49%, 7/09/25 .. 157 161
992018172.UG.FTS.B, 29.49%, 7/09/25 .. 292 299
992246618.UG.FTS.B, 28.98%, 7/11/25 .. 90 12
992404083.UG.FTS.B, 28.98%, 7/18/25 .. 525 419
992057082.UG.FTS.B, 29.46%, 7/18/25 .. 672 687
992363247.UG.FTS.B, 28.98%, 7/20/25 .. 749 615
992120728.UG.FTS.B, 29.46%, 7/20/25 .. 59 62
992172097.UG.FTS.B, 29.46%, 7/20/25 .. 62 64
992093233.UG.FTS.B, 29.47%, 7/20/25 .. 1,173 1,238
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992083215.UG.FTS.B, 29.49%, 7/20/25 .. $ 78 $ 81
992485527.UG.FTS.B, 29.49%, 7/20/25 .. 141 114
992626804.UG.FTS.B, 29.49%, 7/20/25 .. 69 61
992347993.UG.FTS.B, 29.49%, 7/21/25 .. 313 328
992183546.UG.FTS.B, 24.95%, 7/30/25 .. 138 42
992304599.UG.FTS.B, 28.98%, 8/14/25 .. 406 418
992365288.UG.FTS.B, 28.98%, 8/18/25 .. 1,074 1,093
992486021.UG.FTS.B, 29.49%, 8/18/25 .. 486 494
992404107.UG.FTS.B, 29.49%, 8/19/25 .. 34 35
992124027.UG.FTS.B, 22.97%, 8/20/25 .. 289 294
992413480.UG.FTS.B, 28.98%, 8/20/25 .. 641 44
992474651.UG.FTS.B, 29.46%, 8/20/25 .. 288 302
992583285.UG.FTS.B, 29.48%, 8/20/25 .. 6 6
992395091.UG.FTS.B, 29.49%, 8/20/25 .. 129 133
992514855.UG.FTS.B, 29.49%, 8/20/25 .. 74 75
991992424.UG.FTS.B, 28.98%, 9/09/25 .. 238 59
992344998.UG.FTS.B, 19.99%, 9/18/25 .. 1,026 86
992218353.UG.FTS.B, 28.98%, 9/20/25 .. 910 950
992237498.UG.FTS.B, 15.97%, 9/30/25 .. 4,763 336
992131355.UG.FTS.B, 29.49%, 10/08/25 . 157 165
992495731.UG.FTS.B, 28.98%, 10/20/25 . 489 512
992508696.UG.FTS.B, 29.48%, 10/20/25 . 67 72
991952166.UG.FTS.B, 29.49%, 11/06/25 . 449 469
992100757.UG.FTS.B, 29.48%, 11/09/25 . 242 254
991994026.UG.FTS.B, 29.49%, 11/09/25 . 1,700 1,256
992452704.UG.FTS.B, 19.99%, 11/19/25 . 143 150
992573827.UG.FTS.B, 19.99%, 11/19/25 . 1,243 1,294
992401655.UG.FTS.B, 29.49%, 11/19/25 . 715 563
992497464.UG.FTS.B, 19.99%, 11/20/25 . 81 86
992273158.UG.FTS.B, 28.98%, 11/20/25 . 386 284
992405476.UG.FTS.B, 29.45%, 11/20/25 . 219 230
992157039.UG.FTS.B, 29.49%, 12/09/25 . 360 25
992077359.UG.FTS.B, 29.49%, 12/18/25 . 137 103
992385553.UG.FTS.B, 29.49%, 12/18/25 . 115 121
992217550.UG.FTS.B, 28.98%, 12/20/25 . 146 111
992382150.UG.FTS.B, 29.49%, 12/20/25 . 240 255
992038832.UG.FTS.B, 28.98%, 1/09/26 .. 837 875
992011909.UG.FTS.B, 29.49%, 1/09/26 .. 279 288
992342047.UG.FTS.B, 29.48%, 1/18/26 .. 677 722
992338857.UG.FTS.B, 29.49%, 1/18/26 .. 273 202
992177492.UG.FTS.B, 28.98%, 1/20/26 .. 463 486
992425148.UG.FTS.B, 28.98%, 1/20/26 .. 209 159
992013511.UG.FTS.B, 29.47%, 2/08/26 .. 73 55
992552775.UG.FTS.B, 28.98%, 2/20/26 .. 201 212
992596176.UG.FTS.B, 28.98%, 2/20/26 .. 342 355
992600132.UG.FTS.B, 29.46%, 2/20/26 .. 123 17
992168147.UG.FTS.B, 19.99%, 3/08/26 .. 1,309 1,367
992030038.UG.FTS.B, 29.45%, 3/09/26 .. 128 35
992159329.UG.FTS.B, 21.98%, 3/29/26 .. 175 125
992287298.UG.FTS.B, 29.49%, 4/12/26 .. 204 144
992075322.UG.FTS.B, 19.99%, 4/20/26 .. 199 208
992093069.UG.FTS.B, 28.98%, 4/20/26 .. 159 111
992397329.UG.FTS.B, 29.49%, 4/20/26 .. 55 57
992597371.UG.FTS.B, 29.49%, 4/20/26 .. 192 199
992218057.UG.FTS.B, 18.97%, 4/30/26 .. 181 132
992088318.UG.FTS, 0.17%, 6/01/26 ..... 67 67
992236730.UG.FTS.B, 29.49%, 7/09/26 .. 195 13
992089191.UG.FTS.B, 29.48%, 8/20/26 .. 405 407

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992238434.UG.FTS.B, 28.98%, 9/12/26 .. $ 644 $ 660
992430690.UG.FTS.B, 29.49%, 9/18/26 .. 626 447
992120980.UG.FTS.B, 29.49%, 9/19/26 .. 438 463
991965134.UG.FTS.B, 28.98%, 11/08/26 . 146 5
991995550.UG.FTS.B, 26.94%, 12/09/26 . 1,663 –
992002435.UG.FTS.B, 28.98%, 1/08/27 .. 243 240
992133652.UG.FTS.B, 28.98%, 3/08/27 .. 122 81
992225456.UG.FTS.B, 22.36%, 3/12/27 .. 566 594
992058890.UG.FTS.B, 29.49%, 3/18/27 .. 110 4
992220224.UG.FTS.B, 19.99%, 4/04/27 .. 1,931 2,026
992227359.UG.FTS.B, 19.99%, 4/04/27 .. 39 39
992239940.UG.FTS.B, 15.99%, 4/08/27 .. 830 870
992277625.UG.FTS.B, 15.99%, 4/13/27 .. 964 1,004
992296704.UG.FTS.B, 16.99%, 4/15/27 .. 1,801 1,893
992355043.UG.FTS.B, 28.98%, 4/19/27 .. 1,547 1,587
992156587.UG.FTS.B, 29.49%, 9/09/27 .. 220 227
992193819.UG.FTS.B, 22.36%, 11/29/27 . 105 109
992307006.UG.FTS.B, 29.49%, 7/12/28 .. 19 1
992175153.UG.FTS.B, 29.47%, 12/08/28 . 1 –
991963105.UG.FTS.B, 29.49%, 3/08/29 .. 19 –
992128285.UG.FTS.B, 29.49%, 3/09/29 .. 9 1
992082470.UG.FTS.B, 25.44%, 3/20/29 .. 83 6
992322378.UG.FTS.B, 29.46%, 3/20/29 .. 5 –
992084847.UG.FTS.B, 29.47%, 3/20/29 .. 21 1
992075137.UG.FTS.B, 29.49%, 3/20/29 .. 48 3
992112456.UG.FTS.B, 29.49%, 3/20/29 .. 98 8
992114050.UG.FTS.B, 29.49%, 3/20/29 .. 9 9
992306818.UG.FTS.B, 28.48%, 4/14/29 .. 5 –
992384552.UG.FTS.B, 29.49%, 4/17/29 .. 94 –
992344302.UG.FTS.B, 29.48%, 4/18/29 .. 186 13
992445119.UG.FTS.B, 29.49%, 4/18/29 .. 80 5
992471190.UG.FTS.B, 29.49%, 4/18/29 .. 124 114
992482557.UG.FTS.B, 29.49%, 4/18/29 .. 15 –
992443789.UG.FTS.B, 29.49%, 4/19/29 .. 54 4
992425682.UG.FTS.B, 29.46%, 4/20/29 .. 14 –
992388520.UG.FTS.B, 29.47%, 4/20/29 .. 27 2
992452791.UG.FTS.B, 29.49%, 4/20/29 .. 1 –
992485368.UG.FTS.B, 29.49%, 4/20/29 .. 28 1
992536091.UG.FTS.B, 29.49%, 4/20/29 .. 260 18
992306028.UG.FTS.B, 28.98%, 5/14/29 .. 3 3
992566101.UG.FTS.B, 28.98%, 5/20/29 .. 9 1
992135817.UG.FTS.B, 29.49%, 5/20/29 .. 59 4
992344862.UG.FTS.B, 29.45%, 5/21/29 .. 9 1
991988264.UG.FTS.B, 29.49%, 6/08/29 .. 26 16
991994214.UG.FTS.B, 29.48%, 6/09/29 .. 117 7
992480966.UG.FTS.B, 29.49%, 6/20/29 .. 52 4
992202635.UG.FTS.B, 20.96%, 6/29/29 .. 19 19
992214868.UG.FTS.B, 26.44%, 7/03/29 .. 94 45
991999086.UG.FTS.B, 15.97%, 7/05/29 .. 17 17
992005128.UG.FTS.B, 27.99%, 7/06/29 .. 2 2
991993621.UG.FTS.B, 27.95%, 7/08/29 .. 4 4
991988975.UG.FTS.B, 29.49%, 7/08/29 .. 33 3
991995847.UG.FTS.B, 29.49%, 7/08/29 .. 6 3
992167986.UG.FTS.B, 29.49%, 7/09/29 .. 6 6
992308596.UG.FTS.B, 29.49%, 7/14/29 .. 14 14
992309433.UG.FTS.B, 29.49%, 7/14/29 .. 133 9
992207343.UG.FTS.B, 27.95%, 7/18/29 .. 12 2
992154424.UG.FTS.B, 27.99%, 7/18/29 .. 26 4
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992359352.UG.FTS.B, 29.49%, 7/18/29 .. $ 37 $ 37
992480960.UG.FTS.B, 28.98%, 7/20/29 .. 2 2
992538707.UG.FTS.B, 29.48%, 7/20/29 .. 16 16
992167691.UG.FTS.B, 29.49%, 7/20/29 .. 3 3
992151176.UG.FTS.B, 16.99%, 7/27/29 .. 1 1
992078124.UG.FTS.B, 29.49%, 4/08/32 .. 7 7
992339560.UG.FTS.B, 15%, 6/29/32 ..... 8 1
281,180
Upstart Network, Inc.
L1720742.UP.FTS.B, 7.25%, 9/16/24 .... 330 328
L1721566.UP.FTS.B, 14.24%, 9/16/24 .... 802 805
L1714038.UP.FTS.B, 16.16%, 9/16/24 .... 164 165
FW1721072.UP.FTS.B, 27.91%, 9/16/24 .. 788 774
FW1720347.UP.FTS.B, 28.7%, 9/16/24 ... 191 188
FW1722168.UP.FTS.B, 28.72%, 9/16/24 .. 597 600
L1894457.UP.FTS.B, 10.23%, 10/21/24 ... 482 481
L1895825.UP.FTS.B, 11.61%, 10/21/24 ... 903 903
L1891692.UP.FTS.B, 14.71%, 10/21/24 ... 222 214
L1890791.UP.FTS.B, 16.66%, 10/21/24 ... 687 691
L1893727.UP.FTS.B, 17.94%, 10/21/24 ... 405 60
FW1892688.UP.FTS.B, 18.33%, 10/21/24 . 2,136 2,151
FW1892653.UP.FTS.B, 19.01%, 10/21/24 . 452 455
L1892162.UP.FTS.B, 19.36%, 10/21/24 ... 638 639
FW1891505.UP.FTS.B, 21.84%, 10/21/24 . 571 558
FW1892240.UP.FTS.B, 22.75%, 10/21/24 . 576 581
FW1891670.UP.FTS.B, 25.4%, 10/21/24 .. 490 494
FW1893899.UP.FTS.B, 29.21%, 10/21/24 . 1,490 1,500
FW1893137.UP.FTS.B, 29.93%, 10/21/24 . 820 826
L1878535.UP.FTS.B, 15.12%, 10/27/24 ... 673 677
L2018233.UP.FTS.B, 7.02%, 11/10/24 .... 1,131 1,124
L2016577.UP.FTS.B, 10.96%, 11/10/24 ... 318 317
L2016209.UP.FTS.B, 12.12%, 11/10/24 ... 1,033 76
L1985791.UP.FTS.B, 12.67%, 11/10/24 ... 283 282
FW2016328.UP.FTS.B, 12.86%, 11/10/24 . 488 488
L2018339.UP.FTS.B, 13.97%, 11/10/24 ... 906 906
FW2001495.UP.FTS.B, 15.25%, 11/10/24 . 184 184
L2017093.UP.FTS.B, 16.12%, 11/10/24 ... 203 204
L2018393.UP.FTS.B, 21.57%, 11/10/24 ... 1,077 1,084
FW2016840.UP.FTS.B, 22.02%, 11/10/24 . 325 327
L2016819.UP.FTS.B, 23.01%, 11/10/24 ... 365 367
L2016119.UP.FTS.B, 23.12%, 11/10/24 ... 584 588
L2016919.UP.FTS.B, 23.32%, 11/10/24 ... 253 255
FW2018024.UP.FTS.B, 26.15%, 11/10/24 . 418 419
FW2015791.UP.FTS.B, 26.34%, 11/10/24 . 224 158
FW2016457.UP.FTS.B, 29.16%, 11/10/24 . 545 549
L2111723.UP.FTS.B, 6.93%, 11/24/24 .... 728 723
L2111318.UP.FTS.B, 8.45%, 11/24/24 .... 1,335 1,333
L2111648.UP.FTS.B, 14.96%, 11/24/24 ... 367 371
L2110559.UP.FTS.B, 17.14%, 11/24/24 ... 543 546
FW2112100.UP.FTS.B, 17.32%, 11/24/24 . 1,368 1,382
FW2111730.UP.FTS.B, 27.96%, 11/24/24 . 672 680
L2261401.UP.FTS.B, 6.66%, 12/16/24 .... 1,791 1,781
L2261540.UP.FTS.B, 8.28%, 12/16/24 .... 1,197 1,196
L2216224.UP.FTS.B, 8.42%, 12/16/24 .... 978 977
L2229763.UP.FTS.B, 9.3%, 12/16/24 .... 217 209
L2259209.UP.FTS.B, 12.08%, 12/16/24 ... 963 964
L2262614.UP.FTS.B, 13.43%, 12/16/24 ... 1,957 1,956

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2259776.UP.FTS.B, 16.46%, 12/16/24 ... $ 1,414 $ 1,426
L2261925.UP.FTS.B, 16.82%, 12/16/24 ... 433 437
L2266042.UP.FTS.B, 17.15%, 12/16/24 ... 1,865 1,879
L2262131.UP.FTS.B, 19.12%, 12/16/24 ... 1,250 1,262
L2261606.UP.FTS.B, 19.86%, 12/16/24 ... 1,261 1,272
L2250028.UP.FTS.B, 23.42%, 12/16/24 ... 1,004 1,013
FW2262386.UP.FTS.B, 27.26%, 12/16/24 . 227 229
FW2266872.UP.FTS.B, 27.8%, 12/16/24 .. 1,143 1,154
FW2266624.UP.FTS.B, 28.53%, 12/16/24 . 297 300
L2270141.UP.FTS.B, 5.94%, 12/17/24 .... 896 890
L2268969.UP.FTS.B, 7.2%, 12/17/24 .... 695 667
L2267343.UP.FTS.B, 7.39%, 12/17/24 .... 274 273
L2271135.UP.FTS.B, 7.67%, 12/17/24 .... 366 365
L2269231.UP.FTS.B, 7.89%, 12/17/24 .... 2,537 2,528
L2269156.UP.FTS.B, 9.26%, 12/17/24 .... 373 372
L2269100.UP.FTS.B, 10.48%, 12/17/24 ... 1,135 1,135
FW2269087.UP.FTS.B, 11.05%, 12/17/24 . 3,438 3,437
FW2268004.UP.FTS.B, 12.87%, 12/17/24 . 293 293
L2269551.UP.FTS.B, 13.05%, 12/17/24 ... 487 487
L2270701.UP.FTS.B, 13.05%, 12/17/24 ... 487 487
L2268204.UP.FTS.B, 14.83%, 12/17/24 ... 198 198
FW2268289.UP.FTS.B, 15.32%, 12/17/24 . 385 388
FW2269010.UP.FTS.B, 16.43%, 12/17/24 . 1,631 1,642
FW2269098.UP.FTS.B, 17.2%, 12/17/24 .. 331 14
L2270546.UP.FTS.B, 18.98%, 12/17/24 ... 1,041 1,050
FW2270407.UP.FTS.B, 19.41%, 12/17/24 . 973 980
FW2271067.UP.FTS.B, 26.83%, 12/17/24 . 905 914
FW2269631.UP.FTS.B, 28.28%, 12/17/24 . 1,523 1,539
FW2271142.UP.FTS.B, 29.18%, 12/17/24 . 232 234
L2262060.UP.FTS.B, 13.31%, 12/22/24 ... 685 686
L2268276.UP.FTS.B, 21.79%, 12/23/24 ... 1,071 1,082
FW2474019.UP.FTS.B, 7.98%, 1/20/25 ... 329 327
L2475664.UP.FTS.B, 9.31%, 1/20/25 .... 1,083 1,082
L2473468.UP.FTS.B, 13.72%, 1/20/25 .... 11,383 823
L2470533.UP.FTS.B, 13.91%, 1/20/25 .... 437 437
FW2471736.UP.FTS.B, 17.65%, 1/20/25 .. 802 810
FW2474339.UP.FTS.B, 22.4%, 1/20/25 ... 91 91
L2475291.UP.FTS.B, 22.47%, 1/20/25 .... 487 492
FW2471424.UP.FTS.B, 26.66%, 1/20/25 .. 783 789
FW2473893.UP.FTS.B, 26.7%, 1/20/25 ... 286 289
L2477325.UP.FTS.B, 5.03%, 1/21/25 .... 9,248 9,196
FW2481417.UP.FTS.B, 5.45%, 1/21/25 ... 5,232 5,003
L2480101.UP.FTS.B, 5.52%, 1/21/25 .... 726 722
L2477182.UP.FTS.B, 5.56%, 1/21/25 .... 311 310
L2480415.UP.FTS.B, 6.21%, 1/21/25 .... 613 609
FW2476655.UP.FTS.B, 6.3%, 1/21/25 .... 2,512 2,497
L2480190.UP.FTS.B, 6.98%, 1/21/25 .... 1,266 1,259
L2480122.UP.FTS.B, 7.02%, 1/21/25 .... 291 289
L2478511.UP.FTS.B, 7.09%, 1/21/25 ..... 766 761
FW2478250.UP.FTS.B, 7.15%, 1/21/25 ... 2,113 2,101
FW2480938.UP.FTS.B, 7.33%, 1/21/25 ... 1,463 234
L2479650.UP.FTS.B, 7.87%, 1/21/25 .... 972 934
L2481282.UP.FTS.B, 9.2%, 1/21/25 ..... 143 143
FW2478471.UP.FTS.B, 9.25%, 1/21/25 ... 866 866
L2480424.UP.FTS.B, 9.27%, 1/21/25 .... 3,247 3,245
L2475861.UP.FTS.B, 9.49%, 1/21/25 .... 2,161 2,160
L2476979.UP.FTS.B, 9.95%, 1/21/25 .... 1,294 1,294
L2480429.UP.FTS.B, 10.33%, 1/21/25 .... 708 707
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2477601.UP.FTS.B, 10.36%, 1/21/25 .... $ 220 $ 219
L2480719.UP.FTS.B, 10.39%, 1/21/25 .... 2,192 2,191
L2474988.UP.FTS.B, 11.93%, 1/21/25 .... 3,618 3,491
L2478459.UP.FTS.B, 12.7%, 1/21/25 .... 981 945
L2479789.UP.FTS.B, 13.9%, 1/21/25 .... 2,232 2,237
L2478515.UP.FTS.B, 17.23%, 1/21/25 .... 3,731 3,771
FW2475769.UP.FTS.B, 19.11%, 1/21/25 .. 1,324 1,339
FW2477321.UP.FTS.B, 21.33%, 1/21/25 .. 489 495
FW2480050.UP.FTS.B, 22.48%, 1/21/25 .. 300 302
L2475641.UP.FTS.B, 23.24%, 1/21/25 .... 229 231
FW2476942.UP.FTS.B, 24.18%, 1/21/25 .. 1,181 1,148
FW2481245.UP.FTS.B, 25.29%, 1/21/25 .. 769 778
FW2475936.UP.FTS.B, 29.09%, 1/21/25 .. 1,503 1,520
L2653951.UP.FTS.B, 6.48%, 2/18/25 .... 1,401 1,392
L2655641.UP.FTS.B, 8.17%, 2/18/25 .... 2,443 2,438
L2653470.UP.FTS.B, 9.9%, 2/18/25 ..... 372 372
FW2653772.UP.FTS.B, 12.73%, 2/18/25 .. 1,044 1,043
L2655802.UP.FTS.B, 13.7%, 2/18/25 .... 10,917 10,935
FW2657387.UP.FTS.B, 15.36%, 2/18/25 .. 1,575 1,591
FW2655306.UP.FTS.B, 16.76%, 2/18/25 .. 266 269
FW2657575.UP.FTS.B, 20.06%, 2/18/25 .. 775 55
FW2653011.UP.FTS.B, 20.27%, 2/18/25 .. 60 60
L2655839.UP.FTS.B, 20.67%, 2/18/25 .... 1,419 1,430
FW2657763.UP.FTS.B, 25.51%, 2/18/25 .. 694 225
FW2651300.UP.FTS.B, 26.41%, 2/18/25 .. 3,036 2,946
FW2653018.UP.FTS.B, 28.19%, 2/18/25 .. 2,023 1,960
FW2655008.UP.FTS.B, 28.32%, 2/18/25 .. 1,193 1,205
L1720797.UP.FTS.B, 13.29%, 2/22/25 .... 818 817
L2789474.UP.FTS.B, 5.35%, 3/14/25 .... 13,270 13,175
FW2782638.UP.FTS.B, 6.35%, 3/14/25 ... 805 799
L2789162.UP.FTS.B, 6.79%, 3/14/25 .... 1,474 1,465
L2781429.UP.FTS.B, 7.28%, 3/14/25 .... 909 902
L2790004.UP.FTS.B, 7.29%, 3/14/25 .... 298 296
FW2780242.UP.FTS.B, 7.32%, 3/14/25 ... 1,627 1,615
L2780817.UP.FTS.B, 8.23%, 3/14/25 .... 4,142 4,132
L2708925.UP.FTS.B, 8.54%, 3/14/25 .... 4,396 4,385
L2782839.UP.FTS.B, 8.65%, 3/14/25 .... 5,254 5,241
L2790033.UP.FTS.B, 8.96%, 3/14/25 .... 2,063 1,977
L2788652.UP.FTS.B, 9.29%, 3/14/25 .... 9,619 9,606
FW2780431.UP.FTS.B, 9.37%, 3/14/25 ... 554 553
L2786390.UP.FTS.B, 9.45%, 3/14/25 .... 2,420 2,414
L2787312.UP.FTS.B, 9.5%, 3/14/25 ..... 1,458 1,456
FW2789186.UP.FTS.B, 9.55%, 3/14/25 ... 1,389 1,385
L2782831.UP.FTS.B, 9.91%, 3/14/25 .... 11,025 11,010
L2787472.UP.FTS.B, 9.97%, 3/14/25 .... 2,566 2,560
L2784267.UP.FTS.B, 10.12%, 3/14/25 .... 587 585
L2784498.UP.FTS.B, 10.44%, 3/14/25 .... 14,021 13,986
FW2790618.UP.FTS.B, 11.07%, 3/14/25 .. 847 846
L2784868.UP.FTS.B, 11.13%, 3/14/25 .... 1,249 1,245
FW2785947.UP.FTS.B, 11.48%, 3/14/25 .. 1,219 1,216
L2785788.UP.FTS.B, 11.62%, 3/14/25 .... 12,490 12,479
FW2782834.UP.FTS.B, 11.66%, 3/14/25 .. 3,065 3,067
FW2789650.UP.FTS.B, 11.79%, 3/14/25 .. 285 284
L2782511.UP.FTS.B, 12.01%, 3/14/25 .... 940 939
L2783638.UP.FTS.B, 12.12%, 3/14/25 .... 2,283 2,281
L2781981.UP.FTS.B, 12.17%, 3/14/25 .... 285 285
FW2790770.UP.FTS.B, 12.38%, 3/14/25 .. 2,432 2,426
L2785153.UP.FTS.B, 12.45%, 3/14/25 .... 1,862 1,863

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2785167.UP.FTS.B, 12.55%, 3/14/25 .... $ 2,866 $ 2,864
L2779841.UP.FTS.B, 13.12%, 3/14/25 .... 2,927 2,925
FW2788740.UP.FTS.B, 13.18%, 3/14/25 .. 2,110 2,102
L2786541.UP.FTS.B, 13.29%, 3/14/25 .... 3,466 3,463
L2781476.UP.FTS.B, 13.87%, 3/14/25 .... 9,759 9,428
L2785794.UP.FTS.B, 14%, 3/14/25 ...... 810 776
L2782270.UP.FTS.B, 14.18%, 3/14/25 .... 437 437
L2783992.UP.FTS.B, 14.35%, 3/14/25 .... 1,460 1,459
L2783494.UP.FTS.B, 14.52%, 3/14/25 .... 4,047 4,050
L2789562.UP.FTS.B, 14.72%, 3/14/25 .... 1,739 1,754
FW2782628.UP.FTS.B, 14.81%, 3/14/25 .. 2,489 2,510
FW2784953.UP.FTS.B, 14.86%, 3/14/25 .. 4,494 4,522
L2781813.UP.FTS.B, 14.88%, 3/14/25 .... 2,378 2,399
L2781432.UP.FTS.B, 14.97%, 3/14/25 .... 3,476 1,019
L2786094.UP.FTS.B, 14.97%, 3/14/25 .... 1,111 1,112
L2781532.UP.FTS.B, 15.01%, 3/14/25 .... 1,764 1,762
FW2788311.UP.FTS.B, 15.07%, 3/14/25 .. 2,118 2,131
L2778950.UP.FTS.B, 15.29%, 3/14/25 .... 2,713 2,730
FW2783963.UP.FTS.B, 15.58%, 3/14/25 .. 7,215 6,970
L2789802.UP.FTS.B, 15.69%, 3/14/25 .... 741 746
L2783447.UP.FTS.B, 16.16%, 3/14/25 .... 4,463 4,459
L2784731.UP.FTS.B, 16.18%, 3/14/25 .... 6,338 6,332
FW2785887.UP.FTS.B, 16.41%, 3/14/25 .. 925 930
FW2783979.UP.FTS.B, 16.68%, 3/14/25 .. 1,558 1,556
L2784318.UP.FTS.B, 16.69%, 3/14/25 .... 2,697 191
L2783908.UP.FTS.B, 16.9%, 3/14/25 .... 1,649 1,659
FW2782202.UP.FTS.B, 17.05%, 3/14/25 .. 300 302
L2783618.UP.FTS.B, 17.2%, 3/14/25 .... 1,804 1,815
L2786224.UP.FTS.B, 17.23%, 3/14/25 .... 3,265 3,295
FW2779702.UP.FTS.B, 17.41%, 3/14/25 .. 1,988 2,001
L2786076.UP.FTS.B, 17.41%, 3/14/25 .... 2,711 2,728
L2781269.UP.FTS.B, 17.46%, 3/14/25 .... 1,504 1,513
L2786774.UP.FTS.B, 18.02%, 3/14/25 .... 919 923
FW2789731.UP.FTS.B, 18.32%, 3/14/25 .. 1,520 1,530
L2786748.UP.FTS.B, 18.37%, 3/14/25 .... 3,254 3,275
L2783772.UP.FTS.B, 19.16%, 3/14/25 .... 3,065 3,084
L2780057.UP.FTS.B, 19.94%, 3/14/25 .... 1,424 1,434
L2785203.UP.FTS.B, 20.46%, 3/14/25 .... 1,733 1,745
L2780756.UP.FTS.B, 20.48%, 3/14/25 .... 284 285
L2781043.UP.FTS.B, 20.76%, 3/14/25 .... 3,637 3,660
FW2783539.UP.FTS.B, 20.82%, 3/14/25 .. 2,358 2,368
L2780491.UP.FTS.B, 20.92%, 3/14/25 .... 5,432 5,453
L2786126.UP.FTS.B, 20.92%, 3/14/25 .... 2,110 2,121
FW2782841.UP.FTS.B, 20.97%, 3/14/25 .. 4,542 4,575
FW2783839.UP.FTS.B, 21.06%, 3/14/25 .. 312 313
L2785016.UP.FTS.B, 21.17%, 3/14/25 .... 642 646
L2782241.UP.FTS.B, 21.23%, 3/14/25 .... 965 972
FW2784134.UP.FTS.B, 21.24%, 3/14/25 .. 688 692
L2785725.UP.FTS.B, 21.29%, 3/14/25 .... 470 472
L2787109.UP.FTS.B, 21.35%, 3/14/25 .... 2,133 2,149
L2782350.UP.FTS.B, 21.46%, 3/14/25 .... 470 473
L2781274.UP.FTS.B, 21.7%, 3/14/25 .... 691 695
L2787578.UP.FTS.B, 21.76%, 3/14/25 .... 1,897 1,906
L2782964.UP.FTS.B, 22.07%, 3/14/25 .... 631 634
L2782582.UP.FTS.B, 22.37%, 3/14/25 .... 1,747 1,755
L2782645.UP.FTS.B, 22.52%, 3/14/25 .... 4,753 4,775
FW2785697.UP.FTS.B, 22.53%, 3/14/25 .. 1,521 1,528
FW2787008.UP.FTS.B, 22.54%, 3/14/25 .. 1,417 102
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2787563.UP.FTS.B, 22.68%, 3/14/25 .. $ 952 $ 956
FW2785249.UP.FTS.B, 22.94%, 3/14/25 .. 2,198 2,216
FW2780300.UP.FTS.B, 22.97%, 3/14/25 .. 1,675 1,669
L2780571.UP.FTS.B, 23.44%, 3/14/25 .... 1,385 1,391
FW2780513.UP.FTS.B, 24.57%, 3/14/25 .. 10,979 10,602
FW2783940.UP.FTS.B, 24.74%, 3/14/25 .. 306 309
L2783518.UP.FTS.B, 25.17%, 3/14/25 .... 2,417 2,338
FW2788009.UP.FTS.B, 25.24%, 3/14/25 .. 10,393 10,056
FW2789028.UP.FTS.B, 25.9%, 3/14/25 ... 1,602 1,614
FW2785977.UP.FTS.B, 25.94%, 3/14/25 .. 3,570 3,586
FW2789498.UP.FTS.B, 26.58%, 3/14/25 .. 680 658
FW2786035.UP.FTS.B, 26.63%, 3/14/25 .. 1,832 1,841
FW2785381.UP.FTS.B, 26.83%, 3/14/25 .. 537 541
L2780006.UP.FTS.B, 27.11%, 3/14/25 .... 2,483 2,495
L2781349.UP.FTS.B, 28.09%, 3/14/25 .... 2,314 2,236
FW2787819.UP.FTS.B, 28.48%, 3/14/25 .. 368 370
FW2788507.UP.FTS.B, 29.01%, 3/14/25 .. 1,875 1,887
FW2784820.UP.FTS.B, 29.05%, 3/14/25 .. 988 996
FW2783771.UP.FTS.B, 32.99%, 3/14/25 .. 769 772
FW1895268.UP.FTS.B, 18.48%, 3/21/25 .. 1,425 1,439
FW1893365.UP.FTS.B, 26.97%, 3/21/25 .. 2,713 2,738
L2781446.UP.FTS.B, 21.97%, 3/27/25 .... 4,249 306
FW2781202.UP.FTS.B, 9.95%, 3/28/25 ... 2,381 2,378
FW2785447.UP.FTS.B, 24.58%, 3/28/25 .. 1,043 1,051
FW2787085.UP.FTS.B, 24.9%, 3/28/25 ... 1,077 1,085
L2018006.UP.FTS.B, 14.87%, 4/10/25 .... 812 59
L2016139.UP.FTS.B, 16.33%, 4/10/25 .... 7,661 4,845
L2932200.UP.FTS.B, 5.67%, 4/11/25 ..... 325 322
L2932027.UP.FTS.B, 6.02%, 4/11/25 ..... 1,926 1,911
L2929905.UP.FTS.B, 6.33%, 4/11/25 ..... 740 735
L2932158.UP.FTS.B, 7.54%, 4/11/25 ..... 1,060 1,051
L2928687.UP.FTS.B, 8.44%, 4/11/25 ..... 4,320 4,308
L2932299.UP.FTS.B, 9.07%, 4/11/25 ..... 437 127
L2929932.UP.FTS.B, 9.99%, 4/11/25 ..... 3,259 3,249
L2931770.UP.FTS.B, 10.22%, 4/11/25 .... 1,113 1,110
FW2928017.UP.FTS.B, 10.52%, 4/11/25 .. 1,644 1,639
L2931320.UP.FTS.B, 11.14%, 4/11/25 .... 937 934
L2929414.UP.FTS.B, 11.34%, 4/11/25 .... 462 460
L2929881.UP.FTS.B, 12.38%, 4/11/25 .... 2,413 2,410
L2932133.UP.FTS.B, 13.25%, 4/11/25 .... 701 699
L2930188.UP.FTS.B, 13.77%, 4/11/25 .... 1,090 1,088
L2930012.UP.FTS.B, 17.63%, 4/11/25 .... 3,095 3,111
L2931233.UP.FTS.B, 18.54%, 4/11/25 .... 6,972 7,021
L2930233.UP.FTS.B, 18.91%, 4/11/25 .... 3,372 3,390
FW2932065.UP.FTS.B, 19.22%, 4/11/25 .. 992 71
L2930083.UP.FTS.B, 20.84%, 4/11/25 .... 370 372
L2929619.UP.FTS.B, 21.46%, 4/11/25 .... 1,037 1,040
FW2930608.UP.FTS.B, 21.67%, 4/11/25 .. 9,851 9,905
L2929114.UP.FTS.B, 22.42%, 4/11/25 .... 2,357 337
L2930633.UP.FTS.B, 23.01%, 4/11/25 .... 561 560
FW2927993.UP.FTS.B, 24.47%, 4/11/25 .. 895 128
FW2929588.UP.FTS.B, 24.98%, 4/11/25 .. 1,923 1,928
FW2929319.UP.FTS.B, 26.2%, 4/11/25 ... 1,499 1,505
L2928046.UP.FTS.B, 27.24%, 4/11/25 .... 4,588 1,348
FW2929773.UP.FTS.B, 27.44%, 4/11/25 .. 3,641 3,651
FW2927991.UP.FTS.B, 28.1%, 4/11/25 ... 2,921 2,921
FW2924920.UP.FTS.B, 28.52%, 4/11/25 .. 278 277
FW2930422.UP.FTS.B, 29.23%, 4/11/25 .. 3,353 2,148

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2936152.UP.FTS.B, 6.5%, 4/12/25 ..... $ 1,607 $ 1,595
FW2936118.UP.FTS.B, 7.86%, 4/12/25 ... 565 561
L2934109.UP.FTS.B, 8%, 4/12/25 ....... 1,512 1,508
L2932714.UP.FTS.B, 8.81%, 4/12/25 .... 1,989 1,983
L2933699.UP.FTS.B, 9.94%, 4/12/25 .... 3,299 3,290
L2933980.UP.FTS.B, 10%, 4/12/25 ...... 1,542 1,538
L2934235.UP.FTS.B, 10.92%, 4/12/25 .... 3,332 3,323
L2932547.UP.FTS.B, 10.94%, 4/12/25 .... 371 354
L2932991.UP.FTS.B, 11.24%, 4/12/25 .... 342 342
L2933998.UP.FTS.B, 12.66%, 4/12/25 .... 1,612 1,611
L2934103.UP.FTS.B, 13.2%, 4/12/25 .... 2,771 2,772
L2933972.UP.FTS.B, 13.4%, 4/12/25 .... 3,877 281
L2933861.UP.FTS.B, 13.75%, 4/12/25 .... 1,026 1,024
FW2933363.UP.FTS.B, 14.89%, 4/12/25 .. 833 830
L2934820.UP.FTS.B, 17.41%, 4/12/25 .... 3,934 3,966
L2935513.UP.FTS.B, 17.97%, 4/12/25 .... 2,336 2,348
L2931304.UP.FTS.B, 18.2%, 4/12/25 .... 1,472 1,469
L2933460.UP.FTS.B, 18.4%, 4/12/25 .... 837 842
L2928766.UP.FTS.B, 18.41%, 4/12/25 .... 1,988 2,004
L2934158.UP.FTS.B, 18.51%, 4/12/25 .... 962 967
L2933159.UP.FTS.B, 18.53%, 4/12/25 .... 6,699 6,755
L2935652.UP.FTS.B, 19.04%, 4/12/25 .... 3,371 3,389
FW2934964.UP.FTS.B, 19.17%, 4/12/25 .. 743 745
L2933024.UP.FTS.B, 19.59%, 4/12/25 .... 1,492 1,501
FW2933966.UP.FTS.B, 21.23%, 4/12/25 .. 3,442 3,452
FW2933074.UP.FTS.B, 22.74%, 4/12/25 .. 4,712 4,726
FW2932854.UP.FTS.B, 25.66%, 4/12/25 .. 5,724 5,758
FW2900575.UP.FTS.B, 25.78%, 4/12/25 .. 2,386 2,393
FW2931971.UP.FTS.B, 25.79%, 4/12/25 .. 1,306 1,258
FW2932613.UP.FTS.B, 27%, 4/12/25 .... 1,813 1,818
L2929252.UP.FTS.B, 25.98%, 4/15/25 .... 2,304 2,310
L2018443.UP.FTS.B, 13.86%, 4/23/25 .... 568 566
L2110121.UP.FTS.B, 7.71%, 4/24/25 ..... 5,205 5,201
L2265667.UP.FTS.B, 19.73%, 5/16/25 .... 7,492 7,558
L2265891.UP.FTS.B, 23.63%, 5/16/25 .... 2,071 150
FW2262628.UP.FTS.B, 27.26%, 5/16/25 .. 757 764
FW2262409.UP.FTS.B, 28.42%, 5/16/25 .. 2,056 1,977
FW2166539.UP.FTS.B, 28.95%, 5/16/25 .. 7,584 7,313
L2480634.UP.FTS.B, 10.14%, 6/21/25 .... 4,250 1,222
FW2481101.UP.FTS.B, 11.5%, 6/21/25 ... 824 789
L2783988.UP.FTS.B, 5.98%, 8/14/25 .... 1,377 1,368
L2789819.UP.FTS.B, 14.63%, 8/14/25 .... 7,252 1,049
L2782850.UP.FTS.B, 16.52%, 8/14/25 .... 4,097 4,115
L2785530.UP.FTS.B, 18.7%, 8/14/25 .... 2,585 2,602
L2781760.UP.FTS.B, 22.09%, 8/14/25 .... 5,465 5,478
FW2787195.UP.FTS.B, 24.53%, 8/14/25 .. 5,686 5,684
FW2780476.UP.FTS.B, 28.97%, 8/14/25 .. 3,582 3,429
FW2779949.UP.FTS.B, 29.18%, 8/14/25 .. 3,144 894
L2785522.UP.FTS.B, 24.27%, 8/28/25 .... 4,889 4,916
L2017782.UP.FTS.B, 13.67%, 9/10/25 .... 1,715 240
L2928094.UP.FTS.B, 14.5%, 9/11/25 ..... 1,094 318
L2931062.UP.FTS.B, 21.64%, 9/11/25 .... 2,332 2,345
FW2928685.UP.FTS.B, 30.47%, 9/11/25 .. 1,529 1,530
L2111135.UP.FTS.B, 21.95%, 9/24/25 .... 1,407 1,420
L2262597.UP.FTS.B, 16.24%, 10/16/25 ... 1,875 1,883
FW2263191.UP.FTS.B, 28.73%, 10/16/25 . 3,002 3,012
L2269599.UP.FTS.B, 7.84%, 10/17/25 .... 1,148 1,092
FW2267398.UP.FTS.B, 15.02%, 10/17/25 . 1,819 1,835
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2268218.UP.FTS.B, 21.52%, 10/17/25 . $ 695 $ 697
L2477335.UP.FTS.B, 9.18%, 12/06/25 .... 8,108 1,137
FW2780647.UP.FTS.B, 19.08%, 1/14/26 .. 4,761 4,779
L2789538.UP.FTS.B, 23.38%, 1/14/26 .... 10,712 10,776
L2931052.UP.FTS.B, 15.78%, 2/17/26 .... 2,189 2,073
L1695146.UP.FTS.B, 9.05%, 9/16/26 .... 8,023 7,986
L1721236.UP.FTS.B, 9.48%, 9/16/26 .... 6,102 6,075
FW1721203.UP.FTS.B, 9.61%, 9/16/26 ... 4,060 4,041
L1721509.UP.FTS.B, 11.2%, 9/16/26 ..... 10,383 10,370
FW1720612.UP.FTS.B, 11.37%, 9/16/26 .. 6,241 6,234
L1722234.UP.FTS.B, 12.18%, 9/16/26 .... 5,260 5,249
FW1721436.UP.FTS.B, 14.47%, 9/16/26 .. 12,231 12,221
L1720338.UP.FTS.B, 15.39%, 9/16/26 .... 8,172 8,192
L1721497.UP.FTS.B, 16.37%, 9/16/26 .... 4,402 4,420
FW1720748.UP.FTS.B, 16.61%, 9/16/26 .. 2,760 2,771
L1721580.UP.FTS.B, 17.18%, 9/16/26 .... 956 69
FW1721771.UP.FTS.B, 20.18%, 9/16/26 .. 3,439 3,494
L1722523.UP.FTS.B, 21.72%, 9/16/26 .... 2,037 2,070
FW1722389.UP.FTS.B, 21.83%, 9/16/26 .. 15,211 14,712
L1722117.UP.FTS.B, 23.46%, 9/16/26 .... 5,922 6,018
L1719755.UP.FTS.B, 25.09%, 9/16/26 .... 1,975 1,987
L1701780.UP.FTS.B, 26.48%, 9/16/26 .... 5,960 6,053
FW1721156.UP.FTS.B, 26.95%, 9/16/26 .. 13,465 13,683
FW1720620.UP.FTS.B, 27.29%, 9/16/26 .. 4,912 4,992
FW1722554.UP.FTS.B, 28.88%, 9/16/26 .. 56 55
FW1700325.UP.FTS.B, 30.13%, 9/16/26 .. 767 778
FW1720986.UP.FTS.B, 30.57%, 9/16/26 .. 553 559
FW1720294.UP.FTS.B, 30.66%, 9/16/26 .. 1,582 1,608
L1892951.UP.FTS.B, 14.33%, 10/21/26 ... 2,229 2,221
L1893967.UP.FTS.B, 14.49%, 10/21/26 ... 1,070 1,068
FW1892411.UP.FTS.B, 14.52%, 10/21/26 . 13,908 13,885
L1894936.UP.FTS.B, 16.25%, 10/21/26 ... 2,923 2,926
FW1895480.UP.FTS.B, 16.41%, 10/21/26 . 7,381 7,419
L1890982.UP.FTS.B, 16.75%, 10/21/26 ... 3,988 4,006
FW1894387.UP.FTS.B, 17.87%, 10/21/26 . 3,426 3,450
FW1894844.UP.FTS.B, 18.47%, 10/21/26 . 13,356 13,428
L1894129.UP.FTS.B, 19.51%, 10/21/26 ... 1,902 1,910
L1892072.UP.FTS.B, 19.65%, 10/21/26 ... 3,449 964
L1889041.UP.FTS.B, 19.76%, 10/21/26 ... 881 886
L1894090.UP.FTS.B, 22.26%, 10/21/26 ... 2,886 2,862
L1891077.UP.FTS.B, 23.49%, 10/21/26 ... 13,756 980
L1893140.UP.FTS.B, 24.95%, 10/21/26 ... 1,169 1,186
L1890870.UP.FTS.B, 25.37%, 10/21/26 ... 3,259 3,310
L1896072.UP.FTS.B, 25.44%, 10/21/26 ... 2,442 377
FW1892106.UP.FTS.B, 26.33%, 10/21/26 . 3,588 193
FW1893402.UP.FTS.B, 27.14%, 10/21/26 . 3,781 3,838
L1892234.UP.FTS.B, 27.37%, 10/21/26 ... 7,571 7,702
FW1891795.UP.FTS.B, 28.39%, 10/21/26 . 6,890 6,660
FW1892884.UP.FTS.B, 28.78%, 10/21/26 . 1,515 1,540
FW1893982.UP.FTS.B, 28.82%, 10/21/26 . 2,678 2,724
FW1890284.UP.FTS.B, 30.97%, 10/21/26 . 1,329 1,288
FW1894842.UP.FTS.B, 31.16%, 10/21/26 . 2,808 2,851
L1890702.UP.FTS.B, 25.43%, 11/05/26 ... 3,793 3,846
L2015861.UP.FTS.B, 9.46%, 11/10/26 .... 5,147 5,121
L2016805.UP.FTS.B, 10.63%, 11/10/26 ... 4,942 4,929
L2000658.UP.FTS.B, 11.67%, 11/10/26 ... 10,280 10,244
FW2017263.UP.FTS.B, 13.09%, 11/10/26 . 14,063 14,028
L2017795.UP.FTS.B, 13.15%, 11/10/26 ... 2,821 2,814

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2015303.UP.FTS.B, 13.44%, 11/10/26 . $ 28,429 $ 28,334
L2016861.UP.FTS.B, 14.32%, 11/10/26 ... 9,427 9,405
L2016549.UP.FTS.B, 14.78%, 11/10/26 ... 3,251 3,240
L2016090.UP.FTS.B, 15.07%, 11/10/26 ... 7,407 7,416
L2016450.UP.FTS.B, 15.84%, 11/10/26 ... 4,469 4,476
FW2017922.UP.FTS.B, 16.45%, 11/10/26 . 8,731 8,711
FW2016602.UP.FTS.B, 16.55%, 11/10/26 . 8,152 593
FW2018016.UP.FTS.B, 16.76%, 11/10/26 . 11,669 11,687
L2015870.UP.FTS.B, 19.02%, 11/10/26 ... 1,050 92
L2017365.UP.FTS.B, 19.49%, 11/10/26 ... 18,058 18,121
L2018057.UP.FTS.B, 20.23%, 11/10/26 ... 11,978 12,124
L2012751.UP.FTS.B, 20.27%, 11/10/26 ... 7,111 7,130
L2015880.UP.FTS.B, 20.5%, 11/10/26 .... 30,822 2,242
L2018362.UP.FTS.B, 20.61%, 11/10/26 ... 1,847 1,851
L2016472.UP.FTS.B, 22.49%, 11/10/26 ... 8,010 570
L2016591.UP.FTS.B, 22.73%, 11/10/26 ... 2,961 2,966
L2015725.UP.FTS.B, 22.82%, 11/10/26 ... 978 990
FW2007819.UP.FTS.B, 23.25%, 11/10/26 . 6,081 6,152
L2018147.UP.FTS.B, 23.34%, 11/10/26 ... 8,873 8,930
L2018074.UP.FTS.B, 23.36%, 11/10/26 ... 3,747 3,795
FW2018046.UP.FTS.B, 23.73%, 11/10/26 . 2,109 2,130
L2010804.UP.FTS.B, 24.21%, 11/10/26 ... 9,485 9,589
L2017556.UP.FTS.B, 25.05%, 11/10/26 ... 2,466 2,498
L2016122.UP.FTS.B, 25.2%, 11/10/26 .... 2,538 2,547
L2017313.UP.FTS.B, 25.23%, 11/10/26 ... 2,792 2,828
L2016960.UP.FTS.B, 25.39%, 11/10/26 ... 699 708
L2017166.UP.FTS.B, 25.5%, 11/10/26 .... 2,916 2,925
FW2017724.UP.FTS.B, 26.2%, 11/10/26 .. 2,522 2,553
FW2017665.UP.FTS.B, 26.79%, 11/10/26 . 7,723 7,823
FW2017395.UP.FTS.B, 27.53%, 11/10/26 . 3,729 3,771
FW2018097.UP.FTS.B, 28.2%, 11/10/26 .. 1,148 1,161
FW2017283.UP.FTS.B, 29.28%, 11/10/26 . 3,285 3,328
FW2016668.UP.FTS.B, 29.41%, 11/10/26 . 4,689 4,745
FW2016021.UP.FTS.B, 29.96%, 11/10/26 . 9,895 10,024
FW2017531.UP.FTS.B, 30.14%, 11/10/26 . 4,962 5,026
FW2015923.UP.FTS.B, 30.28%, 11/10/26 . 5,299 5,368
FW2016098.UP.FTS.B, 30.28%, 11/10/26 . 1,060 1,074
FW2015746.UP.FTS.B, 30.57%, 11/10/26 . 1,929 1,949
FW2017369.UP.FTS.B, 30.83%, 11/10/26 . 1,996 2,022
FW2014044.UP.FTS.B, 31.01%, 11/10/26 . 2,671 2,699
FW2016440.UP.FTS.B, 31.16%, 11/10/26 . 3,281 228
FW2015784.UP.FTS.B, 31.24%, 11/10/26 . 1,535 1,555
FW2016681.UP.FTS.B, 31.25%, 11/10/26 . 3,688 3,729
FW2018216.UP.FTS.B, 32.18%, 11/10/26 . 2,707 –
FW2015624.UP.FTS.B, 24.49%, 11/15/26 . 3,781 3,830
FW2018137.UP.FTS.B, 31.23%, 11/15/26 . 13,478 13,626
FW2017448.UP.FTS.B, 26.97%, 11/20/26 . 1,311 1,326
FW2110828.UP.FTS.B, 6%, 11/24/26 .... 1,049 1,067
L2111539.UP.FTS.B, 8.17%, 11/24/26 .... 4,272 4,254
L2112207.UP.FTS.B, 9.52%, 11/24/26 .... 7,086 7,054
FW2112522.UP.FTS.B, 10.63%, 11/24/26 . 611 608
L2112534.UP.FTS.B, 11.65%, 11/24/26 ... 15,658 15,649
L2110925.UP.FTS.B, 12.01%, 11/24/26 ... 16,731 16,704
L2112036.UP.FTS.B, 13.1%, 11/24/26 .... 846 845
L2112445.UP.FTS.B, 15.34%, 11/24/26 ... 1,732 1,740
L2112051.UP.FTS.B, 15.48%, 11/24/26 ... 1,819 1,802
L2111566.UP.FTS.B, 15.86%, 11/24/26 ... 2,903 2,917
L2111428.UP.FTS.B, 15.89%, 11/24/26 ... 2,905 2,919
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2111859.UP.FTS.B, 16.21%, 11/24/26 . $ 4,952 $ 4,976
L2111758.UP.FTS.B, 16.63%, 11/24/26 ... 23,240 23,228
FW2111175.UP.FTS.B, 16.64%, 11/24/26 . 4,052 4,069
L2111907.UP.FTS.B, 16.75%, 11/24/26 ... 1,758 1,766
FW2111473.UP.FTS.B, 17.42%, 11/24/26 . 2,292 2,303
FW2112554.UP.FTS.B, 17.97%, 11/24/26 . 17,835 17,892
FW2103098.UP.FTS.B, 18.1%, 11/24/26 .. 2,375 2,393
L2112204.UP.FTS.B, 18.12%, 11/24/26 ... 3,274 3,285
L2111999.UP.FTS.B, 18.81%, 11/24/26 ... 3,948 3,927
FW2111909.UP.FTS.B, 19.23%, 11/24/26 . 2,024 2,038
L2111433.UP.FTS.B, 19.56%, 11/24/26 ... 3,015 3,032
FW2111564.UP.FTS.B, 19.87%, 11/24/26 . 2,900 2,922
L2110920.UP.FTS.B, 20%, 11/24/26 ..... 7,996 8,049
L2110840.UP.FTS.B, 20.27%, 11/24/26 ... 3,104 3,153
FW2112337.UP.FTS.B, 20.38%, 11/24/26 . 6,203 6,301
L2111070.UP.FTS.B, 20.97%, 11/24/26 ... 2,052 2,084
FW2110697.UP.FTS.B, 21.79%, 11/24/26 . 8,291 8,410
L2111001.UP.FTS.B, 22.12%, 11/24/26 ... 1,257 1,277
L2109591.UP.FTS.B, 22.25%, 11/24/26 ... 13,500 3,927
L2112213.UP.FTS.B, 22.37%, 11/24/26 ... 5,147 368
L2111770.UP.FTS.B, 23.69%, 11/24/26 ... 281 278
L2111688.UP.FTS.B, 25.07%, 11/24/26 ... 1,585 1,613
FW2111387.UP.FTS.B, 25.36%, 11/24/26 . 4,108 4,168
L2112349.UP.FTS.B, 25.4%, 11/24/26 .... 6,356 6,468
L2111206.UP.FTS.B, 25.46%, 11/24/26 ... 1,272 1,295
L2111177.UP.FTS.B, 25.59%, 11/24/26 ... 4,909 4,982
L2111103.UP.FTS.B, 25.8%, 11/24/26 .... 1,549 109
FW2110882.UP.FTS.B, 25.83%, 11/24/26 . 5,232 5,316
FW2110829.UP.FTS.B, 27.91%, 11/24/26 . 10,242 10,376
FW2109993.UP.FTS.B, 28.34%, 11/24/26 . 3,259 3,317
FW2112225.UP.FTS.B, 30.05%, 11/24/26 . 1,189 1,207
FW2112451.UP.FTS.B, 30.73%, 11/24/26 . 1,197 1,218
FW2111816.UP.FTS.B, 30.78%, 11/24/26 . 1,529 1,557
FW2111832.UP.FTS.B, 31.16%, 11/24/26 . 6,766 6,819
FW2112102.UP.FTS.B, 31.76%, 11/24/26 . 5,385 5,478
L2016863.UP.FTS.B, 13.15%, 11/25/26 ... 2,837 2,827
FW2264096.UP.FTS.B, 8.01%, 12/16/26 .. 4,948 4,921
L2266515.UP.FTS.B, 8.1%, 12/16/26 .... 4,093 4,073
L2264632.UP.FTS.B, 8.24%, 12/16/26 .... 11,061 11,001
L2233679.UP.FTS.B, 10.15%, 12/16/26 ... 3,658 3,640
L2256936.UP.FTS.B, 11.09%, 12/16/26 ... 11,370 11,345
L2261890.UP.FTS.B, 11.17%, 12/16/26 ... 8,549 8,521
FW2263431.UP.FTS.B, 12.09%, 12/16/26 . 4,022 4,010
L2262690.UP.FTS.B, 13.04%, 12/16/26 ... 4,933 4,918
L2261612.UP.FTS.B, 13.93%, 12/16/26 ... 1,171 1,168
FW2263216.UP.FTS.B, 14.33%, 12/16/26 . 588 587
FW2263771.UP.FTS.B, 14.5%, 12/16/26 .. 4,431 4,418
FW2262525.UP.FTS.B, 14.73%, 12/16/26 . 17,712 17,676
L2266678.UP.FTS.B, 14.84%, 12/16/26 ... 7,684 7,668
L2266887.UP.FTS.B, 15.02%, 12/16/26 ... 4,145 4,154
FW2266772.UP.FTS.B, 15.05%, 12/16/26 . 4,711 4,719
L2262094.UP.FTS.B, 15.17%, 12/16/26 ... 2,965 2,959
L2261820.UP.FTS.B, 15.32%, 12/16/26 ... 29,418 29,352
FW2265961.UP.FTS.B, 16.27%, 12/16/26 . 3,593 3,600
L2265506.UP.FTS.B, 16.32%, 12/16/26 ... 8,211 8,188
L2261462.UP.FTS.B, 16.62%, 12/16/26 ... 1,986 1,990
L2262304.UP.FTS.B, 17.3%, 12/16/26 .... 7,874 7,877
L2261255.UP.FTS.B, 17.42%, 12/16/26 ... 22,894 22,905

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2265856.UP.FTS.B, 17.99%, 12/16/26 . $ 5,399 $ 5,407
L2260722.UP.FTS.B, 18.02%, 12/16/26 ... 1,829 1,836
L2262594.UP.FTS.B, 18.44%, 12/16/26 ... 612 613
L2265320.UP.FTS.B, 18.67%, 12/16/26 ... 691 49
L2262520.UP.FTS.B, 19.39%, 12/16/26 ... 3,112 3,117
L2261469.UP.FTS.B, 19.7%, 12/16/26 .... 1,984 1,988
L2260922.UP.FTS.B, 19.74%, 12/16/26 ... 4,327 4,386
L2265533.UP.FTS.B, 19.85%, 12/16/26 ... 6,498 6,206
L2262271.UP.FTS.B, 20.02%, 12/16/26 ... 5,903 5,917
FW2262822.UP.FTS.B, 20.38%, 12/16/26 . 1,871 1,896
L2262115.UP.FTS.B, 20.57%, 12/16/26 ... 1,480 1,481
L2264912.UP.FTS.B, 20.76%, 12/16/26 ... 2,503 2,513
L2263510.UP.FTS.B, 21.37%, 12/16/26 ... 1,851 515
FW2263533.UP.FTS.B, 21.45%, 12/16/26 . 3,165 3,167
L2266172.UP.FTS.B, 21.62%, 12/16/26 ... 2,207 2,238
FW2265342.UP.FTS.B, 21.77%, 12/16/26 . 2,242 2,271
L2264438.UP.FTS.B, 21.8%, 12/16/26 .... 3,090 3,094
FW2242546.UP.FTS.B, 21.96%, 12/16/26 . 6,896 6,924
FW2265692.UP.FTS.B, 22.08%, 12/16/26 . 4,756 4,766
L2262151.UP.FTS.B, 23.18%, 12/16/26 ... 13,709 13,887
L2266895.UP.FTS.B, 23.57%, 12/16/26 ... 2,567 2,603
L2262668.UP.FTS.B, 24.03%, 12/16/26 ... 2,126 2,156
L2263485.UP.FTS.B, 24.71%, 12/16/26 ... 1,296 1,314
FW2263757.UP.FTS.B, 24.74%, 12/16/26 . 4,855 4,922
FW2263559.UP.FTS.B, 24.81%, 12/16/26 . 5,085 4,908
FW2266843.UP.FTS.B, 24.86%, 12/16/26 . 1,947 1,955
L2262190.UP.FTS.B, 25.35%, 12/16/26 ... 2,673 2,703
L2264771.UP.FTS.B, 25.35%, 12/16/26 ... 1,205 1,220
L2262592.UP.FTS.B, 25.43%, 12/16/26 ... 726 726
L2236916.UP.FTS.B, 25.5%, 12/16/26 .... 2,611 2,641
L2266958.UP.FTS.B, 25.5%, 12/16/26 .... 718 726
FW2265341.UP.FTS.B, 25.64%, 12/16/26 . 6,532 6,622
FW2263939.UP.FTS.B, 26.78%, 12/16/26 . 2,638 2,675
FW2266619.UP.FTS.B, 27.46%, 12/16/26 . 2,454 2,488
FW2262621.UP.FTS.B, 27.92%, 12/16/26 . 4,996 5,054
FW2264546.UP.FTS.B, 28.23%, 12/16/26 . 2,009 1,939
FW2260718.UP.FTS.B, 28.56%, 12/16/26 . 1,339 1,354
FW2263509.UP.FTS.B, 28.65%, 12/16/26 . 7,041 7,123
FW2264712.UP.FTS.B, 28.97%, 12/16/26 . 1,665 1,687
FW2265353.UP.FTS.B, 29.01%, 12/16/26 . 9,264 9,385
FW2264681.UP.FTS.B, 29.13%, 12/16/26 . 2,690 2,727
FW2258081.UP.FTS.B, 30.3%, 12/16/26 .. 3,283 3,322
FW2261708.UP.FTS.B, 30.67%, 12/16/26 . 2,131 2,057
FW2266558.UP.FTS.B, 30.86%, 12/16/26 . 1,393 1,345
FW2266459.UP.FTS.B, 30.98%, 12/16/26 . 785 794
FW2260770.UP.FTS.B, 31.08%, 12/16/26 . 1,024 1,038
FW2264279.UP.FTS.B, 31.14%, 12/16/26 . 1,338 1,291
FW2266925.UP.FTS.B, 31.22%, 12/16/26 . 12,832 12,969
FW2266682.UP.FTS.B, 31.23%, 12/16/26 . 3,324 3,206
FW2267010.UP.FTS.B, 31.33%, 12/16/26 . 2,035 1,962
FW2270153.UP.FTS.B, 7.21%, 12/17/26 .. 2,438 2,426
FW2269719.UP.FTS.B, 7.26%, 12/17/26 .. 6,496 6,115
L2269403.UP.FTS.B, 7.47%, 12/17/26 .... 8,167 8,126
L2269259.UP.FTS.B, 8.25%, 12/17/26 .... 1,654 1,645
L2268096.UP.FTS.B, 8.29%, 12/17/26 .... 13,233 13,169
L2267269.UP.FTS.B, 8.51%, 12/17/26 .... 8,292 8,248
L2269424.UP.FTS.B, 8.98%, 12/17/26 .... 6,112 6,083
L2271105.UP.FTS.B, 9.17%, 12/17/26 .... 18,608 18,517
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2267252.UP.FTS.B, 9.41%, 12/17/26 .. $ 4,448 $ 4,304
L2266480.UP.FTS.B, 10.61%, 12/17/26 ... 1,979 1,975
FW2269561.UP.FTS.B, 11.28%, 12/17/26 . 3,646 3,638
L2263798.UP.FTS.B, 11.32%, 12/17/26 ... 15,316 15,284
L2270002.UP.FTS.B, 11.76%, 12/17/26 ... 2,577 2,571
L2269004.UP.FTS.B, 11.83%, 12/17/26 ... 7,450 7,427
L2270705.UP.FTS.B, 12.61%, 12/17/26 ... 5,777 5,765
L2269154.UP.FTS.B, 12.96%, 12/17/26 ... 11,714 11,680
L2267510.UP.FTS.B, 13.34%, 12/17/26 ... 6,286 6,274
FW2269825.UP.FTS.B, 13.55%, 12/17/26 . 2,896 2,890
L2264006.UP.FTS.B, 13.57%, 12/17/26 ... 6,055 5,734
L2269188.UP.FTS.B, 14.18%, 12/17/26 ... 3,176 3,167
FW2259052.UP.FTS.B, 14.44%, 12/17/26 . 4,121 4,109
L2269061.UP.FTS.B, 14.52%, 12/17/26 ... 2,630 2,624
L2268637.UP.FTS.B, 14.78%, 12/17/26 ... 2,499 2,482
L2267899.UP.FTS.B, 15.39%, 12/17/26 ... 5,944 5,933
FW2269286.UP.FTS.B, 15.6%, 12/17/26 .. 16,595 16,542
L2269989.UP.FTS.B, 15.72%, 12/17/26 ... 17,895 17,904
L2269665.UP.FTS.B, 16.5%, 12/17/26 .... 9,728 9,748
L2267902.UP.FTS.B, 16.76%, 12/17/26 ... 7,633 7,619
L2269419.UP.FTS.B, 17%, 12/17/26 ..... 6,134 5,863
L2267913.UP.FTS.B, 17.09%, 12/17/26 ... 3,002 2,995
L2270652.UP.FTS.B, 17.8%, 12/17/26 .... 1,704 1,708
FW2270802.UP.FTS.B, 17.83%, 12/17/26 . 609 610
L2268164.UP.FTS.B, 18.3%, 12/17/26 .... 3,670 3,678
L2270265.UP.FTS.B, 18.3%, 12/17/26 .... 1,223 1,224
L2267799.UP.FTS.B, 18.33%, 12/17/26 ... 4,289 4,292
FW2267424.UP.FTS.B, 18.94%, 12/17/26 . 3,042 107
FW2268753.UP.FTS.B, 19.71%, 12/17/26 . 3,121 3,124
L2267364.UP.FTS.B, 20.36%, 12/17/26 ... 1,372 1,378
L2268745.UP.FTS.B, 20.6%, 12/17/26 .... 2,753 2,759
L2268926.UP.FTS.B, 20.65%, 12/17/26 ... 16,892 16,929
L2268079.UP.FTS.B, 20.72%, 12/17/26 ... 2,552 727
L2256028.UP.FTS.B, 20.74%, 12/17/26 ... 3,765 3,773
L2270132.UP.FTS.B, 20.75%, 12/17/26 ... 939 937
L2270631.UP.FTS.B, 21.07%, 12/17/26 ... 8,660 632
L2268043.UP.FTS.B, 21.67%, 12/17/26 ... 32,488 31,005
FW2268457.UP.FTS.B, 22.16%, 12/17/26 . 7,289 7,391
FW2263842.UP.FTS.B, 22.41%, 12/17/26 . 9,782 9,433
L2214006.UP.FTS.B, 22.76%, 12/17/26 ... 878 887
FW2267880.UP.FTS.B, 23.11%, 12/17/26 . 6,393 6,407
FW2271155.UP.FTS.B, 23.14%, 12/17/26 . 7,674 7,782
FW2270621.UP.FTS.B, 23.29%, 12/17/26 . 2,971 3,003
L2267371.UP.FTS.B, 23.36%, 12/17/26 ... 833 844
FW2270716.UP.FTS.B, 24.09%, 12/17/26 . 3,223 3,269
FW2268352.UP.FTS.B, 24.36%, 12/17/26 . 2,930 2,940
L2269673.UP.FTS.B, 24.46%, 12/17/26 ... 647 656
L2269672.UP.FTS.B, 24.89%, 12/17/26 ... 4,211 4,066
L2268401.UP.FTS.B, 25.14%, 12/17/26 ... 2,380 686
L2270209.UP.FTS.B, 25.15%, 12/17/26 ... 1,366 1,386
L2268106.UP.FTS.B, 25.26%, 12/17/26 ... 14,675 14,880
L2269322.UP.FTS.B, 25.3%, 12/17/26 .... 2,106 149
L2267659.UP.FTS.B, 25.42%, 12/17/26 ... 1,581 113
FW2268057.UP.FTS.B, 25.81%, 12/17/26 . 1,309 1,324
FW2271111.UP.FTS.B, 26.4%, 12/17/26 .. 4,514 319
FW2265199.UP.FTS.B, 27.31%, 12/17/26 . 3,436 3,474
FW2258741.UP.FTS.B, 27.63%, 12/17/26 . 1,794 1,819
FW2267234.UP.FTS.B, 28.03%, 12/17/26 . 767 775

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2271113.UP.FTS.B, 29.49%, 12/17/26 . $ 2,397 $ 2,319
FW2268163.UP.FTS.B, 29.95%, 12/17/26 . 2,452 2,456
FW2260471.UP.FTS.B, 30.04%, 12/17/26 . 5,013 5,065
FW2260486.UP.FTS.B, 30.33%, 12/17/26 . 10,179 10,323
FW2266749.UP.FTS.B, 30.39%, 12/17/26 . 883 895
FW2270615.UP.FTS.B, 30.87%, 12/17/26 . 1,227 86
FW2269601.UP.FTS.B, 30.92%, 12/17/26 . 1,227 1,245
FW2269865.UP.FTS.B, 30.96%, 12/17/26 . 955 968
FW2269782.UP.FTS.B, 31.05%, 12/17/26 . 6,107 424
FW2270320.UP.FTS.B, 31.1%, 12/17/26 .. 1,311 385
FW2267969.UP.FTS.B, 31.13%, 12/17/26 . 2,801 2,840
FW2269656.UP.FTS.B, 31.22%, 12/17/26 . 1,095 1,108
FW2269622.UP.FTS.B, 31.24%, 12/17/26 . 844 59
FW2266605.UP.FTS.B, 31.38%, 12/17/26 . 1,678 1,621
FW2266148.UP.FTS.B, 14.03%, 12/21/26 . 2,937 2,928
FW2262301.UP.FTS.B, 30.52%, 12/22/26 . 3,319 3,361
FW2269726.UP.FTS.B, 9.71%, 12/28/26 .. 8,680 8,631
FW2267947.UP.FTS.B, 20.33%, 12/28/26 . 3,889 3,940
L2265697.UP.FTS.B, 23.5%, 12/28/26 .... 1,986 2,011
L2160603.UP.FTS.B, 24.28%, 12/28/26 ... 2,350 123
FW2270884.UP.FTS.B, 17.41%, 1/01/27 .. 10,028 10,023
FW2475907.UP.FTS.B, 4.84%, 1/20/27 ... 22,903 22,743
L2474579.UP.FTS.B, 4.95%, 1/20/27 .... 12,744 12,651
L2474331.UP.FTS.B, 5.25%, 1/20/27 .... 5,476 5,438
L2471525.UP.FTS.B, 5.57%, 1/20/27 .... 22,050 21,892
L2474959.UP.FTS.B, 5.82%, 1/20/27 .... 4,421 4,391
L2475014.UP.FTS.B, 5.92%, 1/20/27 .... 542 538
L2472984.UP.FTS.B, 6.81%, 1/20/27 .... 1,121 1,112
L2473931.UP.FTS.B, 7.74%, 1/20/27 .... 9,864 9,310
L2475724.UP.FTS.B, 7.86%, 1/20/27 .... 5,603 5,576
L2473450.UP.FTS.B, 8.65%, 1/20/27 .... 14,247 14,179
FW2473955.UP.FTS.B, 8.68%, 1/20/27 ... 2,411 329
FW2473331.UP.FTS.B, 9.04%, 1/20/27 ... 9,695 9,383
L2473688.UP.FTS.B, 9.31%, 1/20/27 .... 5,739 5,712
L2474865.UP.FTS.B, 9.49%, 1/20/27 .... 2,219 2,205
L2474080.UP.FTS.B, 9.61%, 1/20/27 .... 5,420 5,394
L2472065.UP.FTS.B, 9.95%, 1/20/27 .... 4,333 4,313
L2473817.UP.FTS.B, 10.77%, 1/20/27 .... 10,859 790
L2474933.UP.FTS.B, 11.24%, 1/20/27 .... 16,980 16,945
L2473427.UP.FTS.B, 11.29%, 1/20/27 .... 12,680 1,770
L2473112.UP.FTS.B, 11.72%, 1/20/27 .... 2,923 2,917
L2471859.UP.FTS.B, 12.54%, 1/20/27 .... 8,902 8,883
L2474658.UP.FTS.B, 12.78%, 1/20/27 .... 2,974 2,968
L2471480.UP.FTS.B, 13.4%, 1/20/27 .... 1,674 1,667
L2474173.UP.FTS.B, 13.96%, 1/20/27 .... 2,372 2,366
L2473476.UP.FTS.B, 14%, 1/20/27 ...... 3,825 3,812
L2471439.UP.FTS.B, 14.4%, 1/20/27 .... 665 664
L2472468.UP.FTS.B, 14.46%, 1/20/27 .... 3,628 3,621
L2474447.UP.FTS.B, 14.59%, 1/20/27 .... 2,664 2,659
L2475352.UP.FTS.B, 14.64%, 1/20/27 .... 11,887 1,667
L2475028.UP.FTS.B, 14.75%, 1/20/27 .... 3,032 3,026
FW2471019.UP.FTS.B, 15.35%, 1/20/27 .. 661 659
L2474491.UP.FTS.B, 15.9%, 1/20/27 .... 2,695 2,701
L2471752.UP.FTS.B, 16.14%, 1/20/27 .... 3,687 3,695
L2471789.UP.FTS.B, 16.78%, 1/20/27 .... 1,990 1,970
L2471603.UP.FTS.B, 17.27%, 1/20/27 .... 4,207 610
FW2472357.UP.FTS.B, 18.64%, 1/20/27 .. 12,558 12,608
L2471471.UP.FTS.B, 19.65%, 1/20/27 .... 4,414 4,430
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2474729.UP.FTS.B, 20.39%, 1/20/27 .... $ 6,389 $ 6,479
FW2472361.UP.FTS.B, 20.41%, 1/20/27 .. 6,774 6,869
L2473064.UP.FTS.B, 21.2%, 1/20/27 .... 864 824
L2473306.UP.FTS.B, 21.55%, 1/20/27 .... 3,874 3,889
FW2475846.UP.FTS.B, 23.25%, 1/20/27 .. 2,953 2,988
FW2474184.UP.FTS.B, 23.79%, 1/20/27 .. 3,027 3,069
FW2473402.UP.FTS.B, 24.11%, 1/20/27 .. 11,874 12,040
L2475345.UP.FTS.B, 24.61%, 1/20/27 .... 3,821 269
L2472023.UP.FTS.B, 24.83%, 1/20/27 .... 1,792 1,817
L2471728.UP.FTS.B, 25.34%, 1/20/27 .... 6,933 7,031
L2471667.UP.FTS.B, 25.39%, 1/20/27 .... 5,200 5,273
L2471756.UP.FTS.B, 26.47%, 1/20/27 .... 706 714
L2474425.UP.FTS.B, 26.68%, 1/20/27 .... 3,368 3,416
FW2472110.UP.FTS.B, 27.03%, 1/20/27 .. 8,780 8,903
FW2475280.UP.FTS.B, 27.6%, 1/20/27 ... 8,480 8,599
FW2473211.UP.FTS.B, 27.91%, 1/20/27 .. 4,148 4,206
FW2475609.UP.FTS.B, 28.57%, 1/20/27 .. 4,295 661
FW2472042.UP.FTS.B, 29.53%, 1/20/27 .. 2,726 797
FW2475302.UP.FTS.B, 30.28%, 1/20/27 .. 3,327 3,373
FW2474444.UP.FTS.B, 30.39%, 1/20/27 .. 3,414 241
FW2471876.UP.FTS.B, 30.6%, 1/20/27 ... 1,320 93
FW2473987.UP.FTS.B, 30.82%, 1/20/27 .. 4,171 4,229
FW2471934.UP.FTS.B, 30.86%, 1/20/27 .. 1,775 268
FW2473631.UP.FTS.B, 30.87%, 1/20/27 .. 824 835
FW2474925.UP.FTS.B, 31.01%, 1/20/27 .. 1,128 1,113
FW2470766.UP.FTS.B, 31.08%, 1/20/27 .. 954 283
FW2475230.UP.FTS.B, 31.1%, 1/20/27 ... 1,081 1,043
FW2471006.UP.FTS.B, 31.15%, 1/20/27 .. 1,132 1,116
FW2473891.UP.FTS.B, 31.57%, 1/20/27 .. 5,148 5,206
FW2473201.UP.FTS.B, 31.68%, 1/20/27 .. 10,102 10,228
L2478241.UP.FTS.B, 4.87%, 1/21/27 .... 11,482 11,403
L2477575.UP.FTS.B, 4.96%, 1/21/27 .... 5,784 5,742
FW2478227.UP.FTS.B, 5.11%, 1/21/27 ... 6,031 5,989
L2478495.UP.FTS.B, 5.12%, 1/21/27 .... 5,484 5,445
L2446259.UP.FTS.B, 5.18%, 1/21/27 .... 5,452 5,414
L2477767.UP.FTS.B, 5.31%, 1/21/27 .... 8,243 8,186
L2478466.UP.FTS.B, 5.39%, 1/21/27 .... 6,039 5,998
L2478450.UP.FTS.B, 5.42%, 1/21/27 .... 3,302 3,279
L2480061.UP.FTS.B, 5.73%, 1/21/27 .... 6,315 6,271
L2459372.UP.FTS.B, 5.76%, 1/21/27 .... 8,273 8,216
L2477090.UP.FTS.B, 5.84%, 1/21/27 .... 3,316 3,294
L2477803.UP.FTS.B, 6.01%, 1/21/27 .... 23,116 22,957
L2477744.UP.FTS.B, 6.17%, 1/21/27 .... 20,529 20,389
L2476427.UP.FTS.B, 6.24%, 1/21/27 .... 5,553 5,515
L2477424.UP.FTS.B, 6.43%, 1/21/27 .... 11,128 11,052
L2480644.UP.FTS.B, 6.59%, 1/21/27 .... 13,933 13,839
L2480479.UP.FTS.B, 6.6%, 1/21/27 ..... 3,568 3,543
L2480622.UP.FTS.B, 6.63%, 1/21/27 .... 17,844 17,723
L2479361.UP.FTS.B, 6.78%, 1/21/27 .... 11,730 11,651
L2478485.UP.FTS.B, 6.81%, 1/21/27 .... 6,229 6,181
L2478510.UP.FTS.B, 7.06%, 1/21/27 .... 806 801
L2461602.UP.FTS.B, 7.51%, 1/21/27 .... 28,149 28,015
L2478233.UP.FTS.B, 7.75%, 1/21/27 .... 2,258 2,247
FW2480389.UP.FTS.B, 7.87%, 1/21/27 ... 4,239 4,219
L2476700.UP.FTS.B, 8.05%, 1/21/27 .... 1,928 1,914
L2477326.UP.FTS.B, 8.52%, 1/21/27 .... 14,228 14,162
L2480346.UP.FTS.B, 8.56%, 1/21/27 .... 1,369 1,324
L2481499.UP.FTS.B, 9.01%, 1/21/27 .... 2,106 2,096

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2477347.UP.FTS.B, 9.48%, 1/21/27 .... $ 977 $ 973
FW2478172.UP.FTS.B, 9.55%, 1/21/27 ... 3,441 3,424
L2477329.UP.FTS.B, 9.62%, 1/21/27 .... 5,183 5,159
L2477858.UP.FTS.B, 9.8%, 1/21/27 ..... 14,123 14,058
L2450265.UP.FTS.B, 9.85%, 1/21/27 .... 2,424 609
L2480599.UP.FTS.B, 9.99%, 1/21/27 .... 13,559 12,836
FW2479183.UP.FTS.B, 10.05%, 1/21/27 .. 4,916 4,906
L2480405.UP.FTS.B, 10.65%, 1/21/27 .... 3,493 3,486
FW2478301.UP.FTS.B, 10.7%, 1/21/27 ... 4,310 4,290
L2476472.UP.FTS.B, 10.79%, 1/21/27 .... 2,901 2,895
FW2480584.UP.FTS.B, 10.82%, 1/21/27 .. 3,473 3,466
L2476577.UP.FTS.B, 11.24%, 1/21/27 .... 2,340 2,336
FW2480576.UP.FTS.B, 11.26%, 1/21/27 .. 13,823 13,796
L2477410.UP.FTS.B, 11.79%, 1/21/27 .... 7,296 7,263
FW2477060.UP.FTS.B, 11.89%, 1/21/27 .. 17,648 17,613
L2481328.UP.FTS.B, 12.51%, 1/21/27 .... 2,966 2,960
L2479402.UP.FTS.B, 12.63%, 1/21/27 .... 4,472 4,239
FW2480666.UP.FTS.B, 12.82%, 1/21/27 .. 13,785 1,001
L2480627.UP.FTS.B, 13.09%, 1/21/27 .... 749 742
L2479108.UP.FTS.B, 13.57%, 1/21/27 .... 14,769 13,996
L2480894.UP.FTS.B, 14.25%, 1/21/27 .... 7,134 7,113
L2481349.UP.FTS.B, 14.92%, 1/21/27 .... 4,616 4,607
FW2476598.UP.FTS.B, 14.99%, 1/21/27 .. 6,303 5,970
FW2479747.UP.FTS.B, 15%, 1/21/27 .... 3,041 3,035
FW2476545.UP.FTS.B, 15.04%, 1/21/27 .. 6,082 6,071
FW2476940.UP.FTS.B, 15.14%, 1/21/27 .. 1,693 1,686
L2472995.UP.FTS.B, 15.34%, 1/21/27 .... 1,830 1,834
L2476780.UP.FTS.B, 15.94%, 1/21/27 .... 3,067 3,074
FW2477987.UP.FTS.B, 16%, 1/21/27 .... 4,826 709
L2478528.UP.FTS.B, 16.29%, 1/21/27 .... 2,394 2,385
L2480206.UP.FTS.B, 16.56%, 1/21/27 .... 21,594 21,556
L2480635.UP.FTS.B, 16.62%, 1/21/27 .... 3,087 3,094
L2481665.UP.FTS.B, 17.36%, 1/21/27 .... 2,486 2,492
FW2476814.UP.FTS.B, 17.49%, 1/21/27 .. 3,125 3,132
FW2480097.UP.FTS.B, 18.93%, 1/21/27 .. 2,018 2,023
L2482226.UP.FTS.B, 19.47%, 1/21/27 .... 10,141 10,185
FW2477756.UP.FTS.B, 19.8%, 1/21/27 ... 859 851
FW2470384.UP.FTS.B, 19.99%, 1/21/27 .. 3,949 3,770
L2481444.UP.FTS.B, 20.35%, 1/21/27 .... 5,544 848
FW2478527.UP.FTS.B, 20.76%, 1/21/27 .. 14,399 14,375
FW2479867.UP.FTS.B, 21.17%, 1/21/27 .. 2,059 2,088
FW2476171.UP.FTS.B, 24.01%, 1/21/27 .. 2,376 2,410
L2476196.UP.FTS.B, 24.05%, 1/21/27 .... 1,089 1,092
L2480692.UP.FTS.B, 24.23%, 1/21/27 .... 726 737
L2480153.UP.FTS.B, 24.26%, 1/21/27 .... 871 881
FW2476307.UP.FTS.B, 24.31%, 1/21/27 .. 1,057 1,072
L2481353.UP.FTS.B, 24.94%, 1/21/27 .... 5,900 1,709
L2477192.UP.FTS.B, 25.1%, 1/21/27 .... 4,595 4,437
L2477602.UP.FTS.B, 25.12%, 1/21/27 .... 2,661 2,672
L2450581.UP.FTS.B, 25.25%, 1/21/27 .... 3,063 3,107
L2480444.UP.FTS.B, 25.32%, 1/21/27 .... 1,291 1,295
L2480238.UP.FTS.B, 25.42%, 1/21/27 .... 733 737
L2477171.UP.FTS.B, 25.43%, 1/21/27 .... 2,667 2,705
L2477959.UP.FTS.B, 25.85%, 1/21/27 .... 6,691 6,787
L2478675.UP.FTS.B, 25.98%, 1/21/27 .... 12,624 12,777
L2476870.UP.FTS.B, 26.94%, 1/21/27 .... 2,025 2,033
FW2477621.UP.FTS.B, 27.45%, 1/21/27 .. 4,325 4,387
FW2480795.UP.FTS.B, 27.7%, 1/21/27 ... 1,901 1,928
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2476474.UP.FTS.B, 28.03%, 1/21/27 .. $ 1,702 $ 1,726
FW2476707.UP.FTS.B, 28.1%, 1/21/27 ... 5,330 5,398
FW2477133.UP.FTS.B, 28.1%, 1/21/27 ... 5,791 5,874
FW2481757.UP.FTS.B, 28.3%, 1/21/27 ... 5,116 5,189
FW2478384.UP.FTS.B, 28.67%, 1/21/27 .. 1,289 1,304
FW2479323.UP.FTS.B, 28.7%, 1/21/27 ... 1,091 166
FW2480886.UP.FTS.B, 29.21%, 1/21/27 .. 20,870 6,182
FW2480439.UP.FTS.B, 29.92%, 1/21/27 .. 2,417 2,414
FW2476060.UP.FTS.B, 30.53%, 1/21/27 .. 4,163 4,223
FW2481370.UP.FTS.B, 30.57%, 1/21/27 .. 657 659
FW2476388.UP.FTS.B, 30.81%, 1/21/27 .. 6,211 5,997
FW2479214.UP.FTS.B, 30.9%, 1/21/27 ... 7,722 7,808
FW2481906.UP.FTS.B, 30.96%, 1/21/27 .. 781 755
FW2479381.UP.FTS.B, 31.12%, 1/21/27 .. 4,853 4,906
FW2477853.UP.FTS.B, 31.19%, 1/21/27 .. 9,429 9,114
FW2482047.UP.FTS.B, 32.18%, 1/21/27 .. 10,282 10,413
L2477998.UP.FTS.B, 10.21%, 1/26/27 .... 11,854 11,809
L2481616.UP.FTS.B, 22.8%, 1/26/27 .... 2,050 2,077
FW2479301.UP.FTS.B, 31.22%, 1/28/27 .. 784 794
FW2472901.UP.FTS.B, 21.26%, 2/01/27 .. 6,640 6,709
L2480452.UP.FTS.B, 14.24%, 2/02/27 .... 3,111 3,100
FW2480948.UP.FTS.B, 11.69%, 2/05/27 .. 15,188 15,133
L2476441.UP.FTS.B, 22.74%, 2/06/27 .... 3,708 3,748
L1720140.UP.FTS.B, 22.6%, 2/16/27 .... 14,698 1,062
L1712934.UP.FTS.B, 25.32%, 2/16/27 .... 6,742 6,824
FW1720537.UP.FTS.B, 25.44%, 2/16/27 .. 3,597 3,461
L1722725.UP.FTS.B, 25.76%, 2/16/27 .... 1,191 1,149
L1722547.UP.FTS.B, 26.6%, 2/16/27 .... 2,273 2,269
FW1721612.UP.FTS.B, 26.87%, 2/16/27 .. 3,478 3,349
FW1720421.UP.FTS.B, 27.95%, 2/16/27 .. 4,048 4,078
FW1722218.UP.FTS.B, 29.06%, 2/16/27 .. 4,630 4,474
FW1720737.UP.FTS.B, 29.83%, 2/16/27 .. 2,059 2,073
L2656149.UP.FTS.B, 4.9%, 2/18/27 ..... 23,553 23,390
L2656376.UP.FTS.B, 5.08%, 2/18/27 .... 2,238 2,219
L2654934.UP.FTS.B, 6.41%, 2/18/27 .... 6,703 6,655
FW2657802.UP.FTS.B, 7.01%, 2/18/27 ... 3,324 3,301
L2657504.UP.FTS.B, 7.74%, 2/18/27 .... 4,935 4,910
L2653066.UP.FTS.B, 9.34%, 2/18/27 .... 478 475
FW2653627.UP.FTS.B, 9.99%, 2/18/27 ... 3,123 3,108
FW2657532.UP.FTS.B, 10.48%, 2/18/27 .. 10,436 10,369
FW2657539.UP.FTS.B, 10.96%, 2/18/27 .. 6,590 6,572
FW2653836.UP.FTS.B, 10.99%, 2/18/27 .. 1,816 1,807
L2655850.UP.FTS.B, 11.44%, 2/18/27 .... 16,252 16,208
L2657392.UP.FTS.B, 12.09%, 2/18/27 .... 8,431 8,409
L2655901.UP.FTS.B, 12.32%, 2/18/27 .... 4,256 4,244
L2654736.UP.FTS.B, 12.58%, 2/18/27 .... 6,268 6,245
FW2654132.UP.FTS.B, 12.73%, 2/18/27 .. 13,328 12,608
L2653291.UP.FTS.B, 12.9%, 2/18/27 .... 2,317 2,309
FW2654033.UP.FTS.B, 13.1%, 2/18/27 ... 4,345 4,329
FW2655119.UP.FTS.B, 13.31%, 2/18/27 .. 7,608 7,198
FW2653830.UP.FTS.B, 13.35%, 2/18/27 .. 9,271 9,247
FW2656357.UP.FTS.B, 13.79%, 2/18/27 .. 6,597 6,580
FW2657507.UP.FTS.B, 13.96%, 2/18/27 .. 1,976 1,971
L2655146.UP.FTS.B, 14.16%, 2/18/27 .... 4,568 4,555
FW2657544.UP.FTS.B, 14.38%, 2/18/27 .. 11,964 11,934
FW2656039.UP.FTS.B, 14.43%, 2/18/27 .. 1,426 1,423
FW2655411.UP.FTS.B, 14.47%, 2/18/27 .. 1,659 1,654
L2655911.UP.FTS.B, 14.57%, 2/18/27 .... 9,315 9,291

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2653497.UP.FTS.B, 14.59%, 2/18/27 .. $ 9,939 $ 9,913
L2653926.UP.FTS.B, 14.76%, 2/18/27 .... 9,519 9,487
FW2655361.UP.FTS.B, 14.81%, 2/18/27 .. 4,046 4,036
FW2656874.UP.FTS.B, 15.48%, 2/18/27 .. 2,067 2,069
L2657406.UP.FTS.B, 15.83%, 2/18/27 .... 10,052 10,061
L2656610.UP.FTS.B, 15.94%, 2/18/27 .... 9,436 9,413
FW2657294.UP.FTS.B, 16.22%, 2/18/27 .. 13,641 13,606
FW2655943.UP.FTS.B, 16.38%, 2/18/27 .. 711 673
FW2655801.UP.FTS.B, 16.39%, 2/18/27 .. 3,410 3,414
L2655952.UP.FTS.B, 16.47%, 2/18/27 .... 7,585 7,592
L2657168.UP.FTS.B, 16.47%, 2/18/27 .... 1,326 358
FW2656762.UP.FTS.B, 16.73%, 2/18/27 .. 15,835 15,850
FW2654911.UP.FTS.B, 16.77%, 2/18/27 .. 1,494 1,493
FW2655755.UP.FTS.B, 17.36%, 2/18/27 .. 5,432 5,418
L2656274.UP.FTS.B, 17.4%, 2/18/27 .... 1,274 1,278
L2648053.UP.FTS.B, 17.58%, 2/18/27 .... 4,138 4,142
FW2655219.UP.FTS.B, 17.61%, 2/18/27 .. 17,160 17,172
FW2654968.UP.FTS.B, 17.64%, 2/18/27 .. 2,632 729
FW2657700.UP.FTS.B, 17.81%, 2/18/27 .. 8,252 8,259
L2656742.UP.FTS.B, 17.82%, 2/18/27 .... 3,491 3,499
L2653109.UP.FTS.B, 18.03%, 2/18/27 .... 962 964
L2653689.UP.FTS.B, 18.18%, 2/18/27 .... 2,325 2,215
L2653164.UP.FTS.B, 18.21%, 2/18/27 .... 7,060 7,067
FW2654520.UP.FTS.B, 18.49%, 2/18/27 .. 2,123 2,128
L2657353.UP.FTS.B, 18.73%, 2/18/27 .... 9,993 9,458
L2654570.UP.FTS.B, 19.68%, 2/18/27 .... 739 702
FW2656424.UP.FTS.B, 19.82%, 2/18/27 .. 2,148 2,153
L2656336.UP.FTS.B, 20.22%, 2/18/27 .... 1,209 179
FW2654532.UP.FTS.B, 20.37%, 2/18/27 .. 5,863 1,603
FW2657677.UP.FTS.B, 20.65%, 2/18/27 .. 3,605 3,614
FW2654620.UP.FTS.B, 20.83%, 2/18/27 .. 3,306 3,334
L2656191.UP.FTS.B, 20.98%, 2/18/27 .... 3,086 3,116
FW2657310.UP.FTS.B, 21.81%, 2/18/27 .. 2,292 2,320
L2655942.UP.FTS.B, 21.87%, 2/18/27 .... 7,947 7,955
FW2653768.UP.FTS.B, 22.47%, 2/18/27 .. 19,801 20,040
L2656980.UP.FTS.B, 22.68%, 2/18/27 .... 5,333 5,400
L2657169.UP.FTS.B, 22.71%, 2/18/27 .... 10,112 9,754
FW2657375.UP.FTS.B, 23.29%, 2/18/27 .. 1,876 1,899
FW2657769.UP.FTS.B, 24.23%, 2/18/27 .. 8,015 8,114
FW2653982.UP.FTS.B, 24.33%, 2/18/27 .. 8,003 220
L2657363.UP.FTS.B, 24.67%, 2/18/27 .... 3,996 4,046
FW2656918.UP.FTS.B, 25.32%, 2/18/27 .. 4,084 4,135
L2657540.UP.FTS.B, 25.32%, 2/18/27 .... 1,159 1,174
FW2654552.UP.FTS.B, 25.75%, 2/18/27 .. 3,688 3,735
FW2656585.UP.FTS.B, 25.76%, 2/18/27 .. 3,758 3,805
FW2653266.UP.FTS.B, 26.59%, 2/18/27 .. 5,096 1,487
FW2656738.UP.FTS.B, 26.73%, 2/18/27 .. 7,739 7,457
FW2657625.UP.FTS.B, 26.98%, 2/18/27 .. 5,528 92
FW2653485.UP.FTS.B, 27.32%, 2/18/27 .. 6,911 6,998
L2655961.UP.FTS.B, 27.71%, 2/18/27 .... 1,166 1,176
FW2656127.UP.FTS.B, 28.24%, 2/18/27 .. 1,809 1,832
FW2657275.UP.FTS.B, 28.44%, 2/18/27 .. 2,596 2,610
FW2657124.UP.FTS.B, 28.84%, 2/18/27 .. 6,323 6,373
FW2657590.UP.FTS.B, 29.26%, 2/18/27 .. 3,934 275
FW2656448.UP.FTS.B, 29.81%, 2/18/27 .. 3,659 3,705
FW2654690.UP.FTS.B, 30.25%, 2/18/27 .. 782 790
FW2652797.UP.FTS.B, 30.47%, 2/18/27 .. 1,202 1,217
FW2655034.UP.FTS.B, 30.5%, 2/18/27 ... 2,990 208
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2657689.UP.FTS.B, 30.56%, 2/18/27 .. $ 11,494 $ 799
FW2656342.UP.FTS.B, 30.71%, 2/18/27 .. 708 713
FW2655259.UP.FTS.B, 30.9%, 2/18/27 ... 3,546 3,590
FW2655652.UP.FTS.B, 30.92%, 2/18/27 .. 22,554 22,609
FW2653746.UP.FTS.B, 30.93%, 2/18/27 .. 1,490 1,509
FW2654823.UP.FTS.B, 31.05%, 2/18/27 .. 1,710 1,718
FW2656038.UP.FTS.B, 31.06%, 2/18/27 .. 996 1,009
FW2652957.UP.FTS.B, 31.1%, 2/18/27 ... 821 829
FW2656050.UP.FTS.B, 31.14%, 2/18/27 .. 1,635 1,655
FW2653443.UP.FTS.B, 31.19%, 2/18/27 .. 10,602 10,707
FW2657050.UP.FTS.B, 31.21%, 2/18/27 .. 3,098 910
FW2653299.UP.FTS.B, 31.23%, 2/18/27 .. 3,060 3,098
FW2620309.UP.FTS.B, 31.31%, 2/18/27 .. 13,018 1,988
FW2656784.UP.FTS.B, 31.34%, 2/18/27 .. 2,933 206
FW2652650.UP.FTS.B, 31.46%, 2/18/27 .. 3,563 3,608
FW2656739.UP.FTS.B, 31.47%, 2/18/27 .. 2,084 55
FW2656859.UP.FTS.B, 17.55%, 2/25/27 .. 5,148 743
FW2655382.UP.FTS.B, 29.8%, 2/25/27 ... 4,897 4,956
L2782778.UP.FTS.B, 5.38%, 3/14/27 .... 11,642 11,558
FW2779815.UP.FTS.B, 5.52%, 3/14/27 ... 2,369 2,349
FW2785873.UP.FTS.B, 5.67%, 3/14/27 ... 15,736 15,620
L2786047.UP.FTS.B, 5.71%, 3/14/27 .... 2,926 2,904
FW2785225.UP.FTS.B, 5.78%, 3/14/27 ... 11,420 11,336
L2785472.UP.FTS.B, 5.82%, 3/14/27 .... 4,687 4,653
L2785533.UP.FTS.B, 5.87%, 3/14/27 .... 6,854 6,806
FW2725624.UP.FTS.B, 5.92%, 3/14/27 ... 29,280 29,072
L2782378.UP.FTS.B, 5.98%, 3/14/27 .... 29,302 29,093
L2785761.UP.FTS.B, 6.14%, 3/14/27 .... 23,513 23,340
L2788888.UP.FTS.B, 6.14%, 3/14/27 .... 5,436 5,396
L2781494.UP.FTS.B, 6.32%, 3/14/27 .... 6,938 6,889
L2783749.UP.FTS.B, 6.39%, 3/14/27 .... 3,998 3,967
L2786287.UP.FTS.B, 6.48%, 3/14/27 .... 792 785
L2789358.UP.FTS.B, 6.49%, 3/14/27 .... 29,364 29,155
L2789856.UP.FTS.B, 6.67%, 3/14/27 .... 5,379 5,339
L2786197.UP.FTS.B, 6.8%, 3/14/27 ..... 3,693 3,666
L2776276.UP.FTS.B, 6.89%, 3/14/27 .... 14,174 14,072
L2785513.UP.FTS.B, 6.9%, 3/14/27 ..... 9,539 9,469
L2781885.UP.FTS.B, 7.11%, 3/14/27 ..... 11,316 11,237
L2783455.UP.FTS.B, 7.28%, 3/14/27 .... 24,210 24,034
L2781599.UP.FTS.B, 7.38%, 3/14/27 .... 3,215 3,192
L2784013.UP.FTS.B, 7.38%, 3/14/27 .... 11,700 11,629
FW2784023.UP.FTS.B, 7.45%, 3/14/27 ... 22,463 22,299
L2783926.UP.FTS.B, 7.49%, 3/14/27 .... 10,908 10,829
L2781938.UP.FTS.B, 7.6%, 3/14/27 ..... 29,838 29,621
FW2780236.UP.FTS.B, 7.69%, 3/14/27 ... 20,906 20,773
FW2788438.UP.FTS.B, 7.69%, 3/14/27 ... 1,314 1,305
L2788290.UP.FTS.B, 7.73%, 3/14/27 .... 5,699 5,663
L2781769.UP.FTS.B, 7.86%, 3/14/27 .... 12,695 12,621
L2784113.UP.FTS.B, 7.9%, 3/14/27 ...... 6,584 6,542
L2769930.UP.FTS.B, 7.96%, 3/14/27 .... 18,565 18,447
FW2784974.UP.FTS.B, 8.13%, 3/14/27 ... 28,006 27,829
L2780083.UP.FTS.B, 8.23%, 3/14/27 .... 26,921 26,766
FW2781791.UP.FTS.B, 8.25%, 3/14/27 ... 18,438 18,332
L2789155.UP.FTS.B, 8.26%, 3/14/27 .... 15,020 14,925
L2780176.UP.FTS.B, 8.31%, 3/14/27 .... 30,050 29,860
L2764977.UP.FTS.B, 8.36%, 3/14/27 .... 6,494 6,453
L2779428.UP.FTS.B, 8.36%, 3/14/27 .... 6,314 6,274
L2784617.UP.FTS.B, 8.41%, 3/14/27 .... 12,815 12,734

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2782254.UP.FTS.B, 8.42%, 3/14/27 .... $ 4,814 $ 4,779
L2782003.UP.FTS.B, 8.5%, 3/14/27 ..... 13,775 13,695
L2787246.UP.FTS.B, 8.5%, 3/14/27 ..... 1,505 1,496
L2784591.UP.FTS.B, 8.72%, 3/14/27 .... 30,177 29,987
FW2780109.UP.FTS.B, 8.73%, 3/14/27 ... 9,041 8,990
L2789064.UP.FTS.B, 8.75%, 3/14/27 .... 11,983 11,908
L2789316.UP.FTS.B, 8.8%, 3/14/27 ..... 30,194 30,003
L2786540.UP.FTS.B, 8.81%, 3/14/27 .... 3,262 3,241
L2783739.UP.FTS.B, 8.99%, 3/14/27 .... 5,161 5,131
L2785284.UP.FTS.B, 9.11%, 3/14/27 ..... 3,271 3,251
L2785081.UP.FTS.B, 9.13%, 3/14/27 .... 10,662 10,595
L2780310.UP.FTS.B, 9.24%, 3/14/27 .... 10,919 10,850
L2780047.UP.FTS.B, 9.4%, 3/14/27 ..... 16,204 16,112
L2780296.UP.FTS.B, 9.41%, 3/14/27 .... 19,565 19,442
FW2782447.UP.FTS.B, 9.67%, 3/14/27 ... 13,403 13,319
L2784348.UP.FTS.B, 9.7%, 3/14/27 ..... 5,089 5,060
FW2783021.UP.FTS.B, 9.72%, 3/14/27 ... 7,863 7,814
L2780798.UP.FTS.B, 9.77%, 3/14/27 .... 5,488 5,454
L2784962.UP.FTS.B, 9.82%, 3/14/27 .... 18,282 18,178
L2788004.UP.FTS.B, 9.9%, 3/14/27 ..... 12,213 12,137
FW2783844.UP.FTS.B, 10%, 3/14/27 .... 3,057 3,038
L2781395.UP.FTS.B, 10.07%, 3/14/27 .... 16,577 16,493
L2789352.UP.FTS.B, 10.18%, 3/14/27 .... 7,959 7,918
L2785217.UP.FTS.B, 10.21%, 3/14/27 .... 17,260 17,173
FW2779711.UP.FTS.B, 10.28%, 3/14/27 .. 15,144 15,023
FW2780436.UP.FTS.B, 10.28%, 3/14/27 .. 3,616 3,593
L2784387.UP.FTS.B, 10.32%, 3/14/27 .... 16,186 16,104
L2785592.UP.FTS.B, 10.32%, 3/14/27 .... 10,424 10,371
L2782038.UP.FTS.B, 10.33%, 3/14/27 .... 30,655 30,464
FW2781353.UP.FTS.B, 10.54%, 3/14/27 .. 19,662 19,540
FW2781880.UP.FTS.B, 10.6%, 3/14/27 ... 12,912 12,846
L2780112.UP.FTS.B, 10.7%, 3/14/27 ..... 6,141 6,116
L2784328.UP.FTS.B, 10.71%, 3/14/27 .... 27,500 25,975
FW2780382.UP.FTS.B, 10.8%, 3/14/27 ... 3,327 3,310
FW2784241.UP.FTS.B, 10.82%, 3/14/27 .. 6,285 6,256
FW2783122.UP.FTS.B, 10.84%, 3/14/27 .. 2,465 2,452
L2785568.UP.FTS.B, 10.89%, 3/14/27 .... 6,596 6,563
L2785551.UP.FTS.B, 10.91%, 3/14/27 .... 7,215 7,179
FW2781725.UP.FTS.B, 11.04%, 3/14/27 .. 7,211 7,179
FW2786689.UP.FTS.B, 11.07%, 3/14/27 .. 2,039 2,028
L2787329.UP.FTS.B, 11.09%, 3/14/27 .... 2,162 2,151
L2786414.UP.FTS.B, 11.1%, 3/14/27 ..... 4,016 3,995
L2785769.UP.FTS.B, 11.11%, 3/14/27 .... 9,921 9,872
L2780313.UP.FTS.B, 11.15%, 3/14/27 .... 30,906 30,750
FW2790608.UP.FTS.B, 11.2%, 3/14/27 ... 4,620 4,601
L2786841.UP.FTS.B, 11.25%, 3/14/27 .... 6,186 6,155
FW2784513.UP.FTS.B, 11.29%, 3/14/27 .. 15,618 15,472
FW2783670.UP.FTS.B, 11.3%, 3/14/27 ... 6,193 6,162
FW2787754.UP.FTS.B, 11.35%, 3/14/27 .. 12,987 12,935
L2780596.UP.FTS.B, 11.42%, 3/14/27 .... 7,582 7,548
L2785637.UP.FTS.B, 11.46%, 3/14/27 .... 4,339 4,317
L2785144.UP.FTS.B, 11.47%, 3/14/27 .... 6,197 6,166
L2784105.UP.FTS.B, 11.55%, 3/14/27 .... 9,307 9,260
L2789734.UP.FTS.B, 11.68%, 3/14/27 .... 10,225 10,163
L2785328.UP.FTS.B, 11.77%, 3/14/27 .... 4,240 4,219
L2779976.UP.FTS.B, 11.78%, 3/14/27 .... 3,980 3,955
L2781320.UP.FTS.B, 11.83%, 3/14/27 .... 18,788 18,693
L2782425.UP.FTS.B, 11.95%, 3/14/27 .... 4,679 4,656
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2784459.UP.FTS.B, 12.04%, 3/14/27 .... $ 4,612 $ 4,589
L2784249.UP.FTS.B, 12.05%, 3/14/27 .... 21,761 21,674
L2779695.UP.FTS.B, 12.07%, 3/14/27 .... 14,965 14,890
L2786241.UP.FTS.B, 12.07%, 3/14/27 .... 15,588 15,510
L2781389.UP.FTS.B, 12.12%, 3/14/27 .... 12,476 12,414
L2785480.UP.FTS.B, 12.19%, 3/14/27 .... 11,158 11,112
L2783293.UP.FTS.B, 12.24%, 3/14/27 .... 9,368 9,321
L2781089.UP.FTS.B, 12.27%, 3/14/27 .... 3,311 3,294
L2781183.UP.FTS.B, 12.35%, 3/14/27 .... 22,584 22,473
FW2781045.UP.FTS.B, 12.41%, 3/14/27 .. 4,616 4,597
L2785022.UP.FTS.B, 12.43%, 3/14/27 .... 12,513 12,437
L2789283.UP.FTS.B, 12.43%, 3/14/27 .... 12,807 12,756
L2783693.UP.FTS.B, 12.45%, 3/14/27 .... 4,305 594
L2782955.UP.FTS.B, 12.51%, 3/14/27 .... 10,019 9,969
L2784478.UP.FTS.B, 12.55%, 3/14/27 .... 2,285 2,266
L2781845.UP.FTS.B, 12.57%, 3/14/27 .... 13,981 1,017
L2784205.UP.FTS.B, 12.6%, 3/14/27 .... 7,521 7,483
L2782900.UP.FTS.B, 12.63%, 3/14/27 .... 7,411 7,380
L2785749.UP.FTS.B, 12.65%, 3/14/27 .... 9,404 9,357
FW2785256.UP.FTS.B, 12.69%, 3/14/27 .. 29,798 29,657
FW2786124.UP.FTS.B, 12.69%, 3/14/27 .. 5,960 5,930
L2784017.UP.FTS.B, 12.7%, 3/14/27 .... 1,513 1,505
L2783427.UP.FTS.B, 12.77%, 3/14/27 .... 4,897 682
L2779872.UP.FTS.B, 12.82%, 3/14/27 .... 1,199 1,193
L2780197.UP.FTS.B, 12.84%, 3/14/27 .... 9,421 9,374
FW2784873.UP.FTS.B, 12.88%, 3/14/27 .. 9,448 9,402
FW2780429.UP.FTS.B, 12.96%, 3/14/27 .. 4,007 3,990
L2757291.UP.FTS.B, 12.97%, 3/14/27 .... 2,575 2,563
L2781348.UP.FTS.B, 12.98%, 3/14/27 .... 9,686 9,637
L2789648.UP.FTS.B, 12.99%, 3/14/27 .... 3,774 3,755
L2785427.UP.FTS.B, 13.01%, 3/14/27 .... 1,561 1,555
L2786071.UP.FTS.B, 13.02%, 3/14/27 .... 4,088 4,067
L2785265.UP.FTS.B, 13.07%, 3/14/27 .... 2,707 2,693
L2789482.UP.FTS.B, 13.14%, 3/14/27 .... 11,968 11,908
L2781033.UP.FTS.B, 13.19%, 3/14/27 .... 2,006 1,984
L2789300.UP.FTS.B, 13.2%, 3/14/27 .... 8,148 8,115
L2783463.UP.FTS.B, 13.21%, 3/14/27 .... 6,744 6,703
L2785549.UP.FTS.B, 13.25%, 3/14/27 .... 4,209 4,192
L2785339.UP.FTS.B, 13.26%, 3/14/27 .... 8,196 8,156
FW2775855.UP.FTS.B, 13.32%, 3/14/27 .. 31,515 31,391
L2789460.UP.FTS.B, 13.33%, 3/14/27 .... 11,383 11,327
L2762745.UP.FTS.B, 13.39%, 3/14/27 .... 11,258 11,213
FW2785848.UP.FTS.B, 13.4%, 3/14/27 ... 8,204 7,750
FW2787165.UP.FTS.B, 13.47%, 3/14/27 .. 6,302 6,277
FW2789036.UP.FTS.B, 13.51%, 3/14/27 .. 16,116 16,036
L2780870.UP.FTS.B, 13.52%, 3/14/27 .... 2,630 2,619
L2785005.UP.FTS.B, 13.54%, 3/14/27 .... 9,482 9,435
L2778983.UP.FTS.B, 13.58%, 3/14/27 .... 6,070 6,039
FW2785775.UP.FTS.B, 13.59%, 3/14/27 .. 14,969 14,909
L2785594.UP.FTS.B, 13.62%, 3/14/27 .... 2,404 2,392
L2785890.UP.FTS.B, 13.83%, 3/14/27 .... 9,443 844
L2782918.UP.FTS.B, 13.85%, 3/14/27 .... 2,916 2,902
L2785818.UP.FTS.B, 13.87%, 3/14/27 .... 4,376 4,354
FW2783338.UP.FTS.B, 13.88%, 3/14/27 .. 10,409 9,831
L2776854.UP.FTS.B, 13.89%, 3/14/27 .... 15,948 15,872
L2780968.UP.FTS.B, 13.89%, 3/14/27 .... 4,735 4,716
L2787639.UP.FTS.B, 13.93%, 3/14/27 .... 4,081 4,064
FW2781533.UP.FTS.B, 13.96%, 3/14/27 .. 16,183 16,103

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2785675.UP.FTS.B, 14.06%, 3/14/27 .... $ 4,400 $ 4,382
L2780420.UP.FTS.B, 14.17%, 3/14/27 .... 7,581 7,550
FW2784641.UP.FTS.B, 14.18%, 3/14/27 .. 10,005 9,963
FW2789366.UP.FTS.B, 14.19%, 3/14/27 .. 31,799 31,642
L2783211.UP.FTS.B, 14.21%, 3/14/27 .... 19,130 19,038
FW2788869.UP.FTS.B, 14.25%, 3/14/27 .. 4,709 4,686
L2787570.UP.FTS.B, 14.25%, 3/14/27 .... 2,207 2,193
L2783095.UP.FTS.B, 14.33%, 3/14/27 .... 1,766 1,668
L2782210.UP.FTS.B, 14.35%, 3/14/27 .... 3,185 3,169
FW2787191.UP.FTS.B, 14.4%, 3/14/27 ... 19,810 18,715
FW2783492.UP.FTS.B, 14.41%, 3/14/27 .. 9,560 9,513
FW2784749.UP.FTS.B, 14.42%, 3/14/27 .. 8,623 2,220
L2782049.UP.FTS.B, 14.43%, 3/14/27 .... 9,010 8,966
L2783057.UP.FTS.B, 14.44%, 3/14/27 .... 16,597 16,521
L2782438.UP.FTS.B, 14.45%, 3/14/27 .... 587 569
L2780531.UP.FTS.B, 14.47%, 3/14/27 .... 31,495 31,363
L2784886.UP.FTS.B, 14.47%, 3/14/27 .... 7,004 6,977
L2779895.UP.FTS.B, 14.52%, 3/14/27 .... 8,931 8,887
FW2780644.UP.FTS.B, 14.57%, 3/14/27 .. 1,787 128
L2787542.UP.FTS.B, 14.57%, 3/14/27 .... 6,329 6,298
L2785260.UP.FTS.B, 14.63%, 3/14/27 .... 16,860 16,777
L2779917.UP.FTS.B, 14.65%, 3/14/27 .... 6,706 6,673
FW2790537.UP.FTS.B, 14.66%, 3/14/27 .. 15,968 15,889
FW2787310.UP.FTS.B, 14.7%, 3/14/27 ... 636 634
L2785114.UP.FTS.B, 14.72%, 3/14/27 .... 7,645 7,614
L2785570.UP.FTS.B, 14.73%, 3/14/27 .... 25,566 25,441
FW2785300.UP.FTS.B, 14.74%, 3/14/27 .. 31,959 31,802
L2784692.UP.FTS.B, 14.74%, 3/14/27 .... 4,474 4,452
L2781163.UP.FTS.B, 14.78%, 3/14/27 .... 5,157 5,137
L2783852.UP.FTS.B, 14.83%, 3/14/27 .... 3,803 3,787
L2788260.UP.FTS.B, 14.88%, 3/14/27 .... 2,752 2,738
L2784500.UP.FTS.B, 14.95%, 3/14/27 .... 3,431 3,417
L2790437.UP.FTS.B, 14.98%, 3/14/27 .... 16,014 15,936
FW2783542.UP.FTS.B, 14.99%, 3/14/27 .. 21,142 21,039
L2786162.UP.FTS.B, 15.01%, 3/14/27 .... 19,224 19,130
L2785803.UP.FTS.B, 15.06%, 3/14/27 .... 4,487 4,465
L2787981.UP.FTS.B, 15.07%, 3/14/27 .... 1,095 1,087
L2790024.UP.FTS.B, 15.07%, 3/14/27 .... 1,273 1,268
L2789351.UP.FTS.B, 15.12%, 3/14/27 .... 9,621 9,574
FW2779319.UP.FTS.B, 15.17%, 3/14/27 .. 1,219 1,216
FW2783642.UP.FTS.B, 15.18%, 3/14/27 .. 2,118 2,107
L2785487.UP.FTS.B, 15.19%, 3/14/27 .... 25,674 25,548
L2781288.UP.FTS.B, 15.2%, 3/14/27 .... 1,926 1,916
L2787335.UP.FTS.B, 15.22%, 3/14/27 .... 2,055 2,045
L2782134.UP.FTS.B, 15.23%, 3/14/27 .... 7,596 7,574
L2782707.UP.FTS.B, 15.34%, 3/14/27 .... 30,623 1,280
L2786073.UP.FTS.B, 15.34%, 3/14/27 .... 27,315 27,182
FW2788688.UP.FTS.B, 15.38%, 3/14/27 .. 6,969 6,936
L2781912.UP.FTS.B, 15.44%, 3/14/27 .... 5,517 5,217
FW2783726.UP.FTS.B, 15.47%, 3/14/27 .. 5,529 5,513
L2782475.UP.FTS.B, 15.49%, 3/14/27 .... 7,219 6,845
L2787379.UP.FTS.B, 15.51%, 3/14/27 .... 10,364 10,333
L2780102.UP.FTS.B, 15.53%, 3/14/27 .... 8,886 8,842
L2785752.UP.FTS.B, 15.55%, 3/14/27 .... 8,022 8,011
FW2785292.UP.FTS.B, 15.63%, 3/14/27 .. 3,030 221
L2779187.UP.FTS.B, 15.67%, 3/14/27 .... 20,565 20,504
FW2780435.UP.FTS.B, 15.71%, 3/14/27 .. 3,493 3,477
L2782787.UP.FTS.B, 15.71%, 3/14/27 .... 16,757 1,209
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2787103.UP.FTS.B, 15.71%, 3/14/27 .... $ 24,117 $ 23,999
FW2780573.UP.FTS.B, 15.72%, 3/14/27 .. 6,085 439
FW2785320.UP.FTS.B, 15.73%, 3/14/27 .. 2,580 2,567
L2788269.UP.FTS.B, 15.76%, 3/14/27 .... 3,419 3,402
L2785537.UP.FTS.B, 15.78%, 3/14/27 .... 2,172 2,168
L2780255.UP.FTS.B, 15.79%, 3/14/27 .... 27,670 27,559
L2781597.UP.FTS.B, 15.79%, 3/14/27 .... 17,359 17,275
L2788017.UP.FTS.B, 15.83%, 3/14/27 .... 3,680 3,669
L2786790.UP.FTS.B, 15.86%, 3/14/27 .... 3,487 3,470
L2785504.UP.FTS.B, 15.88%, 3/14/27 .... 1,600 1,597
FW2720638.UP.FTS.B, 15.89%, 3/14/27 .. 13,352 12,663
FW2782452.UP.FTS.B, 15.89%, 3/14/27 .. 6,462 6,431
L2779778.UP.FTS.B, 15.94%, 3/14/27 .... 10,986 10,954
L2782963.UP.FTS.B, 15.98%, 3/14/27 .... 5,172 5,156
L2789937.UP.FTS.B, 15.99%, 3/14/27 .... 2,876 2,857
L2790390.UP.FTS.B, 15.99%, 3/14/27 .... 2,586 2,573
L2780035.UP.FTS.B, 16.03%, 3/14/27 .... 1,962 1,941
L2781166.UP.FTS.B, 16.07%, 3/14/27 .... 6,922 6,901
L2782280.UP.FTS.B, 16.08%, 3/14/27 .... 8,785 8,744
L2779021.UP.FTS.B, 16.32%, 3/14/27 .... 4,762 1,284
L2783945.UP.FTS.B, 16.32%, 3/14/27 .... 6,712 6,342
L2784177.UP.FTS.B, 16.34%, 3/14/27 .... 4,151 4,139
L2781334.UP.FTS.B, 16.44%, 3/14/27 .... 6,507 6,488
FW2787232.UP.FTS.B, 16.47%, 3/14/27 .. 2,272 2,265
L2788530.UP.FTS.B, 16.48%, 3/14/27 .... 16,249 16,201
L2781937.UP.FTS.B, 16.51%, 3/14/27 .... 7,798 7,761
L2785787.UP.FTS.B, 16.51%, 3/14/27 .... 3,141 3,128
L2781470.UP.FTS.B, 16.53%, 3/14/27 .... 7,221 7,187
L2782699.UP.FTS.B, 16.54%, 3/14/27 .... 18,190 18,082
L2788921.UP.FTS.B, 16.56%, 3/14/27 .... 5,441 5,420
L2784909.UP.FTS.B, 16.61%, 3/14/27 .... 2,830 2,825
L2781123.UP.FTS.B, 16.65%, 3/14/27 .... 6,935 957
FW2786140.UP.FTS.B, 16.66%, 3/14/27 .. 1,754 1,739
FW2788768.UP.FTS.B, 16.66%, 3/14/27 .. 14,577 569
L2781826.UP.FTS.B, 16.66%, 3/14/27 .... 1,561 1,553
L2785121.UP.FTS.B, 16.67%, 3/14/27 .... 18,147 17,212
L2786003.UP.FTS.B, 16.71%, 3/14/27 .... 2,321 334
FW2785133.UP.FTS.B, 16.75%, 3/14/27 .. 14,587 565
L2786728.UP.FTS.B, 16.78%, 3/14/27 .... 6,509 6,490
FW2782269.UP.FTS.B, 16.79%, 3/14/27 .. 2,771 2,760
L2783630.UP.FTS.B, 16.79%, 3/14/27 .... 17,908 17,854
L2790588.UP.FTS.B, 16.81%, 3/14/27 .... 2,605 2,592
FW2790218.UP.FTS.B, 16.82%, 3/14/27 .. 2,279 2,268
FW2787453.UP.FTS.B, 16.84%, 3/14/27 .. 4,169 4,149
L2781471.UP.FTS.B, 16.84%, 3/14/27 .... 714 711
L2790374.UP.FTS.B, 16.87%, 3/14/27 .... 5,147 5,132
L2780924.UP.FTS.B, 16.96%, 3/14/27 .... 4,543 4,537
L2783856.UP.FTS.B, 16.96%, 3/14/27 .... 2,721 388
L2783224.UP.FTS.B, 16.97%, 3/14/27 .... 2,253 2,239
L2781842.UP.FTS.B, 17.01%, 3/14/27 .... 5,079 4,819
FW2779871.UP.FTS.B, 17.03%, 3/14/27 .. 10,921 2,936
FW2781271.UP.FTS.B, 17.06%, 3/14/27 .. 4,960 4,945
L2787213.UP.FTS.B, 17.06%, 3/14/27 .... 32,737 1,232
L2780352.UP.FTS.B, 17.09%, 3/14/27 .... 6,551 6,533
FW2780002.UP.FTS.B, 17.17%, 3/14/27 .. 1,957 1,954
L2788261.UP.FTS.B, 17.17%, 3/14/27 .... 849 845
FW2779719.UP.FTS.B, 17.2%, 3/14/27 ... 4,248 4,235
L2785657.UP.FTS.B, 17.24%, 3/14/27 .... 2,876 2,868

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2785239.UP.FTS.B, 17.27%, 3/14/27 .. $ 1,857 $ 1,852
L2785928.UP.FTS.B, 17.3%, 3/14/27 .... 31,914 31,853
L2783179.UP.FTS.B, 17.39%, 3/14/27 .... 5,891 5,877
L2785862.UP.FTS.B, 17.44%, 3/14/27 .... 26,190 26,064
L2790752.UP.FTS.B, 17.44%, 3/14/27 .... 3,072 830
FW2781874.UP.FTS.B, 17.45%, 3/14/27 .. 655 653
L2789286.UP.FTS.B, 17.58%, 3/14/27 .... 6,130 5,816
FW2780850.UP.FTS.B, 17.6%, 3/14/27 ... 9,837 9,808
FW2783200.UP.FTS.B, 17.6%, 3/14/27 ... 9,176 9,162
L2780580.UP.FTS.B, 17.7%, 3/14/27 .... 2,297 2,291
L2785162.UP.FTS.B, 17.72%, 3/14/27 .... 13,592 3,750
FW2783998.UP.FTS.B, 17.89%, 3/14/27 .. 1,346 362
FW2784396.UP.FTS.B, 17.89%, 3/14/27 .. 2,564 2,558
FW2779862.UP.FTS.B, 17.93%, 3/14/27 .. 657 655
L2785495.UP.FTS.B, 17.96%, 3/14/27 .... 2,434 2,427
L2783820.UP.FTS.B, 17.99%, 3/14/27 .... 24,753 24,708
L2784843.UP.FTS.B, 18.02%, 3/14/27 .... 8,516 1,189
FW2781007.UP.FTS.B, 18.03%, 3/14/27 .. 6,195 6,176
L2780829.UP.FTS.B, 18.05%, 3/14/27 .... 6,319 6,300
FW2781770.UP.FTS.B, 18.09%, 3/14/27 .. 2,141 2,133
L2785717.UP.FTS.B, 18.12%, 3/14/27 .... 10,539 10,514
FW2771881.UP.FTS.B, 18.18%, 3/14/27 .. 3,295 3,287
FW2780394.UP.FTS.B, 18.18%, 3/14/27 .. 6,666 975
L2781185.UP.FTS.B, 18.2%, 3/14/27 ..... 2,830 414
L2762731.UP.FTS.B, 18.21%, 3/14/27 .... 4,285 4,264
L2785773.UP.FTS.B, 18.25%, 3/14/27 .... 8,937 8,912
L2786738.UP.FTS.B, 18.29%, 3/14/27 .... 1,430 1,429
L2784355.UP.FTS.B, 18.3%, 3/14/27 .... 2,045 2,039
L2781131.UP.FTS.B, 18.34%, 3/14/27 .... 6,929 6,895
L2781333.UP.FTS.B, 18.4%, 3/14/27 .... 11,721 11,140
L2781963.UP.FTS.B, 18.43%, 3/14/27 .... 7,199 7,182
L2789078.UP.FTS.B, 18.45%, 3/14/27 .... 2,578 2,572
FW2786891.UP.FTS.B, 18.46%, 3/14/27 .. 3,818 276
FW2788462.UP.FTS.B, 18.48%, 3/14/27 .. 6,606 6,591
FW2780658.UP.FTS.B, 18.49%, 3/14/27 .. 9,963 9,936
L2761321.UP.FTS.B, 18.5%, 3/14/27 .... 1,853 1,849
L2779732.UP.FTS.B, 18.53%, 3/14/27 .... 6,808 6,792
L2788795.UP.FTS.B, 18.58%, 3/14/27 .... 6,614 6,662
L2785399.UP.FTS.B, 18.59%, 3/14/27 .... 8,101 8,031
L2789629.UP.FTS.B, 18.6%, 3/14/27 .... 3,637 3,629
L2780206.UP.FTS.B, 18.66%, 3/14/27 .... 6,618 6,603
L2789624.UP.FTS.B, 18.67%, 3/14/27 .... 10,589 10,558
FW2780229.UP.FTS.B, 18.68%, 3/14/27 .. 1,874 136
FW2786391.UP.FTS.B, 18.72%, 3/14/27 .. 5,701 813
L2783944.UP.FTS.B, 18.73%, 3/14/27 .... 6,503 6,488
FW2784433.UP.FTS.B, 18.76%, 3/14/27 .. 4,665 4,430
L2783654.UP.FTS.B, 18.81%, 3/14/27 .... 8,654 8,639
L2784627.UP.FTS.B, 18.83%, 3/14/27 .... 6,708 6,507
L2782107.UP.FTS.B, 18.88%, 3/14/27 .... 7,293 7,276
L2782929.UP.FTS.B, 18.95%, 3/14/27 .... 1,052 1,041
FW2787024.UP.FTS.B, 19%, 3/14/27 .... 33,183 33,105
L2784145.UP.FTS.B, 19.03%, 3/14/27 .... 3,976 584
L2779673.UP.FTS.B, 19.08%, 3/14/27 .... 4,317 4,307
L2789238.UP.FTS.B, 19.09%, 3/14/27 .... 6,172 5,864
L2785730.UP.FTS.B, 19.13%, 3/14/27 .... 16,657 16,580
FW2754559.UP.FTS.B, 19.14%, 3/14/27 .. 16,612 16,563
FW2787713.UP.FTS.B, 19.15%, 3/14/27 .. 5,517 5,494
FW2780787.UP.FTS.B, 19.16%, 3/14/27 .. 9,304 9,282
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2783530.UP.FTS.B, 19.22%, 3/14/27 .... $ 3,324 $ 3,316
FW2779984.UP.FTS.B, 19.29%, 3/14/27 .. 5,362 5,360
L2779286.UP.FTS.B, 19.31%, 3/14/27 .... 3,993 3,983
L2785478.UP.FTS.B, 19.34%, 3/14/27 .... 33,283 33,206
L2788944.UP.FTS.B, 19.36%, 3/14/27 .... 35,031 9,482
L2787510.UP.FTS.B, 19.38%, 3/14/27 .... 14,203 14,189
L2780753.UP.FTS.B, 19.39%, 3/14/27 .... 15,074 15,060
L2784108.UP.FTS.B, 19.4%, 3/14/27 .... 14,307 14,267
L2784181.UP.FTS.B, 19.58%, 3/14/27 .... 16,529 16,519
L2782824.UP.FTS.B, 19.61%, 3/14/27 .... 7,272 7,254
L2785354.UP.FTS.B, 19.65%, 3/14/27 .... 2,714 2,711
FW2780425.UP.FTS.B, 19.66%, 3/14/27 .. 10,010 9,981
L2780913.UP.FTS.B, 19.68%, 3/14/27 .... 4,272 4,260
L2787013.UP.FTS.B, 19.7%, 3/14/27 .... 5,746 5,733
L2790185.UP.FTS.B, 19.71%, 3/14/27 .... 7,764 7,743
L2789528.UP.FTS.B, 19.75%, 3/14/27 .... 1,658 1,637
L2776323.UP.FTS.B, 19.76%, 3/14/27 .... 10,619 10,611
L2784343.UP.FTS.B, 19.81%, 3/14/27 .... 3,341 3,333
L2780611.UP.FTS.B, 19.83%, 3/14/27 .... 6,087 441
L2781737.UP.FTS.B, 19.91%, 3/14/27 .... 3,329 3,325
L2782045.UP.FTS.B, 19.92%, 3/14/27 .... 10,507 10,491
L2782730.UP.FTS.B, 19.94%, 3/14/27 .... 6,689 6,674
L2784726.UP.FTS.B, 19.97%, 3/14/27 .... 10,977 11,057
L2785429.UP.FTS.B, 20%, 3/14/27 ...... 2,915 2,913
FW2785877.UP.FTS.B, 20.08%, 3/14/27 .. 3,550 3,539
FW2787084.UP.FTS.B, 20.12%, 3/14/27 .. 4,919 356
L2780471.UP.FTS.B, 20.16%, 3/14/27 .... 4,021 4,012
L2785428.UP.FTS.B, 20.21%, 3/14/27 .... 2,686 2,678
L2779074.UP.FTS.B, 20.27%, 3/14/27 .... 4,168 613
L2782852.UP.FTS.B, 20.32%, 3/14/27 .... 739 744
L2781217.UP.FTS.B, 20.42%, 3/14/27 .... 8,650 8,725
L2789118.UP.FTS.B, 20.49%, 3/14/27 .... 10,914 317
FW2783065.UP.FTS.B, 20.52%, 3/14/27 .. 2,402 173
L2788741.UP.FTS.B, 20.54%, 3/14/27 .... 3,764 3,756
L2782942.UP.FTS.B, 20.56%, 3/14/27 .... 7,128 7,111
L2784645.UP.FTS.B, 20.66%, 3/14/27 .... 1,436 398
FW2785996.UP.FTS.B, 20.67%, 3/14/27 .. 3,634 3,626
L2781794.UP.FTS.B, 20.69%, 3/14/27 .... 8,992 8,971
FW2781564.UP.FTS.B, 20.75%, 3/14/27 .. 2,114 2,110
FW2785244.UP.FTS.B, 20.75%, 3/14/27 .. 5,108 5,106
L2785821.UP.FTS.B, 20.75%, 3/14/27 .... 2,964 2,957
FW2780653.UP.FTS.B, 20.84%, 3/14/27 .. 7,298 7,292
L2786023.UP.FTS.B, 20.84%, 3/14/27 .... 4,718 4,753
L2786517.UP.FTS.B, 20.9%, 3/14/27 .... 11,122 11,105
L2790205.UP.FTS.B, 20.92%, 3/14/27 .... 1,147 1,144
L2784917.UP.FTS.B, 20.96%, 3/14/27 .... 23,615 23,559
L2780447.UP.FTS.B, 21.03%, 3/14/27 .... 2,520 2,515
FW2783376.UP.FTS.B, 21.04%, 3/14/27 .. 2,729 2,651
L2762778.UP.FTS.B, 21.15%, 3/14/27 .... 4,054 4,045
L2783728.UP.FTS.B, 21.18%, 3/14/27 .... 2,230 2,225
L2778435.UP.FTS.B, 21.2%, 3/14/27 .... 1,501 1,498
FW2783359.UP.FTS.B, 21.23%, 3/14/27 .. 11,495 11,468
FW2780777.UP.FTS.B, 21.29%, 3/14/27 .. 2,218 2,217
L2780757.UP.FTS.B, 21.34%, 3/14/27 .... 1,151 1,159
L2785878.UP.FTS.B, 21.36%, 3/14/27 .... 1,081 160
FW2781871.UP.FTS.B, 21.39%, 3/14/27 .. 7,820 2,183
L2783471.UP.FTS.B, 21.41%, 3/14/27 .... 6,762 6,745
L2784388.UP.FTS.B, 21.47%, 3/14/27 .... 2,819 2,803

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2784444.UP.FTS.B, 21.47%, 3/14/27 .... $ 3,240 $ 82
L2789869.UP.FTS.B, 21.53%, 3/14/27 .... 5,220 5,258
L2782008.UP.FTS.B, 21.58%, 3/14/27 .... 1,252 33
L2790163.UP.FTS.B, 21.62%, 3/14/27 .... 1,702 1,690
L2784140.UP.FTS.B, 21.67%, 3/14/27 .... 8,173 8,234
L2782992.UP.FTS.B, 21.68%, 3/14/27 .... 13,574 13,542
FW2783166.UP.FTS.B, 21.74%, 3/14/27 .. 398 395
L2785656.UP.FTS.B, 21.86%, 3/14/27 .... 6,804 6,530
FW2782801.UP.FTS.B, 21.92%, 3/14/27 .. 3,670 3,697
L2782578.UP.FTS.B, 21.93%, 3/14/27 .... 7,795 555
FW2780135.UP.FTS.B, 21.97%, 3/14/27 .. 7,416 7,470
L2784561.UP.FTS.B, 22.05%, 3/14/27 .... 6,324 6,368
FW2785552.UP.FTS.B, 22.13%, 3/14/27 .. 5,918 5,904
L2785618.UP.FTS.B, 22.23%, 3/14/27 .... 15,541 15,654
L2785258.UP.FTS.B, 22.27%, 3/14/27 .... 19,161 19,300
L2780882.UP.FTS.B, 22.29%, 3/14/27 .... 6,275 6,320
L2784609.UP.FTS.B, 22.31%, 3/14/27 .... 4,373 4,361
L2780097.UP.FTS.B, 22.4%, 3/14/27 .... 3,931 3,967
L2781968.UP.FTS.B, 22.4%, 3/14/27 .... 6,826 6,876
L2780470.UP.FTS.B, 22.46%, 3/14/27 .... 3,577 1,024
L2784446.UP.FTS.B, 22.46%, 3/14/27 .... 3,043 3,035
L2786010.UP.FTS.B, 22.55%, 3/14/27 .... 15,011 14,942
FW2790759.UP.FTS.B, 22.58%, 3/14/27 .. 6,633 6,682
L2787644.UP.FTS.B, 22.58%, 3/14/27 .... 15,040 14,997
FW2784227.UP.FTS.B, 22.62%, 3/14/27 .. 2,619 2,639
FW2784685.UP.FTS.B, 22.67%, 3/14/27 .. 1,627 1,593
FW2777044.UP.FTS.B, 22.81%, 3/14/27 .. 1,602 1,588
L2781656.UP.FTS.B, 22.82%, 3/14/27 .... 3,696 3,687
L2785473.UP.FTS.B, 22.94%, 3/14/27 .... 6,537 6,585
FW2782255.UP.FTS.B, 22.97%, 3/14/27 .. 6,469 6,514
FW2787840.UP.FTS.B, 22.97%, 3/14/27 .. 1,621 1,618
FW2784934.UP.FTS.B, 23%, 3/14/27 .... 14,648 14,761
L2779888.UP.FTS.B, 23%, 3/14/27 ...... 7,339 7,392
L2787316.UP.FTS.B, 23.04%, 3/14/27 .... 13,051 1,969
L2780183.UP.FTS.B, 23.06%, 3/14/27 .... 5,474 5,522
L2784662.UP.FTS.B, 23.09%, 3/14/27 .... 3,364 3,388
L2761841.UP.FTS.B, 23.22%, 3/14/27 .... 6,871 6,851
L2784336.UP.FTS.B, 23.23%, 3/14/27 .... 8,245 8,305
L2784879.UP.FTS.B, 23.27%, 3/14/27 .... 19,395 19,536
L2760019.UP.FTS.B, 23.32%, 3/14/27 .... 1,775 1,686
L2782223.UP.FTS.B, 23.37%, 3/14/27 .... 5,159 5,147
FW2784660.UP.FTS.B, 23.39%, 3/14/27 .. 8,731 8,794
L2782909.UP.FTS.B, 23.52%, 3/14/27 .... 3,035 3,058
L2785861.UP.FTS.B, 23.55%, 3/14/27 .... 1,221 1,220
L2781260.UP.FTS.B, 23.57%, 3/14/27 .... 1,558 1,548
FW2784430.UP.FTS.B, 23.6%, 3/14/27 ... 5,238 5,225
L2785160.UP.FTS.B, 23.61%, 3/14/27 .... 3,011 3,009
FW2780693.UP.FTS.B, 23.64%, 3/14/27 .. 1,171 1,179
L2780981.UP.FTS.B, 23.73%, 3/14/27 .... 1,725 1,737
FW2782598.UP.FTS.B, 23.76%, 3/14/27 .. 3,036 3,058
FW2779943.UP.FTS.B, 23.77%, 3/14/27 .. 2,819 2,753
L2777367.UP.FTS.B, 23.84%, 3/14/27 .... 6,008 6,051
L2782820.UP.FTS.B, 23.87%, 3/14/27 .... 894 899
L2780834.UP.FTS.B, 23.88%, 3/14/27 .... 3,187 916
L2755133.UP.FTS.B, 23.9%, 3/14/27 .... 7,531 7,586
L2782516.UP.FTS.B, 23.94%, 3/14/27 .... 5,183 5,170
FW2782245.UP.FTS.B, 23.97%, 3/14/27 .. 2,627 2,646
L2785033.UP.FTS.B, 23.98%, 3/14/27 .... 2,074 2,089
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2785483.UP.FTS.B, 24.04%, 3/14/27 .... $ 17,349 $ 17,480
FW2783257.UP.FTS.B, 24.06%, 3/14/27 .. 2,420 2,438
L2785916.UP.FTS.B, 24.17%, 3/14/27 .... 7,475 7,529
FW2789810.UP.FTS.B, 24.24%, 3/14/27 .. 1,450 415
L2777858.UP.FTS.B, 24.24%, 3/14/27 .... 2,068 2,057
FW2786063.UP.FTS.B, 24.27%, 3/14/27 .. 12,073 868
FW2780840.UP.FTS.B, 24.31%, 3/14/27 .. 24,111 1,717
FW2785302.UP.FTS.B, 24.36%, 3/14/27 .. 5,602 5,382
L2782467.UP.FTS.B, 24.36%, 3/14/27 .... 12,480 12,570
FW2784019.UP.FTS.B, 24.41%, 3/14/27 .. 2,198 2,215
L2787675.UP.FTS.B, 24.41%, 3/14/27 .... 2,289 2,283
L2780368.UP.FTS.B, 24.46%, 3/14/27 .... 1,393 1,403
L2785189.UP.FTS.B, 24.51%, 3/14/27 .... 23,877 24,050
L2780976.UP.FTS.B, 24.53%, 3/14/27 .... 2,799 2,821
L2783176.UP.FTS.B, 24.55%, 3/14/27 .... 3,586 3,445
FW2784794.UP.FTS.B, 24.59%, 3/14/27 .. 2,779 2,799
L2789217.UP.FTS.B, 24.59%, 3/14/27 .... 4,294 4,125
FW2786154.UP.FTS.B, 24.69%, 3/14/27 .. 3,013 3,010
FW2784504.UP.FTS.B, 24.71%, 3/14/27 .. 3,059 3,081
L2790168.UP.FTS.B, 24.71%, 3/14/27 .... 1,671 1,656
L2763354.UP.FTS.B, 24.72%, 3/14/27 .... 6,936 7,001
FW2789200.UP.FTS.B, 24.76%, 3/14/27 .. 6,956 7,006
L2782914.UP.FTS.B, 24.81%, 3/14/27 .... 3,763 3,796
FW2773993.UP.FTS.B, 24.86%, 3/14/27 .. 8,375 8,356
L2782406.UP.FTS.B, 24.86%, 3/14/27 .... 1,044 1,052
FW2785579.UP.FTS.B, 24.87%, 3/14/27 .. 1,108 1,115
L2780171.UP.FTS.B, 24.87%, 3/14/27 .... 475 470
L2780108.UP.FTS.B, 24.9%, 3/14/27 .... 823 830
FW2789519.UP.FTS.B, 24.91%, 3/14/27 .. 2,297 2,314
FW2787364.UP.FTS.B, 24.92%, 3/14/27 .. 3,831 3,859
L2783320.UP.FTS.B, 24.93%, 3/14/27 .... 1,399 1,409
FW2781259.UP.FTS.B, 24.94%, 3/14/27 .. 1,214 1,215
FW2786578.UP.FTS.B, 24.96%, 3/14/27 .. 3,065 3,087
L2781584.UP.FTS.B, 24.97%, 3/14/27 .... 1,351 389
FW2789180.UP.FTS.B, 24.98%, 3/14/27 .. 3,001 3,026
FW2785281.UP.FTS.B, 25%, 3/14/27 .... 1,743 125
L2782686.UP.FTS.B, 25%, 3/14/27 ...... 11,384 10,926
L2788674.UP.FTS.B, 25.02%, 3/14/27 .... 777 747
L2762807.UP.FTS.B, 25.04%, 3/14/27 .... 976 983
L2782211.UP.FTS.B, 25.12%, 3/14/27 .... 2,830 2,856
FW2786218.UP.FTS.B, 25.14%, 3/14/27 .. 5,649 5,690
L2781286.UP.FTS.B, 25.14%, 3/14/27 .... 2,731 196
FW2779775.UP.FTS.B, 25.16%, 3/14/27 .. 2,443 2,461
FW2780910.UP.FTS.B, 25.16%, 3/14/27 .. 5,225 5,263
L2785652.UP.FTS.B, 25.17%, 3/14/27 .... 6,832 485
FW2783634.UP.FTS.B, 25.18%, 3/14/27 .. 5,474 5,521
FW2784381.UP.FTS.B, 25.18%, 3/14/27 .. 1,257 1,259
FW2782493.UP.FTS.B, 25.19%, 3/14/27 .. 1,537 1,549
L2783409.UP.FTS.B, 25.19%, 3/14/27 .... 3,825 3,853
L2785715.UP.FTS.B, 25.22%, 3/14/27 .... 1,045 1,052
L2785508.UP.FTS.B, 25.24%, 3/14/27 .... 1,955 1,969
L2790763.UP.FTS.B, 25.24%, 3/14/27 .... 35,384 35,671
L2785846.UP.FTS.B, 25.26%, 3/14/27 .... 9,426 9,494
L2782384.UP.FTS.B, 25.27%, 3/14/27 .... 246 234
L2781929.UP.FTS.B, 25.3%, 3/14/27 .... 1,194 1,148
L2780766.UP.FTS.B, 25.31%, 3/14/27 .... 15,308 1,091
L2781289.UP.FTS.B, 25.32%, 3/14/27 .... 8,382 8,443
L2786994.UP.FTS.B, 25.32%, 3/14/27 .... 3,285 3,309

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2786111.UP.FTS.B, 25.33%, 3/14/27 .... $ 752 $ 758
L2783030.UP.FTS.B, 25.34%, 3/14/27 .... 8,330 8,389
L2785122.UP.FTS.B, 25.34%, 3/14/27 .... 1,188 1,196
L2779712.UP.FTS.B, 25.35%, 3/14/27 .... 1,677 1,689
L2783282.UP.FTS.B, 25.35%, 3/14/27 .... 1,106 1,116
L2758245.UP.FTS.B, 25.36%, 3/14/27 .... 4,233 4,210
L2779717.UP.FTS.B, 25.38%, 3/14/27 .... 1,118 1,126
L2786791.UP.FTS.B, 25.38%, 3/14/27 .... 771 775
L2787407.UP.FTS.B, 25.38%, 3/14/27 .... 2,516 2,534
L2780613.UP.FTS.B, 25.39%, 3/14/27 .... 4,612 4,645
L2781090.UP.FTS.B, 25.39%, 3/14/27 .... 1,231 1,182
L2780553.UP.FTS.B, 25.41%, 3/14/27 .... 1,048 1,056
L2784514.UP.FTS.B, 25.41%, 3/14/27 .... 978 986
FW2786974.UP.FTS.B, 25.42%, 3/14/27 .. 2,319 2,337
L2782792.UP.FTS.B, 25.44%, 3/14/27 .... 3,985 4,014
L2785196.UP.FTS.B, 25.44%, 3/14/27 .... 1,899 1,914
L2789341.UP.FTS.B, 25.44%, 3/14/27 .... 699 697
FW2781250.UP.FTS.B, 25.45%, 3/14/27 .. 1,908 38
L2789729.UP.FTS.B, 25.45%, 3/14/27 .... 839 845
L2775042.UP.FTS.B, 25.46%, 3/14/27 .... 821 823
L2780947.UP.FTS.B, 25.46%, 3/14/27 .... 9,441 9,509
L2781236.UP.FTS.B, 25.46%, 3/14/27 .... 1,259 1,268
L2789403.UP.FTS.B, 25.46%, 3/14/27 .... 756 10
L2783845.UP.FTS.B, 25.47%, 3/14/27 .... 4,905 4,711
FW2783798.UP.FTS.B, 25.48%, 3/14/27 .. 3,777 3,804
FW2785945.UP.FTS.B, 25.48%, 3/14/27 .. 1,908 1,923
L2781099.UP.FTS.B, 25.49%, 3/14/27 .... 1,399 1,409
L2783331.UP.FTS.B, 25.49%, 3/14/27 .... 10,838 772
L2783689.UP.FTS.B, 25.5%, 3/14/27 .... 6,844 6,901
L2783650.UP.FTS.B, 25.51%, 3/14/27 .... 2,573 184
L2785441.UP.FTS.B, 25.51%, 3/14/27 .... 2,712 2,603
FW2785898.UP.FTS.B, 25.52%, 3/14/27 .. 2,524 50
FW2786678.UP.FTS.B, 25.53%, 3/14/27 .. 2,954 209
L2783570.UP.FTS.B, 25.53%, 3/14/27 .... 2,736 2,757
L2784004.UP.FTS.B, 25.53%, 3/14/27 .... 2,496 31
L2782017.UP.FTS.B, 25.54%, 3/14/27 .... 1,461 1,460
L2785828.UP.FTS.B, 25.55%, 3/14/27 .... 3,848 3,876
FW2784612.UP.FTS.B, 25.59%, 3/14/27 .. 31,292 30,017
FW2785182.UP.FTS.B, 25.6%, 3/14/27 ... 24,218 24,393
FW2788301.UP.FTS.B, 25.6%, 3/14/27 ... 3,864 3,893
L2779594.UP.FTS.B, 25.6%, 3/14/27 .... 2,520 2,538
L2783555.UP.FTS.B, 25.63%, 3/14/27 .... 2,209 2,223
L2781773.UP.FTS.B, 25.64%, 3/14/27 .... 4,020 3,855
L2779605.UP.FTS.B, 25.67%, 3/14/27 .... 1,190 1,199
FW2783690.UP.FTS.B, 25.69%, 3/14/27 .. 7,543 7,610
FW2787434.UP.FTS.B, 25.69%, 3/14/27 .. 2,802 2,822
FW2779444.UP.FTS.B, 25.73%, 3/14/27 .. 3,504 3,530
FW2787230.UP.FTS.B, 25.75%, 3/14/27 .. 5,256 5,294
L2784093.UP.FTS.B, 25.79%, 3/14/27 .... 6,566 467
FW2785241.UP.FTS.B, 25.8%, 3/14/27 ... 10,860 10,437
FW2789673.UP.FTS.B, 25.81%, 3/14/27 .. 3,085 3,107
FW2785161.UP.FTS.B, 25.83%, 3/14/27 .. 7,335 1,083
FW2785698.UP.FTS.B, 25.86%, 3/14/27 .. 8,419 8,480
L2780008.UP.FTS.B, 25.87%, 3/14/27 .... 4,421 4,453
L2781526.UP.FTS.B, 25.87%, 3/14/27 .... 3,787 3,815
L2780080.UP.FTS.B, 25.88%, 3/14/27 .... 6,663 6,711
FW2786039.UP.FTS.B, 25.89%, 3/14/27 .. 3,673 260
FW2789463.UP.FTS.B, 25.89%, 3/14/27 .. 6,104 6,148
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2781244.UP.FTS.B, 25.96%, 3/14/27 .... $ 5,123 $ 5,160
L2786958.UP.FTS.B, 25.96%, 3/14/27 .... 4,282 4,313
L2780995.UP.FTS.B, 25.98%, 3/14/27 .... 9,687 9,758
L2788615.UP.FTS.B, 25.98%, 3/14/27 .... 3,355 496
FW2785920.UP.FTS.B, 26.05%, 3/14/27 .. 1,408 1,390
FW2789885.UP.FTS.B, 26.1%, 3/14/27 ... 6,161 6,209
L2789391.UP.FTS.B, 26.18%, 3/14/27 .... 1,806 1,821
FW2781434.UP.FTS.B, 26.27%, 3/14/27 .. 28,143 28,075
L2787642.UP.FTS.B, 26.29%, 3/14/27 .... 1,900 1,914
FW2786626.UP.FTS.B, 26.35%, 3/14/27 .. 1,601 1,538
FW2781613.UP.FTS.B, 26.4%, 3/14/27 ... 2,364 2,385
L2783551.UP.FTS.B, 26.4%, 3/14/27 .... 5,986 6,029
FW2782876.UP.FTS.B, 26.56%, 3/14/27 .. 3,226 228
FW2788390.UP.FTS.B, 26.61%, 3/14/27 .. 2,093 2,111
FW2782433.UP.FTS.B, 26.73%, 3/14/27 .. 3,812 3,840
FW2784337.UP.FTS.B, 26.73%, 3/14/27 .. 4,616 4,651
FW2782583.UP.FTS.B, 26.76%, 3/14/27 .. 3,330 3,353
FW2781134.UP.FTS.B, 26.83%, 3/14/27 .. 3,879 3,900
FW2785449.UP.FTS.B, 27.1%, 3/14/27 ... 7,080 7,131
FW2789171.UP.FTS.B, 27.1%, 3/14/27 ... 3,934 3,778
FW2781100.UP.FTS.B, 27.11%, 3/14/27 .. 2,406 689
FW2785546.UP.FTS.B, 27.15%, 3/14/27 .. 3,470 3,495
FW2789041.UP.FTS.B, 27.27%, 3/14/27 .. 3,734 3,764
FW2782365.UP.FTS.B, 27.34%, 3/14/27 .. 3,511 3,543
FW2788518.UP.FTS.B, 27.34%, 3/14/27 .. 3,397 3,419
FW2780191.UP.FTS.B, 27.35%, 3/14/27 .. 3,214 3,087
L2782849.UP.FTS.B, 27.38%, 3/14/27 .... 3,406 3,430
FW2787946.UP.FTS.B, 27.42%, 3/14/27 .. 13,463 13,560
FW2781329.UP.FTS.B, 27.46%, 3/14/27 .. 1,774 1,787
FW2780427.UP.FTS.B, 27.49%, 3/14/27 .. 2,130 2,146
FW2780043.UP.FTS.B, 27.53%, 3/14/27 .. 1,329 1,332
FW2780278.UP.FTS.B, 27.7%, 3/14/27 ... 18,217 18,105
FW2784987.UP.FTS.B, 27.75%, 3/14/27 .. 11,522 11,606
FW2786682.UP.FTS.B, 27.8%, 3/14/27 ... 25,821 26,008
FW2782891.UP.FTS.B, 27.85%, 3/14/27 .. 6,953 6,667
FW2783303.UP.FTS.B, 27.89%, 3/14/27 .. 7,073 7,138
FW2784087.UP.FTS.B, 27.99%, 3/14/27 .. 2,163 2,180
FW2783828.UP.FTS.B, 28%, 3/14/27 .... 5,686 5,740
FW2786129.UP.FTS.B, 28%, 3/14/27 .... 3,521 3,552
FW2788420.UP.FTS.B, 28.03%, 3/14/27 .. 4,994 18
FW2785385.UP.FTS.B, 28.06%, 3/14/27 .. 5,490 5,530
FW2781578.UP.FTS.B, 28.33%, 3/14/27 .. 11,281 802
FW2789642.UP.FTS.B, 28.34%, 3/14/27 .. 7,144 7,196
FW2781950.UP.FTS.B, 28.45%, 3/14/27 .. 5,006 5,042
FW2781108.UP.FTS.B, 28.46%, 3/14/27 .. 2,646 2,667
FW2781674.UP.FTS.B, 28.51%, 3/14/27 .. 4,649 4,683
FW2781987.UP.FTS.B, 28.61%, 3/14/27 .. 15,748 15,862
FW2786144.UP.FTS.B, 28.61%, 3/14/27 .. 1,476 1,488
FW2780226.UP.FTS.B, 28.72%, 3/14/27 .. 5,403 5,444
FW2786938.UP.FTS.B, 28.76%, 3/14/27 .. 2,229 156
FW2785517.UP.FTS.B, 28.82%, 3/14/27 .. 17,075 2,579
FW2780172.UP.FTS.B, 28.83%, 3/14/27 .. 1,434 1,445
FW2784893.UP.FTS.B, 28.85%, 3/14/27 .. 8,820 626
FW2784865.UP.FTS.B, 28.89%, 3/14/27 .. 717 721
FW2787416.UP.FTS.B, 28.94%, 3/14/27 .. 933 939
FW2779355.UP.FTS.B, 29.22%, 3/14/27 .. 4,202 4,234
FW2781786.UP.FTS.B, 29.22%, 3/14/27 .. 1,392 1,336
FW2784027.UP.FTS.B, 29.23%, 3/14/27 .. 10,961 11,063

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2781563.UP.FTS.B, 29.25%, 3/14/27 .. $ 719 $ 725
FW2783263.UP.FTS.B, 29.25%, 3/14/27 .. 6,688 6,737
FW2779918.UP.FTS.B, 29.26%, 3/14/27 .. 5,420 –
FW2785470.UP.FTS.B, 29.28%, 3/14/27 .. 6,618 6,666
FW2779974.UP.FTS.B, 29.47%, 3/14/27 .. 2,809 2,829
FW2779230.UP.FTS.B, 29.54%, 3/14/27 .. 7,206 7,258
FW2785701.UP.FTS.B, 29.6%, 3/14/27 ... 1,514 1,525
FW2780605.UP.FTS.B, 29.61%, 3/14/27 .. 721 727
FW2783287.UP.FTS.B, 29.91%, 3/14/27 .. 3,606 3,632
FW2789655.UP.FTS.B, 29.98%, 3/14/27 .. 11,312 10,853
FW2789631.UP.FTS.B, 30.08%, 3/14/27 .. 3,358 3,384
FW2788950.UP.FTS.B, 30.14%, 3/14/27 .. 8,368 8,433
FW2782935.UP.FTS.B, 30.31%, 3/14/27 .. 5,703 5,752
FW2783523.UP.FTS.B, 30.41%, 3/14/27 .. 3,269 3,279
FW2790314.UP.FTS.B, 30.48%, 3/14/27 .. 7,753 7,813
FW2780158.UP.FTS.B, 30.52%, 3/14/27 .. 1,289 1,301
FW2780499.UP.FTS.B, 30.57%, 3/14/27 .. 1,241 1,251
FW2781411.UP.FTS.B, 30.59%, 3/14/27 .. 286 283
FW2785934.UP.FTS.B, 30.61%, 3/14/27 .. 14,275 –
FW2789252.UP.FTS.B, 30.65%, 3/14/27 .. 14,525 14,630
FW2785351.UP.FTS.B, 30.67%, 3/14/27 .. 1,162 1,171
FW2780952.UP.FTS.B, 30.68%, 3/14/27 .. 727 732
FW2787603.UP.FTS.B, 30.68%, 3/14/27 .. 776 782
FW2785631.UP.FTS.B, 30.69%, 3/14/27 .. 1,454 1,465
FW2783504.UP.FTS.B, 30.73%, 3/14/27 .. 2,517 2,415
FW2783660.UP.FTS.B, 30.79%, 3/14/27 .. 1,890 1,904
FW2785523.UP.FTS.B, 30.83%, 3/14/27 .. 2,903 –
FW2779868.UP.FTS.B, 30.84%, 3/14/27 .. 1,099 1,097
FW2784190.UP.FTS.B, 30.84%, 3/14/27 .. 1,130 1,136
FW2790078.UP.FTS.B, 30.9%, 3/14/27 ... 2,045 2,061
FW2783182.UP.FTS.B, 30.92%, 3/14/27 .. 873 879
FW2790293.UP.FTS.B, 30.94%, 3/14/27 .. 1,965 1,980
FW2783246.UP.FTS.B, 30.95%, 3/14/27 .. 1,092 1,100
FW2782248.UP.FTS.B, 30.97%, 3/14/27 .. 2,129 313
FW2786330.UP.FTS.B, 30.97%, 3/14/27 .. 13,974 14,075
FW2783531.UP.FTS.B, 30.98%, 3/14/27 .. 7,278 7,334
FW2784675.UP.FTS.B, 30.98%, 3/14/27 .. 1,532 1,544
FW2786195.UP.FTS.B, 30.98%, 3/14/27 .. 874 880
FW2782332.UP.FTS.B, 30.99%, 3/14/27 .. 1,229 1,240
FW2786754.UP.FTS.B, 30.99%, 3/14/27 .. 1,261 1,210
FW2779939.UP.FTS.B, 31%, 3/14/27 .... 509 36
FW2782870.UP.FTS.B, 31.04%, 3/14/27 .. 279 275
FW2787448.UP.FTS.B, 31.05%, 3/14/27 .. 947 954
FW2790081.UP.FTS.B, 31.07%, 3/14/27 .. 947 954
FW2785866.UP.FTS.B, 31.08%, 3/14/27 .. 874 881
FW2787532.UP.FTS.B, 31.09%, 3/14/27 .. 814 821
FW2788577.UP.FTS.B, 31.09%, 3/14/27 .. 464 32
FW2788870.UP.FTS.B, 31.1%, 3/14/27 ... 4,280 4,315
FW2785064.UP.FTS.B, 31.11%, 3/14/27 .. 874 881
FW2781136.UP.FTS.B, 31.12%, 3/14/27 .. 2,769 2,789
FW2789294.UP.FTS.B, 31.12%, 3/14/27 .. 3,349 3,374
FW2781681.UP.FTS.B, 31.14%, 3/14/27 .. 889 895
FW2787239.UP.FTS.B, 31.14%, 3/14/27 .. 3,365 3,390
FW2781895.UP.FTS.B, 31.15%, 3/14/27 .. 1,443 418
FW2782284.UP.FTS.B, 31.15%, 3/14/27 .. 3,195 3,220
FW2787162.UP.FTS.B, 31.15%, 3/14/27 .. 2,479 2,497
FW2780763.UP.FTS.B, 31.16%, 3/14/27 .. 1,312 1,321
FW2789715.UP.FTS.B, 31.18%, 3/14/27 .. 1,239 1,217
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2782023.UP.FTS.B, 31.19%, 3/14/27 .. $ 1,610 $ 1,622
FW2781077.UP.FTS.B, 31.22%, 3/14/27 .. 802 808
FW2783270.UP.FTS.B, 31.23%, 3/14/27 .. 15,132 14,514
FW2783557.UP.FTS.B, 31.23%, 3/14/27 .. 2,731 2,755
FW2782281.UP.FTS.B, 31.24%, 3/14/27 .. 2,639 183
FW2783300.UP.FTS.B, 31.25%, 3/14/27 .. 1,825 1,838
FW2779996.UP.FTS.B, 31.38%, 3/14/27 .. 2,514 2,536
FW2784473.UP.FTS.B, 31.45%, 3/14/27 .. 1,957 1,975
FW2781466.UP.FTS.B, 31.46%, 3/14/27 .. 1,282 1,232
FW2784706.UP.FTS.B, 31.51%, 3/14/27 .. 3,581 3,607
FW2780027.UP.FTS.B, 31.52%, 3/14/27 .. 2,194 2,210
FW2780093.UP.FTS.B, 31.72%, 3/14/27 .. 1,905 1,919
FW2781775.UP.FTS.B, 31.79%, 3/14/27 .. 4,172 4,202
FW2785751.UP.FTS.B, 31.86%, 3/14/27 .. 1,464 1,475
FW2780155.UP.FTS.B, 31.91%, 3/14/27 .. 1,832 1,845
FW2790669.UP.FTS.B, 32.4%, 3/14/27 ... 3,896 3,925
FW2788557.UP.FTS.B, 32.99%, 3/14/27 .. 868 875
L2780893.UP.FTS.B, 12.86%, 3/15/27 .... 627 625
L2783467.UP.FTS.B, 14.77%, 3/15/27 .... 6,845 6,819
FW2784298.UP.FTS.B, 17.15%, 3/15/27 .. 16,308 16,304
L2773530.UP.FTS.B, 21.6%, 3/15/27 .... 6,105 6,090
L2782604.UP.FTS.B, 22.2%, 3/15/27 .... 4,898 349
FW2788570.UP.FTS.B, 30.2%, 3/15/27 ... 5,994 6,048
FW2783606.UP.FTS.B, 8.52%, 3/16/27 ... 9,153 8,628
L2780204.UP.FTS.B, 20.34%, 3/17/27 .... 6,701 6,699
L2789273.UP.FTS.B, 25.66%, 3/17/27 .... 2,443 2,321
FW2788471.UP.FTS.B, 31.09%, 3/19/27 .. 1,809 1,819
L2788995.UP.FTS.B, 15.39%, 3/20/27 .... 2,126 2,123
L2784421.UP.FTS.B, 22.65%, 3/20/27 .... 15,780 15,745
L2785417.UP.FTS.B, 23.7%, 3/20/27 .... 1,455 1,441
FW2781187.UP.FTS.B, 27.42%, 3/20/27 .. 1,988 2,002
FW2781024.UP.FTS.B, 15.1%, 3/21/27 ... 3,723 3,709
L2783524.UP.FTS.B, 16.68%, 3/21/27 .... 6,981 6,961
FW2783063.UP.FTS.B, 21.08%, 3/21/27 .. 6,934 6,587
L2785874.UP.FTS.B, 24.08%, 3/21/27 .... 6,222 6,281
FW1893730.UP.FTS.B, 26.84%, 3/21/27 .. 6,675 6,441
FW1892275.UP.FTS.B, 31.17%, 3/21/27 .. 12,685 12,406
L2789596.UP.FTS.B, 19.71%, 3/22/27 .... 3,758 3,748
FW2782011.UP.FTS.B, 23.47%, 3/22/27 .. 4,143 4,183
L2785327.UP.FTS.B, 17.54%, 3/23/27 .... 4,276 4,264
FW2789132.UP.FTS.B, 21%, 3/23/27 .... 5,830 5,818
L2783023.UP.FTS.B, 22.68%, 3/23/27 .... 4,512 4,517
FW2785547.UP.FTS.B, 21.71%, 3/24/27 .. 5,474 5,445
FW2786929.UP.FTS.B, 30.3%, 3/24/27 ... 7,282 7,353
L2784724.UP.FTS.B, 14.06%, 3/26/27 .... 17,158 17,094
FW2781102.UP.FTS.B, 15.67%, 3/28/27 .. 17,782 17,740
FW2789245.UP.FTS.B, 16.05%, 3/28/27 .. 5,784 5,769
FW2780445.UP.FTS.B, 18.66%, 3/28/27 .. 11,922 11,903
FW2782751.UP.FTS.B, 18.72%, 3/28/27 .. 6,892 6,870
L2788756.UP.FTS.B, 20.13%, 3/28/27 .... 11,315 11,408
FW2784959.UP.FTS.B, 22.93%, 3/28/27 .. 7,552 7,614
FW2787432.UP.FTS.B, 24.27%, 3/28/27 .. 14,421 14,517
FW2785903.UP.FTS.B, 25.2%, 3/28/27 ... 6,526 3,862
FW2782144.UP.FTS.B, 25.77%, 3/28/27 .. 1,960 1,976
FW2790410.UP.FTS.B, 25.97%, 3/28/27 .. 1,896 21
FW2786209.UP.FTS.B, 30.73%, 3/28/27 .. 1,048 1,056
FW2781941.UP.FTS.B, 30.87%, 3/28/27 .. 1,317 1,330
L2018288.UP.FTS.B, 10.67%, 4/10/27 .... 11,078 1,525

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2011916.UP.FTS.B, 16.6%, 4/10/27 ... $ 2,061 $ 2,052
L2017432.UP.FTS.B, 16.76%, 4/10/27 .... 2,460 346
L2017330.UP.FTS.B, 18.21%, 4/10/27 .... 3,831 3,824
L2016429.UP.FTS.B, 20.87%, 4/10/27 .... 20,860 20,842
FW2016567.UP.FTS.B, 21.23%, 4/10/27 .. 4,333 1,198
L2018168.UP.FTS.B, 21.66%, 4/10/27 .... 6,895 493
L2018486.UP.FTS.B, 23.79%, 4/10/27 .... 12,970 12,963
L2018248.UP.FTS.B, 24.88%, 4/10/27 .... 2,232 2,258
FW2017752.UP.FTS.B, 26.85%, 4/10/27 .. 25,701 15,092
FW2017102.UP.FTS.B, 30.96%, 4/10/27 .. 1,521 1,529
FW2016392.UP.FTS.B, 31.01%, 4/10/27 .. 275 272
L2931144.UP.FTS.B, 5.51%, 4/11/27 ..... 5,403 5,362
FW2932165.UP.FTS.B, 5.86%, 4/11/27 ... 12,229 12,137
L2928632.UP.FTS.B, 5.88%, 4/11/27 ..... 6,386 6,338
L2931142.UP.FTS.B, 5.9%, 4/11/27 ...... 10,890 10,805
L2931326.UP.FTS.B, 6.18%, 4/11/27 ..... 7,531 7,477
L2931374.UP.FTS.B, 7.06%, 4/11/27 ..... 4,268 4,236
FW2929692.UP.FTS.B, 7.58%, 4/11/27 ... 7,965 7,910
FW2930492.UP.FTS.B, 7.76%, 4/11/27 ... 18,071 2,427
L2928415.UP.FTS.B, 7.84%, 4/11/27 ..... 21,499 21,351
L2928839.UP.FTS.B, 7.91%, 4/11/27 ..... 4,882 4,849
FW2930354.UP.FTS.B, 8.77%, 4/11/27 ... 13,047 12,964
L2929501.UP.FTS.B, 8.87%, 4/11/27 ..... 16,624 16,511
L2929733.UP.FTS.B, 9.1%, 4/11/27 ...... 23,317 23,158
L2928144.UP.FTS.B, 9.39%, 4/11/27 ..... 12,576 12,498
FW2928771.UP.FTS.B, 9.46%, 4/11/27 ... 31,192 30,981
L2932211.UP.FTS.B, 9.68%, 4/11/27 ..... 13,253 13,163
L2931292.UP.FTS.B, 9.71%, 4/11/27 ..... 1,059 1,053
L2930583.UP.FTS.B, 9.81%, 4/11/27 ..... 28,165 27,975
L2929532.UP.FTS.B, 9.84%, 4/11/27 ..... 10,618 10,551
L2928694.UP.FTS.B, 11.02%, 4/11/27 .... 10,191 10,130
L2929301.UP.FTS.B, 11.05%, 4/11/27 .... 7,156 7,113
FW2931075.UP.FTS.B, 11.12%, 4/11/27 .. 8,279 8,230
FW2931457.UP.FTS.B, 11.32%, 4/11/27 .. 6,338 6,306
FW2928380.UP.FTS.B, 11.34%, 4/11/27 .. 2,412 2,398
L2929334.UP.FTS.B, 11.51%, 4/11/27 .... 15,196 15,106
L2931774.UP.FTS.B, 11.89%, 4/11/27 .... 9,160 9,109
L2930803.UP.FTS.B, 11.99%, 4/11/27 .... 10,283 10,221
L2930792.UP.FTS.B, 12.29%, 4/11/27 .... 3,202 3,183
L2932192.UP.FTS.B, 12.4%, 4/11/27 ..... 19,232 19,118
L2925660.UP.FTS.B, 12.92%, 4/11/27 .... 966 960
L2930442.UP.FTS.B, 13.06%, 4/11/27 .... 11,609 11,540
L2930302.UP.FTS.B, 13.11%, 4/11/27 .... 4,774 4,746
L2929053.UP.FTS.B, 13.57%, 4/11/27 .... 10,174 10,116
L2931141.UP.FTS.B, 14.22%, 4/11/27 .... 6,638 6,601
FW2931651.UP.FTS.B, 14.66%, 4/11/27 .. 4,579 4,552
L2931110.UP.FTS.B, 14.92%, 4/11/27 .... 2,950 2,937
L2928992.UP.FTS.B, 15.03%, 4/11/27 .... 6,868 1,764
L2929671.UP.FTS.B, 15.08%, 4/11/27 .... 27,383 27,181
L2928247.UP.FTS.B, 15.12%, 4/11/27 .... 3,152 3,134
L2928237.UP.FTS.B, 15.14%, 4/11/27 .... 28,437 28,269
L2930249.UP.FTS.B, 15.14%, 4/11/27 .... 7,093 7,052
FW2928811.UP.FTS.B, 15.33%, 4/11/27 .. 4,213 595
L2930377.UP.FTS.B, 15.57%, 4/11/27 .... 11,770 11,732
L2927743.UP.FTS.B, 15.66%, 4/11/27 .... 4,948 4,925
L2928343.UP.FTS.B, 15.68%, 4/11/27 .... 1,413 1,406
L2928701.UP.FTS.B, 15.72%, 4/11/27 .... 3,125 3,107
FW2930346.UP.FTS.B, 15.87%, 4/11/27 .. 712 51
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2928179.UP.FTS.B, 15.92%, 4/11/27 .... $ 23,118 $ 23,006
L2928682.UP.FTS.B, 15.94%, 4/11/27 .... 8,464 8,424
FW2929957.UP.FTS.B, 16.01%, 4/11/27 .. 9,306 9,252
L2929608.UP.FTS.B, 16.07%, 4/11/27 .... 659 657
FW2929029.UP.FTS.B, 16.18%, 4/11/27 .. 11,745 11,683
L2932260.UP.FTS.B, 16.49%, 4/11/27 .... 1,079 1,074
L2930475.UP.FTS.B, 16.55%, 4/11/27 .... 4,387 4,367
L2927859.UP.FTS.B, 16.57%, 4/11/27 .... 1,767 1,753
L2925173.UP.FTS.B, 16.58%, 4/11/27 .... 1,463 1,454
FW2928717.UP.FTS.B, 16.97%, 4/11/27 .. 5,004 4,980
L2928313.UP.FTS.B, 17.03%, 4/11/27 .... 7,342 7,308
L2928071.UP.FTS.B, 17.22%, 4/11/27 .... 736 733
L2920414.UP.FTS.B, 17.44%, 4/11/27 .... 17,236 17,166
FW2930503.UP.FTS.B, 17.64%, 4/11/27 .. 3,352 3,342
L2929835.UP.FTS.B, 17.66%, 4/11/27 .... 7,164 7,133
L2931693.UP.FTS.B, 17.77%, 4/11/27 .... 2,955 2,938
L2931697.UP.FTS.B, 18.04%, 4/11/27 .... 13,792 7,936
L2930203.UP.FTS.B, 18.11%, 4/11/27 .... 27,208 27,068
L2929357.UP.FTS.B, 18.14%, 4/11/27 .... 4,051 4,032
FW2928101.UP.FTS.B, 18.34%, 4/11/27 .. 2,227 2,217
L2929573.UP.FTS.B, 18.4%, 4/11/27 ..... 10,139 10,092
FW2931119.UP.FTS.B, 18.48%, 4/11/27 .. 2,499 2,485
FW2928788.UP.FTS.B, 18.9%, 4/11/27 ... 2,915 2,902
L2926454.UP.FTS.B, 19.25%, 4/11/27 .... 1,976 1,964
L2932213.UP.FTS.B, 19.31%, 4/11/27 .... 5,645 5,620
L2929660.UP.FTS.B, 19.43%, 4/11/27 .... 1,863 1,848
L2927920.UP.FTS.B, 19.53%, 4/11/27 .... 10,221 10,175
L2930145.UP.FTS.B, 19.64%, 4/11/27 .... 7,101 7,038
FW2928828.UP.FTS.B, 19.68%, 4/11/27 .. 3,002 2,988
L2928959.UP.FTS.B, 19.94%, 4/11/27 .... 5,477 5,453
L2929135.UP.FTS.B, 20.21%, 4/11/27 .... 3,803 3,824
L2928908.UP.FTS.B, 20.26%, 4/11/27 .... 685 682
L2929578.UP.FTS.B, 20.69%, 4/11/27 .... 15,558 4,392
L2927893.UP.FTS.B, 20.88%, 4/11/27 .... 4,546 4,568
FW2929918.UP.FTS.B, 21.02%, 4/11/27 .. 533 528
FW2929809.UP.FTS.B, 21.08%, 4/11/27 .. 8,966 9,011
L2928658.UP.FTS.B, 21.27%, 4/11/27 .... 686 684
FW2930564.UP.FTS.B, 21.29%, 4/11/27 .. 1,389 1,396
L2928922.UP.FTS.B, 21.49%, 4/11/27 .... 3,959 1,096
L2930355.UP.FTS.B, 21.76%, 4/11/27 .... 3,467 3,485
L2931630.UP.FTS.B, 22.14%, 4/11/27 .... 15,007 14,942
FW2930816.UP.FTS.B, 22.15%, 4/11/27 .. 6,483 6,454
L2932038.UP.FTS.B, 22.19%, 4/11/27 .... 3,497 3,515
FW2931433.UP.FTS.B, 22.3%, 4/11/27 ... 20,336 20,437
L2929277.UP.FTS.B, 22.4%, 4/11/27 ..... 6,620 6,653
FW2929717.UP.FTS.B, 22.54%, 4/11/27 .. 4,515 4,547
L2929355.UP.FTS.B, 22.65%, 4/11/27 .... 1,408 1,413
FW2930674.UP.FTS.B, 22.96%, 4/11/27 .. 10,341 10,385
FW2928961.UP.FTS.B, 23.12%, 4/11/27 .. 3,463 3,486
FW2929214.UP.FTS.B, 23.28%, 4/11/27 .. 516 510
L2932120.UP.FTS.B, 23.29%, 4/11/27 .... 3,860 3,879
L2931244.UP.FTS.B, 23.41%, 4/11/27 .... 1,536 1,546
FW2931695.UP.FTS.B, 23.47%, 4/11/27 .. 2,768 171
FW2928339.UP.FTS.B, 23.55%, 4/11/27 .. 20,009 11,836
L2931393.UP.FTS.B, 23.58%, 4/11/27 .... 4,570 4,593
L2932212.UP.FTS.B, 23.72%, 4/11/27 .... 7,673 7,711
FW2931916.UP.FTS.B, 23.85%, 4/11/27 .. 4,228 4,249
FW2929160.UP.FTS.B, 24.21%, 4/11/27 .. 766 771

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2928472.UP.FTS.B, 24.3%, 4/11/27 ..... $ 4,444 $ 4,444
L2930096.UP.FTS.B, 24.39%, 4/11/27 .... 2,835 2,849
FW2928927.UP.FTS.B, 24.56%, 4/11/27 .. 9,278 9,324
FW2929993.UP.FTS.B, 24.61%, 4/11/27 .. 5,633 3,252
L2932289.UP.FTS.B, 24.85%, 4/11/27 .... 1,704 1,712
L2928873.UP.FTS.B, 24.96%, 4/11/27 .... 640 642
L2928413.UP.FTS.B, 25.03%, 4/11/27 .... 1,208 1,214
FW2928348.UP.FTS.B, 25.04%, 4/11/27 .. 7,399 531
L2927825.UP.FTS.B, 25.04%, 4/11/27 .... 1,425 1,432
L2929882.UP.FTS.B, 25.08%, 4/11/27 .... 2,486 2,461
L2931976.UP.FTS.B, 25.09%, 4/11/27 .... 1,745 1,028
L2930146.UP.FTS.B, 25.16%, 4/11/27 .... 849 855
L2930022.UP.FTS.B, 25.21%, 4/11/27 .... 1,709 1,717
L2929652.UP.FTS.B, 25.22%, 4/11/27 .... 3,488 3,505
L2928316.UP.FTS.B, 25.25%, 4/11/27 .... 2,467 2,481
L2929095.UP.FTS.B, 25.31%, 4/11/27 .... 1,706 983
L2931438.UP.FTS.B, 25.31%, 4/11/27 .... 3,632 3,650
L2927955.UP.FTS.B, 25.33%, 4/11/27 .... 559 558
L2930363.UP.FTS.B, 25.38%, 4/11/27 .... 1,581 1,574
L2929249.UP.FTS.B, 25.41%, 4/11/27 .... 1,140 1,146
L2928774.UP.FTS.B, 25.44%, 4/11/27 .... 1,070 1,076
L2931011.UP.FTS.B, 25.45%, 4/11/27 .... 1,262 1,270
L2928194.UP.FTS.B, 25.48%, 4/11/27 .... 2,037 2,035
L2928800.UP.FTS.B, 25.5%, 4/11/27 ..... 1,712 1,704
L2924786.UP.FTS.B, 25.51%, 4/11/27 .... 4,423 4,444
L2929869.UP.FTS.B, 25.51%, 4/11/27 .... 4,476 4,502
L2929203.UP.FTS.B, 25.67%, 4/11/27 .... 14,235 14,336
FW2931488.UP.FTS.B, 25.84%, 4/11/27 .. 2,858 2,845
L2930197.UP.FTS.B, 26.2%, 4/11/27 ..... 35,844 35,678
FW2928645.UP.FTS.B, 26.24%, 4/11/27 .. 2,008 1,999
FW2930122.UP.FTS.B, 26.47%, 4/11/27 .. 7,941 7,987
FW2929864.UP.FTS.B, 26.5%, 4/11/27 ... 7,355 2,101
L2930852.UP.FTS.B, 26.51%, 4/11/27 .... 5,247 5,223
FW2932003.UP.FTS.B, 26.57%, 4/11/27 .. 8,408 8,465
FW2927841.UP.FTS.B, 26.89%, 4/11/27 .. 3,007 1,777
FW2930544.UP.FTS.B, 27.01%, 4/11/27 .. 3,605 3,622
FW2930638.UP.FTS.B, 27.26%, 4/11/27 .. 15,311 15,386
FW2929129.UP.FTS.B, 27.27%, 4/11/27 .. 11,702 11,759
FW2927978.UP.FTS.B, 27.34%, 4/11/27 .. 3,604 3,629
FW2928866.UP.FTS.B, 27.4%, 4/11/27 ... 5,639 5,666
FW2929101.UP.FTS.B, 27.56%, 4/11/27 .. 1,013 1,018
FW2928485.UP.FTS.B, 27.66%, 4/11/27 .. 3,622 3,639
FW2928012.UP.FTS.B, 28.41%, 4/11/27 .. 4,030 4,052
FW2929560.UP.FTS.B, 28.47%, 4/11/27 .. 22,838 13,497
FW2930665.UP.FTS.B, 29.74%, 4/11/27 .. 6,376 452
FW2929635.UP.FTS.B, 30.45%, 4/11/27 .. 813 817
FW2931821.UP.FTS.B, 30.54%, 4/11/27 .. 1,330 1,337
FW2928765.UP.FTS.B, 30.58%, 4/11/27 .. 4,139 4,159
FW2930995.UP.FTS.B, 30.73%, 4/11/27 .. 1,923 1,932
FW2925607.UP.FTS.B, 30.77%, 4/11/27 .. 1,957 1,960
FW2929924.UP.FTS.B, 30.77%, 4/11/27 .. 1,081 1,087
FW2929033.UP.FTS.B, 30.91%, 4/11/27 .. 3,569 3,585
FW2930708.UP.FTS.B, 30.94%, 4/11/27 .. 815 818
FW2931261.UP.FTS.B, 30.94%, 4/11/27 .. 2,592 2,605
FW2931670.UP.FTS.B, 31.06%, 4/11/27 .. 1,917 1,927
FW2928834.UP.FTS.B, 31.11%, 4/11/27 .. 2,181 2,194
FW2930285.UP.FTS.B, 31.11%, 4/11/27 .. 2,743 2,756
FW2931962.UP.FTS.B, 31.16%, 4/11/27 .. 948 951
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2929122.UP.FTS.B, 31.17%, 4/11/27 .. $ 1,997 $ 293
FW2927833.UP.FTS.B, 31.18%, 4/11/27 .. 1,113 1,118
FW2928577.UP.FTS.B, 31.19%, 4/11/27 .. 890 894
FW2930781.UP.FTS.B, 31.2%, 4/11/27 ... 971 976
FW2928856.UP.FTS.B, 31.24%, 4/11/27 .. 2,004 2,014
FW2931445.UP.FTS.B, 31.47%, 4/11/27 .. 3,423 3,439
FW2932028.UP.FTS.B, 31.51%, 4/11/27 .. 9,179 9,219
FW2929182.UP.FTS.B, 32.25%, 4/11/27 .. 22,200 22,307
L2934719.UP.FTS.B, 5.89%, 4/12/27 .... 10,755 10,677
L2934939.UP.FTS.B, 5.94%, 4/12/27 .... 8,224 8,162
L2934674.UP.FTS.B, 5.99%, 4/12/27 .... 4,810 4,775
L2932966.UP.FTS.B, 6.09%, 4/12/27 .... 1,449 1,438
L2934096.UP.FTS.B, 6.09%, 4/12/27 .... 3,733 3,510
L2935839.UP.FTS.B, 6.13%, 4/12/27 .... 3,624 3,597
L2933662.UP.FTS.B, 6.16%, 4/12/27 .... 15,104 14,992
L2932593.UP.FTS.B, 6.74%, 4/12/27 .... 4,254 4,222
L2932805.UP.FTS.B, 7.25%, 4/12/27 .... 8,860 8,795
L2934028.UP.FTS.B, 8.23%, 4/12/27 .... 11,221 11,145
L2932516.UP.FTS.B, 8.41%, 4/12/27 .... 2,446 2,428
L2933064.UP.FTS.B, 8.64%, 4/12/27 .... 26,135 25,966
FW2933047.UP.FTS.B, 9.38%, 4/12/27 ... 3,740 3,715
L2935039.UP.FTS.B, 9.98%, 4/12/27 .... 5,367 5,326
L2935520.UP.FTS.B, 10.08%, 4/12/27 .... 3,138 3,117
FW2934452.UP.FTS.B, 10.25%, 4/12/27 .. 20,179 20,055
L2933292.UP.FTS.B, 10.46%, 4/12/27 .... 11,968 11,893
L2934350.UP.FTS.B, 10.57%, 4/12/27 .... 6,926 6,884
L2934277.UP.FTS.B, 10.75%, 4/12/27 .... 661 657
L2933170.UP.FTS.B, 10.92%, 4/12/27 .... 15,036 14,938
FW2934988.UP.FTS.B, 11.01%, 4/12/27 .. 10,000 9,942
L2935685.UP.FTS.B, 11.21%, 4/12/27 .... 14,947 14,875
L2933802.UP.FTS.B, 11.46%, 4/12/27 .... 19,068 18,957
L2934500.UP.FTS.B, 11.56%, 4/12/27 .... 23,985 23,826
L2933178.UP.FTS.B, 12.88%, 4/12/27 .... 4,442 4,416
L2934721.UP.FTS.B, 13.01%, 4/12/27 .... 6,446 6,409
L2932728.UP.FTS.B, 13.07%, 4/12/27 .... 3,471 3,455
L2932883.UP.FTS.B, 13.4%, 4/12/27 .... 1,423 1,415
L2933032.UP.FTS.B, 13.49%, 4/12/27 .... 12,474 12,415
L2934809.UP.FTS.B, 13.61%, 4/12/27 .... 2,253 2,232
FW2932832.UP.FTS.B, 13.69%, 4/12/27 .. 13,878 13,798
L2934338.UP.FTS.B, 13.77%, 4/12/27 .... 5,841 5,807
FW2932546.UP.FTS.B, 13.93%, 4/12/27 .. 8,450 8,402
L2926179.UP.FTS.B, 14%, 4/12/27 ...... 21,007 20,885
L2934323.UP.FTS.B, 14.05%, 4/12/27 .... 2,492 2,478
FW2935078.UP.FTS.B, 14.1%, 4/12/27 ... 2,146 2,136
FW2933775.UP.FTS.B, 14.2%, 4/12/27 ... 5,075 5,050
L2934014.UP.FTS.B, 14.43%, 4/12/27 .... 10,575 10,514
L2933672.UP.FTS.B, 14.48%, 4/12/27 .... 1,107 1,102
FW2921409.UP.FTS.B, 14.51%, 4/12/27 .. 2,071 2,061
L2933917.UP.FTS.B, 14.92%, 4/12/27 .... 4,589 4,563
L2933149.UP.FTS.B, 14.95%, 4/12/27 .... 3,952 3,935
L2934068.UP.FTS.B, 15.16%, 4/12/27 .... 3,547 3,527
FW2935949.UP.FTS.B, 15.22%, 4/12/27 .. 6,726 6,346
FW2935322.UP.FTS.B, 15.48%, 4/12/27 .. 1,176 1,171
L2934951.UP.FTS.B, 15.65%, 4/12/27 .... 922 918
FW2936086.UP.FTS.B, 15.83%, 4/12/27 .. 3,605 3,594
L2933684.UP.FTS.B, 15.83%, 4/12/27 .... 7,201 7,165
L2934824.UP.FTS.B, 16.29%, 4/12/27 .... 4,577 4,556
FW2934062.UP.FTS.B, 16.46%, 4/12/27 .. 7,163 6,784

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2934330.UP.FTS.B, 17.26%, 4/12/27 .... $ 7,155 $ 7,114
FW2928773.UP.FTS.B, 17.37%, 4/12/27 .. 4,267 4,254
L2929039.UP.FTS.B, 17.51%, 4/12/27 .... 2,864 2,855
FW2921340.UP.FTS.B, 18.08%, 4/12/27 .. 5,540 5,500
FW2933519.UP.FTS.B, 18.13%, 4/12/27 .. 6,535 6,506
L2933956.UP.FTS.B, 18.85%, 4/12/27 .... 5,618 5,596
L2932813.UP.FTS.B, 19.07%, 4/12/27 .... 8,825 8,788
FW2932434.UP.FTS.B, 19.1%, 4/12/27 ... 1,368 376
FW2932660.UP.FTS.B, 19.24%, 4/12/27 .. 15,510 15,441
FW2934275.UP.FTS.B, 19.55%, 4/12/27 .. 1,395 1,374
FW2932085.UP.FTS.B, 19.78%, 4/12/27 .. 1,224 176
FW2935930.UP.FTS.B, 19.97%, 4/12/27 .. 5,881 5,855
L2934093.UP.FTS.B, 20.12%, 4/12/27 .... 2,264 2,255
L2932535.UP.FTS.B, 20.15%, 4/12/27 .... 5,639 5,596
L2934786.UP.FTS.B, 20.82%, 4/12/27 .... 7,201 7,184
FW2932291.UP.FTS.B, 21.33%, 4/12/27 .. 6,911 6,881
L2933315.UP.FTS.B, 21.57%, 4/12/27 .... 4,085 4,067
L2934722.UP.FTS.B, 21.63%, 4/12/27 .... 2,796 2,813
L2933448.UP.FTS.B, 21.75%, 4/12/27 .... 1,248 1,255
L2935751.UP.FTS.B, 22.01%, 4/12/27 .... 1,482 1,474
FW2932542.UP.FTS.B, 22.3%, 4/12/27 ... 11,839 11,902
L2935129.UP.FTS.B, 22.75%, 4/12/27 .... 5,591 5,567
L2932952.UP.FTS.B, 23.13%, 4/12/27 .... 3,821 3,848
L2932379.UP.FTS.B, 23.14%, 4/12/27 .... 5,606 401
L2933829.UP.FTS.B, 23.3%, 4/12/27 .... 22,173 22,290
FW2929713.UP.FTS.B, 23.5%, 4/12/27 ... 1,546 1,554
L2934363.UP.FTS.B, 23.59%, 4/12/27 .... 5,576 5,338
L2933915.UP.FTS.B, 23.94%, 4/12/27 .... 5,641 5,617
FW2933477.UP.FTS.B, 24.15%, 4/12/27 .. 20,295 1,436
FW2933926.UP.FTS.B, 24.54%, 4/12/27 .. 21,248 21,360
L2932713.UP.FTS.B, 24.66%, 4/12/27 .... 11,406 11,356
L2934015.UP.FTS.B, 24.74%, 4/12/27 .... 742 739
FW2932759.UP.FTS.B, 24.87%, 4/12/27 .. 5,952 131
FW2934105.UP.FTS.B, 25.03%, 4/12/27 .. 35,536 35,722
L2934475.UP.FTS.B, 25.05%, 4/12/27 .... 711 708
L2934307.UP.FTS.B, 25.18%, 4/12/27 .... 1,139 1,145
L2934790.UP.FTS.B, 25.21%, 4/12/27 .... 2,493 2,482
L2933613.UP.FTS.B, 25.31%, 4/12/27 .... 1,804 1,815
L2934270.UP.FTS.B, 25.32%, 4/12/27 .... 997 1,003
L2933656.UP.FTS.B, 25.33%, 4/12/27 .... 1,569 1,577
L2935062.UP.FTS.B, 25.37%, 4/12/27 .... 2,666 2,682
L2933671.UP.FTS.B, 25.42%, 4/12/27 .... 3,350 3,368
L2933216.UP.FTS.B, 25.44%, 4/12/27 .... 2,617 2,507
L2935106.UP.FTS.B, 25.47%, 4/12/27 .... 1,212 1,219
L2935825.UP.FTS.B, 25.47%, 4/12/27 .... 2,670 2,648
L2931662.UP.FTS.B, 25.5%, 4/12/27 .... 4,915 4,945
FW2932553.UP.FTS.B, 25.61%, 4/12/27 .. 2,246 337
FW2933530.UP.FTS.B, 25.87%, 4/12/27 .. 1,465 1,471
L2935140.UP.FTS.B, 25.88%, 4/12/27 .... 2,290 2,302
FW2932828.UP.FTS.B, 26.03%, 4/12/27 .. 2,577 2,591
L2932763.UP.FTS.B, 26.08%, 4/12/27 .... 3,798 1,085
FW2932450.UP.FTS.B, 26.13%, 4/12/27 .. 2,365 2,377
L2933446.UP.FTS.B, 26.13%, 4/12/27 .... 6,091 6,123
FW2933051.UP.FTS.B, 26.29%, 4/12/27 .. 842 832
FW2934761.UP.FTS.B, 26.44%, 4/12/27 .. 4,667 4,692
FW2933474.UP.FTS.B, 27.39%, 4/12/27 .. 2,609 2,623
FW2934024.UP.FTS.B, 28.16%, 4/12/27 .. 31,535 31,704
FW2932394.UP.FTS.B, 30.74%, 4/12/27 .. 759 751
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2932900.UP.FTS.B, 30.82%, 4/12/27 .. $ 2,590 $ 2,604
FW2932657.UP.FTS.B, 30.91%, 4/12/27 .. 963 968
FW2933070.UP.FTS.B, 30.98%, 4/12/27 .. 902 906
FW2935536.UP.FTS.B, 31.03%, 4/12/27 .. 881 875
FW2932591.UP.FTS.B, 31.06%, 4/12/27 .. 1,226 87
FW2933622.UP.FTS.B, 31.07%, 4/12/27 .. 2,951 2,972
FW2934425.UP.FTS.B, 31.07%, 4/12/27 .. 859 125
FW2932838.UP.FTS.B, 31.12%, 4/12/27 .. 1,089 1,092
FW2935340.UP.FTS.B, 31.15%, 4/12/27 .. 1,178 1,186
FW2934816.UP.FTS.B, 31.17%, 4/12/27 .. 6,320 6,359
FW2934569.UP.FTS.B, 31.18%, 4/12/27 .. 1,298 1,244
FW2933023.UP.FTS.B, 31.19%, 4/12/27 .. 906 868
FW2933756.UP.FTS.B, 31.19%, 4/12/27 .. 6,435 –
FW2932550.UP.FTS.B, 31.41%, 4/12/27 .. 6,539 6,572
FW2934482.UP.FTS.B, 31.52%, 4/12/27 .. 5,898 5,935
L2932935.UP.FTS.B, 7.41%, 4/15/27 .... 12,239 12,149
L2931980.UP.FTS.B, 10.2%, 4/15/27 .... 6,784 6,742
FW2928215.UP.FTS.B, 17.86%, 4/15/27 .. 3,703 3,686
FW2921283.UP.FTS.B, 27.6%, 4/16/27 ... 2,252 2,263
L2929271.UP.FTS.B, 8.07%, 4/19/27 .... 22,198 22,035
L2932135.UP.FTS.B, 10.91%, 4/19/27 .... 14,981 14,135
L2018213.UP.FTS.B, 25.8%, 4/20/27 .... 14,819 –
FW2111536.UP.FTS.B, 24.67%, 4/24/27 .. 6,950 6,942
L2112103.UP.FTS.B, 24.86%, 4/24/27 .... 3,878 3,907
L2931611.UP.FTS.B, 20.6%, 4/26/27 ..... 11,580 11,515
L2930990.UP.FTS.B, 23.44%, 4/26/27 .... 7,656 7,635
L2266091.UP.FTS.B, 16.62%, 5/16/27 .... 6,268 5,968
L2264467.UP.FTS.B, 18.83%, 5/16/27 .... 15,980 15,170
FW2262699.UP.FTS.B, 20.92%, 5/16/27 .. 4,025 4,015
FW2266413.UP.FTS.B, 21.62%, 5/16/27 .. 10,208 10,167
L2264897.UP.FTS.B, 22.07%, 5/16/27 .... 8,455 8,028
L2263677.UP.FTS.B, 23.33%, 5/16/27 .... 10,514 10,087
FW2260888.UP.FTS.B, 23.94%, 5/16/27 .. 1,307 1,319
FW2262937.UP.FTS.B, 29.28%, 5/16/27 .. 3,835 3,863
L2268700.UP.FTS.B, 9.56%, 5/17/27 .... 2,601 2,583
L2270469.UP.FTS.B, 12.65%, 5/17/27 .... 3,036 221
FW2269695.UP.FTS.B, 16.79%, 5/17/27 .. 5,584 5,292
L2267939.UP.FTS.B, 17.47%, 5/17/27 .... 1,815 1,809
L2267967.UP.FTS.B, 19.43%, 5/17/27 .... 12,762 12,917
L2269383.UP.FTS.B, 23.1%, 5/17/27 .... 2,762 2,791
L2267445.UP.FTS.B, 24.36%, 5/17/27 .... 8,438 8,479
L2269335.UP.FTS.B, 24.65%, 5/17/27 .... 1,767 1,784
FW2269543.UP.FTS.B, 24.98%, 5/17/27 .. 8,348 8,411
L2269566.UP.FTS.B, 25.42%, 5/17/27 .... 3,782 3,832
L2267258.UP.FTS.B, 25.45%, 5/17/27 .... 3,464 3,329
FW2263763.UP.FTS.B, 30.01%, 5/28/27 .. 7,123 7,186
L2270069.UP.FTS.B, 9.27%, 6/01/27 .... 4,473 4,442
L2473231.UP.FTS.B, 11.36%, 6/20/27 .... 4,133 4,109
L2474789.UP.FTS.B, 13.64%, 6/20/27 .... 16,590 15,647
L2472806.UP.FTS.B, 24.05%, 6/20/27 .... 8,745 8,810
L2474417.UP.FTS.B, 25.31%, 6/20/27 .... 2,415 2,442
L2475015.UP.FTS.B, 27.6%, 6/20/27 .... 4,792 4,840
FW2475760.UP.FTS.B, 30.97%, 6/20/27 .. 14,457 1,002
L2441819.UP.FTS.B, 8.4%, 6/21/27 ..... 7,444 7,400
FW2478138.UP.FTS.B, 20.35%, 6/21/27 .. 14,147 14,255
L2441362.UP.FTS.B, 20.97%, 6/21/27 .... 3,595 3,587
L2480361.UP.FTS.B, 25.41%, 6/21/27 .... 12,908 13,066
FW2476973.UP.FTS.B, 28.09%, 6/21/27 .. 1,566 1,584

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2476585.UP.FTS.B, 28.45%, 6/21/27 .. $ 4,092 $ 4,116
FW2479731.UP.FTS.B, 10.13%, 7/06/27 .. 11,573 11,501
L2656455.UP.FTS.B, 11.03%, 7/18/27 .... 11,941 11,252
L2655430.UP.FTS.B, 19%, 7/18/27 ...... 22,877 1,646
L2654244.UP.FTS.B, 19.24%, 7/18/27 .... 7,613 547
L2657584.UP.FTS.B, 25.37%, 7/18/27 .... 6,007 6,042
FW2656345.UP.FTS.B, 30.5%, 7/18/27 ... 2,914 206
L2783088.UP.FTS.B, 8.03%, 8/14/27 .... 7,841 705
L2786749.UP.FTS.B, 9.46%, 8/14/27 .... 7,305 6,866
L2779827.UP.FTS.B, 9.72%, 8/14/27 .... 8,469 7,963
L2784551.UP.FTS.B, 11.17%, 8/14/27 .... 36,327 34,149
L2755118.UP.FTS.B, 12.3%, 8/14/27 ..... 8,083 8,027
FW2784584.UP.FTS.B, 12.62%, 8/14/27 .. 25,161 24,942
L2759372.UP.FTS.B, 13%, 8/14/27 ...... 37,525 735
L2790624.UP.FTS.B, 13.63%, 8/14/27 .... 8,512 8,454
L2785893.UP.FTS.B, 13.78%, 8/14/27 .... 1,470 1,457
FW2785433.UP.FTS.B, 14.35%, 8/14/27 .. 4,398 4,367
L2790181.UP.FTS.B, 14.49%, 8/14/27 .... 19,720 18,569
L2787854.UP.FTS.B, 15.85%, 8/14/27 .... 2,159 2,143
FW2783637.UP.FTS.B, 16.93%, 8/14/27 .. 6,352 1,706
L2780752.UP.FTS.B, 17.46%, 8/14/27 .... 27,879 27,682
L2784632.UP.FTS.B, 17.63%, 8/14/27 .... 5,448 5,409
L2784502.UP.FTS.B, 17.69%, 8/14/27 .... 26,612 3,755
L2785895.UP.FTS.B, 17.97%, 8/14/27 .... 17,140 2,454
FW2780686.UP.FTS.B, 18.04%, 8/14/27 .. 826 820
L2781142.UP.FTS.B, 18.71%, 8/14/27 .... 5,214 4,928
L2780510.UP.FTS.B, 19.3%, 8/14/27 .... 21,160 21,082
L2780702.UP.FTS.B, 19.32%, 8/14/27 .... 15,531 15,431
L2785370.UP.FTS.B, 19.45%, 8/14/27 .... 16,429 2,359
L2780974.UP.FTS.B, 19.58%, 8/14/27 .... 7,240 6,841
FW2782056.UP.FTS.B, 19.7%, 8/14/27 ... 5,890 5,839
L2782244.UP.FTS.B, 19.84%, 8/14/27 .... 3,960 3,937
L2790430.UP.FTS.B, 20.37%, 8/14/27 .... 16,375 16,146
L2782188.UP.FTS.B, 20.46%, 8/14/27 .... 10,720 10,711
FW2788480.UP.FTS.B, 20.56%, 8/14/27 .. 4,680 4,690
FW2786123.UP.FTS.B, 20.87%, 8/14/27 .. 2,276 2,278
FW2781956.UP.FTS.B, 21.26%, 8/14/27 .. 4,697 –
FW2784824.UP.FTS.B, 21.8%, 8/14/27 ... 2,464 –
L2782941.UP.FTS.B, 21.84%, 8/14/27 .... 2,286 2,288
FW2785231.UP.FTS.B, 21.88%, 8/14/27 .. 8,566 1,276
FW2785285.UP.FTS.B, 22%, 8/14/27 .... 8,313 8,281
FW2753534.UP.FTS.B, 22.82%, 8/14/27 .. 8,295 8,027
FW2781557.UP.FTS.B, 22.9%, 8/14/27 ... 37,667 35,898
L2785540.UP.FTS.B, 22.99%, 8/14/27 .... 3,336 3,190
L2784944.UP.FTS.B, 23.08%, 8/14/27 .... 19,296 18,301
FW2786356.UP.FTS.B, 23.15%, 8/14/27 .. 11,417 779
L2783934.UP.FTS.B, 23.32%, 8/14/27 .... 9,372 2,675
FW2788561.UP.FTS.B, 23.46%, 8/14/27 .. 6,151 6,167
L2761176.UP.FTS.B, 23.49%, 8/14/27 .... 4,695 4,666
L2785703.UP.FTS.B, 23.84%, 8/14/27 .... 44,556 –
L2779812.UP.FTS.B, 23.92%, 8/14/27 .... 5,815 851
L2782866.UP.FTS.B, 24.04%, 8/14/27 .... 8,087 8,106
FW2782192.UP.FTS.B, 24.29%, 8/14/27 .. 31,836 9,070
L2781049.UP.FTS.B, 24.35%, 8/14/27 .... 23,020 3,396
FW2780321.UP.FTS.B, 24.37%, 8/14/27 .. 4,820 4,603
FW2787277.UP.FTS.B, 24.63%, 8/14/27 .. 9,040 650
L2781314.UP.FTS.B, 24.73%, 8/14/27 .... 9,488 9,542
FW2784538.UP.FTS.B, 24.77%, 8/14/27 .. 3,882 3,889
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2785616.UP.FTS.B, 24.82%, 8/14/27 .. $ 3,794 $ 562
FW2780263.UP.FTS.B, 25%, 8/14/27 .... 3,405 3,414
FW2780348.UP.FTS.B, 25.03%, 8/14/27 .. 4,545 1,317
L2788622.UP.FTS.B, 25.12%, 8/14/27 .... 6,654 6,666
L2782121.UP.FTS.B, 25.17%, 8/14/27 .... 6,664 6,354
L2780085.UP.FTS.B, 25.23%, 8/14/27 .... 1,249 1,240
L2783459.UP.FTS.B, 25.36%, 8/14/27 .... 3,573 –
FW2784695.UP.FTS.B, 25.44%, 8/14/27 .. 5,049 1,424
L2762162.UP.FTS.B, 25.46%, 8/14/27 .... 798 761
L2780799.UP.FTS.B, 25.48%, 8/14/27 .... 16,790 16,675
L2784786.UP.FTS.B, 25.48%, 8/14/27 .... 21,294 21,403
L2771933.UP.FTS.B, 25.49%, 8/14/27 .... 1,413 1,402
L2782131.UP.FTS.B, 25.51%, 8/14/27 .... 12,816 12,865
FW2787136.UP.FTS.B, 25.59%, 8/14/27 .. 16,716 16,735
FW2780856.UP.FTS.B, 25.75%, 8/14/27 .. 16,961 17,118
L2783948.UP.FTS.B, 25.78%, 8/14/27 .... 4,851 344
FW2779937.UP.FTS.B, 25.86%, 8/14/27 .. 12,500 895
FW2783121.UP.FTS.B, 26.17%, 8/14/27 .. 4,248 4,271
FW2784157.UP.FTS.B, 26.28%, 8/14/27 .. 37,300 37,648
FW2784070.UP.FTS.B, 26.88%, 8/14/27 .. 14,524 14,617
FW2780366.UP.FTS.B, 27.22%, 8/14/27 .. 2,618 2,626
L2785536.UP.FTS.B, 27.43%, 8/14/27 .... 12,077 11,540
FW2788769.UP.FTS.B, 27.54%, 8/14/27 .. 17,200 17,229
L2786514.UP.FTS.B, 27.96%, 8/14/27 .... 1,661 1,668
FW2781808.UP.FTS.B, 28.36%, 8/14/27 .. 8,512 8,546
FW2788496.UP.FTS.B, 28.72%, 8/14/27 .. 6,224 5,953
FW2787016.UP.FTS.B, 28.75%, 8/14/27 .. 12,131 11,623
FW2784031.UP.FTS.B, 29.77%, 8/14/27 .. 8,778 1,280
FW2773545.UP.FTS.B, 29.8%, 8/14/27 ... 1,593 1,601
FW2784677.UP.FTS.B, 29.98%, 8/14/27 .. 924 887
FW2786432.UP.FTS.B, 29.98%, 8/14/27 .. 4,978 1,447
FW2787766.UP.FTS.B, 30.16%, 8/14/27 .. 4,508 4,525
FW2786761.UP.FTS.B, 30.87%, 8/14/27 .. 1,921 1,932
FW2788878.UP.FTS.B, 30.91%, 8/14/27 .. 2,384 2,385
FW2783458.UP.FTS.B, 30.93%, 8/14/27 .. 933 138
FW2786399.UP.FTS.B, 30.99%, 8/14/27 .. 5,824 5,584
FW2787940.UP.FTS.B, 31.09%, 8/14/27 .. 6,934 6,973
FW2784788.UP.FTS.B, 31.17%, 8/14/27 .. 6,299 6,028
FW2784384.UP.FTS.B, 31.2%, 8/14/27 ... 1,828 1,835
FW2785558.UP.FTS.B, 31.27%, 8/14/27 .. 3,487 242
FW2781161.UP.FTS.B, 32.42%, 8/14/27 .. 5,903 415
FW2780086.UP.FTS.B, 33.32%, 8/14/27 .. 2,299 2,210
FW2788584.UP.FTS.B, 22.8%, 8/16/27 ... 9,792 9,793
L2785554.UP.FTS.B, 23.22%, 8/16/27 .... 10,422 10,337
FW2789307.UP.FTS.B, 29.22%, 8/16/27 .. 2,142 317
L2788641.UP.FTS.B, 8.88%, 8/18/27 .... 6,165 6,127
FW2779874.UP.FTS.B, 16.55%, 8/19/27 .. 6,951 6,907
L2789222.UP.FTS.B, 25.36%, 8/20/27 .... 1,255 1,257
FW2788124.UP.FTS.B, 28.64%, 8/20/27 .. 7,993 7,650
FW2781849.UP.FTS.B, 21.39%, 8/21/27 .. 8,281 591
L1890828.UP.FTS.B, 25.46%, 8/21/27 .... 3,184 3,038
FW2784943.UP.FTS.B, 17.86%, 8/22/27 .. 8,481 8,413
L2743727.UP.FTS.B, 16.97%, 8/25/27 .... 4,281 4,260
FW2789146.UP.FTS.B, 27.73%, 8/25/27 .. 3,473 3,491
L2786029.UP.FTS.B, 11.5%, 8/28/27 ..... 2,659 1,418
L2782423.UP.FTS.B, 18.4%, 8/28/27 .... 9,622 5,347
L2786225.UP.FTS.B, 19.38%, 8/28/27 .... 10,393 1,514
L2783196.UP.FTS.B, 22.61%, 8/28/27 .... 42,565 24,982

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2783423.UP.FTS.B, 26.53%, 8/28/27 .. $ 7,742 $ 1,124
FW2786834.UP.FTS.B, 31.16%, 8/28/27 .. 4,494 4,534
L2929885.UP.FTS.B, 11.42%, 9/11/27 .... 29,696 29,434
L2927750.UP.FTS.B, 13.53%, 9/11/27 .... 5,495 5,450
L2931559.UP.FTS.B, 14.36%, 9/11/27 .... 33,934 33,673
L2931231.UP.FTS.B, 16.75%, 9/11/27 .... 17,133 9,190
L2930149.UP.FTS.B, 17.22%, 9/11/27 .... 7,830 7,767
L2930569.UP.FTS.B, 19.46%, 9/11/27 .... 18,910 10,126
FW2928255.UP.FTS.B, 19.6%, 9/11/27 ... 4,571 4,519
L2928998.UP.FTS.B, 20.3%, 9/11/27 ..... 15,796 4,384
L2929352.UP.FTS.B, 20.34%, 9/11/27 .... 8,515 611
FW2928720.UP.FTS.B, 21.08%, 9/11/27 .. 42,951 6,267
L2929537.UP.FTS.B, 22.4%, 9/11/27 ..... 15,756 15,616
L2929679.UP.FTS.B, 24.13%, 9/11/27 .... 30,167 17,847
L2931286.UP.FTS.B, 24.62%, 9/11/27 .... 15,205 15,026
FW2931412.UP.FTS.B, 24.72%, 9/11/27 .. 4,448 –
L2928512.UP.FTS.B, 24.85%, 9/11/27 .... 8,285 8,292
L2931522.UP.FTS.B, 25.34%, 9/11/27 .... 10,024 10,011
FW2932239.UP.FTS.B, 25.48%, 9/11/27 .. 8,714 5,108
L2929019.UP.FTS.B, 25.49%, 9/11/27 .... 2,794 2,796
L2930287.UP.FTS.B, 26.84%, 9/11/27 .... 14,130 8,331
FW2926514.UP.FTS.B, 27.25%, 9/11/27 .. 21,150 55
FW2928696.UP.FTS.B, 27.59%, 9/11/27 .. 3,576 3,574
FW2929228.UP.FTS.B, 27.79%, 9/11/27 .. 8,863 8,891
FW2929186.UP.FTS.B, 28.7%, 9/11/27 ... 3,369 3,374
FW2927928.UP.FTS.B, 29.77%, 9/11/27 .. 976 979
FW2931217.UP.FTS.B, 29.81%, 9/11/27 .. 8,464 2,456
FW2930626.UP.FTS.B, 30.39%, 9/11/27 .. 344 339
FW2929535.UP.FTS.B, 30.91%, 9/11/27 .. 28,228 28,323
FW2928155.UP.FTS.B, 30.92%, 9/11/27 .. 1,972 1,163
FW2935338.UP.FTS.B, 9.15%, 9/12/27 ... 33,823 33,541
L2932384.UP.FTS.B, 13.22%, 9/12/27 .... 2,479 2,461
L2932973.UP.FTS.B, 16.22%, 9/12/27 .... 2,475 2,452
L2934264.UP.FTS.B, 17.04%, 9/12/27 .... 4,878 4,840
L2930904.UP.FTS.B, 17.31%, 9/12/27 .... 18,259 17,217
FW2934604.UP.FTS.B, 18.71%, 9/12/27 .. 21,425 1,557
L2934998.UP.FTS.B, 19.55%, 9/12/27 .... 16,863 16,774
L2931006.UP.FTS.B, 23.73%, 9/12/27 .... 6,641 955
FW2933357.UP.FTS.B, 24.77%, 9/12/27 .. 2,675 2,676
L2934017.UP.FTS.B, 25.27%, 9/12/27 .... 1,437 1,380
FW2933345.UP.FTS.B, 25.32%, 9/12/27 .. 6,919 1,020
FW2932656.UP.FTS.B, 27.65%, 9/12/27 .. 2,284 2,283
FW2933555.UP.FTS.B, 30.59%, 9/12/27 .. 924 883
FW2928392.UP.FTS.B, 12.26%, 9/14/27 .. 33,797 33,468
L2935437.UP.FTS.B, 23.88%, 9/14/27 .... 7,536 7,518
L2909526.UP.FTS.B, 16.64%, 9/15/27 .... 5,065 5,018
FW2929902.UP.FTS.B, 27.28%, 9/17/27 .. 4,653 328
FW2932783.UP.FTS.B, 31.23%, 9/18/27 .. 10,223 10,276
FW2930646.UP.FTS.B, 15.55%, 9/19/27 .. 3,577 3,544
L2924609.UP.FTS.B, 19.67%, 9/22/27 .... 23,250 3,309
L2109723.UP.FTS.B, 14.71%, 9/24/27 .... 27,692 27,625
L2111342.UP.FTS.B, 25.1%, 9/24/27 ..... 1,426 1,435
L2927958.UP.FTS.B, 15.19%, 9/26/27 .... 12,042 11,926
FW2934271.UP.FTS.B, 23.29%, 9/27/27 .. 10,120 –
L2262515.UP.FTS.B, 23.26%, 10/16/27 ... 33,183 31,654
FW2266529.UP.FTS.B, 27.38%, 10/16/27 . 5,591 5,611
FW2265508.UP.FTS.B, 30.96%, 10/16/27 . 2,549 2,414
FW2268177.UP.FTS.B, 20.82%, 10/17/27 . 2,555 381
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2269400.UP.FTS.B, 29.19%, 10/17/27 . $ 4,201 $ 4,250
FW2269705.UP.FTS.B, 29.7%, 10/17/27 .. 3,791 3,825
FW2267501.UP.FTS.B, 31.02%, 10/17/27 . 3,090 2,962
FW2476186.UP.FTS.B, 6.33%, 11/21/27 .. 14,841 14,732
L2782861.UP.FTS.B, 13%, 1/14/28 ...... 1,808 1,797
L2784927.UP.FTS.B, 20.04%, 1/14/28 .... 2,180 2,150
FW2787933.UP.FTS.B, 20.81%, 1/14/28 .. 643 611
L2781510.UP.FTS.B, 21.9%, 1/14/28 .... 3,362 3,361
FW2779683.UP.FTS.B, 24.26%, 1/14/28 .. 32,264 32,311
L2789126.UP.FTS.B, 25.49%, 1/14/28 .... 3,520 30
FW2781921.UP.FTS.B, 27.75%, 1/14/28 .. 3,268 –
FW2780403.UP.FTS.B, 28.18%, 1/14/28 .. 3,663 3,648
FW2786173.UP.FTS.B, 31.15%, 1/14/28 .. 9,314 2,613
FW2789113.UP.FTS.B, 34.45%, 1/14/28 .. 11,702 11,656
L2786161.UP.FTS.B, 25.2%, 1/20/28 .... 3,624 3,570
L2771055.UP.FTS.B, 19.91%, 1/21/28 .... 5,099 5,078
L2785139.UP.FTS.B, 21.47%, 1/21/28 .... 7,289 7,234
FW2931576.UP.FTS.B, 23.07%, 2/11/28 .. 12,658 12,581
FW2931871.UP.FTS.B, 28.6%, 2/11/28 ... 14,472 8,589
L2016976.UP.FTS.B, 17.93%, 11/10/28 ... 2,675 2,677
L2018384.UP.FTS.B, 24.86%, 11/10/28 ... 5,738 401
L2471413.UP.FTS.B, 14.77%, 1/20/29 .... 19,060 19,026
L2474231.UP.FTS.B, 18.07%, 1/20/29 .... 7,420 7,423
L2475358.UP.FTS.B, 19.49%, 1/20/29 .... 4,752 4,759
L2470272.UP.FTS.B, 21.01%, 1/20/29 .... 4,818 4,822
L2471993.UP.FTS.B, 21.29%, 1/20/29 .... 5,469 5,469
L2473174.UP.FTS.B, 22.65%, 1/20/29 .... 2,288 2,268
L2473102.UP.FTS.B, 23.59%, 1/20/29 .... 4,876 4,918
L2477875.UP.FTS.B, 11.39%, 1/21/29 .... 7,396 7,365
L2480052.UP.FTS.B, 11.51%, 1/21/29 .... 1,609 1,602
L2476569.UP.FTS.B, 12.1%, 1/21/29 .... 7,796 7,764
L2481459.UP.FTS.B, 19.4%, 1/21/29 .... 15,503 15,519
L2478078.UP.FTS.B, 21.42%, 1/21/29 .... 4,677 4,703
L2479722.UP.FTS.B, 22.71%, 1/21/29 .... 4,566 4,572
L2478021.UP.FTS.B, 24.55%, 1/21/29 .... 8,209 8,282
L2481996.UP.FTS.B, 25.8%, 1/21/29 .... 1,241 1,243
L2476521.UP.FTS.B, 26.04%, 1/21/29 .... 825 832
L2784369.UP.FTS.B, 25.66%, 3/14/29 .... 1,497 1,497
L2783362.UP.FTS.B, 25.93%, 3/14/29 .... 1,354 1,356
L2781012.UP.FTS.B, 26.33%, 3/14/29 .... 6,402 6,424
L2893504.UP.FTS.B, 25.96%, 4/11/29 .... 583 578
L2927882.UP.FTS.B, 26.42%, 4/11/29 .... 3,876 3,880
L2928275.UP.FTS.B, 26.91%, 4/11/29 .... 3,216 3,215
L2472122.UP.FTS.B, 18.59%, 6/20/29 .... 3,665 3,465
L2476782.UP.FTS.B, 26.59%, 6/21/29 .... 2,197 2,089
L2781565.UP.FTS.B, 27%, 8/14/29 ...... 2,508 2,425
L2928953.UP.FTS.B, 25.86%, 9/11/29 .... 2,717 2,716
11,992,221
Total Marketplace Loans (Cost $60,568,987) .....
$56,392,302

Franklin Limited Duration Income Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Limited
Duration
Income Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $419,961,881
Cost - Non-controlled affiliates (Note 5 c ) ........................................................ 13,350,965
Value - Unaffiliated issuers .................................................................. $404,062,284
Value - Non-controlled affiliates (Note 5 c ) ....................................................... 13,350,965
Cash .................................................................................... 4,090,514
Receivables:
Investment securities sold ................................................................... 2,647,149
Dividends and interest ..................................................................... 4,373,406
Unrealized appreciation on unfunded loan commitments (Note 10 ) ...................................... 726
Total assets .......................................................................... 428,525,044
Liabilities:
Payables:
Investment securities purchased .............................................................. 32,518,995
Credit facility (Note 3 ) ...................................................................... 97,500,000
Management fees ......................................................................... 227,392
Trustees' fees and expenses ................................................................. 109
Accrued interest (Note 3) ................................................................... 447,525
Reverse repurchase agreements (Note 4) ....................................................... 11,772,447
Deposits from brokers for:
Reverse repurchase agreements (Note 4) ..................................................... 176,000
Accrued expenses and other liabilities ........................................................... 391,061
Total liabilities ......................................................................... 143,033,529
Net assets, at value ................................................................. $285,491,515
Net assets consist of:
Paid-in capital ............................................................................. $360,845,607
Total distributable earnings (losses) ............................................................. (75,354,092)
Net assets, at value ................................................................. $285,491,515
Shares outstanding ......................................................................... 40,405,374
Net asset value per share
a
.................................................................... $7.07
a
Net asset value per share may not recalculate due to rounding.

Franklin Limited Duration Income Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Limited
Duration
Income Trust
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $57,112
Non-controlled affiliates (Note 5c) ............................................................. 218,641
Interest:
Unaffiliated issuers ........................................................................ 18,540,403
Total investment income ................................................................... 18,816,156
Expenses:
Management fees (Note 5 a ) ................................................................... 1,444,443
Transfer agent fees ......................................................................... 26,008
Custodian fees ............................................................................. 481
Reports to shareholders fees .................................................................. 79,177
Registration and filing fees .................................................................... 22,688
Professional fees ........................................................................... 108,907
Trustees' fees and expenses .................................................................. 1,368
Marketplace lending fees (Note 1 f ) .............................................................. 631,592
Interest expense (Note 3 and 4) ............................................................... 3,361,554
Other .................................................................................... 94,009
Total expenses ......................................................................... 5,770,227
Expenses waived/paid by affiliates (Note 5c) ................................................... (15,632)
Net expenses ......................................................................... 5,754,595
Net investment income ................................................................ 13,061,561
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (5,644,868)
Foreign currency transactions ................................................................ (281)
TBA sale commitments ..................................................................... 1,150
Net realized gain (loss) .................................................................. (5,643,999)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 2,784,441
Unfunded loan commitments ................................................................. 726
Net change in unrealized appreciation (depreciation) ............................................ 2,785,167
Net realized and unrealized gain (loss) ............................................................ (2,858,832)
Net increase (decrease) in net assets resulting from operations .......................................... $10,202,729

Franklin Limited Duration Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Limited Duration Income Trust
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $13,061,561 $26,242,599
Net realized gain (loss) ................................................. (5,643,999) (20,405,837)
Net change in unrealized appreciation (depreciation) ........................... 2,785,167 27,710,021
Net increase (decrease) in net assets resulting from operations ................ 10,202,729 33,546,783
Distributions to shareholders .............................................. (14,909,583) (16,487,665)
Distributions to shareholders from tax return of capital ........................... — (12,179,948)
Total distributions to shareholders .......................................... (14,909,583) (28,667,613)
Net increase (decrease) in net assets ................................... (4,706,854) 4,879,170
Net assets:
Beginning of period ..................................................... 290,198,369 285,319,199
End of period .......................................................... $285,491,515 $290,198,369

Franklin Limited Duration Income Trust
Financial Statements
Statement of Cash Flows
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Limited
Duration
Income Trust
Cash flow from operating activities:
Dividends, interest and other income received ..................................................... $ 18,470,681
Operating expenses paid ..................................................................... (2,515,989)
Interest expense paid ........................................................................ (3,394,704)
Deposits from brokers ....................................................................... (545,000)
Realized loss on foreign currency transactions ..................................................... (281)
Purchases of long-term investments ............................................................. (242,7 77 , 889 )
Sales and maturities of long-term investments ..................................................... 250,7 29 , 330
Net purchases of short-term investments ......................................................... (3,222,132)
Cash provided - operating activities .......................................................... 16,744,016
Cash flow from financing activities:
Net change in reverse repurchase agreements ..................................................... (563,357)
Cash distributions to shareholders .............................................................. (14,909,583)
Cash used - financing activities ............................................................. (15,472,940)
Net increase (decrease) in cash ................................................................. 1,271,076
Cash at beginning of period ..................................................................... 2,819,438
Cash at end of period ......................................................................... $4,090,514
Reconciliation of Net Increase (Decrease) in Net Assets resulting from Operating Activities to Net Cash
Provided by Operating Activities
for the six months ended June 30, 2024 (unaudited)
Net increase (decrease) in net assets resulting from operating activities .................................... $ 10,202,729
Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
Net amortization income .................................................................. (321,316)
Reinvested dividends from non-controlled affiliates ............................................... (218,641)
Interest received in the form of securities ...................................................... (94,015)
Decrease in dividends and interest receivable and other assets ..................................... 382,512
Decrease in interest payable ............................................................... (33,150)
Decrease in deposits from brokers ........................................................... (545,000)
Decrease in payable to affiliates, accrued expenses, and other liabilities ............................... (122,948)
Increase in payable for investments purchased ................................................. 6,014,844
Increase in receivable for investments sold ..................................................... (2,289,169)
De crease in cost of investments ............................................................. 6,552,611
In crease in unrealized ap preciation on investments. .............................................. (2,784,441)
Net cash provided by operating activities ........................................................... $16,744,016

Franklin Limited Duration Income Trust

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Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Limited Duration Income Trust (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as a closed-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
d. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates
are generally the prime rate offered by a designated U.S.
bank, or the London Interbank Offered Rate (LIBOR), or the
Secured Overnight Financing Rate (SOFR). Senior secured
corporate loans often require prepayment of principal from
excess cash flows or at the discretion of the borrower. As
a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which
the Fund invests are generally readily marketable, but may
be subject to certain restrictions on resale.
f. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and
losses are recorded as an adjustment to interest income.
The Fund may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
1. Organization and Significant Accounting Policies
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
fees. These fees are recorded as income when received by
the Fund. Facility fees are recognized as income over the
expected term of the loan. The Fund employs a managed
distribution policy whereby the Fund will distribute a level distribution amount to shareholders. The Fund intends to
distribute $0.0615 per share monthly. The Fund’s distribution level may be changed by the Board in the future. Under
the policy, the Fund is managed with a goal of generating
as much of the distribution as possible from net investment
income and short-term capital gains. The balance of the
distribution will then come from long-term capital gains to
the extent permitted and, if necessary, a return of capital.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value).
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. Since the inception of the program, the Fund has repurchased a total of 242,561 shares. During the periods ended June 30, 2024 and December 31, 2023, there were no shares repurchased.
3. Credit Facility
The Fund participates in a revolving senior secured margin loan agreement (Credit Facility) with The Bank of New York Mellon
(BNYM) pursuant to which the Fund may borrow up to a maximum commitment amount of $100 million. The Credit Facility provides a source of funds to the Fund to purchase additional investments as part of its investment strategy.
Under the terms of the Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund at the applicable rate, pay an annual commitment fee of 0.25% based on the unused portion of the Credit Facility whenever the outstanding borrowings are less than 75% of the commitment amount. Collateral pledged by the Fund associated with outstanding borrowings is held in a segregated account with the Fund’s custodian and the securities are indicated in the
Schedule of Investments.
At June 30, 2024, the Fund had outstanding borrowings of $97,500,000, which approximates fair value, and incurred interest expenses at a rate equal to the Overnight Bank Funding Rate (OBFR) plus 0.80%. The borrowings are categorized as Level 2 within the fair value hierarchy. The average borrowings and the average interest rate for the days with outstanding borrowings during the period ended June 30, 2024, were $97,500,000 and 6.12%, respectively.
1. Organization and Significant Accounting Policies
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
4. Reverse Repurchase Agreements
The Fund enters into reverse repurchase agreements, under which the Fund sells securities in exchange for cash to counterparties, with a simultaneous agreement to repurchase the same or substantially the same security at a mutually agreed-upon date and price. Such a transaction is accounted for as a secured borrowing by the Fund, collateralized by securities for which the Fund retains possession. The gross amount of cash received in exchange for securities sold plus accrued interest payments to be made by the Fund to counterparties are reflected as a payable for Reverse repurchase agreements on the Statement of Assets and Liabilities. Interest payments made on reverse repurchase agreements are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (buyers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for reverse repurchase agreements. In the event of default by either the buyer or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The buyer may sell securities the Fund pledged as collateral and apply the proceeds towards the reverse repurchase price and any other amounts owed by the Fund in the event of default by the Fund.
This could involve costs or delays in addition to a loss on the securities if their value falls below the reverse repurchase price owed by the Fund. The Fund monitors collateral fair value for the reverse repurchase agreement, including accrued interest, over the life of the agreement, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity.
The remaining contractual maturity of the repurchase agreements totaling $11,789,409 are up to 30 days.
The Fund pledged securities as collateral valued at $13,716,765 which have been identified on the Schedule of Investments.
Any cash collateral that has been delivered to manage credit exposure and liquidity for reverse repurchase agreements is reflected as a payable for deposits from brokers for reverse repurchase agreements on the Statement of Assets and Liabilities.
For the period ended June 30, 2024, the average borrowings and the average interest rate were $12,074,330 and 6.0%, respectively.
5. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.70% per year of the average daily managed assets. Managed assets are defined as the Fund’s gross asset value minus the sum of accrued liabilities, other than the principal amount of the Credit Facility and other financial leverage.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2024, the Fund held investments in affiliated management investment companies as follows:
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, payments-in-kind and bond discounts and premiums.
7. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2024, aggregated
$248,792,733 and $244,028,485, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Limited Duration Income Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $9,910,192 $77,370,163 $(73,929,390) $— $— $13,350,965 13,350,965 $218,641
Total Affiliated Securities ... $9,910,192 $77,370,163 $(73,929,390) $— $— $13,350,965 $218,641
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $6,356,260
Long term ................................................................................ 44,586,199
Total capital loss carryforwards ............................................................... $50,942,459
Cost of investments .......................................................................... $422,757,186
Unrealized appreciation ........................................................................ $5,204,542
Unrealized depreciation ........................................................................ (22,166,383)
Net unrealized appreciation (depreciation) .......................................................... $(16,961,841)
5. Transactions with Affiliates
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
8. Credit Risk and Defaulted Securities
At June 30, 2024, the Fund had 73.6% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30,
2024, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At June 30, 2024, unfunded commitments were as follows:
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Principal
Amount * Issuer
Acquisition
Date Cost Value
Franklin Limited Duration Income Trust
606,187
Murray Energy Corp., Secured Note, 144A, PIK, 12%,
4/15/24 .................................. 4/09/15 - 4/15/19 $ 678,023 $ —
Total Restricted Securities (Value is —% of Net Assets) .............. $678,023 $—
*
In U.S. dollars unless otherwise indicated.
Borrower Unfunded Commitment
Franklin Limited Duration Income Trust
Epicor Software Corp. $ 131,447
$ 131,447

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants & Leisure ............. $ — $ 4,641 $ — $ 4,641
Independent Power and Renewable Electricity
Producers .......................... 492,707 — — 492,707
Metals & Mining ....................... 167,995 — — 167,995
Oil, Gas & Consumable Fuels ............. 4,140 172,864 — 177,004
Pharmaceuticals ....................... 248,854 80,128 — 328,982
Specialty Retail ........................ — — —
a
—
Preferred Stocks ......................... — 1,477 — 1,477
Warrants ............................... 1,712 — — 1,712
Corporate Bonds :
Aerospace & Defense ................... — 913,627 — 913,627
Automobile Components ................. — 5,025,430 — 5,025,430
Automobiles .......................... — 1,247,367 — 1,247,367
Beverages ........................... — 645,445 — 645,445
Biotechnology ......................... — 1,104,363 — 1,104,363
Broadline Retail ....................... — 953,300 — 953,300
Building Products ...................... — 5,207,156 — 5,207,156
Capital Markets ........................ — 985,542 — 985,542
Chemicals ........................... — 6,807,327 — 6,807,327
Commercial Services & Supplies ........... — 4,557,548 — 4,557,548
Communications Equipment .............. — 66,554 — 66,554
Construction & Engineering ............... — 1,042,618 — 1,042,618
Consumer Finance ..................... — 5,357,513 — 5,357,513
Consumer Staples Distribution & Retail ...... — 716,568 — 716,568
Containers & Packaging ................. — 7,345,827 — 7,345,827
Distributors ........................... — 1,236,067 — 1,236,067
Diversified Consumer Services ............ — 1,175,603 — 1,175,603
Diversified REITs ...................... — 2,159,553 — 2,159,553
Diversified Telecommunication Services ..... — 951,249 — 951,249
Electric Utilities ........................ — 1,676,874 — 1,676,874
Electrical Equipment .................... — 1,215,138 — 1,215,138
Electronic Equipment, Instruments &
Components ........................ — 1,222,376 — 1,222,376
Energy Equipment & Services ............. — 4,530,472 — 4,530,472
Entertainment ......................... — 1,126,055 — 1,126,055
Financial Services ...................... — 5,865,694 — 5,865,694
Food Products ........................ — 2,100,209 — 2,100,209
Ground Transportation .................. — 811,750 — 811,750
Health Care Equipment & Supplies ......... — 1,525,060 — 1,525,060
Health Care Providers & Services .......... — 4,941,824 — 4,941,824
11. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Limited Duration Income Trust (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Hotel & Resort REITs ................... $ — $ 1,411,437 $ — $ 1,411,437
Hotels, Restaurants & Leisure ............. — 9,530,178 —
a
9,530,178
Household Durables .................... — 3,482,805 — 3,482,805
Independent Power and Renewable Electricity
Producers .......................... — 3,140,637 — 3,140,637
Insurance ............................ — 3,210,248 — 3,210,248
IT Services ........................... — 2,594,244 — 2,594,244
Life Sciences Tools & Services ............ — 994,837 — 994,837
Machinery ............................ — 3,242,142 — 3,242,142
Media ............................... — 5,089,137 — 5,089,137
Metals & Mining ....................... — 2,817,431 — 2,817,431
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 1,998,780 — 1,998,780
Oil, Gas & Consumable Fuels ............. — 16,599,266 —
a
16,599,266
Paper & Forest Products ................. — 331,098 — 331,098
Passenger Airlines ..................... — 1,037,711 — 1,037,711
Personal Care Products ................. — 609,353 — 609,353
Pharmaceuticals ....................... — 1,997,576 — 1,997,576
Real Estate Management & Development .... — 1,867,983 — 1,867,983
Software ............................. — 2,820,504 — 2,820,504
Specialized REITs ...................... — 1,018,601 — 1,018,601
Specialty Retail ........................ — 1,299,535 — 1,299,535
Textiles, Apparel & Luxury Goods .......... — 419,442 — 419,442
Trading Companies & Distributors .......... — 3,446,864 — 3,446,864
Wireless Telecommunication Services ....... — 780,229 — 780,229
Senior Floating Rate Interests ............... — 121,538,988 — 121,538,988
Marketplace Loans ....................... — — 56,392,302 56,392,302
Asset-Backed Securities ................... — 37,057,052 — 37,057,052
Commercial Mortgage-Backed Securities ...... — 2,885,823 — 2,885,823
Mortgage-Backed Securities ................ — 42,759,454 — 42,759,454
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 13,350,965 — — 13,350,965
Total Investments in Securities ........... $14,266,373 $346,754,574 $56,392,302 $417,413,249
Other Financial Instruments:
Unfunded Loan Commitments .............. $— $726 $— $726
Total Other Financial Instruments ......... $— $726 $— $726
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements ............ $ — $ 11,772,447 $ — $ 11,772,447
Total Other Financial Instruments ......... $— $11,772,447 $— $11,772,447
a
Includes financial instruments determined to have no value.
11. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2024, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2024, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks :
Specialty Retail ..... $ — $ 30,880 $ — $ — $ — $ — $ — $ (30,880) $ —
c
$ (30,880)
Corporate Bonds :
Hotels, Restaurants &
Leisure ......... —
c
— — — — — — — —
c
—
Oil, Gas & Consumable
Fuels .......... —
c
— — — — — — — —
c
—
Marketplace Loans :
Financial Services ... 61,197,754 14,688,171 (19,925,884) — — — (335,240) 767,501 56,392,302 (338,086)
Escrows and Litigation
Trusts : —
c
—
c
(20,559) — — — 20,559 — —
c
—
Total Investments in
Securities ............ $61,197,754 $14,719,051 $(19,946,443) $— $— $— $(314,681) $736,621 $56,392,302 $(368,966)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount/Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services
..........
56,392,302 Discounted cash flow Loss-adjusted
discount rate
0.7% - 18.5%
(9.7%)
Decrease
Projected loss rate 1.5% - 64.4%
(11.4%)
Decrease
All Other Investments
..........
—
c
Total
.......................
$56,392,302
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes financial instruments determined to have no value.
11. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
12. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)
– Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the
FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of
2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IBOR
Interbank Offered Rate
LIBOR
London Interbank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Franklin Limited Duration Income Trust
Important Information to Shareholders

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Semiannual Report
Share Repurchase Program
The Fund’s Board has authorized the Fund to repurchase
up to 10% of the Fund’s outstanding shares in open-market
transactions, at the discretion of management.
In exercising its discretion consistent with its portfolio
management responsibilities, the Investment Manager will
take into account various other factors, including, but not
limited to, the level of the discount, the Fund’s performance, portfolio holdings, dividend history, market conditions, cash on hand, the availability of other attractive investments and whether the sale of certain portfolio securities would be
undesirable because of liquidity concerns or because the
sale might subject the Fund to adverse tax consequences.
Any repurchases would be made on a national securities
exchange at the prevailing market price, subject to exchange requirements, Federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or
borrowing of the Fund. If and when the Fund’s 10% threshold
is reached, no further repurchases could be completed until
authorized by the Board. Until the 10% threshold is reached,
Fund management will have the flexibility to commence
share repurchases if and when it is determined to be
appropriate in light of prevailing circumstances.
In the Notes to Financial Statements section, please
see note 2 (Shares of Beneficial Interest) for additional
information regarding shares repurchased.
Managed Distribution Plan
Until December 31, 2023, the Fund employed a managed
distribution policy whereby the Fund made distributions to
common shareholders at an annual minimum fixed rate of
10%, based on the average monthly net asset value (NAV)
of the Fund’s common shares. Effective January 1, 2024,
the Board has implemented a new managed distribution
plan where the Fund will distribute a level distribution
amount to shareholders. The Fund intends to make monthly
distributions to shareholders at the fixed rate of $0.0615
per share. Management will generally distribute amounts
necessary to satisfy the Fund’s plan and the requirements
prescribed by excise tax rules and Subchapter M of the
Internal Revenue Code. The plan is intended to provide
shareholders with a consistent distribution each month and
is intended to narrow the discount between the market price
and the NAV of the Fund’s common shares, but there is no
assurance that the plan will be successful in doing so.
Under the managed distribution plan, to the extent that
sufficient investment income is not available on a monthly
basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund’s
investment performance from the amount of the Fund’s
distributions or from the terms of the Fund’s managed
distribution plan.
The Board may amend the terms of the plan or terminate
the plan at any time. The amendment or termination of the
plan could have an adverse effect on the market price of
the Fund’s common shares. The plan will be subject to the
periodic review by the Board, including a yearly review of
the annual minimum fixed rate to determine if an adjustment
should be made.
In compliance with Rule 19a-1 of the Investment Company
Act of 1940, shareholders will receive a notice that details the source of income for each dividend such as net
investment income, gain from the sale of securities and
return of principal. However, determination of the actual
source of the Fund’s dividend can only be made at year-end.
The actual source amounts of all Fund dividends will be
included in the Fund’s annual or semiannual reports.
In addition, the tax treatment may differ from the
accounting treatment used to calculate the source of the
Fund’s dividends as shown on shareholders’ statements.
Shareholders should refer to their Form 1099-DIV for
the character and amount of distributions for income tax
reporting purposes. Since each shareholder’s tax situation is unique, it may be advisable to consult a tax advisor as to the appropriate treatment of Fund distributions.

Franklin Limited Duration Income Trust
Annual Meeting of Shareholders: October 3, 2023 (unaudited)

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The Annual Meeting of Shareholders (the “Meeting”) for Franklin Limited Duration Income Trust (the “Fund”) was held on
October 3, 2023. At the Meeting, shareholders elected Terrence J. Checki, Mary C. Choksi, Larry D. Thompson and Rupert
H. Johnson, Jr. as Trustees of the Fund to hold office for a three-year term, set to expire at the 2026 Annual Meeting of
Shareholders. These terms continue, however, until their successors are duly elected and qualified or until a Trustee’s resignation, retirement, death or removal, whichever is earlier.
The results of the voting were as follows:
Note: Harris J. Ashton, Gregory E. Johnson, Edith E. Holiday, J. Michael Luttig and Valerie M. Williams are Trustees of the
Fund who are currently serving and whose terms of office continued after the meeting.
Trustee Nominees Shares For
Shares
Withheld
Terrence J. Checki
Mary C. Choksi
Larry D. Thompson
Rupert H. Johnson, Jr
29,172,561
29,172,561
29,172,561
29,176,344
2,131,195
2,131,195
2,131,195
2,127,412

Franklin Limited Duration Income Trust
Dividend Reinvestment and Cash Purchase Plan

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Semiannual Report
The Fund’s Dividend Reinvestment Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions (Distributions) in shares of the Fund. Equiniti Trust Company, LLC (Plan Agent), P.O. Box 922, Wall Street Station,
New York, NY 10269-0560, acts as your Plan Agent in administering the Plan. The Agent will open an account for you under the Plan in the same name as your outstanding shares are registered.
You are automatically enrolled in the Plan unless you elect to receive Distributions in cash. If you own shares in your own name, you should notify the Agent, in writing, if you wish to receive Distributions in cash.
If the Fund declares a Distribution, you, as a participant in the Plan, will automatically receive an equivalent amount of shares of the Fund purchased on your behalf by the Agent. If on the payment date for a Distribution, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions, the Agent shall receive newly issued shares, including fractions, from the Fund for your account. The number of additional shares to be credited shall be determined by dividing the dollar amount of the Distribution by the greater of the net asset value per share on the payment date, or 95% of the then current market price per share.
If the net asset value per share exceeds the market price plus estimated brokerage commissions on the payment date for a Distribution, the Agent (or a broker-dealer selected by the Agent) shall try, for a purchase period of 30 days, to apply the amount of such Distribution on your shares (less your pro rata share of brokerage commissions incurred) to purchase shares on the open market. The weighted average price (including brokerage commissions) of all shares it purchases shall be your allocated price per share. If, before the Agent has completed its purchases, the market price plus estimated brokerage commissions exceeds the net asset value of the shares as of the payment date, the purchase price the Agent paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if such Distribution had been paid in shares issued by the Fund. Participants should note that they will not be able to instruct the Agent to purchase shares at a specific time or at a specific price. The Agent may make open-market purchases on any securities exchange where shares are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine.
The market price of shares on a particular date shall be the last sales price on NYSE MKT, or, if there is no sale on the exchange on that date, then the mean between the closing bid and asked quotations on the exchange on such date. The net asset value per share on a particular date shall be the amount most recently calculated by or on behalf of the Fund as required by law.
The Agent shall at all times act in good faith and agree to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Agent’s negligence, bad faith, or willful misconduct or that of its employees. Your uninvested funds held by the Agent will not bear interest. The Agent shall have no responsibility for the value of shares acquired. For the purpose of cash investments, the Agent may commingle your funds with those of other participants in the same Fund.
There is no direct charge to participants for reinvesting Distributions, since the Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. If you elect by notice to the Agent to have it sell part or all of your shares and remit the proceeds, the Agent will deduct brokerage commissions from the proceeds. The automatic reinvestment of Distributions does not relieve you of any taxes that may be payable on Distributions. In connection with the reinvestment of Distributions, shareholders generally will be treated as having received a Distribution equal to the cash Distribution that would have been paid.
The Agent will forward to you any proxy solicitation material and will vote any shares so held for you first in accordance with the instructions set forth on proxies you return to the Fund, and then with respect to any proxies you do not return to the Fund in the same portion as the Agent votes proxies the participants return to the Fund.

Franklin Limited Duration Income Trust
Dividend Reinvestment and Cash Purchase Plan

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Semiannual Report
As long as you participate in the Plan, the Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you. Upon your written request, the Agent will deliver to you, without charge, a certificate or certificates for the full shares. The Agent will send you a confirmation of each acquisition made for your account as soon as practicable, but not later than 60 days after the acquisition date. Although from time to time you may have an undivided fractional interest in a share of the Fund, no certificates for a fractional share will be issued. Distributions on fractional shares will be credited to your account. If you terminate your account under the Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of shares at the time of termination.
You may withdraw from the Plan at any time, without penalty, by notifying the Agent in writing at the address above or by telephone at (800) 416-5585. Such termination will be effective with respect to a Distribution if the Agent receives your notice prior to the Distribution record date. The Agent or the Fund may terminate the Plan upon notice to you in writing mailed at least 30 days prior to any record date for the payment of any Distribution. Upon any termination, the Agent will issue, without charge, stock certificates for all full shares you own and will convert any fractional shares you hold at the time of termination to cash at current market price and send you a check for the proceeds.
The Fund or the Agent may amend the Plan. You will receive written notice at least 30 days before the effective date of any amendment.

Franklin Limited Duration Income Trust
Shareholder Information

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Board Approval of Investment
Management Agreements
FRANKLIN LIMITED DURATION INCOME TRUST
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting),
the Board of Trustees (Board) of the Fund, including a
majority of the trustees who are not “interested persons”
as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters, and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined, through the exercise of
its business judgment, that the terms of the Management
Agreement are fair and reasonable and that the continuance
of the Management Agreement is in the best interests of the
Fund and its shareholders. While attention was given to all
information furnished, the following discusses some primary
factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel of the
Manager, as well as information on succession planning
where appropriate; the structure of investment personnel
compensation; oversight of third-party service providers;
investment performance reports and related financial
information for the Fund (including its share price discount to net asset value); reports on expenses and shareholder
services; legal and compliance matters; risk controls;
pricing and other services provided by the Manager and its
affiliates; and management fees charged by the Manager
and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts
where relevant. The Board acknowledged the ongoing
integration of the Putnam family of funds into the Franklin
Templeton (FT) family of funds and management’s continued
development of strategies to address areas of heightened
concern in the mutual fund industry, including various
regulatory initiatives and continuing geopolitical concerns.
The Board noted that, in 2016, it had authorized an open-
market share repurchase program pursuant to which the
Fund may purchase, from time to time, up to 10% of the
Fund’s common shares in open-market transactions, at
the discretion of management. The Board also noted that,
effective January 1, 2024, the Board authorized a new
managed distribution plan pursuant to which the Fund can
distribute a level distribution amount to shareholders.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its continued reassessment of
the fund offerings in response to FT acquisitions and the
market environment, as well as project initiatives and capital investments relating to the services provided to the Fund
by the FT organization. The Board specifically noted FT’s
commitment to technological innovation and advancement,

Franklin Limited Duration Income Trust
Shareholder Information

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Semiannual Report
including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2023. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with
portfolio managers at Board meetings throughout the year.
A summary of the Fund’s performance results is below.
Such results are based on net asset value without regard to
market discounts or premiums.
The Performance Universe for the Fund included the Fund
and all leveraged closed-end general bond funds. The
Board noted that the Fund’s annualized income return for
the one-, three- and five-year periods was above the median
of its Performance Universe, but for the 10-year period
was below the median of its Performance Universe. The
Board also noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the
median of the Fund’s Performance Universe. The Board
discussed the Fund’s performance with management and
management explained that, with respect to the Fund’s
below median total return performance, a majority of the
Fund’s Performance Universe peers did not share the same
limited duration focus as the Fund. Management further
explained that the Fund’s limited duration focus prevented
the Fund from fully participating in the rally during the
fourth quarter of 2023 that accompanied expectations that
the Federal Reserve would likely not increase, but cut,
interest rates in 2024. Management also explained that,
over the longer term, higher yield corporate credit and bank loans significantly outperformed the securitized sectors
in which the Fund must invest at least 20% of its assets,
which was a major contributor to the Fund’s relative total
return underperformance. Management discussed with the
Board the actions that are being taken/have been taken in
an effort to improve the overall performance of the Fund,
including changes to the Fund’s loan exposures and portfolio duration. The Board further noted management’s view
regarding the income-related attributes of the Fund (e.g.,
a fund’s investment objective) as set forth in the Fund’s
registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis
was appropriate given these attributes. The Board also noted
that the Fund’s one- and three-year annualized income
return was above 10.00% and in the first quintile (best) of
its Performance Universe and that the Fund’s annualized
total return, although below the median of its Performance
Universe for each period, was positive for each period and
12.38% for the one-year period. The Board concluded that
the Fund’s performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
underlying fund expenses; investment-related expenses;
and other non-management fees. The Board considered the
actual total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual or semi-annual report, which reflects
historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges (as applicable) and for comparative
consistency, was shown for the Fund and for each other fund
in the Expense Group. The Board received a description of
the methodology used by Broadridge to select the mutual
funds included in the Expense Group.
The Expense Group for the Fund included the Fund and
eight other general bond funds. The Board noted that the
Management Rate was below the median of its Expense
Group and the actual total expense ratio for the Fund
was above the median of its Expense Group. The Board
discussed the above median actual total expense ratio
with management and management explained that the
Fund experienced a substantial increase in investment-
related expenses due to higher borrowing costs in 2023.

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Shareholder Information

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Management further explained that these increased
investment-related expenses were not reflected for those
peers in the Expense Group that had a December 31, 2022
fiscal year-end and that if such expenses had been reflected for these peers as of December 31, 2023, the Fund’s actual
total expense ratio would have been equal to the median.
The Board concluded that the Management Rate charged to
the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2023, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that an independent registered public accounting firm has
been engaged by the Manager to periodically review and
assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee
structure reflects any economies of scale for the benefit of shareholders. The Board believes that the Manager’s ability
to realize economies of scale and the sharing of such benefit is a more relevant consideration in the case of an open-end
fund whose size increases as a result of the continuous sale of its shares. A closed-end fund, such as the Fund, does
not continuously offer shares, and growth following its initial public offering will primarily result from market appreciation, which benefits its shareholders. While believing economies
of scale to be less of a factor in the context of a closed-end fund, the Board believes at some point an increase in size
may lead to economies of scale that would be shared with
the Fund and its shareholders and intends to monitor future
growth of the Fund accordingly. The Board considered the
Manager’s view that any analyses of potential economies
of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the
Manager incurs across the FT family of funds as a whole.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Limited Duration Income Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Quarterly Schedule of Investments
The Fund files a complete consolidated schedule of
investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

FTF S 08/24
© 2024 Franklin Templeton Investments. All rights reserved.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Limited Duration Income Trust
Investment Manager Transfer Agent
Franklin Advisers, Inc.
(800) DIAL BEN
®
/
342-5236
Equiniti Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
www.equiniti.com

Item 2. Code of Ethics.

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.

Members of the Audit Committee are: Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, J. Michael Luttig and Larry D. Thompson.

Item 6. Schedule of Investments.

N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

N/A

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

N/A

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSRS.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund’s investment manager, Franklin Advisers, Inc., in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.

RESPONSIBILITY OF THE INVESTMENT MANAGERS TO VOTE PROXIES

Franklin Equity Group, a separate investment group within Franklin Templeton, comprised of investment personnel from the SEC- registered investment advisers listed on Appendix A (hereinafter individually an “Investment Manager” and collectively the “Investment Managers”) have delegated the administrative duties with respect to voting proxies for securities to the Franklin Templeton Proxy Group. Proxy duties consist of disseminating proxy materials and analyses of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Managers) that has either delegated proxy voting administrative responsibility to the Investment Managers or has asked for information and/or recommendations on the issues to be voted. The Investment Managers will inform advisory clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Managers’ views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Managers.

The Proxy Group will process proxy votes on behalf of, and the Investment Managers vote proxies solely in the best interests of, separate account clients, the Investment Managers’-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, “Advisory Clients”), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Managers or (ii) the documents otherwise expressly prohibit the Investment Managers from voting proxies. The Investment Managers recognize that the exercise of voting rights on securities held by ERISA plans for which the Investment Managers have voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.

In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Managers indicating such intention and provide written instructions directing the Investment Managers or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.

The Investment Managers have adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that they believe are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with their fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Managers have a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Managers may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Managers may also delegate proxy voting responsibility to a subadviser that is not an Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged a subadviser that is not an Affiliated Subadviser to manage all or a portion of the assets).

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Proxy Services

All proxies received by the Proxy Group will be voted based upon the Investment Managers’ instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Managers subscribe to Institutional Shareholder Services Inc. (“ISS”), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Managers subscribe to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation,

* Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the “Compliance Rule”) require registered investment companies and registered investment advisers to, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).

vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Managers subscribe to Glass, Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research.

In addition, the Investment Manager receives in-house voting research from Franklin Templeton’s Stewardship Team (FT Stewardship). FT Stewardship provides customized research on specific corporate governance issues that is tailored to the investment manager and corporate engagement undertaken. This research may include opinions on voting decisions, however there is no obligation or inference for the Investment Manager to formally vote in line with these opinions. This research supports the independent vote decision making process and may reduce reliance on third-party advice for certain votes.

Although analyses provided by ISS, Glass Lewis, and/or another independent third-party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Managers do not consider recommendations from a Proxy Service or any third-party to be determinative of the Investment Managers’ ultimate decision. Rather, the Investment Managers exercise their independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Managers and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. In some cases, the Investment Managers’ evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a specialty or custom voting policy, and other factors.

Conflicts of Interest

All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Managers are affiliates of a large, diverse financial services firm with many affiliates and makes its best efforts to mitigate conflicts of interest. However, as a general matter, the Investment Managers take the position that relationships between certain affiliates that do not use the “Franklin Templeton” name (“Independent Affiliates”) and an issuer (e.g., an investment management relationship between an issuer and an Independent Affiliate) do not present a conflict of interest for an Investment Manager in voting proxies with respect to such issuer because: (i) the Investment Managers operate as an independent business unit from the Independent Affiliate business units, and (ii) informational barriers exist between the Investment Managers and the Independent Affiliate business units.

Material conflicts of interest could arise in a variety of situations, including as a result of the Investment Managers’ or an affiliate’s (other than an Independent Affiliate as described above): (i) material business relationship with an issuer or proponent, (ii) direct or indirect pecuniary interest in an issuer or proponent; or (iii) significant personal or family relationship with an issuer or proponent. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best-efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

Nonetheless, even though a potential conflict of interest between the Investment Managers or an affiliate (other than an Independent Affiliate as described above) and an issuer may exist: (1) the Investment Managers may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third-party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Managers; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.

Otherwise, in situations where a material conflict of interest is identified between the Investment Managers or one of its affiliates (other than Independent Affiliates) and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Managers’ recommendation regarding the vote for approval. To address certain affiliate conflict situations, the Investment Managers will employ pass-through voting or mirror voting when required pursuant to a fund’s governing documents or applicable law.

Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U.S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum of the board of directors or trustees or of a committee of the board can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Managers and affiliated Investment Managers (other than Independent Affiliates) in accordance with the instructions of one or more of the Advisory Clients.

The Investment Managers may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Managers may consider various factors in deciding whether to vote such proxies, including the Investment Managers’ long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Managers also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”

Weight Given Management Recommendations

One of the primary factors the Investment Managers consider when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that the Investment Managers consider in determining how proxies should be voted. However, the Investment Managers do not consider recommendations from management to be determinative of the Investment Managers’ ultimate decision. Each issue is considered on its own merits, and the Investment Managers will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company’s shares.

Engagement with Issuers

The Investment Managers believe that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Managers may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Managers may also engage with management on a range of environmental, social or corporate governance issues throughout the year.

THE PROXY GROUP

The Proxy Group is part of Franklin Templeton’s Stewardship Team. Full-time staff members and support staff are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a record of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Managers’ managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Managers’ research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.

In situations where the Investment Managers have not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Managers’ research analysts, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that an Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.

PROXY ADMINISTRATION PROCEDURES

Situations Where Proxies Are Not Voted

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Managers understand their fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Managers will generally attempt to process every proxy they receive for all domestic and foreign securities.

However, there may be situations in which the Investment Managers may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if an Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Managers held shares on the record date but has sold them prior to the meeting date; (vii) the Advisory Client held shares on the record date, but the Advisory Client closed the account prior to the meeting date; (viii) a proxy voting service is not offered by the custodian in the market; (ix) due to either system error or human error, the Investment Managers’ intended vote is not correctly submitted; (x) the Investment Managers believe it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (xi) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

Rejected Votes

Even if the Investment Managers use reasonable efforts to vote a proxy on behalf of their Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Managers do not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Managers. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Managers’ votes are not received, or properly tabulated, by an issuer or the issuer’s agent.

Securities on Loan

The Investment Managers or their affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Managers or their affiliates, make efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on an event that may materially affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The ability to timely recall shares is not entirely within the control of the Investment Managers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates or other administrative considerations.

Split Voting

There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton investment manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

Bundled Items

If several issues are bundled together in a single voting item, the Investment Managers will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.

PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS

From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Managers for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Managers, the Proxy Group will take no action on the event. The Investment Managers may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”

In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.

The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Managers may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Managers will report such decisions on an annual basis to Advisory Clients as may be required.

Appendix A

These Proxy Policies apply to accounts managed by personnel within Franklin Equity Group, which includes the following Investment Managers:

Franklin Advisers, Inc. (FAV)
Franklin Templeton Institutional, LLC

The following Proxy Policies apply to FAV only:

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Proxy Services

Certain of the Investment Managers’ separate accounts or funds (or a portion thereof) are included under Franklin Templeton Investment Solutions (“FTIS”), a separate investment group within Franklin Templeton, and employ a quantitative strategy.

For such accounts, FTIS’s proprietary methodologies rely on a combination of quantitative, qualitative, and behavioral analysis rather than fundamental security research and analyst coverage that an actively-managed portfolio would ordinarily employ. Accordingly, absent client direction, in light of the high number of positions held by such accounts and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines (the “the ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis.

The Investment Manager, however, retains the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of Advisory Clients.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, Bank of New York Mellon serves as the Fund’s securities lending agent.

The securities lending agent is responsible for the implementation and administration of the Funds’ securities lending program. Pursuant to the respective Securities Lending Agreements with the Fund, the securities lending agent performs a variety of services, including (but not limited to) the following:

o Trade finding, execution and settlement

o Settlement monitoring and controls, reconciliations, corporate actions and recall management

o Collateral management and valuation information

o Invoice management and billing from counterparties

For the period ended June 30, 2024, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$-
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$-
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	$-
Administrative fees not included in a revenue split	$-
Indemnification fees not included in a revenue split	$-
Rebate (paid to borrower)	$-
Other fees not included above	$-
Aggregate fees/compensation paid by the Fund for securities lending activities	$-
Net income from securities lending activities	$-

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a)(1) N/A

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(c) Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Limited Duration Income Trust

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	August 29, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	August 29, 2024